UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2017
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2017
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	13.28%
S&P 500® Index	13.32%
Fund Category: Morningstar Large Blend	12.90%
Performance Details	pages 9-10

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	13.30%
Schwab 1000 Index®	13.40%
Fund Category: Morningstar Large Blend	12.90%
Performance Details	pages 11-12

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	18.37%
Russell 2000® Index	18.37%
Fund Category: Morningstar Small Blend	16.89%
Performance Details	pages 13-14

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	13.79%
Dow Jones U.S. Total Stock Market IndexSM	13.81%
Fund Category: Morningstar Large Blend	12.90%
Performance Details	pages 15-16

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	11.57%
MSCI EAFE® Index (Net)[2]	11.47%
Fund Category: Morningstar Foreign Large Blend	10.65%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we know that expenses matter. We’re focused on helping our investors achieve their financial goals, and one of the biggest ways that we can help with this is by keeping investing costs down. That’s because even small reductions in expenses can have a large impact on a portfolio’s long-term return potential.
Since our last shareholder report, you may have noticed that effective March 1, 2017, we lowered the expense ratios and eliminated investment minimums on our market cap index mutual funds, including all of the Schwab Equity Index Funds. This was a big step in leveling the playing field for even the smallest investors, as the industry typically reserves costs this low for only the largest institutions. It also follows similar reductions we instituted on five of our most popular exchange-traded funds (ETFs) in recent months. We’re proud that these latest expense reductions give us among the lowest-cost market cap index mutual funds and ETFs available in the industry today.
In addition to our mission to keep your investing costs down, we are also committed to ensuring that our index funds track the performance of their underlying indexes. Just as higher expenses can erode your earning potential, so can tracking difference (the difference between the return of an index fund

Asset Class Performance Comparison % returns during the six months ended 4/30/2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President (continued)

“ For the six-month reporting period ended April 30, 2017, I’m happy to report that all five of the Schwab Equity Index Funds generated double-digit gains that tracked the returns of their respective indexes.”
and that of its underlying index). For the six-month reporting period ended April 30, 2017, I’m happy to report that all five of the Schwab Equity Index Funds generated double-digit gains that tracked the returns of their respective indexes.
As one of the largest providers of index mutual funds, it’s important that we deliver on both cost and performance. That’s why we continue to look for ways to not only further modernize the index investing landscape, but to share with you, our investors, the benefits of our scale and efficiency whenever and wherever we can.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2017, both U.S. and international equity markets generated positive returns. The Dow Jones Industrial Average closed above 20,000 for the first time in January (and continued its climb to close above 21,000 in March), and the current bull market for U.S. stocks entered its eighth year. Meanwhile, improving global growth and continued accommodative central bank policies supported the performance of many international equities. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.32%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 18.37% for the reporting period. Internationally, the MSCI EAFE® Index (Net), a broad measure of international developed equity performance, returned 11.47% for the same time period.
Market volatility generally eased over the reporting period, though fluctuations tied to elections in both the U.S. and abroad occurred during the six months. In the U.S., election-related volatility picked up in the weeks leading up to the U.S. presidential election and continued after Election Day. U.S. equity futures dropped sharply soon after the election results were announced, then rebounded almost immediately the following day and generally maintained an upward trajectory throughout most of the reporting period. This rally was fueled by investor expectations for reflationary policies from the Trump administration, including increased fiscal spending, tax reform, and reduced financial regulation. Traditionally cyclical sectors in particular, such as Information Technology, especially benefitted from these investor expectations. However, lack of progress in certain of the Trump administration’s policies increased uncertainty and contributed to muted stock market gains in the last months of the reporting period. Meanwhile, political uncertainty in the eurozone, including elections in the Netherlands and France, also contributed to overseas market volatility. In mid-March, center-right Dutch Prime Minister Mark Rutte beat far-right candidate Geert Wilders, while the race between front-runners Emmanuel Macron and Marine Le Pen in France was closer than many expected in the first round of voting. (Macron was elected to the French presidency in the run-off election the week following the end of the reporting period.)
The Federal Reserve (Fed) and the People’s Bank of China (PBOC) tightened monetary policies over the reporting period, while many other central banks maintained or increased accommodative policies. With improvements in several key U.S. economic measures and an uptick in inflation, the Fed raised the federal funds rate twice over the reporting period, first in December 2016 and again in March 2017. Market responses to these changes were muted as both increases were largely already priced into global equity markets. In China, prior accommodative measures led to credit expanding at twice the rate of economic growth, prompting the PBOC to take steps to address this imbalance and reduce long-term financial risk. Meanwhile, the European Central Bank extended its asset purchase program to at least December 2017 and announced it was loosening the restrictions on the types of bonds it is allowed to purchase. The Bank of Japan maintained negative interest rates, quantitative easing, and yield curve management over the six-month reporting period. The positive performance of many international equities and improvement in the global economic outlook over the reporting period suggested that these policies were achieving their intended results, effectively stimulating economic growth in both the eurozone and in Japan.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

U.S. economic data remained relatively steady compared to prior reporting periods. However, the spread between “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indexes, widened over the reporting period. Nonfarm payroll numbers were generally in line with expectations through February, fell noticeably in March, and then rebounded in April. GDP dropped to an annual rate of 2.1% in the fourth quarter of 2016 and fell even further in the first quarter of 2017, indicating a persistently moderate growth outlook. In contrast, consumer confidence rose after the November election of President Trump through the end of the reporting period, reaching its highest level since December 2000 in March. According to the National Federation of Independent Business (NFIB) Small Business Economic Trends Report, small business optimism also surged after Election Day and throughout the reporting period.
Overall global economic growth generally improved over the six-month reporting period. Eurozone economic activity picked up in both the fourth quarter of 2016 and the first quarter of 2017, and the entire eurozone bloc exited deflation by the end of January 2017. Meanwhile, the United Kingdom economy performed better than expected in the months following the decision in June 2016 to leave the European Union (Brexit) as progress toward an exit plan was made. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years, while rising inflation and decreasing lending costs in China contributed to a relatively stable economy over the reporting period.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management (continued)

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	13.28%	17.83%	13.57%	7.11%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Large Blend[3]	12.90%	16.53%	12.14%	6.19%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	508
Weighted Average Market Cap (millions)	$166,980
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	13.30%	17.87%	13.22%	7.01%
Schwab 1000 Index®	13.40%	18.06%	13.51%	7.28%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Large Blend[3]	12.90%	16.53%	12.14%	6.19%
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	942 [1]
Weighted Average Market Cap (millions)	$150,068
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate[2]	2%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	As a result of the Schwab 1000 Index’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	18.37%	25.63%	12.98%	7.79%
Russell 2000® Index	18.37%	25.63%	12.95%	7.05%
Small-Cap Spliced Index	18.37%	25.63%	12.95%	7.85%
Fund Category: Morningstar Small Blend[3]	16.89%	21.71%	11.76%	6.45%
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the March 1, 2017 prospectus supplement.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	1,928
Weighted Average Market Cap (millions)	$2,295
Price/Earnings Ratio (P/E)	22.4
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	13.79%	18.54%	13.45%	7.38%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	7.32%
Fund Category: Morningstar Large Blend[3]	12.90%	16.53%	12.14%	6.19%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and has been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	2,353
Weighted Average Market Cap (millions)	$138,082
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	11.57%	12.40%	6.75%	1.16%
MSCI EAFE® Index (Net)[3]	11.47%	11.29%	6.78%	0.87%
International Spliced Index	11.47%	11.29%	6.85%	1.21%
Fund Category: Morningstar Foreign Large Blend[4]	10.65%	12.00%	5.94%	0.90%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the March 1, 2017 prospectus supplement.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	947
Weighted Average Market Cap (millions)	$57,341
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2016 and held through April 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Schwab S&P 500 Index Fund
Actual Return	0.07%	$1,000.00	$1,132.80	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35
Schwab 1000 Index Fund
Actual Return	0.21%	$1,000.00	$1,133.00	$1.11
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.76	$1.05
Schwab Small-Cap Index Fund
Actual Return	0.13%	$1,000.00	$1,183.70	$0.70
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65
Schwab Total Stock Market Index Fund
Actual Return	0.07%	$1,000.00	$1,137.90	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35
Schwab International Index Fund
Actual Return	0.14%	$1,000.00	$1,115.70	$0.73
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.11	$0.70

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective March 1, 2017, the funds changed to a unitary fee structure. Under the new unitary fee structure the advisory fees changed to 0.03%, 0.05%, 0.05%, 0.03% and 0.06% for Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return example would have been the following; Schwab S&P 500 Index Fund, $0.16 and $0.15, respectively, Schwab 1000 Index Fund, $0.26 and $0.25, respectively, Schwab Small-Cap Index Fund, $0.27 and $0.25, respectively, Schwab Total Stock Market Index Fund, $0.16 and $0.15, respectively, and for Schwab International Index Fund, $0.31 and $0.30, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$33.38	$33.00	$31.99	$27.78	$22.35	$19.82
Income (loss) from investment operations:
Net investment income (loss)	0.36 [1]	0.69 [1]	0.67 [1]	0.56	0.52	0.44
Net realized and unrealized gains (losses)	4.02	0.69	0.92	4.13	5.40	2.49
Total from investment operations	4.38	1.38	1.59	4.69	5.92	2.93
Less distributions:
Distributions from net investment income	(0.69)	(0.68)	(0.58)	(0.48)	(0.49)	(0.40)
Distributions from net realized gains	(0.19)	(0.32)	—	—	—	—
Total distributions	(0.88)	(1.00)	(0.58)	(0.48)	(0.49)	(0.40)
Net asset value at end of period	$36.88	$33.38	$33.00	$31.99	$27.78	$22.35
Total return	13.28% [2]	4.40%	5.10%	17.16%	27.06%	15.09%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.07% [3],[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.07% [3],[4]	0.09%	0.09%	0.09%	0.09%	0.10%
Net investment income (loss)	2.05% [3]	2.12%	2.07%	1.89%	2.10%	2.09%
Portfolio turnover rate	1% [2]	2%	2%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$26,579	$22,675	$21,587	$20,473	$17,121	$12,687

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)
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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	14,080,322,208	26,386,267,205
0.0%	Other Investment Company	4,719,058	4,719,058
1.2%	Short-Term Investments	313,506,445	313,506,445
100.5%	Total Investments	14,398,547,711	26,704,492,708
(0.5%)	Other Assets and Liabilities, Net		(125,550,848)
100.0%	Net Assets		26,578,941,860

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	182,487,182

Banks 6.3%
Bank of America Corp.	12,922,211	1.1	301,604,405
Citigroup, Inc.	3,573,847	0.8	211,285,835
JPMorgan Chase & Co.	4,604,231	1.5	400,568,097
Wells Fargo & Co.	5,805,009	1.2	312,541,685
Other Securities		1.7	437,111,144
		6.3	1,663,111,166

Capital Goods 7.3%
3M Co.	771,719	0.6	151,125,732
General Electric Co.	11,248,057	1.2	326,081,172
Honeywell International, Inc.	977,829	0.5	128,232,495
The Boeing Co.	735,554	0.5	135,952,446
United Technologies Corp.	967,258	0.4	115,094,029
Other Securities		4.1	1,094,899,005
		7.3	1,951,384,879

Commercial & Professional Services 0.5%
Other Securities		0.5	142,755,432

Consumer Durables & Apparel 1.2%
Other Securities		1.2	318,990,250

Consumer Services 1.7%
McDonald's Corp.	1,055,738	0.6	147,729,418
Other Securities		1.1	299,272,464
		1.7	447,001,882

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	2,443,530	1.5	403,695,591
The Charles Schwab Corp. (a)	1,573,881	0.2	61,145,277
Other Securities		3.4	886,673,840
		5.1	1,351,514,708

Energy 6.3%
Chevron Corp.	2,446,134	1.0	261,002,498
Exxon Mobil Corp.	5,352,341	1.6	437,018,643
Schlumberger Ltd.	1,804,028	0.5	130,954,393
Other Securities		3.2	837,701,251
		6.3	1,666,676,785

Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	1,944,402	0.5	146,180,142
Other Securities		1.5	387,800,024
		2.0	533,980,166

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,500,391	0.7	179,478,066
PepsiCo, Inc.	1,844,563	0.8	208,952,097
Philip Morris International, Inc.	2,001,646	0.8	221,862,443
The Coca-Cola Co.	4,989,656	0.8	215,303,656
Other Securities		2.2	586,326,859
		5.3	1,411,923,121

Health Care Equipment & Services 5.4%
Medtronic plc	1,766,576	0.6	146,784,800
UnitedHealth Group, Inc.	1,239,610	0.8	216,782,997
Other Securities		4.0	1,070,735,703
		5.4	1,434,303,500

Household & Personal Products 1.9%
The Procter & Gamble Co.	3,297,190	1.1	287,943,603
Other Securities		0.8	215,100,913
		1.9	503,044,516

Insurance 2.7%
Other Securities		2.7	703,774,791

Materials 2.8%
Other Securities		2.8	752,061,384

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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	6,099,328	0.9	239,032,664
The Walt Disney Co.	1,874,783	0.8	216,724,915
Other Securities		1.5	399,359,942
		3.2	855,117,521

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	2,053,086	0.5	135,380,491
Amgen, Inc.	950,859	0.6	155,294,292
Bristol-Myers Squibb Co.	2,165,564	0.5	121,379,862
Celgene Corp. *	1,007,126	0.5	124,933,980
Gilead Sciences, Inc.	1,682,950	0.4	115,366,223
Johnson & Johnson	3,494,325	1.6	431,444,308
Merck & Co., Inc.	3,535,914	0.8	220,393,520
Pfizer, Inc.	7,665,033	1.0	259,997,919
Other Securities		2.6	683,924,906
		8.5	2,248,115,501

Real Estate 2.9%
Other Securities		2.9	767,565,141

Retailing 5.6%
Amazon.com, Inc. *	510,480	1.8	472,188,895
The Home Depot, Inc.	1,571,850	0.9	245,365,785
The Priceline Group, Inc. *	63,115	0.4	116,562,044
Other Securities		2.5	658,559,222
		5.6	1,492,675,946

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	6,084,505	0.8	219,954,856
Other Securities		2.5	667,433,804
		3.3	887,388,660

Software & Services 13.3%
Alphabet, Inc., Class A *	383,712	1.3	354,749,418
Alphabet, Inc., Class C *	379,875	1.3	344,151,555
Facebook, Inc., Class A *	3,034,300	1.7	455,903,575
International Business Machines Corp.	1,106,390	0.7	177,343,253
MasterCard, Inc., Class A	1,215,490	0.5	141,385,797
Microsoft Corp.	9,953,931	2.6	681,446,116
Oracle Corp.	3,864,686	0.7	173,756,283
Visa, Inc., Class A	2,392,300	0.8	218,225,606
Other Securities		3.7	992,463,690
		13.3	3,539,425,293

Technology Hardware & Equipment 5.7%
Apple, Inc.	6,759,715	3.7	971,033,060
Cisco Systems, Inc.	6,465,128	0.8	220,266,911
Other Securities		1.2	319,546,124
		5.7	1,510,846,095

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.2%
AT&T, Inc.	7,922,202	1.2	313,956,865
Verizon Communications, Inc.	5,259,278	0.9	241,453,453
Other Securities		0.1	40,222,770
		2.2	595,633,088

Transportation 2.2%
Union Pacific Corp.	1,049,650	0.4	117,518,814
Other Securities		1.8	468,687,560
		2.2	586,206,374

Utilities 3.2%
Other Securities		3.2	840,283,824
Total Common Stock
(Cost $14,080,322,208)			26,386,267,205

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Other Securities		0.0	4,719,058
Total Other Investment Company
(Cost $4,719,058)			4,719,058
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Sumitomo Mitsui Banking Corp. 0.42%, 05/01/17 (d)	232,106,445	0.9	232,106,445
Other Securities		0.3	81,400,000
		1.2	313,506,445
Total Short-Term Investments
(Cost $313,506,445)			313,506,445

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $14,438,467,784 and the unrealized appreciation and depreciation were $12,608,993,697 and ($342,968,773), respectively, with a net unrealized appreciation of $12,266,024,924.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,578,445.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	1,568	186,631,200	2,278,307

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$26,386,267,205	$—	$—	$26,386,267,205
Other Investment Company[1]	4,719,058	—	—	4,719,058
Short-Term Investments[1]	—	313,506,445	—	313,506,445
Total	$26,390,986,263	$313,506,445	$—	$26,704,492,708
Other Financial Instruments
Futures Contracts[2]	$2,278,307	$—	$—	$2,278,307
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investment in affiliated issuer, at value (cost $26,372,402)		$61,145,277
Investments in unaffiliated issuers, at value (cost $14,367,456,251) including securities on loan of $4,578,445		26,638,628,373
Collateral invested for securities on loan, at value (cost $4,719,058)	+	4,719,058
Total investments, at value (cost $14,398,547,711)		26,704,492,708
Cash		38,972
Deposit with broker for futures contracts		19,450,000
Receivables:
Fund shares sold		44,452,318
Dividends		25,355,445
Interest		10,974
Income from securities on loan	+	9,433
Total assets		26,793,809,850
Liabilities
Collateral held for securities on loan		4,719,058
Payables:
Investments bought		196,331,856
Investment adviser and administrator fees		643,321
Fund shares redeemed		12,040,371
Variation margin on futures contracts		869,624
Accrued expenses	+	263,760
Total liabilities		214,867,990
Net Assets
Total assets		26,793,809,850
Total liabilities	–	214,867,990
Net assets		$26,578,941,860
Net Assets by Source
Capital received from investors		14,158,153,389
Net investment income not yet distributed		155,298,299
Net realized capital losses		(42,733,132)
Net unrealized capital appreciation		12,308,223,304

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$26,578,941,860		720,766,466		$36.88

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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$224,433
Dividends received from unaffiliated issuers		260,154,477
Interest		259,930
Securities on loan, net	+	197,765
Total investment income		260,836,605
Expenses 1
Investment adviser and administrator fees		6,081,116
Shareholder service fees		1,495,075
Transfer agent fees		263,422
Registration fees		141,970
Custodian fees		138,935
Portfolio accounting fees		111,380
Shareholder reports		70,845
Professional fees		38,504
Independent trustees' fees		38,386
Index fees		35,796
Other expenses	+	154,066
Total expenses		8,569,495
Expense reduction by CSIM and its affiliates	–	263,422
Net expenses	–	8,306,073
Net investment income		252,530,532
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(35,872,197)
Net realized gains on futures contracts	+	20,990,575
Net realized losses		(14,881,622)
Net change in unrealized appreciation (depreciation) on affiliated issuer		10,393,930
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		2,780,915,067
Net change in unrealized appreciation (depreciation) on futures contracts	+	3,230,200
Net change in unrealized appreciation (depreciation)	+	2,794,539,197
Net realized and unrealized gains		2,779,657,575
Increase in net assets resulting from operations		$3,032,188,107
[1]	See financial note 2(e) and financial note 4.
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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$252,530,532	$464,358,826
Net realized gains (losses)		(14,881,622)	135,865,002
Net change in unrealized appreciation (depreciation)	+	2,794,539,197	367,870,298
Increase in net assets from operations		3,032,188,107	968,094,126
Distributions to Shareholders
Distributions from net investment income		(467,541,204)	(445,863,757)
Distributions from net realized gains	+	(130,682,605)	(213,585,458)
Total distributions		($598,223,809)	($659,449,215)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		95,266,769	$3,387,288,392	138,449,264	$4,442,657,641
Shares reinvested		14,654,966	509,406,624	18,184,196	567,165,064
Shares redeemed	+	(68,473,538)	(2,426,254,640)	(131,502,877)	(4,230,435,569)
Net transactions in fund shares		41,448,197	$1,470,440,376	25,130,583	$779,387,136
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		679,318,269	$22,674,537,186	654,187,686	$21,586,505,139
Total increase	+	41,448,197	3,904,404,674	25,130,583	1,088,032,047
End of period		720,766,466	$26,578,941,860	679,318,269	$22,674,537,186
Net investment income not yet distributed			$155,298,299		$370,308,971
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Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$52.40	$53.67	$53.63	$48.31	$40.23	$37.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.51	0.95	0.94	0.83	0.81	0.71
Net realized and unrealized gains (losses)	6.35	0.92	1.40	6.74	9.74	4.32
Total from investment operations	6.86	1.87	2.34	7.57	10.55	5.03
Less distributions:
Distributions from net investment income	(0.97)	(0.96)	(0.86)	(0.75)	(0.81)	(0.72)
Distributions from net realized gains	(0.86)	(2.18)	(1.44)	(1.50)	(1.66)	(1.52)
Total distributions	(1.83)	(3.14)	(2.30)	(2.25)	(2.47)	(2.24)
Net asset value at end of period	$57.43	$52.40	$53.67	$53.63	$48.31	$40.23
Total return	13.30% [2]	3.87%	4.66%	16.36%	27.85%	14.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [3],[4]	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.23% [3],[4]	0.33%	0.33%	0.33%	0.34%	0.34%
Net investment income (loss)	1.87% [3]	1.86%	1.77%	1.64%	1.87%	1.85%
Portfolio turnover rate	2% [2]	3%	4%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$7,094	$6,432	$6,550	$6,586	$5,887	$4,848

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)
27
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	1,866,080,327	6,998,645,975
1.3%	Other Investment Companies	95,691,492	95,691,492
100.0%	Total Investments	1,961,771,819	7,094,337,467
(0.0%)	Other Assets and Liabilities, Net		(762,047)
100.0%	Net Assets		7,093,575,420

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	66,966,230

Banks 6.3%
Bank of America Corp.	3,073,841	1.0	71,743,449
Citigroup, Inc.	851,556	0.7	50,343,991
JPMorgan Chase & Co.	1,091,578	1.3	94,967,286
Wells Fargo & Co.	1,378,696	1.0	74,228,993
Other Securities		2.3	154,216,190
		6.3	445,499,909

Capital Goods 7.5%
3M Co.	180,854	0.5	35,416,639
General Electric Co.	2,668,102	1.1	77,348,277
Honeywell International, Inc.	239,099	0.4	31,355,443
The Boeing Co.	176,789	0.5	32,675,911
United Technologies Corp.	234,703	0.4	27,927,310
Other Securities		4.6	325,486,782
		7.5	530,210,362

Commercial & Professional Services 0.7%
Other Securities		0.7	49,144,847

Consumer Durables & Apparel 1.3%
Other Securities		1.3	89,092,444

Consumer Services 2.0%
McDonald's Corp.	249,636	0.5	34,931,566
Other Securities		1.5	110,024,236
		2.0	144,955,802

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 5.0%
Berkshire Hathaway, Inc., Class B *	572,712	1.3	94,617,750
The Charles Schwab Corp. (a)	375,265	0.2	14,579,045
Other Securities		3.5	243,909,540
		5.0	353,106,335

Energy 6.0%
Chevron Corp.	580,437	0.9	61,932,628
Exxon Mobil Corp.	1,263,763	1.5	103,186,249
Schlumberger Ltd.	431,405	0.4	31,315,689
Other Securities		3.2	230,522,305
		6.0	426,956,871

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	451,627	0.5	33,953,318
Other Securities		1.3	95,122,361
		1.8	129,075,679

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	596,705	0.6	42,831,485
PepsiCo, Inc.	430,385	0.7	48,754,013
Philip Morris International, Inc.	460,065	0.7	50,993,604
The Coca-Cola Co.	1,200,348	0.7	51,795,016
Other Securities		2.2	156,662,979
		4.9	351,037,097

Health Care Equipment & Services 5.3%
Medtronic plc	405,722	0.5	33,711,441
UnitedHealth Group, Inc.	294,392	0.7	51,483,273
Other Securities		4.1	287,510,907
		5.3	372,705,621

Household & Personal Products 1.7%
The Procter & Gamble Co.	786,119	1.0	68,651,772
Other Securities		0.7	54,223,898
		1.7	122,875,670

Insurance 3.0%
Other Securities		3.0	210,867,662

Materials 3.2%
Other Securities		3.2	225,412,347

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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	1,415,446	0.8	55,471,329
The Walt Disney Co.	445,260	0.7	51,472,056
Other Securities		1.7	117,505,345
		3.2	224,448,730

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	494,626	0.5	32,615,638
Amgen, Inc.	228,102	0.5	37,253,619
Bristol-Myers Squibb Co.	506,839	0.4	28,408,326
Celgene Corp. *	242,540	0.4	30,087,087
Gilead Sciences, Inc.	415,344	0.4	28,471,831
Johnson & Johnson	829,387	1.4	102,404,413
Merck & Co., Inc.	832,218	0.7	51,872,148
Pfizer, Inc.	1,827,351	0.9	61,983,746
Other Securities		2.8	191,437,694
		8.0	564,534,502

Real Estate 3.7%
Other Securities		3.7	265,467,894

Retailing 5.2%
Amazon.com, Inc. *	119,541	1.6	110,574,229
The Home Depot, Inc.	372,035	0.8	58,074,663
The Priceline Group, Inc. *	15,246	0.4	28,156,618
Other Securities		2.4	168,758,876
		5.2	365,564,386

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	1,463,480	0.7	52,904,802
Other Securities		2.5	174,625,856
		3.2	227,530,658

Software & Services 12.9%
Alphabet, Inc., Class A *	89,288	1.2	82,548,542
Alphabet, Inc., Class C *	88,332	1.1	80,025,259
Facebook, Inc., Class A *	715,100	1.5	107,443,775
International Business Machines Corp.	265,740	0.6	42,595,465
MasterCard, Inc., Class A	291,210	0.5	33,873,547
Microsoft Corp.	2,360,038	2.3	161,568,201
Oracle Corp.	926,410	0.6	41,651,394
Visa, Inc., Class A	573,400	0.7	52,305,548
Other Securities		4.4	310,457,121
		12.9	912,468,852

Technology Hardware & Equipment 5.5%
Apple, Inc.	1,599,974	3.2	229,836,265
Cisco Systems, Inc.	1,554,615	0.7	52,965,733
Other Securities		1.6	109,644,991
		5.5	392,446,989

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.1%
AT&T, Inc.	1,882,041	1.1	74,585,285
Verizon Communications, Inc.	1,253,257	0.8	57,537,029
Other Securities		0.2	18,006,524
		2.1	150,128,838

Transportation 2.1%
Union Pacific Corp.	250,724	0.4	28,071,059
Other Securities		1.7	123,633,080
		2.1	151,704,139

Utilities 3.2%
Other Securities		3.2	226,444,111
Total Common Stock
(Cost $1,866,080,327)			6,998,645,975

Other Investment Companies 1.3% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (c)	82,722,242	1.1	82,722,242

Securities Lending Collateral 0.2%
Other Securities		0.2	12,969,250
Total Other Investment Companies
(Cost $95,691,492)			95,691,492

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,943,196,641 and the unrealized appreciation and depreciation were $5,166,531,224 and ($15,390,398), respectively, with a net unrealized appreciation of $5,151,140,826.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $12,507,336.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	780	92,839,500	567,225

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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,998,645,975	$—	$—	$6,998,645,975
Other Investment Companies[1]	95,691,492	—	—	95,691,492
Total	$7,094,337,467	$—	$—	$7,094,337,467
Other Financial Instruments
Futures Contracts[2]	$567,225	$—	$—	$567,225
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
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Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investment in affiliated issuer, at value (cost $2,209,352)		$14,579,045
Investments in unaffiliated issuers, at value (cost $1,946,593,217) including securities on loan of $12,507,336		7,066,789,172
Collateral invested for securities on loan, at value (cost $12,969,250)	+	12,969,250
Total investments, at value (cost $1,961,771,819)		7,094,337,467
Deposit with broker for futures contracts		3,900,000
Receivables:
Dividends		6,563,364
Fund shares sold		3,916,604
Income from securities on loan	+	21,557
Total assets		7,108,738,992
Liabilities
Collateral held for securities on loan		12,969,250
Payables:
Investment adviser and administrator fees		288,308
Fund shares redeemed		1,586,647
Variation margin on futures contracts		218,400
Accrued expenses	+	100,967
Total liabilities		15,163,572
Net Assets
Total assets		7,108,738,992
Total liabilities	–	15,163,572
Net assets		$7,093,575,420
Net Assets by Source
Capital received from investors		1,778,547,227
Net investment income not yet distributed		38,587,057
Net realized capital gains		143,308,263
Net unrealized capital appreciation		5,133,132,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,093,575,420		123,519,126		$57.43

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Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$56,290
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $2,983)		70,156,838
Securities on loan, net	+	163,291
Total investment income		70,376,419
Expenses 1
Investment adviser and administrator fees		5,480,902
Shareholder service fees		2,126,991
Portfolio accounting fees		41,874
Shareholder reports		39,639
Transfer agent fees		37,074
Registration fees		34,237
Custodian fees		31,009
Professional fees		21,518
Independent trustees' fees		16,961
Interest expense		1,229
Other expenses	+	44,239
Total expenses		7,875,673
Expense reduction by CSIM and its affiliates	–	858,722
Net expenses	–	7,016,951
Net investment income		63,359,468
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		118,702,503
Net realized gains on futures contracts	+	4,931,016
Net realized gains		123,633,519
Net change in unrealized appreciation (depreciation) on affiliated issuer		2,683,145
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		653,702,274
Net change in unrealized appreciation (depreciation) on futures contracts	+	565,592
Net change in unrealized appreciation (depreciation)	+	656,951,011
Net realized and unrealized gains		780,584,530
Increase in net assets resulting from operations		$843,943,998
[1]	See financial note 2(e) and financial note 4.
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Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$63,359,468	$119,057,166
Net realized gains		123,633,519	99,482,670
Net change in unrealized appreciation (depreciation)	+	656,951,011	26,057,919
Increase in net assets from operations		843,943,998	244,597,755
Distributions to Shareholders
Distributions from net investment income		(118,201,282)	(116,634,011)
Distributions from net realized gains	+	(104,593,102)	(264,435,992)
Total distributions		($222,794,384)	($381,070,003)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,149,809	$230,531,774	7,018,989	$351,323,719
Shares reinvested		3,447,950	186,706,519	6,609,034	324,569,655
Shares redeemed	+	(6,845,011)	(377,269,999)	(12,905,052)	(656,886,870)
Net transactions in fund shares		752,748	$39,968,294	722,971	$19,006,504
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,766,378	$6,432,457,512	122,043,407	$6,549,923,256
Total increase or decrease	+	752,748	661,117,908	722,971	(117,465,744)
End of period		123,519,126	$7,093,575,420	122,766,378	$6,432,457,512
Net investment income not yet distributed			$38,587,057		$93,428,871
33
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Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$25.60	$26.29	$28.13	$27.62	$21.26	$20.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.39	0.38	0.35	0.42	0.33
Net realized and unrealized gains (losses)	4.45	0.59	(0.34)	1.76	6.94	1.89
Total from investment operations	4.67	0.98	0.04	2.11	7.36	2.22
Less distributions:
Distributions from net investment income	(0.39)	(0.36)	(0.34)	(0.31)	(0.50)	(0.35)
Distributions from net realized gains	(0.76)	(1.31)	(1.54)	(1.29)	(0.50)	(1.16)
Total distributions	(1.15)	(1.67)	(1.88)	(1.60)	(1.00)	(1.51)
Net asset value at end of period	$29.12	$25.60	$26.29	$28.13	$27.62	$21.26
Total return	18.37% [2]	4.17%	0.36%	8.08%	36.23%	11.87%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.13% [3],[4]	0.17%	0.17%	0.17%	0.17%	0.17%
Gross operating expenses	0.15% [3],[4]	0.20%	0.20%	0.21%	0.20%	0.21%
Net investment income (loss)	1.53% [3]	1.60%	1.37%	1.27%	1.76%	1.63%
Portfolio turnover rate	1% [2]	17%	17%	12%	11%	41% [5]
Net assets, end of period (x 1,000,000)	$3,172	$2,619	$2,607	$2,567	$2,351	$1,675

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)
5
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.
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Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,165,609,297	3,153,187,296
0.0%	Rights	442,190	739,496
2.6%	Other Investment Company	83,253,815	83,253,815
1.2%	Short-Term Investments	35,939,495	35,939,495
103.2%	Total Investments	2,285,244,797	3,273,120,102
(3.2%)	Other Assets and Liabilities, Net		(100,958,486)
100.0%	Net Assets		3,172,161,616

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	38,431,274

Banks 13.5%
Bank of the Ozarks, Inc.	149,268	0.2	7,085,752
F.N.B. Corp.	518,499	0.2	7,383,426
Hancock Holding Co.	138,326	0.2	6,459,824
IBERIABANK Corp.	83,375	0.2	6,615,806
Investors Bancorp, Inc.	487,314	0.2	6,749,299
PrivateBancorp, Inc.	130,076	0.2	7,514,491
Prosperity Bancshares, Inc.	110,595	0.2	7,431,984
Texas Capital Bancshares, Inc. *	83,200	0.2	6,331,520
Umpqua Holdings Corp.	362,388	0.2	6,403,396
Webster Financial Corp.	149,327	0.2	7,587,305
Other Securities		11.5	359,945,840
		13.5	429,508,643

Capital Goods 9.2%
Curtiss-Wright Corp.	73,740	0.2	6,891,740
EMCOR Group, Inc.	99,097	0.2	6,514,637
Teledyne Technologies, Inc. *	55,426	0.2	7,473,088
Other Securities		8.6	269,677,441
		9.2	290,556,906

Commercial & Professional Services 3.7%
Other Securities		3.7	116,064,390

Consumer Durables & Apparel 2.3%
Other Securities		2.3	73,992,366

Consumer Services 4.1%
Other Securities		4.1	129,934,562

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 3.1%
New Residential Investment Corp.	488,397	0.3	8,141,578
Other Securities		2.8	91,093,053
		3.1	99,234,631

Energy 3.1%
RSP Permian, Inc. *	161,025	0.2	6,127,001
Other Securities		2.9	91,002,657
		3.1	97,129,658

Food & Staples Retailing 0.5%
Other Securities		0.5	16,999,868

Food, Beverage & Tobacco 1.8%
Other Securities		1.8	57,479,385

Health Care Equipment & Services 5.5%
HealthSouth Corp.	148,800	0.2	6,978,720
Masimo Corp. *	71,000	0.2	7,294,540
Other Securities		5.1	161,820,322
		5.5	176,093,582

Household & Personal Products 0.6%
Other Securities		0.6	18,234,237

Insurance 2.4%
CNO Financial Group, Inc.	290,468	0.2	6,120,161
Primerica, Inc.	77,100	0.2	6,460,980
Other Securities		2.0	63,319,042
		2.4	75,900,183

Materials 5.1%
Olin Corp.	272,948	0.3	8,769,819
The Chemours Co.	301,200	0.4	12,135,348
Other Securities		4.4	139,593,556
		5.1	160,498,723

Media 1.6%
Other Securities		1.6	49,736,103

35
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Exelixis, Inc. *	377,072	0.3	8,446,413
TESARO, Inc. *	47,000	0.2	6,936,730
Other Securities		6.9	220,431,872
		7.4	235,815,015

Real Estate 7.9%
DuPont Fabros Technology, Inc.	122,124	0.2	6,295,492
Gramercy Property Trust	229,322	0.2	6,372,858
Healthcare Realty Trust, Inc.	187,281	0.2	6,142,817
Hudson Pacific Properties, Inc.	201,311	0.2	6,917,046
Medical Properties Trust, Inc.	485,753	0.2	6,348,792
The GEO Group, Inc.	198,420	0.2	6,611,354
Other Securities		6.7	211,324,943
		7.9	250,013,302

Retailing 3.1%
Other Securities		3.1	97,600,958

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	1,242,043	0.5	16,519,172
Cavium, Inc. *	106,350	0.2	7,322,197
Cirrus Logic, Inc. *	102,500	0.2	6,595,875
Microsemi Corp. *	186,321	0.3	8,745,908
MKS Instruments, Inc.	87,389	0.2	6,838,189
Other Securities		2.6	81,714,310
		4.0	127,735,651

Software & Services 8.0%
Aspen Technology, Inc. *	127,699	0.2	7,852,212
Blackbaud, Inc.	79,069	0.2	6,357,938
EPAM Systems, Inc. *	79,383	0.2	6,112,491
Fair Isaac Corp.	51,391	0.2	6,962,453
j2 Global, Inc.	76,328	0.2	6,887,839
LogMeIn, Inc.	85,700	0.3	9,684,100
MAXIMUS, Inc.	107,617	0.2	6,563,561
Take-Two Interactive Software, Inc. *	161,512	0.3	10,151,029
Other Securities		6.2	192,199,458
		8.0	252,771,081

Technology Hardware & Equipment 5.3%
Coherent, Inc. *	39,689	0.3	8,556,948
Other Securities		5.0	160,122,274
		5.3	168,679,222

Telecommunication Services 0.8%
Other Securities		0.8	25,286,710

Transportation 1.5%
XPO Logistics, Inc. *	161,802	0.3	7,991,401
Other Securities		1.2	40,894,000
		1.5	48,885,401

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.7%
IDACORP, Inc.	83,643	0.2	7,069,506
Portland General Electric Co.	149,008	0.2	6,756,023
Southwest Gas Holdings, Inc.	78,196	0.2	6,549,697
WGL Holdings, Inc.	83,033	0.2	6,846,901
Other Securities		2.9	89,383,318
		3.7	116,605,445
Total Common Stock
(Cost $2,165,609,297)			3,153,187,296

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	297,306

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	442,190
Total Rights
(Cost $442,190)			739,496

Other Investment Company 2.6% of net assets

Securities Lending Collateral 2.6%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	83,253,815	2.6	83,253,815
Total Other Investment Company
(Cost $83,253,815)			83,253,815
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc. 0.42%, 05/01/17 (c)	32,097,833	1.0	32,097,833
Other Securities		0.2	3,841,662
		1.2	35,939,495
Total Short-Term Investments
(Cost $35,939,495)			35,939,495

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,297,663,908 and the unrealized appreciation and depreciation were $1,183,254,916 and ($207,798,722), respectively, with a net unrealized appreciation of $975,456,194.

36
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $80,171,978.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	234	16,361,280	89,302

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,992,688,573	$—	$—	$2,992,688,573
Materials	160,498,723	—	— *	160,498,723
Rights [1]	—	—	739,496 *	739,496
Other Investment Company[1]	83,253,815	—	—	83,253,815
Short-Term Investments[1]	—	35,939,495	—	35,939,495
Total	$3,236,441,111	$35,939,495	$739,496	$3,273,120,102
Other Financial Instruments
Futures Contracts[2]	$89,302	$—	$—	$89,302
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
37
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $2,201,990,982) including securities on loan of $80,171,978		$3,189,866,287
Collateral invested for securities on loan, at value (cost $83,253,815)	+	83,253,815
Total investments, at value (cost $2,285,244,797)		3,273,120,102
Deposit with broker for futures contracts		1,892,750
Receivables:
Investments sold		1,895,152
Fund shares sold		4,590,714
Dividends		949,694
Income from securities on loan		407,864
Interest		1,112
Foreign tax reclaims	+	222
Total assets		3,282,857,610
Liabilities
Collateral held for securities on loan		83,253,815
Payables:
Investments bought		23,691,264
Investment adviser and administrator fees		127,458
Fund shares redeemed		2,753,523
Variation margin on futures contracts		588,131
Due to custodian		157,270
Accrued expenses	+	124,533
Total liabilities		110,695,994
Net Assets
Total assets		3,282,857,610
Total liabilities	–	110,695,994
Net assets		$3,172,161,616
Net Assets by Source
Capital received from investors		2,137,008,429
Net investment income not yet distributed		12,566,692
Net realized capital gains		34,621,888
Net unrealized capital appreciation		987,964,607

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,172,161,616		108,933,895		$29.12

38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,509)		$22,353,884
Interest		51,700
Securities on loan, net	+	2,410,534
Total investment income		24,816,118
Expenses 1
Investment adviser and administrator fees		1,721,121
Shareholder service fees		181,191
Index fees		124,772
Registration fees		38,248
Portfolio accounting fees		32,481
Shareholder reports		24,252
Transfer agent fees		19,587
Custodian fees		16,893
Professional fees		15,420
Independent trustees' fees		6,218
Other expenses	+	18,357
Total expenses		2,198,540
Expense reduction by CSIM and its affiliates	–	280,692
Net expenses	–	1,917,848
Net investment income		22,898,270
Realized and Unrealized Gains (Losses)
Net realized gains on investments		42,479,909
Net realized gains on futures contracts	+	5,226,020
Net realized gains		47,705,929
Net change in unrealized appreciation (depreciation) on investments		410,699,200
Net change in unrealized appreciation (depreciation) on futures contracts	+	696,794
Net change in unrealized appreciation (depreciation)	+	411,395,994
Net realized and unrealized gains		459,101,923
Increase in net assets resulting from operations		$482,000,193
[1]	See financial note 2(e) and financial note 4.
39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$22,898,270	$40,983,928
Net realized gains		47,705,929	73,511,432
Net change in unrealized appreciation (depreciation)	+	411,395,994	(17,644,520)
Increase in net assets from operations		482,000,193	96,850,840
Distributions to Shareholders
Distributions from net investment income		(39,963,730)	(36,921,658)
Distributions from net realized gains	+	(77,932,853)	(133,048,449)
Total distributions		($117,896,583)	($169,970,107)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,202,656	$403,929,274	19,812,273	$485,854,730
Shares reinvested		3,628,372	102,973,212	6,229,806	148,954,660
Shares redeemed	+	(11,196,513)	(317,555,849)	(22,912,471)	(550,233,981)
Net transactions in fund shares		6,634,515	$189,346,637	3,129,608	$84,575,409
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		102,299,380	$2,618,711,369	99,169,772	$2,607,255,227
Total increase	+	6,634,515	553,450,247	3,129,608	11,456,142
End of period		108,933,895	$3,172,161,616	102,299,380	$2,618,711,369
Net investment income not yet distributed			$12,566,692		$29,632,152
40
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$38.19	$37.69	$36.96	$32.53	$25.80	$22.92
Income (loss) from investment operations:
Net investment income (loss)	0.40 [1]	0.75 [1]	0.72 [1]	0.60	0.57	0.47
Net realized and unrealized gains (losses)	4.82	0.75	0.83	4.49	6.70	2.83
Total from investment operations	5.22	1.50	1.55	5.09	7.27	3.30
Less distributions:
Distributions from net investment income	(0.74)	(0.70)	(0.61)	(0.51)	(0.54)	(0.42)
Distributions from net realized gains	(0.19)	(0.30)	(0.21)	(0.15)	—	—
Total distributions	(0.93)	(1.00)	(0.82)	(0.66)	(0.54)	(0.42)
Net asset value at end of period	$42.48	$38.19	$37.69	$36.96	$32.53	$25.80
Total return	13.79% [2]	4.19%	4.36%	15.93%	28.76%	14.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.07% [3],[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.08% [3],[4]	0.10%	0.11%	0.10%	0.10%	0.10%
Net investment income (loss)	1.96% [3]	2.03%	1.92%	1.79%	2.02%	2.02%
Portfolio turnover rate	1% [2]	1%	2%	1%	2%	3%
Net assets, end of period (x 1,000,000)	$5,846	$4,850	$4,477	$4,049	$3,183	$2,240

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)
41
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,472,334,120	5,824,673,305
0.0%	Rights	34,633	65,690
0.4%	Other Investment Company	22,506,953	22,506,953
0.2%	Short-Term Investment	11,400,000	11,400,000
100.2%	Total Investments	3,506,275,706	5,858,645,948
(0.2%)	Other Assets and Liabilities, Net		(13,013,671)
100.0%	Net Assets		5,845,632,277

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	56,927,428

Banks 6.7%
Bank of America Corp.	2,341,001	0.9	54,638,963
Citigroup, Inc.	647,289	0.7	38,267,726
JPMorgan Chase & Co.	833,063	1.2	72,476,481
Wells Fargo & Co.	1,051,813	1.0	56,629,612
Other Securities		2.9	168,404,649
		6.7	390,417,431

Capital Goods 7.7%
3M Co.	139,257	0.5	27,270,698
General Electric Co.	2,028,900	1.0	58,817,811
Honeywell International, Inc.	178,180	0.4	23,366,525
The Boeing Co.	133,036	0.4	24,589,044
United Technologies Corp.	173,998	0.4	20,704,022
Other Securities		5.0	294,789,769
		7.7	449,537,869

Commercial & Professional Services 0.9%
Other Securities		0.9	55,564,256

Consumer Durables & Apparel 1.4%
Other Securities		1.4	80,104,170

Consumer Services 2.2%
McDonald's Corp.	190,240	0.5	26,620,283
Other Securities		1.7	102,805,955
		2.2	129,426,238

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.9%
Berkshire Hathaway, Inc., Class B *	444,402	1.3	73,419,654
The Charles Schwab Corp. (a)	285,070	0.2	11,074,969
Other Securities		3.4	204,564,139
		4.9	289,058,762

Energy 5.9%
Chevron Corp.	441,723	0.8	47,131,844
Exxon Mobil Corp.	967,499	1.4	78,996,293
Schlumberger Ltd.	325,003	0.4	23,591,968
Other Securities		3.3	194,413,271
		5.9	344,133,376

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	354,189	0.5	26,627,929
Other Securities		1.3	76,429,100
		1.8	103,057,029

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	449,423	0.6	32,259,583
PepsiCo, Inc.	332,458	0.6	37,660,842
Philip Morris International, Inc.	364,009	0.7	40,346,758
The Coca-Cola Co.	895,914	0.7	38,658,689
Other Securities		2.2	129,335,307
		4.8	278,261,179

Health Care Equipment & Services 5.3%
Medtronic plc	317,588	0.5	26,388,387
UnitedHealth Group, Inc.	224,995	0.7	39,347,126
Other Securities		4.1	245,738,114
		5.3	311,473,627

Household & Personal Products 1.7%
The Procter & Gamble Co.	597,824	0.9	52,207,970
Other Securities		0.8	46,302,275
		1.7	98,510,245

Insurance 2.9%
Other Securities		2.9	172,213,598

Materials 3.3%
Other Securities		3.3	195,770,445

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.1%
Comcast Corp., Class A	1,105,020	0.7	43,305,734
The Walt Disney Co.	337,839	0.7	39,054,188
Other Securities		1.7	100,940,755
		3.1	183,300,677

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	372,796	0.4	24,582,168
Amgen, Inc.	170,689	0.5	27,876,927
Bristol-Myers Squibb Co.	388,253	0.4	21,761,581
Celgene Corp. *	181,562	0.4	22,522,766
Gilead Sciences, Inc.	306,892	0.4	21,037,447
Johnson & Johnson	635,509	1.3	78,466,296
Merck & Co., Inc.	640,716	0.7	39,935,828
Pfizer, Inc.	1,393,425	0.8	47,264,976
Other Securities		3.2	187,735,056
		8.1	471,183,045

Real Estate 4.1%
Other Securities		4.1	237,659,030

Retailing 5.1%
Amazon.com, Inc. *	92,425	1.5	85,492,201
The Home Depot, Inc.	284,763	0.8	44,451,504
The Priceline Group, Inc. *	11,476	0.4	21,194,106
Other Securities		2.4	148,172,731
		5.1	299,310,542

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	1,103,197	0.7	39,880,572
Other Securities		2.5	147,655,451
		3.2	187,536,023

Software & Services 12.7%
Alphabet, Inc., Class A *	69,376	1.1	64,139,500
Alphabet, Inc., Class C *	69,027	1.1	62,535,701
Facebook, Inc., Class A *	549,607	1.4	82,578,452
International Business Machines Corp.	200,351	0.5	32,114,262
MasterCard, Inc., Class A	218,356	0.4	25,399,170
Microsoft Corp.	1,801,718	2.1	123,345,614
Oracle Corp.	697,513	0.5	31,360,184
Visa, Inc., Class A	431,504	0.7	39,361,795
Other Securities		4.9	279,602,512
		12.7	740,437,190

Technology Hardware & Equipment 5.5%
Apple, Inc.	1,224,362	3.0	175,879,601
Cisco Systems, Inc.	1,162,640	0.7	39,611,145
Other Securities		1.8	109,323,743
		5.5	324,814,489

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.0%
AT&T, Inc.	1,436,907	1.0	56,944,624
Verizon Communications, Inc.	957,069	0.8	43,939,038
Other Securities		0.2	18,391,160
		2.0	119,274,822

Transportation 2.1%
Union Pacific Corp.	190,270	0.4	21,302,629
Other Securities		1.7	100,810,863
		2.1	122,113,492

Utilities 3.2%
Other Securities		3.2	184,588,342
Total Common Stock
(Cost $3,472,334,120)			5,824,673,305

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	31,280

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	34,410

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Total Rights
(Cost $34,633)			65,690

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	22,506,953	0.4	22,506,953
Total Other Investment Company
(Cost $22,506,953)			22,506,953
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Other Securities		0.2	11,400,000
Total Short-Term Investment
(Cost $11,400,000)			11,400,000

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $3,542,250,210 and the unrealized appreciation and depreciation were $2,421,357,911 and ($104,962,173), respectively, with a net unrealized appreciation of $2,316,395,738.

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $21,538,581.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	40	2,796,800	42,209
S&P 500 Index, e-mini, Long, expires 06/16/17	135	16,068,375	192,159
Net Unrealized Appreciation			234,368

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,162,776,729	$—	$—	$5,162,776,729
Consumer Durables & Apparel	80,104,170	—	— *	80,104,170
Energy	344,133,376	—	— *	344,133,376
Real Estate	237,659,030	—	— *	237,659,030
Rights [1]	—	—	65,690 *	65,690
Other Investment Company[1]	22,506,953	—	—	22,506,953
Short-Term Investment[1]	—	11,400,000	—	11,400,000
Total	$5,847,180,258	$11,400,000	$65,690	$5,858,645,948
Other Financial Instruments
Futures Contracts[2]	$234,368	$—	$—	$234,368
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
44
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investment in affiliated issuer, at value (cost $6,729,377)		$11,074,969
Investments in unaffiliated issuers, at value (cost $3,477,039,376) including securities on loan of $21,538,581		5,825,064,026
Collateral invested for securities on loan, at value (cost $22,506,953)	+	22,506,953
Total investments, at value (cost $3,506,275,706)		5,858,645,948
Deposit with broker for futures contracts		3,393,850
Receivables:
Investments sold		745,626
Fund shares sold		7,205,258
Dividends		5,025,278
Income from securities on loan		139,002
Interest	+	373
Total assets		5,875,155,335
Liabilities
Collateral held for securities on loan		22,506,953
Payables:
Investments bought		75,235
Investment adviser and administrator fees		142,198
Fund shares redeemed		6,580,772
Variation margin on futures contracts		79,200
Due to custodian		13,434
Accrued expenses	+	125,266
Total liabilities		29,523,058
Net Assets
Total assets		5,875,155,335
Total liabilities	–	29,523,058
Net assets		$5,845,632,277
Net Assets by Source
Capital received from investors		3,482,333,604
Net investment income not yet distributed		32,534,675
Net realized capital losses		(21,840,612)
Net unrealized capital appreciation		2,352,604,610

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,845,632,277		137,598,176		$42.48

45
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$39,074
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $3,601)		54,209,859
Interest		36,059
Securities on loan, net	+	578,583
Total investment income		54,863,575
Expenses 1
Investment adviser and administrator fees		1,331,816
Shareholder service fees		332,580
Index fees		153,926
Registration fees		60,736
Portfolio accounting fees		43,387
Transfer agent fees		37,196
Custodian fees		36,526
Shareholder reports		31,618
Professional fees		17,574
Independent trustees' fees		9,685
Other expenses	+	33,361
Total expenses		2,088,405
Expense reduction by CSIM and its affiliates	–	199,955
Net expenses	–	1,888,450
Net investment income		52,975,125
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		4,476,033
Net realized gains on futures contracts	+	4,045,223
Net realized gains		8,521,256
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,729,709
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		620,267,885
Net change in unrealized appreciation (depreciation) on futures contracts	+	626,318
Net change in unrealized appreciation (depreciation)	+	622,623,912
Net realized and unrealized gains		631,145,168
Increase in net assets resulting from operations		$684,120,293
[1]	See financial note 2(e) and financial note 4.
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Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$52,975,125	$93,562,870
Net realized gains		8,521,256	11,000,475
Net change in unrealized appreciation (depreciation)	+	622,623,912	93,459,982
Increase in net assets from operations		684,120,293	198,023,327
Distributions to Shareholders
Distributions from net investment income		(94,787,157)	(84,938,610)
Distributions from net realized gains	+	(24,251,175)	(36,762,493)
Total distributions		($119,038,332)	($121,701,103)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,137,501	$740,911,975	23,096,907	$842,649,529
Shares reinvested		2,290,336	91,911,169	2,656,745	94,819,269
Shares redeemed	+	(9,853,628)	(402,696,102)	(17,507,062)	(640,225,552)
Net transactions in fund shares		10,574,209	$430,127,042	8,246,590	$297,243,246
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,023,967	$4,850,423,274	118,777,377	$4,476,857,804
Total increase	+	10,574,209	995,209,003	8,246,590	373,565,470
End of period		137,598,176	$5,845,632,277	127,023,967	$4,850,423,274
Net investment income not yet distributed			$32,534,675		$74,346,707
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Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$17.52	$18.49	$19.42	$19.92	$16.32	$16.02
Income (loss) from investment operations:
Net investment income (loss)	0.24 [1]	0.53 [1]	0.54 [1]	0.64	0.49	0.57
Net realized and unrealized gains (losses)	1.73	(1.03)	(0.86)	(0.63)	3.69	0.33
Total from investment operations	1.97	(0.50)	(0.32)	0.01	4.18	0.90
Less distributions:
Distributions from net investment income	(0.55)	(0.47)	(0.61)	(0.51)	(0.58)	(0.60)
Net asset value at end of period	$18.94	$17.52	$18.49	$19.42	$19.92	$16.32
Total return	11.57% [2]	(2.64%)	(1.53%)	0.09%	26.40%	6.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.14% [3],[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Gross operating expenses	0.17% [3],[4]	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.74% [3]	3.06%	2.82%	3.42%	2.88%	3.66%
Portfolio turnover rate	1% [2]	4%	7%	2%	5%	31% [5]
Net assets, end of period (x 1,000,000)	$3,394	$2,900	$2,844	$2,699	$2,205	$1,415

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)
5
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.6%	Common Stock	2,717,668,950	3,311,221,395
0.6%	Preferred Stock	18,339,785	20,066,159
0.0%	Rights	151,087	121,959
0.6%	Other Investment Company	22,103,193	22,103,193
1.1%	Short-Term Investments	39,047,407	39,047,407
99.9%	Total Investments	2,797,310,422	3,392,560,113
0.1%	Other Assets and Liabilities, Net		1,777,965
100.0%	Net Assets		3,394,338,078

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.6% of net assets

Australia 7.2%
Australia & New Zealand Banking Group Ltd.	733,288	0.5	17,950,141
BHP Billiton Ltd.	801,347	0.4	14,267,129
Commonwealth Bank of Australia	431,753	0.8	28,199,475
National Australia Bank Ltd.	665,884	0.5	16,901,559
Westpac Banking Corp.	839,116	0.6	21,997,222
Other Securities		4.4	146,935,865
		7.2	246,251,391

Austria 0.2%
Other Securities		0.2	7,365,882

Belgium 1.1%
Anheuser-Busch InBev S.A./N.V.	190,619	0.6	21,496,167
Other Securities		0.5	17,615,401
		1.1	39,111,568

Denmark 1.7%
Novo Nordisk A/S, Class B	479,312	0.5	18,662,902
Other Securities		1.2	38,837,979
		1.7	57,500,881

Finland 1.0%
Other Securities		1.0	32,911,736

France 10.3%
AXA S.A.	488,337	0.4	13,028,893
BNP Paribas S.A.	265,883	0.6	18,765,273
L'Oreal S.A.	63,352	0.4	12,616,524
LVMH Moet Hennessy Louis Vuitton SE	69,333	0.5	17,116,151
Security	Number of Shares	% of Net Assets	Value ($)
Sanofi	289,925	0.8	27,396,109
TOTAL S.A.	569,051	0.9	29,211,207
Other Securities		6.7	230,897,119
		10.3	349,031,276

Germany 8.8%
Allianz SE	114,365	0.6	21,772,534
BASF SE	229,281	0.7	22,336,310
Bayer AG	206,902	0.8	25,600,618
Daimler AG	241,363	0.5	17,984,991
Deutsche Telekom AG	818,934	0.4	14,364,752
SAP SE	245,789	0.7	24,619,690
Siemens AG	191,317	0.8	27,443,059
Other Securities		4.3	145,369,200
		8.8	299,491,154

Hong Kong 3.5%
AIA Group Ltd.	3,019,600	0.6	20,899,965
Other Securities		2.9	96,379,213
		3.5	117,279,178

Ireland 0.5%
Other Securities		0.5	15,536,228

Israel 0.6%
Other Securities		0.6	21,861,226

Italy 2.1%
Other Securities		2.1	70,265,869

Japan 22.7%
Mitsubishi UFJ Financial Group, Inc.	3,195,109	0.6	20,246,105
SoftBank Group Corp.	205,300	0.5	15,572,552
Sumitomo Mitsui Financial Group, Inc.	338,446	0.4	12,566,707
Toyota Motor Corp.	654,803	1.0	35,438,432
Other Securities		20.2	686,110,985
		22.7	769,934,781

Netherlands 3.4%
ING Groep N.V.	974,876	0.5	15,890,016
Unilever N.V. CVA	407,503	0.6	21,347,224
Other Securities		2.3	79,251,994
		3.4	116,489,234

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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.2%
Other Securities		0.2	5,438,223

Norway 0.6%
Other Securities		0.6	20,322,036

Portugal 0.1%
Other Securities		0.1	5,085,144

Singapore 1.3%
Other Securities		1.3	42,797,237

Spain 3.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,678,054	0.4	13,443,930
Banco Santander S.A.	3,656,952	0.7	23,832,070
Telefonica S.A.	1,128,747	0.4	12,483,881
Other Securities		1.9	64,844,516
		3.4	114,604,397

Sweden 2.9%
Other Securities		2.9	97,199,577

Switzerland 8.6%
Nestle S.A.	777,302	1.8	59,868,159
Novartis AG	558,366	1.3	42,985,843
Roche Holding AG	175,680	1.4	45,969,182
UBS Group AG	908,905	0.5	15,515,768
Other Securities		3.6	126,502,728
		8.6	290,841,680

United Kingdom 17.4%
AstraZeneca plc	316,731	0.6	18,968,815
BP plc	4,733,337	0.8	27,096,500
British American Tobacco plc	466,243	0.9	31,500,907
Diageo plc	629,808	0.5	18,331,918
GlaxoSmithKline plc	1,221,749	0.7	24,591,173
HSBC Holdings plc	4,953,812	1.2	40,850,705
Lloyds Banking Group plc	16,164,962	0.4	14,524,623
Prudential plc	647,211	0.4	14,364,094
Reckitt Benckiser Group plc	157,813	0.4	14,540,486
Royal Dutch Shell plc, A Shares	1,093,117	0.8	28,386,522
Royal Dutch Shell plc, B Shares	936,233	0.7	24,910,313
Shire plc	224,094	0.4	13,212,289
Unilever plc	321,982	0.5	16,565,425
Vodafone Group plc	6,675,453	0.5	17,193,561
Other Securities		8.6	286,865,366
		17.4	591,902,697
Total Common Stock
(Cost $2,717,668,950)			3,311,221,395

Preferred Stock 0.6% of net assets

Germany 0.5%
Other Securities		0.5	18,396,563

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.1%
Other Securities		0.1	1,627,116

United Kingdom 0.0%
Other Securities		0.0	42,480
Total Preferred Stock
(Cost $18,339,785)			20,066,159

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	3,971

United Kingdom 0.0%
Other Securities		0.0	117,988
Total Rights
(Cost $151,087)			121,959

Other Investment Company 0.6% of net assets

United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	22,103,193	0.6	22,103,193
Total Other Investment Company
(Cost $22,103,193)			22,103,193
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas 0.42%, 05/01/17 (c)	33,991,664	1.0	33,991,664
Other Securities		0.1	5,055,743
		1.1	39,047,407
Total Short-Term Investments
(Cost $39,047,407)			39,047,407

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,818,090,108 and the unrealized appreciation and depreciation were $779,902,609 and ($205,432,604), respectively, with a net unrealized appreciation of $574,470,005.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $3,292,559,477 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).

50
Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,110,259.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	595	54,258,050	1,249,105

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$728,330,574	$—	$728,330,574
France	1,767,324	347,263,952	—	349,031,276
Germany	1,367,983	298,123,171	—	299,491,154
Hong Kong	3,830,699	113,448,479	—	117,279,178
Ireland	3,167,684	12,368,544	—	15,536,228
Israel	13,823,885	8,037,341	—	21,861,226
Japan	3,008,158	766,926,623	—	769,934,781
Netherlands	9,406,377	107,082,857	—	116,489,234
New Zealand	289,505	5,148,718	—	5,438,223
Portugal	—	5,085,144	— *	5,085,144
Switzerland	1,338,301	289,503,379	—	290,841,680
United Kingdom	685,681	591,217,016	—	591,902,697
Preferred Stock[1]	—	20,023,679	—	20,023,679
United Kingdom	—	—	42,480	42,480
Rights
Australia	—	—	3,971	3,971
United Kingdom	117,988	—	—	117,988
Other Investment Company[1]	22,103,193	—	—	22,103,193
Short-Term Investments[1]	—	39,047,407	—	39,047,407
Total	$60,906,778	$3,331,606,884	$46,451	$3,392,560,113
Other Financial Instruments
Futures Contracts[2]	$1,249,105	$—	$—	$1,249,105
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $26,803,757 and $7,918,102 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
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Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $2,775,207,229) including securities on loan of $21,110,259		$3,370,456,920
Collateral invested for securities on loan, at value (cost $22,103,193)	+	22,103,193
Total investments, at value (cost $2,797,310,422)		3,392,560,113
Foreign currency, at value (cost $7,708)		7,809
Deposit with broker for futures contracts		3,003,000
Receivables:
Investments sold		506,982
Dividends		12,141,414
Fund shares sold		6,355,936
Foreign tax reclaims		5,893,386
Income from securities on loan		137,073
Interest	+	1,278
Total assets		3,420,606,991
Liabilities
Collateral held for securities on loan		22,103,193
Payables:
Investments bought		42,479
Investment adviser and administrator fees		162,313
Fund shares redeemed		3,703,054
Variation margin on futures contracts		98,198
Accrued expenses	+	159,676
Total liabilities		26,268,913
Net Assets
Total assets		3,420,606,991
Total liabilities	–	26,268,913
Net assets		$3,394,338,078
Net Assets by Source
Capital received from investors		2,919,360,815
Net investment income not yet distributed		13,533,168
Net realized capital losses		(134,921,515)
Net unrealized capital appreciation		596,365,610

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,394,338,078		179,243,686		$18.94

52
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Schwab International Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $4,449,220)		$43,770,165
Interest		32,436
Securities on loan, net	+	393,891
Total investment income		44,196,492
Expenses 1
Investment adviser and administrator fees		1,813,056
Shareholder service fees		183,891
Index fees		182,167
Custodian fees		163,426
Registration fees		53,212
Shareholder reports		47,504
Portfolio accounting fees		37,308
Professional fees		18,505
Transfer agent fees		15,639
Interest expense		7,390
Independent trustees' fees		6,395
Other expenses	+	18,701
Total expenses		2,547,194
Expense reduction by CSIM and its affiliates	–	330,201
Net expenses	–	2,216,993
Net investment income		41,979,499
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(9,500,837)
Net realized gains on futures contracts		2,062,102
Net realized losses on foreign currency transactions	+	(704,073)
Net realized losses		(8,142,808)
Net change in unrealized appreciation (depreciation) on investments		310,854,375
Net change in unrealized appreciation (depreciation) on futures contracts		1,677,758
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	316,359
Net change in unrealized appreciation (depreciation)	+	312,848,492
Net realized and unrealized gains		304,705,684
Increase in net assets resulting from operations		$346,685,183
[1]	See financial note 2(e) and financial note 4.
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Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$41,979,499	$87,842,148
Net realized losses		(8,142,808)	(41,952,856)
Net change in unrealized appreciation (depreciation)	+	312,848,492	(119,132,636)
Increase (decrease) in net assets from operations		346,685,183	(73,243,344)
Distributions to Shareholders
Distributions from net investment income		($92,318,949)	($77,100,360)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,639,167	$524,273,101	64,054,024	$1,096,906,593
Shares reinvested		4,417,331	75,315,502	3,569,073	61,423,757
Shares redeemed	+	(20,320,724)	(360,065,887)	(55,915,117)	(951,870,981)
Net transactions in fund shares		13,735,774	$239,522,716	11,707,980	$206,459,369
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		165,507,912	$2,900,449,128	153,799,932	$2,844,333,463
Total increase	+	13,735,774	493,888,950	11,707,980	56,115,665
End of period		179,243,686	$3,394,338,078	165,507,912	$2,900,449,128
Net investment income not yet distributed			$13,533,168		$63,872,618
54
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab International Index Fund	Schwab Target 2060 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab Target 2010 Index Fund
Schwab Core Equity Fund™	Schwab Target 2015 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2020 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2025 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2030 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2035 Index Fund
Schwab Health Care Fund™	Schwab Target 2040 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab® Monthly Income Fund – Moderate Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund – Enhanced Payout
Schwab Target 2035 Fund	Schwab® Monthly Income Fund – Maximum Payout
Schwab Target 2040 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab® U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Market Fund™	Schwab® Short-Term Bond Index Fund
Schwab Intermediate-Term Bond Fund™	Schwab Tax-Free Bond Fund™
Schwab Total Bond Market Fund™	Schwab California Tax-Free Bond Fund™
Schwab GNMA Fund™	Schwab Global Real Estate Fund™
Schwab ® Treasury Inflation Protected Securities Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2017 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trusts’ Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2017, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2017, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by CSIM. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
(e) Expenses:
Prior to March 1, 2017, expenses that were specific to a fund were charged directly to the fund. Expenses that were common to all funds within a trust were allocated among the funds in proportion to their average daily net assets.
Effective March 1, 2017, pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and each trust, the investment adviser will pay the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2017, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategies. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as each fund's investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Effective March 1, 2017, for its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.03%	0.05%	0.05%	0.03%	0.06%
Prior to March 1, 2017, the advisory and administrative services fee of the Schwab 1000 Index Fund was as follows:
% of Average Daily Net Assets	Schwab 1000 Index Fund
First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%
For the period from November 1, 2016 to February 28, 2017, the aggregate advisory and administrative services fee paid to CSIM by the Schwab 1000 Index Fund was 0.22%, annualized, as a percentage of the fund's average daily net assets.
Prior to March 1, 2017, the advisory and administrative services fees of the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 0.06%, 0.15%, 0.06%, and 0.15%, respectively.
Shareholder Servicing
Prior to March 1, 2017, the Board had adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enabled each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares were subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider was made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund paid no more than the amount set forth in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan were made as described above without regard to whether the fee was more or less than the service provider’s actual cost of providing the services, and if more, such excess may have been retained as profit by the service provider.
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.02%	0.10%	0.02%	0.02%	0.02%
Effective March 1, 2017, the Plan was terminated with respect to the funds and the funds are no longer charged shareholder servicing fees.
Expense Limitation
Effective March 1, 2017, the funds moved to a unitary fee structure and the expense limitation was terminated. Under the new unitary fee structure, CSIM pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Prior to March 1, 2017, CSIM and its affiliates had made an additional agreement with the funds, for so long as CSIM served as the investment adviser to the funds, which may only have been amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets was as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.09%	0.29%	0.17%	0.09%	0.19%
Investments in Affiliates
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of CSC if that company is included in its index. The table below shows funds with investment activities involving CSC shares during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Dividends Received 11/01/16 to 04/30/17
Schwab S&P 500 Index Fund	1,480,381	93,500	—	1,573,881	$61,145,277	$—	$224,433
Schwab 1000 Index Fund	375,265	—	—	375,265	$14,579,045	$—	$56,290
Schwab Total Stock Market Index Fund	250,126	34,944	—	285,070	$11,074,969	$—	$39,074
Investments from Affiliates
Certain Schwab Funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2017, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.7%	—%	3.4%	—%	2.5%
Schwab MarketTrack Balanced Portfolio	0.4%	—%	1.7%	—%	1.1%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.6%	—%	0.4%
Schwab MarketTrack Growth Portfolio	0.8%	—%	3.4%	—%	2.1%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.6%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.6%	—%	—%	—%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	—%	—%
*	Less than 0.05%
Certain other related parties may own shares of the funds in this report. As of April 30, 2017, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 3.9%, 9.0% and 4.5%, respectively.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2017, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $131,932 for Schwab International Index Fund.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2017, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$77,806,606	$161,383
Schwab 1000 Index Fund	53,996,914	12,205,594
Schwab Small-Cap Index Fund	15,810,447	(1,283,688)
Schwab Total Stock Market Index Fund	36,172,770	(1,225,971)
Schwab International Index Fund	—	—

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. Effective March 1, 2017, the funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. Prior to March 1, 2017, the funds paid independent trustees, as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2017 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds'
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Financial Notes, unaudited (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2017, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Fund	$196,691,657	1,722
Schwab 1000 Index Fund	57,452,904	498
Schwab Small-Cap Index Fund	25,788,783	329
Schwab Total Stock Market Index Fund	27,123,877	255
Schwab International Index Fund	31,177,371	360

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab S&P 500 Index Fund	$1,318,317,393	$164,062,245
Schwab 1000 Index Fund	147,441,741	301,467,802
Schwab Small-Cap Index Fund	241,958,128	39,934,367
Schwab Total Stock Market Index Fund	453,532,123	45,300,627
Schwab International Index Fund	199,872,360	28,182,073

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the funds no longer charge redemption fees. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/16-4/30/17)	Prior Period (11/1/15-10/31/16)
Schwab S&P 500 Index Fund	$110,332	$369,401
Schwab 1000 Index Fund	8,551	27,980
Schwab Small-Cap Index Fund	13,129	12,505
Schwab Total Stock Market Index Fund	35,265	54,925
Schwab International Index Fund	13,908	46,804

10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
October 31, 2017	$—	$—	$—	$—	$13,252,761
No expiration*	—	—	—	—	95,507,243
Total	$—	$—	$—	$—	$108,760,004
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
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Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the funds did not incur any interest or penalties.

11. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the investment advisory agreement between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (each, a Fund and collectively, the Funds) (Current Advisory Agreement) with respect to each Fund at meetings held on May 9, 2016 and June 1, 2016, and the Board approved the renewal of the Current Advisory Agreement with respect to each Fund for an additional one-year term at the meeting held on June 1, 2016. The Board, including a majority of the Independent Trustees, also considered information specifically relating to its consideration of an amended and restated investment advisory agreement between the Trusts and CSIM with respect to the Funds (Proposed Advisory Agreement), including a proposed unitary fee structure, with respect to each Fund, and approved the Proposed Advisory Agreement at a meeting held on January 18, 2017.
In considering whether to approve the Proposed Advisory Agreement, the Board considered and discussed a wide variety of materials provided by CSIM. The Board also considered detailed information regarding the expenses of similarly situated competitor funds provided by CSIM based on information prepared by a third party. The Board had the opportunity to discuss the Proposed Advisory Agreement at length with representatives of CSIM and with independent legal counsel, including considering information and representations from CSIM supporting a conclusion that the Proposed Advisory Agreement will not result in any reduction in the nature or level of services that are provided to the Funds by CSIM. The Board, including the Independent Trustees, determined that the information received and the basis for the renewal of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016 would remain the basis for the Board’s approval of the Proposed Advisory Agreement, as modified and updated by the consideration of performance information regarding the Funds received subsequent to those meeting and by the information contained in the materials received by the Board in connection with the proposed change in Fund fee structure and expenses as reflected in the Proposed Advisory Agreement.
The factors considered by the Board in approving the Proposed Advisory Agreement included:
1.	The nature, extent and quality of the services to be provided to the Funds under the Proposed Advisory Agreement, including the resources CSIM and its affiliates would be dedicating to the Funds;
2.	Each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	Each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange traded funds and other accounts;
4.	The profitability of CSIM and its affiliates, including Schwab, with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	The extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Proposed Advisory Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. As part of its consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees had evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees had also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure and internal investment guidelines. The Trustees considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services and channel alternatives such as investment and research tools, internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees had also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board had concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and

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its affiliates dedicated to the Funds supported renewal of the Current Advisory Agreement with respect to the Funds. When considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board acknowledged these previous considerations and took into account that, although the net compensation flowing to CSIM and its affiliates is expected to decrease, CSIM had undertaken that it would not reduce the nature, extent or quality of services provided under the Proposed Advisory Agreement as compared to the Current Advisory Agreement. In this regard, the Board noted that, in fact, under the Proposed Advisory Agreement, CSIM would be obligated to bear certain additional expenses and provide certain additional services to the Funds that CSIM is not currently required to bear and provide under the Current Advisory Agreement. The Board sought and received confirmation from CSIM and its affiliates that they are prepared to commit the resources necessary for the provision of services and bearing of expenses under the Proposed Advisory Agreement, notwithstanding the decrease in revenue to CSIM and its affiliates that would result (at current Fund asset levels) under the Proposed Advisory Agreement.
Fund Performance. In considering the renewal of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Board considered Fund performance. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees had further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and had also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board had concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Current Advisory Agreement with respect to the Funds. When considering the approval of the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took into account these considerations as well as the performance information relating to the Funds that CSIM had provided and the Board had reviewed subsequent to the approval of the Current Advisory Agreement.
Fund Expenses. As part of its consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the rate of compensation called for by the Current Advisory Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees had also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund or until the Board authorizes the termination of CSIM’s contractual commitment. The Trustees had also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board had concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Current Advisory Agreement with respect to the Funds. In considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took into account these factors as well as that: (i) the structure of the proposed management fee would change to a unitary fee structure; (ii) CSIM will remove the shareholder servicing fee currently paid by each Fund; (iii) the expected total operating expenses for each Fund under the Proposed Advisory Agreement would be lower than what the total operating expenses could reach at any asset level under the current fee structure with the Current Advisory Agreement and the shareholder servicing fee; (iv) the fees payable by CSIM under the Proposed Advisory Agreement for each Fund would include some Fund operating costs that are currently paid by the Fund and outside the expense cap for the Fund, such as interest expenses; and (v) the proposed management fee for each Fund will remain competitive when compared to similarly situated competitor funds.
Profitability. In their consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, both with and without regard to distribution expenses. In this connection, the Trustees had reviewed management’s profitability analyses and methodology, together with certain commentary thereon from an independent accounting firm. The Trustees had also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees had also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The

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Trustees considered whether the varied levels of compensation and profitability under the Current Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board had concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Current Advisory Agreement with respect to the Funds. As part of its consideration of the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Trustees took into account these considerations as well as additional information relating to the costs and net revenue reductions to CSIM and its affiliates in connection with implementing the proposed unitary fee structure under the Proposed Advisory Agreement. In particular, the Board considered, among other things, the additional expenses to be borne by CSIM under the Proposed Advisory Agreement, and the elimination of the shareholder servicing fees.
Economies of Scale. In considering the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated management fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board had concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale. In considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took these items into consideration, but noted that the structure of the management fee would change to a unitary fee structure. The Board concluded that, although each Fund’s unitary fee structure under the Proposed Advisory Agreement would not have breakpoints, each Fund would benefit from the fact that the expected total operating expenses under the Proposed Advisory Agreement for the Fund would be lower than what the total operating expenses could reach at any asset level under the current fee structure with the Current Advisory Agreement and the shareholder servicing fee.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees unanimously, approved the Proposed Advisory Agreement with respect to the Funds and concluded that the compensation under the Proposed Advisory Agreement with respect to the Funds is fair and reasonable in light of the services that CSIM will provide and the expenses it will bear thereunder and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Approval of Amendment to Proposed Advisory Agreement
At a meeting held on February 28, 2017, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amendment to the Proposed Advisory Agreement to reflect a reduction to the rate paid by Schwab Capital Trust to CSIM as compensation for CSIM's services rendered to Schwab Small-Cap Index Fund and Schwab International Index Fund. The Board reviewed materials provided by CSIM and also took into account the detailed information that the Board reviewed at the May 9, 2016, June 1, 2016 and January 18, 2017 meetings during the course of its consideration and approval of the renewal of the Current Advisory Agreement and approval of the Proposed Advisory Agreement.
Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the amendment to the Proposed Advisory Agreement with respect to Schwab Small-Cap Index Fund and Schwab International Index Fund and concluded the change to the rate paid by the Trust to CSIM as compensation for CSIM's services rendered to Schwab Small-Cap Index Fund and Schwab International Index Fund will not result in any reduction in the nature or quality of services provided by CSIM under the Proposed Advisory Agreement.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.

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Schwab Equity Index Funds
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13562-21
00194053

Semiannual Report  |  April 30, 2017
Schwab Active Equity Funds

Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core
Equity Fund

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Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2017
Schwab Core Equity Fund (Ticker Symbol: SWANX)	15.04%
S&P 500® Index	13.32%
Fund Category: Morningstar Large Blend	12.90%
Performance Details	pages 8-9

Schwab Dividend Equity Fund (Ticker Symbol: SWDSX)	13.22%
Russell 1000® Value Index	11.69%
Fund Category: Morningstar Large Value	12.08%
Performance Details	pages 10-11

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	14.84%
Russell 1000® Growth Index	15.23%
Fund Category: Morningstar Large Growth	13.56%
Performance Details	pages 12-13

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	17.65%
Russell 2000® Index	18.37%
Fund Category: Morningstar Small Blend	16.89%
Performance Details	pages 14-15
Total Return for the 6 Months Ended April 30, 2017
Schwab Hedged Equity Fund (Ticker Symbol: SWHEX)	8.29% [1]
S&P 500® Index	13.32%
Fund Category: Morningstar Long-Short Equity	6.81%
Performance Details	pages 16-17

Schwab Health Care Fund[2] (Ticker Symbol: SWHFX)	13.25%
Dow Jones Global Health Care Index	12.00%
Fund Category: Morningstar Health	16.46%
Performance Details	pages 18-19

Schwab International Core Equity Fund[2] (Ticker Symbol: SICNX)	14.99%
MSCI EAFE® Index (Net)[3]	11.47%
Fund Category: Morningstar Foreign Large Blend	10.65%
Performance Details	pages 20-21

Minimum Initial Investment[4]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Please see the funds’ prospectus for further detail and eligibility requirements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we believe strategy is just as important as results. The foundational products we provide our investors are designed to deliver steady, reliable, long-term performance while making investing more transparent and less complicated. And that takes finding the right strategy for each fund we offer. As pleased as we are with the performance of the Schwab Active Equity Funds over the reporting period, we’re just as proud of the process behind it.
Since our last shareholder report, stock prices rallied in both the U.S. and abroad. The six-month reporting period ended April 30, 2017 was marked by steady gains for stocks, fueled by improving economic fundamentals and corporate earnings, in addition to investor optimism around tax reform and trade policy proposals promised by the new U.S. administration. The S&P 500® Index returned 13.3% over the six-month span, while other key domestic and international stock indexes reported similarly strong gains. Over the reporting period, most of the Schwab Active Equity Funds performed well and delivered solid gains.

Asset Class Performance Comparison % returns during the six months ended 4/30/2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds
From the President (continued)

“ The foundational products we provide our investors are designed to deliver steady, reliable, long-term performance while making investing more transparent and less complicated.”
The question many market-watchers are pondering now is how much of the run-up in prices is due to strengthening in global economic conditions, and how much is predicated on tax reform and other policy measures that may or may not come to pass.
When it comes to managing the Schwab Active Equity Funds, we set such questions aside in favor of a bottom-up approach that focuses on each company’s underlying strengths. Utilizing Schwab Equity Ratings® and Schwab proprietary international stock research, the investment team looks for three qualities in the stocks of companies they select for the funds’ investments: strong fundamentals, attractive valuation, and recognized momentum. When those characteristics favorably align, the stock becomes a candidate for inclusion in one or more of the funds. Using a combination of these quantitative rankings and qualitative insights, the investment team seeks to optimize the balance between risk and return in each of the funds.
We feel that an approach that overlays quantitative signals with a deep understanding of companies, economics, and market dynamics can serve as a complement to the array of other products we offer that employ both passive and top-down active strategies. We believe that inefficiencies exist in the markets, and that our disciplined investment process can help exploit these inefficiencies and drive long-term performance for our investors’ portfolios.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Active Equity Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2017, both U.S. and international equity markets generated positive returns. The Dow Jones Industrial Average closed above 20,000 for the first time in January (and continued its climb to close above 21,000 in March), and the current bull market for U.S. stocks entered its eighth year. Meanwhile, improving global growth and continued accommodative central bank policies supported the performance of many international equities. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.32%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 18.37% for the reporting period. Internationally, the MSCI EAFE® Index (Net), a broad measure of international developed equity performance, returned 11.47% for the same time period.
Market volatility generally eased over the reporting period, though fluctuations tied to elections in both the U.S. and abroad occurred during the six months. In the U.S., election-related volatility picked up in the weeks leading up to the U.S. presidential election and continued after Election Day. U.S. equity futures dropped sharply soon after the election results were announced, then rebounded almost immediately the following day and generally maintained an upward trajectory throughout most of the reporting period. This rally was fueled by investor expectations for reflationary policies from the Trump administration, including increased fiscal spending, tax reform, and reduced financial regulation. Traditionally cyclical sectors in particular, such as Information Technology, especially benefitted from these investor expectations. However, lack of progress in certain of the Trump administration’s policies increased uncertainty and contributed to muted stock market gains in the last months of the reporting period. Meanwhile, political uncertainty in the eurozone, including elections in the Netherlands and France, also contributed to overseas market volatility. In mid-March, center-right Dutch Prime Minister Mark Rutte beat far-right candidate Geert Wilders, while the race between front-runners Emmanuel Macron and Marine Le Pen in France was closer than many expected in the first round of voting. (Macron was elected to the French presidency in the run-off election the week following the end of the reporting period.)
The Federal Reserve (Fed) and the People’s Bank of China (PBOC) tightened monetary policies over the reporting period, while many other central banks maintained or increased accommodative policies. With improvements in several key U.S. economic measures and an uptick in inflation, the Fed raised the federal funds rate twice over the reporting period, first in December 2016 and again in March 2017. Market responses to these changes were muted as both increases were largely already priced into global equity markets. In China, prior accommodative measures led to credit expanding at twice the rate of economic growth, prompting the PBOC to take steps to address this imbalance and reduce long-term financial risk. Meanwhile, the European Central Bank extended its asset purchase program to at least December 2017 and announced it was loosening the restrictions on the types of bonds it is allowed to purchase. The Bank of Japan maintained negative interest rates, quantitative easing, and yield curve management over the six-month reporting period. The positive performance of many international equities and improvement in the global economic outlook over the reporting period suggested that these policies were achieving their intended results, effectively stimulating economic growth in both the eurozone and in Japan.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
The Investment Environment (continued)

U.S. economic data remained relatively steady compared to prior reporting periods. However, the spread between “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indexes, widened over the reporting period. Nonfarm payroll numbers were generally in line with expectations through February, fell noticeably in March, and then rebounded in April. GDP dropped to an annual rate of 2.1% in the fourth quarter of 2016 and fell even further in the first quarter of 2017, indicating a persistently moderate growth outlook. In contrast, consumer confidence rose after the November election of President Trump through the end of the reporting period, reaching its highest level since December 2000 in March. According to the National Federation of Independent Business (NFIB) Small Business Economic Trends Report, small business optimism also surged after Election Day and throughout the reporting period.
Overall global economic growth generally improved over the six-month reporting period. Eurozone economic activity picked up in both the fourth quarter of 2016 and the first quarter of 2017, and the entire eurozone bloc exited deflation by the end of January 2017. Meanwhile, the United Kingdom economy performed better than expected in the months following the decision in June 2016 to leave the European Union (Brexit) as progress toward an exit plan was made. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years, while rising inflation and decreasing lending costs in China contributed to a relatively stable economy over the reporting period.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Management

Jonas Svallin, CFA, Vice President and Head of Active Equities, has overall responsibility for all aspects of the management of the funds and leads the Active Equity portfolio management and research team. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 to 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors LLC (now known as Algert Global). Prior to joining Algert, Mr. Svallin worked as a quantitative research associate at RCM Capital Management and a senior consultant at FactSet Research Systems.

Wei Li, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Li spent more than ten years at BlackRock, Inc. (formerly Barclays Global Investors), where she held a number of positions. From 2001 to 2009, she worked in various roles in the Global Advanced Active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Iain Clayton, CFA, FRM, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Health Care Fund. Prior to joining CSIM in 2013, Mr. Clayton spent more than five years at SSI Investment Management, where he was a portfolio manager and director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst/assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Xin Wen, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund and the Schwab Dividend Equity Fund. Previously, she served as an Associate Portfolio Manager supporting the Schwab Active Equity Funds. Prior to joining CSIM in 2014, Ms. Wen spent nearly 10 years at Algert Global (formerly Algert Coldiron Investors), a quantitative market neutral hedge fund manager, where she held a number of positions, including Assistant Portfolio Manager and Macroeconomic Research Analyst. In her various roles, she supported both U.S. and International funds and acted as the lead portfolio manager for the Canadian fund.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	15.04%	19.54%	12.74%	6.24%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Large Blend[3]	12.90%	16.53%	12.14%	6.19%
Fund Expense Ratio[4]: 0.73%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On May 21, 2009 and September 7, 2012, respectively, the Laudus U.S. MarketMasters Fund and the Schwab Premier Equity Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	139
Weighted Average Market Cap (millions)	$147,021
Price/Earnings Ratio (P/E)	20.1
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[1]	42%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	13.22%	15.22%	11.08%	5.70%
Russell 1000® Value Index	11.69%	16.55%	13.32%	5.53%
Dividend Equity Spliced Index	11.69%	16.55%	13.09%	6.88%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Large Value[3]	12.08%	15.85%	11.69%	5.18%
Fund Expense Ratio[4]: 0.89%

Yields1
30-Day SEC Yield	1.16%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	113
Weighted Average Market Cap (millions)	$87,771
Price/Earnings Ratio (P/E)	18.2
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[1]	37%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	14.84%	19.64%	12.63%	7.06%
Russell 1000® Growth Index	15.23%	19.50%	13.87%	8.88%
Fund Category: Morningstar Large Growth[3]	13.56%	17.81%	12.22%	7.56%
Fund Expense Ratios[4]: Net 0.99%; Gross 1.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	118
Weighted Average Market Cap (millions)	$171,798
Price/Earnings Ratio (P/E)	21.8
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate[1]	37%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	17.65%	23.36%	14.81%	6.81%
Russell 2000® Index	18.37%	25.63%	12.95%	7.05%
Fund Category: Morningstar Small Blend[3]	16.89%	21.71%	11.76%	6.45%
Fund Expense Ratio[4]: 1.10%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	284
Weighted Average Market Cap (millions)	$1,951
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	51%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Hedged Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Hedged Equity Fund (9/3/02)	8.29% [3]	13.68%	8.54%	4.13%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Long-Short Equity[4]	6.81%	7.65%	5.47%	3.99%
Fund Expense Ratios[5]: Net 1.85%; Gross 1.87%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The Schwab Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Hedged Equity Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings
Long Holdings	152
Short Holdings	111
Weighted Average Market Cap (millions)
Long Holdings	$73,198
Short Holdings	$6,761
Price/Earnings Ratio (P/E)
Long Holdings	19.8
Short Holdings	26.3
Price/Book Ratio (P/B)
Long Holdings	2.5
Short Holdings	2.7
Portfolio Turnover Rate[1]	87%
Portfolio Turnover Rate excluding short sales[1]	54%
Top Equity Long Holdings % of Net Assets2

Top Equity Short Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	13.25%	9.34%	16.06%	9.86%
Dow Jones Global Health Care Index	12.00%	7.58%	14.30%	8.43%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Health[2]	16.46%	12.67%	16.77%	10.79%
Fund Expense Ratio[3]: 0.80%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Since the Schwab Health Care Fund focuses its investments on companies involved in a specific sector, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	81
Weighted Average Market Cap (millions)	$95,866
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	3.9
Portfolio Turnover Rate[1]	21%
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Industry Classification: S&P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab International Core Equity Fund (5/30/08)	14.99%	17.16%	9.24%	2.95%
MSCI EAFE® Index (Net)[3]	11.47%	11.29%	6.78%	1.13%
MSCI EAFE® Index (Gross)	11.73%	11.83%	7.27%	1.59%
Fund Category: Morningstar Foreign Large Blend[4]	10.65%	12.00%	5.94%	0.70%
Fund Expense Ratios[5]: Net 0.86%; Gross 0.91%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	198
Weighted Average Market Cap (millions)	$44,405
Price/Earnings Ratio (P/E)	14.2
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[1]	40%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2016 and held through April 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Schwab Core Equity Fund
Actual Return	0.73%	$1,000.00	$1,150.40	$3.89
Hypothetical 5% Return	0.73%	$1,000.00	$1,021.18	$3.66
Schwab Dividend Equity Fund
Actual Return	0.88%	$1,000.00	$1,132.20	$4.65
Hypothetical 5% Return	0.88%	$1,000.00	$1,020.44	$4.41
Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$1,148.40	$5.27
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.89	$4.96
Schwab Small-Cap Equity Fund
Actual Return	1.09%	$1,000.00	$1,176.50	$5.88
Hypothetical 5% Return	1.09%	$1,000.00	$1,019.39	$5.46
Schwab Hedged Equity Fund
Actual Return	1.78%	$1,000.00	$1,083.60	$9.20
Hypothetical 5% Return	1.78%	$1,000.00	$1,015.97	$8.90
Schwab Health Care Fund
Actual Return	0.80%	$1,000.00	$1,132.50	$4.23
Hypothetical 5% Return	0.80%	$1,000.00	$1,020.83	$4.01
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$1,149.90	$4.58
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.54	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$19.65	$23.10	$25.48	$23.46	$18.80	$16.81
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.38 [1]	0.30 [1]	0.30	0.32	0.26
Net realized and unrealized gains (losses)	2.80	(0.52)	1.05	3.60	4.51	2.07
Total from investment operations	2.93	(0.14)	1.35	3.90	4.83	2.33
Less distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.33)	(0.22)	(0.17)	(0.34)
Distributions from net realized gains	—	(2.95)	(3.40)	(1.66)	—	—
Total distributions	(0.34)	(3.31)	(3.73)	(1.88)	(0.17)	(0.34)
Net asset value at end of period	$22.24	$19.65	$23.10	$25.48	$23.46	$18.80
Total return	15.04% [2]	(0.50%)	5.61%	17.88%	25.89%	13.99%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.73% [3]	0.73%	0.74%	0.72%	0.72%	0.72%
Gross operating expenses	0.73% [3]	0.73%	0.74%	0.72%	0.73%	0.73%
Net investment income (loss)	1.19% [3]	1.93%	1.29%	1.19%	1.51%	1.37%
Portfolio turnover rate	42% [2]	80%	81%	63%	80%	45% [4]
Net assets, end of period (x 1,000,000)	$2,188	$2,075	$2,363	$2,317	$2,247	$1,880

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover excludes the impact of investment activities from mergers with other funds.
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Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,751,147,592	2,179,879,724
0.4%	Other Investment Company	7,624,324	7,624,324
100.0%	Total Investments	1,758,771,916	2,187,504,048
0.0%	Other Assets and Liabilities, Net		617,631
100.0%	Net Assets		2,188,121,679

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.5%
Lear Corp.	228,545	32,604,230

Banks 5.1%
Bank of America Corp.	373,733	8,722,928
Citigroup, Inc.	729,100	43,104,392
Citizens Financial Group, Inc.	250,015	9,178,051
Essent Group Ltd. *	242,942	8,991,283
JPMorgan Chase & Co.	154,004	13,398,348
Regions Financial Corp.	1,363,700	18,750,875
The PNC Financial Services Group, Inc.	72,593	8,693,012
		110,838,889

Capital Goods 8.2%
Allison Transmission Holdings, Inc.	608,854	23,550,473
Carlisle Cos., Inc.	229,359	23,254,709
Curtiss-Wright Corp.	85,820	8,020,737
Illinois Tool Works, Inc.	23,614	3,260,857
Ingersoll-Rand plc	164,581	14,606,564
L3 Technologies, Inc.	38,923	6,685,804
Oshkosh Corp.	77,493	5,377,239
Owens Corning	511,903	31,149,298
Stanley Black & Decker, Inc.	311,058	42,350,547
The Boeing Co.	115,156	21,284,283
		179,540,511

Commercial & Professional Services 1.3%
ManpowerGroup, Inc.	239,199	24,154,315
The Dun & Bradstreet Corp.	42,357	4,642,751
		28,797,066

Consumer Durables & Apparel 0.6%
Michael Kors Holdings Ltd. *	255,983	9,555,845
Ralph Lauren Corp.	42,033	3,392,904
		12,948,749

Consumer Services 2.6%
Aramark	284,719	10,397,938
Darden Restaurants, Inc.	137,981	11,754,601
Extended Stay America, Inc.	187,571	3,271,238
International Game Technology plc	126,104	2,799,509
Security	Number of Shares	Value ($)
Las Vegas Sands Corp.	93,475	5,514,090
Starbucks Corp.	160,092	9,615,126
Wyndham Worldwide Corp.	148,728	14,175,266
		57,527,768

Diversified Financials 3.3%
Capital One Financial Corp.	141,156	11,346,119
Discover Financial Services	305,014	19,090,826
Morgan Stanley	672,463	29,164,721
The Bank of New York Mellon Corp.	108,763	5,118,387
Voya Financial, Inc.	191,245	7,148,738
		71,868,791

Energy 5.5%
Anadarko Petroleum Corp.	34,631	1,974,660
Baker Hughes, Inc.	440,077	26,127,371
Chevron Corp.	190,793	20,357,613
ConocoPhillips	346,220	16,587,400
Exxon Mobil Corp.	336,806	27,500,210
Rowan Cos. plc, Class A *	121,345	1,707,324
Valero Energy Corp.	415,560	26,849,332
		121,103,910

Food & Staples Retailing 2.7%
Sysco Corp.	116,126	6,139,581
Wal-Mart Stores, Inc.	694,565	52,217,397
		58,356,978

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	21,661	1,554,827
Bunge Ltd.	153,453	12,127,391
Dr Pepper Snapple Group, Inc.	93,983	8,613,542
Fresh Del Monte Produce, Inc.	23,448	1,437,362
Ingredion, Inc.	50,749	6,283,741
Kellogg Co.	172,479	12,246,009
PepsiCo, Inc.	496,912	56,290,191
Philip Morris International, Inc.	96,107	10,652,500
Tyson Foods, Inc., Class A	74,484	4,786,342
		113,991,905

Health Care Equipment & Services 5.6%
Allscripts Healthcare Solutions, Inc. *	180,300	2,158,191
Becton, Dickinson & Co.	66,497	12,432,944
Boston Scientific Corp. *	336,607	8,879,693
Express Scripts Holding Co. *	75,989	4,661,165
Hill-Rom Holdings, Inc.	104,104	7,874,427
Hologic, Inc. *	766,196	34,593,750
IDEXX Laboratories, Inc. *	81,159	13,612,799
Masimo Corp. *	62,710	6,442,825
McKesson Corp.	50,404	6,970,369
UnitedHealth Group, Inc.	96,414	16,860,880
WellCare Health Plans, Inc. *	55,497	8,513,795
		123,000,838

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Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 3.0%
Colgate-Palmolive Co.	259,276	18,678,243
Energizer Holdings, Inc.	99,214	5,876,445
HRG Group, Inc. *	96,708	1,935,127
Kimberly-Clark Corp.	26,807	3,478,208
Spectrum Brands Holdings, Inc.	245,625	35,303,682
		65,271,705

Insurance 5.1%
American Financial Group, Inc.	134,646	13,102,402
CNA Financial Corp.	51,442	2,328,265
Everest Re Group Ltd.	101,513	25,551,837
Loews Corp.	139,973	6,525,541
Reinsurance Group of America, Inc.	166,530	20,822,911
The Allstate Corp.	381,250	30,991,813
The Travelers Cos., Inc.	102,361	12,453,239
		111,776,008

Materials 2.4%
Axalta Coating Systems Ltd. *	393,690	12,350,055
Berry Global Group, Inc. *	450,616	22,530,800
Celanese Corp., Series A	69,741	6,070,257
Eastman Chemical Co.	54,697	4,362,086
Owens-Illinois, Inc. *	328,458	7,166,953
		52,480,151

Media 2.8%
Comcast Corp., Class A	747,994	29,313,885
Live Nation Entertainment, Inc. *	276,362	8,887,802
Sinclair Broadcast Group, Inc., Class A	277,716	10,955,896
Twenty-First Century Fox, Inc., Class A	409,299	12,499,991
		61,657,574

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	105,710	6,970,518
Amgen, Inc.	147,119	24,027,475
Biogen, Inc. *	20,479	5,554,110
Celgene Corp. *	172,531	21,402,471
Johnson & Johnson	228,039	28,155,975
Merck & Co., Inc.	748,949	46,681,991
PAREXEL International Corp. *	34,833	2,223,390
Pfizer, Inc.	1,417,558	48,083,567
Thermo Fisher Scientific, Inc.	65,310	10,797,702
		193,897,199

Real Estate 3.1%
American Homes 4 Rent, Class A	121,344	2,796,979
Apartment Investment & Management Co., Class A	208,565	9,122,633
DuPont Fabros Technology, Inc.	241,698	12,459,532
Equity LifeStyle Properties, Inc.	158,484	12,822,941
Retail Properties of America, Inc., Class A	291,686	3,891,091
Senior Housing Properties Trust	543,810	11,702,791
SL Green Realty Corp.	143,555	15,063,226
		67,859,193

Retailing 5.2%
Amazon.com, Inc. *	58,523	54,133,190
Best Buy Co., Inc.	355,332	18,409,751
Burlington Stores, Inc. *	75,653	7,483,595
Staples, Inc.	335,342	3,276,291
Security	Number of Shares	Value ($)
The Home Depot, Inc.	120,080	18,744,488
The TJX Cos., Inc.	137,078	10,779,814
		112,827,129

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	288,411	11,712,371
Cirrus Logic, Inc. *	111,915	7,201,730
Intel Corp.	561,820	20,309,793
Maxim Integrated Products, Inc.	215,841	9,529,380
ON Semiconductor Corp. *	142,898	2,026,294
		50,779,568

Software & Services 13.1%
Activision Blizzard, Inc.	626,901	32,755,577
Akamai Technologies, Inc. *	88,243	5,377,529
Alphabet, Inc., Class A *	76,579	70,798,817
Alphabet, Inc., Class C *	10,791	9,776,214
Booz Allen Hamilton Holding Corp.	83,028	2,983,196
Citrix Systems, Inc. *	199,176	16,121,306
Facebook, Inc., Class A *	166,569	25,026,992
Fidelity National Information Services, Inc.	117,086	9,857,470
International Business Machines Corp.	143,696	23,033,032
MasterCard, Inc., Class A	20,285	2,359,551
Microsoft Corp.	1,056,008	72,294,308
Teradata Corp. *	208,820	6,093,368
Total System Services, Inc.	188,298	10,791,358
		287,268,718

Technology Hardware & Equipment 5.9%
Apple, Inc.	556,336	79,917,667
CDW Corp.	173,281	10,239,174
HP, Inc.	1,604,621	30,198,967
Xerox Corp.	1,321,641	9,502,599
		129,858,407

Telecommunication Services 1.0%
AT&T, Inc.	456,704	18,099,179
T-Mobile US, Inc. *	63,504	4,271,914
		22,371,093

Transportation 1.0%
Delta Air Lines, Inc.	142,476	6,474,109
FedEx Corp.	72,203	13,696,909
Union Pacific Corp.	11,074	1,239,845
		21,410,863

Utilities 4.2%
CenterPoint Energy, Inc.	919,875	26,244,034
Edison International	131,335	10,502,860
FirstEnergy Corp.	989,489	29,625,301
Southwest Gas Holdings, Inc.	38,717	3,242,936
UGI Corp.	443,129	22,227,350
		91,842,481
Total Common Stock
(Cost $1,751,147,592)		2,179,879,724

25
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Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (a)	7,624,324	7,624,324

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,762,335,791 and the unrealized appreciation and depreciation were $439,830,224 and ($14,661,967), respectively, with a net unrealized appreciation of $425,168,257.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,179,879,724	$—	$—	$2,179,879,724
Other Investment Company[1]	7,624,324	—	—	7,624,324
Total	$2,187,504,048	$—	$—	$2,187,504,048
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
26
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $1,758,771,916)		$2,187,504,048
Receivables:
Investments sold		25,378,547
Dividends		1,358,954
Fund shares sold		934,713
Prepaid expenses	+	25,658
Total assets		2,215,201,920
Liabilities
Payables:
Investments bought		24,169,109
Investment adviser and administrator fees		837,506
Shareholder service fees		399,034
Independent trustees' fees		626
Fund shares redeemed		1,566,959
Accrued expenses	+	107,007
Total liabilities		27,080,241
Net Assets
Total assets		2,215,201,920
Total liabilities	–	27,080,241
Net assets		$2,188,121,679
Net Assets by Source
Capital received from investors		1,673,459,920
Net investment income not yet distributed		5,555,364
Net realized capital gains		80,374,263
Net unrealized capital appreciation		428,732,132

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,188,121,679		98,393,999		$22.24

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Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $702)		$20,526,414
Securities on loan, net	+	8,880
Total investment income		20,535,294
Expenses
Investment adviser and administrator fees		5,011,868
Shareholder service fees		2,621,588
Shareholder reports		45,340
Portfolio accounting fees		30,520
Transfer agent fees		23,179
Registration fees		22,433
Custodian fees		21,993
Professional fees		19,204
Independent trustees' fees		10,535
Interest expense		494
Other expenses	+	16,760
Total expenses		7,823,914
Expense reduction by CSIM and its affiliates	–	23,179
Net expenses	–	7,800,735
Net investment income		12,734,559
Realized and Unrealized Gains (Losses)
Net realized gains on investments		83,465,969
Net realized gains on futures contracts	+	109,990
Net realized gains		83,575,959
Net change in unrealized appreciation (depreciation) on investments		203,736,869
Net change in unrealized appreciation (depreciation) on futures contracts	+	57,970
Net change in unrealized appreciation (depreciation)	+	203,794,839
Net realized and unrealized gains		287,370,798
Increase in net assets resulting from operations		$300,105,357
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Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$12,734,559	$41,695,228
Net realized gains		83,575,959	2,984,723
Net change in unrealized appreciation (depreciation)	+	203,794,839	(60,205,448)
Increase (decrease) in net assets from operations		300,105,357	(15,525,497)
Distributions to Shareholders
Distributions from net investment income		(35,084,460)	(37,055,587)
Distributions from net realized gains	+	—	(299,452,225)
Total distributions		($35,084,460)	($336,507,812)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,373,210	$29,076,181	9,848,997	$188,207,369
Shares reinvested		1,218,621	25,249,831	12,520,076	244,391,884
Shares redeemed	+	(9,822,830)	(206,470,053)	(19,037,976)	(368,198,142)
Net transactions in fund shares		(7,230,999)	($152,144,041)	3,331,097	$64,401,111
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		105,624,998	$2,075,244,823	102,293,901	$2,362,877,021
Total increase or decrease	+	(7,230,999)	112,876,856	3,331,097	(287,632,198)
End of period		98,393,999	$2,188,121,679	105,624,998	$2,075,244,823
Net investment income not yet distributed			$5,555,364		$27,905,265
29
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$14.39	$16.43	$19.17	$18.22	$14.52	$13.15
Income (loss) from investment operations:
Net investment income (loss)	0.11 [1]	0.31 [1]	0.29 [1]	0.27	0.32	0.27
Net realized and unrealized gains (losses)	1.79	(0.29)	(0.21)	2.16	3.70	1.38
Total from investment operations	1.90	0.02	0.08	2.43	4.02	1.65
Less distributions:
Distributions from net investment income	(0.12)	(0.32)	(0.27)	(0.29)	(0.32)	(0.28)
Distributions from net realized gains	—	(1.74)	(2.55)	(1.19)	—	—
Total distributions	(0.12)	(2.06)	(2.82)	(1.48)	(0.32)	(0.28)
Net asset value at end of period	$16.17	$14.39	$16.43	$19.17	$18.22	$14.52
Total return	13.22% [2]	0.26%	0.12%	14.26%	27.99%	12.65%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.88% [3]	0.88%	0.88%	0.89%	0.89%	0.89%
Gross operating expenses	0.88% [3]	0.89%	0.88%	0.89%	0.89%	0.89%
Net investment income (loss)	1.43% [3]	2.18%	1.71%	1.47%	1.97%	1.89%
Portfolio turnover rate	37% [2]	74%	73%	72%	64%	55%
Net assets, end of period (x 1,000,000)	$1,471	$1,560	$1,872	$2,053	$1,804	$1,390

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
30
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,248,183,097	1,467,242,360
0.3%	Short-Term Investment	4,705,920	4,705,920
100.1%	Total Investments	1,252,889,017	1,471,948,280
(0.1%)	Other Assets and Liabilities, Net		(764,382)
100.0%	Net Assets		1,471,183,898

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Lear Corp.	170,587	24,335,941

Banks 11.0%
Bank of America Corp.	1,132,758	26,438,572
Citigroup, Inc.	855,640	50,585,437
Citizens Financial Group, Inc.	679,394	24,940,554
JPMorgan Chase & Co.	229,467	19,963,629
Regions Financial Corp.	1,538,968	21,160,810
TCF Financial Corp.	753,209	12,435,480
Wells Fargo & Co.	118,286	6,368,518
		161,893,000

Capital Goods 10.4%
Allison Transmission Holdings, Inc.	651,751	25,209,729
Carlisle Cos., Inc.	88,451	8,968,047
Curtiss-Wright Corp.	50,569	4,726,179
Ingersoll-Rand plc	153,943	13,662,441
L3 Technologies, Inc.	18,479	3,174,138
Oshkosh Corp.	266,704	18,506,590
Owens Corning	401,286	24,418,253
Raytheon Co.	62,466	9,695,348
Stanley Black & Decker, Inc.	170,577	23,224,058
The Boeing Co.	116,320	21,499,426
The Timken Co.	6,341	305,953
		153,390,162

Consumer Services 0.4%
Wyndham Worldwide Corp.	61,625	5,873,479

Diversified Financials 6.9%
Berkshire Hathaway, Inc., Class B *	70,661	11,673,904
Capital One Financial Corp.	249,969	20,092,508
Discover Financial Services	287,079	17,968,275
Morgan Stanley	614,263	26,640,586
The Goldman Sachs Group, Inc.	54,905	12,287,739
Voya Financial, Inc.	332,564	12,431,242
		101,094,254

Energy 11.1%
Anadarko Petroleum Corp.	98,348	5,607,803
Baker Hughes, Inc.	371,984	22,084,690
Security	Number of Shares	Value ($)
Chevron Corp.	315,269	33,639,202
ConocoPhillips	431,503	20,673,309
Exxon Mobil Corp.	605,367	49,428,216
Noble Energy, Inc.	82,159	2,656,200
Rowan Cos. plc, Class A *	579,739	8,156,928
Valero Energy Corp.	283,265	18,301,752
World Fuel Services Corp.	62,606	2,305,779
		162,853,879

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	188,799	14,193,909

Food, Beverage & Tobacco 5.0%
Bunge Ltd.	18,803	1,486,001
Dr Pepper Snapple Group, Inc.	44,948	4,119,484
Fresh Del Monte Produce, Inc.	77,494	4,750,382
Kellogg Co.	101,737	7,223,327
PepsiCo, Inc.	286,568	32,462,423
Philip Morris International, Inc.	117,003	12,968,613
Tyson Foods, Inc., Class A	175,513	11,278,465
		74,288,695

Health Care Equipment & Services 6.2%
Allscripts Healthcare Solutions, Inc. *	740,376	8,862,301
Becton, Dickinson & Co.	106,815	19,971,200
Boston Scientific Corp. *	107,336	2,831,524
Express Scripts Holding Co. *	281,432	17,263,039
Hill-Rom Holdings, Inc.	43,487	3,289,357
Hologic, Inc. *	69,379	3,132,462
IDEXX Laboratories, Inc. *	90,757	15,222,671
Masimo Corp. *	36,453	3,745,181
McKesson Corp.	69,427	9,601,060
UnitedHealth Group, Inc.	42,761	7,478,044
		91,396,839

Household & Personal Products 3.7%
Colgate-Palmolive Co.	273,030	19,669,081
HRG Group, Inc. *	216,730	4,336,768
Kimberly-Clark Corp.	42,591	5,526,182
Spectrum Brands Holdings, Inc.	146,990	21,126,873
The Procter & Gamble Co.	49,534	4,325,804
		54,984,708

Insurance 8.2%
CNA Financial Corp.	69,303	3,136,654
Everest Re Group Ltd.	84,844	21,356,083
Loews Corp.	341,722	15,931,080
Reinsurance Group of America, Inc.	221,011	27,635,215
The Allstate Corp.	408,694	33,222,735
The Travelers Cos., Inc.	155,580	18,927,863
		120,209,630

31
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Materials 2.6%
Axalta Coating Systems Ltd. *	260,018	8,156,765
Berry Global Group, Inc. *	349,406	17,470,300
Cabot Corp.	201,305	12,116,548
		37,743,613

Media 0.1%
Live Nation Entertainment, Inc. *	41,830	1,345,253

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Amgen, Inc.	46,304	7,562,369
Johnson & Johnson	72,334	8,931,079
Merck & Co., Inc.	341,778	21,303,023
Pfizer, Inc.	1,183,695	40,150,934
		77,947,405

Real Estate 5.8%
American Homes 4 Rent, Class A	142,868	3,293,107
Apartment Investment & Management Co., Class A	166,569	7,285,728
DuPont Fabros Technology, Inc.	78,224	4,032,447
Empire State Realty Trust, Inc., Class A	78,664	1,636,211
Equity LifeStyle Properties, Inc.	208,157	16,841,983
Outfront Media, Inc.	128,668	3,365,955
PS Business Parks, Inc.	4,662	566,620
Retail Properties of America, Inc., Class A	1,128,328	15,051,896
Senior Housing Properties Trust	1,045,523	22,499,655
SL Green Realty Corp.	106,796	11,206,104
		85,779,706

Retailing 1.0%
Best Buy Co., Inc.	279,449	14,478,253

Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc.	119,047	4,834,498
Intel Corp.	475,425	17,186,614
		22,021,112

Software & Services 3.2%
Activision Blizzard, Inc.	331,666	17,329,548
Akamai Technologies, Inc. *	34,800	2,120,712
Alphabet, Inc., Class A *	10,436	9,648,291
CA, Inc.	76,544	2,512,939
CDK Global, Inc.	69,155	4,495,767
j2 Global, Inc.	21,922	1,978,241
Nuance Communications, Inc. *	245,722	4,395,967
Science Applications International Corp.	57,830	4,221,012
		46,702,477

Technology Hardware & Equipment 4.8%
Apple, Inc.	62,473	8,974,246
CDW Corp.	68,352	4,038,920
Security	Number of Shares	Value ($)
Cisco Systems, Inc.	249,479	8,499,750
CommScope Holding Co., Inc. *	214,713	9,026,535
HP, Inc.	1,164,576	21,917,320
NCR Corp. *	266,032	10,973,820
NetApp, Inc.	50,092	1,996,166
Tech Data Corp. *	35,356	3,381,801
Xerox Corp.	258,734	1,860,298
		70,668,856

Telecommunication Services 2.2%
AT&T, Inc.	814,445	32,276,455

Transportation 0.9%
Delta Air Lines, Inc.	182,231	8,280,576
FedEx Corp.	17,841	3,384,438
XPO Logistics, Inc. *	47,987	2,370,078
		14,035,092

Utilities 6.8%
CenterPoint Energy, Inc.	1,067,812	30,464,676
DTE Energy Co.	16,318	1,706,700
Exelon Corp.	365,697	12,664,087
FirstEnergy Corp.	876,081	26,229,865
PG&E Corp.	36,866	2,471,865
UGI Corp.	522,178	26,192,449
		99,729,642
Total Common Stock
(Cost $1,248,183,097)		1,467,242,360
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (a)	4,705,920	4,705,920
Total Short-Term Investment
(Cost $4,705,920)		4,705,920

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,253,143,613 and the unrealized appreciation and depreciation were $241,532,765 and ($22,728,098), respectively, with a net unrealized appreciation of $218,804,667.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

32
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,467,242,360	$—	$—	$1,467,242,360
Short-Term Investment[1]	—	4,705,920	—	4,705,920
Total	$1,467,242,360	$4,705,920	$—	$1,471,948,280
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
33
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $1,252,889,017)		$1,471,948,280
Receivables:
Dividends		1,526,767
Fund shares sold		599,312
Interest		121
Prepaid expenses	+	14,928
Total assets		1,474,089,408
Liabilities
Payables:
Investments bought		1,238,988
Investment adviser and administrator fees		751,196
Shareholder service fees		299,174
Independent trustees' fees		832
Fund shares redeemed		520,455
Accrued expenses	+	94,865
Total liabilities		2,905,510
Net Assets
Total assets		1,474,089,408
Total liabilities	–	2,905,510
Net assets		$1,471,183,898
Net Assets by Source
Capital received from investors		1,199,192,325
Net investment income not yet distributed		252,914
Net realized capital gains		52,679,396
Net unrealized capital appreciation		219,059,263

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,471,183,898		90,968,243		$16.17

34
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,445)		$17,831,586
Interest	+	5,094
Total investment income		17,836,680
Expenses
Investment adviser and administrator fees		4,774,946
Shareholder service fees		1,873,535
Shareholder reports		39,428
Portfolio accounting fees		29,006
Professional fees		20,153
Custodian fees		20,025
Transfer agent fees		17,202
Registration fees		11,831
Independent trustees' fees		9,008
Interest expense		1,376
Other expenses	+	13,210
Total expenses		6,809,720
Expense reduction by CSIM and its affiliates	–	17,202
Net expenses	–	6,792,518
Net investment income		11,044,162
Realized and Unrealized Gains (Losses)
Net realized gains on investments		61,265,850
Net realized gains on futures contracts	+	431,456
Net realized gains		61,697,306
Net change in unrealized appreciation (depreciation) on investments		123,952,198
Net change in unrealized appreciation (depreciation) on futures contracts	+	65,112
Net change in unrealized appreciation (depreciation)	+	124,017,310
Net realized and unrealized gains		185,714,616
Increase in net assets resulting from operations		$196,758,778
35
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$11,044,162	$36,519,772
Net realized gains (losses)		61,697,306	(9,553,682)
Net change in unrealized appreciation (depreciation)	+	124,017,310	(25,854,487)
Increase in net assets from operations		196,758,778	1,111,603
Distributions to Shareholders
Distributions from net investment income		(12,064,787)	(35,938,370)
Distributions from net realized gains	+	—	(195,568,378)
Total distributions		($12,064,787)	($231,506,748)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,431,255	$38,091,601	8,869,700	$124,506,020
Shares reinvested		494,318	7,883,086	11,191,095	160,580,768
Shares redeemed	+	(20,307,183)	(319,163,111)	(25,625,568)	(366,896,176)
Net transactions in fund shares		(17,381,610)	($273,188,424)	(5,564,773)	($81,809,388)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,349,853	$1,559,678,331	113,914,626	$1,871,882,864
Total decrease	+	(17,381,610)	(88,494,433)	(5,564,773)	(312,204,533)
End of period		90,968,243	$1,471,183,898	108,349,853	$1,559,678,331
Net investment income not yet distributed			$252,914		$1,273,539
36
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$15.20	$17.68	$18.38	$15.66	$12.48	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	0.20 [1]	0.13 [1]	0.11	0.14	0.07
Net realized and unrealized gains (losses)	2.14	(0.12)	1.08	2.70	3.17	1.29
Total from investment operations	2.19	0.08	1.21	2.81	3.31	1.36
Less distributions:
Distributions from net investment income	(0.17)	(0.20)	(0.09)	(0.09)	(0.13)	(0.06)
Distributions from net realized gains	(0.50)	(2.36)	(1.82)	—	—	—
Total distributions	(0.67)	(2.56)	(1.91)	(0.09)	(0.13)	(0.06)
Net asset value at end of period	$16.72	$15.20	$17.68	$18.38	$15.66	$12.48
Total return	14.84% [2]	0.54%	7.00%	18.06%	26.76%	12.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.99% [3]	1.00% [4]	0.99%	0.99%	0.99%	0.99%
Gross operating expenses	1.04% [3]	1.04%	1.03%	1.04%	1.05%	1.05%
Net investment income (loss)	0.59% [3]	1.32%	0.75%	0.60%	1.00%	0.53%
Portfolio turnover rate	37% [2]	84%	90%	82%	87%	79%
Net assets, end of period (x 1,000,000)	$234	$219	$251	$256	$253	$217

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.
37
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	187,580,693	233,071,459
0.9%	Short-Term Investment	1,986,056	1,986,056
100.3%	Total Investments	189,566,749	235,057,515
(0.3%)	Other Assets and Liabilities, Net		(666,554)
100.0%	Net Assets		234,390,961

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.6%
Lear Corp.	26,059	3,717,577

Banks 0.3%
Citigroup, Inc.	7,374	435,951
MGIC Investment Corp. *	24,964	263,120
		699,071

Capital Goods 7.2%
Allison Transmission Holdings, Inc.	85,807	3,319,015
Carlisle Cos., Inc.	19,644	1,991,705
Curtiss-Wright Corp.	7,197	672,632
Ingersoll-Rand plc	21,599	1,916,911
Lockheed Martin Corp.	2,982	803,500
Oshkosh Corp.	17,408	1,207,941
Owens Corning	37,345	2,272,443
Stanley Black & Decker, Inc.	7,473	1,017,449
The Boeing Co.	19,882	3,674,790
		16,876,386

Commercial & Professional Services 1.4%
ManpowerGroup, Inc.	10,579	1,068,267
Waste Management, Inc.	30,300	2,205,234
		3,273,501

Consumer Durables & Apparel 0.8%
Michael Kors Holdings Ltd. *	50,525	1,886,098

Consumer Services 4.2%
Aramark	79,300	2,896,036
Darden Restaurants, Inc.	17,830	1,518,938
International Game Technology plc	32,472	720,878
Starbucks Corp.	29,642	1,780,299
Vail Resorts, Inc.	5,354	1,058,272
Wyndham Worldwide Corp.	14,952	1,425,075
Yum China Holdings, Inc. *	11,069	377,674
		9,777,172

Diversified Financials 0.4%
The Goldman Sachs Group, Inc.	4,559	1,020,304

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.8%
Sysco Corp.	13,925	736,215
Wal-Mart Stores, Inc.	47,710	3,586,838
		4,323,053

Food, Beverage & Tobacco 6.4%
Altria Group, Inc.	22,964	1,648,356
Campbell Soup Co.	21,927	1,261,679
Dr Pepper Snapple Group, Inc.	16,929	1,551,543
Fresh Del Monte Produce, Inc.	17,087	1,047,433
Ingredion, Inc.	5,262	651,541
Kellogg Co.	14,323	1,016,933
PepsiCo, Inc.	59,090	6,693,715
Tyson Foods, Inc., Class A	17,203	1,105,465
		14,976,665

Health Care Equipment & Services 6.1%
Allscripts Healthcare Solutions, Inc. *	137,920	1,650,903
Becton, Dickinson & Co.	6,648	1,242,977
Boston Scientific Corp. *	31,090	820,154
Hill-Rom Holdings, Inc.	7,413	560,719
Hologic, Inc. *	34,984	1,579,528
IDEXX Laboratories, Inc. *	14,878	2,495,487
Masimo Corp. *	6,934	712,399
McKesson Corp.	13,756	1,902,317
UnitedHealth Group, Inc.	7,980	1,395,542
WellCare Health Plans, Inc. *	12,422	1,905,659
		14,265,685

Household & Personal Products 1.1%
Kimberly-Clark Corp.	6,881	892,810
Spectrum Brands Holdings, Inc.	12,185	1,751,350
		2,644,160

Insurance 2.8%
American Financial Group, Inc.	4,798	466,893
CNA Financial Corp.	15,948	721,806
Everest Re Group Ltd.	9,733	2,449,893
Reinsurance Group of America, Inc.	4,291	536,547
The Allstate Corp.	28,671	2,330,666
		6,505,805

Materials 2.2%
Axalta Coating Systems Ltd. *	68,275	2,141,787
Berry Global Group, Inc. *	58,040	2,902,000
		5,043,787

Media 5.0%
Comcast Corp., Class A	133,644	5,237,508
Live Nation Entertainment, Inc. *	114,399	3,679,072

38
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sinclair Broadcast Group, Inc., Class A	23,473	926,010
Twenty-First Century Fox, Inc., Class A	63,920	1,952,117
		11,794,707

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
AbbVie, Inc.	48,795	3,217,542
Amgen, Inc.	30,436	4,970,808
Biogen, Inc. *	7,358	1,995,563
Celgene Corp. *	18,720	2,322,216
Charles River Laboratories International, Inc. *	3,553	318,704
Johnson & Johnson	17,453	2,154,922
Merck & Co., Inc.	14,315	892,254
PAREXEL International Corp. *	35,559	2,269,731
Pfizer, Inc.	103,688	3,517,097
Thermo Fisher Scientific, Inc.	10,847	1,793,335
VWR Corp. *	21,744	614,485
		24,066,657

Real Estate 4.0%
American Homes 4 Rent, Class A	44,675	1,029,759
Apartment Investment & Management Co., Class A	20,301	887,966
DuPont Fabros Technology, Inc.	10,082	519,727
Equity LifeStyle Properties, Inc.	10,590	856,837
PS Business Parks, Inc.	4,043	491,386
Retail Properties of America, Inc., Class A	221,847	2,959,439
Senior Housing Properties Trust	97,320	2,094,326
SL Green Realty Corp.	5,575	584,985
		9,424,425

Retailing 8.6%
Amazon.com, Inc. *	10,605	9,809,519
Best Buy Co., Inc.	50,204	2,601,069
Burlington Stores, Inc. *	25,736	2,545,805
Target Corp.	20,056	1,120,128
The Home Depot, Inc.	26,213	4,091,849
		20,168,370

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	73,383	2,980,084
Intel Corp.	21,712	784,889
Maxim Integrated Products, Inc.	26,934	1,189,136
		4,954,109

Software & Services 20.8%
Activision Blizzard, Inc.	46,755	2,442,949
Adobe Systems, Inc. *	5,303	709,223
Alphabet, Inc., Class A *	12,246	11,321,672
Booz Allen Hamilton Holding Corp.	29,069	1,044,449
CDK Global, Inc.	15,845	1,030,083
Check Point Software Technologies Ltd. *	10,635	1,106,146
Conduent, Inc. *	11,948	194,872
eBay, Inc. *	22,912	765,490
Facebook, Inc., Class A *	37,065	5,569,016
Fidelity National Information Services, Inc.	45,016	3,789,897
First Data Corp., Class A *	63,272	988,309
GoDaddy, Inc., Class A *	40,894	1,591,594
International Business Machines Corp.	11,278	1,807,751
Security	Number of Shares	Value ($)
MasterCard, Inc., Class A	24,042	2,796,565
Microsoft Corp.	145,750	9,978,045
Nuance Communications, Inc. *	29,719	531,673
Synopsys, Inc. *	7,624	561,889
Teradata Corp. *	72,962	2,129,031
Total System Services, Inc.	8,621	494,070
		48,852,724

Technology Hardware & Equipment 8.7%
Apple, Inc.	92,234	13,249,414
CDW Corp.	29,789	1,760,232
CommScope Holding Co., Inc. *	35,271	1,482,793
F5 Networks, Inc. *	1,816	234,500
HP, Inc.	37,969	714,577
NCR Corp. *	40,757	1,681,226
Tech Data Corp. *	12,297	1,176,208
		20,298,950

Telecommunication Services 1.0%
AT&T, Inc.	27,437	1,087,328
T-Mobile US, Inc. *	20,331	1,367,667
		2,454,995

Transportation 1.3%
Delta Air Lines, Inc.	27,148	1,233,605
FedEx Corp.	6,847	1,298,876
JetBlue Airways Corp. *	26,437	577,120
		3,109,601

Utilities 1.3%
CenterPoint Energy, Inc.	31,847	908,595
FirstEnergy Corp.	29,903	895,296
UGI Corp.	22,603	1,133,766
		2,937,657
Total Common Stock
(Cost $187,580,693)		233,071,459
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
0.42%, 05/01/17 (a)	1,986,056	1,986,056
Total Short-Term Investment
(Cost $1,986,056)		1,986,056

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $189,569,579 and the unrealized appreciation and depreciation were $48,310,835 and ($2,822,899), respectively, with a net unrealized appreciation of $45,487,936.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

39
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$233,071,459	$—	$—	$233,071,459
Short-Term Investment[1]	—	1,986,056	—	1,986,056
Total	$233,071,459	$1,986,056	$—	$235,057,515
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
40
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $189,566,749)		$235,057,515
Deposit with broker for futures contracts		40,500
Receivables:
Fund shares sold		170,859
Dividends		130,726
Interest		46
Prepaid expenses	+	7,925
Total assets		235,407,571
Liabilities
Payables:
Investments bought		680,038
Investment adviser and administrator fees		129,316
Shareholder service fees		46,705
Independent trustees' fees		316
Fund shares redeemed		111,474
Accrued expenses	+	48,761
Total liabilities		1,016,610
Net Assets
Total assets		235,407,571
Total liabilities	–	1,016,610
Net assets		$234,390,961
Net Assets by Source
Capital received from investors		181,832,334
Net investment income not yet distributed		243,976
Net realized capital gains		6,823,885
Net unrealized capital appreciation		45,490,766

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$234,390,961		14,020,433		$16.72

41
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends		$1,758,126
Interest	+	1,290
Total investment income		1,759,416
Expenses
Investment adviser and administrator fees		802,889
Shareholder service fees		271,736
Portfolio accounting fees		18,728
Professional fees		17,781
Shareholder reports		15,770
Registration fees		10,444
Transfer agent fees		7,129
Custodian fees		5,949
Independent trustees' fees		4,514
Interest expense		78
Other expenses	+	1,921
Total expenses		1,156,939
Expense reduction by CSIM and its affiliates	–	52,889
Net expenses	–	1,104,050
Net investment income		655,366
Realized and Unrealized Gains (Losses)
Net realized gains on investments		6,830,937
Net realized losses on futures contracts	+	(5,514)
Net realized gains		6,825,423
Net change in unrealized appreciation (depreciation) on investments		23,668,189
Net change in unrealized appreciation (depreciation) on futures contracts	+	(814)
Net change in unrealized appreciation (depreciation)	+	23,667,375
Net realized and unrealized gains		30,492,798
Increase in net assets resulting from operations		$31,148,164
42
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$655,366	$3,012,896
Net realized gains		6,825,423	7,278,455
Net change in unrealized appreciation (depreciation)	+	23,667,375	(9,588,620)
Increase in net assets from operations		31,148,164	702,731
Distributions to Shareholders
Distributions from net investment income		(2,362,093)	(2,760,714)
Distributions from net realized gains	+	(7,123,142)	(33,117,333)
Total distributions		($9,485,235)	($35,878,047)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		660,462	$10,425,704	1,470,303	$21,865,357
Shares reinvested		371,671	5,649,403	1,409,350	21,238,901
Shares redeemed	+	(1,417,309)	(22,266,883)	(2,663,649)	(39,879,178)
Net transactions in fund shares		(385,176)	($6,191,776)	216,004	$3,225,080
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,405,609	$218,919,808	14,189,605	$250,870,044
Total increase or decrease	+	(385,176)	15,471,153	216,004	(31,950,236)
End of period		14,020,433	$234,390,961	14,405,609	$218,919,808
Net investment income not yet distributed			$243,976		$1,950,703
43
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Small-Cap Equity Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$18.81	$21.19	$25.11	$24.87	$17.72	$15.61
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.07 [1]	0.05 [1]	(0.02)	0.09	0.02
Net realized and unrealized gains (losses)	3.31	0.12	0.63	2.71	7.16	2.10
Total from investment operations	3.32	0.19	0.68	2.69	7.25	2.12
Less distributions:
Distributions from net investment income	(0.09)	(0.04)	(0.02)	(0.07)	(0.10)	(0.01)
Distributions from net realized gains	—	(2.53)	(4.58)	(2.38)	—	—
Total distributions	(0.09)	(2.57)	(4.60)	(2.45)	(0.10)	(0.01)
Net asset value at end of period	$22.04	$18.81	$21.19	$25.11	$24.87	$17.72
Total return	17.65% [2]	1.47%	3.01%	11.67%	41.10%	13.57%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.09% [3]	1.09%	1.09%	1.10%	1.10%	1.12%
Gross operating expenses	1.09% [3]	1.10%	1.09%	1.10%	1.11%	1.12%
Net investment income (loss)	0.14% [3]	0.37%	0.22%	(0.10%)	0.42%	0.11%
Portfolio turnover rate	51% [2]	85%	95%	103%	84%	101%
Net assets, end of period (x 1,000,000)	$626	$571	$630	$666	$590	$388

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
44
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	548,809,067	622,605,033
1.4%	Other Investment Company	9,047,203	9,047,203
0.4%	Short-Term Investment	2,305,501	2,305,501
101.2%	Total Investments	560,161,771	633,957,737
(1.2%)	Other Assets and Liabilities, Net		(7,525,034)
100.0%	Net Assets		626,432,703

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.7%
Cooper-Standard Holding, Inc. *	40,621	4,593,017
Tenneco, Inc.	53,364	3,363,533
Tower International, Inc.	95,714	2,593,849
		10,550,399

Banks 13.6%
1st Source Corp.	56,913	2,749,467
BancFirst Corp.	23,942	2,299,629
Banco Latinoamericano de Comercio Exterior, S.A., Class E	36,446	1,045,271
Berkshire Hills Bancorp, Inc.	16,400	615,000
Boston Private Financial Holdings, Inc.	34,051	531,196
Camden National Corp.	10,525	449,944
Cathay General Bancorp	83,510	3,177,555
Central Pacific Financial Corp.	37,533	1,174,032
Central Valley Community Bancorp	14,736	334,655
Essent Group Ltd. *	140,864	5,213,377
Farmers Capital Bank Corp.	10,558	438,157
Federal Agricultural Mortgage Corp., Class C	77,879	4,442,997
Financial Institutions, Inc.	43,731	1,464,989
First BanCorp (Puerto Rico) *	1,077,391	6,335,059
First Citizens BancShares, Inc., Class A	17,771	6,185,374
First Community Bancshares, Inc.	27,051	715,769
First Financial Corp.	47,923	2,338,642
Fulton Financial Corp.	37,483	691,561
Great Southern Bancorp, Inc.	5,287	265,143
Hancock Holding Co.	19,342	903,271
Heartland Financial USA, Inc.	43,240	2,075,520
HomeTrust Bancshares, Inc. *	3,493	87,325
International Bancshares Corp.	232,678	8,702,157
MGIC Investment Corp. *	611,611	6,446,380
OFG Bancorp	591,172	6,916,712
Peapack-Gladstone Financial Corp.	21,163	678,486
Preferred Bank	31,993	1,695,309
Republic Bancorp, Inc., Class A	48,259	1,736,359
Synovus Financial Corp.	9,750	407,550
TCF Financial Corp.	435,501	7,190,122
Territorial Bancorp, Inc.	6,710	207,675
The Bank of NT Butterfield & Son Ltd.	42,740	1,421,105
Triumph Bancorp, Inc. *	15,314	343,034
United Community Banks, Inc.	187,305	5,122,792
Security	Number of Shares	Value ($)
Waterstone Financial, Inc.	23,910	454,290
Wintrust Financial Corp.	6,128	434,230
		85,290,134

Capital Goods 9.8%
Aerojet Rocketdyne Holdings, Inc. *	94,441	2,116,423
Astec Industries, Inc.	18,281	1,158,101
Atkore International Group, Inc. *	77,484	2,034,730
Columbus McKinnon Corp.	45,661	1,193,122
Continental Building Products, Inc. *	52,088	1,268,343
Curtiss-Wright Corp.	33,704	3,149,976
EMCOR Group, Inc.	65,827	4,327,467
EnerSys	90,179	7,494,777
Engility Holdings, Inc. *	9,432	267,397
General Cable Corp.	96,282	1,733,076
Global Brass & Copper Holdings, Inc.	117,943	4,204,668
GMS, Inc. *	42,858	1,549,745
Harsco Corp. *	68,627	895,582
Hillenbrand, Inc.	133,927	4,941,906
Kadant, Inc.	12,911	802,419
Lydall, Inc. *	11,396	597,151
MasTec, Inc. *	58,401	2,578,404
Meritor, Inc. *	95,914	1,708,228
Moog, Inc., Class A *	75,781	5,202,366
Ply Gem Holdings, Inc. *	194,496	3,744,048
Regal Beloit Corp.	46,338	3,653,751
Sparton Corp. *	99,579	2,217,624
Univar, Inc. *	81,381	2,429,223
Vectrus, Inc. *	86,934	2,211,601
		61,480,128

Commercial & Professional Services 3.6%
ACCO Brands Corp. *	190,794	2,718,814
ARC Document Solutions, Inc. *	59,050	217,304
Barrett Business Services, Inc.	3,680	212,189
CRA International, Inc.	15,306	580,710
ICF International, Inc. *	11,396	503,133
Navigant Consulting, Inc. *	96,512	2,313,393
Quad Graphics, Inc.	113,516	2,980,930
The Brink's Co.	55,547	3,410,586
TriNet Group, Inc. *	178,357	5,243,696
TrueBlue, Inc. *	153,606	4,201,124
		22,381,879

Consumer Durables & Apparel 1.0%
La-Z-Boy, Inc.	54,000	1,506,600
M/I Homes, Inc. *	31,868	865,535
Perry Ellis International, Inc. *	95,360	1,956,787
Taylor Morrison Home Corp., Class A *	84,984	1,963,130
		6,292,052

Consumer Services 1.7%
BJ's Restaurants, Inc. *	16,765	756,102
Capella Education Co.	19,655	1,873,122
ClubCorp Holdings, Inc.	73,634	990,377

45
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
K12, Inc. *	52,041	980,973
Red Rock Resorts, Inc., Class A	149,584	3,497,274
Regis Corp. *	87,240	951,788
Ruth's Hospitality Group, Inc.	94,755	1,885,624
		10,935,260

Diversified Financials 1.3%
Enova International, Inc. *	100,810	1,431,502
GAMCO Investors, Inc., Class A	7,344	210,773
Marlin Business Services Corp.	6,464	164,509
Nelnet, Inc., Class A	64,827	2,917,863
Regional Management Corp. *	158,623	3,145,494
		7,870,141

Energy 2.7%
Abraxas Petroleum Corp. *	307,819	575,621
Archrock, Inc.	24,322	287,000
Evolution Petroleum Corp.	93,424	747,392
Green Plains, Inc.	111,009	2,553,207
Matrix Service Co. *	252,101	2,962,187
McDermott International, Inc. *	575,013	3,760,585
Natural Gas Services Group, Inc. *	27,827	762,460
Overseas Shipholding Group, Inc., Class A *	314,569	1,145,031
Pacific Ethanol, Inc. *	92,955	632,094
REX American Resources Corp. *	13,705	1,297,589
TETRA Technologies, Inc. *	469,711	1,564,138
Unit Corp. *	33,975	730,123
W&T Offshore, Inc. *	64,208	130,984
		17,148,411

Food & Staples Retailing 0.7%
SpartanNash, Co.	70,347	2,588,769
SUPERVALU, Inc. *	127,537	522,902
Village Super Market, Inc., Class A	48,384	1,276,854
		4,388,525

Food, Beverage & Tobacco 1.9%
Coca-Cola Bottling Co. Consolidated	9,826	2,081,736
Dean Foods Co.	268,752	5,305,165
Fresh Del Monte Produce, Inc.	72,944	4,471,467
		11,858,368

Health Care Equipment & Services 4.3%
Allscripts Healthcare Solutions, Inc. *	195,182	2,336,328
Analogic Corp.	16,100	1,156,785
AngioDynamics, Inc. *	98,782	1,533,097
Cantel Medical Corp.	28,104	2,091,219
Cardiovascular Systems, Inc. *	16,835	502,861
Civitas Solutions, Inc. *	19,759	351,710
Community Health Systems, Inc. *	16,769	144,381
Exactech, Inc. *	19,618	581,674
Haemonetics Corp. *	50,300	2,106,564
Halyard Health, Inc. *	69,905	2,761,247
HealthSouth Corp.	25,050	1,174,845
HMS Holdings Corp. *	77,051	1,577,234
Magellan Health, Inc. *	11,257	774,482
Merit Medical Systems, Inc. *	17,638	594,401
Natus Medical, Inc. *	27,604	966,140
NxStage Medical, Inc. *	20,015	598,248
Orthofix International N.V. *	89,387	3,535,256
Quality Systems, Inc. *	120,537	1,718,858
RadNet, Inc. *	89,732	542,879
RTI Surgical, Inc. *	82,975	336,049
Security	Number of Shares	Value ($)
Surmodics, Inc. *	13,591	310,554
Tenet Healthcare Corp. *	83,981	1,315,982
		27,010,794

Household & Personal Products 1.3%
HRG Group, Inc. *	173,472	3,471,175
USANA Health Sciences, Inc. *	79,387	4,513,151
		7,984,326

Insurance 2.3%
American Equity Investment Life Holding Co.	42,464	1,007,246
CNO Financial Group, Inc.	84,238	1,774,895
Crawford & Co., Class B	51,516	562,040
Employers Holdings, Inc.	26,005	1,040,200
Fidelity & Guaranty Life	112,873	3,211,237
James River Group Holdings Ltd.	16,100	701,316
National Western Life Group, Inc., Class A	13,481	4,128,421
State National Cos., Inc.	14,110	206,994
The Navigators Group, Inc.	35,810	1,935,530
		14,567,879

Materials 4.0%
A. Schulman, Inc.	61,869	1,958,154
AK Steel Holding Corp. *	104,458	662,264
Chase Corp.	8,200	840,500
Cliffs Natural Resources, Inc. *	99,292	667,242
Coeur Mining, Inc. *	84,625	766,702
Innophos Holdings, Inc.	27,463	1,316,576
Koppers Holdings, Inc. *	78,753	3,343,065
OMNOVA Solutions, Inc. *	218,684	2,077,498
Ryerson Holding Corp. *	118,144	1,618,573
SunCoke Energy, Inc. *	191,515	1,756,193
The Chemours Co.	61,519	2,478,600
Tredegar Corp.	41,531	712,257
Trinseo S.A.	53,798	3,572,187
Worthington Industries, Inc.	69,985	3,044,347
		24,814,158

Media 1.9%
Gannett Co., Inc.	150,813	1,260,797
Gray Television, Inc. *	65,376	957,759
Meredith Corp.	52,586	3,078,910
New Media Investment Group, Inc.	48,602	639,602
Sinclair Broadcast Group, Inc., Class A	114,885	4,532,213
tronc, Inc. *	99,514	1,427,031
		11,896,312

Pharmaceuticals, Biotechnology & Life Sciences 11.3%
Acorda Therapeutics, Inc. *	149,501	2,414,441
Akebia Therapeutics, Inc. *	66,929	882,124
Amphastar Pharmaceuticals, Inc. *	56,666	855,657
ANI Pharmaceuticals, Inc. *	8,779	475,119
BioSpecifics Technologies Corp. *	30,271	1,717,274
Cambrex Corp. *	10,681	633,917
Catalent, Inc. *	162,834	4,767,780
Cytokinetics, Inc. *	34,097	559,191
Depomed, Inc. *	77,740	932,103
Emergent BioSolutions, Inc. *	221,176	6,615,374
Endo International plc *	62,470	710,284
Exact Sciences Corp. *	33,493	1,005,125
FibroGen, Inc. *	22,767	637,476
Genomic Health, Inc. *	127,850	4,201,151
Horizon Pharma plc *	125,127	1,924,453

46
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Impax Laboratories, Inc. *	93,783	1,317,651
INC Research Holdings, Inc., Class A *	67,519	3,038,355
Ironwood Pharmaceuticals, Inc. *	123,060	2,008,339
Lannett Co., Inc. *(a)	16,975	441,350
Ligand Pharmaceuticals, Inc. *	25,549	2,840,282
Momenta Pharmaceuticals, Inc. *	56,982	817,692
Myriad Genetics, Inc. *	198,952	3,658,727
PAREXEL International Corp. *	58,652	3,743,757
PDL BioPharma, Inc.	396,033	891,074
Phibro Animal Health Corp., Class A	56,039	1,667,160
PRA Health Sciences, Inc. *	56,259	3,598,326
Prestige Brands Holdings, Inc. *	106,781	6,130,297
Repligen Corp. *	61,421	2,259,679
Retrophin, Inc. *	82,057	1,607,497
SciClone Pharmaceuticals, Inc. *	221,102	2,133,634
Spectrum Pharmaceuticals, Inc. *	193,775	1,474,628
Sucampo Pharmaceuticals, Inc., Class A *	95,769	972,055
Vanda Pharmaceuticals, Inc. *	206,691	3,152,038
Xencor, Inc. *	37,801	970,352
		71,054,362

Real Estate 9.3%
Ashford Hospitality Prime, Inc.	197,621	2,092,806
Ashford Hospitality Trust, Inc.	97,359	608,494
CareTrust REIT, Inc.	117,098	1,993,008
CorEnergy Infrastructure Trust, Inc.	52,968	1,932,273
DuPont Fabros Technology, Inc.	106,993	5,515,489
Forestar Group, Inc. *	177,513	2,511,809
LaSalle Hotel Properties	66,672	1,904,152
Lexington Realty Trust	519,795	5,286,315
Mack-Cali Realty Corp.	138,763	3,753,539
MedEquities Realty Trust, Inc.	259,708	3,069,749
New Senior Investment Group, Inc.	269,095	2,803,970
Preferred Apartment Communities, Inc., Class A	112,452	1,591,196
PS Business Parks, Inc.	51,787	6,294,192
RE/MAX Holdings, Inc., Class A	89,943	5,320,128
Ryman Hospitality Properties, Inc.	20,273	1,293,012
Saul Centers, Inc.	55,635	3,340,882
Tier REIT, Inc.	87,571	1,515,854
UMH Properties, Inc.	70,848	1,134,985
Washington Prime Group, Inc.	681,676	5,998,749
		57,960,602

Retailing 3.4%
Big Lots, Inc.	70,774	3,573,379
Caleres, Inc.	28,836	831,054
Chico's FAS, Inc.	71,467	987,674
Francesca's Holdings Corp. *	75,977	1,198,917
Genesco, Inc. *	34,174	1,821,474
Kirkland's, Inc. *	92,648	1,089,540
Nutrisystem, Inc.	33,940	1,814,093
Rent-A-Center, Inc. (a)	509,639	5,448,041
Shutterfly, Inc. *	29,922	1,552,952
Tailored Brands, Inc.	64,860	799,724
The Children's Place, Inc.	16,228	1,862,974
Tilly's, Inc., Class A	21,827	208,666
		21,188,488

Semiconductors & Semiconductor Equipment 4.2%
Advanced Energy Industries, Inc. *	80,231	5,921,048
Amkor Technology, Inc. *	324,654	3,824,424
Cirrus Logic, Inc. *	123,414	7,941,691
IXYS Corp.	95,563	1,333,104
MKS Instruments, Inc.	17,866	1,398,014
Security	Number of Shares	Value ($)
Semtech Corp. *	37,180	1,269,697
Synaptics, Inc. *	19,147	1,048,681
Xperi Corp.	104,457	3,509,755
		26,246,414

Software & Services 9.7%
Barracuda Networks, Inc. *	164,337	3,340,971
BroadSoft, Inc. *	71,825	2,758,080
Carbonite, Inc. *	100,395	2,168,532
Cardtronics plc, Class A *	91,169	3,790,807
Cass Information Systems, Inc.	1,943	129,151
CommVault Systems, Inc. *	44,935	2,266,971
DHI Group, Inc. *	370,517	1,426,490
Ebix, Inc.	21,246	1,310,878
EVERTEC, Inc.	414,182	6,564,785
Exa Corp. *	10,480	144,205
Fair Isaac Corp.	15,527	2,103,598
Five9, Inc. *	103,338	1,885,402
GoDaddy, Inc., Class A *	83,979	3,268,463
j2 Global, Inc.	59,727	5,389,764
Progress Software Corp.	258,898	7,694,449
Proofpoint, Inc. *	35,696	2,690,408
RealPage, Inc. *	116,605	4,320,215
Synchronoss Technologies, Inc. *	46,886	750,176
Take-Two Interactive Software, Inc. *	104	6,536
Travelport Worldwide Ltd.	300,376	3,955,952
Web.com Group, Inc. *	191,509	3,696,124
Zix Corp. *	214,133	1,162,742
		60,824,699

Technology Hardware & Equipment 6.0%
Anixter International, Inc. *	9,521	776,438
Bel Fuse, Inc., Class B	58,793	1,422,791
Ciena Corp. *	175,419	4,018,849
Eastman Kodak Co. *	138,512	1,523,632
Electronics For Imaging, Inc. *	38,502	1,762,622
Extreme Networks, Inc. *	381,235	2,979,351
Finisar Corp. *	148,874	3,400,282
Insight Enterprises, Inc. *	101,375	4,267,887
Itron, Inc. *	57,543	3,731,663
NETGEAR, Inc. *	85,708	4,041,132
PC Connection, Inc.	9,190	264,121
Plantronics, Inc.	24,556	1,340,758
Sanmina Corp. *	53,051	1,976,150
Tech Data Corp. *	32,574	3,115,703
TTM Technologies, Inc. *	170,738	2,856,447
		37,477,826

Telecommunication Services 0.8%
Hawaiian Telcom Holdco, Inc. *	18,124	461,256
IDT Corp., Class B	132,742	2,016,351
Telephone & Data Systems, Inc.	63,808	1,752,168
United States Cellular Corp. *	26,770	1,048,848
		5,278,623

Transportation 0.8%
Park-Ohio Holdings Corp.	5,089	200,252
SkyWest, Inc.	37,438	1,392,694
XPO Logistics, Inc. *	45,515	2,247,986
YRC Worldwide, Inc. *	111,937	1,193,248
		5,034,180

47
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Utilities 2.1%
Atlantic Power Corp. *	621,041	1,552,603
Southwest Gas Holdings, Inc.	101,798	8,526,600
Spark Energy, Inc., Class A (a)	83,339	2,991,870
		13,071,073
Total Common Stock
(Cost $548,809,067)		622,605,033

Other Investment Company 1.4% of net assets

Securities Lending Collateral 1.4%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	9,047,203	9,047,203
Total Other Investment Company
(Cost $9,047,203)		9,047,203
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposits 0.4%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (c)	2,305,501	2,305,501
Total Short-Term Investment
(Cost $2,305,501)		2,305,501

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $560,707,653 and the unrealized appreciation and depreciation were $105,078,135 and ($31,828,051), respectively, with a net unrealized appreciation of $73,250,084.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,748,305.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	21	1,468,320	30,899

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$622,605,033	$—	$—	$622,605,033
Other Investment Company[1]	9,047,203	—	—	9,047,203
Short-Term Investment[1]	—	2,305,501	—	2,305,501
Total	$631,652,236	$2,305,501	$—	$633,957,737
Other Financial Instruments
Futures Contracts[2]	$30,899	$—	$—	$30,899
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
48
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $551,114,568) including securities on loan of $8,748,305		$624,910,534
Collateral invested for securities on loan, at value (cost $9,047,203)	+	9,047,203
Total investments, at value (cost $560,161,771)		633,957,737
Deposit with broker for futures contracts		399,300
Receivables:
Investments sold		18,228,700
Fund shares sold		297,227
Income from securities on loan		44,932
Dividends		37,846
Foreign tax reclaims		399
Interest		78
Prepaid expenses	+	21,954
Total assets		652,988,173
Liabilities
Collateral held for securities on loan		9,047,203
Payables:
Investments bought		16,222,048
Investment adviser and administrator fees		412,630
Shareholder service fees		124,603
Independent trustees' fees		361
Fund shares redeemed		661,619
Variation margin on futures contracts		21,735
Accrued expenses	+	65,271
Total liabilities		26,555,470
Net Assets
Total assets		652,988,173
Total liabilities	–	26,555,470
Net assets		$626,432,703
Net Assets by Source
Capital received from investors		504,964,760
Distributions in excess of net investment income		(816,522)
Net realized capital gains		48,457,600
Net unrealized capital appreciation		73,826,865

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$626,432,703		28,424,111		$22.04

49
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $7,094)		$3,653,433
Interest		6,769
Securities on loan, net	+	148,833
Total investment income		3,809,035
Expenses
Investment adviser and administrator fees		2,523,687
Shareholder service fees		750,893
Portfolio accounting fees		24,524
Shareholder reports		23,975
Custodian fees		18,215
Professional fees		17,582
Registration fees		14,629
Transfer agent fees		9,706
Independent trustees' fees		5,744
Interest expense		275
Other expenses	+	5,098
Total expenses		3,394,328
Expense reduction by CSIM and its affiliates	–	9,706
Net expenses	–	3,384,622
Net investment income		424,413
Realized and Unrealized Gains (Losses)
Net realized gains on investments		54,266,443
Net realized gains on futures contracts	+	480,204
Net realized gains		54,746,647
Net change in unrealized appreciation (depreciation) on investments		43,959,862
Net change in unrealized appreciation (depreciation) on futures contracts	+	30,899
Net change in unrealized appreciation (depreciation)	+	43,990,761
Net realized and unrealized gains		98,737,408
Increase in net assets resulting from operations		$99,161,821
50
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$424,413	$2,188,154
Net realized gains (losses)		54,746,647	(6,273,721)
Net change in unrealized appreciation (depreciation)	+	43,990,761	12,056,144
Increase in net assets from operations		99,161,821	7,970,577
Distributions to Shareholders
Distributions from net investment income		(2,651,266)	(1,300,102)
Distributions from net realized gains	+	—	(75,008,179)
Total distributions		($2,651,266)	($76,308,281)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,366,301	$29,438,831	4,063,466	$71,865,992
Shares reinvested		87,796	1,920,104	3,095,037	55,617,808
Shares redeemed	+	(3,413,574)	(72,895,037)	(6,528,284)	(118,052,147)
Net transactions in fund shares		(1,959,477)	($41,536,102)	630,219	$9,431,653
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,383,588	$571,458,250	29,753,369	$630,364,301
Total increase or decrease	+	(1,959,477)	54,974,453	630,219	(58,906,051)
End of period		28,424,111	$626,432,703	30,383,588	$571,458,250
Distributions in excess of net investment income/Net investment income not yet distributed			($816,522)		$1,410,331
51
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$16.25	$17.46	$19.02	$18.62	$16.36	$15.32
Income (loss) from investment operations:
Net investment income (loss)	(0.02) [1]	0.03 [1]	(0.01) [1]	(0.08)	(0.10)	(0.08)
Net realized and unrealized gains (losses)	1.37	0.49	0.89	1.99	2.36	1.12
Total from investment operations	1.35	0.52	0.88	1.91	2.26	1.04
Less distributions:
Distributions from net investment income	—	(0.12)	—	—	—	—
Distributions from net realized gains	(0.48)	(1.61)	(2.44)	(1.51)	—	—
Total distributions	(0.48)	(1.73)	(2.44)	(1.51)	—	—
Net asset value at end of period	$17.12	$16.25	$17.46	$19.02	$18.62	$16.36
Total return	8.36% [2]	3.55%	4.84%	11.07%	13.81%	6.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.78% [3]	1.85%	1.82%	1.99%	2.48%	2.08%
Net operating expenses (excluding dividend expense on short sales)[4]	1.44% [3]	1.57%	1.54%	1.52%	1.48%	1.53%
Gross operating expenses	1.79% [3]	1.87%	1.84%	2.02%	2.52%	2.13%
Net investment income (loss)	(0.25%) [3]	0.22%	(0.06%)	(0.46%)	(0.49%)	(0.47%)
Portfolio turnover rate	87% [2]	142%	146%	142%	130%	109%
Net assets, end of period (x 1,000,000)	$258	$204	$212	$200	$193	$194

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratios of net operating expenses would have been 1.33%, if stock loan fees on short sales had not been incurred.
52
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.5%	Common Stock	222,344,677	251,788,991
1.6%	Other Investment Company	4,092,008	4,092,008
99.1%	Total Investments	226,436,685	255,880,999
(40.7%)	Short Sales	(101,573,372)	(105,132,590)
41.6%	Other Assets and Liabilities, Net		107,375,697
100.0%	Net Assets		258,124,106

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets

Automobiles & Components 0.7%
Lear Corp.	13,525	1,929,477

Banks 6.3%
Bank of America Corp. (a)	202,067	4,716,244
CIT Group, Inc.	16,610	769,209
Citigroup, Inc. (a)	96,007	5,675,934
Citizens Financial Group, Inc.	20,823	764,412
Essent Group Ltd. *	13,780	509,998
MGIC Investment Corp. *(a)	89,633	944,732
Regions Financial Corp. (a)	211,814	2,912,442
		16,292,971

Capital Goods 6.2%
Allison Transmission Holdings, Inc. (a)	85,439	3,304,781
Argan, Inc.	9,099	608,268
L3 Technologies, Inc.	3,016	518,058
Lockheed Martin Corp.	6,686	1,801,543
Moog, Inc., Class A *	10,335	709,498
Oshkosh Corp.	29,121	2,020,706
Regal Beloit Corp.	11,624	916,552
The Boeing Co. (a)	20,270	3,746,504
The Timken Co.	40,965	1,976,561
WESCO International, Inc. *	6,901	420,616
		16,023,087

Commercial & Professional Services 2.6%
ACCO Brands Corp. *	29,257	416,912
LSC Communications, Inc.	26,430	683,744
ManpowerGroup, Inc.	19,837	2,003,140
The Brink's Co. (a)	25,771	1,582,340
West Corp.	77,000	2,055,130
		6,741,266

Consumer Durables & Apparel 1.5%
iRobot Corp. *	13,384	1,067,240
Lennar Corp., Class A	16,262	821,231
M.D.C. Holdings, Inc.	24,626	763,652
Michael Kors Holdings Ltd. *	30,447	1,136,587
		3,788,710

Security	Number of Shares	Value ($)
Consumer Services 1.2%
ClubCorp Holdings, Inc.	38,764	521,376
International Game Technology plc (a)	80,785	1,793,427
Wyndham Worldwide Corp.	7,528	717,494
		3,032,297

Diversified Financials 2.8%
Ally Financial, Inc. (a)	178,131	3,526,994
Capital One Financial Corp.	8,105	651,480
Synchrony Financial	82,315	2,288,357
Voya Financial, Inc. (a)	23,931	894,541
		7,361,372

Energy 6.7%
Anadarko Petroleum Corp.	27,671	1,577,800
Apache Corp. (a)	28,166	1,369,994
Baker Hughes, Inc. (a)	37,188	2,207,852
Marathon Petroleum Corp.	13,808	703,379
Newfield Exploration Co. *	35,627	1,233,407
Southwestern Energy Co. *(a)	360,735	2,709,120
The Williams Cos., Inc.	61,058	1,870,207
Valero Energy Corp. (a)	37,292	2,409,436
World Fuel Services Corp. (a)	89,274	3,287,961
		17,369,156

Food & Staples Retailing 2.4%
CVS Health Corp.	7,389	609,149
Wal-Mart Stores, Inc. (a)	74,079	5,569,259
		6,178,408

Food, Beverage & Tobacco 4.9%
Bunge Ltd.	11,015	870,515
Dean Foods Co. (a)	111,052	2,192,166
Dr Pepper Snapple Group, Inc. (a)	14,877	1,363,477
Fresh Del Monte Produce, Inc.	11,935	731,616
PepsiCo, Inc. (a)	50,700	5,743,296
Tyson Foods, Inc., Class A	13,996	899,383
Universal Corp.	11,230	824,844
		12,625,297

Health Care Equipment & Services 5.4%
Allscripts Healthcare Solutions, Inc. *	120,814	1,446,144
Becton, Dickinson & Co.	5,285	988,136
Express Scripts Holding Co. *	41,928	2,571,863
Haemonetics Corp. *	11,401	477,474
Halyard Health, Inc. *	11,435	451,682
Hologic, Inc. *(a)	27,581	1,245,282
McKesson Corp.	24,385	3,372,202
Owens & Minor, Inc.	56,009	1,940,712
Zimmer Biomet Holdings, Inc.	11,795	1,411,272
		13,904,767

53
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 1.7%
HRG Group, Inc. *(a)	221,767	4,437,558

Insurance 3.7%
CNA Financial Corp.	29,258	1,324,217
Everest Re Group Ltd.	8,471	2,132,236
Loews Corp.	33,457	1,559,765
The Allstate Corp. (a)	56,954	4,629,791
		9,646,009

Materials 4.4%
Axalta Coating Systems Ltd. *	34,890	1,094,499
Berry Global Group, Inc. *	59,588	2,979,400
Cabot Corp. (a)	9,635	579,931
Freeport-McMoRan, Inc. *	70,274	895,993
Huntsman Corp.	38,366	950,326
Newmont Mining Corp.	19,098	645,703
Owens-Illinois, Inc. *(a)	56,431	1,231,324
Steel Dynamics, Inc. (a)	37,097	1,340,686
Stepan Co.	9,286	787,453
Trinseo S.A. (a)	8,205	544,812
Worthington Industries, Inc.	9,622	418,557
		11,468,684

Media 2.2%
Live Nation Entertainment, Inc. *(a)	145,686	4,685,262
Sinclair Broadcast Group, Inc., Class A	24,944	984,041
		5,669,303

Pharmaceuticals, Biotechnology & Life Sciences 11.4%
AbbVie, Inc. (a)	45,058	2,971,125
Amgen, Inc. (a)	27,822	4,543,889
Biogen, Inc. *(a)	11,992	3,252,350
Celgene Corp. *(a)	32,645	4,049,612
Emergent BioSolutions, Inc. *(a)	76,765	2,296,041
Horizon Pharma plc *	28,759	442,313
INC Research Holdings, Inc., Class A *	24,972	1,123,740
Mallinckrodt plc *	11,696	548,776
Merck & Co., Inc. (a)	44,165	2,752,805
Mylan N.V. *	28,254	1,055,287
PAREXEL International Corp. *	17,866	1,140,387
Pfizer, Inc. (a)	131,725	4,468,112
United Therapeutics Corp. *	5,844	734,591
		29,379,028

Real Estate 4.0%
Alexander's, Inc.	1,369	595,255
Apartment Investment & Management Co., Class A	30,423	1,330,702
Brixmor Property Group, Inc.	19,282	380,820
Outfront Media, Inc.	35,090	917,954
PS Business Parks, Inc.	5,443	661,542
Retail Properties of America, Inc., Class A (a)	262,558	3,502,524
Senior Housing Properties Trust (a)	119,973	2,581,819
Washington Prime Group, Inc.	36,076	317,469
		10,288,085

Retailing 5.8%
Amazon.com, Inc. *(a)	7,831	7,243,597
Best Buy Co., Inc.	11,242	582,448
Burlington Stores, Inc. *	17,556	1,736,639
Security	Number of Shares	Value ($)
Rent-A-Center, Inc. (a)	121,412	1,297,894
Shutterfly, Inc. *(a)	18,347	952,209
The Gap, Inc.	53,284	1,396,041
The TJX Cos., Inc.	21,462	1,687,772
		14,896,600

Semiconductors & Semiconductor Equipment 0.7%
Amkor Technology, Inc. *	49,434	582,333
Applied Materials, Inc.	12,525	508,640
ON Semiconductor Corp. *	42,308	599,927
		1,690,900

Software & Services 11.4%
Activision Blizzard, Inc. (a)	27,794	1,452,236
Alphabet, Inc., Class A *(a)	4,102	3,792,381
Barracuda Networks, Inc. *	47,505	965,777
CA, Inc.	55,504	1,822,196
Cardtronics plc, Class A *(a)	33,000	1,372,140
CDK Global, Inc.	19,887	1,292,854
Citrix Systems, Inc. *	10,868	879,656
CommVault Systems, Inc. *	12,593	635,317
Convergys Corp.	36,474	821,030
Electronic Arts, Inc. *	8,764	831,002
Endurance International Group Holdings, Inc. *	78,017	592,929
First Data Corp., Class A *	75,536	1,179,872
GoDaddy, Inc., Class A *	33,827	1,316,547
Microsoft Corp.	12,952	886,694
Nuance Communications, Inc. *(a)	144,702	2,588,719
Oracle Corp.	22,582	1,015,287
Progress Software Corp.	78,592	2,335,754
Take-Two Interactive Software, Inc. *	31,297	1,967,016
Teradata Corp. *(a)	93,000	2,713,740
Web.com Group, Inc. *	44,592	860,626
		29,321,773

Technology Hardware & Equipment 8.0%
Anixter International, Inc. *	17,259	1,407,471
Apple, Inc. (a)	23,229	3,336,846
Benchmark Electronics, Inc. *(a)	71,780	2,275,426
CommScope Holding Co., Inc. *	36,622	1,539,589
F5 Networks, Inc. *	6,286	811,711
HP, Inc. (a)	117,174	2,205,215
Jabil Circuit, Inc.	16,133	468,180
NCR Corp. *(a)	75,135	3,099,319
NetApp, Inc.	24,554	978,477
Rogers Corp. *	9,802	1,009,018
Seagate Technology plc	18,117	763,269
Tech Data Corp. *	22,545	2,156,429
Xerox Corp.	68,753	494,334
		20,545,284

Telecommunication Services 0.6%
T-Mobile US, Inc. *(a)	6,321	425,214
Telephone & Data Systems, Inc. (a)	40,772	1,119,599
		1,544,813

Transportation 1.0%
Avis Budget Group, Inc. *	35,432	1,080,676
JetBlue Airways Corp. *	38,155	832,924
XPO Logistics, Inc. *	15,204	750,925
		2,664,525

54
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Utilities 1.9%
CenterPoint Energy, Inc.	63,001	1,797,418
FirstEnergy Corp. (a)	83,857	2,510,679
UGI Corp.	13,587	681,524
		4,989,621
Total Common Stock
(Cost $222,344,677)		251,788,991

Other Investment Company 1.6% of net assets

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (b)	4,092,008	4,092,008
Total Other Investment Company
(Cost $4,092,008)		4,092,008

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $226,618,864 and the unrealized appreciation and depreciation were $37,608,332 and ($8,346,197), respectively, with a net unrealized appreciation of $29,262,135.
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	5	595,125	2,967
55
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

In addition to the above, the fund had the following short sale positions at 04/30/17:
Security	Number of Shares	Value ($)
Short Sales (40.7%) of net assets

Automobiles & Components (1.2%)
Dorman Products, Inc. *	24,359	(2,025,451)
Tesla, Inc. *	3,170	(995,602)
		(3,021,053)

Banks (1.4%)
Flagstar Bancorp, Inc. *	33,763	(987,230)
LendingTree, Inc. *	18,650	(2,627,785)
		(3,615,015)

Capital Goods (3.5%)
Air Lease Corp.	27,691	(1,056,135)
Aircastle Ltd.	33,746	(797,081)
Armstrong World Industries, Inc. *	24,076	(1,125,553)
Granite Construction, Inc.	33,390	(1,759,987)
Johnson Controls International plc	30,862	(1,282,933)
Mercury Systems, Inc. *	30,090	(1,124,764)
Proto Labs, Inc. *	22,580	(1,309,640)
Rexnord Corp. *	13,459	(328,400)
Triumph Group, Inc.	7,402	(193,932)
		(8,978,425)

Commercial & Professional Services (1.9%)
Healthcare Services Group, Inc.	28,291	(1,298,840)
Korn/Ferry International	43,382	(1,405,577)
The Advisory Board Co. *	9,604	(490,764)
Verisk Analytics, Inc. *	22,482	(1,861,734)
		(5,056,915)

Consumer Durables & Apparel (1.4%)
G-III Apparel Group Ltd. *	18,532	(439,208)
TRI Pointe Group, Inc. *	196,508	(2,446,525)
Under Armour, Inc., Class A *	31,870	(684,886)
		(3,570,619)

Consumer Services (2.1%)
Caesars Acquisition Co., Class A *	7,123	(124,296)
Chipotle Mexican Grill, Inc. *	1,584	(751,561)
ILG, Inc.	81,154	(1,956,623)
Marriott Vacations Worldwide Corp.	12,259	(1,350,697)
Norwegian Cruise Line Holdings Ltd. *	10,922	(589,023)
Yum! Brands, Inc.	12,224	(803,728)
		(5,575,928)

Diversified Financials (0.9%)
LendingClub Corp. *	380,860	(2,228,031)

Energy (3.6%)
Cheniere Energy, Inc. *	49,384	(2,239,564)
Golar LNG Ltd.	101,320	(2,584,673)
Kosmos Energy Ltd. *	144,283	(867,141)
Matador Resources Co. *	14,765	(320,105)
Oasis Petroleum, Inc. *	16,164	(192,998)
Parsley Energy, Inc., Class A *	16,283	(485,071)
RSP Permian, Inc. *	27,314	(1,039,298)
Security	Number of Shares	Value ($)
SM Energy Co.	31,642	(714,793)
US Silica Holdings, Inc.	20,651	(857,016)
		(9,300,659)

Food & Staples Retailing (0.1%)
Casey's General Stores, Inc.	2,113	(236,804)

Food, Beverage & Tobacco (0.1%)
Cal-Maine Foods, Inc.	5,436	(205,209)

Health Care Equipment & Services (2.2%)
Acadia Healthcare Co., Inc. *	27,641	(1,204,595)
Amedisys, Inc. *	10,860	(588,612)
DENTSPLY SIRONA, Inc.	3,815	(241,261)
DexCom, Inc. *	11,089	(864,498)
Nevro Corp. *	14,104	(1,328,879)
Penumbra, Inc. *	16,172	(1,381,897)
		(5,609,742)

Household & Personal Products (0.9%)
Coty, Inc., Class A	58,740	(1,048,509)
WD-40 Co.	11,747	(1,231,673)
		(2,280,182)

Insurance (0.7%)
Enstar Group Ltd. *	1,185	(230,838)
Mercury General Corp.	10,906	(670,610)
RLI Corp.	7,996	(457,531)
Willis Towers Watson plc	3,078	(408,204)
		(1,767,183)

Materials (4.2%)
Allegheny Technologies, Inc.	15,962	(292,903)
AptarGroup, Inc.	2,488	(199,786)
Balchem Corp.	7,030	(570,555)
Ball Corp.	43,450	(3,340,871)
CF Industries Holdings, Inc.	51,615	(1,380,185)
Compass Minerals International, Inc.	13,165	(868,890)
Ferroglobe plc	67,128	(647,785)
Martin Marietta Materials, Inc.	7,455	(1,641,516)
Southern Copper Corp.	54,924	(1,942,662)
		(10,885,153)

Media (0.6%)
Liberty Broadband Corp., Class A *	16,523	(1,485,913)
Loral Space & Communications, Inc. *	5,400	(207,090)
		(1,693,003)

Pharmaceuticals, Biotechnology & Life Sciences (5.0%)
ACADIA Pharmaceuticals, Inc. *	39,345	(1,350,714)
Accelerate Diagnostics, Inc. *	21,459	(585,831)
Aerie Pharmaceuticals, Inc. *	10,308	(454,067)
Aimmune Therapeutics, Inc. *	8,849	(172,024)
Alnylam Pharmaceuticals, Inc. *	36,980	(1,982,128)
Clovis Oncology, Inc. *	6,390	(369,917)
Dermira, Inc. *	29,946	(1,019,961)
Illumina, Inc. *	4,913	(908,217)
Intercept Pharmaceuticals, Inc. *	15,525	(1,744,234)
Kite Pharma, Inc. *	13,498	(1,107,916)
Prothena Corp. plc *	8,497	(459,943)

56
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sage Therapeutics, Inc. *	4,666	(331,286)
TESARO, Inc. *	3,086	(455,463)
TherapeuticsMD, Inc. *	65,758	(335,366)
Ultragenyx Pharmaceutical, Inc. *	25,514	(1,642,846)
		(12,919,913)

Real Estate (1.9%)
Acadia Realty Trust	68,401	(1,989,101)
Life Storage, Inc.	5,400	(423,306)
Terreno Realty Corp.	41,377	(1,277,722)
Weyerhaeuser Co.	34,101	(1,155,001)
		(4,845,130)

Retailing (1.6%)
CarMax, Inc. *	20,566	(1,203,111)
Five Below, Inc. *	7,880	(387,066)
Ollie's Bargain Outlet Holdings, Inc. *	24,196	(926,707)
RH *	16,263	(780,136)
TripAdvisor, Inc. *	20,312	(914,243)
		(4,211,263)

Semiconductors & Semiconductor Equipment (0.8%)
Cavium, Inc. *	9,874	(679,825)
First Solar, Inc. *	16,079	(475,134)
Inphi Corp. *	3,375	(139,792)
Integrated Device Technology, Inc. *	5,733	(137,535)
Qorvo, Inc. *	9,760	(663,973)
		(2,096,259)

Software & Services (3.1%)
ACI Worldwide, Inc. *	69,957	(1,503,376)
Benefitfocus, Inc. *	10,863	(342,184)
Ellie Mae, Inc. *	5,467	(556,322)
FireEye, Inc. *	36,376	(455,064)
Security	Number of Shares	Value ($)
PTC, Inc. *	10,801	(583,794)
Q2 Holdings, Inc. *	9,000	(343,350)
ServiceNow, Inc. *	2,723	(257,269)
Symantec Corp.	33,989	(1,075,072)
Tableau Software, Inc., Class A *	18,932	(1,016,270)
WEX, Inc. *	7,676	(778,807)
Zillow Group, Inc., Class A *	30,761	(1,183,991)
		(8,095,499)

Technology Hardware & Equipment (3.0%)
Arista Networks, Inc. *	10,739	(1,499,594)
Coherent, Inc. *	3,343	(720,751)
Diebold Nixdorf, Inc.	31,439	(886,580)
Infinera Corp. *	251,611	(2,495,981)
Littelfuse, Inc.	2,905	(447,806)
Universal Display Corp.	14,721	(1,315,321)
ViaSat, Inc. *	5,710	(365,611)
		(7,731,644)

Telecommunication Services (0.2%)
Iridium Communications, Inc. *	44,856	(475,474)

Utilities (0.3%)
American States Water Co.	10,703	(476,498)
New Jersey Resources Corp.	6,369	(256,989)
		(733,487)
Total Short Sales
(Proceeds $101,573,372)		(105,132,590)

End of Short Sale Positions.

*	Non-income producing security

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$251,788,991	$—	$—	$251,788,991
Other Investment Company[1]	4,092,008	—	—	4,092,008
Total	$255,880,999	$—	$—	$255,880,999
Other Financial Instruments
Futures Contracts[2]	$2,967	$—	$—	$2,967
Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($105,132,590)	$—	$—	($105,132,590)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
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Schwab Hedged Equity Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $226,436,685)		$255,880,999
Cash		249,461
Deposits with brokers for short sales and futures contracts		106,296,792
Receivables:
Investments sold		1,628,609
Fund shares sold		2,343,260
Dividends		150,239
Prepaid expenses	+	12,764
Total assets		366,562,124
Liabilities
Securities sold short, at value (proceeds $101,573,372)		105,132,590
Payables:
Investments bought		2,464,162
Investment adviser and administrator fees		219,333
Shareholder service fees		50,005
Independent trustees' fees		270
Fund shares redeemed		526,611
Dividends on short sales		7,117
Variation margin on futures contracts		1,400
Accrued expenses	+	36,530
Total liabilities		108,438,018
Net Assets
Total assets		366,562,124
Total liabilities	–	108,438,018
Net assets		$258,124,106
Net Assets by Source
Capital received from investors		225,154,143
Net investment loss		(635,247)
Net realized capital gains		7,717,147
Net unrealized capital appreciation		25,888,063

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$258,124,106		15,081,343		$17.12

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Schwab Hedged Equity Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends		$1,823,516
Expenses
Investment adviser and administrator fees		1,251,140
Shareholder service fees		262,218
Dividends on short sales		411,389
Stock loan fees on short sales		131,903
Professional fees		18,661
Registration fees		13,264
Portfolio accounting fees		11,091
Transfer agent fees		10,128
Custodian fees		9,742
Shareholder reports		6,426
Independent trustees' fees		4,492
Interest expense		369
Other expenses	+	1,738
Total expenses		2,132,561
Expense reduction by CSIM and its affiliates	–	10,128
Net expenses	–	2,122,433
Net investment loss		(298,917)
Realized and Unrealized Gains (Losses)
Net realized gains on investments		7,959,286
Net realized gains on futures contracts	+	152,860
Net realized gains		8,112,146
Net change in unrealized appreciation (depreciation) on investments		17,816,956
Net change in unrealized appreciation (depreciation) on futures contracts		10,983
Net change in unrealized appreciation (depreciation) on short sales	+	(7,945,528)
Net change in unrealized appreciation (depreciation)	+	9,882,411
Net realized and unrealized gains		17,994,557
Increase in net assets resulting from operations		$17,695,640
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Schwab Hedged Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income (loss)		($298,917)	$444,158
Net realized gains		8,112,146	7,153,419
Net change in unrealized appreciation (depreciation)	+	9,882,411	(1,484,704)
Increase in net assets from operations		17,695,640	6,112,873
Distributions to Shareholders
Distributions from net investment income		—	(1,497,867)
Distributions from net realized gains	+	(6,371,171)	(19,419,333)
Total distributions		($6,371,171)	($20,917,200)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,021,717	$68,204,528	3,865,291	$61,376,265
Shares reinvested		311,206	5,290,506	1,134,070	17,510,038
Shares redeemed	+	(1,835,337)	(31,187,470)	(4,533,468)	(71,119,986)
Net transactions in fund shares		2,497,586	$42,307,564	465,893	$7,766,317
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,583,757	$204,492,073	12,117,864	$211,530,083
Total increase or decrease	+	2,497,586	53,632,033	465,893	(7,038,010)
End of period		15,081,343	$258,124,106	12,583,757	$204,492,073
Distributions in excess of net investment income			($635,247)		($336,330)
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Schwab Health Care Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$21.56	$26.68	$28.19	$24.57	$20.59	$17.29
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.19 [1]	0.14 [1]	0.23	0.22	0.27
Net realized and unrealized gains (losses)	2.67	(1.52)	1.78	5.84	6.26	3.18
Total from investment operations	2.80	(1.33)	1.92	6.07	6.48	3.45
Less distributions:
Distributions from net investment income	(0.20)	(0.16)	(0.21)	(0.19)	(0.33)	(0.15)
Distributions from net realized gains	(0.37)	(3.63)	(3.22)	(2.26)	(2.17)	—
Total distributions	(0.57)	(3.79)	(3.43)	(2.45)	(2.50)	(0.15)
Net asset value at end of period	$23.79	$21.56	$26.68	$28.19	$24.57	$20.59
Total return	13.25% [2]	(5.78%)	7.26%	27.06%	35.46%	20.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.80% [3]	0.80%	0.79%	0.80%	0.82%	0.82%
Gross operating expenses	0.81% [3]	0.80%	0.80%	0.81%	0.83%	0.85%
Net investment income (loss)	1.14% [3]	0.82%	0.52%	0.93%	1.06%	1.44%
Portfolio turnover rate	21% [2]	54%	75%	57%	54%	60%
Net assets, end of period (x 1,000,000)	$839	$853	$1,118	$1,064	$816	$511

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	631,679,528	832,392,123
0.5%	Short-Term Investment	4,534,118	4,534,118
99.7%	Total Investments	636,213,646	836,926,241
0.3%	Other Assets and Liabilities, Net		2,427,210
100.0%	Net Assets		839,353,451

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 0.9%
Health Care Equipment & Services 0.9%
Ansell Ltd.	265,007	4,717,380
Cochlear Ltd.	30,283	3,170,035
		7,887,415

Denmark 4.1%
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Genmab A/S *	38,300	7,620,732
H. Lundbeck A/S	112,006	5,745,349
Novo Nordisk A/S, Class B	532,514	20,734,420
		34,100,501

Finland 1.7%
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Orion Oyj, Class B	250,100	14,333,114

France 0.7%
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	65,565	6,195,485

Hong Kong 0.3%
Health Care Equipment & Services 0.1%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	163,200	431,654
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSPC Pharmaceutical Group Ltd.	1,594,000	2,210,903
		2,642,557

Ireland 1.9%
Health Care Equipment & Services 1.1%
Medtronic plc	112,465	9,344,717
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Allergan plc	28,361	6,916,113
		16,260,830

Italy 1.2%
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Recordati S.p.A.	262,535	9,726,156

Security	Number of Shares	Value ($)
Japan 5.2%
Health Care Equipment & Services 2.0%
Hoya Corp.	340,200	16,259,104
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Astellas Pharma, Inc.	1,270,900	16,759,499
Shionogi & Co., Ltd.	201,100	10,356,217
		27,115,716
		43,374,820

New Zealand 0.1%
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	69,000	477,342

Republic of Korea 0.1%
Health Care Equipment & Services 0.1%
Vieworks Co., Ltd.	18,930	1,095,415

Spain 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	18,200	488,501

Switzerland 6.1%
Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Lonza Group AG *	86,310	17,659,884
Novartis AG	21,092	1,623,769
Roche Holding AG	116,288	30,428,417
Tecan Group AG	7,657	1,306,723
		51,018,793

United Kingdom 3.8%
Pharmaceuticals, Biotechnology & Life Sciences 3.8%
GlaxoSmithKline plc	1,289,898	25,962,866
Indivior plc	1,321,707	5,736,864
		31,699,730

United States 73.0%
Health Care Equipment & Services 26.3%
Abbott Laboratories	188,000	8,204,320
Allscripts Healthcare Solutions, Inc. *	459,400	5,499,018
AngioDynamics, Inc. *	78,500	1,218,320
Anthem, Inc.	11,600	2,063,524
Becton, Dickinson & Co.	86,700	16,210,299
Boston Scientific Corp. *	598,900	15,798,982
Cardiovascular Systems, Inc. *	36,400	1,087,268
Centene Corp. *	84,200	6,264,480
Cigna Corp.	50,200	7,849,774
Community Health Systems, Inc. *	374,950	3,228,320
Express Scripts Holding Co. *	321,860	19,742,892
Haemonetics Corp. *	187,928	7,870,425
Halyard Health, Inc. *	354,100	13,986,950
HCA Holdings, Inc. *	18,600	1,566,306
Hill-Rom Holdings, Inc.	203,300	15,377,612
HMS Holdings Corp. *	30,600	626,382

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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hologic, Inc. *	144,216	6,511,352
IDEXX Laboratories, Inc. *	28,100	4,713,213
Magellan Health, Inc. *	36,500	2,511,200
Masimo Corp. *	94,000	9,657,560
McKesson Corp.	76,500	10,579,185
Meridian Bioscience, Inc.	140,800	2,083,840
Natus Medical, Inc. *	26,700	934,500
Quality Systems, Inc. *	372,100	5,306,146
Teleflex, Inc.	4,443	919,212
UnitedHealth Group, Inc.	199,791	34,939,450
WellCare Health Plans, Inc. *	80,276	12,315,141
Zimmer Biomet Holdings, Inc.	33,700	4,032,205
		221,097,876
Pharmaceuticals, Biotechnology & Life Sciences 46.7%
AbbVie, Inc.	146,326	9,648,736
Acorda Therapeutics, Inc. *	48,242	779,108
Agilent Technologies, Inc.	275,100	15,144,255
Alexion Pharmaceuticals, Inc. *	24,000	3,066,720
Alkermes plc *	19,100	1,112,575
AMAG Pharmaceuticals, Inc. *	160,500	3,916,200
Amgen, Inc.	259,611	42,399,669
Biogen, Inc. *	92,664	25,131,403
Bristol-Myers Squibb Co.	46,134	2,585,811
Celgene Corp. *	291,206	36,124,104
Eli Lilly & Co.	131,362	10,779,566
Emergent BioSolutions, Inc. *	249,700	7,468,527
Exelixis, Inc. *	169,475	3,796,240
Genomic Health, Inc. *	282,383	9,279,105
Gilead Sciences, Inc.	342,635	23,487,629
Horizon Pharma plc *	100,800	1,550,304
Johnson & Johnson	509,002	62,846,477
Luminex Corp.	39,000	734,370
Merck & Co., Inc.	644,165	40,150,805
Mylan N.V. *	49,100	1,833,885
Pacira Pharmaceuticals, Inc. *	8,700	422,385
PAREXEL International Corp. *	74,400	4,748,952
Pfizer, Inc.	1,477,100	50,103,232
Phibro Animal Health Corp., Class A	9,500	282,625
Prestige Brands Holdings, Inc. *	209,283	12,014,937
SciClone Pharmaceuticals, Inc. *	13,763	132,813
Thermo Fisher Scientific, Inc.	131,150	21,683,030
Vanda Pharmaceuticals, Inc. *	50,500	770,125
		391,993,588
		613,091,464
Total Common Stock
(Cost $631,679,528)		832,392,123
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Australia & New Zealand Banking Group Ltd.
U.S. Dollar
0.42%, 05/01/17 (a)	4,534,118	4,534,118
Total Short-Term Investment
(Cost $4,534,118)		4,534,118

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $636,470,654 and the unrealized appreciation and depreciation were $221,814,590 and ($21,359,003), respectively, with a net unrealized appreciation of $200,455,587.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $193,313,673 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	20	2,380,500	11,870

64
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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$639,078,450	$—	$—	$639,078,450
Australia [1]	—	7,887,415	—	7,887,415
Denmark [1]	—	34,100,501	—	34,100,501
Finland [1]	—	14,333,114	—	14,333,114
France [1]	—	6,195,485	—	6,195,485
Hong Kong[1]	—	2,642,557	—	2,642,557
Japan [1]	—	43,374,820	—	43,374,820
New Zealand[1]	—	477,342	—	477,342
Republic of Korea[1]	—	1,095,415	—	1,095,415
Spain [1]	—	488,501	—	488,501
Switzerland [1]	—	51,018,793	—	51,018,793
United Kingdom[1]	—	31,699,730	—	31,699,730
Short-Term Investment[1]	—	4,534,118	—	4,534,118
Total	$639,078,450	$197,847,791	$—	$836,926,241
Other Financial Instruments
Futures Contracts[2]	$11,870	$—	$—	$11,870
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $11,337,985 from Level 2 to Level 1 for the period ended April 30, 2017. The transfers between Level 2 and Level 1 were primarily due to the use of international fair valuation by the fund. There were no transfers from Level 1 to Level 2 and no transfers in or out of Level 3 during the period.
65
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Schwab Health Care Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $636,213,646)		$836,926,241
Deposit with broker for futures contracts		150,000
Receivables:
Investments sold		7,008,729
Foreign tax reclaims		1,251,760
Dividends		708,575
Fund shares sold		407,098
Interest		159
Prepaid expenses	+	22,540
Total assets		846,475,102
Liabilities
Payables:
Investments bought		6,073,046
Investment adviser and administrator fees		362,062
Shareholder service fees		99,674
Independent trustees' fees		585
Fund shares redeemed		490,004
Variation margin on futures contracts		5,600
Due to custodian		16
Accrued expenses	+	90,664
Total liabilities		7,121,651
Net Assets
Total assets		846,475,102
Total liabilities	–	7,121,651
Net assets		$839,353,451
Net Assets by Source
Capital received from investors		612,186,062
Net investment income not yet distributed		3,671,009
Net realized capital gains		22,840,132
Net unrealized capital appreciation		200,656,248

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$839,353,451		35,284,170		$23.79

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Schwab Health Care Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $363,046)		$8,021,556
Interest		4,361
Securities on loan, net	+	33,410
Total investment income		8,059,327
Expenses
Investment adviser and administrator fees		2,201,472
Shareholder service fees		990,231
Custodian fees		36,793
Shareholder reports		31,925
Portfolio accounting fees		27,833
Transfer agent fees		22,346
Professional fees		16,619
Registration fees		14,766
Independent trustees' fees		6,639
Interest expense		3,627
Other expenses	+	11,271
Total expenses		3,363,522
Expense reduction by CSIM and its affiliates	–	22,346
Net expenses	–	3,341,176
Net investment income		4,718,151
Realized and Unrealized Gains (Losses)
Net realized gains on investments		23,640,705
Net realized gains on futures contracts		36,262
Net realized losses on foreign currency transactions	+	(89,235)
Net realized gains		23,587,732
Net change in unrealized appreciation (depreciation) on investments		75,440,091
Net change in unrealized appreciation (depreciation) on futures contracts		11,870
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1,833
Net change in unrealized appreciation (depreciation)	+	75,453,794
Net realized and unrealized gains		99,041,526
Increase in net assets resulting from operations		$103,759,677
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Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$4,718,151	$8,080,909
Net realized gains		23,587,732	13,851,929
Net change in unrealized appreciation (depreciation)	+	75,453,794	(78,198,470)
Increase (decrease) in net assets from operations		103,759,677	(56,265,632)
Distributions to Shareholders
Distributions from net investment income		(7,795,978)	(6,691,995)
Distributions from net realized gains	+	(13,907,780)	(149,840,338)
Total distributions		($21,703,758)	($156,532,333)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,457,729	$32,958,886	2,833,641	$64,956,918
Shares reinvested		885,124	19,145,216	6,099,701	139,195,182
Shares redeemed	+	(6,619,078)	(147,730,310)	(11,272,005)	(256,438,361)
Net transactions in fund shares		(4,276,225)	($95,626,208)	(2,338,663)	($52,286,261)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,560,395	$852,923,740	41,899,058	$1,118,007,966
Total decrease	+	(4,276,225)	(13,570,289)	(2,338,663)	(265,084,226)
End of period		35,284,170	$839,353,451	39,560,395	$852,923,740
Net investment income not yet distributed			$3,671,009		$6,748,836
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Schwab International Core Equity Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$9.20	$9.62	$9.77	$9.82	$7.90	$7.32
Income (loss) from investment operations:
Net investment income (loss)	0.09 [1]	0.22 [1]	0.19 [1]	0.29 [1]	0.20	0.16
Net realized and unrealized gains (losses)	1.26	(0.45)	(0.01)	(0.08)	1.93	0.62
Total from investment operations	1.35	(0.23)	0.18	0.21	2.13	0.78
Less distributions:
Distributions from net investment income	(0.23)	(0.19)	(0.15)	(0.26)	(0.21)	(0.20)
Distributions from net realized gains	—	—	(0.18)	—	—	—
Total distributions	(0.23)	(0.19)	(0.33)	(0.26)	(0.21)	(0.20)
Net asset value at end of period	$10.32	$9.20	$9.62	$9.77	$9.82	$7.90
Total return	14.99% [2]	(2.41%)	2.05%	2.20%	27.70%	11.17%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86% [3]	0.86%	0.86%	0.86%	0.86%	0.86%
Gross operating expenses	0.90% [3]	0.91%	0.92%	0.98%	1.10%	1.16%
Net investment income (loss)	1.96% [3]	2.40%	2.02%	2.95%	2.40%	2.45%
Portfolio turnover rate	40% [2]	90%	87%	90%	75%	112%
Net assets, end of period (x 1,000,000)	$900	$772	$679	$423	$147	$78

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
69
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.5%	Common Stock	778,968,275	878,246,361
3.3%	Other Investment Company	29,353,775	29,353,775
100.8%	Total Investments	808,322,050	907,600,136
(0.8%)	Other Assets and Liabilities, Net		(7,245,637)
100.0%	Net Assets		900,354,499

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets

Australia 5.0%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.	122,851	3,007,267
National Australia Bank Ltd.	577,183	14,650,138
		17,657,405
Consumer Services 1.0%
Aristocrat Leisure Ltd.	647,360	9,513,387
Energy 0.4%
Beach Energy Ltd.	927,320	509,157
Caltex Australia Ltd.	133,700	2,984,354
		3,493,511
Food & Staples Retailing 0.3%
Metcash Ltd. *	1,532,293	2,466,872
Health Care Equipment & Services 0.1%
Cochlear Ltd.	10,678	1,117,777
Materials 0.1%
CSR Ltd.	251,696	922,942
Fortescue Metals Group Ltd.	20,825	82,543
Mineral Resources Ltd.	2,964	23,705
		1,029,190
Transportation 0.9%
Qantas Airways Ltd.	2,546,164	8,071,001
Utilities 0.2%
AGL Energy Ltd.	95,000	1,901,979
		45,251,122

Austria 0.7%
Banks 0.2%
Raiffeisen Bank International AG *	63,000	1,436,162
Materials 0.4%
Lenzing AG	20,750	3,869,628
Real Estate 0.1%
CA Immobilien Anlagen AG *	48,354	1,058,925
		6,364,715

Belgium 1.4%
Materials 0.2%
Bekaert N.V.	38,380	1,931,842
Security	Number of Shares	Value ($)
Transportation 1.2%
bpost S.A.	435,854	10,446,516
		12,378,358

Brazil 0.5%
Consumer Durables & Apparel 0.5%
MRV Engenharia e Participacoes S.A.	930,400	4,672,446

Canada 0.4%
Diversified Financials 0.1%
TMX Group Ltd.	9,400	531,063
Energy 0.2%
Enerflex Ltd.	60,429	851,730
Inter Pipeline Ltd.	43,900	894,369
		1,746,099
Food, Beverage & Tobacco 0.1%
Maple Leaf Foods, Inc.	63,079	1,578,997
		3,856,159

China 0.5%
Banks 0.2%
Industrial & Commercial Bank of China Ltd., Class H	3,535,000	2,304,345
Real Estate 0.3%
Longfor Properties Co., Ltd.	1,373,000	2,375,739
		4,680,084

Denmark 3.2%
Capital Goods 0.7%
Vestas Wind Systems A/S	67,111	5,774,669
Consumer Durables & Apparel 0.1%
Pandora A/S	10,947	1,182,606
Insurance 0.1%
Topdanmark A/S *	45,707	1,251,407
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
H. Lundbeck A/S	68,258	3,501,295
Novo Nordisk A/S, Class B	284,057	11,060,286
		14,561,581
Software & Services 0.1%
SimCorp A/S	6,132	384,448
Transportation 0.6%
Dfds A/S	94,214	5,617,630
		28,772,341

Finland 0.5%
Energy 0.5%
Neste Oyj	121,174	4,937,742

70
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
France 8.6%
Automobiles & Components 0.1%
Compagnie Generale des Etablissements Michelin	4,058	530,791
Banks 2.2%
BNP Paribas S.A.	67,650	4,774,547
Credit Agricole S.A.	985,921	14,664,423
Societe Generale S.A.	15,625	856,760
		20,295,730
Capital Goods 1.0%
Eiffage S.A.	33,237	2,815,336
Thales S.A.	56,044	5,890,583
		8,705,919
Consumer Durables & Apparel 0.3%
Hermes International	5,565	2,660,458
Energy 0.2%
Gaztransport Et Technigaz S.A.	52,836	1,972,171
Household & Personal Products 1.6%
L'Oreal S.A.	72,067	14,352,112
Media 0.2%
Metropole Television S.A.	71,810	1,634,707
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Ipsen S.A.	41,875	4,875,212
Sanofi	188,824	17,842,694
		22,717,906
Real Estate 0.1%
ICADE	10,647	790,620
Software & Services 0.3%
Atos SE	25,000	3,274,631
Technology Hardware & Equipment 0.1%
Neopost S.A.	22,599	916,413
		77,851,458

Germany 7.4%
Automobiles & Components 0.7%
Continental AG	27,763	6,218,836
Banks 1.3%
Aareal Bank AG	292,019	11,745,243
Capital Goods 0.8%
HOCHTIEF AG	38,056	6,853,615
Consumer Durables & Apparel 0.3%
Hugo Boss AG	41,790	3,177,849
Household & Personal Products 0.3%
Beiersdorf AG	30,658	3,048,977
Insurance 0.4%
Allianz SE	17,487	3,329,133
Materials 2.3%
BASF SE	77,668	7,566,334
Covestro AG	172,407	13,435,909
		21,002,243
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG	17,347	2,146,397
Evotec AG *	102,849	1,201,036
		3,347,433
Software & Services 0.4%
SAP SE	19,326	1,935,807
Software AG	30,000	1,319,946
		3,255,753
Telecommunication Services 0.3%
Deutsche Telekom AG	153,000	2,683,741
Security	Number of Shares	Value ($)
Utilities 0.2%
E.ON SE	222,212	1,732,228
		66,395,051

Hong Kong 4.5%
Capital Goods 0.4%
Shanghai Industrial Holdings Ltd.	1,188,000	3,758,411
Energy 0.9%
China Petroleum & Chemical Corp., Class H	6,114,000	4,964,895
China Shenhua Energy Co., Ltd., Class H	1,167,000	2,716,545
		7,681,440
Food, Beverage & Tobacco 0.4%
WH Group Ltd.	4,343,500	3,875,066
Insurance 0.3%
Ping An Insurance Group Co. of China Ltd., Class H	467,500	2,628,403
Materials 1.0%
Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,795,000	9,384,800
Real Estate 0.4%
Shenzhen Investment Ltd.	2,156,000	977,041
Yuexiu Property Co., Ltd.	15,280,000	2,590,213
		3,567,254
Software & Services 0.3%
Tencent Holdings Ltd.	81,629	2,557,708
Technology Hardware & Equipment 0.7%
Kingboard Chemical Holdings Ltd.	1,652,500	5,951,569
Transportation 0.1%
Shenzhen Expressway Co., Ltd., Class H	468,000	426,229
Zhejiang Expressway Co., Ltd., Class H	550,000	684,191
		1,110,420
		40,515,071

Israel 0.2%
Food & Staples Retailing 0.1%
Shufersal Ltd.	141,868	699,195
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	933,981	1,569,206
		2,268,401

Italy 1.2%
Consumer Durables & Apparel 0.2%
Moncler S.p.A.	76,191	1,879,251
Diversified Financials 0.1%
Banca IFIS S.p.A.	22,011	949,472
Energy 0.4%
Saras S.p.A.	1,758,793	3,674,446
Insurance 0.1%
Assicurazioni Generali S.p.A.	52,780	836,036
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Recordati S.p.A.	89,245	3,306,267
		10,645,472

Japan 22.2%
Automobiles & Components 1.6%
Bridgestone Corp.	25,500	1,063,637
Subaru Corp.	209,390	7,938,411

71
Schwab Active Equity Funds  |  Semiannual Report
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Suzuki Motor Corp.	106,900	4,468,734
Toyota Boshoku Corp.	52,500	1,110,883
		14,581,665
Banks 2.4%
Aozora Bank Ltd.	1,411,500	5,143,098
Mitsubishi UFJ Financial Group, Inc.	1,026,900	6,507,048
Mizuho Financial Group, Inc.	2,264,200	4,138,797
Resona Holdings, Inc.	303,400	1,686,658
Sumitomo Mitsui Financial Group, Inc.	111,400	4,136,350
		21,611,951
Capital Goods 2.2%
Hazama Ando Corp.	562,900	4,008,788
ITOCHU Corp.	222,700	3,151,198
Kanamoto Co., Ltd.	19,200	520,573
Nissin Electric Co., Ltd.	109,000	1,288,489
Penta-Ocean Construction Co., Ltd.	175,000	886,568
TOKAI Holdings Corp.	574,100	4,420,315
Tokyu Construction Co., Ltd.	466,000	3,800,847
Toshiba Plant Systems & Services Corp.	114,000	1,854,732
		19,931,510
Consumer Durables & Apparel 1.1%
Bandai Namco Holdings, Inc.	207,800	6,522,133
Sega Sammy Holdings, Inc.	287,200	3,856,086
		10,378,219
Consumer Services 0.2%
Round One Corp.	201,200	1,718,354
Diversified Financials 1.3%
Japan Securities Finance Co., Ltd.	541,200	2,847,651
Mitsubishi UFJ Lease & Finance Co., Ltd.	765,300	3,999,356
ORIX Corp.	300,500	4,592,459
		11,439,466
Food, Beverage & Tobacco 0.5%
Kirin Holdings Co., Ltd.	207,000	4,029,820
Morinaga & Co., Ltd.	12,000	567,067
		4,596,887
Health Care Equipment & Services 0.8%
Hoya Corp.	120,800	5,773,368
Miraca Holdings, Inc.	26,600	1,226,423
		6,999,791
Household & Personal Products 0.2%
Dr. Ci:Labo Co., Ltd.	68,038	1,998,273
Materials 2.2%
Sanyo Special Steel Co., Ltd.	361,000	1,986,127
Tokuyama Corp. *	1,232,000	6,065,166
Tokyo Steel Manufacturing Co., Ltd.	598,400	4,458,741
Tosoh Corp.	760,000	7,142,935
		19,652,969
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Astellas Pharma, Inc.	823,000	10,852,992
Shionogi & Co., Ltd.	108,700	5,597,816
Sumitomo Dainippon Pharma Co., Ltd.	82,200	1,349,983
		17,800,791
Real Estate 0.5%
Daiwa House Industry Co., Ltd.	25,000	743,224
Kenedix Office Investment Corp.	639	3,620,507
		4,363,731
Retailing 1.2%
Adastria Co., Ltd.	117,950	2,929,418
Geo Holdings Corp.	340,525	3,761,519
Security	Number of Shares	Value ($)
PALTAC Corp.	24,600	726,130
T-Gaia Corp.	206,100	3,556,239
		10,973,306
Semiconductors & Semiconductor Equipment 1.1%
Nuflare Technology, Inc.	12,616	669,198
SCREEN Holdings Co., Ltd.	39,000	2,832,814
Tokyo Electron Ltd.	30,000	3,641,807
Ulvac, Inc.	59,832	2,808,991
		9,952,810
Software & Services 1.3%
Fujitsu Ltd.	132,700	828,355
Mixi, Inc.	189,400	10,506,813
		11,335,168
Technology Hardware & Equipment 1.2%
Elecom Co., Ltd.	179,600	3,713,072
Hitachi High-Technologies Corp.	167,900	6,702,418
		10,415,490
Telecommunication Services 0.9%
Nippon Telegraph & Telephone Corp.	74,000	3,171,317
NTT DOCOMO, Inc.	72,497	1,754,215
SoftBank Group Corp.	45,100	3,420,955
		8,346,487
Transportation 1.5%
Central Japan Railway Co.	18,145	3,043,072
Japan Airlines Co., Ltd.	340,700	10,759,779
		13,802,851
		199,899,719

Netherlands 2.5%
Commercial & Professional Services 0.2%
RELX N.V.	97,473	1,883,544
Household & Personal Products 0.9%
Unilever N.V. CVA	145,131	7,602,751
Materials 0.2%
Corbion N.V.	55,952	1,736,433
Semiconductors & Semiconductor Equipment 0.5%
BE Semiconductor Industries N.V.	84,180	4,400,826
Telecommunication Services 0.4%
Koninklijke KPN N.V.	1,298,093	3,752,808
Transportation 0.3%
PostNL N.V.	576,859	2,858,283
		22,234,645

Norway 0.5%
Energy 0.3%
Subsea 7 S.A.	139,426	2,297,690
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	112,731	906,715
Materials 0.1%
Borregaard A.S.A.	114,593	1,287,387
		4,491,792

Republic of Korea 1.5%
Capital Goods 0.2%
Hyundai Development Co-Engineering & Construction	33,130	1,300,337
Food, Beverage & Tobacco 0.2%
KT&G Corp.	23,662	2,110,147

72
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 1.1%
Samsung Electronics Co., Ltd.	5,223	10,239,312
		13,649,796

Singapore 2.2%
Banks 0.4%
DBS Group Holdings Ltd.	256,000	3,535,463
Capital Goods 0.1%
United Engineers Ltd.	584,800	1,204,217
Real Estate 1.7%
CapitaLand Ltd.	4,531,000	12,174,537
Yanlord Land Group Ltd.	1,926,000	2,570,941
		14,745,478
		19,485,158

South Africa 1.0%
Diversified Financials 0.1%
Investec Ltd.	86,292	647,507
Materials 0.9%
Mondi Ltd.	316,197	8,198,420
		8,845,927

Spain 3.8%
Banks 0.2%
Banco Santander S.A.	296,161	1,930,058
Capital Goods 1.8%
ACS Actividades de Construccion y Servicios S.A.	433,963	16,078,571
Food & Staples Retailing 0.6%
Distribuidora Internacional de Alimentacion S.A.	966,801	5,748,401
Media 0.6%
Mediaset Espana Comunicacion S.A.	373,731	5,148,725
Software & Services 0.1%
Amadeus IT Group S.A.	17,239	930,376
Telecommunication Services 0.5%
Telefonica S.A.	393,388	4,350,850
		34,186,981

Sweden 2.7%
Banks 0.1%
Nordea Bank AB	86,956	1,069,456
Commercial & Professional Services 0.4%
Intrum Justitia AB	83,214	3,305,611
Consumer Durables & Apparel 1.7%
Electrolux AB, B Shares	171,800	5,098,521
JM AB	293,285	10,318,851
		15,417,372
Diversified Financials 0.1%
LE Lundbergfortagen AB, B Shares	10,761	779,157
Household & Personal Products 0.1%
Oriflame Holding AG *	29,448	1,206,872
Real Estate 0.3%
Hemfosa Fastigheter AB	272,296	2,522,913
		24,301,381

Switzerland 9.5%
Capital Goods 0.2%
Schindler Holding AG	10,624	2,170,919
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.5%
Forbo Holding AG	3,029	4,968,675
Diversified Financials 2.6%
Cembra Money Bank AG	139,854	11,931,290
Julius Baer Group Ltd. *	52,929	2,760,071
Pargesa Holding S.A.	60,313	4,509,509
UBS Group AG	253,107	4,320,748
		23,521,618
Food, Beverage & Tobacco 1.8%
Nestle S.A.	211,012	16,252,242
Insurance 1.6%
Swiss Life Holding AG *	42,956	13,979,509
Materials 0.4%
Sika AG	499	3,184,799
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Lonza Group AG *	11,259	2,303,703
Roche Holding AG	62,444	16,339,365
		18,643,068
Telecommunication Services 0.3%
Swisscom AG	5,660	2,468,226
		85,189,056

United Kingdom 17.5%
Banks 2.5%
HSBC Holdings plc	1,257,732	10,371,657
The Paragon Group of Cos. plc	1,994,583	12,074,729
		22,446,386
Capital Goods 1.7%
QinetiQ Group plc	2,993,618	11,392,100
Spirax-Sarco Engineering plc	61,815	4,162,326
		15,554,426
Consumer Services 1.6%
Carnival plc	229,566	14,148,704
Energy 2.5%
BP plc	2,454,748	14,052,471
Royal Dutch Shell plc, B Shares	325,767	8,667,669
		22,720,140
Food, Beverage & Tobacco 1.3%
Diageo plc	53,100	1,545,590
Imperial Brands plc	201,315	9,859,063
		11,404,653
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	35,832	3,301,469
Insurance 1.5%
Legal & General Group plc	600,000	1,912,244
Old Mutual plc	4,628,829	11,625,700
		13,537,944
Materials 0.2%
Centamin plc	723,965	1,658,712
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
GlaxoSmithKline plc	1,089,568	21,930,655
Indivior plc	245,052	1,063,647
		22,994,302
Real Estate 0.2%
Grainger plc	539,473	1,746,114
Retailing 0.7%
JD Sports Fashion plc	1,120,175	6,459,373
Software & Services 0.5%
Moneysupermarket.com Group plc	1,096,058	4,910,088

73
Schwab Active Equity Funds  |  Semiannual Report
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.4%
Electrocomponents plc	604,793	4,064,952
Utilities 1.4%
Centrica plc	4,849,356	12,426,223
		157,373,486
Total Common Stock
(Cost $778,968,275)		878,246,361

Other Investment Company 3.3% of net assets

Money Market Fund 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (a)	29,353,775	29,353,775
Total Other Investment Company
(Cost $29,353,775)		29,353,775

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $810,316,471 and the unrealized appreciation and depreciation were $110,424,349 and ($13,140,684), respectively, with a net unrealized appreciation of $97,283,665.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $842,119,470 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	145	13,222,550	383,141

74
Schwab Active Equity Funds  |  Semiannual Report
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$542,655,344	$—	$542,655,344
Austria [1]	—	2,495,087	—	2,495,087
Materials	3,869,628	—	—	3,869,628
Brazil [1]	4,672,446	—	—	4,672,446
Canada [1]	3,856,159	—	—	3,856,159
Denmark [1]	—	28,387,893	—	28,387,893
Software & Services	384,448	—	—	384,448
France [1]	—	77,060,838	—	77,060,838
Real Estate	790,620	—	—	790,620
Israel [1]	—	1,569,206	—	1,569,206
Food & Staples Retailing	699,195	—	—	699,195
Italy [1]	—	6,389,733	—	6,389,733
Diversified Financials	949,472	—	—	949,472
Pharmaceuticals, Biotechnology & Life Sciences	3,306,267	—	—	3,306,267
Singapore [1]	—	4,739,680	—	4,739,680
Real Estate	2,570,941	12,174,537	—	14,745,478
Sweden [1]	—	23,094,509	—	23,094,509
Household & Personal Products	1,206,872	—	—	1,206,872
United Kingdom[1]	—	133,180,986	—	133,180,986
Banks	12,074,729	10,371,657	—	22,446,386
Real Estate	1,746,114	—	—	1,746,114
Other Investment Company[1]	29,353,775	—	—	29,353,775
Total	$65,480,666	$842,119,470	$—	$907,600,136
Other Financial Instruments
Futures Contracts[2]	$383,141	$—	$—	$383,141
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $7,402,316 from Level 2 to Level 1 for the period ended April 30, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund.
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See financial notes

Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $808,322,050)		$907,600,136
Foreign currency, at value (cost $674,498)		677,249
Deposit with broker for futures contracts		966,000
Receivables:
Investments sold		19,324,578
Dividends		4,357,442
Fund shares sold		3,177,379
Foreign tax reclaims		1,157,064
Prepaid expenses	+	25,402
Total assets		937,285,250
Liabilities
Payables:
Investments bought		29,196,711
Investment adviser and administrator fees		391,279
Shareholder service fees		153,728
Independent trustees' fees		280
Fund shares redeemed		7,053,083
Variation margin on futures contracts		30,202
Accrued expenses	+	105,468
Total liabilities		36,930,751
Net Assets
Total assets		937,285,250
Total liabilities	–	36,930,751
Net assets		$900,354,499
Net Assets by Source
Capital received from investors		833,269,707
Net investment income not yet distributed		5,903,132
Net realized capital losses		(38,455,682)
Net unrealized capital appreciation		99,637,342

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$900,354,499		87,213,329		$10.32

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Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,052,966)		$11,081,604
Expenses
Investment adviser and administrator fees		2,282,701
Shareholder service fees		954,367
Custodian fees		149,564
Portfolio accounting fees		37,445
Registration fees		27,774
Professional fees		22,844
Shareholder reports		22,366
Transfer agent fees		13,450
Independent trustees' fees		6,125
Interest expense		1,697
Other expenses	+	9,626
Total expenses		3,527,959
Expense reduction by CSIM and its affiliates	–	141,567
Net expenses	–	3,386,392
Net investment income		7,695,212
Realized and Unrealized Gains (Losses)
Net realized gains on investments		20,798,856
Net realized gains on futures contracts		192,220
Net realized losses on foreign currency transactions	+	(229,026)
Net realized gains		20,762,050
Net change in unrealized appreciation (depreciation) on investments		84,332,663
Net change in unrealized appreciation (depreciation) on futures contracts		446,510
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	56,445
Net change in unrealized appreciation (depreciation)	+	84,835,618
Net realized and unrealized gains		105,597,668
Increase in net assets resulting from operations		$113,292,880
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Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$7,695,212	$17,231,802
Net realized gains (losses)		20,762,050	(42,955,497)
Net change in unrealized appreciation (depreciation)	+	84,835,618	10,627,127
Increase (decrease) in net assets from operations		113,292,880	(15,096,568)
Distributions to Shareholders
Distributions from net investment income		($18,825,782)	($13,757,023)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,889,724	$152,739,914	32,702,600	$293,413,982
Shares reinvested		1,739,337	15,723,609	1,360,473	12,393,908
Shares redeemed	+	(14,275,708)	(134,353,450)	(20,795,558)	(184,509,327)
Net transactions in fund shares		3,353,353	$34,110,073	13,267,515	$121,298,563
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		83,859,976	$771,777,328	70,592,461	$679,332,356
Total increase	+	3,353,353	128,577,171	13,267,515	92,444,972
End of period		87,213,329	$900,354,499	83,859,976	$771,777,328
Net investment income not yet distributed			$5,903,132		$17,033,702
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Schwab Active Equity Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Core Equity Fund	Schwab Target 2045 Fund
Schwab Dividend Equity Fund	Schwab Target 2050 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2055 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2060 Fund
Schwab Hedged Equity Fund	Schwab Fundamental US Large Company Index Fund
Schwab Health Care Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Core Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab ® S&P 500 Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental Global Real Estate Index Fund
Schwab International Index Fund®	Schwab Target 2010 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2015 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2030 Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2035 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2040 Index Fund
Schwab Balanced Fund™	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Target 2035 Fund	Schwab® Monthly Income Fund - Maximum Payout
Schwab Target 2040 Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2017, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2017, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When a fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on a fund’s records and presented in the Statement of Operations. A fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2017, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Management Risk. The funds' investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund's investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Short Sales Risk. To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. The price of a borrowed security in a short sale transaction may be more or less than the price at which the security was sold
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
by the fund. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price and could result in a loss to the fund.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab International Core Equity Fund
Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

% of Average Daily Net Assets	Schwab Health Care Fund
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended April 30, 2017, the aggregate advisory fee paid to CSIM by the Schwab Health Care Fund was 0.53%, as a percentage of the fund's average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
0.75%	0.89%	0.99%	1.12%	1.33%*	0.82%	0.86%
*	Excludes dividends and stock loan fees paid on securities sold short.
Investments from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of April 30, 2017, as applicable:
	Underlying Funds
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Small-Cap Equity Fund	Schwab International Core Equity Fund
Schwab Balanced Fund	4.9%	—%	—%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.2%	—%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.3%	—%	—%
Schwab Monthly Income Fund - Moderate Payout	—%	0.9%	—%	—%
Schwab Target 2010 Fund	0.2%	0.0%*	0.1%	0.2%
Schwab Target 2015 Fund	0.3%	0.0%*	0.2%	0.4%
Schwab Target 2020 Fund	2.0%	0.1%	1.8%	3.0%
Schwab Target 2025 Fund	2.3%	0.2%	2.0%	3.2%
Schwab Target 2030 Fund	4.8%	0.9%	4.7%	7.0%
Schwab Target 2035 Fund	2.3%	0.6%	2.5%	3.5%
Schwab Target 2040 Fund	5.7%	1.7%	6.8%	8.8%
Schwab Target 2045 Fund	0.7%	0.2%	0.9%	1.0%
Schwab Target 2050 Fund	0.6%	0.2%	0.8%	0.9%
Schwab Target 2055 Fund	0.3%	0.1%	0.5%	0.5%
Schwab Target 2060 Fund	0.0%*	0.0%*	0.0%*	0.0%*
*	Less than 0.05%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Core Equity Fund	$885,771,526	$1,058,623,282
Schwab Dividend Equity Fund	562,025,892	834,645,227
Schwab Large-Cap Growth Fund	83,132,553	98,707,408
Schwab Small-Cap Equity Fund	311,450,205	352,972,457
Schwab Hedged Equity Fund*	211,191,601	203,782,754
Schwab Health Care Fund	177,466,125	295,294,926
Schwab International Core Equity Fund	327,805,417	314,014,069
*	Including securities sold short.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2017 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2017, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab Core Equity Fund	$908,614	9
Schwab Dividend Equity Fund	681,461	6
Schwab Large-Cap Growth Fund	60,574	1
Schwab Small-Cap Equity Fund	2,669,488	36
Schwab Hedged Equity Fund	1,132,875	10
Schwab Health Care Fund	1,183,414	10
Schwab International Core Equity Fund	6,037,893	69

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the funds no longer charge redemption fees. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/16-4/30/17)	Prior Period (11/1/15-10/31/16)
Schwab Core Equity Fund	$1,679	$21,676
Schwab Dividend Equity Fund	11,570	10,131
Schwab Large-Cap Growth Fund	2,514	590
Schwab Small-Cap Equity Fund	4,073	4,174
Schwab Hedged Equity Fund	9,890	4,852
Schwab Health Care Fund	8,925	28,881
Schwab International Core Equity Fund	3,125	20,115

10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
October 31, 2017	$1,636,581	$—	$—	$—	$—
No expiration*	—	9,117,909	—	5,776,732	—
Total	$1,636,581	$9,117,909	$—	$5,776,732	$—

Expiration Date	Schwab Health Care Fund	Schwab International Core Equity Fund
October 31, 2017	$—	$7,906,336
No expiration*	—	49,872,747
Total	$—	$57,779,083
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
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Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the funds did not incur any interest or penalties.

11. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced Index  An internally calculated index, comprised of the S&P 500 Index from inception of the Schwab Dividend Equity Fund until the close of business on February 27, 2015, and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index  An index that measures the performance of healthcare providers, researchers, and supplies producers around the world. The index is quoted in U.S. dollars.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Active Equity Funds  |  Semiannual Report

Notes

Schwab Active Equity Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR27230-14
00194051

Semiannual Report  |  April 30, 2017
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental
International Large Company
Index Fund
Schwab Fundamental
International Small Company
Index Fund
Schwab Fundamental
Emerging Markets Large
Company Index Fund
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2017
Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	11.97%
Russell RAFI US Large Company Index	12.20%
Russell 1000® Index	13.46%
Fund Category: Morningstar Large Value	12.08%
Performance Details	pages 9-10

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	16.60%
Russell RAFI US Small Company Index	16.70%
Russell 2000® Index	18.37%
Fund Category: Morningstar Small Blend	16.89%
Performance Details	pages 11-12

Schwab Fundamental International Large Company Index Fund[1] (Ticker Symbol: SFNNX)	10.87%
Russell RAFI Developed ex US Large Company Index (Net)[2]	10.92%
MSCI EAFE® Index (Net)[2]	11.47%
Fund Category: Morningstar Foreign Large Value	10.63%
Performance Details	pages 13-14
Total Return for the 6 Months Ended April 30, 2017
Schwab Fundamental International Small Company Index Fund[1] (Ticker Symbol: SFILX)	11.40%
Russell RAFI Developed ex US Small Company Index (Net)[2]	11.58%
S&P Developed ex-U.S. Small Cap Index (Net)[2]	11.33%
Fund Category: Morningstar Foreign Small/Mid Blend	13.23%
Performance Details	pages 15-16

Schwab Fundamental Emerging Markets Large Company Index Fund[1] (Ticker Symbol: SFENX)	10.39%
Russell RAFI Emerging Markets Large Company Index (Net)[2]	10.28%
MSCI Emerging Markets Index (Net)[2]	8.88%
Fund Category: Morningstar Diversified Emerging Markets	8.75%
Performance Details	pages 17-18

Minimum Initial Investment[3]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental Index Funds and are not in any way connected to them and do not accept any liability in relation to their issue, operation and trading. Any intellectual property rights in the index values and constituent lists vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use such intellectual property rights in the creation of the funds. For full disclaimer please see the funds' statement of additional information. Effective December 1, 2016, the name of the index series and the associated indices were changed by the index provider. No other changes to the index series or indices have occurred.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Effective May 1, 2017, there is no minimum initial investment for each fund.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we know that expenses matter. We’re focused on helping our investors achieve their financial goals, and one of the biggest ways that we can help with this is by keeping investing costs down. We understand that even small reductions in expenses can have a large impact on a portfolio’s long-term return potential.
That’s why we’re excited to announce that effective May 1, 2017, the expense ratios for the Schwab Fundamental Index Funds were reduced1, following similar expense reductions in recent months for the Schwab market cap index mutual funds and select market cap and Schwab Fundamental Index ETFs.
We are also committed to delivering differentiated performance for our investors in different types of market environments, and the Schwab Fundamental Index Funds play a key role in this commitment. Since our last shareholder report, stock prices have rallied, and we are pleased to report that the funds all generated solid returns in line with their indexes for the six-month reporting period ended April 30, 2017.

Asset Class Performance Comparison % returns during the six months ended 4/30/2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Diversification does not ensure a profit and does not protect against losses in declining markets.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	Includes all of the Schwab Fundamental Index Funds discussed in this report. This does not include the Schwab Fundamental Global Real Estate Index Fund. The expense ratio for the Schwab Fundamental Global Real Estate Index Fund was reduced effective June 1, 2017.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
From the President (continued)

“ We understand that even small reductions in expenses can have a large impact on a portfolio’s long-term return potential.”
We feel the innovative indexing approach the Schwab Fundamental Index Funds utilize helps create the opportunity for greater portfolio diversity and can serve as a complement to traditional market cap and actively managed strategies, helping to create the potential for more attractive risk-adjusted portfolios. Fundamental Index strategies differ from traditional market cap strategies in that they weight companies based on fundamental factors, such as adjusted sales, retained operating cash flow, and dividends plus buybacks, rather than market capitalization.
As one of the largest providers of index mutual funds, it’s important to us that we fulfill our investors’ expectations on both cost and performance. That’s why we continue to look for ways to not only further modernize the index investing landscape, but to share with investors, like you, the benefits of our scale and efficiency through some of the lowest expenses available in the industry today.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fundamental Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Schwab is a registered trademark of Charles Schwab & Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2017, both U.S. and overseas equity markets generated positive returns. The Dow Jones Industrial Average closed above 20,000 for the first time in January (and continued its climb to close above 21,000 in March), and the current bull market for U.S. stocks entered its eighth year. Meanwhile, improving global growth and continued accommodative central bank policies supported the performance of many international equities. Emerging markets fell early in the reporting period amid commodity price volatility and U.S. dollar strength. In early 2017, however, emerging markets rebounded in response to positive global economic data, as well as steadying oil prices and a weakening U.S. dollar. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.32%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 18.37% for the reporting period. Internationally, the MSCI EAFE® Index (Net), a broad measure of international developed equity performance, returned 11.47% for the same time period. Emerging markets continued to perform well through the end of 2016 and in early 2017, with the MSCI Emerging Markets Index (Net) returning 8.88% for the six-month reporting period.
Market volatility generally eased over the reporting period, though fluctuations tied to elections in both the U.S. and abroad occurred during the six months. In the U.S., election-related volatility picked up in the weeks leading up to the U.S. presidential election and continued after Election Day. U.S. equity futures dropped sharply soon after the election results were announced, then rebounded almost immediately the following day and generally maintained an upward trajectory throughout most of the reporting period. This rally was fueled by investor expectations for reflationary policies from the Trump administration, including increased fiscal spending, tax reform, and reduced financial regulation. Traditionally cyclical sectors in particular, such as Information Technology, especially benefitted from these investor expectations. However, lack of progress in certain of the Trump administration’s policies increased uncertainty and contributed to muted stock market gains in the last months of the reporting period. Meanwhile, political uncertainty in the eurozone, including elections in the Netherlands and France, also contributed to overseas market volatility. In mid-March, center-right Dutch Prime Minister Mark Rutte beat far-right candidate Geert Wilders, while the race between front-runners Emmanuel Macron and Marine Le Pen in France was closer than many expected in the first round of voting. (Macron was elected to the French presidency in the run-off election the week following the end of the reporting period.)
The Federal Reserve (Fed) and the People’s Bank of China (PBOC) tightened monetary policies over the reporting period, while many other central banks maintained or increased accommodative policies. With improvements in several key U.S. economic measures and an uptick in inflation, the Fed raised the federal funds rate twice over the reporting period, first in December 2016 and again in March 2017. Market responses to these changes were muted as both increases were largely already priced into global equity markets. In China, prior accommodative measures led to credit expanding at twice the rate of economic growth, prompting the PBOC to take steps to address this imbalance and reduce long-term financial risk. Meanwhile, the European Central Bank extended its asset purchase program to at least December 2017 and announced it was loosening the restrictions on the types of bonds it is allowed to purchase. The Bank of Japan maintained negative interest rates, quantitative easing, and yield curve management over the six-month reporting period. The positive performance of many international equities and improvement in the global economic outlook over the reporting period suggested that these policies were achieving their intended results, effectively stimulating economic growth in both the eurozone and in Japan.
U.S. economic data remained relatively steady compared to prior reporting periods. However, the spread between “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indexes, widened over the reporting period. Nonfarm payroll numbers were generally in line with expectations through February, fell noticeably in March, and then rebounded in April. GDP dropped to an annual rate of 2.1% in the fourth quarter of 2016 and fell even further in the first quarter of 2017, indicating a persistently moderate growth outlook. In contrast, consumer confidence rose after the November election of President Trump through the end of the reporting period, reaching its highest level since December 2000 in March. According to the National Federation of Independent Business (NFIB) Small Business Economic Trends Report, small business optimism also surged after Election Day and throughout the reporting period.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
The Investment Environment (continued)

Overall global economic growth generally improved over the six-month reporting period. Eurozone economic activity picked up in both the fourth quarter of 2016 and the first quarter of 2017, and the entire eurozone bloc exited deflation by the end of January 2017. Meanwhile, the United Kingdom economy performed better than expected in the months following the decision in June 2016 to leave the European Union (Brexit) as progress toward an exit plan was made. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years, while rising inflation and decreasing lending costs in China contributed to a relatively stable economy over the reporting period. Not all countries made economic progress, however. The end of 2016 marked two consecutive years of economic contraction for Brazil and its worst recession on record. Meanwhile, the decreasing likelihood of relaxed economic sanctions by the U.S. weighed on Russia’s economy and contributed to sluggish growth in this country.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Management (continued)

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	11.97%	15.01%	13.31%	7.36%
Russell RAFI US Large Company Index[3]	12.20%	15.45%	13.67%	N/A
Fundamental U.S. Large Company Spliced Index	12.20%	15.45%	13.75%	7.63%
Russell 1000® Index	13.46%	18.03%	13.63%	7.25%
Fund Category: Morningstar Large Value[4]	12.08%	15.85%	11.69%	5.18%
Fund Expense Ratios[5]: Net 0.35%; Gross 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental US Large Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell.“Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell RAFI US Large Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the February 28, 2017 prospectus. Effective May 1, 2017, the management fee was reduced to 0.25%. For more information, see financial note 4 or refer to the prospectus dated May 1, 2017.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	653
Weighted Average Market Cap (millions)	$134,518
Price/Earnings Ratio (P/E)	19.4
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[1]	6%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	16.60%	21.29%	13.68%	8.54%
Russell RAFI US Small Company Index[3]	16.70%	21.51%	14.07%	N/A
Fundamental U.S. Small Company Spliced Index	16.70%	21.51%	13.99%	9.01%
Russell 2000® Index	18.37%	25.63%	12.95%	7.05%
Fund Category: Morningstar Small Blend[4]	16.89%	21.71%	11.76%	6.45%
Fund Expense Ratios[5]: Net 0.35%; Gross 0.43%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental US Small Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[3]	The inception date of the Russell RAFI US Small Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the February 28, 2017 prospectus. Effective May 1, 2017, the management fee was reduced to 0.25%. For more information, see financial note 4 or refer to the prospectus dated May 1, 2017.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	840
Weighted Average Market Cap (millions)	$4,589
Price/Earnings Ratio (P/E)	22.2
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[1]	8%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	10.87%	13.14%	7.20%	1.23%
Russell RAFI Developed ex US Large Company Index (Net)[3,4]	10.92%	12.35%	7.37%	N/A
Fundamental Developed ex-U.S. Large Company Spliced Index	10.92%	12.35%	7.51%	1.74%
MSCI EAFE® Index (Net)[3]	11.47%	11.29%	6.78%	0.87%
Fund Category: Morningstar Foreign Large Value[5]	10.63%	11.72%	5.59%	-0.06%
Fund Expense Ratios[6]: Net 0.35%; Gross 0.46%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental International Large Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFI Developed ex US Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the February 28, 2017 prospectus. Effective May 1, 2017, the management fee was reduced to 0.25%. For more information, see financial note 4 or refer to the prospectus dated May 1, 2017.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	839
Weighted Average Market Cap (millions)	$54,514
Price/Earnings Ratio (P/E)	17.1
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1]	5%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
14
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	11.40%	16.99%	9.81%	6.28%
Russell RAFI Developed ex US Small Company Index (Net)[3,4]	11.58%	15.83%	10.45%	N/A
Fundamental Developed ex-U.S. Small Company Spliced Index	11.58%	15.83%	10.33%	7.50%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	11.33%	11.25%	9.05%	4.52%
Fund Category: Morningstar Foreign Small/Mid Blend[5]	13.23%	14.51%	8.62%	4.71%
Fund Expense Ratios[6]: Net 0.49%; Gross 0.68%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental International Small Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFI Developed ex US Small Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the February 28, 2017 prospectus. Effective May 1, 2017, the management fee was reduced to 0.39%. For more information, see financial note 4 or refer to the prospectus dated May 1, 2017.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	1,439
Weighted Average Market Cap (millions)	$3,612
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1]	7%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
16
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	10.39%	24.48%	1.13%	1.03%
Russell RAFI Emerging Markets Large Company Index (Net)[3,4]	10.28%	25.06%	1.98%	N/A
Fundamental Emerging Markets Large Company Spliced Index	10.28%	25.06%	1.95%	2.50%
MSCI Emerging Markets Index (Net)[3]	8.88%	19.13%	1.49%	1.20%
Fund Category: Morningstar Diversified Emerging Markets[5]	8.75%	17.89%	1.87%	0.62%
Fund Expense Ratios[6]: Net 0.49%; Gross 0.88%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership—Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFITM Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental Emerging Markets Large Company Index Fund and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFI Emerging Markets Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the February 28, 2017 prospectus. Effective May 1, 2017, the management fee was reduced to 0.39%. For more information, see financial note 4 or refer to the prospectus dated May 1, 2017.
17
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	299
Weighted Average Market Cap (millions)	$64,147
Price/Earnings Ratio (P/E)	11.4
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate[1]	8%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
18
Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2016 and held through April 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000.00	$1,119.70	$1.84
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab Fundamental US Small Company Index Fund
Actual Return	0.35%	$1,000.00	$1,166.00	$1.88
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab Fundamental International Large Company Index Fund
Actual Return	0.35%	$1,000.00	$1,108.70	$1.83
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab Fundamental International Small Company Index Fund
Actual Return	0.49%	$1,000.00	$1,114.00	$2.57
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.49%	$1,000.00	$1,103.90	$2.56
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective May 1, 2017, the funds changed to a unitary fee structure. Under the new unitary fee structure the advisory fees changed to 0.25%, 0.25%, 0.25%, 0.39% and 0.39% for Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during period under the actual return and hypothetical 5% return example would have been the following; Schwab Fundamental US Large Company Index Fund, $1.31 and $1.25, respectively, Schwab Fundamental US Small Company Index Fund, $1.34 and $1.25, respectively, Schwab Fundamental International Large Company Index Fund, $1.31 and $1.25, respectively, Schwab Fundamental International Small Company Index Fund, $2.04 and $1.96, respectively, and for Schwab Fundamental Emerging Markets Large Company Index Fund, $2.03 and $1.96, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$15.12	$15.14	$15.56	$13.65	$10.76	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.16 [1]	0.34 [1]	0.33 [1]	0.26	0.24	0.21
Net realized and unrealized gains (losses)	1.62	0.44	(0.10)	1.87	2.89	1.22
Total from investment operations	1.78	0.78	0.23	2.13	3.13	1.43
Less distributions:
Distributions from net investment income	(0.34)	(0.34)	(0.26)	(0.22)	(0.24)	(0.18)
Distributions from net realized gains	(0.76)	(0.46)	(0.39)	—	—	—
Total distributions	(1.10)	(0.80)	(0.65)	(0.22)	(0.24)	(0.18)
Net asset value at end of period	$15.80	$15.12	$15.14	$15.56	$13.65	$10.76
Total return	11.97% [2]	5.61%	1.44%	15.74%	29.67%	15.29%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [3]	0.35%	0.35%	0.35%	0.35%	0.32% [4]
Gross operating expenses	0.38% [3]	0.39%	0.39%	0.39%	0.41%	0.44%
Net investment income (loss)	2.11% [3]	2.33%	2.16%	1.95%	2.03%	2.13%
Portfolio turnover rate	6% [2]	11%	12%	14%	10%	32% [5]
Net assets, end of period (x 1,000,000)	$5,273	$4,569	$4,886	$4,465	$3,020	$1,960

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5
Portfolio turnover would have been 12%, if rebalancing trades had not been included due to a change in the fund's index.
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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	3,923,808,379	5,255,670,949
0.3%	Other Investment Companies	18,892,809	18,892,809
100.0%	Total Investments	3,942,701,188	5,274,563,758
(0.0%)	Other Assets and Liabilities, Net		(1,724,175)
100.0%	Net Assets		5,272,839,583

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.4%
General Motors Co.	732,368	0.5	25,369,227
Other Securities		0.9	46,954,481
		1.4	72,323,708

Banks 5.1%
Bank of America Corp.	1,491,794	0.7	34,818,472
Citigroup, Inc.	703,172	0.8	41,571,529
JPMorgan Chase & Co.	786,523	1.3	68,427,501
Wells Fargo & Co.	977,463	1.0	52,626,608
Other Securities		1.3	71,134,057
		5.1	268,578,167

Capital Goods 8.4%
3M Co.	132,361	0.5	25,920,255
Caterpillar, Inc.	239,137	0.5	24,454,150
General Electric Co.	2,058,298	1.1	59,670,059
The Boeing Co.	131,372	0.5	24,281,487
United Technologies Corp.	260,392	0.6	30,984,044
Other Securities		5.2	277,416,794
		8.4	442,726,789

Commercial & Professional Services 0.6%
Other Securities		0.6	30,968,950

Consumer Durables & Apparel 1.1%
Other Securities		1.1	58,739,324

Consumer Services 1.8%
McDonald's Corp.	246,788	0.7	34,533,045
Other Securities		1.1	61,329,293
		1.8	95,862,338

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.5%
Berkshire Hathaway, Inc., Class B *	321,926	1.0	53,185,395
The Charles Schwab Corp. (b)	72,715	0.1	2,824,978
The Goldman Sachs Group, Inc.	137,509	0.6	30,774,514
Other Securities		2.8	150,390,346
		4.5	237,175,233

Energy 13.4%
Chevron Corp.	1,195,912	2.4	127,603,810
ConocoPhillips	1,107,082	1.0	53,040,299
Exxon Mobil Corp.	2,421,681	3.7	197,730,254
Marathon Petroleum Corp.	479,362	0.5	24,418,700
Phillips 66	387,908	0.6	30,861,960
Schlumberger Ltd.	365,810	0.5	26,554,148
Valero Energy Corp.	475,166	0.6	30,700,475
Other Securities		4.1	215,098,143
		13.4	706,007,789

Food & Staples Retailing 3.8%
Costco Wholesale Corp.	143,263	0.5	25,432,048
CVS Health Corp.	536,716	0.8	44,246,867
Wal-Mart Stores, Inc.	1,000,072	1.4	75,185,413
Walgreens Boots Alliance, Inc.	272,382	0.4	23,571,938
Other Securities		0.7	33,717,871
		3.8	202,154,137

Food, Beverage & Tobacco 4.8%
PepsiCo, Inc.	346,563	0.7	39,258,657
Philip Morris International, Inc.	403,288	0.8	44,700,442
The Coca-Cola Co.	845,843	0.7	36,498,125
Other Securities		2.6	132,660,607
		4.8	253,117,831

Health Care Equipment & Services 5.4%
Anthem, Inc.	177,950	0.6	31,655,526
UnitedHealth Group, Inc.	255,996	0.8	44,768,580
Other Securities		4.0	207,546,948
		5.4	283,971,054

Household & Personal Products 1.9%
The Procter & Gamble Co.	735,735	1.2	64,251,737
Other Securities		0.7	35,761,048
		1.9	100,012,785

21
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Insurance 3.6%
American International Group, Inc.	533,042	0.6	32,467,588
The Travelers Cos., Inc.	185,972	0.4	22,625,354
Other Securities		2.6	135,220,554
		3.6	190,313,496

Materials 4.0%
Other Securities		4.0	211,238,835

Media 3.3%
Comcast Corp., Class A	983,014	0.7	38,524,319
The Walt Disney Co.	331,162	0.7	38,282,327
Time Warner, Inc.	318,633	0.6	31,630,698
Other Securities		1.3	63,960,427
		3.3	172,397,771

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Amgen, Inc.	134,923	0.4	22,035,624
Johnson & Johnson	483,607	1.1	59,710,956
Merck & Co., Inc.	745,962	0.9	46,495,811
Pfizer, Inc.	2,130,304	1.4	72,259,912
Other Securities		1.7	90,446,694
		5.5	290,948,997

Real Estate 1.2%
Other Securities		1.2	62,664,831

Retailing 4.7%
Lowe's Cos., Inc.	322,245	0.5	27,352,156
The Home Depot, Inc.	281,543	0.8	43,948,862
Other Securities		3.4	177,536,165
		4.7	248,837,183

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	1,846,976	1.3	66,768,182
Other Securities		1.5	81,811,487
		2.8	148,579,669

Software & Services 7.2%
International Business Machines Corp.	432,301	1.3	69,293,527
Microsoft Corp.	1,398,828	1.8	95,763,765
Oracle Corp.	793,644	0.7	35,682,234
Other Securities		3.4	181,908,833
		7.2	382,648,359

Technology Hardware & Equipment 5.9%
Apple, Inc.	1,043,957	2.8	149,964,423
Cisco Systems, Inc.	1,283,751	0.8	43,737,397
Other Securities		2.3	116,323,257
		5.9	310,025,077

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 3.3%
AT&T, Inc.	2,412,154	1.8	95,593,663
Verizon Communications, Inc.	1,194,249	1.0	54,827,972
Other Securities		0.5	21,865,884
		3.3	172,287,519

Transportation 2.1%
Union Pacific Corp.	221,935	0.5	24,847,842
Other Securities		1.6	84,243,025
		2.1	109,090,867

Utilities 3.9%
Other Securities		3.9	205,000,240
Total Common Stock
(Cost $3,923,808,379)			5,255,670,949

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
Other Securities		0.1	7,360,159

Securities Lending Collateral 0.2%
Other Securities		0.2	11,532,650
Total Other Investment Companies
(Cost $18,892,809)			18,892,809

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $3,960,516,277 and the unrealized appreciation and depreciation were $1,473,557,989 and ($159,510,508), respectively, with a net unrealized appreciation of $1,314,047,481.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,472,420.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	160	19,044,000	218,132

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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,255,670,949	$—	$—	$5,255,670,949
Other Investment Companies[1]	18,892,809	—	—	18,892,809
Total	$5,274,563,758	$—	$—	$5,274,563,758
Other Financial Instruments
Futures Contracts[2]	$218,132	$—	$—	$218,132
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
23
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Schwab Fundamental US Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investment in affiliated issuer, at value (cost $1,270,946)		$2,824,978
Investments in unaffiliated issuers, at value (cost $3,929,897,592) including securities on loan of $10,472,420		5,260,206,130
Collateral invested for securities on loan, at value (cost $11,532,650)	+	11,532,650
Total investments, at value (cost $3,942,701,188)		5,274,563,758
Deposit with broker for futures contracts		3,575,000
Receivables:
Fund shares sold		5,819,271
Dividends		5,682,132
Income from securities on loan	+	74,064
Total assets		5,289,714,225
Liabilities
Collateral held for securities on loan		11,532,650
Payables:
Investment adviser and administrator fees		875,894
Shareholder service fees		312,319
Fund shares redeemed		2,067,998
Variation margin on futures contracts		41,004
Accrued expenses	+	2,044,777
Total liabilities		16,874,642
Net Assets
Total assets		5,289,714,225
Total liabilities	–	16,874,642
Net assets		$5,272,839,583
Net Assets by Source
Capital received from investors		3,899,540,846
Net investment income not yet distributed		33,787,234
Net realized capital gains		7,430,801
Net unrealized capital appreciation		1,332,080,702

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,272,839,583		333,716,971		$15.80

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Schwab Fundamental US Large Company Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$10,907
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $10,174)		61,351,831
Securities on loan, net	+	546,127
Total investment income		61,908,865
Expenses
Investment adviser and administrator fees		5,735,818
Shareholder service fees		1,809,401
Index fees		1,484,303
Transfer agent fees		151,127
Registration fees		99,257
Shareholder reports		82,181
Portfolio accounting fees		54,000
Custodian fees		44,222
Professional fees		35,374
Independent trustees' fees		18,335
Interest expense		3,036
Other expenses	+	48,098
Total expenses		9,565,152
Expense reduction by CSIM and its affiliates	–	739,366
Net expenses	–	8,825,786
Net investment income		53,083,079
Realized and Unrealized Gains (Losses)
Net realized gains on investments		17,523,120
Net realized gains on futures contracts	+	3,413,440
Net realized gains		20,936,560
Net change in unrealized appreciation (depreciation) on affiliated issuer		519,912
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		482,580,022
Net change in unrealized appreciation (depreciation) on futures contracts	+	472,956
Net change in unrealized appreciation (depreciation)	+	483,572,890
Net realized and unrealized gains		504,509,450
Increase in net assets resulting from operations		$557,592,529
25
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Schwab Fundamental US Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$53,083,079	$108,811,377
Net realized gains		20,936,560	237,469,517
Net change in unrealized appreciation (depreciation)	+	483,572,890	(96,510,495)
Increase in net assets from operations		557,592,529	249,770,399
Distributions to Shareholders
Distributions from net investment income		(106,432,914)	(108,957,758)
Distributions from net realized gains	+	(235,982,514)	(146,034,638)
Total distributions		($342,415,428)	($254,992,396)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,807,679	$748,285,011	60,574,518	$881,245,699
Shares reinvested		14,226,127	219,082,355	11,581,875	160,408,965
Shares redeemed	+	(30,580,119)	(478,642,351)	(92,533,795)	(1,353,159,351)
Net transactions in fund shares		31,453,687	$488,725,015	(20,377,402)	($311,504,687)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		302,263,284	$4,568,937,467	322,640,686	$4,885,664,151
Total increase or decrease	+	31,453,687	703,902,116	(20,377,402)	(316,726,684)
End of period		333,716,971	$5,272,839,583	302,263,284	$4,568,937,467
Net investment income not yet distributed			$33,787,234		$87,137,069
26
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$12.69	$12.82	$13.51	$12.78	$10.31	$10.11
Income (loss) from investment operations:
Net investment income (loss)	0.11 [1]	0.18 [1]	0.18 [1]	0.14	0.16	0.15
Net realized and unrealized gains (losses)	1.99	0.43	(0.03)	1.23	3.35	0.88
Total from investment operations	2.10	0.61	0.15	1.37	3.51	1.03
Less distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.16)	(0.12)	(0.20)	(0.12)
Distributions from net realized gains	(0.09)	(0.56)	(0.68)	(0.52)	(0.84)	(0.71)
Total distributions	(0.26)	(0.74)	(0.84)	(0.64)	(1.04)	(0.83)
Net asset value at end of period	$14.53	$12.69	$12.82	$13.51	$12.78	$10.31
Total return	16.60% [2]	5.37%	1.01%	10.99%	37.55%	11.37%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [3]	0.35%	0.35%	0.35%	0.35%	0.32% [4]
Gross operating expenses	0.42% [3]	0.43%	0.43%	0.44%	0.48%	0.50%
Net investment income (loss)	1.61% [3]	1.50%	1.37%	1.14%	1.41%	1.46%
Portfolio turnover rate	8% [2]	30%	31%	29%	27%	92% [5]
Net assets, end of period (x 1,000,000)	$1,694	$1,361	$1,416	$1,208	$849	$619

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5
Portfolio turnover would have been 29%, if rebalancing trades had not been included due to a change in the fund's index.
27
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	1,264,079,069	1,678,868,413
0.0%	Rights	492	—
3.1%	Other Investment Companies	52,151,103	52,151,103
102.2%	Total Investments	1,316,230,664	1,731,019,516
(2.2%)	Other Assets and Liabilities, Net		(37,336,960)
100.0%	Net Assets		1,693,682,556

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.1% of net assets

Automobiles & Components 1.2%
Cooper Tire & Rubber Co.	100,000	0.2	3,830,000
Other Securities		1.0	16,414,451
		1.2	20,244,451

Banks 5.4%
East West Bancorp, Inc.	72,100	0.2	3,912,867
Other Securities		5.2	87,629,887
		5.4	91,542,754

Capital Goods 12.6%
Allison Transmission Holdings, Inc.	106,900	0.2	4,134,892
Donaldson Co., Inc.	94,300	0.3	4,364,204
EnerSys	49,100	0.2	4,080,701
Kennametal, Inc.	129,700	0.3	5,392,926
Masco Corp.	114,000	0.2	4,220,280
MRC Global, Inc. *	231,400	0.2	4,218,422
MSC Industrial Direct Co., Inc., Class A	44,300	0.2	3,966,179
Nordson Corp.	30,750	0.2	3,849,900
Regal Beloit Corp.	61,200	0.3	4,825,620
Spirit AeroSystems Holdings, Inc., Class A	71,800	0.2	4,104,088
Other Securities		10.3	170,500,028
		12.6	213,657,240

Commercial & Professional Services 4.6%
Other Securities		4.6	78,132,359

Consumer Durables & Apparel 2.8%
Lennar Corp., Class A	85,600	0.3	4,322,800
Other Securities		2.5	43,094,461
		2.8	47,417,261

Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 5.1%
Graham Holdings Co., Class B	7,100	0.3	4,272,070
Panera Bread Co., Class A *	17,775	0.3	5,557,887
The Wendy's Co.	283,900	0.2	4,184,686
Other Securities		4.3	71,900,556
		5.1	85,915,199

Diversified Financials 5.1%
E*TRADE Financial Corp. *	112,800	0.2	3,897,240
LPL Financial Holdings, Inc.	104,300	0.3	4,384,772
Raymond James Financial, Inc.	53,800	0.2	4,009,176
Other Securities		4.4	74,671,935
		5.1	86,963,123

Energy 4.1%
Other Securities		4.1	68,884,597

Food & Staples Retailing 0.9%
Other Securities		0.9	15,590,064

Food, Beverage & Tobacco 2.4%
Flowers Foods, Inc.	197,150	0.2	3,866,111
Sanderson Farms, Inc.	34,100	0.2	3,948,098
Universal Corp.	55,500	0.2	4,076,475
Other Securities		1.8	28,220,663
		2.4	40,111,347

Health Care Equipment & Services 3.7%
Envision Healthcare Corp. *	72,099	0.2	4,039,707
Other Securities		3.5	58,334,534
		3.7	62,374,241

Household & Personal Products 0.8%
Other Securities		0.8	13,056,193

Insurance 3.8%
Allied World Assurance Co. Holdings AG	83,200	0.3	4,417,088
Aspen Insurance Holdings Ltd.	76,500	0.2	4,004,775
Old Republic International Corp.	208,100	0.3	4,303,508
Primerica, Inc.	51,200	0.3	4,290,560
Validus Holdings Ltd.	73,500	0.2	4,063,080
Other Securities		2.5	43,093,804
		3.8	64,172,815

28
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Materials 6.5%
Cliffs Natural Resources, Inc. *	583,300	0.2	3,919,776
Crown Holdings, Inc. *	72,000	0.2	4,038,480
Martin Marietta Materials, Inc.	19,100	0.2	4,205,629
Olin Corp.	126,200	0.2	4,054,806
Southern Copper Corp.	119,600	0.2	4,230,252
Other Securities		5.5	89,002,116
		6.5	109,451,059

Media 2.0%
Other Securities		2.0	34,198,185

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Quintiles IMS Holdings, Inc. *	61,826	0.3	5,210,695
Other Securities		2.3	38,162,049
		2.6	43,372,744

Real Estate 10.2%
Equinix, Inc.	10,286	0.3	4,296,462
Mid-America Apartment Communities, Inc.	42,276	0.2	4,194,202
Outfront Media, Inc.	156,200	0.2	4,086,192
Realogy Holdings Corp.	143,200	0.3	4,374,760
Other Securities		9.2	156,499,224
		10.2	173,450,840

Retailing 5.1%
Other Securities		5.1	86,168,288

Semiconductors & Semiconductor Equipment 2.8%
ON Semiconductor Corp. *	307,900	0.3	4,366,022
Qorvo, Inc. *	61,700	0.2	4,197,451
Teradyne, Inc.	135,900	0.3	4,793,193
Other Securities		2.0	34,947,074
		2.8	48,303,740

Software & Services 5.8%
First Data Corp., Class A *	248,400	0.2	3,880,008
Other Securities		5.6	94,977,809
		5.8	98,857,817

Technology Hardware & Equipment 4.5%
Benchmark Electronics, Inc. *	121,600	0.2	3,854,720
Insight Enterprises, Inc. *	111,100	0.3	4,677,310
Other Securities		4.0	67,907,554
		4.5	76,439,584

Telecommunication Services 0.7%
Other Securities		0.7	12,576,563

Transportation 3.2%
Copa Holdings S.A., Class A	41,800	0.3	4,866,356
Landstar System, Inc.	45,770	0.2	3,911,046
SkyWest, Inc.	103,400	0.2	3,846,480
Security	Number of Shares	% of Net Assets	Value ($)
United Continental Holdings, Inc. *	63,500	0.3	4,458,335
Other Securities		2.2	37,478,382
		3.2	54,560,599

Utilities 3.2%
Other Securities		3.2	53,427,350
Total Common Stock
(Cost $1,264,079,069)			1,678,868,413

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Total Rights
(Cost $492)			—

Other Investment Companies 3.1% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (b)	13,818,253	0.8	13,818,253

Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	38,332,850	2.3	38,332,850
Total Other Investment Companies
(Cost $52,151,103)			52,151,103

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,322,951,462 and the unrealized appreciation and depreciation were $481,146,250 and ($73,078,196), respectively, with a net unrealized appreciation of $408,068,054.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,800,447.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

29
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	220	15,382,400	194,333

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,505,417,573	$—	$—	$1,505,417,573
Real Estate	173,450,840	—	— *	173,450,840
Rights [1]	—	—	—	—
Technology Hardware & Equipment	—	—	— *	—
Other Investment Companies[1]	52,151,103	—	—	52,151,103
Total	$1,731,019,516	$—	$—	$1,731,019,516
Other Financial Instruments
Futures Contracts[2]	$194,333	$—	$—	$194,333
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
30
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $1,277,897,814) including securities on loan of $36,800,447		$1,692,686,666
Collateral invested for securities on loan, at value (cost $38,332,850)	+	38,332,850
Total investments, at value (cost $1,316,230,664)		1,731,019,516
Foreign currency, at value (cost $34)		25
Deposit with broker for futures contracts		726,000
Receivables:
Fund shares sold		2,243,458
Dividends		810,309
Income from securities on loan	+	146,744
Total assets		1,734,946,052
Liabilities
Collateral held for securities on loan		38,332,850
Payables:
Investment adviser and administrator fees		263,159
Shareholder service fees		150,568
Fund shares redeemed		1,660,246
Variation margin on futures contracts		211,969
Accrued expenses	+	644,704
Total liabilities		41,263,496
Net Assets
Total assets		1,734,946,052
Total liabilities	–	41,263,496
Net assets		$1,693,682,556
Net Assets by Source
Capital received from investors		1,242,588,825
Net investment income not yet distributed		7,497,914
Net realized capital gains		28,612,641
Net unrealized capital appreciation		414,983,176

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,693,682,556		116,581,301		$14.53

31
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $4,275)		$15,229,660
Interest		434
Securities on loan, net	+	662,290
Total investment income		15,892,384
Expenses
Investment adviser and administrator fees		1,978,730
Shareholder service fees		722,545
Index fees		478,682
Registration fees		55,065
Portfolio accounting fees		36,250
Transfer agent fees		31,603
Professional fees		23,695
Custodian fees		22,368
Independent trustees' fees		8,228
Shareholder reports		6,179
Interest expense		631
Other expenses	+	10,902
Total expenses		3,374,878
Expense reduction by CSIM and its affiliates	–	541,833
Net expenses	–	2,833,045
Net investment income		13,059,339
Realized and Unrealized Gains (Losses)
Net realized gains on investments		30,227,641
Net realized gains on futures contracts	+	2,072,213
Net realized gains		32,299,854
Net change in unrealized appreciation (depreciation) on investments		183,450,664
Net change in unrealized appreciation (depreciation) on futures contracts	+	644,322
Net change in unrealized appreciation (depreciation)	+	184,094,986
Net realized and unrealized gains		216,394,840
Increase in net assets resulting from operations		$229,454,179
32
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$13,059,339	$20,356,322
Net realized gains		32,299,854	11,892,831
Net change in unrealized appreciation (depreciation)	+	184,094,986	38,043,378
Increase in net assets from operations		229,454,179	70,292,531
Distributions to Shareholders
Distributions from net investment income		(19,300,337)	(20,210,722)
Distributions from net realized gains	+	(10,058,079)	(61,589,342)
Total distributions		($29,358,416)	($81,800,064)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,999,510	$311,825,010	27,387,772	$327,990,889
Shares reinvested		1,290,347	18,451,962	4,713,120	54,342,269
Shares redeemed	+	(13,911,731)	(197,507,032)	(35,294,191)	(425,576,331)
Net transactions in fund shares		9,378,126	$132,769,940	(3,193,299)	($43,243,173)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		107,203,175	$1,360,816,853	110,396,474	$1,415,567,559
Total increase or decrease	+	9,378,126	332,865,703	(3,193,299)	(54,750,706)
End of period		116,581,301	$1,693,682,556	107,203,175	$1,360,816,853
Net investment income not yet distributed			$7,497,914		$13,738,912
33
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$7.96	$8.19	$8.84	$9.05	$7.16	$7.26
Income (loss) from investment operations:
Net investment income (loss)	0.11 [1]	0.24 [1]	0.25 [1]	0.30	0.23	0.22
Net realized and unrealized gains (losses)	0.73	(0.25)	(0.60)	(0.26)	1.87	(0.08) [2]
Total from investment operations	0.84	(0.01)	(0.35)	0.04	2.10	0.14
Less distributions:
Distributions from net investment income	(0.25)	(0.22)	(0.30)	(0.25)	(0.21)	(0.24)
Net asset value at end of period	$8.55	$7.96	$8.19	$8.84	$9.05	$7.16
Total return	10.87% [3]	0.07%	(4.07%)	0.39%	30.12%	2.24%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.35%	0.35%	0.35%	0.34% [5]	0.31% [5]
Gross operating expenses	0.45% [4]	0.46%	0.46%	0.48%	0.52%	0.56%
Net investment income (loss)	2.71% [4]	3.20%	2.96%	3.52%	2.95%	3.58%
Portfolio turnover rate	5% [3]	18%	11%	8%	22%	61% [6]
Net assets, end of period (x 1,000,000)	$1,154	$971	$1,173	$908	$646	$501

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
6
Portfolio turnover would have been 37%, if rebalancing trades had not been included due to a change in the fund's index.
34
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.3%	Common Stock	1,131,136,761	1,134,432,458
0.8%	Preferred Stock	9,790,008	9,415,437
1.3%	Other Investment Company	15,185,130	15,185,130
0.4%	Short-Term Investments	4,002,693	4,002,693
100.8%	Total Investments	1,160,114,592	1,163,035,718
(0.8%)	Other Assets and Liabilities, Net		(9,358,379)
100.0%	Net Assets		1,153,677,339

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.3% of net assets

Australia 6.3%
Australia & New Zealand Banking Group Ltd.	230,984	0.5	5,654,252
BHP Billiton Ltd.	477,988	0.7	8,510,066
Commonwealth Bank of Australia	102,895	0.6	6,720,475
National Australia Bank Ltd.	209,358	0.5	5,313,953
Wesfarmers Ltd.	160,659	0.4	5,171,541
Westpac Banking Corp.	241,920	0.5	6,341,874
Other Securities		3.1	35,224,631
		6.3	72,936,792

Austria 0.4%
Other Securities		0.4	4,673,066

Belgium 0.8%
Other Securities		0.8	8,884,400

Canada 6.8%
Royal Bank of Canada	73,844	0.4	5,056,370
Suncor Energy, Inc.	179,137	0.5	5,614,066
Other Securities		5.9	67,260,666
		6.8	77,931,102

Denmark 0.8%
Other Securities		0.8	9,585,951

Finland 0.9%
Other Securities		0.9	10,657,559

France 10.2%
BNP Paribas S.A.	85,558	0.5	6,038,443
Engie S.A.	442,350	0.5	6,237,153
Security	Number of Shares	% of Net Assets	Value ($)
Orange S.A.	334,175	0.4	5,172,139
Sanofi	90,184	0.7	8,521,827
Societe Generale S.A.	106,716	0.5	5,851,522
TOTAL S.A.	384,129	1.7	19,718,569
Other Securities		5.9	65,613,304
		10.2	117,152,957

Germany 9.0%
Allianz SE	35,904	0.6	6,835,318
BASF SE	102,077	0.9	9,944,232
Bayer AG	49,819	0.5	6,164,257
Daimler AG	114,905	0.7	8,562,064
Deutsche Telekom AG	372,406	0.6	6,532,297
E.ON SE	887,830	0.6	6,920,976
Siemens AG	58,285	0.7	8,360,568
Other Securities		4.4	50,753,689
		9.0	104,073,401

Hong Kong 1.4%
Other Securities		1.4	15,927,241

Ireland 0.7%
Other Securities		0.7	7,701,651

Israel 0.4%
Other Securities		0.4	4,603,027

Italy 3.4%
Enel S.p.A.	1,422,363	0.6	6,762,174
Eni S.p.A.	681,826	0.9	10,575,810
UniCredit S.p.A. *	312,499	0.4	5,088,261
Other Securities		1.5	16,901,000
		3.4	39,327,245

Japan 21.3%
Hitachi Ltd.	928,000	0.4	5,126,613
Honda Motor Co., Ltd.	214,500	0.5	6,243,163
Mitsubishi UFJ Financial Group, Inc.	896,634	0.5	5,681,605
Nippon Telegraph & Telephone Corp.	125,508	0.5	5,378,724
Toyota Motor Corp.	210,018	1.0	11,366,333
Other Securities		18.4	211,933,564
		21.3	245,730,002

35
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Luxembourg 0.5%
Other Securities		0.5	6,002,411

Netherlands 4.8%
Koninklijke Ahold Delhaize N.V.	221,883	0.4	4,596,361
Royal Dutch Shell plc, A Shares	424,825	1.0	11,077,239
Royal Dutch Shell plc, B Shares	665,914	1.5	17,717,946
Other Securities		1.9	22,487,720
		4.8	55,879,266

New Zealand 0.1%
Other Securities		0.1	954,112

Norway 0.8%
Other Securities		0.8	9,712,976

Portugal 0.2%
Other Securities		0.2	2,500,691

Singapore 0.8%
Other Securities		0.8	9,357,217

Spain 4.5%
Banco Santander S.A.	2,663,176	1.5	17,355,709
Repsol S.A.	321,358	0.4	5,072,101
Telefonica S.A.	942,329	0.9	10,422,108
Other Securities		1.7	18,929,249
		4.5	51,779,167

Sweden 2.5%
Other Securities		2.5	28,603,241

Switzerland 6.3%
Glencore plc *	2,312,063	0.8	9,086,727
Nestle S.A.	160,326	1.1	12,348,382
Novartis AG	119,119	0.8	9,170,384
Roche Holding AG	30,255	0.7	7,916,653
Other Securities		2.9	34,654,313
		6.3	73,176,459

United Kingdom 15.4%
AstraZeneca plc	113,873	0.6	6,819,780
Barclays plc	1,820,187	0.4	4,984,409
BHP Billiton plc	316,317	0.4	4,822,314
BP plc	4,280,275	2.1	24,502,898
British American Tobacco plc	94,156	0.6	6,361,488
GlaxoSmithKline plc	326,967	0.6	6,581,141
HSBC Holdings plc	1,661,369	1.2	13,700,175
Rio Tinto plc	152,267	0.5	6,006,963
Vodafone Group plc	3,604,356	0.8	9,283,522
Other Securities		8.2	94,219,834
		15.4	177,282,524
Total Common Stock
(Cost $1,131,136,761)			1,134,432,458

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.8% of net assets

Germany 0.7%
Volkswagen AG	36,225	0.5	5,750,599
Other Securities		0.2	2,162,015
		0.7	7,912,614

Italy 0.1%
Other Securities		0.1	1,351,492

Spain 0.0%
Other Securities		0.0	134,519

United Kingdom 0.0%
Other Securities		0.0	16,812
Total Preferred Stock
(Cost $9,790,008)			9,415,437

Other Investment Company 1.3% of net assets

United States 1.3%
Securities Lending Collateral 1.3%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	15,185,130	1.3	15,185,130
Total Other Investment Company
(Cost $15,185,130)			15,185,130
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposit 0.4%
Other Securities		0.4	4,002,693
Total Short-Term Investments
(Cost $4,002,693)			4,002,693

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,175,863,768 unrealized appreciation and depreciation were $99,171,964 and ($112,000,014), respectively, with a net unrealized depreciation of ($12,828,050).
At 04/30/17, the values of certain foreign securities held by the fund aggregating $1,053,141,196 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)

36
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,326,945.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	104	9,483,760	198,519

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$350,480,335	$—	$350,480,335
Australia	—	72,928,733	8,059 *	72,936,792
Canada	77,931,102	—	—	77,931,102
France	593,854	116,559,103	—	117,152,957
Germany	54,775	104,018,626	—	104,073,401
Hong Kong	278,706	15,648,535	—	15,927,241
Ireland	3,466,699	4,234,952	—	7,701,651
Israel	405,015	4,198,012	—	4,603,027
Italy	93,310	39,045,892	188,043	39,327,245
Netherlands	662,581	55,216,685	— *	55,879,266
Singapore	758,576	8,598,641	—	9,357,217
Sweden	707,141	27,896,100	—	28,603,241
Switzerland	1,634,407	71,542,052	—	73,176,459
United Kingdom	3,907,619	173,374,905	—	177,282,524
Preferred Stock[1]	—	9,398,625	—	9,398,625
United Kingdom	—	—	16,812	16,812
Other Investment Company[1]	15,185,130	—	—	15,185,130
Short-Term Investments[1]	—	4,002,693	—	4,002,693
Total	$105,678,915	$1,057,143,889	$212,914	$1,163,035,718
Other Financial Instruments
Futures Contracts[2]	$198,519	$—	$—	$198,519
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $4,000,501 and $1,398,237 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
37
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $1,144,929,462) including securities on loan of $14,326,945		$1,147,850,588
Collateral invested for securities on loan, at value (cost $15,185,130)	+	15,185,130
Total investments, at value (cost $1,160,114,592)		1,163,035,718
Foreign currency, at value (cost $701)		707
Deposit with broker for futures contracts		882,000
Receivables:
Dividends		3,710,443
Fund shares sold		1,596,290
Foreign tax reclaims		1,008,579
Income from securities on loan		66,049
Interest	+	112
Total assets		1,170,299,898
Liabilities
Collateral held for securities on loan		15,185,130
Payables:
Investments bought		16,812
Investment adviser and administrator fees		153,968
Shareholder service fees		60,897
Fund shares redeemed		738,985
Variation margin on futures contracts		16,302
Accrued expenses	+	450,465
Total liabilities		16,622,559
Net Assets
Total assets		1,170,299,898
Total liabilities	–	16,622,559
Net assets		$1,153,677,339
Net Assets by Source
Capital received from investors		1,209,271,015
Net investment income not yet distributed		9,710,784
Net realized capital losses		(68,423,567)
Net unrealized capital appreciation		3,119,107

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,153,677,339		134,926,876		$8.55

38
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,580,968)		$15,598,870
Interest		7,978
Securities on loan, net	+	324,294
Total investment income		15,931,142
Expenses
Investment adviser and administrator fees		1,344,047
Shareholder service fees		376,016
Index fees		305,174
Custodian fees		110,195
Portfolio accounting fees		48,267
Transfer agent fees		42,281
Registration fees		40,247
Professional fees		24,973
Shareholder reports		16,610
Independent trustees' fees		6,573
Interest expense		1,257
Other expenses	+	16,406
Total expenses		2,332,046
Expense reduction by CSIM and its affiliates	–	508,100
Net expenses	–	1,823,946
Net investment income		14,107,196
Realized and Unrealized Gains (Losses)
Net realized gains on investments		6,966,511
Net realized gains on futures contracts		466,734
Net realized losses on foreign currency transactions	+	(299,538)
Net realized gains		7,133,707
Net change in unrealized appreciation (depreciation) on investments		86,803,494
Net change in unrealized appreciation (depreciation) on futures contracts		358,249
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	112,556
Net change in unrealized appreciation (depreciation)	+	87,274,299
Net realized and unrealized gains		94,408,006
Increase in net assets resulting from operations		$108,515,202
39
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$14,107,196	$31,436,117
Net realized gains		7,133,707	23,779,784
Net change in unrealized appreciation (depreciation)	+	87,274,299	(76,971,398)
Increase (decrease) in net assets from operations		108,515,202	(21,755,497)
Distributions to Shareholders
Distributions from net investment income		($31,144,306)	($31,819,112)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,328,067	$174,055,560	40,777,391	$309,566,525
Shares reinvested		2,127,748	16,766,662	2,600,103	19,448,771
Shares redeemed	+	(10,550,347)	(85,923,263)	(64,663,235)	(477,115,945)
Net transactions in fund shares		12,905,468	$104,898,959	(21,285,741)	($148,100,649)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,021,408	$971,407,484	143,307,149	$1,173,082,742
Total increase or decrease	+	12,905,468	182,269,855	(21,285,741)	(201,675,258)
End of period		134,926,876	$1,153,677,339	122,021,408	$971,407,484
Net investment income not yet distributed			$9,710,784		$26,747,894
40
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$11.93	$11.25	$11.15	$11.47	$9.13	$9.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.25	0.22	0.22	0.22	0.21
Net realized and unrealized gains (losses)	1.21	0.66	0.12	(0.23)	2.42	0.03
Total from investment operations	1.33	0.91	0.34	(0.01)	2.64	0.24
Less distributions:
Distributions from net investment income	(0.29)	(0.23)	(0.19)	(0.31)	(0.30)	(0.25)
Distributions from net realized gains	—	—	(0.05)	—	—	(0.39)
Total distributions	(0.29)	(0.23)	(0.24)	(0.31)	(0.30)	(0.64)
Net asset value at end of period	$12.97	$11.93	$11.25	$11.15	$11.47	$9.13
Total return	11.40% [2]	8.29%	3.09%	(0.07%)	29.75%	3.13%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.49%	0.47% [4],[5]	0.46% [6],[7]
Gross operating expenses	0.59% [3]	0.68%	0.71%	0.80%	0.93%	0.92% [7]
Net investment income (loss)	1.98% [3]	2.24%	1.98%	1.87%	2.21%	2.42%
Portfolio turnover rate	7% [2]	40%	37%	41%	29%	89% [8]
Net assets, end of period (x 1,000,000)	$593	$476	$427	$275	$150	$90

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
5
The ratio of net operating expenses would have been 0.52%, if voluntary waiver by CSIM had not been included.
6
The ratio of net operating expenses would have been 0.51%, if voluntary waiver by CSIM had not been included.
7
The net operating and gross operating expense ratios would have been 0.50% and 0.97%, respectively, if vendor payments had not been included.
8
Portfolio turnover would have been 48%, if rebalancing trades had not been included due to a change in the fund's index.
41
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.8%	Common Stock	481,151,760	580,337,835
0.4%	Preferred Stock	1,593,130	2,033,000
0.0%	Rights	—	1,085
2.0%	Other Investment Company	11,988,020	11,988,020
1.1%	Short-Term Investments	6,324,986	6,324,986
101.3%	Total Investments	501,057,896	600,684,926
(1.3%)	Other Assets and Liabilities, Net		(7,466,531)
100.0%	Net Assets		593,218,395

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.8% of net assets

Australia 5.5%
Computershare Ltd.	89,477	0.2	986,399
Fairfax Media Ltd.	1,141,223	0.2	904,727
Goodman Group	158,557	0.2	962,710
Qantas Airways Ltd.	349,622	0.2	1,108,255
Other Securities		4.7	28,876,651
		5.5	32,838,742

Austria 1.0%
Wienerberger AG	37,354	0.1	874,543
Other Securities		0.9	5,154,058
		1.0	6,028,601

Belgium 1.3%
Other Securities		1.3	7,434,471

Canada 7.6%
Waste Connections, Inc.	19,734	0.3	1,815,461
Other Securities		7.3	43,471,866
		7.6	45,287,327

Denmark 1.4%
FLSmidth & Co. A/S	18,667	0.2	1,122,205
Novozymes A/S, B Shares	20,413	0.1	881,292
Other Securities		1.1	6,405,271
		1.4	8,408,768

Finland 1.5%
Other Securities		1.5	8,896,616

Security	Number of Shares	% of Net Assets	Value ($)
France 3.8%
Edenred	36,089	0.2	924,480
Neopost S.A.	28,910	0.2	1,172,331
Other Securities		3.4	20,629,623
		3.8	22,726,434

Germany 3.5%
Covestro AG	14,523	0.2	1,131,797
Symrise AG	12,498	0.1	874,965
Telefonica Deutschland Holding AG	185,911	0.2	901,433
Other Securities		3.0	17,763,286
		3.5	20,671,481

Greece 0.0%
Other Securities		0.0	—

Hong Kong 4.3%
Hang Lung Properties Ltd.	369,000	0.2	966,846
Wynn Macau Ltd. *	432,800	0.2	948,719
Other Securities		3.9	23,339,443
		4.3	25,255,008

Ireland 0.9%
Other Securities		0.9	5,587,197

Israel 1.0%
Other Securities		1.0	6,009,106

Italy 3.0%
A2A S.p.A	614,135	0.2	912,810
Ferrari N.V.	15,056	0.2	1,132,606
Mediobanca S.p.A.	105,139	0.2	1,011,075
Unipol Gruppo Finanziario S.p.A.	196,108	0.1	874,599
Other Securities		2.3	13,629,093
		3.0	17,560,183

Japan 36.6%
FamilyMart UNY Holdings Co., Ltd.	27,500	0.3	1,554,490
Fujikura Ltd.	136,800	0.2	1,028,460
Hitachi Chemical Co., Ltd.	36,800	0.2	1,053,920
Hitachi Metals Ltd.	67,790	0.2	949,352
Kanematsu Corp.	449,000	0.2	914,895
Kinden Corp.	68,900	0.2	1,042,393
Konami Holdings Corp.	21,400	0.2	890,824
Kurita Water Industries Ltd.	34,300	0.1	885,724

42
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Minebea Mitsumi, Inc.	117,344	0.3	1,697,603
Mitsubishi Gas Chemical Co., Inc.	56,500	0.2	1,208,148
Nichirei Corp.	37,700	0.2	938,450
NOK Corp.	39,300	0.2	936,730
North Pacific Bank Ltd.	232,600	0.1	886,998
NTN Corp.	194,000	0.2	988,865
Toyoda Gosei Co., Ltd.	37,900	0.2	1,007,237
Yaskawa Electric Corp.	46,200	0.1	883,066
Other Securities		33.5	200,488,678
		36.6	217,355,833

Luxembourg 0.5%
Other Securities		0.5	3,158,136

Netherlands 2.3%
Aalberts Industries N.V.	22,302	0.1	884,308
ABN AMRO Group N.V. CVA	35,380	0.2	928,839
X5 Retail Group N.V. GDR *	29,835	0.2	1,051,684
Other Securities		1.8	10,853,078
		2.3	13,717,909

New Zealand 1.0%
Other Securities		1.0	5,799,468

Norway 1.4%
Other Securities		1.4	8,097,939

Portugal 0.5%
Other Securities		0.5	2,889,196

Singapore 2.0%
City Developments Ltd.	122,500	0.2	945,302
Genting Singapore plc	1,213,300	0.2	966,684
Venture Corp., Ltd.	105,700	0.2	922,487
Other Securities		1.4	9,154,221
		2.0	11,988,694

Spain 1.8%
Other Securities		1.8	10,486,931

Sweden 2.2%
Husqvarna AB, B Shares	101,877	0.2	1,012,755
Other Securities		2.0	12,079,781
		2.2	13,092,536

Switzerland 3.2%
Georg Fischer AG	935	0.1	881,674
Other Securities		3.1	17,895,151
		3.2	18,776,825

United Kingdom 11.5%
Croda International plc	18,905	0.2	921,490
IHS Markit Ltd. *	24,017	0.2	1,042,338
KAZ Minerals plc *	167,850	0.2	1,094,738
Melrose Industries plc	393,371	0.2	1,204,953
Security	Number of Shares	% of Net Assets	Value ($)
Spectris plc	28,974	0.2	1,035,748
Other Securities		10.5	62,971,167
		11.5	68,270,434
Total Common Stock
(Cost $481,151,760)			580,337,835

Preferred Stock 0.4% of net assets

Germany 0.3%
Other Securities		0.3	1,584,513

Italy 0.1%
Other Securities		0.1	259,109

Sweden 0.0%
Other Securities		0.0	188,003

United Kingdom 0.0%
Other Securities		0.0	1,375
Total Preferred Stock
(Cost $1,593,130)			2,033,000

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	1,085
Total Rights
(Cost $—)			1,085

Other Investment Company 2.0% of net assets

United States 2.0%
Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund,Select Class 0.67% (b)	11,988,020	2.0	11,988,020
Total Other Investment Company
(Cost $11,988,020)			11,988,020
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Barclays Capital, Inc.	5,309,134	0.9	5,309,134
Other Securities		0.2	1,015,852
		1.1	6,324,986
Total Short-Term Investments
(Cost $6,324,986)			6,324,986

End of Investments.

43
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

At 04/30/17, the tax basis cost of the fund's investments was $506,478,973 and the unrealized appreciation and depreciation were $114,364,118 and ($20,158,165), respectively, with a net unrealized appreciation of $94,205,953.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $477,958,976 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,449,179.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	120	10,942,800	208,081

44
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Australia	957,818	31,880,924	— *	32,838,742
Austria	1,472,127	4,556,474	—	6,028,601
Belgium	782,926	6,651,545	—	7,434,471
Canada	45,287,327	—	—	45,287,327
Denmark	457,765	7,951,003	—	8,408,768
Finland	1,789,552	7,107,064	—	8,896,616
France	3,696,673	19,029,761	—	22,726,434
Germany	460,322	20,211,159	—	20,671,481
Greece	—	—	— *	—
Hong Kong	1,183,556	23,689,358	382,094	25,255,008
Ireland	3,711,571	1,875,626	—	5,587,197
Israel	276,481	5,732,625	—	6,009,106
Italy	5,631,919	11,928,264	— *	17,560,183
Japan	1,628,634	215,727,199	—	217,355,833
Luxembourg	994,610	2,163,526	— *	3,158,136
Netherlands	4,721,169	8,996,740	—	13,717,909
New Zealand	1,464,538	4,334,930	—	5,799,468
Norway	416,432	7,681,507	—	8,097,939
Portugal	516,900	2,372,296	— *	2,889,196
Singapore	688,687	11,300,007	— *	11,988,694
Spain	373,939	10,112,992	— *	10,486,931
Sweden	1,533,848	11,558,688	—	13,092,536
Switzerland	3,506,680	15,270,145	—	18,776,825
United Kingdom	22,027,804	46,242,630	— *	68,270,434
Preferred Stock[1]	—	1,584,513	—	1,584,513
Italy	259,109	—	—	259,109
Sweden	188,003	—	—	188,003
United Kingdom	—	—	1,375	1,375
Rights [1]	—	—	1,085	1,085
Other Investment Company
United States[1]	11,988,020	—	—	11,988,020
Short-Term Investments[1]	—	6,324,986	—	6,324,986
Total	$116,016,410	$484,283,962	$384,554	$600,684,926
Other Financial Instruments
Futures Contracts[2]	$208,081	$—	$—	$208,081
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
45
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017. The transfers in the amount of $5,816,405 and $21,636,778 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.
46
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $489,069,876) including securities on loan of $11,449,179		$588,696,906
Collateral invested for securities on loan, at value (cost $11,988,020)	+	11,988,020
Total investments, at value (cost $501,057,896)		600,684,926
Foreign currency, at value (cost $10,520)		10,622
Deposit with broker for futures contracts		693,000
Receivables:
Dividends		2,470,624
Fund shares sold		1,933,757
Foreign tax reclaims		210,033
Income from securities on loan		60,672
Interest	+	187
Total assets		606,063,821
Liabilities
Collateral held for securities on loan		11,988,020
Payables:
Investment adviser and administrator fees		326,324
Shareholder service fees		42,245
Fund shares redeemed		216,473
Variation margin on futures contracts		18,432
Accrued expenses	+	253,932
Total liabilities		12,845,426
Net Assets
Total assets		606,063,821
Total liabilities	–	12,845,426
Net assets		$593,218,395
Net Assets by Source
Capital received from investors		497,402,737
Net investment income not yet distributed		214,681
Net realized capital losses		(4,229,387)
Net unrealized capital appreciation		99,830,364

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$593,218,395		45,746,808		$12.97

47
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $747,103)		$6,110,118
Interest		6,912
Securities on loan, net	+	263,469
Total investment income		6,380,499
Expenses
Investment adviser and administrator fees		1,029,488
Shareholder service fees		225,572
Custodian fees		82,555
Portfolio accounting fees		48,243
Registration fees		36,896
Transfer agent fees		23,405
Professional fees		22,430
Shareholder reports		11,462
Index fees		10,955
Independent trustees' fees		5,028
Interest expense		239
Other expenses	+	16,561
Total expenses		1,512,834
Expense reduction by CSIM and its affiliates	–	249,041
Net expenses	–	1,263,793
Net investment income		5,116,706
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,513,951
Net realized gains on futures contracts		291,082
Net realized losses on foreign currency transactions	+	(52,620)
Net realized gains		1,752,413
Net change in unrealized appreciation (depreciation) on investments		50,997,843
Net change in unrealized appreciation (depreciation) on futures contracts		258,411
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	51,035
Net change in unrealized appreciation (depreciation)	+	51,307,289
Net realized and unrealized gains		53,059,702
Increase in net assets resulting from operations		$58,176,408
48
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$5,116,706	$9,577,389
Net realized gains		1,752,413	166,541
Net change in unrealized appreciation (depreciation)	+	51,307,289	26,137,507
Increase in net assets from operations		58,176,408	35,881,437
Distributions to Shareholders
Distributions from net investment income		($11,632,113)	($8,387,388)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,789,528	$106,875,416	13,213,332	$147,536,415
Shares reinvested		784,700	9,086,829	604,755	6,525,310
Shares redeemed	+	(3,700,158)	(44,913,129)	(11,915,246)	(132,914,627)
Net transactions in fund shares		5,874,070	$71,049,116	1,902,841	$21,147,098
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,872,738	$475,624,984	37,969,897	$426,983,837
Total increase	+	5,874,070	117,593,411	1,902,841	48,641,147
End of period		45,746,808	$593,218,395	39,872,738	$475,624,984
Net investment income not yet distributed			$214,681		$6,730,088
49
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$7.86	$6.67	$8.60	$9.24	$8.86	$9.17
Income (loss) from investment operations:
Net investment income (loss)	0.06 [1]	0.16 [1]	0.20 [1]	0.20	0.19	0.25
Net realized and unrealized gains (losses)	0.74	1.22	(1.92)	(0.66)	0.43	(0.17)
Total from investment operations	0.80	1.38	(1.72)	(0.46)	0.62	0.08
Less distributions:
Distributions from net investment income	(0.17)	(0.19)	(0.21)	(0.18)	(0.24)	(0.22)
Distributions from net realized gains	—	—	—	—	—	(0.17)
Total distributions	(0.17)	(0.19)	(0.21)	(0.18)	(0.24)	(0.39)
Net asset value at end of period	$8.49	$7.86	$6.67	$8.60	$9.24	$8.86
Total return	10.39% [2]	21.64%	(20.28%)	(5.03%)	7.11%	1.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.49%	0.51% [4],[5]	0.56% [6]
Gross operating expenses	0.79% [3]	0.88%	0.85%	0.85%	0.88%	0.91%
Net investment income (loss)	1.42% [3]	2.41%	2.61%	2.35%	2.22%	2.75%
Portfolio turnover rate	8% [2]	20%	27%	19%	22%	86% [7]
Net assets, end of period (x 1,000,000)	$425	$336	$304	$346	$353	$314

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
5
The ratio of net operating expenses would have been 0.56%, if voluntary waiver by CSIM had not been included.
6
The ratio of net operating expenses would have been 0.60%, if voluntary waiver by CSIM had not been included.
7
Portfolio turnover would have been 51%, if rebalancing trades had not been included due to a change in the fund's index.
50
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
87.7%	Common Stock	320,476,327	372,614,400
11.1%	Preferred Stock	31,831,302	47,313,637
0.0%	Rights	—	—
0.2%	Other Investment Company	569,656	569,656
0.7%	Short-Term Investments	3,029,566	3,029,566
99.7%	Total Investments	355,906,851	423,527,259
0.3%	Other Assets and Liabilities, Net		1,438,169
100.0%	Net Assets		424,965,428

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 87.7% of net assets

Brazil 6.5%
Ambev S.A.	356,550	0.5	2,051,197
Banco do Brasil S.A.	369,415	0.9	3,823,280
Petroleo Brasileiro S.A. *	1,298,858	1.4	5,876,278
Vale S.A.	772,076	1.6	6,681,977
Other Securities		2.1	9,190,007
		6.5	27,622,739

Chile 0.6%
Other Securities		0.6	2,615,702

China 15.8%
Bank of China Ltd., Class H	10,198,234	1.2	4,933,014
China Construction Bank Corp., Class H	12,819,960	2.4	10,405,491
China Mobile Ltd.	662,055	1.7	7,048,648
China Petroleum & Chemical Corp., Class H	9,081,400	1.7	7,374,582
CNOOC Ltd.	3,393,075	0.9	3,958,351
Industrial & Commercial Bank of China Ltd., Class H	9,209,172	1.4	6,003,143
PetroChina Co., Ltd., Class H	4,794,000	0.8	3,368,175
Other Securities		5.7	23,944,173
		15.8	67,035,577

Colombia 0.5%
Other Securities		0.5	1,913,743

Czech Republic 0.2%
Other Securities		0.2	889,246

Security	Number of Shares	% of Net Assets	Value ($)
Greece 1.0%
Other Securities		1.0	4,085,225

Hungary 0.4%
Other Securities		0.4	1,812,457

India 4.3%
Reliance Industries Ltd. *	202,661	1.0	4,392,001
Other Securities		3.3	13,964,316
		4.3	18,356,317

Indonesia 1.4%
Other Securities		1.4	5,882,941

Malaysia 1.9%
Other Securities		1.9	8,185,583

Mexico 2.8%
America Movil S.A.B. de C.V., Series L	3,140,019	0.6	2,413,571
Other Securities		2.2	9,277,059
		2.8	11,690,630

Peru 0.1%
Other Securities		0.1	419,953

Philippines 0.2%
Other Securities		0.2	681,826

Poland 2.5%
KGHM Polska Miedz S.A.	70,615	0.5	2,236,942
Polski Koncern Naftowy Orlen S.A.	98,347	0.7	2,939,157
Other Securities		1.3	5,444,323
		2.5	10,620,422

Republic of Korea 17.1%
Hyundai Heavy Industries Co., Ltd. *(d)	13,914	0.5	2,053,393
Hyundai Mobis Co., Ltd.	9,566	0.4	1,865,567
Hyundai Motor Co.	29,616	0.9	3,745,740
Kia Motors Corp.	75,310	0.5	2,305,312
LG Chem Ltd.	7,707	0.4	1,853,750
LG Display Co., Ltd.	76,812	0.5	1,979,300
LG Electronics, Inc.	41,371	0.6	2,511,369

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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
POSCO	22,349	1.2	5,276,217
Samsung Electronics Co., Ltd.	12,324	5.7	24,160,306
Shinhan Financial Group Co., Ltd.	51,323	0.5	2,142,807
SK Hynix, Inc.	62,182	0.7	2,945,770
SK Innovation Co., Ltd.	19,399	0.7	2,910,334
Other Securities		4.5	19,117,477
		17.1	72,867,342

Russia 11.5%
Gazprom PJSC *	5,757,400	3.3	13,829,995
Gazprom PJSC ADR	784,000	0.9	3,722,078
Lukoil PJSC *	221,305	2.6	10,954,702
MMC Norilsk Nickel PJSC *	10,887	0.4	1,672,768
Mobile TeleSystems PJSC *	348,922	0.4	1,678,454
Sberbank of Russia PJSC *	826,740	0.6	2,399,095
Surgutneftegas OJSC *	9,419,605	1.1	4,618,074
Tatneft PJSC *	342,930	0.5	2,270,990
Other Securities		1.7	7,759,306
		11.5	48,905,462

South Africa 6.0%
MTN Group Ltd.	494,554	1.1	4,677,155
Sasol Ltd.	146,413	1.1	4,486,805
Standard Bank Group Ltd.	181,376	0.5	2,014,105
Other Securities		3.3	14,271,233
		6.0	25,449,298

Taiwan 11.9%
Hon Hai Precision Industry Co., Ltd.	2,715,466	2.1	8,888,158
Innolux Corp.	4,541,357	0.5	2,119,639
Taiwan Semiconductor Manufacturing Co., Ltd.	1,181,103	1.8	7,608,541
Other Securities		7.5	32,037,059
		11.9	50,653,397

Thailand 1.6%
PTT PCL	219,987	0.6	2,473,979
Other Securities		1.0	4,255,248
		1.6	6,729,227

Turkey 1.3%
Other Securities		1.3	5,677,638

United Arab Emirates 0.1%
Other Securities		0.1	519,675
Total Common Stock
(Cost $320,476,327)			372,614,400

Preferred Stock 11.1% of net assets

Brazil 8.3%
Banco Bradesco S.A.	397,716	1.0	4,186,352
Gerdau S.A.	545,306	0.4	1,683,653
Itau Unibanco Holding S.A.	576,085	1.7	7,125,627
Petroleo Brasileiro S.A. *	1,659,754	1.7	7,305,103
Security	Number of Shares	% of Net Assets	Value ($)
Vale S.A.	964,228	1.9	7,977,388
Other Securities		1.6	7,052,763
		8.3	35,330,886

Colombia 0.1%
Other Securities		0.1	479,552

Republic of Korea 1.2%
Samsung Electronics Co., Ltd.	2,361	0.9	3,635,761
Other Securities		0.3	1,333,201
		1.2	4,968,962

Russia 1.5%
Transneft PJSC *	1,552	1.2	5,253,416
Other Securities		0.3	1,280,821
		1.5	6,534,237
Total Preferred Stock
(Cost $31,831,302)			47,313,637

Rights 0.0% of net assets

China 0.0%
Other Securities		0.0	—
Total Rights
(Cost $—)			—

Other Investment Company 0.2% of net assets

United States 0.2%
Securities Lending Collateral 0.2%
Other Securities		0.2	569,656
Total Other Investment Company
(Cost $569,656)			569,656
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
Barclays Capital, Inc. 0.42%, 05/01/17 (a)	3,023,661	0.7	3,023,661
Other Securities		0.0	5,905
		0.7	3,029,566
Total Short-Term Investments
(Cost $3,029,566)			3,029,566

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $381,233,611 and the unrealized appreciation and depreciation were $61,187,236 and ($18,893,588), respectively, with a net unrealized appreciation of $42,293,648.

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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

At 04/30/17, the values of certain foreign securities held by the fund aggregating $274,323,563 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $533,990.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
In additional to the above the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI Emerging Markets Index, e-mini, Long, expires 06/16/17	104	5,090,800	22,278

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$88,039,047	$—	$88,039,047
Brazil	27,622,739	—	—	27,622,739
Chile	2,615,702	—	—	2,615,702
China	1,235,768	64,809,693	990,116	67,035,577
Colombia	1,913,743	—	—	1,913,743
Malaysia	1,246,576	6,939,007	—	8,185,583
Mexico	11,690,630	—	—	11,690,630
Peru	419,953	—	—	419,953
Poland	671,912	9,948,510	—	10,620,422
Republic of Korea	—	70,813,949	2,053,393	72,867,342
Russia	45,183,384	3,722,078	—	48,905,462
South Africa	1,205,452	24,243,846	—	25,449,298
Thailand	5,890,756	838,471	—	6,729,227
United Arab Emirates	519,675	—	—	519,675
Preferred Stock[1]	—	4,968,962	—	4,968,962
Brazil	35,330,886	—	—	35,330,886
Colombia	479,552	—	—	479,552
Russia	6,534,237	—	—	6,534,237
Rights [1]	—	—	—	—
China	—	—	— *	—
Other Investment Company[1]	569,656	—	—	569,656
Short-Term Investments[1]	—	3,029,566	—	3,029,566
Total	$143,130,621	$277,353,129	$3,043,509	$423,527,259
Other Financial Instruments
Futures Contracts[2]	$22,278	$—	$—	$22,278
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017. The transfers in the amount of $1,934,399 and $2,491,157 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $355,337,195) including securities on loan of $533,990		$422,957,603
Collateral invested for securities on loan, at value (cost $569,656)	+	569,656
Total investments, at value (cost $355,906,851)		423,527,259
Foreign currency, at value (cost $1,345,985)		1,344,811
Deposit with broker for futures contracts		218,000
Receivables:
Fund shares sold		878,620
Dividends		421,209
Variation margin on futures contracts		18,024
Foreign tax reclaims		4,983
Income from securities on loan		354
Interest	+	108
Total assets		426,413,368
Liabilities
Collateral held for securities on loan		569,656
Payables:
Investment adviser and administrator fees		146,977
Shareholder service fees		23,837
Foreign capital gains tax		265,905
Fund shares redeemed		211,713
Accrued expenses and other liabilities	+	229,852
Total liabilities		1,447,940
Net Assets
Total assets		426,413,368
Total liabilities	–	1,447,940
Net assets		$424,965,428
Net Assets by Source
Capital received from investors		448,684,822
Net investment income not yet distributed		1,630,112
Net realized capital losses		(92,722,843)
Net unrealized capital appreciation		67,373,337

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$424,965,428		50,036,490		$8.49

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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $621,575)		$3,584,375
Interest		5,660
Securities on loan, net	+	354
Total investment income		3,590,389
Expenses
Investment adviser and administrator fees		940,320
Shareholder service fees		134,005
Custodian fees		266,156
Portfolio accounting fees		38,016
Registration fees		33,137
Transfer agent fees		22,466
Professional fees		21,761
Index fees		10,448
Shareholder reports		6,216
Independent trustees' fees		4,623
Interest expense		571
Other expenses	+	15,932
Total expenses		1,493,651
Expense reduction by CSIM and its affiliates	–	571,567
Net expenses	–	922,084
Net investment income		2,668,305
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of $28)		(6,989,385)
Net realized gains on futures contracts		458,183
Net realized losses on foreign currency transactions	+	(82,689)
Net realized losses		(6,613,891)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $95,570)		42,282,896
Net change in unrealized appreciation (depreciation) on futures contracts		34,811
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(9,258)
Net change in unrealized appreciation (depreciation)	+	42,308,449
Net realized and unrealized gains		35,694,558
Increase in net assets resulting from operations		$38,362,863
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$2,668,305	$7,270,085
Net realized losses		(6,613,891)	(39,222,603)
Net change in unrealized appreciation (depreciation)	+	42,308,449	93,365,255
Increase in net assets from operations		38,362,863	61,412,737
Distributions to Shareholders
Distributions from net investment income		($7,176,164)	($8,647,638)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,840,382	$111,752,879	15,830,412	$100,588,374
Shares reinvested		660,956	4,970,387	944,255	5,589,988
Shares redeemed	+	(7,158,041)	(58,538,750)	(19,713,318)	(127,760,306)
Net transactions in fund shares		7,343,297	$58,184,516	(2,938,651)	($21,581,944)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		42,693,193	$335,594,213	45,631,844	$304,411,058
Total increase or decrease	+	7,343,297	89,371,215	(2,938,651)	31,183,155
End of period		50,036,490	$424,965,428	42,693,193	$335,594,213
Net investment income not yet distributed			$1,630,112		$6,137,971
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Schwab Fundamental Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Fundamental US Large Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Small Company Index Fund	Schwab Target 2030 Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2040 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab International Index Fund®	Schwab Target 2060 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2010 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2015 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2025 Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2030 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2035 Index Fund
Schwab Balanced Fund™	Schwab Target 2040 Index Fund
Schwab Core Equity Fund™	Schwab Target 2045 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2050 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2055 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2060 Index Fund
Schwab Hedged Equity Fund™	Schwab® Monthly Income Fund - Moderate Payout
Schwab Health Care Fund™	Schwab® Monthly Income Fund - Enhanced Payout
Schwab ® International Core Equity Fund	Schwab® Monthly Income Fund - Maximum Payout
Schwab Target 2010 Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2017 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2017, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2017, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab Fundamental International Large Company Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by CSIM. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
(e) Expenses:
Prior to May 1, 2017, expenses that were specific to a fund were charged directly to the fund. Expenses that were common to all funds within the trust were allocated among the funds in proportion to their average daily net assets.
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between CSIM and each fund, effective May 1, 2017, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses (AFFE), taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2017, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of its respective index.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund's investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund's price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
ETF Risk. Certain funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio securities.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and could cause the fund to lose more than the initial amount invested.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%
For the period ended April 30, 2017, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.23%	0.25%	0.26%	0.40%	0.50%
Subsequent to the reporting period ended April 30, 2017, and effective May 1, 2017, the funds changed to a unitary fee structure and the expense limitation discussed below was terminated. Under the new unitary fee structure, CSIM will pay the operating expenses of the fund, excluding AFFE, taxes, any brokerage expenses and extraordinary or non-routine expenses. Effective May 1, 2017, the advisory fee rate payable by each fund was changed as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.25%	0.25%	0.25%	0.39%	0.39%
CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees, as disclosed in each fund's Statement of Operations as Index fees.
Subsequent to the reporting period ended April 30, 2017, and effective May 1, 2017, CSIM will pay all applicable licensing fees for each fund under the unitary fee structure.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund is subject to an annual shareholder servicing fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by Schwab or the service provider.
Subsequent to the reporting period ended April 30, 2017, and effective May 1, 2017, the Plan for each fund was terminated and the funds are no longer subject to shareholder servicing fees.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.35%	0.35%	0.35%	0.49%	0.49%
Investments in Affiliates
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of CSC if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Dividends Received 11/01/16 to 04/30/17
Schwab Fundamental US Large Company Index Fund	72,715	—	—	72,715	$2,824,978	$—	$10,907
Investments from Affiliates
Certain Schwab Funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2017, as applicable:
	Underlying Funds
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	1.6%	2.7%	3.2%	5.4%	7.3%
Schwab MarketTrack Balanced Portfolio	0.9%	1.4%	1.4%	2.3%	3.1%
Schwab MarketTrack Conservative Portfolio	0.3%	0.5%	0.2%	1.3%	1.0%
Schwab MarketTrack Growth Portfolio	1.7%	2.7%	2.7%	4.5%	6.2%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab Fundamental International Large Company Index Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2017, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $47,807 for Schwab Fundamental International Large Company Index Fund.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2017, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental US Large Company Index Fund	$81,509,321	($1,525,586)
Schwab Fundamental US Small Company Index Fund	27,964,213	1,310,924
Schwab Fundamental International Large Company Index Fund	9,434,695	57,052
Schwab Fundamental International Small Company Index Fund	3,182,612	(4,328)
Schwab Fundamental Emerging Markets Large Company Index Fund	4,287,557	124,580

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. Subsequent to the reporting period ended April 30, 2017, and effective May 1, 2017, the funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. Prior to May 1, 2017, the funds paid independent trustees, as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2017 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2017, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab Fundamental US Large Company Index Fund	$33,210,114	293
Schwab Fundamental US Small Company Index Fund	15,521,100	194
Schwab Fundamental International Large Company Index Fund	9,331,051	108
Schwab Fundamental International Small Company Index Fund	8,673,739	101
Schwab Fundamental Emerging Markets Large Company Index Fund	3,273,320	71

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Fundamental US Large Company Index Fund	$530,192,754	$295,755,918
Schwab Fundamental US Small Company Index Fund	283,138,464	132,366,398
Schwab Fundamental International Large Company Index Fund	137,340,967	50,248,649
Schwab Fundamental International Small Company Index Fund	100,045,925	38,398,527
Schwab Fundamental Emerging Markets Large Company Index Fund	77,713,405	28,383,891

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the funds no longer charge redemption fees. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/16-4/30/17)	Prior Period (11/1/15-10/31/16)
Schwab Fundamental US Large Company Index Fund	$31,673	$71,689
Schwab Fundamental US Small Company Index Fund	7,915	15,918
Schwab Fundamental International Large Company Index Fund	3,741	34,029
Schwab Fundamental International Small Company Index Fund	2,570	5,204
Schwab Fundamental Emerging Markets Large Company Index Fund	9,496	43,985
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Financial Notes, unaudited (continued)

10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
October 31, 2017	$—	$—	$38,420,971	$—	$—
October 31, 2018	—	—	20,948,477	—	—
No expiration*	—	—	—	1,521,731	60,003,237
Total	$—	$—	$59,369,448	$1,521,731	$60,003,237
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the funds did not incur any interest or penalties.

11. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Shareholder Vote Results (Unaudited)

A Special Meeting of Shareholders of Schwab Capital Trust (the “Trust”) was held on April 28, 2017, for the purpose of seeking shareholder approval to approve an Amended and Restated Investment Advisory and Administration Agreement (“Proposed Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM”) and the Trust, on behalf of each of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund, each fund voting separately. The number of votes necessary to conduct the Special Meeting for each fund and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To approve the Proposed Advisory Agreement on behalf of each of the following funds:	For	Withheld	Abstain
Schwab Fundamental US Large Company Index Fund	180,036,897.808	791,824.989	1,509,491.470
Schwab Fundamental US Small Company Index Fund	72,347,405.868	112,785.401	272,641.626
Schwab Fundamental International Large Company Index Fund	78,264,624.831	170,858.701	2,052,881.691
Schwab Fundamental International Small Company Index Fund	21,631,351.238	174,374.621	252,501.143
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the investment advisory agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund (each, a Fund and collectively, the Funds) (Current Advisory Agreement) with respect to each Fund at meetings held on May 9, 2016 and June 1, 2016, and the Board approved the renewal of the Current Advisory Agreement with respect to each Fund for an additional one-year term at the meeting held on June 1, 2016. The Board, including a majority of the Independent Trustees, also considered information specifically relating to its consideration of an amended and restated investment advisory agreement between the Trust and CSIM with respect to the Funds (Proposed Advisory Agreement), including a proposed unitary fee structure, with respect to each Fund, and approved the Proposed Advisory Agreement at a meeting held on January 18, 2017, subject to shareholder approval for Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund (Voting Funds). Shareholder approval was not required for Schwab Fundamental Emerging Markets Large Company Index Fund.
In considering whether to approve the Proposed Advisory Agreement, the Board considered and discussed a wide variety of materials provided by CSIM. With respect to the Proposed Advisory Agreement, CSIM discussed at length the rationale for its recommendations and also explained that the Proposed Advisory Agreement would need to be submitted to and approved by the shareholders of each Voting Fund, which would require a proxy solicitation and a special meeting of shareholders, the costs of which would be borne by CSIM. The Board also considered detailed information regarding the expenses of similarly situated competitor funds provided by CSIM based on information prepared by a third party. The Board had the opportunity to discuss the Proposed Advisory Agreement at length with representatives of CSIM and with independent legal counsel, including considering information and representations from CSIM supporting a conclusion that the Proposed Advisory Agreement will not result in any reduction in the nature or level of services that are provided to the Funds by CSIM. The Board, including the Independent Trustees, determined that the information received and the basis for the renewal of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016 would remain the basis for the Board’s approval of the Proposed Advisory Agreement, as modified and updated by the consideration of performance information regarding the Funds received subsequent to those meeting and by the information contained in the materials received by the Board in connection with the proposed change in Fund fee structure and expenses as reflected in the Proposed Advisory Agreement.
The factors considered by the Board in approving the Proposed Advisory Agreement included:
1.	The nature, extent and quality of the services to be provided to the Funds under the Proposed Advisory Agreement, including the resources CSIM and its affiliates would be dedicating to the Funds;
2.	Each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	Each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange traded funds and other accounts;
4.	The profitability of CSIM and its affiliates, including Schwab, with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	The extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Proposed Advisory Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. As part of its consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees had evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees had also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure and internal investment guidelines. The Trustees considered investments in CSIM’s mutual fund infrastructure,

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Schwab’s wide range of products, services and channel alternatives such as investment and research tools, internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees had also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board had concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Current Advisory Agreement with respect to the Funds. When considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board acknowledged these previous considerations and took into account that, although the net compensation flowing to CSIM and its affiliates is expected to decrease, CSIM had undertaken that it would not reduce the nature, extent or quality of services provided under the Proposed Advisory Agreement as compared to the Current Advisory Agreement. In this regard, the Board noted that, in fact, under the Proposed Advisory Agreement, CSIM would be obligated to bear certain additional expenses and provide certain additional services to the Funds that CSIM is not currently required to bear and provide under the Current Advisory Agreement. The Board sought and received confirmation from CSIM and its affiliates that they are prepared to commit the resources necessary for the provision of services and bearing of expenses under the Proposed Advisory Agreement, notwithstanding the decrease in revenue to CSIM and its affiliates that would result (at current Fund asset levels) under the Proposed Advisory Agreement.
Fund Performance. In considering the renewal of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Board considered Fund performance. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees had further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and had also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board had concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Current Advisory Agreement with respect to the Funds. When considering the approval of the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took into account these considerations as well as the performance information relating to the Funds that CSIM had provided and the Board had reviewed subsequent to the approval of the Current Advisory Agreement.
Fund Expenses. As part of its consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the rate of compensation called for by the Current Advisory Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees had also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund or until the Board authorizes the termination of CSIM’s contractual commitment. The Trustees had also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board had concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Current Advisory Agreement with respect to the Funds. In considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took into account these factors as well as that: (i) the structure of the proposed management fee would change from a graduated investment management fee schedule to a flat rate management fee; (ii) CSIM will remove the shareholder servicing fee currently paid by each Fund with such removal being contingent upon shareholders of each Fund approving the Proposed Advisory Agreement, as applicable; (iii) the expected total operating expenses for each Fund under the Proposed Advisory Agreement would be lower than what the total operating expenses could reach at any asset level under the current fee structure with the Current Advisory Agreement and the shareholder servicing fee; (iv) the fees payable by CSIM under the Proposed Advisory Agreement for each Fund would include some Fund operating costs that are currently paid by the Fund and outside the expense cap for the Fund, such as interest expenses; (v) the proposed management fee for each Fund will remain competitive when compared to similarly situated competitor funds; and (vi) CSIM will bear the costs associated with obtaining shareholder approval of the Proposed Advisory Agreement for each Voting Fund.
Profitability. In their consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed

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profitability on a pre-tax basis, both with and without regard to distribution expenses. In this connection, the Trustees had reviewed management’s profitability analyses and methodology, together with certain commentary thereon from an independent accounting firm. The Trustees had also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees had also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Current Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board had concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Current Advisory Agreement with respect to the Funds. As part of its consideration of the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Trustees took into account these considerations as well as additional information relating to the costs and net revenue reductions to CSIM and its affiliates in connection with implementing the proposed unitary fee structure under the Proposed Advisory Agreement. In particular, the Board considered, among other things, the additional expenses to be borne by CSIM under the Proposed Advisory Agreement, the elimination of the shareholder servicing fees and the costs associated with soliciting shareholder approval of the Proposed Advisory Agreement.
Economies of Scale. In considering the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated management fee schedule or other means, including any fee waivers or expense caps by
CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. The Trustees had also considered the existing contractual investment management fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board had concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale. In considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took these items into consideration, but noted that the structure of the management fee would change from a graduated investment management fee schedule to a flat rate management fee. The Board concluded that, although each Fund’s unitary fee structure under the Proposed Advisory Agreement would not have breakpoints, each Fund would benefit from the fact that the expected total operating expenses under the Proposed Advisory Agreement for the Fund would be lower than what the total operating expenses could reach at any asset level under the current fee structure with the Current Advisory Agreement and the shareholder servicing fee.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees unanimously, approved the Proposed Advisory Agreement with respect to the Funds, subject to shareholder approval, and concluded that the compensation under the Proposed Advisory Agreement with respect to the Funds is fair and reasonable in light of the services that CSIM will provide and the expenses it will bear thereunder and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Fundamental Developed ex-U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the Schwab Fundamental International Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Developed ex-US 1000 Index is composed of the largest 1,000 listed companies incorporated outside the United States, ranked by four fundamental financial measures of size, sales, cash flows, book value and dividends. The index is rebalanced and reconstituted annually.
Fundamental Developed ex-U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex U.S. Mid Small 1500 Index from inception of the Schwab Fundamental International Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Developed ex U.S. Mid Small 1500 Index is designed to track the performance of small and mid-capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental Emerging Markets Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Emerging Index from inception of the Schwab Fundamental Emerging Markets Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Emerging Index is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US 1000 Index from inception of the Schwab Fundamental US Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Large Company Index from October 19, 2012 forward. FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size, book value, income, sales and dividends. The 1,000 equities with the highest fundamental strength are weighted by their fundamental scale. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the Schwab Fundamental US Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Small Company Index from October 19, 2012 forward. The FTSE RAFI US Mid Small 1500 Index is composed of approximately 1,500 listed small and medium sized companies incorporated in the United States, ranked by fundamental value. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

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Schwab Fundamental Index Funds
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An Index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Fundamental Index Funds  |  Semiannual Report

Notes

Schwab Fundamental Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR37675-10
00194055

Semiannual Report  |  April 30, 2017
Laudus MarketMasters Funds™

Laudus Small-Cap MarketMasters Fund™
Laudus International MarketMasters Fund™

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Two distinct Funds, each combining the expertise of leading investment managers with CSIM’s overall supervision.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Laudus MarketMasters Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2017
Laudus Small-Cap MarketMasters Fund
Investor Shares (Ticker Symbol: SWOSX)	20.03% [1]
Select Shares® (Ticker Symbol: SWMSX)	20.08%
Russell 2000® Index	18.37%
Fund Category: Morningstar Small Growth	16.95%
Performance Details	pages 8-9

Laudus International MarketMasters Fund
Investor Shares[2] (Ticker Symbol: SWOIX)	12.22%
Select Shares®[2] (Ticker Symbol: SWMIX)	12.32%
MSCI EAFE® Index (Net)[3]	11.47%
Fund Category: Morningstar Foreign Large Growth	10.59%
Performance Details	pages 10-11

Minimum Initial Investment[4]
Investor Shares	$ 100
Select Shares®	$ 50,000
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
Small-company stocks are subject to greater volatility than other asset categories.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
[1]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Please see the funds’ prospectus for further detail and eligibility requirements.
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Laudus MarketMasters Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we believe strategy is just as important as results. The products we provide our investors are designed to deliver steady, reliable, long-term performance while making investing more transparent and less complicated. And that takes finding the right strategy for each fund we offer, whether we develop it in-house or partner with a third party manager. As pleased as we are with the performance of the Laudus MarketMasters Funds over the reporting period, we’re just as proud of the investment strategy behind it.
Since our last shareholder report, stock prices rallied in both the U.S. and abroad. The six-month reporting period ended April 30, 2017 was marked by steady gains for stocks, fueled by improving economic fundamentals and corporate earnings, in addition to investor optimism around tax reform and other policy proposals promised by the new U.S. administration.
Even when the market is rising on a consistent basis, we believe there is an important role for actively managed funds in an investor’s diversified portfolio. That’s because active funds typically offer the potential for investors to outperform the broader market. For example, during the reporting period, the Laudus Small-Cap MarketMasters Fund’s Investor Class returned 20.0%,

Asset Class Performance Comparison % returns during the six months ended 4/30/2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Laudus MarketMasters Funds
From the President (continued)

“ As pleased as we are with the performance of the Laudus MarketMasters Funds over the reporting period, we’re just as proud of the investment strategy behind it.”
outperforming the 18.4% return of its benchmark, the Russell 2000® Index, as well as the S&P 500® Index’s 13.3% gain. Meanwhile, the Laudus International MarketMasters Fund’s Investor Class returned 12.2%, outperforming the 11.5% rise of the MSCI EAFE® Index (Net), a wide measure of the performance of international stocks.
Such outperformance can be a reflection of a variety of factors, including simple exposure to groups of stocks that respond differently to prevailing conditions, or the investing skill of the manager. Our sub-advisor oversight team is focused on identifying and selecting institutional money managers with proven experience delivering for investors. They combine handpicked sub-advisors with complementary strategies to produce diversification across small-cap and international markets. One of the qualities the team looks for is consistency in performance, because while short-term outperformance is always welcome, we believe that consistent performance over longer time periods is more important.
Along these lines, I’m pleased to report that the Laudus International MarketMasters Fund was recently named by Lipper as best-in-class among 206 funds in the International Multi-Cap Growth Fund category for the 10-year period ended November 30, 2016.1 It’s an honor to be recognized for this consistent performance because it reflects our commitment to delivering strong investment results for our investors over the long term—a commitment that drives us every day at Charles Schwab Investment Management.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Laudus MarketMasters Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
[1]	The Thomson Reuters Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers. The Lipper Fund Awards are based on the Lipper Leader for Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60 and 120 months. The fund with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Lipper Fund Award. For more information, see www.lipperfundawards.com. Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper.
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Laudus MarketMasters Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2017, both U.S. and international equity markets generated solid returns. The current bull market for U.S. stocks entered its eighth year, with small-cap stocks in particular benefitting from expectations of potential policy changes from the new U.S. administration. Meanwhile, improving global growth and continued accommodative central bank policies supported the performance of many international equities. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.32%, while the Russell 2000® Index, a U.S. small-cap company performance measure, returned 18.37%. Internationally, the MSCI EAFE® Index (Net), a broad measure of international developed equity performance, returned 11.47% for the six-month reporting period.
Market volatility generally eased over the reporting period, though fluctuations tied to elections in both the U.S. and abroad occurred during the six months. In the U.S., election-related volatility picked up in the weeks leading up to the U.S. presidential election in November and continued after Election Day. U.S. equity futures dropped sharply soon after the election results were announced, then rebounded almost immediately the following day and generally maintained an upward trajectory throughout most of the reporting period. This rally was especially noticeable among small-cap stocks, and was fueled by investor expectations for reflationary policies from the Donald Trump administration, including increased fiscal spending, tax reform, and reduced financial regulation. Meanwhile, political uncertainty in the eurozone, including elections in the Netherlands and France, also contributed to overseas market volatility. In mid-march, center-right Dutch Prime Minister Mark Rutte beat far-right candidate Geert Wilders, while the race between front-runners Emmanuel Macron and Marine Le Pen in France was closer than many expected in the first round of voting. (Macron was elected to the French presidency in the run-off election the week following the end of the reporting period.)
The Federal Reserve (Fed) and the People’s Bank of China (PBOC) tightened monetary policies over the reporting period, while many other central banks maintained or increased accommodative policies. With improvements in several key U.S. economic measures and an uptick in inflation, the Fed raised the federal funds rate twice over the reporting period in December 2016 and March 2017. Market responses to these changes were muted as both increases were largely already priced into global equity markets. In China, prior accommodative measures led to credit expanding at twice the rate of economic growth, prompting the PBOC to take steps to address this imbalance and reduce long-term financial risk. Meanwhile, the European Central Bank extended its asset purchase program to at least December 2017 and announced it was loosening the restrictions on the types of bonds it is allowed to purchase. In Asia, the Bank of Japan maintained negative interest rates, quantitative easing, and yield curve management over the six-month reporting period. The positive performance of many international equities and improvement in the global economic outlook over the reporting period suggested that these policies were achieving their intended results, effectively stimulating economic growth in both the eurozone and in Japan.
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Laudus MarketMasters Funds
The Investment Environment (continued)

Over the six-month reporting period, U.S. economic data remained relatively steady compared to prior reporting periods. However, the spread between “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indexes, widened over the reporting period. Nonfarm payroll numbers were generally in line with expectations through February, fell noticeably in March, and then rebounded April. GDP dropped to an annual rate of 2.1% in the fourth quarter of 2016 and fell even further in the first quarter of 2017, indicating a moderate growth outlook. In contrast, consumer confidence rose after the November election of President Trump through the end of the reporting period, in March reaching its highest level since December 2000. According to the National Federation of Independent Business (NFIB) Small Business Economic Trends Report, small business optimism also surged after Election Day and throughout the reporting period.
Overall global economic growth generally improved over the six-month reporting period. Eurozone economic activity picked up in both the fourth quarter of 2016 and the first quarter of 2017, and the entire eurozone bloc exited deflation by the end of January 2017. Meanwhile, the United Kingdom economy performed better than expected in the months following the decision in June to leave the European Union (Brexit) as progress toward an exit plan was made. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years, while rising inflation and decreasing lending costs in China contributed to a relatively stable economy over the reporting period.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Laudus MarketMasters Funds
Fund Management

Omar Aguilar, Ph.D., Senior Vice President and Chief Investment Officer of Equities and Multi-Asset Strategies, has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2011, Mr. Aguilar was with Financial Engines, where he was responsible for managing assets from leading retirement plan sponsors in the defined contribution market. Prior to joining Financial Engines in 2009, Mr. Aguilar was the head of quantitative equity for ING Investment Management, where he was responsible for building and developing the firm’s quantitative equity group. He joined ING in 2004 from Lehman Brothers, where he served as the head of quantitative research for its alternative investment management business. Prior to that, he was a director of quantitative research and portfolio manager with Merrill Lynch Investment Management and Bankers Trust.

Jane Shi, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2011, Ms. Shi was a vice president investment analyst at Bailard, Inc. since 2006, where she developed quantitative models for domestic equity and tactical asset allocation strategies, and was also responsible for performance measurement and attribution. Prior to that, she was a treasury analyst at Sun Microsystems, Inc.
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Laudus Small-Cap MarketMasters Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Investor Shares (9/16/97)	20.03% [2]	21.98%	10.11%	5.14%
Select Shares® (6/9/04)	20.08%	22.15%	10.27%	5.29%
Russell 2000® Index	18.37%	25.63%	12.95%	7.05%
Fund Category: Morningstar Small Growth[3]	16.95%	22.87%	11.32%	7.23%
Fund Expense Ratios[4]: Investor Shares: Net 1.35%; Gross 1.56% / Select Shares: Net 1.20%; Gross 1.52%

Investment Managers and Allocations5
Investment Managers	Investment Style	% of Net Assets
Wellington Management Company, LLP	Small-Cap Value	38.1%
Voya Investment Management Co. LLC	Small-Cap Growth	37.6%
The Boston Company Asset Management, LLC	Small-/Mid-Cap Core	20.7%
Mellon Capital Management Corp.	Small-Cap Blend	0.0% [6]
Cash & other assets		3.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
[6]	Less than 0.05%.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus Small-Cap MarketMasters Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	274
Weighted Average Market Cap (millions)	$2,701
Price/Earnings Ratio (P/E)	23.8
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[1]	69%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
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Laudus MarketMasters Funds  |  Semiannual Report

Laudus International MarketMasters Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Investor Shares (10/16/96)	12.22%	14.82%	7.55%	3.46%
Select Shares® (4/2/04)	12.32%	14.98%	7.72%	3.61%
MSCI EAFE® Index (Net)[2]	11.47%	11.29%	6.78%	0.87%
MSCI EAFE® Index (Gross)	11.73%	11.83%	7.27%	1.34%
Fund Category: Morningstar Foreign Large Growth[3]	10.59%	11.46%	6.38%	1.87%
Fund Expense Ratios[4]: Investor Shares: Net 1.40%; Gross 1.61% / Select Shares: Net 1.25%; Gross 1.54%

Investment Managers and Allocations5
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	Investment Small-Cap Growth	25.3%
Harris Associates L.P.	International Large-Cap Value	25.6%
William Blair Investment Management, LLC	International Multi-Cap Growth	23.5%
Mondrian Investment Partners Limited	International Small-Cap Value	21.0%
Mellon Capital Management Corp.	International Blend	3.4%
Cash & other assets		1.2%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
10
Laudus MarketMasters Funds  |  Semiannual Report

Laudus International MarketMasters Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	1,215
Weighted Average Market Cap (millions)	$28,065
Price/Earnings Ratio (P/E)	18.9
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	39%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
11
Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2016 and held through April 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Laudus Small-Cap MarketMasters Fund
Investor Shares
Actual Return	1.35%	$1,000.00	$1,199.70	$7.36
Hypothetical 5% Return	1.35%	$1,000.00	$1,018.11	$6.76
Select Shares
Actual Return	1.20%	$1,000.00	$1,200.80	$6.55
Hypothetical 5% Return	1.20%	$1,000.00	$1,018.85	$6.01
Laudus International MarketMasters Fund
Investor Shares
Actual Return	1.40%	$1,000.00	$1,122.20	$7.37
Hypothetical 5% Return	1.40%	$1,000.00	$1,017.86	$7.00
Select Shares
Actual Return	1.25%	$1,000.00	$1,123.20	$6.58
Hypothetical 5% Return	1.25%	$1,000.00	$1,018.60	$6.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
12
Laudus MarketMasters Funds  |  Semiannual Report

Laudus Small-Cap MarketMasters Fund
Financial Statements
Financial Highlights
Investor Shares	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$16.22	$17.42	$18.02	$17.28	$13.14	$11.99
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.01	(0.05)	(0.05)	(0.02)	(0.10)
Net realized and unrealized gains (losses)	3.21	(0.15)	(0.17) [2]	0.79	4.16	1.25
Total from investment operations	3.24	(0.14)	(0.22)	0.74	4.14	1.15
Less distributions:
Distributions from net investment income	(0.03)	—	(0.03)	—	—	—
Distributions from net realized gains	(0.19)	(1.06)	(0.35)	—	—	—
Total distributions	(0.22)	(1.06)	(0.38)	—	—	—
Net asset value at end of period	$19.24	$16.22	$17.42	$18.02	$17.28	$13.14
Total return	19.97% [3]	(0.64%)	(1.18%)	4.28%	31.51%	9.59%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.35% [4]	1.35%	1.35%	1.35%	1.35%	1.42% [5]
Gross operating expenses	1.54% [4]	1.56%	1.55%	1.56%	1.59%	1.59%
Net investment income (loss)	0.37% [4]	0.04%	(0.26%)	(0.26%)	(0.16%)	(0.79%)
Portfolio turnover rate	69% [3]	85%	51%	79%	97%	144%
Net assets, end of period (x 1,000,000)	$64	$55	$62	$70	$76	$65

Select Shares	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$16.55	$17.73	$18.33	$17.56	$13.33	$12.14
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.03	(0.02)	(0.02)	(0.00) [6]	(0.08)
Net realized and unrealized gains (losses)	3.27	(0.15)	(0.17) [2]	0.79	4.23	1.27
Total from investment operations	3.32	(0.12)	(0.19)	0.77	4.23	1.19
Less distributions:
Distributions from net investment income	(0.05)	—	(0.06)	—	—	—
Distributions from net realized gains	(0.19)	(1.06)	(0.35)	—	—	—
Total distributions	(0.24)	(1.06)	(0.41)	—	—	—
Net asset value at end of period	$19.63	$16.55	$17.73	$18.33	$17.56	$13.33
Total return	20.08% [3]	(0.50%)	(0.99%)	4.39%	31.73%	9.80%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.20% [4]	1.20%	1.20%	1.20%	1.20%	1.27% [5]
Gross operating expenses	1.50% [4]	1.52%	1.51%	1.51%	1.53%	1.51%
Net investment income (loss)	0.52% [4]	0.19%	(0.09%)	(0.13%)	(0.03%)	(0.60%)
Portfolio turnover rate	69% [3]	85%	51%	79%	97%	144%
Net assets, end of period (x 1,000,000)	$108	$98	$107	$122	$113	$88
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
6
Per-share amount was less than $0.005.
13
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
92.9%	Common Stock	140,224,668	159,555,797
7.9%	Other Investment Companies	13,417,772	13,595,342
0.0%	Rights	2,466	2,466
100.8%	Total Investments	153,644,906	173,153,605
(0.8%)	Other Assets and Liabilities, Net		(1,301,830)
100.0%	Net Assets		171,851,775

Security	Number of Shares	Value ($)
Common Stock 92.9% of net assets

Automobiles & Components 0.6%
Dana, Inc.	24,353	472,935
Visteon Corp. *	5,431	559,122
		1,032,057

Banks 10.0%
1st Source Corp.	12,040	581,652
Banc of California, Inc.	22,920	497,364
Bank of the Ozarks, Inc.	2,193	104,102
Banner Corp.	12,481	688,951
FCB Financial Holdings, Inc., Class A *	8,300	392,175
First Busey Corp.	30,248	905,928
First Midwest Bancorp, Inc.	69,939	1,588,315
Flushing Financial Corp.	32,145	947,635
Great Western Bancorp, Inc.	39,842	1,641,490
Hancock Holding Co.	32,435	1,514,715
Home BancShares, Inc.	8,415	214,162
Huntington Bancshares, Inc.	39,848	512,445
International Bancshares Corp.	41,198	1,540,805
KeyCorp	41,760	761,702
MB Financial, Inc.	30,945	1,315,472
MGIC Investment Corp. *	113,176	1,192,875
Northwest Bancshares, Inc.	85,859	1,385,764
Pinnacle Financial Partners, Inc.	3,815	244,160
SVB Financial Group *	3,347	588,871
Texas Capital Bancshares, Inc. *	6,635	504,924
		17,123,507

Capital Goods 11.2%
Actuant Corp., Class A	18,719	511,029
Albany International Corp., Class A	39,702	1,935,472
Babcock & Wilcox Enterprises, Inc. *	36,943	346,156
Beacon Roofing Supply, Inc. *	10,265	508,836
CIRCOR International, Inc.	21,690	1,446,940
Cubic Corp.	29,384	1,525,030
EnPro Industries, Inc.	7,333	518,076
ESCO Technologies, Inc.	27,634	1,626,261
GATX Corp.	18,311	1,096,829
HD Supply Holdings, Inc. *	4,287	172,766
Hubbell, Inc.	3,962	448,221
Lindsay Corp.	6,916	600,724
Luxfer Holdings plc ADR	46,311	541,376
Mueller Industries, Inc.	51,362	1,645,638
Security	Number of Shares	Value ($)
Primoris Services Corp.	35,995	826,805
Regal Beloit Corp.	6,411	505,507
Simpson Manufacturing Co., Inc.	11,974	499,436
Snap-on, Inc.	1,076	180,262
Teledyne Technologies, Inc. *	4,275	576,398
Tennant Co.	900	65,925
The Toro Co.	4,393	285,194
Thermon Group Holdings, Inc. *	47,002	963,541
TriMas Corp. *	62,942	1,444,519
Watts Water Technologies, Inc., Class A	8,136	506,059
Woodward, Inc.	8,036	543,796
		19,320,796

Commercial & Professional Services 6.6%
ACCO Brands Corp. *	75,822	1,080,464
Essendant, Inc.	39,404	658,047
Exponent, Inc.	7,453	455,751
FTI Consulting, Inc. *	35,593	1,231,162
Healthcare Services Group, Inc.	11,285	518,094
Huron Consulting Group, Inc. *	16,996	756,322
ICF International, Inc. *	5,800	256,070
Knoll, Inc.	23,240	556,830
Korn/Ferry International	14,581	472,424
Matthews International Corp., Class A	22,051	1,511,596
Mistras Group, Inc. *	31,660	712,350
SP Plus Corp. *	38,490	1,325,981
Steelcase, Inc., Class A	61,173	1,043,000
The Advisory Board Co. *	6,370	325,507
TrueBlue, Inc. *	17,012	465,278
		11,368,876

Consumer Durables & Apparel 1.8%
CalAtlantic Group, Inc.	8,780	318,012
G-III Apparel Group Ltd. *	39,739	941,814
Helen of Troy Ltd. *	4,800	451,200
Nautilus, Inc. *	19,030	346,346
TRI Pointe Group, Inc. *	43,740	544,563
Universal Electronics, Inc. *	8,012	555,232
		3,157,167

Consumer Services 3.3%
Boyd Gaming Corp. *	28,775	652,617
Bright Horizons Family Solutions, Inc. *	10,997	837,092
ClubCorp Holdings, Inc.	24,447	328,812
Extended Stay America, Inc.	27,623	481,745
Jack in the Box, Inc.	7,435	758,147
Penn National Gaming, Inc. *	25,399	469,374
Planet Fitness, Inc., Class A	41,028	853,382
Sotheby's *	11,310	535,642
The Cheesecake Factory, Inc.	11,120	713,459
		5,630,270

Diversified Financials 3.2%
E*TRADE Financial Corp. *	13,220	456,751
Evercore Partners, Inc., Class A	3,651	269,261

14
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
FNFV Group *	21,454	293,920
Green Dot Corp., Class A *	11,366	389,740
Houlihan Lokey, Inc.	11,334	380,142
Janus Capital Group, Inc.	33,463	457,105
Ladder Capital Corp.	1	15
Leucadia National Corp.	25,731	653,310
Raymond James Financial, Inc.	6,172	459,937
SLM Corp. *	102,186	1,281,412
Solar Capital Ltd.	25,570	583,252
Virtu Financial, Inc., Class A	19,714	303,596
		5,528,441

Energy 2.7%
Arch Coal, Inc., Class A *	7,744	543,939
Carrizo Oil & Gas, Inc. *	14,766	371,365
Dorian LPG Ltd. *	41,230	374,781
Dril-Quip, Inc. *	3,573	184,188
Era Group, Inc. *	27,336	347,441
Resolute Energy Corp. *	12,590	471,495
Scorpio Tankers, Inc.	159,687	702,623
SEACOR Holdings, Inc. *	14,794	971,374
Tesco Corp. *	30,200	197,810
Unit Corp. *	10,072	216,447
US Silica Holdings, Inc.	6,000	249,000
		4,630,463

Food & Staples Retailing 0.7%
Smart & Final Stores, Inc. *	83,880	989,784
U.S. Foods Holding Corp. *	5,138	144,892
		1,134,676

Food, Beverage & Tobacco 0.5%
Blue Buffalo Pet Products, Inc. *	20,750	511,487
Vector Group Ltd.	14,768	320,761
		832,248

Health Care Equipment & Services 6.5%
Allscripts Healthcare Solutions, Inc. *	87,075	1,042,288
Amedisys, Inc. *	11,460	621,132
Brookdale Senior Living, Inc. *	16,413	213,205
Chemed Corp.	2,670	537,685
CorVel Corp. *	14,266	634,837
DexCom, Inc. *	6,535	509,469
Haemonetics Corp. *	26,888	1,126,069
HealthEquity, Inc. *	12,010	546,695
HealthSouth Corp.	18,542	869,620
Hill-Rom Holdings, Inc.	6,089	460,572
ICU Medical, Inc. *	6,027	926,953
Masimo Corp. *	2,694	276,781
Merit Medical Systems, Inc. *	20,602	694,287
Natus Medical, Inc. *	28,280	989,800
Neogen Corp *	1,335	83,210
NuVasive, Inc. *	6,819	494,446
Omnicell, Inc. *	7,786	322,340
Owens & Minor, Inc.	11,020	381,843
Select Medical Holdings Corp. *	28,029	385,399
		11,116,631

Household & Personal Products 0.2%
Avon Products, Inc. *	72,625	352,231

Security	Number of Shares	Value ($)
Insurance 0.7%
Kemper Corp.	17,580	691,773
Primerica, Inc.	4,525	379,195
State National Cos., Inc.	13,791	202,314
		1,273,282

Materials 6.7%
Boise Cascade Co. *	20,523	625,951
Commercial Metals Co.	22,739	423,855
Deltic Timber Corp.	14,753	1,141,440
Ferroglobe Representation & Warranty Insurance *(b)	1,153	—
Greif, Inc., Class A	32,340	1,895,771
H.B. Fuller Co.	9,674	511,077
Hecla Mining Co.	52,119	284,049
KapStone Paper & Packaging Corp.	19,545	412,204
Methanex Corp.	19,279	884,906
Minerals Technologies, Inc.	7,152	562,862
Multi Packaging Solutions International Ltd. *	34,680	622,506
Neenah Paper, Inc.	6,480	507,708
Packaging Corp. of America	4,894	483,429
PolyOne Corp.	10,983	430,643
Sensient Technologies Corp.	18,536	1,516,245
The Mosaic Co.	10,689	287,855
US Concrete, Inc. *	4,355	270,010
Valvoline, Inc.	13,333	296,659
Worthington Industries, Inc.	9,469	411,902
		11,569,072

Media 1.9%
AMC Entertainment Holdings, Inc., Class A	15,583	472,165
IMAX Corp. *	17,284	527,162
Nexstar Media Group, Inc.	16,674	1,150,506
Sinclair Broadcast Group, Inc., Class A	29,677	1,170,758
		3,320,591

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
Aerie Pharmaceuticals, Inc. *	5,471	240,998
Catalent, Inc. *	17,716	518,724
Charles River Laboratories International, Inc. *	13,781	1,236,156
Clovis Oncology, Inc. *	2,685	155,435
Dermira, Inc. *	13,420	457,085
Epizyme, Inc. *	8,878	160,248
Exact Sciences Corp. *	15,957	478,870
Exelixis, Inc. *	3,633	81,379
GW Pharmaceuticals plc ADR *	208	24,696
Halozyme Therapeutics, Inc. *	19,644	273,837
Horizon Pharma plc *	15,401	236,867
Jazz Pharmaceuticals plc *	3,911	622,944
Lexicon Pharmaceuticals, Inc. *	14,109	220,241
Ligand Pharmaceuticals, Inc. *	3,272	363,748
MacroGenics, Inc. *	6,976	150,751
Myovant Sciences Ltd. *	5,364	69,678
Pacira Pharmaceuticals, Inc. *	6,414	311,400
Phibro Animal Health Corp., Class A	18,183	540,944
Portola Pharmaceuticals, Inc. *	7,495	299,725
Prestige Brands Holdings, Inc. *	9,177	526,852
Prothena Corp. plc *	4,784	258,958
Radius Health, Inc. *	7,114	277,944
Sage Therapeutics, Inc. *	13,910	987,610
Sarepta Therapeutics, Inc. *	7,310	265,061

15
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TherapeuticsMD, Inc. *	215,671	1,099,922
Ultragenyx Pharmaceutical, Inc. *	2,902	186,860
		10,046,933

Real Estate 3.6%
Corporate Office Properties Trust	23,157	758,160
DiamondRock Hospitality Co.	55,986	616,406
DuPont Fabros Technology, Inc.	11,105	572,463
EastGroup Properties, Inc.	5,491	429,671
Education Realty Trust, Inc.	19,297	748,145
QTS Realty Trust, Inc., Class A	13,636	728,708
Ramco-Gershenson Properties Trust	55,630	741,548
Summit Hotel Properties, Inc.	53,134	878,305
Terreno Realty Corp.	13,013	401,841
Urban Edge Properties	13,233	337,441
		6,212,688

Retailing 4.6%
American Eagle Outfitters, Inc.	41,953	591,118
At Home Group, Inc. *	22,095	386,884
Big Lots, Inc.	14,858	750,180
Camping World Holdings, Inc., Class A	17,233	532,844
DSW, Inc., Class A	15,819	326,188
Fred's, Inc., Class A	58,516	861,356
J. Jill, Inc. *	17,225	227,370
Lithia Motors, Inc., Class A	9,007	860,619
Monro Muffler Brake, Inc.	8,932	463,124
Office Depot, Inc.	167,420	832,077
Pool Corp.	3,128	374,171
Stage Stores, Inc.	44,400	127,872
The Cato Corp., Class A	24,180	545,501
The Children's Place, Inc.	4,855	557,354
Williams-Sonoma, Inc.	9,816	530,555
		7,967,213

Semiconductors & Semiconductor Equipment 2.6%
Impinj, Inc. *	8,010	300,215
Integrated Device Technology, Inc. *	32,858	788,263
Marvell Technology Group Ltd.	8,356	125,507
Maxim Integrated Products, Inc.	2,039	90,022
Microsemi Corp. *	13,904	652,654
Monolithic Power Systems, Inc.	4,195	383,842
Power Integrations, Inc.	6,462	426,169
Synaptics, Inc. *	9,628	527,326
Teradyne, Inc.	24,777	873,885
United Microelectronics Corp. ADR	143,052	277,521
		4,445,404

Software & Services 8.7%
Broadridge Financial Solutions, Inc.	2,912	203,665
BroadSoft, Inc. *	16,699	641,242
Cardtronics plc, Class A *	15,637	650,186
CommVault Systems, Inc. *	15,074	760,483
Coupa Software, Inc. *	10,987	304,889
Criteo S.A. ADR *	13,638	741,771
Ellie Mae, Inc. *	7,347	747,631
Envestnet, Inc. *	5,126	178,385
EPAM Systems, Inc. *	11,301	870,177
Euronet Worldwide, Inc. *	5,087	420,288
Fair Isaac Corp.	5,686	770,339
First Data Corp., Class A *	28,795	449,778
Forrester Research, Inc.	28,137	1,140,955
Guidewire Software, Inc. *	8,619	529,982
j2 Global, Inc.	5,615	506,698
Security	Number of Shares	Value ($)
Manhattan Associates, Inc. *	7,896	368,664
Match Group, Inc. *	16,004	298,155
Nuance Communications, Inc. *	10,575	189,187
Proofpoint, Inc. *	9,966	751,137
PROS Holdings, Inc. *	11,706	288,553
Rapid7, Inc. *	19,104	323,813
RingCentral, Inc., Class A *	15,399	491,998
SPS Commerce, Inc. *	6,577	363,445
Square, Inc., Class A *	57,021	1,040,063
Teradata Corp. *	29,428	858,709
WebMD Health Corp. *	3,190	172,994
WNS Holdings Ltd. ADR *	26,410	845,648
		14,908,835

Technology Hardware & Equipment 7.2%
Belden, Inc.	24,940	1,738,318
CalAmp Corp. *	17,382	311,833
Ciena Corp. *	47,551	1,089,394
Coherent, Inc. *	2,834	611,010
Cray, Inc. *	17,306	309,777
CTS Corp.	30,136	666,006
Diebold Nixdorf, Inc.	32,185	907,617
Electronics For Imaging, Inc. *	12,308	563,460
FLIR Systems, Inc.	25,252	927,506
Infinera Corp. *	45,875	455,080
Littelfuse, Inc.	2,979	459,213
Lumentum Holdings, Inc. *	7,947	339,734
Methode Electronics, Inc.	15,202	677,249
National Instruments Corp.	10,453	364,914
NetScout Systems, Inc. *	9,132	343,820
ScanSource, Inc. *	15,194	600,163
Universal Display Corp.	4,506	402,611
VeriFone Systems, Inc. *	13,252	245,692
Viavi Solutions, Inc. *	112,986	1,129,860
Zebra Technologies Corp., Class A *	1,685	158,845
		12,302,102

Telecommunication Services 0.5%
Boingo Wireless, Inc. *	16,305	232,998
Cogent Communications Holdings, Inc.	12,573	565,785
		798,783

Transportation 2.2%
Allegiant Travel Co.	4,187	608,790
Avis Budget Group, Inc. *	29,306	893,833
Forward Air Corp.	13,239	703,917
Knight Transportation, Inc.	29,407	1,008,660
Werner Enterprises, Inc.	22,346	610,046
		3,825,246

Utilities 1.0%
Calpine Corp. *	35,645	363,579
New Jersey Resources Corp.	13,953	563,003
Spire, Inc.	10,674	731,703
		1,658,285
Total Common Stock
(Cost $140,224,668)		159,555,797

16
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Laudus Small-Cap MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 7.9% of net assets

Equity Funds 1.4%
iShares Russell 2000 ETF	9,713	1,350,690
iShares Russell 2000 Growth ETF	6,297	1,037,179
		2,387,869

Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (a)	5,252,833	5,252,833

U.S. Stock 3.5%
iShares Micro-Cap ETF	68,800	5,954,640
Total Other Investment Companies
(Cost $13,417,772)		13,595,342

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	1,269	1,408
Tobira Therapeutics, Inc. *(b)	77	1,058
Total Rights
(Cost $2,466)		2,466

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $154,172,885 and the unrealized appreciation and depreciation were $24,957,435 and ($5,976,715), respectively, with a net appreciation of $18,980,720.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CVR —	Contingent Value Rights
ETF —	Exchange-traded fund
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	8	559,360	11,771

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$147,986,725	$—	$—	$147,986,725
Materials	11,569,072	—	— *	11,569,072
Other Investment Companies[1]	13,595,342	—	—	13,595,342
Rights [1]	—	—	2,466	2,466
Total	$173,151,139	$—	$2,466	$173,153,605
Other Financial Instruments
Futures Contracts[2]	$11,771	$—	$—	$11,771
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
17
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See financial notes

Laudus Small-Cap MarketMasters Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $153,644,906)		$173,153,605
Deposit with broker for futures contracts		369,600
Receivables:
Investments sold		1,478,695
Dividends		31,169
Fund shares sold		7,980
Prepaid expenses	+	20,478
Total assets		175,061,527
Liabilities
Payables:
Investments bought		2,879,448
Investment adviser and administrator fees		136,650
Shareholder service fees		19,621
Independent trustees' fees		298
Fund shares redeemed		114,789
Variation margin on futures contracts		8,280
Due to custodian		5,003
Accrued expenses	+	45,663
Total liabilities		3,209,752
Net Assets
Total assets		175,061,527
Total liabilities	–	3,209,752
Net assets		$171,851,775
Net Assets by Source
Capital received from investors		136,458,982
Net investment income not yet distributed		226,172
Net realized capital gains		15,646,151
Net unrealized capital appreciation		19,520,470

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$64,275,302		3,340,029		$19.24
Select Shares	$107,576,473		5,480,926		$19.63

18
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Laudus Small-Cap MarketMasters Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,420)		$1,456,366
Interest	+	1,482
Total investment income		1,457,848
Expenses
Investment adviser and administrator fees		990,534
Shareholder service fees:
Investor Shares		75,857
Select Shares		105,735
Custodian fees		30,521
Portfolio accounting fees		26,895
Professional fees		20,262
Registration fees		15,117
Shareholder reports		10,299
Independent trustees' fees		4,333
Transfer agent fees		2,513
Interest expense		77
Other expenses	+	1,621
Total expenses		1,283,764
Expense reduction by CSIM and its affiliates	–	220,800
Net expenses	–	1,062,964
Net investment income		394,884
Realized and Unrealized Gains (Losses)
Net realized gains on investments		15,893,350
Net realized gains on futures contracts	+	43,211
Net realized gains		15,936,561
Net change in unrealized appreciation (depreciation) on investments		13,858,463
Net change in unrealized appreciation (depreciation) on futures contracts	+	30,574
Net change in unrealized appreciation (depreciation)	+	13,889,037
Net realized and unrealized gains		29,825,598
Increase in net assets resulting from operations		$30,220,482
19
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus Small-Cap MarketMasters Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$394,884	$210,511
Net realized gains		15,936,561	1,168,816
Net change in unrealized appreciation (depreciation)	+	13,889,037	(2,420,138)
Increase (decrease) in net assets from operations		30,220,482	(1,040,811)
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(88,307)	—
Select Shares	+	(286,345)	—
Total distributions from net investment income		(374,652)	—
Distributions from net realized gains
Investor Shares		(624,867)	(3,793,537)
Select Shares	+	(1,055,222)	(6,231,390)
Total distributions from net realized gains		(1,680,089)	(10,024,927)
Total distributions		($2,054,741)	($10,024,927)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		117,650	$2,198,978	40,792	$680,024
Select Shares	+	24,317	443,370	315,043	5,053,827
Total shares sold		141,967	$2,642,348	355,835	$5,733,851
Shares Reinvested
Investor Shares		33,695	$630,426	212,542	$3,368,785
Select Shares	+	68,980	1,315,446	378,685	6,115,760
Total shares reinvested		102,675	$1,945,872	591,227	$9,484,545
Shares Redeemed
Investor Shares		(198,969)	($3,703,586)	(440,313)	($7,015,212)
Select Shares	+	(533,561)	(10,125,616)	(782,174)	(13,027,787)
Total shares redeemed		(732,530)	($13,829,202)	(1,222,487)	($20,042,999)
Net transactions in fund shares		(487,888)	($9,240,982)	(275,425)	($4,824,603)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,308,843	$152,927,016	9,584,268	$168,817,357
Total increase or decrease	+	(487,888)	18,924,759	(275,425)	(15,890,341)
End of period		8,820,955	$171,851,775	9,308,843	$152,927,016
Net investment income not yet distributed			$226,172		$205,940
20
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Financial Statements
Financial Highlights
Investor Shares	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$21.17	$22.71	$22.95	$23.68	$19.03	$17.45
Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	0.17 [1]	0.18 [1]	0.25	0.23	0.21
Net realized and unrealized gains (losses)	2.52	(0.24)	(0.10)	(0.66)	4.85	1.52
Total from investment operations	2.57	(0.07)	0.08	(0.41)	5.08	1.73
Less distributions:
Distributions from net investment income	(0.15)	(0.27)	(0.32)	(0.32)	(0.43)	(0.15)
Distributions from net realized gains	—	(1.20)	—	—	—	—
Total distributions	(0.15)	(1.47)	(0.32)	(0.32)	(0.43)	(0.15)
Net asset value at end of period	$23.59	$21.17	$22.71	$22.95	$23.68	$19.03
Total return	12.22% [2]	(0.14%)	0.39%	(1.73%)	27.23%	10.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.40% [3]	1.40%	1.40%	1.40%	1.40%	1.53% [4]
Gross operating expenses	1.60% [3]	1.61%	1.59%	1.59%	1.60%	1.62%
Net investment income (loss)	0.46% [3]	0.81%	0.76%	1.06%	1.10%	1.19%
Portfolio turnover rate	39% [2]	69%	72%	74%	65%	68%
Net assets, end of period (x 1,000,000)	$458	$447	$536	$631	$675	$592

Select Shares	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$21.16	$22.71	$22.95	$23.68	$19.03	$17.46
Income (loss) from investment operations:
Net investment income (loss)	0.07 [1]	0.19 [1]	0.21 [1]	0.28	0.28	0.25
Net realized and unrealized gains (losses)	2.51	(0.23)	(0.10)	(0.65)	4.83	1.50
Total from investment operations	2.58	(0.04)	0.11	(0.37)	5.11	1.75
Less distributions:
Distributions from net investment income	(0.18)	(0.31)	(0.35)	(0.36)	(0.46)	(0.18)
Distributions from net realized gains	—	(1.20)	—	—	—	—
Total distributions	(0.18)	(1.51)	(0.35)	(0.36)	(0.46)	(0.18)
Net asset value at end of period	$23.56	$21.16	$22.71	$22.95	$23.68	$19.03
Total return	12.32% [2]	0.00% [5]	0.56%	(1.57%)	27.43%	10.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.25% [3]	1.25%	1.25%	1.25%	1.25%	1.37% [4]
Gross operating expenses	1.53% [3]	1.54%	1.50%	1.47%	1.44%	1.47%
Net investment income (loss)	0.62% [3]	0.93%	0.91%	1.20%	1.26%	1.40%
Portfolio turnover rate	39% [2]	69%	72%	74%	65%	68%
Net assets, end of period (x 1,000,000)	$1,128	$1,063	$1,395	$1,592	$1,590	$1,062
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
5
Less than 0.005%.
21
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
95.8%	Common Stock	1,246,233,340	1,519,220,474
1.1%	Preferred Stock	14,283,224	17,082,362
2.8%	Other Investment Companies	45,488,117	45,488,092
0.0%	Rights	2,658	2,440
0.0%	Short-Term Investments	29,972	29,975
99.7%	Total Investments	1,306,037,311	1,581,823,343
0.3%	Other Assets and Liabilities, Net		4,041,085
100.0%	Net Assets		1,585,864,428

Security	Number of Shares	Value ($)
Common Stock 95.8% of net assets

Australia 4.2%
Banks 0.1%
Australia & New Zealand Banking Group Ltd.	11,873	290,639
Bank of Queensland Ltd.	1,440	12,884
Bendigo & Adelaide Bank Ltd.	1,903	17,513
Commonwealth Bank of Australia	6,987	456,348
National Australia Bank Ltd.	10,736	272,503
Westpac Banking Corp.	13,570	355,734
		1,405,621
Capital Goods 0.0%
CIMIC Group Ltd.	474	13,136
Commercial & Professional Services 0.2%
Brambles Ltd.	6,414	49,632
Downer EDI Ltd.	164,247	721,757
SEEK Ltd.	1,289	16,420
Spotless Group Holdings Ltd.	2,723,153	2,200,161
		2,987,970
Consumer Services 0.4%
Aristocrat Leisure Ltd.	2,157	31,699
Crown Resorts Ltd.	1,727	16,148
Domino's Pizza Enterprises Ltd.	10,135	463,473
Flight Centre Travel Group Ltd.	276	6,492
InvoCare Ltd.	580,149	6,329,725
Tabcorp Holdings Ltd.	3,225	11,458
Tatts Group Ltd.	5,747	18,488
		6,877,483
Diversified Financials 0.9%
AMP Ltd.	1,943,393	7,786,539
ASX Ltd.	772	29,266
Challenger Ltd.	2,242	22,144
Macquarie Group Ltd.	85,463	5,936,843
		13,774,792
Energy 0.0%
Caltex Australia Ltd.	1,038	23,170
Origin Energy Ltd. *	6,996	37,647
Santos Ltd. *	7,280	18,900
Woodside Petroleum Ltd.	3,065	73,779
		153,496
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Wesfarmers Ltd.	4,589	147,718
Woolworths Ltd.	5,229	105,112
		252,830
Food, Beverage & Tobacco 0.4%
Coca-Cola Amatil Ltd.	2,276	15,951
Costa Group Holdings Ltd.	1,170,883	3,843,478
Inghams Group Ltd.	864,923	2,027,604
Treasury Wine Estates Ltd.	2,941	26,405
		5,913,438
Health Care Equipment & Services 0.1%
Cochlear Ltd.	228	23,867
Healthscope Ltd.	6,723	11,103
Nanosonics Ltd. *	496,670	1,174,323
Ramsay Health Care Ltd.	564	30,243
Sonic Healthcare Ltd.	1,573	26,004
		1,265,540
Insurance 0.0%
Insurance Australia Group Ltd.	9,835	45,653
Medibank Pvt Ltd.	10,964	23,868
QBE Insurance Group Ltd.	5,545	53,275
Suncorp Group Ltd.	5,203	53,636
		176,432
Materials 1.2%
Alumina Ltd.	9,544	13,102
Amcor Ltd.	4,684	55,076
BHP Billiton Ltd.	12,979	231,077
BlueScope Steel Ltd.	224,620	1,962,491
Boral Ltd.	4,665	21,504
Fortescue Metals Group Ltd.	6,208	24,606
Incitec Pivot Ltd.	6,620	18,755
James Hardie Industries plc CDI	1,776	30,051
Newcrest Mining Ltd.	3,100	49,734
Northern Star Resources Ltd.	813,790	2,645,874
Orica Ltd.	414,300	5,739,928
OZ Minerals Ltd.	69,105	366,936
Pact Group Holdings Ltd.	1,527,365	8,060,908
Rio Tinto Ltd.	1,715	77,641
South32 Ltd.	21,533	44,623
		19,342,306
Media 0.0%
REA Group Ltd.	247	11,343
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	1,844	182,851
Real Estate 0.8%
Charter Hall Retail REIT	1,776,835	5,947,557
Dexus Property Group	3,857	29,452
Goodman Group	7,138	43,340
LendLease Group	2,203	26,448
Mirvac Group	14,751	25,055
Scentre Group	21,526	69,454
Shopping Centres Australasia Property Group	3,390,072	5,864,530
Stockland	9,590	34,805
The GPT Group	7,163	28,137

22
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vicinity Centres	13,414	28,913
Westfield Corp.	7,984	54,295
		12,151,986
Retailing 0.1%
Bapcor Ltd.	290,023	1,134,153
Harvey Norman Holdings Ltd.	2,689	8,434
		1,142,587
Software & Services 0.0%
Computershare Ltd.	1,846	20,350
Telecommunication Services 0.0%
Telstra Corp., Ltd.	17,301	54,664
TPG Telecom Ltd.	1,746	7,703
Vocus Group Ltd.	2,601	6,557
		68,924
Transportation 0.0%
Aurizon Holdings Ltd.	8,180	31,543
Qantas Airways Ltd.	2,388	7,570
Sydney Airport	4,385	22,648
Transurban Group	8,260	75,462
		137,223
Utilities 0.0%
AGL Energy Ltd.	2,729	54,637
APA Group	4,441	30,457
AusNet Services	8,703	11,398
DUET Group	9,854	22,266
		118,758
		65,997,066

Austria 0.3%
Banks 0.0%
Erste Group Bank AG *	1,218	43,609
Raiffeisen Bank International AG *	475	10,828
		54,437
Capital Goods 0.0%
ANDRITZ AG	289	15,969
Energy 0.0%
OMV AG	586	26,992
Materials 0.3%
Lenzing AG	23,352	4,354,870
voestalpine AG	452	18,844
		4,373,714
		4,471,112

Belgium 0.7%
Banks 0.3%
KBC Group N.V.	64,215	4,640,617
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	322	30,886
Food & Staples Retailing 0.0%
Colruyt S.A.	267	13,720
Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev S.A./N.V.	3,090	348,460
Insurance 0.0%
Ageas	777	31,815
Materials 0.1%
Bekaert N.V.	11,862	597,069
Solvay S.A.	296	37,648
Umicore S.A.	379	22,205
		656,922
Security	Number of Shares	Value ($)
Media 0.0%
Telenet Group Holding N.V. *	209	12,699
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galapagos N.V. *	34,980	3,064,545
UCB S.A.	504	39,337
		3,103,882
Semiconductors & Semiconductor Equipment 0.1%
X-Fab Silicon Foundries SE *	231,530	2,057,998
Telecommunication Services 0.0%
Proximus	605	18,503
		10,915,502

Brazil 0.8%
Consumer Services 0.2%
CVC Brasil Operadora e Agencia de Viagens S.A.	368,800	3,597,312
Food, Beverage & Tobacco 0.1%
Ambev S.A. ADR	511,380	2,930,207
Real Estate 0.2%
Iguatemi Empresa de Shopping Centers S.A.	280,600	2,932,374
Transportation 0.2%
EcoRodovias Infraestrutura e Logistica S.A.	1,014,400	3,016,946
Utilities 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo	48,200	444,484
Engie Brasil Energia S.A.	40,900	438,115
		882,599
		13,359,438

Canada 5.1%
Capital Goods 1.4%
CAE, Inc.	714,643	10,915,576
Finning International, Inc.	24,132	458,933
New Flyer Industries, Inc.	132,790	4,946,611
WSP Global, Inc.	170,585	6,214,565
		22,535,685
Commercial & Professional Services 0.2%
Ritchie Bros. Auctioneers, Inc.	118,232	3,876,828
Consumer Durables & Apparel 0.1%
BRP, Inc. *	40,210	950,571
Energy 1.0%
Canadian Energy Services & Technology Corp.	359,130	1,696,926
Canadian Natural Resources Ltd.	113,527	3,616,098
Enerflex Ltd.	145,620	2,052,473
Parex Resources, Inc. *	252,170	3,131,229
Suncor Energy, Inc.	128,284	4,020,358
Trican Well Service Ltd. *	590,540	1,622,303
		16,139,387
Food, Beverage & Tobacco 0.3%
Premium Brands Holdings Corp.	64,140	4,014,594
Materials 0.4%
Alamos Gold, Inc., Class A	59,136	423,251
Hudbay Minerals, Inc.	333,270	1,989,781
Interfor Corp. *	205,960	3,041,759
Lundin Mining Corp.	137,032	730,811
		6,185,602

23
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Real Estate 0.5%
FirstService Corp.	61,230	3,810,475
Northview Apartment Real Estate Investment Trust	204,133	3,402,092
		7,212,567
Retailing 0.1%
Dollarama, Inc.	15,773	1,380,809
Software & Services 0.6%
Constellation Software, Inc.	2,772	1,267,824
Shopify, Inc., Class A *	56,580	4,297,251
The Descartes Systems Group, Inc. *	182,300	4,206,769
		9,771,844
Transportation 0.2%
Canadian National Railway Co.	51,463	3,719,903
Utilities 0.3%
Innergex Renewable Energy, Inc.	286,538	2,926,149
TransAlta Renewables, Inc.	212,602	2,428,091
		5,354,240
		81,142,030

China 3.9%
Automobiles & Components 0.5%
Nexteer Automotive Group Ltd.	4,803,288	7,479,367
Banks 0.4%
Industrial & Commercial Bank of China Ltd., Class H	9,359,000	6,100,810
Capital Goods 0.2%
Lonking Holdings Ltd.	14,023,000	3,904,593
Consumer Durables & Apparel 0.2%
Q Technology Group Co., Ltd. *	3,203,000	2,719,595
Health Care Equipment & Services 0.1%
Microport Scientific Corp. *	2,946,000	2,051,733
Insurance 0.4%
Ping An Insurance Group Co. of China Ltd., Class H	1,108,500	6,232,267
Materials 0.3%
Anhui Conch Cement Co., Ltd., Class H	488,500	1,708,311
China Resources Cement Holdings Ltd.	5,134,000	2,807,031
		4,515,342
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSPC Pharmaceutical Group Ltd.	688,000	954,267
Real Estate 0.1%
China Overseas Land & Investment Ltd.	726,000	2,105,826
Retailing 0.1%
Ctrip.com International Ltd. ADR *	43,929	2,218,854
Software & Services 1.3%
Alibaba Group Holding Ltd. ADR *	57,565	6,648,758
Baidu, Inc. ADR *	42,590	7,675,996
SINA Corp. *	9,319	715,792
Tencent Holdings Ltd.	158,500	4,966,331
		20,006,877
Technology Hardware & Equipment 0.2%
Tongda Group Holdings Ltd.	8,470,000	3,327,089
		61,616,620

Denmark 0.6%
Banks 0.0%
Danske Bank A/S	2,784	101,222
Capital Goods 0.0%
Vestas Wind Systems A/S	896	77,098
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.0%
ISS A/S	665	27,584
Consumer Durables & Apparel 0.1%
Pandora A/S	12,730	1,375,224
Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	427	42,607
Health Care Equipment & Services 0.1%
Ambu A/S, Class B	20,890	1,027,778
Coloplast A/S, Class B	474	40,587
William Demant Holding A/S *	575	13,160
		1,081,525
Insurance 0.0%
Tryg A/S	544	10,437
Materials 0.2%
Chr. Hansen Holding A/S	54,736	3,687,782
Novozymes A/S, B Shares	920	39,719
		3,727,501
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genmab A/S *	6,140	1,221,705
Novo Nordisk A/S, Class B	7,726	300,826
		1,522,531
Telecommunication Services 0.0%
TDC A/S	3,179	17,054
Transportation 0.1%
AP Moeller - Maersk A/S, Series A	15	24,885
AP Moeller - Maersk A/S, Series B	27	46,576
DSV A/S	35,608	1,982,847
		2,054,308
Utilities 0.0%
DONG Energy A/S	597	23,508
		10,060,599

Finland 0.2%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	452	19,427
Capital Goods 0.0%
Kone Oyj, Class B	1,364	62,433
Metso Oyj	439	15,722
Wartsila Oyj Abp	590	35,881
		114,036
Energy 0.0%
Neste Oyj	509	20,741
Insurance 0.0%
Sampo Oyj, A Shares	1,807	86,479
Materials 0.2%
Huhtamaki Oyj	13,275	514,572
Outokumpu Oyj	221,110	2,117,346
Stora Enso Oyj, R Shares	2,194	26,038
UPM-Kymmene Oyj	2,158	56,856
		2,714,812
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	403	23,096
Technology Hardware & Equipment 0.0%
Nokia Oyj	23,588	134,849
Telecommunication Services 0.0%
Elisa Oyj	565	19,214
Utilities 0.0%
Fortum Oyj	1,770	25,736
		3,158,390

24
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
France 10.2%
Automobiles & Components 0.9%
Compagnie Generale des Etablissements Michelin	30,771	4,024,879
Peugeot S.A. *	1,935	40,569
Plastic Omnium S.A.	25,589	1,001,470
Renault S.A.	778	72,549
Valeo S.A.	138,935	9,997,772
		15,137,239
Banks 1.2%
BNP Paribas S.A.	260,912	18,414,434
Credit Agricole S.A.	4,544	67,587
Natixis S.A.	3,811	26,521
Societe Generale S.A.	3,101	170,036
		18,678,578
Capital Goods 1.5%
Airbus SE	2,342	189,450
Alstom S.A. *	610	19,362
Bouygues S.A.	827	34,762
Compagnie de Saint-Gobain	2,019	108,939
Dassault Aviation S.A.	11	15,032
Eiffage S.A.	234	19,821
Legrand S.A.	1,080	69,909
LISI	115,288	4,520,995
Nexans S.A. *	73,410	4,080,997
Rexel S.A.	1,203	21,484
Safran S.A.	77,465	6,413,700
Schneider Electric SE	2,272	179,955
Tarkett S.A.	70,650	3,319,511
Thales S.A.	43,097	4,529,771
Vinci S.A.	2,060	175,591
Zodiac Aerospace	815	19,785
		23,719,064
Commercial & Professional Services 1.0%
Bureau Veritas S.A.	307,456	7,123,863
Edenred	836	21,416
Societe BIC S.A.	114	12,811
Teleperformance	68,920	8,666,611
		15,824,701
Consumer Durables & Apparel 0.9%
Christian Dior SE	11,884	3,259,358
Hermes International	2,997	1,432,775
Kering	12,216	3,786,448
LVMH Moet Hennessy Louis Vuitton SE	20,933	5,167,703
SEB S.A.	3,607	580,848
		14,227,132
Consumer Services 0.0%
Accor S.A.	681	31,053
Sodexo S.A.	373	47,405
		78,458
Diversified Financials 0.0%
Eurazeo S.A.	152	10,303
Wendel S.A.	112	15,700
		26,003
Energy 0.4%
TOTAL S.A.	115,611	5,934,682
Food & Staples Retailing 0.0%
Carrefour S.A.	2,294	54,026
Casino Guichard Perrachon S.A.	222	13,370
		67,396
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.9%
Danone S.A.	121,385	8,495,241
Pernod-Ricard S.A.	42,858	5,363,748
Remy Cointreau S.A.	112	11,298
		13,870,287
Health Care Equipment & Services 0.4%
BioMerieux	3,714	742,709
Essilor International S.A.	837	108,470
Korian S.A.	163,630	5,272,728
		6,123,907
Household & Personal Products 0.0%
L'Oreal S.A.	1,018	202,734
Insurance 0.0%
AXA S.A.	7,838	209,119
CNP Assurances	680	14,204
SCOR SE	649	25,673
		248,996
Materials 0.2%
Air Liquide S.A.	1,571	189,284
Arkema S.A.	21,936	2,322,649
Imerys S.A.	170	14,625
		2,526,558
Media 0.5%
Eutelsat Communications S.A.	822	19,448
JCDecaux S.A.	359	12,672
Lagardere S.C.A.	457	13,989
Publicis Groupe S.A.	99,776	7,203,433
SES S.A.	1,452	31,736
Vivendi S.A.	4,162	82,554
		7,363,832
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Boiron S.A.	37,758	3,590,995
Eurofins Scientific SE	6,457	3,180,244
Ipsen S.A.	8,131	946,636
Sanofi	17,006	1,606,961
		9,324,836
Real Estate 0.0%
Fonciere Des Regions	131	11,692
Gecina S.A.	164	23,325
ICADE	146	10,842
Klepierre	878	34,461
Nexity S.A. *	9,418	512,079
		592,399
Semiconductors & Semiconductor Equipment 0.1%
SOITEC *	44,860	1,904,725
STMicroelectronics N.V.	2,543	40,825
		1,945,550
Software & Services 0.5%
Alten S.A.	21,484	1,820,716
Atos SE	21,223	2,779,899
Capgemini S.A.	662	66,281
Dassault Systemes S.A.	521	46,484
Worldline S.A. *	91,490	3,034,150
		7,747,530
Technology Hardware & Equipment 0.3%
Ingenico Group S.A.	56,055	5,075,610
Telecommunication Services 0.0%
Iliad S.A.	105	25,486
Orange S.A.	8,063	124,794
SFR Group S.A. *	349	11,426
		161,706

25
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transportation 0.0%
Aeroports de Paris	118	15,739
Bollore S.A.	3,459	14,074
Groupe Eurotunnel SE	1,859	20,423
		50,236
Utilities 0.8%
Electricite de France S.A.	1,463	12,213
Engie S.A.	6,399	90,226
Rubis S.C.A.	129,205	13,126,167
Suez	1,383	22,718
Veolia Environnement S.A.	1,910	36,348
		13,287,672
		162,215,106

Georgia 0.0%
Banks 0.0%
BGEO Group plc	13,865	645,269

Germany 8.2%
Automobiles & Components 2.0%
Bayerische Motoren Werke AG	86,339	8,248,980
Continental AG	37,434	8,385,113
Daimler AG	195,205	14,545,561
Volkswagen AG	129	20,800
		31,200,454
Banks 0.0%
Commerzbank AG *	4,307	42,224
Capital Goods 2.4%
Brenntag AG	617	36,577
Duerr AG	88,231	8,792,254
GEA Group AG	729	30,992
HOCHTIEF AG	83	14,948
KION Group AG	15,197	1,029,526
MAN SE	140	14,709
MTU Aero Engines AG	90,848	13,030,677
Norma Group SE	64,327	3,449,186
OSRAM Licht AG	354	23,714
Rational AG	5,444	2,736,182
Siemens AG	24,402	3,500,293
Stabilus S.A.	76,947	5,573,082
		38,232,140
Consumer Durables & Apparel 0.1%
adidas AG	9,220	1,848,504
Hugo Boss AG	262	19,923
		1,868,427
Diversified Financials 0.2%
Aurelius Equity Opportunities SE & Co. KGaA	45,850	2,263,232
Deutsche Bank AG *	8,364	150,391
Deutsche Boerse AG	781	76,444
		2,490,067
Food & Staples Retailing 0.0%
METRO AG	710	23,366
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG, Class B	55,340	2,515,665
Fresenius Medical Care AG & Co. KGaA	869	77,140
Fresenius SE & Co. KGaA	1,657	134,433
		2,727,238
Household & Personal Products 0.0%
Beiersdorf AG	403	40,079
Henkel AG & Co. KGaA	420	48,993
		89,072
Security	Number of Shares	Value ($)
Insurance 0.9%
Allianz SE	74,714	14,223,872
Hannover Rueck SE	240	28,791
Muenchener Rueckversicherungs-Gesellschaft AG	651	124,809
		14,377,472
Materials 0.4%
BASF SE	42,156	4,106,792
Covestro AG	12,564	979,129
Evonik Industries AG	30,401	1,015,089
HeidelbergCement AG	602	55,732
K&S AG	751	17,918
LANXESS AG	364	26,283
Linde AG	750	134,766
Symrise AG	492	34,444
ThyssenKrupp AG	1,468	34,983
		6,405,136
Media 0.2%
Axel Springer SE	220	12,344
CTS Eventim AG & Co. KGaA	81,800	3,148,466
ProSiebenSat.1 Media SE	930	39,478
RTL Group S.A. *	187	14,493
		3,214,781
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG	3,353	414,877
Merck KGaA	522	61,320
MorphoSys AG *	37,980	2,305,837
QIAGEN N.V. *	95,769	2,868,970
		5,651,004
Real Estate 0.1%
Deutsche Wohnen AG	1,442	49,307
Vonovia SE	62,321	2,256,281
		2,305,588
Retailing 0.4%
Fielmann AG	90,057	6,884,744
Zalando SE *	343	15,130
		6,899,874
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	157,851	3,262,708
Software & Services 0.5%
Bechtle AG	4,582	525,720
SAP SE	59,254	5,935,234
United Internet AG	489	22,507
Wirecard AG	13,834	818,010
		7,301,471
Telecommunication Services 0.2%
Deutsche Telekom AG	176,019	3,087,513
Telefonica Deutschland Holding AG	3,571	17,315
		3,104,828
Transportation 0.0%
Deutsche Lufthansa AG	1,118	19,288
Deutsche Post AG	3,922	140,972
Fraport AG Frankfurt Airport Services Worldwide	196	15,420
		175,680
Utilities 0.0%
E.ON SE	8,843	68,934
Innogy SE	552	20,294
RWE AG *	1,950	32,298
		121,526
		129,493,056

26
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hong Kong 1.6%
Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	15,000	61,643
Hang Seng Bank Ltd.	3,100	62,794
The Bank of East Asia Ltd.	4,800	19,849
		144,286
Capital Goods 0.0%
CK Hutchison Holdings Ltd.	11,038	137,834
NWS Holdings Ltd.	7,384	13,867
		151,701
Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	28,000	11,724
Techtronic Industries Co., Ltd.	5,500	23,597
Yue Yuen Industrial Holdings Ltd.	3,000	11,860
		47,181
Consumer Services 0.7%
Galaxy Entertainment Group Ltd.	397,000	2,205,516
Melco International Development Ltd.	2,864,000	5,879,977
Melco Resorts & Entertainment Ltd. ADR	122,135	2,680,863
MGM China Holdings Ltd.	3,600	8,189
Sands China Ltd.	10,000	45,292
Shangri-La Asia Ltd.	6,000	8,587
SJM Holdings Ltd.	8,683	8,418
Wynn Macau Ltd. *	6,400	14,029
		10,850,871
Diversified Financials 0.0%
First Pacific Co., Ltd.	10,000	7,700
Hong Kong Exchanges & Clearing Ltd.	4,700	115,592
		123,292
Food, Beverage & Tobacco 0.0%
WH Group Ltd.	32,000	28,549
Insurance 0.2%
AIA Group Ltd.	466,600	3,229,542
Real Estate 0.0%
Cheung Kong Property Holdings Ltd.	11,038	79,023
Hang Lung Group Ltd.	4,000	16,680
Hang Lung Properties Ltd.	9,000	23,581
Henderson Land Development Co., Ltd.	4,635	29,342
Hongkong Land Holdings Ltd.	4,700	36,223
Hysan Development Co., Ltd.	3,000	14,148
Kerry Properties Ltd.	3,000	11,215
Link REIT	9,000	64,692
New World Development Co., Ltd.	23,000	28,601
Sino Land Co., Ltd.	12,000	20,307
Sun Hung Kai Properties Ltd.	5,702	85,444
Swire Pacific Ltd., Class A	2,000	19,286
Swire Properties Ltd.	5,600	18,774
The Wharf Holdings Ltd.	5,349	45,606
Wheelock & Co., Ltd.	3,000	23,368
		516,290
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	207,400	3,087,663
Technology Hardware & Equipment 0.2%
China High Precision Automation Group Ltd. *(e)	766,000	—
Sunny Optical Technology Group Co., Ltd.	316,000	2,596,470
		2,596,470
Telecommunication Services 0.2%
HKBN Ltd.	2,530,983	2,734,998
HKT Trust & HKT Ltd.	15,120	19,342
PCCW Ltd.	21,000	11,856
		2,766,196
Security	Number of Shares	Value ($)
Transportation 0.1%
Cathay Pacific Airways Ltd.	6,000	8,635
MTR Corp., Ltd.	6,000	34,519
Pacific Basin Shipping Ltd. *	9,827,000	1,951,886
		1,995,040
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	2,574	22,534
CLP Holdings Ltd.	6,500	68,550
HK Electric Investments & HK Electric Investments Ltd.	13,000	11,494
Hong Kong & China Gas Co., Ltd.	31,107	62,148
Power Assets Holdings Ltd.	5,500	49,468
		214,194
		25,751,275

Hungary 0.0%
Energy 0.0%
MOL Hungarian Oil & Gas plc	7,916	595,500

India 1.9%
Automobiles & Components 0.2%
Maruti Suzuki India Ltd.	19,452	1,971,561
Motherson Sumi Systems Ltd. *	103,645	646,120
		2,617,681
Banks 0.8%
Axis Bank Ltd.	175,100	1,386,502
HDFC Bank Ltd.	119,002	2,855,849
Indiabulls Housing Finance Ltd.	339,404	5,360,217
IndusInd Bank Ltd.	51,883	1,165,037
Yes Bank Ltd.	97,688	2,476,219
		13,243,824
Capital Goods 0.1%
Eicher Motors Ltd.	1,675	677,936
Voltas Ltd.	88,554	565,268
		1,243,204
Diversified Financials 0.1%
Multi Commodity Exchange of India Ltd.	65,370	1,235,375
Energy 0.0%
Bharat Petroleum Corp., Ltd.	52,229	583,989
Food, Beverage & Tobacco 0.0%
Britannia Industries Ltd.	10,525	592,443
Materials 0.1%
UPL Ltd.	58,540	733,510
Software & Services 0.6%
HCL Technologies Ltd.	73,578	930,855
Infosys Ltd. ADR	295,000	4,295,200
Vakrangee Ltd.	926,490	4,923,959
		10,150,014
		30,400,040

Indonesia 0.9%
Banks 0.8%
PT Bank Central Asia Tbk	1,521,800	2,023,904
PT Bank Mandiri (Persero) Tbk	8,559,200	7,490,247
PT Bank Tabungan Negara (Persero) Tbk	22,349,500	3,847,965
		13,362,116
Capital Goods 0.1%
PT Pembangunan Perumahan (Persero) Tbk	4,060,600	968,093
		14,330,209

27
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ireland 0.8%
Banks 0.0%
Bank of Ireland *	132,914	33,459
Capital Goods 0.1%
DCC plc	353	32,595
Kingspan Group plc	27,977	973,230
		1,005,825
Consumer Services 0.0%
Paddy Power Betfair plc	318	35,392
Food, Beverage & Tobacco 0.4%
Glanbia plc	332,863	6,505,535
Kerry Group plc, Class A	641	52,382
		6,557,917
Materials 0.0%
CRH plc	3,353	122,130
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ICON plc *	9,229	779,758
Shire plc	57,665	3,399,853
		4,179,611
		11,934,334

Israel 0.3%
Banks 0.0%
Bank Hapoalim B.M.	4,312	26,891
Bank Leumi Le-Israel B.M. *	5,857	27,391
Mizrahi Tefahot Bank Ltd.	507	8,179
		62,461
Capital Goods 0.0%
Elbit Systems Ltd.	91	10,834
Materials 0.0%
Frutarom Industries Ltd.	189	11,110
Israel Chemicals Ltd.	2,525	10,881
		21,991
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Taro Pharmaceutical Industries Ltd. *	74	8,647
Teva Pharmaceutical Industries Ltd. ADR	3,690	116,530
		125,177
Real Estate 0.0%
Azrieli Group Ltd.	224	11,915
Software & Services 0.3%
Check Point Software Technologies Ltd. *	31,906	3,318,543
Mobileye N.V. *	699	43,282
Nice Ltd.	236	15,941
Wix.com Ltd. *	7,864	648,387
		4,026,153
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	8,089	13,591
		4,272,122

Italy 4.0%
Automobiles & Components 0.1%
Brembo S.p.A.	8,284	650,846
Ferrari N.V.	11,086	833,958
Fiat Chrysler Automobiles N.V. *	3,601	40,902
		1,525,706
Banks 1.1%
FinecoBank Banca Fineco S.p.A.	684,332	4,875,002
Intesa Sanpaolo S.p.A.	4,310,483	12,582,726
Security	Number of Shares	Value ($)
Mediobanca S.p.A.	2,293	22,051
UniCredit S.p.A. *	7,636	124,333
		17,604,112
Capital Goods 0.1%
Interpump Group S.p.A.	46,185	1,224,804
Leonardo S.p.A. *	1,611	25,316
Prysmian S.p.A.	776	22,394
		1,272,514
Consumer Durables & Apparel 0.9%
Luxottica Group S.p.A.	676	39,080
Moncler S.p.A.	221,550	5,464,529
Prada S.p.A.	733,200	3,431,484
Salvatore Ferragamo S.p.A.	148,379	4,751,433
		13,686,526
Diversified Financials 0.9%
Azimut Holding S.p.A.	33,336	650,276
Banca Generali S.p.A.	131,329	3,773,845
EXOR N.V.	173,631	9,746,120
		14,170,241
Energy 0.0%
Eni S.p.A.	10,281	159,469
Saipem S.p.A. *	30,731	13,228
Snam S.p.A.	9,777	43,195
Tenaris S.A.	1,883	29,416
		245,308
Food, Beverage & Tobacco 0.3%
Davide Campari-Milano S.p.A.	422,670	4,997,849
Health Care Equipment & Services 0.3%
Amplifon S.p.A.	350,290	4,474,659
Insurance 0.0%
Assicurazioni Generali S.p.A.	4,730	74,923
Poste Italiane S.p.A	2,071	14,182
UnipolSai Assicurazioni S.p.A.	5,504	12,643
		101,748
Materials 0.2%
Buzzi Unicem S.p.A.	155,620	3,998,865
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	27,462	1,017,387
Telecommunication Services 0.0%
Telecom Italia S.p.A. *	46,380	41,167
Transportation 0.0%
Atlantia S.p.A.	1,647	41,767
Utilities 0.0%
Enel S.p.A.	30,819	146,519
Terna - Rete Elettrica Nationale S.p.A.	6,006	30,281
		176,800
		63,354,649

Japan 13.8%
Automobiles & Components 2.5%
Aisin Seiki Co., Ltd.	800	39,182
Bridgestone Corp.	2,600	108,449
Denso Corp.	1,900	82,000
F.C.C. Co., Ltd.	123,500	2,358,110
Honda Motor Co., Ltd.	301,407	8,772,649
Isuzu Motors Ltd.	2,400	32,621
Koito Manufacturing Co., Ltd.	17,585	908,670
Mazda Motor Corp.	2,300	33,976
Mitsubishi Motors Corp.	2,700	17,292
Musashi Seimitsu Industry Co., Ltd.	110,000	2,701,899
NGK Spark Plug Co., Ltd.	700	15,181
Nifco, Inc.	193,900	9,682,718

28
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nissan Motor Co., Ltd.	9,700	92,398
NOK Corp.	400	9,534
Stanley Electric Co., Ltd.	600	17,569
Subaru Corp.	2,500	94,780
Sumitomo Electric Industries Ltd.	3,100	50,629
Sumitomo Rubber Industries Ltd.	800	14,399
Suzuki Motor Corp.	1,400	58,524
The Yokohama Rubber Co., Ltd.	500	9,818
Toyo Tire & Rubber Co., Ltd.	173,800	3,057,078
Toyoda Gosei Co., Ltd.	300	7,973
Toyota Industries Corp.	614	30,586
Toyota Motor Corp.	203,777	11,028,565
Yamaha Motor Co., Ltd.	1,100	26,123
		39,250,723
Banks 0.3%
Aozora Bank Ltd.	5,000	18,219
Concordia Financial Group Ltd.	4,700	21,619
Fukuoka Financial Group, Inc.	3,000	13,686
Japan Post Bank Co., Ltd.	1,700	21,174
Kyushu Financial Group, Inc.	1,300	8,106
Mebuki Financial Group, Inc.	3,610	14,165
Mitsubishi UFJ Financial Group, Inc.	749,500	4,749,277
Mizuho Financial Group, Inc.	97,400	178,040
Resona Holdings, Inc.	8,900	49,477
Seven Bank Ltd.	2,900	9,740
Shinsei Bank Ltd.	7,000	13,069
Sumitomo Mitsui Financial Group, Inc.	5,500	204,218
Sumitomo Mitsui Trust Holdings, Inc.	1,300	44,532
Suruga Bank Ltd.	700	14,635
The Bank of Kyoto Ltd.	1,000	7,920
The Chiba Bank Ltd.	3,000	20,097
The Chugoku Bank Ltd.	700	10,399
The Hachijuni Bank Ltd.	1,511	8,923
The Hiroshima Bank Ltd.	2,086	9,005
The Shizuoka Bank Ltd.	2,454	20,713
Yamaguchi Financial Group, Inc.	1,274	14,115
		5,451,129
Capital Goods 2.1%
Amada Holdings Co., Ltd.	1,326	15,765
Asahi Glass Co., Ltd.	4,000	34,658
Daifuku Co., Ltd.	154,715	3,910,831
Daikin Industries Ltd.	36,000	3,500,046
DMG Mori Co., Ltd.	200,900	3,317,329
FANUC Corp.	24,099	4,906,461
Fuji Electric Co., Ltd.	116,000	635,828
Hino Motors Ltd.	1,100	13,802
Hitachi Construction Machinery Co., Ltd.	500	12,890
Hoshizaki Corp.	200	16,687
IHI Corp. *	6,000	20,318
ITOCHU Corp.	102,929	1,456,442
JGC Corp.	800	13,970
JTEKT Corp.	900	14,197
Kajima Corp.	4,000	27,161
Kawasaki Heavy Industries Ltd.	6,000	18,166
Keihan Holdings Co., Ltd.	2,126	13,375
Komatsu Ltd.	68,100	1,819,736
Kubota Corp.	4,300	67,737
Kurita Water Industries Ltd.	500	12,911
LIXIL Group Corp.	1,100	27,492
Mabuchi Motor Co., Ltd.	200	11,290
Makino Milling Machine Co., Ltd.	164,000	1,461,047
Makita Corp.	1,000	35,680
Marubeni Corp.	6,645	40,958
Minebea Mitsumi, Inc.	41,587	601,634
MISUMI Group, Inc.	267,330	5,064,580
Mitsubishi Corp.	6,149	132,696
Mitsubishi Electric Corp.	7,800	108,860
Security	Number of Shares	Value ($)
Mitsubishi Heavy Industries Ltd.	13,000	52,089
Mitsui & Co., Ltd.	6,900	97,432
Nabtesco Corp.	20,400	578,347
Nachi-Fujikoshi Corp.	544,000	2,900,719
NGK Insulators Ltd.	1,100	23,536
Nichias Corp.	51,000	520,598
Nidec Corp.	1,000	91,754
NSK Ltd.	1,800	24,615
Obayashi Corp.	2,600	25,243
Seibu Holdings, Inc.	700	12,229
Shimizu Corp.	2,000	19,180
SMC Corp.	237	66,802
Sumitomo Corp.	4,800	64,144
Sumitomo Heavy Industries Ltd.	2,000	13,952
Taisei Corp.	184,000	1,403,073
THK Co., Ltd.	500	12,897
Toshiba Corp. *	16,000	32,275
TOTO Ltd.	600	22,891
Toyota Tsusho Corp.	900	28,416
		33,302,739
Commercial & Professional Services 0.8%
Dai Nippon Printing Co., Ltd.	2,000	22,265
Nihon M&A Center, Inc.	240,600	8,217,174
Park24 Co., Ltd.	28,200	727,612
Recruit Holdings Co., Ltd.	1,500	75,814
Secom Co., Ltd.	900	65,361
Sohgo Security Services Co., Ltd.	300	13,098
Temp Holdings Co., Ltd.	28,200	530,671
Toppan Printing Co., Ltd.	2,261	22,761
Yumeshin Holdings Co., Ltd.	444,900	3,098,432
		12,773,188
Consumer Durables & Apparel 0.2%
Asics Corp.	600	10,619
Bandai Namco Holdings, Inc.	40,600	1,274,295
Casio Computer Co., Ltd.	1,036	14,601
Haseko Corp.	64,900	740,816
Iida Group Holdings Co., Ltd.	713	11,355
Nikon Corp.	1,400	19,986
Panasonic Corp.	9,000	107,624
Rinnai Corp.	100	8,316
Sankyo Co., Ltd.	200	6,975
Sega Sammy Holdings, Inc.	700	9,399
Sekisui Chemical Co., Ltd.	1,682	28,230
Sekisui House Ltd.	2,455	40,782
Sharp Corp. *	6,000	21,759
Shimano, Inc.	345	52,800
Sony Corp.	5,100	175,003
Yamaha Corp.	700	19,415
		2,541,975
Consumer Services 0.3%
Benesse Holdings, Inc.	300	9,053
McDonald's Holdings Co., Ltd.	300	9,246
Oriental Land Co., Ltd.	900	51,691
Resorttrust, Inc.	237,200	4,082,821
		4,152,811
Diversified Financials 0.7%
Acom Co., Ltd. *	2,000	8,884
AEON Financial Service Co., Ltd.	500	9,609
Credit Saison Co., Ltd.	711	12,955
Daiwa Securities Group, Inc.	805,900	4,902,590
Japan Exchange Group, Inc.	2,100	29,446
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,200	11,497
Nomura Holdings, Inc.	14,700	88,341
ORIX Corp.	5,400	82,527
SBI Holdings, Inc.	836	11,597

29
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokai Tokyo Financial Holdings, Inc.	456,500	2,310,937
Zenkoku Hosho Co., Ltd.	119,900	4,337,377
		11,805,760
Energy 0.0%
Idemitsu Kosan Co., Ltd.	400	12,789
Inpex Corp.	3,800	36,413
JXTG Holdings, Inc.	12,485	56,333
Showa Shell Sekiyu K.K.	900	8,692
		114,227
Food & Staples Retailing 0.1%
Aeon Co., Ltd.	2,700	40,017
Cosmos Pharmaceutical Corp.	4,600	930,749
FamilyMart UNY Holdings Co., Ltd.	300	16,958
Lawson, Inc.	229	15,194
Seven & i Holdings Co., Ltd.	3,100	130,925
Sundrug Co., Ltd.	200	7,014
Tsuruha Holdings, Inc.	5,900	597,241
		1,738,098
Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	2,178	42,441
Ariake Japan Co., Ltd.	62,800	3,978,492
Asahi Group Holdings Ltd.	94,800	3,581,895
Calbee, Inc.	300	10,488
Coca-Cola Bottlers Japan, Inc.	500	14,909
Japan Tobacco, Inc.	4,500	149,741
Kikkoman Corp.	314	9,664
Kirin Holdings Co., Ltd.	3,300	64,244
MEIJI Holdings Co., Ltd.	500	42,502
NH Foods Ltd.	409	11,658
Nisshin Seifun Group, Inc.	800	12,292
Nissin Foods Holdings Co., Ltd.	200	11,452
Sakata Seed Corp.	91,000	2,869,525
Suntory Beverage & Food Ltd.	600	27,033
Toyo Suisan Kaisha Ltd.	365	13,709
Yakult Honsha Co., Ltd.	400	22,798
Yamazaki Baking Co., Ltd.	500	10,553
		10,873,396
Health Care Equipment & Services 0.9%
Alfresa Holdings Corp.	800	14,446
Asahi Intecc Co., Ltd.	10,000	444,562
CYBERDYNE, Inc. *	500	7,064
Hogy Medical Co., Ltd.	68,300	4,386,609
Hoya Corp.	62,500	2,987,049
M3, Inc.	800	20,451
Medipal Holdings Corp.	800	13,254
Miraca Holdings, Inc.	36,300	1,673,653
Olympus Corp.	92,200	3,555,031
Suzuken Co., Ltd.	300	9,927
Sysmex Corp.	600	36,545
Terumo Corp.	1,400	51,126
Tsukui Corp.	303,200	1,719,472
		14,919,189
Household & Personal Products 0.8%
Kao Corp.	55,400	3,057,174
Kose Corp.	100	9,500
Lion Corp.	257,100	4,645,799
Pigeon Corp.	145,600	4,514,454
Pola Orbis Holdings, Inc.	39,600	914,475
Shiseido Co., Ltd.	1,500	40,636
Unicharm Corp.	1,600	38,911
		13,220,949
Insurance 0.3%
Dai-ichi Life Holdings, Inc.	4,400	74,976
Japan Post Holdings Co., Ltd.	1,800	22,334
Security	Number of Shares	Value ($)
MS&AD Insurance Group Holdings, Inc.	2,010	65,534
Sompo Holdings, Inc.	1,400	52,907
Sony Financial Holdings, Inc.	700	11,643
T&D Holdings, Inc.	2,400	35,687
Tokio Marine Holdings, Inc.	112,900	4,760,266
		5,023,347
Materials 0.4%
Air Water, Inc.	578	11,133
Asahi Kasei Corp.	288,463	2,750,668
Daicel Corp.	1,100	12,628
Hitachi Chemical Co., Ltd.	20,700	592,830
Hitachi Metals Ltd.	1,000	14,004
JFE Holdings, Inc.	2,100	35,819
JSR Corp.	900	16,448
Kaneka Corp.	1,337	10,542
Kansai Paint Co., Ltd.	873	19,325
Kanto Denka Kogyo Co., Ltd.	117,100	1,029,787
Kobe Steel Ltd. *	1,400	12,438
Kuraray Co., Ltd.	1,400	22,595
Maruichi Steel Tube Ltd.	200	5,671
Mitsubishi Chemical Holdings Corp.	5,400	42,267
Mitsubishi Gas Chemical Co., Inc.	700	14,968
Mitsubishi Materials Corp.	404	12,030
Mitsui Chemicals, Inc.	4,000	20,467
Mitsui Mining & Smelting Co., Ltd.	178,858	603,493
Nippon Paint Holdings Co., Ltd.	700	26,851
Nippon Steel & Sumitomo Metal Corp.	3,300	74,318
Nissan Chemical Industries Ltd.	500	15,508
Nitto Denko Corp.	700	52,710
Oji Holdings Corp.	3,000	14,520
Shin-Etsu Chemical Co., Ltd.	1,624	141,154
Sumitomo Chemical Co., Ltd.	6,000	33,861
Sumitomo Metal Mining Co., Ltd.	2,000	27,083
Taiheiyo Cement Corp.	5,000	16,616
Taiyo Nippon Sanso Corp.	629	7,519
Teijin Ltd.	800	15,500
Toray Industries, Inc.	6,000	53,102
Toyo Seikan Group Holdings Ltd.	700	11,740
		5,717,595
Media 0.2%
Dentsu, Inc.	900	50,802
Hakuhodo DY Holdings, Inc.	900	10,970
Toho Co., Ltd.	500	14,352
Vector, Inc.	241,300	3,343,246
		3,419,370
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Astellas Pharma, Inc.	8,700	114,728
Chugai Pharmaceutical Co., Ltd.	900	31,981
Daiichi Sankyo Co., Ltd.	2,400	53,337
Eisai Co., Ltd.	1,000	52,580
Hisamitsu Pharmaceutical Co., Inc.	300	15,358
Kyowa Hakko Kirin Co., Ltd.	1,100	18,899
Mitsubishi Tanabe Pharma Corp.	900	18,282
Nippon Shinyaku Co., Ltd.	52,700	2,802,525
Ono Pharmaceutical Co., Ltd.	1,700	35,065
Otsuka Holdings Co., Ltd.	1,600	73,694
Santen Pharmaceutical Co., Ltd.	1,500	21,106
Shionogi & Co., Ltd.	72,000	3,707,845
Sumitomo Dainippon Pharma Co., Ltd.	700	11,496
Taisho Pharmaceutical Holdings Co., Ltd.	100	8,228
Takeda Pharmaceutical Co., Ltd.	2,900	139,123
		7,104,247
Real Estate 0.0%
Aeon Mall Co., Ltd.	500	8,503
Daito Trust Construction Co., Ltd.	300	44,146
Daiwa House Industry Co., Ltd.	2,300	68,377

30
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daiwa House REIT Investment Corp.	6	15,169
Hulic Co., Ltd.	1,200	11,317
Japan Prime Realty Investment Corp.	3	11,263
Japan Real Estate Investment Corp.	5	26,329
Japan Retail Fund Investment Corp.	10	19,536
Mitsubishi Estate Co., Ltd.	4,587	87,831
Mitsui Fudosan Co., Ltd.	4,000	88,009
Nippon Building Fund, Inc.	6	31,917
Nippon Prologis REIT, Inc.	6	12,679
Nomura Real Estate Holdings, Inc.	500	8,457
Nomura Real Estate Master Fund, Inc.	16	23,061
Sumitomo Realty & Development Co., Ltd.	1,495	40,388
Tokyo Tatemono Co., Ltd.	1,000	13,662
Tokyu Fudosan Holdings Corp.	2,000	10,923
United Urban Investment Corp.	12	18,139
		539,706
Retailing 0.2%
ABC-Mart, Inc.	100	5,559
Don Quijote Holdings Co., Ltd.	500	18,217
Fast Retailing Co., Ltd.	230	75,122
Hikari Tsushin, Inc.	100	9,604
Isetan Mitsukoshi Holdings Ltd.	1,321	14,435
J. Front Retailing Co., Ltd.	1,000	14,415
Marui Group Co., Ltd.	800	10,956
Nitori Holdings Co., Ltd.	14,705	1,913,301
Rakuten, Inc.	3,800	38,928
Ryohin Keikaku Co., Ltd.	100	22,550
Shimamura Co., Ltd.	4,042	553,195
Start Today Co., Ltd.	19,800	422,498
Takashimaya Co., Ltd.	1,000	9,208
USS Co., Ltd.	900	15,922
Yamada Denki Co., Ltd.	2,500	13,129
		3,137,039
Semiconductors & Semiconductor Equipment 0.8%
Rohm Co., Ltd.	400	28,091
Sumco Corp.	199,200	3,487,135
Tokyo Electron Ltd.	38,300	4,649,374
Ulvac, Inc.	106,000	4,976,485
		13,141,085
Software & Services 0.7%
Dena Co., Ltd.	500	10,719
Fujitsu Ltd.	8,000	49,938
GMO Payment Gateway, Inc.	43,500	1,951,325
Itochu Techno-Solutions Corp.	121,700	3,543,287
Kakaku.com, Inc.	600	8,659
Konami Holdings Corp.	400	16,651
LINE Corp. *	200	6,901
LINE Corp. ADR *	16,244	557,819
Mixi, Inc.	201	11,150
Nexon Co., Ltd.	700	11,914
Nintendo Co., Ltd.	500	126,533
Nomura Research Institute Ltd.	560	19,500
NTT Data Corp.	500	23,217
Obic Co., Ltd.	300	16,208
Oracle Corp., Japan	8,100	466,677
Otsuka Corp.	200	10,713
SCSK Corp.	18,300	736,715
SMS Co., Ltd.	80,300	2,137,320
TIS, Inc.	22,200	559,568
Trend Micro, Inc.	500	21,999
Yahoo Japan Corp.	5,700	24,414
		10,311,227
Technology Hardware & Equipment 1.0%
Alps Electric Co., Ltd.	52,500	1,543,117
Anritsu Corp.	375,200	3,034,603
Brother Industries Ltd.	1,000	20,576
Security	Number of Shares	Value ($)
Canon, Inc.	4,365	144,865
FUJIFILM Holdings Corp.	1,800	66,806
Hamamatsu Photonics K.K.	600	17,644
Hirose Electric Co., Ltd.	100	13,440
Hitachi High-Technologies Corp.	300	11,976
Hitachi Ltd.	19,322	106,742
Hitachi Maxell Ltd.	106,400	2,102,604
Keyence Corp.	8,600	3,457,321
Konica Minolta, Inc.	1,800	15,935
Kyocera Corp.	1,300	73,626
Murata Manufacturing Co., Ltd.	824	110,684
NEC Corp.	11,000	27,351
Nippon Electric Glass Co., Ltd.	2,000	12,405
Omron Corp.	51,300	2,147,791
Ricoh Co., Ltd.	2,700	22,506
Seiko Epson Corp.	1,100	22,531
Shimadzu Corp.	1,000	16,976
TDK Corp.	500	30,978
Topcon Corp.	161,500	2,853,409
Yaskawa Electric Corp.	1,021	19,515
Yokogawa Electric Corp.	900	13,910
		15,887,311
Telecommunication Services 0.1%
KDDI Corp.	7,400	196,204
Nippon Telegraph & Telephone Corp.	2,800	119,996
NTT DOCOMO, Inc.	5,600	135,504
SoftBank Group Corp.	3,431	260,250
		711,954
Transportation 0.0%
ANA Holdings, Inc.	4,409	13,281
Central Japan Railway Co.	600	100,625
East Japan Railway Co.	1,338	120,076
Hankyu Hanshin Holdings, Inc.	1,000	33,033
Japan Airlines Co., Ltd.	500	15,791
Japan Airport Terminal Co., Ltd.	200	6,947
Kamigumi Co., Ltd.	1,000	9,087
Keikyu Corp.	2,000	22,958
Keio Corp.	2,000	16,017
Keisei Electric Railway Co., Ltd.	533	12,685
Kintetsu Group Holdings Co., Ltd.	7,000	25,563
Mitsubishi Logistics Corp.	1,000	12,938
Mitsui O.S.K. Lines Ltd.	5,000	15,308
Nagoya Railroad Co., Ltd.	4,000	18,375
Nippon Express Co., Ltd.	3,000	16,468
Nippon Yusen K.K. *	6,000	12,063
Odakyu Electric Railway Co., Ltd.	1,200	23,295
Tobu Railway Co., Ltd.	4,000	20,287
Tokyu Corp.	4,000	28,650
West Japan Railway Co.	641	42,831
Yamato Holdings Co., Ltd.	1,400	30,253
		596,531
Utilities 0.2%
Chubu Electric Power Co., Inc.	2,631	35,326
Electric Power Development Co., Ltd.	600	13,919
eRex Co., Ltd.	263,900	3,163,532
Hokuriku Electric Power Co.	800	7,394
Kyushu Electric Power Co., Inc.	1,700	18,338
Osaka Gas Co., Ltd.	8,000	29,946
The Chugoku Electric Power Co., Inc.	1,100	11,992
The Kansai Electric Power Co., Inc.	2,900	39,191
Toho Gas Co., Ltd.	1,330	9,507
Tohoku Electric Power Co., Inc.	1,800	23,997

31
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokyo Electric Power Co. Holdings, Inc. *	5,800	22,530
Tokyo Gas Co., Ltd.	8,000	37,143
		3,412,815
		219,146,411

Luxembourg 0.0%
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	257	14,082

Mexico 0.8%
Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	407,200	2,356,645
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	234,121	425,330
		2,781,975
Food, Beverage & Tobacco 0.1%
Arca Continental S.A.B. de C.V.	166,904	1,231,217
Media 0.5%
Grupo Televisa S.A.B. ADR	326,500	7,933,950
		11,947,142

Netherlands 2.0%
Banks 0.0%
ABN AMRO Group N.V. CVA	1,141	29,955
ING Groep N.V.	15,672	255,446
		285,401
Capital Goods 0.5%
AerCap Holdings N.V. *	636	29,262
Boskalis Westminster N.V.	43,110	1,585,707
Koninklijke Philips N.V.	185,134	6,393,135
		8,008,104
Commercial & Professional Services 0.3%
Randstad Holding N.V.	39,214	2,337,858
RELX N.V.	4,022	77,720
Wolters Kluwer N.V.	71,031	3,014,141
		5,429,719
Energy 0.0%
Koninklijke Vopak N.V.	333	15,028
Food & Staples Retailing 0.0%
Koninklijke Ahold Delhaize N.V.	5,179	107,284
Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	402	33,690
Heineken N.V.	932	83,128
Refresco Group N.V.	280,627	5,482,227
		5,599,045
Household & Personal Products 0.0%
Unilever N.V. CVA	6,606	346,058
Insurance 0.3%
Aegon N.V.	7,364	37,585
ASR Nederland N.V. *	145,360	4,300,603
NN Group N.V.	1,274	42,239
		4,380,427
Materials 0.3%
Akzo Nobel N.V.	24,341	2,128,915
ArcelorMittal *	7,439	58,458
Koninklijke DSM N.V.	734	52,524
OCI N.V. *	94,020	1,829,487
		4,069,384
Security	Number of Shares	Value ($)
Media 0.0%
Altice N.V., Class A *	1,473	36,599
Altice N.V., Class B *	431	10,720
		47,319
Real Estate 0.0%
Unibail-Rodamco SE	401	98,462
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	17,254	2,281,483
NXP Semiconductors N.V. *	1,189	125,737
		2,407,220
Software & Services 0.0%
Gemalto N.V.	322	18,028
Telecommunication Services 0.0%
Koninklijke KPN N.V.	13,632	39,410
		30,850,889

New Zealand 1.8%
Consumer Services 0.3%
SKYCITY Entertainment Group Ltd.	1,352,351	4,043,693
Food, Beverage & Tobacco 0.3%
a2 Milk Co., Ltd. *	1,800,300	4,177,107
Health Care Equipment & Services 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	566,440	3,918,633
Ryman Healthcare Ltd.	1,821	10,786
		3,929,419
Materials 0.0%
Fletcher Building Ltd.	2,756	16,173
Telecommunication Services 0.0%
Spark New Zealand Ltd.	7,180	18,196
Transportation 0.5%
Auckland International Airport Ltd.	1,728,415	8,190,269
Utilities 0.5%
Contact Energy Ltd.	2,757	9,862
Mercury NZ Ltd.	3,435,064	7,582,626
Meridian Energy Ltd.	6,222	11,827
		7,604,315
		27,979,172

Norway 0.4%
Banks 0.0%
DNB A.S.A.	3,951	61,660
Energy 0.2%
Aker BP A.S.A	190,870	3,231,636
Statoil A.S.A.	4,538	74,736
Subsea 7 S.A.	44,864	739,342
		4,045,714
Food, Beverage & Tobacco 0.0%
Marine Harvest A.S.A. *	1,525	25,373
Orkla A.S.A.	3,249	29,478
		54,851
Insurance 0.0%
Gjensidige Forsikring A.S.A.	794	12,198
Materials 0.0%
Norsk Hydro A.S.A.	5,363	30,562
Yara International A.S.A.	708	26,327
		56,889
Media 0.0%
Schibsted A.S.A., B Shares	341	7,637
Schibsted A.S.A., Class A	393	9,768
		17,405

32
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Telenor A.S.A.	3,036	49,042
Transportation 0.2%
Golden Ocean Group Ltd. *	358,310	2,759,991
		7,057,750

Papua New Guinea 0.0%
Energy 0.0%
Oil Search Ltd.	5,462	29,473

Peru 0.1%
Banks 0.1%
Credicorp Ltd.	13,946	2,142,942

Portugal 0.0%
Banks 0.0%
Banco Espirito Santo S.A. *(e)	42,176	—
Energy 0.0%
Galp Energia, SGPS, S.A.	1,999	31,067
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	1,001	18,369
Utilities 0.0%
EDP - Energias de Portugal S.A.	9,679	31,943
		81,379

Republic of Korea 2.0%
Consumer Durables & Apparel 0.2%
HS Industries Co., Ltd.	267,790	2,386,349
Health Care Equipment & Services 0.2%
Vieworks Co., Ltd.	48,600	2,812,318
Household & Personal Products 0.2%
Korea Kolmar Co., Ltd.	45,740	3,224,499
Materials 0.1%
SK Materials Co., Ltd.	12,600	1,951,829
Media 0.4%
CJ CGV Co., Ltd.	53,270	4,000,426
Loen Entertainment, Inc.	38,340	2,961,671
		6,962,097
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Medy-Tox, Inc.	7,220	3,172,869
Technology Hardware & Equipment 0.7%
Samsung Electronics Co., Ltd.	5,345	10,478,484
		30,988,445

Russia 0.0%
Food & Staples Retailing 0.0%
X5 Retail Group N.V. GDR *	15,991	563,683

Singapore 1.9%
Banks 0.0%
DBS Group Holdings Ltd.	7,216	99,656
Oversea-Chinese Banking Corp., Ltd.	12,738	89,213
United Overseas Bank Ltd.	5,341	83,158
		272,027
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	1,009	64,932
Jardine Strategic Holdings Ltd.	900	38,030
Keppel Corp., Ltd.	5,800	26,967
Sarine Technologies Ltd.	1,433,700	1,970,228
Sembcorp Industries Ltd.	3,800	8,233
Security	Number of Shares	Value ($)
Singapore Technologies Engineering Ltd.	6,200	16,819
Yangzijiang Shipbuilding Holdings Ltd.	7,700	6,327
		2,131,536
Consumer Services 0.0%
Genting Singapore plc	28,700	22,866
Diversified Financials 0.0%
Singapore Exchange Ltd.	3,200	16,957
Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	34,700	8,927
Wilmar International Ltd.	7,600	19,304
		28,231
Media 0.0%
Singapore Press Holdings Ltd.	6,300	15,635
Real Estate 0.8%
Ascendas Real Estate Investment Trust	3,747,033	6,867,561
CapitaLand Commercial Trust	10,000	11,622
CapitaLand Ltd.	10,200	27,407
CapitaLand Mall Trust	3,967,500	5,594,563
City Developments Ltd.	1,927	14,870
Global Logistic Properties Ltd.	10,600	21,838
Suntec Real Estate Investment Trust	9,324	11,807
UOL Group Ltd.	2,100	10,877
		12,560,545
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	411	13,908
Telecommunication Services 0.0%
Singapore Telecommunications Ltd.	33,100	88,610
StarHub Ltd.	3,300	6,581
		95,191
Transportation 0.9%
ComfortDelGro Corp., Ltd.	8,400	16,459
Hutchison Port Holdings Trust, Class U	25,700	10,404
SATS Ltd.	2,285,300	8,333,339
SIA Engineering Co., Ltd.	2,155,800	5,769,289
Singapore Airlines Ltd.	2,131	15,611
		14,145,102
		29,301,998

South Africa 0.4%
Capital Goods 0.0%
The Bidvest Group Ltd.	32,115	383,326
Diversified Financials 0.0%
RMB Holdings Ltd.	109,839	503,761
Food & Staples Retailing 0.2%
Bid Corp., Ltd.	32,115	680,358
Dis-Chem Pharmacies Ltd. *	1,499,922	2,766,669
The SPAR Group Ltd.	51,300	691,437
		4,138,464
Insurance 0.1%
Sanlam Ltd.	169,858	902,028
Materials 0.1%
Kumba Iron Ore Ltd. *	67,870	882,347
		6,809,926

Spain 0.7%
Banks 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	27,078	216,941
Banco De Sabadell S.A.	21,398	41,157
Banco Popular Espanol S.A. *	12,700	8,887
Banco Santander S.A.	58,998	384,485
Bankia S.A.	18,661	22,658

33
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bankinter S.A.	182,392	1,605,589
CaixaBank S.A.	14,582	66,209
		2,345,926
Capital Goods 0.0%
ACS Actividades de Construccion y Servicios S.A.	957	35,458
Ferrovial S.A.	1,960	41,694
Zardoya Otis S.A.	881	8,153
		85,305
Commercial & Professional Services 0.0%
Prosegur Cia de Seguridad S.A.	72,450	472,966
Energy 0.0%
Enagas S.A.	903	23,728
Repsol S.A.	4,561	71,988
		95,716
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	2,418	14,377
Insurance 0.0%
Mapfre S.A.	4,274	14,908
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,188	31,887
Retailing 0.0%
Industria de Diseno Textil S.A.	4,409	168,958
Software & Services 0.3%
Amadeus IT Group S.A.	80,930	4,367,730
Telecommunication Services 0.0%
Telefonica S.A.	18,419	203,713
Transportation 0.2%
Abertis Infraestructuras S.A.	2,568	45,144
Aena S.A.	15,643	2,758,054
International Consolidated Airlines Group S.A.	3,376	24,466
		2,827,664
Utilities 0.0%
Endesa S.A.	1,266	29,818
Gas Natural SDG S.A.	1,395	31,524
Iberdrola S.A.	22,342	160,611
Red Electrica Corp. S.A.	1,726	33,638
		255,591
		10,884,741

Sweden 4.1%
Automobiles & Components 0.1%
Dometic Group AB	134,290	1,000,512
Banks 0.2%
Nordea Bank AB	12,276	150,980
Skandinaviska Enskilda Banken AB, A Shares	6,142	70,727
Svenska Handelsbanken AB, A Shares	6,153	87,298
Swedbank AB, A Shares	147,549	3,496,916
		3,805,921
Capital Goods 1.6%
Alfa Laval AB	1,168	23,934
Assa Abloy AB, Class B	4,052	87,705
Atlas Copco AB, A Shares	2,715	101,419
Atlas Copco AB, B Shares	54,579	1,813,666
Eltel AB	268,232	1,746,181
Saab AB, Class B	129,100	6,397,131
Sandvik AB	4,312	69,130
Skanska AB, B Shares	1,356	32,411
Security	Number of Shares	Value ($)
SKF AB, B Shares	411,806	9,037,148
Volvo AB, B Shares	322,133	5,260,708
		24,569,433
Commercial & Professional Services 0.5%
AF AB, B Shares	353,944	7,458,635
Intrum Justitia AB	22,958	911,989
Securitas AB, B Shares	1,246	20,594
		8,391,218
Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	958	28,431
Husqvarna AB, B Shares	62,618	622,483
		650,914
Consumer Services 0.2%
Scandic Hotels Group AB *	325,300	3,662,096
Diversified Financials 0.0%
Industrivarden AB, C Shares	637	14,813
Investor AB, B Shares	1,841	84,118
Kinnevik AB, Class B	933	24,898
LE Lundbergfortagen AB, B Shares	187	13,540
		137,369
Energy 0.0%
Lundin Petroleum AB *	743	14,168
Food & Staples Retailing 0.0%
ICA Gruppen AB	397	13,548
Food, Beverage & Tobacco 0.4%
AAK AB	87,268	6,245,951
Swedish Match AB	752	24,798
		6,270,749
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	777	15,177
Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	2,459	81,411
Materials 0.3%
Boliden AB	47,020	1,343,281
Hexpol AB	53,801	597,709
SSAB AB, A Shares *	558,200	2,428,430
		4,369,420
Real Estate 0.1%
Fabege AB	29,688	511,226
Hufvudstaden AB, A Shares	30,997	485,646
		996,872
Retailing 0.7%
Hennes & Mauritz AB, B Shares	444,338	11,002,030
Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	1,045	45,479
Telefonaktiebolaget LM Ericsson, B Shares	12,410	80,626
		126,105
Telecommunication Services 0.0%
Tele2 AB, B Shares	1,405	14,139
Telia Co. AB	10,509	42,786
		56,925
		65,163,868

Switzerland 5.5%
Capital Goods 0.5%
ABB Ltd.	7,608	186,428
Belimo Holding AG	605	2,262,518
Burckhardt Compression Holding AG	9,308	2,855,545
Daetwyler Holding AG	15,053	2,547,666
dormakaba Holding AG, Series B *	689	590,350

34
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Geberit AG	150	68,326
Schindler Holding AG	242	48,994
		8,559,827
Commercial & Professional Services 0.2%
Adecco Group AG	32,932	2,446,907
SGS S.A.	22	49,540
		2,496,447
Consumer Durables & Apparel 0.8%
Cie Financiere Richemont S.A.	91,810	7,671,504
The Swatch Group AG	197	15,283
The Swatch Group AG - Bearer Shares	13,640	5,456,935
		13,143,722
Diversified Financials 1.2%
Cembra Money Bank AG	6,955	593,348
Credit Suisse Group AG *	976,239	14,888,586
Julius Baer Group Ltd. *	905	47,193
Pargesa Holding S.A.	133	9,944
Partners Group Holding AG	5,061	3,059,406
UBS Group AG	14,781	252,324
		18,850,801
Food, Beverage & Tobacco 0.3%
Aryzta AG *	336	10,909
Barry Callebaut AG *	9	12,360
Chocoladefabriken Lindt & Spruengli AG	4	22,492
Nestle S.A.	54,418	4,191,300
		4,237,061
Health Care Equipment & Services 0.4%
Sonova Holding AG	212	31,349
Straumann Holding AG	11,790	6,223,417
		6,254,766
Insurance 0.0%
Baloise Holding AG	199	29,180
Swiss Life Holding AG *	128	41,656
Swiss Re AG	1,310	113,943
Zurich Insurance Group AG	608	168,257
		353,036
Materials 0.5%
EMS-Chemie Holding AG	33	20,678
Givaudan S.A.	37	71,288
LafargeHolcim Ltd. *	125,900	7,139,590
Sika AG	9	57,441
Syngenta AG *	374	173,810
		7,462,807
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. *	392	104,719
Galenica AG	16	17,385
Lonza Group AG *	15,748	3,222,197
Novartis AG	9,054	697,023
Roche Holding AG	2,849	745,482
		4,786,806
Real Estate 0.0%
Swiss Prime Site AG *	284	24,621
Retailing 0.1%
Dufry AG *	6,043	990,186
Semiconductors & Semiconductor Equipment 0.2%
U-Blox AG *	16,923	3,750,562
Software & Services 0.3%
Temenos Group AG *	51,430	4,451,565
Technology Hardware & Equipment 0.3%
Logitech International S.A.	165,640	5,535,887
Telecommunication Services 0.0%
Swisscom AG	104	45,353
Security	Number of Shares	Value ($)
Transportation 0.4%
Kuehne & Nagel International AG	45,315	6,853,227
		87,796,674

Taiwan 1.2%
Capital Goods 0.2%
Airtac International Group	310,000	3,543,703
Consumer Durables & Apparel 0.1%
Basso Industry Corp.	775,000	2,208,361
Semiconductors & Semiconductor Equipment 0.5%
Silergy Corp.	189,000	3,417,691
Taiwan Semiconductor Manufacturing Co., Ltd.	151,000	972,726
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	88,707	2,933,541
		7,323,958
Technology Hardware & Equipment 0.4%
Advanced Ceramic X Corp.	219,000	2,306,061
Merry Electronics Co., Ltd.	601,000	3,557,581
		5,863,642
		18,939,664

Thailand 0.2%
Food, Beverage & Tobacco 0.1%
Taokaenoi Food & Marketing PCL	3,295,100	2,238,648
Materials 0.1%
PTT Global Chemical PCL	355,700	771,249
		3,009,897

United Arab Emirates 0.1%
Banks 0.1%
Dubai Islamic Bank PJSC	815,042	1,302,554

United Kingdom 16.6%
Automobiles & Components 0.0%
GKN plc	6,834	31,759
Banks 1.5%
Barclays plc	68,742	188,243
HSBC Holdings plc	80,374	662,790
Lloyds Banking Group plc	17,399,890	15,634,237
Royal Bank of Scotland Group plc *	1,914,766	6,573,740
Standard Chartered plc *	13,270	124,013
		23,183,023
Capital Goods 3.7%
Ashtead Group plc	256,628	5,413,805
BAE Systems plc	344,205	2,795,623
Bunzl plc	58,088	1,810,840
CNH Industrial N.V.	1,288,474	14,208,716
Cobham plc	8,004	13,736
Diploma plc	406,566	5,839,816
IMI plc	1,063	17,605
Meggitt plc	570,669	3,417,488
Rolls-Royce Holdings plc *	7,435	78,153
Smiths Group plc	151,875	3,228,627
Spirax-Sarco Engineering plc	147,989	9,964,870
The Weir Group plc	862	22,210
Travis Perkins plc	981	20,460
Ultra Electronics Holdings plc	245,760	6,652,055
Wolseley plc	71,599	4,550,624
		58,034,628

35
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Commercial & Professional Services 1.4%
Babcock International Group plc	60,664	706,676
Capita plc	2,611	18,819
Experian plc	212,874	4,579,506
G4S plc	1,296,893	5,120,816
Interserve plc	737,190	2,205,606
Intertek Group plc	19,569	1,029,940
RELX plc	4,406	89,330
Rentokil Initial plc	2,749,450	8,864,457
		22,615,150
Consumer Durables & Apparel 0.5%
Barratt Developments plc	3,997	29,992
Bellway plc	163,973	6,043,302
Burberry Group plc	90,939	1,900,467
Persimmon plc	1,229	37,083
Taylor Wimpey plc	13,011	33,702
The Berkeley Group Holdings plc	540	22,776
		8,067,322
Consumer Services 0.5%
Carnival plc	770	47,457
Compass Group plc	256,328	5,175,464
Domino's Pizza Group plc	109,357	467,927
Greene King plc	270,402	2,631,427
InterContinental Hotels Group plc	748	39,645
Merlin Entertainments plc	2,820	18,458
TUI AG	1,988	28,922
Whitbread plc	741	38,715
William Hill plc	3,364	12,781
		8,460,796
Diversified Financials 1.4%
3i Group plc	264,603	2,719,331
Aberdeen Asset Management plc	3,582	12,943
Ashmore Group plc	1,058,420	4,770,585
Close Brothers Group plc	27,788	608,818
Hargreaves Lansdown plc	1,036	18,496
Intermediate Capital Group plc	68,326	691,576
Investec plc	2,575	19,077
Jupiter Fund Management plc	120,967	744,094
London Stock Exchange Group plc	1,275	55,866
NEX Group plc	498,710	3,975,692
Provident Financial plc	23,205	963,176
Schroders plc	176,140	7,273,564
Schroders plc, Non-Voting Shares	1,100	33,040
		21,886,258
Energy 0.3%
BP plc	76,731	439,255
Petrofac Ltd.	1,007	10,613
Royal Dutch Shell plc, A Shares (d)	17,935	465,744
Royal Dutch Shell plc, A Shares (d)	79,933	2,084,239
Royal Dutch Shell plc, B Shares	15,188	404,106
TechnipFMC plc *	54,660	1,643,251
		5,047,208
Food & Staples Retailing 0.0%
J. Sainsbury plc	6,526	23,268
Tesco plc *	33,047	78,428
WM Morrison Supermarkets plc	8,839	27,457
		129,153
Food, Beverage & Tobacco 1.0%
Associated British Foods plc	1,441	52,465
British American Tobacco plc	94,144	6,360,678
Coca-Cola European Partners plc	865	32,732
Coca-Cola HBC AG CDI *	719	19,947
Diageo plc	270,375	7,869,847
Fevertree Drinks plc	19,613	413,282
Security	Number of Shares	Value ($)
Greencore Group plc	265,272	783,092
Imperial Brands plc	3,874	189,723
Tate & Lyle plc	1,823	17,878
		15,739,644
Health Care Equipment & Services 0.0%
Mediclinic International plc	1,464	15,564
Smith & Nephew plc	3,607	59,260
		74,824
Household & Personal Products 0.3%
Reckitt Benckiser Group plc	2,556	235,503
Unilever plc	91,870	4,726,555
		4,962,058
Insurance 0.1%
Admiral Group plc	841	21,900
Aviva plc	16,404	111,554
Direct Line Insurance Group plc	5,477	24,750
Hiscox Ltd.	68,459	1,003,938
Legal & General Group plc	24,065	76,697
Old Mutual plc	19,936	50,071
Prudential plc	10,423	231,326
RSA Insurance Group plc	4,063	31,346
St. James's Place plc	2,101	31,228
Standard Life plc	7,879	37,084
		1,619,894
Materials 2.7%
Anglo American plc *	5,668	81,151
Antofagasta plc	1,567	17,002
BHP Billiton plc	8,536	130,133
Croda International plc	200,177	9,757,268
Elementis plc	569,915	2,245,362
Fresnillo plc	878	16,508
Glencore plc *	5,331,046	20,951,748
Johnson Matthey plc	772	29,779
Mondi plc	1,464	37,876
Randgold Resources Ltd.	373	32,811
Rio Tinto plc	4,999	197,212
RPC Group plc	289,800	3,044,318
Victrex plc	254,801	6,320,231
		42,861,399
Media 0.6%
Cineworld Group plc	647,228	5,901,285
ITV plc	14,455	39,312
Pearson plc	3,274	27,006
Sky plc	4,171	53,582
UBM plc	102,182	939,806
WPP plc	156,880	3,359,349
		10,320,340
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
AstraZeneca plc	5,130	307,232
GlaxoSmithKline plc	271,656	5,467,850
Hikma Pharmaceuticals plc	571	14,327
		5,789,409
Real Estate 0.1%
Hammerson plc	3,152	23,981
Intu Properties plc	3,656	13,058
Land Securities Group plc	3,198	45,801
Segro plc	144,445	908,550
The British Land Co., plc	3,899	33,154
		1,024,544
Retailing 0.4%
ASOS plc *	72,430	5,458,987
Dixons Carphone plc	3,823	16,607
Kingfisher plc	8,978	39,718

36
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marks & Spencer Group plc	6,475	30,731
Next plc	557	31,049
WH Smith plc	39,555	905,937
		6,483,029
Software & Services 0.2%
Auto Trader Group plc	3,893	20,220
Micro Focus International plc	41,526	1,391,326
Moneysupermarket.com Group plc	102,524	459,284
Playtech plc	59,153	734,651
The Sage Group plc	4,305	37,368
Worldpay Group plc	7,170	27,845
		2,670,694
Technology Hardware & Equipment 1.2%
Halma plc	386,943	5,277,307
Laird plc	2,334,605	4,535,668
Renishaw plc	14,617	646,552
Spectris plc	255,123	9,120,009
		19,579,536
Telecommunication Services 0.0%
BT Group plc	34,106	134,546
Inmarsat plc	1,758	18,592
Vodafone Group plc	107,947	278,033
		431,171
Transportation 0.3%
BBA Aviation plc	1,012,940	4,086,219
easyJet plc	768	11,617
Royal Mail plc	3,646	19,012
		4,116,848
Utilities 0.0%
Centrica plc	22,107	56,648
National Grid plc	15,214	196,995
Severn Trent plc	939	28,267
SSE plc	4,074	73,390
United Utilities Group plc	2,719	34,265
		389,565
		263,518,252

United States 0.5%
Insurance 0.5%
Willis Towers Watson plc	60,166	7,979,215
Total Common Stock
(Cost $1,246,233,340)		1,519,220,474

Preferred Stock 1.1% of net assets

Brazil 0.5%
Banks 0.3%
Itau Unibanco Holding S.A.	395,350	4,890,106
Energy 0.2%
Petroleo Brasileiro S.A. *	790,900	3,481,002
		8,371,108

Germany 0.6%
Automobiles & Components 0.0%
Bayerische Motoren Werke AG	214	17,598
Porsche Automobil Holding SE	611	35,759
Schaeffler AG	807	13,919
Volkswagen AG	750	119,060
		186,336
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Jungheinrich AG	73,770	2,568,684
Health Care Equipment & Services 0.3%
Sartorius AG	57,060	5,223,956
Household & Personal Products 0.0%
Henkel AG & Co. KGaA	720	97,966
Materials 0.1%
Fuchs Petrolub SE	11,715	604,251
		8,681,193

Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	4,119	11,278
Telecommunication Services 0.0%
Telecom Italia S.p.A. - RSP *	25,361	18,099
		29,377

United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(e)	527,885	684
Total Preferred Stock
(Cost $14,283,224)		17,082,362

Other Investment Companies 2.8% of net assets

Equity Fund 0.0%
iShares MSCI EAFE ETF	305	19,459

Money Market Fund 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (a)	45,468,633	45,468,633
Total Other Investment Companies
(Cost $45,488,117)		45,488,092

Rights 0.0% of net assets

Australia 0.0%
Telecommunication Services 0.0%
TPG Telecom Ltd. expires 05/12/17 *(e)	157	76

United Kingdom 0.0%
Capital Goods 0.0%
Cobham plc expires 05/4/17 *	3,202	2,364
Total Rights
(Cost $2,658)		2,440

37
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
United States Treasury Bills
0.71%, 06/15/17 (b)(c)	5,000	4,996
0.75%, 06/15/17 (b)(c)	25,000	24,979
Total Short-Term Investments
(Cost $29,972)		29,975

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,326,303,856 and the unrealized appreciation and depreciation were $289,149,100 and ($33,629,613), respectively, with a net unrealized appreciation of $255,519,487.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $1,301,744,767 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	Securities are traded on separate exchanges for the same entity.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
NZD —	New Zealand dollar
USD —	U.S. dollar
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	250	22,797,500	674,753

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
06/21/2017	State Street Bank & Trust Co.	USD	1,362,739	AUD	1,864,000	(31,796)
09/20/2017	State Street Bank & Trust Co.	USD	4,377,735	CHF	4,372,000	(55,793)
07/28/2017	State Street Bank & Trust Co.	USD	16,410,734	NZD	23,657,500	201,838
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						114,249

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$179,239,501	$—	$179,239,501
Austria [1]	—	97,398	—	97,398
Materials	4,354,870	18,844	—	4,373,714
Belgium [1]	—	8,857,504	—	8,857,504
Semiconductors & Semiconductor Equipment	2,057,998	—	—	2,057,998
Brazil [1]	13,359,438	—	—	13,359,438
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Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Canada [1]	$81,142,030	$—	$—	$81,142,030
China [1]	—	39,390,889	—	39,390,889
Retailing	2,218,854	—	—	2,218,854
Software & Services	15,040,546	4,966,331	—	20,006,877
France [1]	—	130,105,877	—	130,105,877
Capital Goods	4,520,995	19,198,069	—	23,719,064
Real Estate	522,921	69,478	—	592,399
Software & Services	4,854,866	2,892,664	—	7,747,530
Transportation	15,739	34,497	—	50,236
Germany [1]	—	91,139,390	—	91,139,390
Capital Goods	5,573,082	32,659,058	—	38,232,140
Utilities	20,294	101,232	—	121,526
Hong Kong[1]	—	6,402,894	—	6,402,894
Consumer Durables & Apparel	11,860	35,321	—	47,181
Consumer Services	2,680,863	8,170,008	—	10,850,871
Semiconductors & Semiconductor Equipment	3,087,663	—	—	3,087,663
Technology Hardware & Equipment	—	2,596,470	— *	2,596,470
Telecommunication Services	19,342	2,746,854	—	2,766,196
India [1]	—	20,250,026	—	20,250,026
Software & Services	4,295,200	5,854,814	—	10,150,014
Ireland [1]	—	190,981	—	190,981
Capital Goods	973,230	32,595	—	1,005,825
Food, Beverage & Tobacco	52,382	6,505,535	—	6,557,917
Pharmaceuticals, Biotechnology & Life Sciences	779,758	3,399,853	—	4,179,611
Israel [1]	—	120,792	—	120,792
Pharmaceuticals, Biotechnology & Life Sciences	125,177	—	—	125,177
Software & Services	4,010,212	15,941	—	4,026,153
Italy [1]	—	62,337,262	—	62,337,262
Pharmaceuticals, Biotechnology & Life Sciences	1,017,387	—	—	1,017,387
Japan [1]	—	208,295,478	—	208,295,478
Real Estate	50,056	489,650	—	539,706
Software & Services	557,819	9,753,408	—	10,311,227
Mexico [1]	11,947,142	—	—	11,947,142
Netherlands [1]	—	20,435,565	—	20,435,565
Capital Goods	29,262	7,978,842	—	8,008,104
Semiconductors & Semiconductor Equipment	125,737	2,281,483	—	2,407,220
New Zealand[1]	—	20,374,857	—	20,374,857
Utilities	7,582,626	21,689	—	7,604,315
Peru [1]	2,142,942	—	—	2,142,942
Portugal [1]	—	81,379	—	81,379
Banks	—	—	— *	—
Republic of Korea[1]	—	24,026,348	—	24,026,348
Media	2,961,671	4,000,426	—	6,962,097
Russia [1]	563,683	—	—	563,683
39
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Singapore [1]	$—	$27,170,462	$—	$27,170,462
Capital Goods	1,970,228	161,308	—	2,131,536
South Africa[1]	—	2,671,462	—	2,671,462
Food & Staples Retailing	2,766,669	1,371,795	—	4,138,464
Switzerland [1]	—	74,999,786	—	74,999,786
Capital Goods	5,118,063	3,441,764	—	8,559,827
Food, Beverage & Tobacco	22,492	4,214,569	—	4,237,061
Taiwan [1]	—	11,615,706	—	11,615,706
Semiconductors & Semiconductor Equipment	2,933,541	4,390,417	—	7,323,958
Thailand [1]	3,009,897	—	—	3,009,897
United Kingdom[1]	—	141,402,680	—	141,402,680
Capital Goods	5,853,552	52,181,076	—	58,034,628
Commercial & Professional Services	2,205,606	20,409,544	—	22,615,150
Diversified Financials	3,975,692	17,910,566	—	21,886,258
Technology Hardware & Equipment	13,655,677	5,923,859	—	19,579,536
United States[1]	7,979,215	—	—	7,979,215
Preferred Stock[1]	—	8,710,570	—	8,710,570
Brazil [1]	8,371,108	—	—	8,371,108
United Kingdom[1]	—	—	684	684
Other Investment Companies[1]	45,488,092	—	—	45,488,092
Rights
Australia [1]	—	—	76	76
United Kingdom[1]	2,364	—	—	2,364
Short-Term Investments[1]	—	29,975	—	29,975
Total	$280,047,841	$1,301,774,742	$760	$1,581,823,343
Other Financial Instruments
Futures Contracts[2]	$674,753	$—	$—	$674,753
Forward Foreign Currency Exchange Contracts[2]	—	201,838	—	201,838
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($87,589)	$—	($87,589)
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $10,488,567 and $26,964,846 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
40
Laudus MarketMasters Funds  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $1,306,037,311)		$1,581,823,343
Foreign currency, at value (cost $2,124,573)		2,119,892
Deposit with broker for futures contracts		1,957,200
Receivables:
Investments sold		5,499,980
Dividends		4,271,475
Foreign tax reclaims		2,174,665
Fund shares sold		336,346
Unrealized appreciation on forward foreign currency exchange contracts		201,838
Prepaid expenses	+	28,073
Total assets		1,598,412,812
Liabilities
Payables:
Investments bought		9,528,919
Investment adviser and administrator fees		1,360,469
Shareholder service fees		152,639
Independent trustees' fees		629
Fund shares redeemed		942,081
Foreign capital gains tax		158,794
Variation margin on futures contracts		42,500
Unrealized depreciation on forward foreign currency exchange contracts		87,589
Accrued expenses and other liabilities	+	274,764
Total liabilities		12,548,384
Net Assets
Total assets		1,598,412,812
Total liabilities	–	12,548,384
Net assets		$1,585,864,428
Net Assets by Source
Capital received from investors		1,336,257,808
Net investment income not yet distributed		1,275,137
Net realized capital losses		(28,004,501)
Net unrealized capital appreciation		276,335,984

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$457,842,107		19,404,433		$23.59
Select Shares	$1,128,022,321		47,869,218		$23.56

41
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus International MarketMasters Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,434,206)		$13,923,232
Expenses
Investment adviser and administrator fees		9,497,120
Shareholder service fees:
Investor Shares		509,414
Select Shares		856,488
Custodian fees		476,271
Portfolio accounting fees		84,825
Shareholder reports		45,573
Transfer agent fees		35,709
Professional fees		30,279
Registration fees		21,672
Independent trustees' fees		8,626
Interest expense		479
Other expenses	+	25,666
Total expenses		11,592,122
Expense reduction by CSIM and its affiliates	–	1,928,896
Net expenses	–	9,663,226
Net investment income		4,260,006
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,021,488
Net realized gains on futures contracts		2,078,274
Net realized gains on foreign currency transactions	+	714,594
Net realized gains		4,814,356
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $71,553)		166,858,475
Net change in unrealized appreciation (depreciation) on futures contracts		1,138,251
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(28,905)
Net change in unrealized appreciation (depreciation)	+	167,967,821
Net realized and unrealized gains		172,782,177
Increase in net assets resulting from operations		$177,042,183
42
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus International MarketMasters Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$4,260,006	$14,639,509
Net realized gains (losses)		4,814,356	(9,854,169)
Net change in unrealized appreciation (depreciation)	+	167,967,821	(18,810,623)
Increase (decrease) in net assets from operations		177,042,183	(14,025,283)
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(3,023,945)	(6,292,923)
Select Shares	+	(9,031,598)	(18,622,940)
Total distributions from net investment income		(12,055,543)	(24,915,863)
Distributions from net realized gains
Investor Shares		—	(28,099,826)
Select Shares	+	—	(72,880,802)
Total distributions from net realized gains		—	(100,980,628)
Total distributions		($12,055,543)	($125,896,491)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		271,333	$5,914,639	751,766	$15,557,806
Select Shares	+	1,471,328	31,389,169	4,875,860	100,112,035
Total shares sold		1,742,661	$37,303,808	5,627,626	$115,669,841
Shares Reinvested
Investor Shares		128,906	$2,663,205	1,484,420	$30,682,952
Select Shares	+	260,814	5,377,990	2,403,803	49,590,453
Total shares reinvested		389,720	$8,041,195	3,888,223	$80,273,405
Shares Redeemed
Investor Shares		(2,124,993)	($46,050,846)	(4,715,236)	($97,117,882)
Select Shares	+	(4,100,819)	(88,744,928)	(18,470,059)	(379,624,146)
Total shares redeemed		(6,225,812)	($134,795,774)	(23,185,295)	($476,742,028)
Net transactions in fund shares		(4,093,431)	($89,450,771)	(13,669,446)	($280,798,782)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		71,367,082	$1,510,328,559	85,036,528	$1,931,049,115
Total increase or decrease	+	(4,093,431)	75,535,869	(13,669,446)	(420,720,556)
End of period		67,273,651	$1,585,864,428	71,367,082	$1,510,328,559
Net investment income not yet distributed			$1,275,137		$9,070,674
43
Laudus MarketMasters Funds  |  Semiannual Report
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Laudus MarketMasters Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Laudus Small-Cap MarketMasters Fund	Schwab Target 2045 Fund
Laudus International MarketMasters Fund	Schwab Target 2050 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2055 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2060 Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab Target 2010 Index Fund
Schwab Core Equity Fund™	Schwab Target 2015 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2020 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2025 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2030 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2035 Index Fund
Schwab Health Care Fund™	Schwab Target 2040 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Target 2035 Fund	Schwab® Monthly Income Fund - Maximum Payout
Schwab Target 2040 Fund
Each fund in this report offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
44
Laudus MarketMasters Funds  |  Semiannual Report

Laudus MarketMasters Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Laudus International MarketMasters Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by CSIM. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2017, if any, are reflected in each fund's Statement of Assets and Liabilities.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds’ investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Management Risk. As with all actively managed funds, a fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause a fund to underperform its benchmark or other funds with a similar investment objective.
Foreign Investment Risk. A fund's investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These restrictions may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with a fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of a fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Multi-Manager Risk. Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund's exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or a fund may have to sell them at a loss.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%
For the period ended April 30, 2017, the aggregate advisory fee paid to CSIM by the Laudus Small-Cap MarketMasters Fund and the Laudus International MarketMasters Fund were 1.17% and 1.27%, respectively, as a percentage of each fund's average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables a fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, “service providers”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.20% for Select Shares and 0.25% for Investor Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.20% for Select Shares and 0.25% for Investor Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Investor Shares	1.35%	1.40%
Select Shares	1.20%	1.25%
Investments from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of April 30, 2017, as applicable:
	Underlying Funds
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Schwab Balanced Fund	17.7%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.5%
Schwab Monthly Income Fund - Maximum Payout	—%	0.1%
Schwab Monthly Income Fund - Moderate Payout	—%	0.4%
Schwab Target 2010 Fund	0.2%	0.2%
Schwab Target 2015 Fund	0.4%	0.4%
Schwab Target 2020 Fund	3.3%	2.6%
Schwab Target 2025 Fund	0.4%	2.8%
Schwab Target 2030 Fund	9.6%	6.0%
Schwab Target 2035 Fund	5.1%	3.0%
Schwab Target 2040 Fund	13.8%	7.5%
Schwab Target 2045 Fund	1.7%	0.9%
Schwab Target 2050 Fund	1.4%	0.7%
Schwab Target 2055 Fund	0.9%	0.4%
Schwab Target 2060 Fund	0.1%	0.0%*
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Laudus International MarketMasters Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2017, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $136,485 for Laudus International MarketMasters Fund.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Laudus Small-Cap MarketMasters Fund	$113,464,225	$124,206,899
Laudus International MarketMasters Fund	563,825,696	648,706,955

8. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2017 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds' accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2017, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Laudus Small-Cap MarketMasters Fund	$745,911	9
Laudus International MarketMasters Fund	29,398,414	344
The Laudus International MarketMasters Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended April 30, 2017, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation were $29,483,451 and $385,139 respectively.
As of April 30, 2017, the derivatives contracts held by the funds, categorized by primary risk exposure, were:
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Asset Derivatives	Fair Value
Equity Index - Futures Contracts[1]	$11,771	$674,753
Forward Foreign Currency Exchange Contracts[2]	—	201,838
Total	$11,771	$876,591
Liability Derivatives	Fair Value
Equity Index - Futures Contracts[3]	$—	$—
Forward Foreign Currency Exchange Contracts[4]	—	(87,589)
Total	$—	($87,589)
[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivatives held by the funds in the Statement of Operations for the period ended April 30, 2017 were:
	Laudus Small-Cap MarketMasters Fund	Laudus International MarketMasters Fund
Equity Index Futures Contracts
Realized Gains (Losses)[1]	$43,211	$2,078,274
Change in Unrealized Appreciation (Depreciation)[2]	30,574	1,138,251
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$—	$1,025,271
Change in Unrealized Appreciation (Depreciation)[2]	—	(109,472)
[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on foreign currency translations.
The funds' forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The Laudus International MarketMasters Fund's forwards, which are
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund's forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2017.
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
State Street Bank & Trust Co.	$201,838	($87,589)	$—	$114,249
Total	$201,838	($87,589)	$—	$114,249
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($87,589)	$87,589	$—	$—
Total	($87,589)	$87,589	$—	$—
[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the funds no longer charge redemption fees. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/16-4/30/17)	Prior Period (11/1/15-10/31/16)
Laudus Small-Cap MarketMasters Fund	$202	$110
Laudus International MarketMasters Fund	2,807	11,152

10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the Laudus International MarketMasters Fund had capital loss carryforwards of $13,160,449 available to offset future net capital gains.
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the funds did not incur any interest or penalties.

11. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Approval of New Sub-Advisory Agreement

At a meeting of the Board held on December 13, 2016, CSIM recommended, and the Trustees, including a majority of the Independent Trustees, approved a new investment sub-advisory agreement between Charles Schwab Investment Management, Inc. (CSIM) and Voya Investment Management Co. LLC (Voya) (New Sub-Advisory Agreement), pursuant to which Voya was appointed as a sub-adviser to Laudus Small-Cap MarketMasters Fund (the Fund), a series of Schwab Capital Trust (the Trust).
The Board was provided with detailed materials related to Voya in advance of, and additional materials at, the meeting. The materials and related discussions included, but were not limited to, information about Voya’s (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) compliance systems; (f) policies on, and compliance procedures for, personal securities transactions; (g) reputation, expertise and resources; (h) performance compared with similar advisers; and (i) performance with respect to similar accounts managed by Voya. In addition, the Board was provided with information about the level of the sub- advisory fees to be paid to Voya, and comparable fees paid to Voya for managing similar accounts. The Independent Trustees received advice from independent counsel to the Independent Trustees. The proposed appointment of Voya was first reviewed and discussed in the Investment Oversight Committee of the Board (the Committee) on December 12, 2016. Following such discussion, the Committee recommended the New Sub-Advisory Agreement to the Board for approval.
In its consideration of the approval of the New Sub-Advisory Agreement, the Board considered a variety of specific factors, including:
1.	the nature, extent and quality of the services to be provided to the Fund under the New Sub-Advisory Agreement, including the resources of Voya to be dedicated to the Fund;
2.	Voya’s investment performance in providing sub-advisory services with respect to similar accounts;
3.	the Fund’s expenses and how those expenses would be impacted by the hiring of Voya;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale may be realized as the Fund grows and whether fee levels in the New Sub-Advisory Agreement with Voya reflect the economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the sub- advisory services to be provided by Voya to the Fund and the resources Voya will dedicate to the Fund. In this regard, the Trustees considered the information provided by Voya with respect to its history, reputation, expertise, qualifications of its personnel, and experience in managing the type of strategies for which Voya was being engaged. The Board also considered reports regarding the search process undertaken by CSIM that led to the identification of Voya by CSIM as a well-qualified sub-adviser to the Fund with an investment style consistent with the Fund’s investment objective and strategies, and CSIM’s desired risk/return profile. The Trustees also considered the Trust’s Chief Compliance Officer’s evaluation of Voya’s compliance program and the recommended compliance monitoring program for Voya. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by Voya to the Fund and the resources of Voya to be dedicated to the Fund supported approval of the New Sub-Advisory Agreement with Voya.
Investment Performance. The Board considered Voya’s investment performance in determining whether to approve the New Sub-Advisory Agreement. Specifically, the Trustees considered Voya’s tracking error relative to appropriate benchmarks as well as its overall relative performance in providing investment advisory services to similar accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of Voya supported approval of the New Sub-Advisory Agreement.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation to be paid under the New Sub-Advisory Agreement, and the Fund’s net operating expense ratio. When considering the fees to be paid to Voya, the Trustees took into account the fact that Voya will be compensated by CSIM, and not by the Fund directly, and that the fees paid to Voya would not impact the fees paid by the Fund to CSIM. The Trustees also considered fees charged by Voya to comparable sub-advised accounts. The Board considered CSIM’s statements that the fees to be paid to Voya are reasonable in light of the anticipated quality of services to be provided by Voya. Following such evaluation, the Board concluded, within the context of its full deliberations, that the fees to be paid to Voya are reasonable and supported approval of the New Sub-Advisory Agreement.
Profitability. With respect to the profitability of CSIM, the Trustees considered projected profitability to CSIM before and after the appointment of Voya as a new sub-adviser. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM

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Laudus MarketMasters Funds
supported approval of the New Sub-Advisory Agreement. With respect to Voya, no historical information regarding the profitability of its relationship to the Fund was available. The Trustees took into account, however, the fact that Voya will be compensated by CSIM, and not by the Fund directly, and that the compensation paid to Voya reflects an arms-length negotiation between CSIM and Voya, which are unaffiliated with each other.
Economies of Scale. The Board considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through graduated investment advisory and sub-advisory fee schedules or other means, including any fee waivers by CSIM and its affiliates. In connection with its evaluation, the Board took into account the fact that the existing contractual investment advisory and sub-advisory fee schedules relating to the Fund include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreement for an initial two-year term and concluded that the compensation under the New Sub-Advisory Agreement is fair and reasonable in light of such services, and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Laudus MarketMasters Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Laudus MarketMasters Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Laudus MarketMasters Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Laudus MarketMasters Funds
Laudus Funds®

Laudus Funds offer investors access to some of the world's leading investment managers. With a rigorous manager selection process and ongoing oversight by Charles Schwab Investment Management, Laudus Funds offer single and multi-manager strategies as a complement to other funds managed by Charles Schwab Investment Management. The list below shows all currently available Laudus Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus or, if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Laudus Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.csimfunds.com/laudusfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Laudus Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.

The Laudus Funds®
Laudus U.S. Large Cap Growth
Laudus U.S. Large Cap Growth Fund
Laudus MarketMasters Funds®
Laudus International MarketMasters Fund™
Laudus Small-Cap MarketMasters Fund™
Laudus Mondrian Funds™
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Laudus MarketMasters Funds
1-877-824-5615

Printed on recycled paper.

Charles Schwab Investment Management, Inc. (CSIM) is the investment adviser for Laudus Funds. The Laudus Group of Funds includes the Laudus Mondrian Funds and Laudus U.S. Large Cap Growth Fund, which are part of the Laudus Trust and distributed by ALPS Distributors, Inc. (ALPS); and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc. (Schwab), Member SIPC. Schwab and CSIM, affiliates and subsidiaries of The Charles Schwab Corporation, are not affiliated with ALPS.

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MFR13563-20
00194054

Semiannual Report  |  April 30, 2017
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund

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Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2017
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	4.64%
Target 2010 Composite Index	4.34%
Fund Category: Morningstar Target-Date 2000-2010	4.70%
Performance Details	pages 9-10

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	5.00%
Target 2015 Composite Index	4.61%
Fund Category: Morningstar Target-Date 2015	5.32%
Performance Details	pages 11-12

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	6.63%
Target 2020 Composite Index	6.06%
Fund Category: Morningstar Target-Date 2020	5.77%
Performance Details	pages 13-14

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	8.20%
Target 2025 Composite Index	7.58%
Fund Category: Morningstar Target-Date 2025	7.26%
Performance Details	pages 15-16

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	9.52%
Target 2030 Composite Index	8.74%
Fund Category: Morningstar Target-Date 2030	8.34%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance (continued)

Total Return for the 6 Months Ended April 30, 2017
Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	10.55%
Target 2035 Composite Index	9.73%
Fund Category: Morningstar Target-Date 2035	9.70%
Performance Details	pages 19-20

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	11.56%
Target 2040 Composite Index	10.68%
Fund Category: Morningstar Target-Date 2040	10.17%
Performance Details	pages 21-22

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	12.20%
Target 2045 Composite Index	11.28%
Fund Category: Morningstar Target-Date 2045	10.85%
Performance Details	pages 23-24

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	12.56%
Target 2050 Composite Index	11.65%
Fund Category: Morningstar Target-Date 2050	10.75%
Performance Details	pages 25-26

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	13.00%
Target 2055 Composite Index	12.02%
Fund Category: Morningstar Target-Date 2055	11.12%
Performance Details	pages 27-28

Schwab Target 2060 Fund (Ticker Symbol: SWPRX)	13.04%
Target 2060 Composite Index	12.11%
Fund Category: Morningstar Target-Date 2060+	11.41%
Performance Details	pages 29-30

Minimum Initial Investment[1]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the funds’ prospectus for further detail and eligibility requirements.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we believe strategy is just as important as results. The foundational products we provide our investors are designed to deliver steady, reliable, long-term performance while making investing more transparent and less complicated. And that takes finding the right strategy for each fund we offer, whether we develop it in-house or partner with a third party manager. As pleased as we are with the performance of the Schwab Target Funds in the most recent reporting period, we’re just as proud of the investment strategy behind it.
Since our last shareholder report, equity prices rose in both the U.S. and abroad, and the Schwab Target Funds all enjoyed gains over the six-month reporting period ended April 30, 2017. One dimension of this rally that is beginning to get more attention is the recent rebound of active fund managers, who have benefited of late from the positive performance of companies expected to gain the most from changes in the policy and economic environments.
While investor capital has started to flow back into active funds as a result (February marked the first month since April 2015 that actively managed funds saw positive inflows)1, we have consistently maintained that both active

Asset Class Performance Comparison % returns during the six months ended 4/30/2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	Source: Morningstar DirectSM

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
From the President (continued)

“ Since our last shareholder report, equity prices rose in both the U.S. and abroad, and the Schwab Target Funds all enjoyed gains over the six-month reporting period ended April 30, 2017.”
and passive strategies deserve consideration in an investor’s diversified portfolio. The Schwab Target Funds have exposure to both actively and passively managed funds for the long term, and this positioning helps our investors to access the best of both worlds. Active strategies offer the potential to outperform the benchmarks, broader diversification, and the ability to react to market conditions through experienced management. Meanwhile, passive strategies can be a vehicle for capturing market returns with low tracking error and reduced fund turnover, which helps keep investing costs down.
We believe combining both active and passive approaches in the Schwab Target Funds gives investors additional diversification, efficiency, and sophistication, and also provides the opportunity for better long-term results with potentially less volatility than self-directed investor asset allocation. It’s just one of the tools we are using at Charles Schwab Investment Management to help you achieve your retirement goals.
I want to thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2017, equities both in the U.S. and abroad performed well. Meanwhile, global bond yields generally rose, driving many fixed income returns into negative territory (bond yields and fixed-rate bond prices move in opposite directions). The Federal Reserve (Fed) raised the federal funds rate twice over the reporting period, signaling confidence in the strength of the U.S. economy, while continued accommodative policies outside the U.S. began to show signs of success. Yields on many global government-backed securities rose over the reporting period, though remained relatively low compared to long-term averages. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.32%, while the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 11.47%. In fixed-income markets, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.67% for the reporting period, and the Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index returned 0.22%.
The Fed tightened U.S. monetary policy over the reporting period, while many other central banks outside the U.S. maintained accommodative policies. With improvements in several key U.S. economic measures and an uptick in inflation, the Fed raised the federal funds rate in December 2016 and in March 2017. Market responses to these changes were muted as both increases were largely already priced into global equity markets. Meanwhile, the European Central Bank extended its asset purchase program to at least December 2017 and announced it was loosening the restrictions on the types of bonds it can purchase, causing the yield curve to steepen. In Asia, the Bank of Japan (BOJ) maintained negative interest rates, quantitative easing, and yield curve management over the six-month reporting period. The positive performance of many international equities and improvement in the global economic outlook over the reporting period suggested that these policies were achieving their intended results, effectively stimulating economic growth in both the eurozone and in Japan.
Market volatility generally eased over the reporting period, though fluctuations tied to elections in both the U.S. and abroad occurred during the six months. In the U.S., election-related volatility picked up in the weeks leading up to the U.S. presidential election and continued after Election Day. U.S. equity futures dropped sharply soon after the election results were announced, then rebounded almost immediately the following day and generally maintained an upward trajectory throughout most of the reporting period. This rally was fueled by investor expectations for reflationary policies from the Donald Trump administration, including increased fiscal spending, tax reform, and reduced financial regulation. However, lack of progress in certain of the Trump administration’s policies increased uncertainty and contributed to muted stock market gains in the last months of the reporting period. Meanwhile, political uncertainty in the eurozone, including elections in the Netherlands and France, also contributed to overseas market volatility. In mid-March, center-right Dutch Prime Minister Mark Rutte beat far-right candidate Geert Wilders, while the race between front-runners Emmanuel Macron and Marine Le Pen in France was closer than many expected in the first round of voting. (Macron was elected to the French presidency in the run-off election the week following the end of the reporting period.)

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment (continued)

Overall global economic growth generally improved over the six-month reporting period. Eurozone economic activity picked up in both the fourth quarter of 2016 and the first quarter of 2017, and the entire eurozone bloc exited deflation by the end of January 2017. Meanwhile, the United Kingdom economy performed better than expected in the months following the decision in June to leave the European Union (Brexit) as progress toward an exit plan was made. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years, while rising inflation and decreasing lending costs in China contributed to a relatively stable economy over the reporting period. Not all countries made economic progress, however. The end of 2016 marked two consecutive years of economic contraction for Brazil and its worst recession on record. Meanwhile, the decreasing likelihood of relaxed economic sanctions by the U.S. weighed on Russia’s economy and contributed to sluggish growth in this country.
As bond yields remained low both overseas and in the U.S. (even with two federal funds rate increases by the Fed), the yields on many government-backed securities also remained low, with some in negative territory during the reporting period. The yield on the 10-year Japanese government bond stayed near 0.00% due to the BOJ’s yield curve management policy tool, while the 10-year German bund yield fluctuated between 0.00% and 0.50% over the six-month reporting period. In the U.S., short-term yields climbed in response to both Fed federal funds rate increases. Meanwhile longer-term yields, which are generally influenced by inflation and growth expectations, rose after the presidential election amid expectations for new policies from the Trump administration supported a positive growth outlook. As the reporting period continued and very little policy progress was made in Washington, the yields on longer-term U.S. Treasuries generally leveled off.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012, with the exception of the Schwab Target 2060 Fund, for which she has served as portfolio manager since its inception in August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	4.64%	6.94%	5.40%	3.11%
Target 2010 Composite Index	4.34%	6.32%	5.58%	4.06%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	7.32%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Fund Category: Morningstar Target-Date 2000-2010[2]	4.70%	7.25%	5.36%	3.72%
Fund Expense Ratios[3]: Net 0.43%; Gross 0.57%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.43%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.47%, 0.33% and 0.33%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	22
Portfolio Turnover Rate[1]	45%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2015 Fund (3/12/08)	5.00%	7.29%	5.97%	5.09%
Target 2015 Composite Index	4.61%	6.63%	6.17%	5.15%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	9.27%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.12%
Fund Category: Morningstar Target-Date 2015[2]	5.32%	8.07%	5.99%	4.27%
Fund Expense Ratios[3]: Net 0.44%; Gross 0.52%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.44%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.43%, 0.35% and 0.35%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	21
Portfolio Turnover Rate[1]	41%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	6.63%	9.32%	7.14%	4.34%
Target 2020 Composite Index	6.06%	8.33%	7.38%	4.87%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	7.32%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Fund Category: Morningstar Target-Date 2020[2]	5.77%	8.62%	5.92%	3.76%
Fund Expense Ratios[3]: Net 0.49%; Gross 0.52%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.49%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.45%, 0.42% and 0.42%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	25
Portfolio Turnover Rate[1]	40%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2025 Fund (3/12/08)	8.20%	11.26%	8.10%	6.82%
Target 2025 Composite Index	7.58%	10.11%	8.35%	6.37%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	9.27%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.12%
Fund Category: Morningstar Target-Date 2025[2]	7.26%	10.31%	7.06%	4.90%
Fund Expense Ratios[3]: Net 0.56%; Gross 0.60%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.56%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.54%, 0.50% and 0.50%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	24
Portfolio Turnover Rate[1]	32%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	9.52%	12.78%	8.83%	5.24%
Target 2030 Composite Index	8.74%	11.49%	9.10%	5.51%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	7.32%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Fund Category: Morningstar Target-Date 2030[2]	8.34%	11.67%	7.45%	4.02%
Fund Expense Ratios[3]: Net 0.61%; Gross 0.64%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.61%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.60%, 0.57% and 0.57%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	23
Portfolio Turnover Rate[1]	26%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2035 Fund (3/12/08)	10.55%	14.10%	9.49%	7.48%
Target 2035 Composite Index	9.73%	12.68%	9.76%	7.02%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	9.27%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.12%
Fund Category: Morningstar Target-Date 2035[2]	9.70%	13.17%	8.31%	5.50%
Fund Expense Ratios[3]: Net 0.65%; Gross 0.69%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.65%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.66%, 0.62% and 0.62%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	23
Portfolio Turnover Rate[1]	20%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	11.56%	15.29%	10.00%	5.72%
Target 2040 Composite Index	10.68%	13.83%	10.27%	5.87%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	7.32%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Fund Category: Morningstar Target-Date 2040[2]	10.17%	13.79%	8.37%	4.23%
Fund Expense Ratios[3]: Net 0.70%; Gross 0.73%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.70%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.69%, 0.66% and 0.66%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	22
Portfolio Turnover Rate[1]	17%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab Target 2045 Fund (1/23/13)	12.20%	16.07%	6.78%	9.93%
Target 2045 Composite Index	11.28%	14.56%	7.06%	10.17%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	10.03%	13.68%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.66%	2.05%
Fund Category: Morningstar Target-Date 2045[2]	10.85%	14.47%	5.75%	8.45%
Fund Expense Ratios[3]: Net 0.72%; Gross 0.85%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.72%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.82%, 0.69% and 0.69%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	22
Portfolio Turnover Rate[1]	9%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab Target 2050 Fund (1/23/13)	12.56%	16.52%	6.93%	10.19%
Target 2050 Composite Index	11.65%	15.02%	7.18%	10.40%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	10.03%	13.68%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.66%	2.05%
Fund Category: Morningstar Target-Date 2050[2]	10.75%	14.49%	5.81%	8.33%
Fund Expense Ratios[3]: Net 0.74%; Gross 0.89%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.74%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.86%, 0.71% and 0.71%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	21
Portfolio Turnover Rate[1]	9%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund and Laudus Mondrian Emerging Markets Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab Target 2055 Fund (1/23/13)	13.00%	17.07%	7.03%	10.32%
Target 2055 Composite Index	12.02%	15.47%	7.29%	10.56%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	10.03%	13.68%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.66%	2.05%
Fund Category: Morningstar Target-Date 2055[2]	11.12%	14.73%	5.95%	8.83%
Fund Expense Ratios[3]: Net 0.76%; Gross 1.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.76%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 26, 2017, the gross expense ratio, the net expense ratio and the annualized weighted average expense ratio of the underlying funds changed to 0.99%, 0.73% and 0.73%, respectively. For more information, refer to the prospectus supplement dated May 26, 2017.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	21
Portfolio Turnover Rate[1]	7%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund and Laudus Mondrian Emerging Markets Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Returns1
Fund and Inception Date	6 Months	Since Inception
Fund: Schwab Target 2060 Fund (8/25/16)	13.04%	11.12%
Target 2060 Composite Index	12.11%	9.78%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	11.51%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	-1.43%
Fund Category: Morningstar Target-Date 2060+[2]	11.41%	9.44%
Fund Expense Ratios[3]: Net 0.75%; Gross 1.85%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	20
Portfolio Turnover Rate[1]	2%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
The Laudus U.S. Large Cap Growth Fund and Laudus Mondrian Emerging Markets Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2016 and held through April 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Schwab Target 2010 Fund
Actual Return	0.00%	$1,000.00	$1,046.40	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2015 Fund
Actual Return	0.00%	$1,000.00	$1,050.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2020 Fund
Actual Return	0.00%	$1,000.00	$1,066.30	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2025 Fund
Actual Return	0.00%	$1,000.00	$1,082.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2030 Fund
Actual Return	0.00%	$1,000.00	$1,095.20	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2035 Fund
Actual Return	0.00%	$1,000.00	$1,105.50	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2040 Fund
Actual Return	0.00%	$1,000.00	$1,115.60	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2045 Fund
Actual Return	0.00%	$1,000.00	$1,122.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2050 Fund
Actual Return	0.00%	$1,000.00	$1,125.60	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Target 2055 Fund
Actual Return	0.00%	$1,000.00	$1,130.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Schwab Target 2060 Fund
Actual Return	0.00%	$1,000.00	$1,130.40	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$12.52	$12.42	$12.42	$11.91	$11.10	$10.56
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.20 [1]	0.17 [1]	0.19	0.21	0.22
Net realized and unrealized gains (losses)	0.43	0.12	0.08	0.52	0.85	0.57
Total from investment operations	0.57	0.32	0.25	0.71	1.06	0.79
Less distributions:
Distributions from net investment income	(0.22)	(0.22)	(0.25)	(0.20)	(0.25)	(0.25)
Net asset value at end of period	$12.87	$12.52	$12.42	$12.42	$11.91	$11.10
Total return	4.64% [2]	2.68%	2.03%	6.08%	9.74%	7.63%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	0.00% [5]	0.00% [5]	—	—	—
Gross operating expenses[3]	0.12% [4]	0.14%	0.14%	0.17%	0.18%	0.18%
Net investment income (loss)	2.23% [4]	1.60%	1.40%	1.53%	1.77%	1.95%
Portfolio turnover rate	45% [2],[6]	14%	33%	29%	26%	13%
Net assets, end of period (x 1,000,000)	$59	$59	$65	$64	$61	$60

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 24% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
96.8%	Other Investment Companies	52,240,819	57,420,409
2.7%	Short-Term Investments	1,602,821	1,602,821
99.5%	Total Investments	53,843,640	59,023,230
0.5%	Other Assets and Liabilities, Net		280,739
100.0%	Net Assets		59,303,969

Security	Number of Shares	Value ($)
Other Investment Companies 96.8% of net assets

Equity Funds 36.9%
Global Real Estate 1.9%
Schwab Global Real Estate Fund (a)	149,055	1,105,990
International 8.9%
Laudus International MarketMasters Fund, Select Shares (a)	136,226	3,209,486
Schwab International Core Equity Fund (a)	200,737	2,071,609
		5,281,095
Large-Cap 24.1%
Dodge & Cox Stock Fund	4,606	878,439
Laudus U.S. Large Cap Growth Fund *(a)	105,471	1,970,205
Schwab Core Equity Fund (a)	147,971	3,290,872
Schwab Dividend Equity Fund (a)	9,545	154,344
Schwab S&P 500 Index Fund (a)	193,036	7,119,179
TCW Relative Value Large Cap Fund, Class I	39,079	891,389
		14,304,428
Small-Cap 2.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	21,215	416,450
Schwab Small-Cap Equity Fund (a)	36,389	802,022
		1,218,472
		21,909,985

Fixed-Income Funds 55.7%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	333,151	3,714,637
Intermediate-Term Bond 38.9%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	65,420	720,276
Metropolitan West Total Return Bond Fund, Class I	516,034	5,485,445
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	1,383,626	13,905,446
Wells Fargo Core Bond Fund, Institutional Class	231,687	2,970,224
		23,081,391
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund (a)	52,042	494,403
Short-Term Bond 9.7%
Schwab Short-Term Bond Index Fund (a)	572,754	5,733,265
		33,023,696

Money Market Fund 4.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	2,485,982	2,486,728
Total Other Investment Companies
(Cost $52,240,819)		57,420,409
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.7% of net assets

Time Deposits 2.7%
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	590,595	590,595
BNP Paribas
0.42%, 05/01/17 (c)	421,631	421,631
Sumitomo Mitsui Banking Corp.
0.42%, 05/01/17 (c)	590,595	590,595
Total Short-Term Investments
(Cost $1,602,821)		1,602,821

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $54,090,227 and the unrealized appreciation and depreciation were $5,222,029 and ($289,026), respectively, with a net unrealized appreciation of $4,933,003.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$57,420,409	$—	$—	$57,420,409
Short-Term Investments[1]	—	1,602,821	—	1,602,821
Total	$57,420,409	$1,602,821	$—	$59,023,230
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $41,486,287)		$46,474,636
Investments in unaffiliated issuers, at value (cost $12,357,353)	+	12,548,594
Total investments, at value (cost $53,843,640)		59,023,230
Receivables:
Fund shares sold		311,428
Dividends		49,054
Due from investment adviser		6,282
Interest		56
Prepaid expenses	+	16,406
Total assets		59,406,456
Liabilities
Payables:
Investments bought		26,351
Independent trustees' fees		296
Fund shares redeemed		55,809
Accrued expenses	+	20,031
Total liabilities		102,487
Net Assets
Total assets		59,406,456
Total liabilities	–	102,487
Net assets		$59,303,969
Net Assets by Source
Capital received from investors		59,319,442
Net investment income not yet distributed		159,311
Net realized capital losses		(5,354,374)
Net unrealized capital appreciation		5,179,590

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$59,303,969		4,607,233		$12.87

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$519,815
Dividends received from unaffiliated underlying funds		130,260
Interest	+	1,880
Total investment income		651,955
Expenses
Professional fees		13,072
Registration fees		9,139
Independent trustees' fees		4,004
Transfer agent fees		3,530
Portfolio accounting fees		2,766
Shareholder reports		2,272
Custodian fees		1,066
Other expenses	+	735
Total expenses		36,584
Expense reduction by CSIM	–	36,584
Net expenses	–	—
Net investment income		651,955
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		85,940
Realized capital gain distributions received from unaffiliated underlying funds		232,425
Net realized gains on sales of affiliated underlying funds		1,960,525
Net realized gains on sales of unaffiliated underlying funds	+	374,137
Net realized gains		2,653,027
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(110,931)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(501,624)
Net change in unrealized appreciation (depreciation)	+	(612,555)
Net realized and unrealized gains		2,040,472
Increase in net assets resulting from operations		$2,692,427

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$651,955	$976,757
Net realized gains		2,653,027	2,212,658
Net change in unrealized appreciation (depreciation)	+	(612,555)	(1,623,498)
Increase in net assets from operations		2,692,427	1,565,917
Distributions to Shareholders
Distributions from net investment income		($1,060,087)	($1,128,027)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		450,924	$5,680,696	719,105	$8,761,592
Shares reinvested		78,082	964,310	87,514	1,059,786
Shares redeemed	+	(672,141)	(8,443,579)	(1,250,841)	(15,300,270)
Net transactions in fund shares		(143,135)	($1,798,573)	(444,222)	($5,478,892)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,750,368	$59,470,202	5,194,590	$64,511,204
Total decrease	+	(143,135)	(166,233)	(444,222)	(5,041,002)
End of period		4,607,233	$59,303,969	4,750,368	$59,470,202
Net investment income not yet distributed			$159,311		$567,443

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Schwab Target 2015 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$11.72	$12.23	$12.81	$12.22	$11.13	$10.48
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.18 [1]	0.17 [1]	0.19	0.20	0.20
Net realized and unrealized gains (losses)	0.43	0.11	0.08	0.60	1.12	0.66
Total from investment operations	0.56	0.29	0.25	0.79	1.32	0.86
Less distributions:
Distributions from net investment income	(0.22)	(0.21)	(0.27)	(0.20)	(0.23)	(0.21)
Distributions from net realized gains	(0.37)	(0.59)	(0.56)	—	—	—
Total distributions	(0.59)	(0.80)	(0.83)	(0.20)	(0.23)	(0.21)
Net asset value at end of period	$11.69	$11.72	$12.23	$12.81	$12.22	$11.13
Total return	5.00% [2]	2.59%	1.99%	6.56%	12.06%	8.41%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	0.00% [5]	0.00% [5]	—	—	—
Gross operating expenses[3]	0.08% [4]	0.08%	0.09%	0.11%	0.14%	0.19%
Net investment income (loss)	2.23% [4]	1.59%	1.42%	1.52%	1.72%	1.85%
Portfolio turnover rate	41% [2],[6]	14%	33%	32%	16%	13%
Net assets, end of period (x 1,000,000)	$97	$104	$116	$111	$94	$70

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 22% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)

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Schwab Target 2015 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	85,718,620	95,515,600
1.9%	Short-Term Investments	1,899,330	1,899,330
99.9%	Total Investments	87,617,950	97,414,930
0.1%	Other Assets and Liabilities, Net		66,782
100.0%	Net Assets		97,481,712

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

Equity Funds 39.8%
Global Real Estate 1.9%
Schwab Global Real Estate Fund (a)	243,569	1,807,284
International 9.5%
Laudus International MarketMasters Fund, Select Shares (a)	235,863	5,556,942
Schwab International Core Equity Fund (a)	357,280	3,687,130
		9,244,072
Large-Cap 26.1%
Dodge & Cox Stock Fund	8,240	1,571,615
Laudus U.S. Large Cap Growth Fund *(a)	186,192	3,478,072
Schwab Core Equity Fund (a)	260,996	5,804,549
Schwab Dividend Equity Fund (a)	16,033	259,249
Schwab S&P 500 Index Fund (a)	345,294	12,734,431
TCW Relative Value Large Cap Fund, Class I	72,086	1,644,272
		25,492,188
Small-Cap 2.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	38,514	756,028
Schwab Small-Cap Equity Fund (a)	65,788	1,449,971
		2,205,999
		38,749,543

Fixed-Income Funds 53.9%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	545,731	6,084,906
Intermediate-Term Bond 37.8%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	119,792	1,318,912
Metropolitan West Total Return Bond Fund, Class I	871,001	9,258,745
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	2,151,311	21,620,672
Wells Fargo Core Bond Fund, Institutional Class	363,773	4,663,571
		36,861,900
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund (a)	77,288	734,238
Short-Term Bond 9.1%
Schwab Short-Term Bond Index Fund (a)	885,449	8,863,347
		52,544,391

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	4,220,400	4,221,666
Total Other Investment Companies
(Cost $85,718,620)		95,515,600
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (c)	975,476	975,476
Citibank
0.42%, 05/01/17 (c)	923,854	923,854
Total Short-Term Investments
(Cost $1,899,330)		1,899,330

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $87,937,228 and the unrealized appreciation and depreciation were $10,062,942 and ($585,240), respectively, with a net unrealized appreciation of $9,477,702.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$95,515,600	$—	$—	$95,515,600
Short-Term Investments[1]	—	1,899,330	—	1,899,330
Total	$95,515,600	$1,899,330	$—	$97,414,930
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

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Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $67,647,187)		$77,058,485
Investments in unaffiliated issuers, at value (cost $19,970,763)	+	20,356,445
Total investments, at value (cost $87,617,950)		97,414,930
Receivables:
Dividends		77,211
Fund shares sold		66,801
Due from investment adviser		6,676
Interest		67
Prepaid expenses	+	12,752
Total assets		97,578,437
Liabilities
Payables:
Investments bought		42,967
Independent trustees' fees		310
Fund shares redeemed		32,150
Accrued expenses	+	21,298
Total liabilities		96,725
Net Assets
Total assets		97,578,437
Total liabilities	–	96,725
Net assets		$97,481,712
Net Assets by Source
Capital received from investors		86,255,672
Net investment income not yet distributed		243,400
Net realized capital gains		1,185,660
Net unrealized capital appreciation		9,796,980

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$97,481,712		8,339,482		$11.69

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Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$885,809
Dividends received from unaffiliated underlying funds		212,598
Interest	+	2,509
Total investment income		1,100,916
Expenses
Professional fees		13,228
Registration fees		9,880
Independent trustees' fees		4,143
Transfer agent fees		4,104
Shareholder reports		3,095
Portfolio accounting fees		3,031
Custodian fees		1,267
Other expenses	+	1,084
Total expenses		39,832
Expense reduction by CSIM	–	39,832
Net expenses	–	—
Net investment income		1,100,916
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		152,735
Realized capital gain distributions received from unaffiliated underlying funds		378,238
Net realized gains on sales of affiliated underlying funds		521,060
Net realized gains on sales of unaffiliated underlying funds	+	462,158
Net realized gains		1,514,191
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,805,531
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(647,480)
Net change in unrealized appreciation (depreciation)	+	2,158,051
Net realized and unrealized gains		3,672,242
Increase in net assets resulting from operations		$4,773,158

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$1,100,916	$1,755,616
Net realized gains		1,514,191	3,635,423
Net change in unrealized appreciation (depreciation)	+	2,158,051	(2,475,029)
Increase in net assets from operations		4,773,158	2,916,010
Distributions to Shareholders
Distributions from net investment income		(1,851,464)	(1,912,081)
Distributions from net realized gains	+	(3,187,589)	(5,504,533)
Total distributions		($5,039,053)	($7,416,614)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		531,614	$6,160,562	1,773,195	$20,460,018
Shares reinvested		417,430	4,675,208	607,968	6,894,365
Shares redeemed	+	(1,494,821)	(17,267,386)	(2,943,054)	(34,207,784)
Net transactions in fund shares		(545,777)	($6,431,616)	(561,891)	($6,853,401)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,885,259	$104,179,223	9,447,150	$115,533,228
Total decrease	+	(545,777)	(6,697,511)	(561,891)	(11,354,005)
End of period		8,339,482	$97,481,712	8,885,259	$104,179,223
Net investment income not yet distributed			$243,400		$993,948

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Schwab Target 2020 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$13.84	$14.33	$14.32	$13.52	$11.94	$11.13
Income (loss) from investment operations:
Net investment income (loss)	0.16 [1]	0.22 [1]	0.20 [1]	0.21	0.22	0.22
Net realized and unrealized gains (losses)	0.72	0.06	0.12	0.82	1.62	0.82
Total from investment operations	0.88	0.28	0.32	1.03	1.84	1.04
Less distributions:
Distributions from net investment income	(0.24)	(0.27)	(0.31)	(0.23)	(0.26)	(0.23)
Distributions from net realized gains	(0.51)	(0.50)	—	—	—	—
Total distributions	(0.75)	(0.77)	(0.31)	(0.23)	(0.26)	(0.23)
Net asset value at end of period	$13.97	$13.84	$14.33	$14.32	$13.52	$11.94
Total return	6.63% [2]	2.05%	2.25%	7.71%	15.72%	9.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	0.00% [5]	0.00% [5]	—	—	—
Gross operating expenses[3]	0.03% [4]	0.03%	0.03%	0.04%	0.05%	0.06%
Net investment income (loss)	2.31% [4]	1.59%	1.42%	1.48%	1.71%	1.89%
Portfolio turnover rate	40% [2],[6]	9%	25%	26%	14%	13%
Net assets, end of period (x 1,000,000)	$548	$530	$536	$499	$415	$306

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 24% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.0%	Other Investment Companies	462,060,985	530,756,068
3.0%	Short-Term Investments	16,567,585	16,567,585
100.0%	Total Investments	478,628,570	547,323,653
0.0%	Other Assets and Liabilities, Net		182,239
100.0%	Net Assets		547,505,892

Security	Number of Shares	Value ($)
Other Investment Companies 97.0% of net assets

Equity Funds 49.7%
Global Real Estate 2.4%
Schwab Global Real Estate Fund (a)	1,799,918	13,355,391
International 12.7%
Laudus International MarketMasters Fund, Select Shares (a)	1,746,095	41,137,992
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	190,425	1,491,028
Schwab International Core Equity Fund (a)	2,586,379	26,691,434
		69,320,454
Large-Cap 31.5%
Dodge & Cox Stock Fund	51,677	9,856,303
Laudus U.S. Large Cap Growth Fund *(a)	1,279,443	23,900,000
Schwab Core Equity Fund (a)	2,007,559	44,648,121
Schwab Dividend Equity Fund (a)	106,256	1,718,157
Schwab S&P 500 Index Fund (a)	2,194,243	80,923,688
TCW Relative Value Large Cap Fund, Class I	498,850	11,378,767
		172,425,036
Small-Cap 3.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	291,798	5,728,006
Schwab Small-Cap Equity Fund (a)	503,911	11,106,192
		16,834,198
		271,935,079

Fixed-Income Funds 45.3%
Inflation-Protected Bond 3.4%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,681,730	18,751,293
Intermediate-Term Bond 34.1%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,112,099	12,244,213
Metropolitan West Total Return Bond Fund, Class I	4,682,578	49,775,798
Schwab Intermediate-Term Bond Fund (a)	401,706	4,045,179
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	10,081,367	101,317,739
Wells Fargo Core Bond Fund, Institutional Class	1,510,364	19,362,869
		186,745,798
International Bond 1.3%
Laudus Mondrian International Government Fixed Income Fund (a)	717,722	6,818,358
Short-Term Bond 6.5%
Schwab Short-Term Bond Index Fund (a)	3,539,165	35,427,041
		247,742,490

Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	11,075,176	11,078,499
Total Other Investment Companies
(Cost $462,060,985)		530,756,068
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (c)	5,480,911	5,480,911
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	5,480,911	5,480,911
Citibank
0.42%, 05/01/17 (c)	5,480,911	5,480,911
JPMorgan Chase Bank
0.42%, 05/01/17 (c)	124,852	124,852
Total Short-Term Investments
(Cost $16,567,585)		16,567,585

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $479,690,433 and the unrealized appreciation and depreciation were $71,015,293 and ($3,382,073), respectively, with a net unrealized appreciation of $67,633,220.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$530,756,068	$—	$—	$530,756,068
Short-Term Investments[1]	—	16,567,585	—	16,567,585
Total	$530,756,068	$16,567,585	$—	$547,323,653
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $362,533,286)		$428,138,118
Investments in unaffiliated issuers, at value (cost $116,095,284)	+	119,185,535
Total investments, at value (cost $478,628,570)		547,323,653
Receivables:
Fund shares sold		464,388
Dividends		362,781
Due from investment adviser		11,285
Interest		584
Prepaid expenses	+	22,333
Total assets		548,185,024
Liabilities
Payables:
Investments bought		222,855
Independent trustees' fees		350
Fund shares redeemed		420,143
Accrued expenses	+	35,784
Total liabilities		679,132
Net Assets
Total assets		548,185,024
Total liabilities	–	679,132
Net assets		$547,505,892
Net Assets by Source
Capital received from investors		471,334,228
Net investment income not yet distributed		1,153,478
Net realized capital gains		6,323,103
Net unrealized capital appreciation		68,695,083

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$547,505,892		39,205,510		$13.97

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,868,700
Dividends received from unaffiliated underlying funds		1,208,436
Interest	+	20,117
Total investment income		6,097,253
Expenses
Registration fees		14,661
Professional fees		14,535
Shareholder reports		13,599
Portfolio accounting fees		10,053
Transfer agent fees		7,195
Independent trustees' fees		5,470
Custodian fees		608
Other expenses	+	4,292
Total expenses		70,413
Expense reduction by CSIM	–	70,413
Net expenses	–	—
Net investment income		6,097,253
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,067,229
Realized capital gain distributions received from unaffiliated underlying funds		2,366,351
Net realized gains on sales of affiliated underlying funds		1,862,374
Net realized gains on sales of unaffiliated underlying funds	+	2,581,341
Net realized gains		7,877,295
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		23,140,033
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(3,099,779)
Net change in unrealized appreciation (depreciation)	+	20,040,254
Net realized and unrealized gains		27,917,549
Increase in net assets resulting from operations		$34,014,802

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$6,097,253	$8,437,830
Net realized gains		7,877,295	21,563,485
Net change in unrealized appreciation (depreciation)	+	20,040,254	(18,731,756)
Increase in net assets from operations		34,014,802	11,269,559
Distributions to Shareholders
Distributions from net investment income		(9,169,294)	(10,024,736)
Distributions from net realized gains	+	(19,004,283)	(18,650,147)
Total distributions		($28,173,577)	($28,674,883)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,440,206	$47,202,172	6,250,271	$84,821,765
Shares reinvested		2,009,738	26,689,317	2,041,707	27,481,364
Shares redeemed	+	(4,526,153)	(62,176,790)	(7,444,384)	(101,328,110)
Net transactions in fund shares		923,791	$11,714,699	847,594	$10,975,019
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,281,719	$529,949,968	37,434,125	$536,380,273
Total increase or decrease	+	923,791	17,555,924	847,594	(6,430,305)
End of period		39,205,510	$547,505,892	38,281,719	$529,949,968
Net investment income not yet distributed			$1,153,478		$4,225,519

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$13.45	$14.11	$14.54	$13.63	$11.73	$10.84
Income (loss) from investment operations:
Net investment income (loss)	0.16 [1]	0.20 [1]	0.19 [1]	0.21	0.21	0.19
Net realized and unrealized gains (losses)	0.90	0.06	0.15	0.93	1.93	0.89
Total from investment operations	1.06	0.26	0.34	1.14	2.14	1.08
Less distributions:
Distributions from net investment income	(0.23)	(0.26)	(0.32)	(0.23)	(0.24)	(0.19)
Distributions from net realized gains	(0.46)	(0.66)	(0.45)	—	—	—
Total distributions	(0.69)	(0.92)	(0.77)	(0.23)	(0.24)	(0.19)
Net asset value at end of period	$13.82	$13.45	$14.11	$14.54	$13.63	$11.73
Total return	8.20% [2]	2.01%	2.36%	8.44%	18.54%	10.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	0.00% [5]	0.00% [5]	—	—	0.00% [5]
Gross operating expenses[3]	0.03% [4]	0.04%	0.04%	0.06%	0.08%	0.10%
Net investment income (loss)	2.37% [4]	1.53%	1.37%	1.39%	1.57%	1.73%
Portfolio turnover rate	32% [2],[6]	5%	21%	27%	10%	13%
Net assets, end of period (x 1,000,000)	$476	$443	$409	$344	$251	$141

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 21% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.4%	Other Investment Companies	412,356,690	463,408,195
2.5%	Short-Term Investments	12,180,622	12,180,622
99.9%	Total Investments	424,537,312	475,588,817
0.1%	Other Assets and Liabilities, Net		376,318
100.0%	Net Assets		475,965,135

Security	Number of Shares	Value ($)
Other Investment Companies 97.4% of net assets

Equity Funds 61.7%
Global Real Estate 3.1%
Schwab Global Real Estate Fund (a)	1,985,872	14,735,169
International 16.3%
Laudus International MarketMasters Fund, Select Shares (a)	1,884,229	44,392,438
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	498,196	3,900,878
Schwab International Core Equity Fund (a)	2,829,472	29,200,151
		77,493,467
Large-Cap 38.2%
Dodge & Cox Stock Fund	50,014	9,539,257
Laudus U.S. Large Cap Growth Fund *(a)	1,434,756	26,801,241
Schwab Core Equity Fund (a)	2,260,049	50,263,481
Schwab Dividend Equity Fund (a)	221,699	3,584,880
Schwab S&P 500 Index Fund (a)	2,139,446	78,902,779
TCW Relative Value Large Cap Fund, Class I	562,202	12,823,837
		181,915,475
Small-Cap 4.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	349,456	6,859,828
Schwab Small-Cap Equity Fund (a)	573,385	12,637,395
		19,497,223
		293,641,334

Fixed-Income Funds 34.4%
Inflation-Protected Bond 1.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	450,416	5,022,137
Intermediate-Term Bond 28.3%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,357,927	14,950,779
Metropolitan West Total Return Bond Fund, Class I	3,610,133	38,375,719
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	538,584	5,423,538
Schwab U.S. Aggregate Bond Index Fund (a)	6,451,975	64,842,350
Wells Fargo Core Bond Fund, Institutional Class	859,824	11,022,942
		134,615,328
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund (a)	627,519	5,961,428
Short-Term Bond 3.8%
Schwab Short-Term Bond Index Fund (a)	1,811,074	18,128,852
		163,727,745

Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	6,037,305	6,039,116
Total Other Investment Companies
(Cost $412,356,690)		463,408,195
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets

Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (c)	4,762,416	4,762,416
Citibank
0.42%, 05/01/17 (c)	4,762,416	4,762,416
JPMorgan Chase Bank
0.42%, 05/01/17 (c)	2,655,790	2,655,790
Total Short-Term Investments
(Cost $12,180,622)		12,180,622

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $425,913,000 and the unrealized appreciation and depreciation were $52,822,128 and ($3,146,311), respectively, with a net unrealized appreciation of $49,675,817.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$463,408,195	$—	$—	$463,408,195
Short-Term Investments[1]	—	12,180,622	—	12,180,622
Total	$463,408,195	$12,180,622	$—	$475,588,817
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $329,202,293)		$376,695,661
Investments in unaffiliated issuers, at value (cost $95,335,019)	+	98,893,156
Total investments, at value (cost $424,537,312)		475,588,817
Receivables:
Fund shares sold		461,122
Dividends		240,605
Due from investment adviser		10,967
Interest		426
Prepaid expenses	+	21,139
Total assets		476,323,076
Liabilities
Payables:
Investments bought		162,554
Independent trustees' fees		307
Fund shares redeemed		161,848
Accrued expenses	+	33,232
Total liabilities		357,941
Net Assets
Total assets		476,323,076
Total liabilities	–	357,941
Net assets		$475,965,135
Net Assets by Source
Capital received from investors		423,023,609
Net investment income not yet distributed		850,540
Net realized capital gains		1,039,481
Net unrealized capital appreciation		51,051,505

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$475,965,135		34,441,451		$13.82

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,299,663
Dividends received from unaffiliated underlying funds		1,050,773
Interest	+	14,459
Total investment income		5,364,895
Expenses
Registration fees		16,564
Professional fees		14,185
Shareholder reports		11,584
Portfolio accounting fees		9,536
Transfer agent fees		7,082
Independent trustees' fees		5,187
Custodian fees		738
Other expenses	+	3,407
Total expenses		68,283
Expense reduction by CSIM	–	68,283
Net expenses	–	—
Net investment income		5,364,895
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,078,728
Realized capital gain distributions received from unaffiliated underlying funds		2,270,643
Net realized losses on sales of affiliated underlying funds		(1,932,990)
Net realized gains on sales of unaffiliated underlying funds	+	871,088
Net realized gains		2,287,469
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		29,437,491
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(932,490)
Net change in unrealized appreciation (depreciation)	+	28,505,001
Net realized and unrealized gains		30,792,470
Increase in net assets resulting from operations		$36,157,365

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$5,364,895	$6,517,460
Net realized gains		2,287,469	17,092,704
Net change in unrealized appreciation (depreciation)	+	28,505,001	(13,982,701)
Increase in net assets from operations		36,157,365	9,627,463
Distributions to Shareholders
Distributions from net investment income		(7,453,730)	(7,697,743)
Distributions from net realized gains	+	(15,212,564)	(19,307,598)
Total distributions		($22,666,294)	($27,005,341)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,429,563	$46,286,209	7,097,645	$93,244,573
Shares reinvested		1,686,255	21,971,905	2,002,536	26,213,202
Shares redeemed	+	(3,634,702)	(48,960,990)	(5,154,240)	(68,264,079)
Net transactions in fund shares		1,481,116	$19,297,124	3,945,941	$51,193,696
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,960,335	$443,176,940	29,014,394	$409,361,122
Total increase	+	1,481,116	32,788,195	3,945,941	33,815,818
End of period		34,441,451	$475,965,135	32,960,335	$443,176,940
Net investment income not yet distributed			$850,540		$2,939,375

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$14.51	$15.59	$15.77	$14.70	$12.42	$11.43
Income (loss) from investment operations:
Net investment income (loss)	0.18 [1]	0.22 [1]	0.21 [1]	0.22	0.22	0.19
Net realized and unrealized gains (losses)	1.14	0.01	0.17	1.10	2.31	0.99
Total from investment operations	1.32	0.23	0.38	1.32	2.53	1.18
Less distributions:
Distributions from net investment income	(0.24)	(0.30)	(0.36)	(0.25)	(0.25)	(0.19)
Distributions from net realized gains	(0.58)	(1.01)	(0.20)	—	—	—
Total distributions	(0.82)	(1.31)	(0.56)	(0.25)	(0.25)	(0.19)
Net asset value at end of period	$15.01	$14.51	$15.59	$15.77	$14.70	$12.42
Total return	9.52% [2]	1.72%	2.44%	9.11%	20.73%	10.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	0.00% [5]	0.00% [5]	—	—	—
Gross operating expenses[3]	0.02% [4]	0.03%	0.03%	0.03%	0.04%	0.05%
Net investment income (loss)	2.43% [4]	1.51%	1.36%	1.38%	1.59%	1.62%
Portfolio turnover rate	26% [2],[6]	5%	19%	26%	10%	12%
Net assets, end of period (x 1,000,000)	$889	$814	$789	$727	$621	$444

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 18% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	717,268,273	868,969,685
2.1%	Short-Term Investments	19,158,218	19,158,218
99.9%	Total Investments	736,426,491	888,127,903
0.1%	Other Assets and Liabilities, Net		489,793
100.0%	Net Assets		888,617,696

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets

Equity Funds 70.7%
Global Real Estate 3.3%
Schwab Global Real Estate Fund (a)	3,950,545	29,313,043
International 19.2%
Laudus International MarketMasters Fund, Select Shares (a)	4,054,457	95,523,006
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,542,701	12,079,351
Schwab International Core Equity Fund (a)	6,121,099	63,169,740
		170,772,097
Large-Cap 43.0%
Dodge & Cox Stock Fund	95,963	18,302,934
Laudus U.S. Large Cap Growth Fund *(a)	3,311,485	61,858,543
Schwab Core Equity Fund (a)	4,705,517	104,650,704
Schwab Dividend Equity Fund (a)	781,836	12,642,291
Schwab S&P 500 Index Fund (a)	4,209,292	155,238,688
TCW Relative Value Large Cap Fund, Class I	1,277,722	29,144,829
		381,837,989
Small-Cap 5.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	849,499	16,675,671
Schwab Small-Cap Equity Fund (a)	1,337,259	29,473,179
		46,148,850
		628,071,979

Fixed-Income Funds 26.4%
Intermediate-Term Bond 23.0%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,716,419	29,907,777
Metropolitan West Total Return Bond Fund, Class I	5,527,141	58,753,508
Schwab Intermediate-Term Bond Fund (a)	1,102,763	11,104,820
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	9,252,038	92,982,981
Wells Fargo Core Bond Fund, Institutional Class	924,598	11,853,344
		204,602,430
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund (a)	1,080,882	10,268,377
Short-Term Bond 2.2%
Schwab Short-Term Bond Index Fund (a)	1,996,782	19,987,783
		234,858,590

Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	6,037,305	6,039,116
Total Other Investment Companies
(Cost $717,268,273)		868,969,685
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
Citibank
0.42%, 05/01/17 (c)	8,893,861	8,893,861
JPMorgan Chase Bank
0.42%, 05/01/17 (c)	8,893,861	8,893,861
Wells Fargo
0.42%, 05/01/17 (c)	1,370,496	1,370,496
Total Short-Term Investments
(Cost $19,158,218)		19,158,218

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $740,140,091 and the unrealized appreciation and depreciation were $153,924,594 and ($5,936,782), respectively, with a net unrealized appreciation of $147,987,812.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$868,969,685	$—	$—	$868,969,685
Short-Term Investments[1]	—	19,158,218	—	19,158,218
Total	$868,969,685	$19,158,218	$—	$888,127,903
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $578,297,358)		$721,007,293
Investments in unaffiliated issuers, at value (cost $158,129,133)	+	167,120,610
Total investments, at value (cost $736,426,491)		888,127,903
Receivables:
Fund shares sold		600,078
Dividends		337,891
Due from investment adviser		13,778
Interest		671
Prepaid expenses	+	26,344
Total assets		889,106,665
Liabilities
Payables:
Investments bought		244,782
Independent trustees' fees		336
Fund shares redeemed		196,931
Accrued expenses	+	46,920
Total liabilities		488,969
Net Assets
Total assets		889,106,665
Total liabilities	–	488,969
Net assets		$888,617,696
Net Assets by Source
Capital received from investors		729,594,992
Net investment income not yet distributed		1,377,303
Net realized capital gains		5,943,989
Net unrealized capital appreciation		151,701,412

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$888,617,696		59,207,875		$15.01

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$8,301,057
Dividends received from unaffiliated underlying funds		1,873,103
Interest	+	25,731
Total investment income		10,199,891
Expenses
Shareholder reports		21,946
Registration fees		16,289
Professional fees		15,324
Portfolio accounting fees		11,845
Transfer agent fees		8,628
Independent trustees' fees		6,361
Custodian fees		528
Other expenses	+	6,378
Total expenses		87,299
Expense reduction by CSIM	–	87,299
Net expenses	–	—
Net investment income		10,199,891
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		2,217,734
Realized capital gain distributions received from unaffiliated underlying funds		4,260,527
Net realized gains on sales of affiliated underlying funds		908,957
Net realized gains on sales of unaffiliated underlying funds	+	2,656,351
Net realized gains		10,043,569
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		58,757,640
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(2,148,494)
Net change in unrealized appreciation (depreciation)	+	56,609,146
Net realized and unrealized gains		66,652,715
Increase in net assets resulting from operations		$76,852,606

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$10,199,891	$12,054,689
Net realized gains		10,043,569	36,819,129
Net change in unrealized appreciation (depreciation)	+	56,609,146	(33,678,925)
Increase in net assets from operations		76,852,606	15,194,893
Distributions to Shareholders
Distributions from net investment income		(13,474,267)	(15,460,516)
Distributions from net realized gains	+	(32,750,422)	(51,660,998)
Total distributions		($46,224,689)	($67,121,514)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,944,355	$72,258,103	8,588,483	$122,183,243
Shares reinvested		3,168,835	44,553,824	4,601,025	65,104,505
Shares redeemed	+	(5,012,817)	(73,062,868)	(7,687,009)	(109,898,546)
Net transactions in fund shares		3,100,373	$43,749,059	5,502,499	$77,389,202
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		56,107,502	$814,240,720	50,605,003	$788,778,139
Total increase	+	3,100,373	74,376,976	5,502,499	25,462,581
End of period		59,207,875	$888,617,696	56,107,502	$814,240,720
Net investment income not yet distributed			$1,377,303		$4,651,679

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$13.82	$14.70	$15.23	$14.12	$11.69	$10.70
Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.20 [1]	0.19 [1]	0.20	0.20	0.16
Net realized and unrealized gains (losses)	1.23	0.01	0.17	1.15	2.45	0.99
Total from investment operations	1.40	0.21	0.36	1.35	2.65	1.15
Less distributions:
Distributions from net investment income	(0.22)	(0.28)	(0.35)	(0.24)	(0.22)	(0.16)
Distributions from net realized gains	(0.55)	(0.81)	(0.54)	—	—	—
Total distributions	(0.77)	(1.09)	(0.89)	(0.24)	(0.22)	(0.16)
Net asset value at end of period	$14.45	$13.82	$14.70	$15.23	$14.12	$11.69
Total return	10.55% [2]	1.63%	2.43%	9.62%	23.02%	10.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	0.00% [5]	0.00% [5]	—	—	—
Gross operating expenses[3]	0.03% [4]	0.04%	0.05%	0.07%	0.09%	0.13%
Net investment income (loss)	2.47% [4]	1.46%	1.28%	1.28%	1.42%	1.45%
Portfolio turnover rate	20% [2]	3%	14%	24%	5%	11%
Net assets, end of period (x 1,000,000)	$400	$361	$337	$282	$204	$111

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	337,971,082	389,851,242
2.3%	Short-Term Investments	9,187,793	9,187,793
99.9%	Total Investments	347,158,875	399,039,035
0.1%	Other Assets and Liabilities, Net		473,837
100.0%	Net Assets		399,512,872

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets

Equity Funds 77.8%
Global Real Estate 3.7%
Schwab Global Real Estate Fund (a)	1,999,030	14,832,806
International 21.7%
Laudus International MarketMasters Fund, Select Shares (a)	2,014,764	47,467,842
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	975,745	7,640,085
Schwab International Core Equity Fund (a)	3,043,221	31,406,044
		86,513,971
Large-Cap 46.3%
Dodge & Cox Stock Fund	43,558	8,307,771
Laudus U.S. Large Cap Growth Fund *(a)	1,721,873	32,164,588
Schwab Core Equity Fund (a)	2,284,286	50,802,522
Schwab Dividend Equity Fund (a)	508,633	8,224,597
Schwab S&P 500 Index Fund (a)	1,926,687	71,056,201
TCW Relative Value Large Cap Fund, Class I	628,012	14,324,964
		184,880,643
Small-Cap 6.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	447,843	8,791,165
Schwab Small-Cap Equity Fund (a)	715,028	15,759,206
		24,550,371
		310,777,791

Fixed-Income Funds 19.4%
Intermediate-Term Bond 17.2%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,128,170	12,421,150
Metropolitan West Total Return Bond Fund, Class I	1,834,433	19,500,026
Schwab Intermediate-Term Bond Fund (a)	452,701	4,558,699
Security	Number of Shares	Value ($)
Schwab U.S. Aggregate Bond Index Fund (a)	2,909,551	29,240,991
Wells Fargo Core Bond Fund, Institutional Class	230,565	2,955,842
		68,676,708
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund (a)	409,383	3,889,136
Short-Term Bond 1.2%
Schwab Short-Term Bond Index Fund (a)	499,284	4,997,828
		77,563,672

Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	1,509,326	1,509,779
Total Other Investment Companies
(Cost $337,971,082)		389,851,242
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (c)	3,997,612	3,997,612
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	3,997,612	3,997,612
Citibank
0.42%, 05/01/17 (c)	1,192,569	1,192,569
Total Short-Term Investments
(Cost $9,187,793)		9,187,793

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $348,236,366 and the unrealized appreciation and depreciation were $52,827,806 and ($2,025,137), respectively, with a net unrealized appreciation of $50,802,669.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$389,851,242	$—	$—	$389,851,242
Short-Term Investments[1]	—	9,187,793	—	9,187,793
Total	$389,851,242	$9,187,793	$—	$399,039,035
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $285,007,883)		$332,341,489
Investments in unaffiliated issuers, at value (cost $62,150,992)	+	66,697,546
Total investments, at value (cost $347,158,875)		399,039,035
Receivables:
Fund shares sold		553,504
Dividends		107,397
Due from investment adviser		10,570
Interest		322
Prepaid expenses	+	18,452
Total assets		399,729,280
Liabilities
Payables:
Investments bought		81,921
Independent trustees' fees		298
Fund shares redeemed		100,760
Accrued expenses	+	33,429
Total liabilities		216,408
Net Assets
Total assets		399,729,280
Total liabilities	–	216,408
Net assets		$399,512,872
Net Assets by Source
Capital received from investors		347,144,811
Net investment income not yet distributed		542,010
Net realized capital losses		(54,109)
Net unrealized capital appreciation		51,880,160

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$399,512,872		27,652,563		$14.45

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$3,867,100
Dividends received from unaffiliated underlying funds		762,858
Interest	+	11,378
Total investment income		4,641,336
Expenses
Registration fees		14,341
Professional fees		13,944
Shareholder reports		11,786
Portfolio accounting fees		9,047
Transfer agent fees		7,324
Independent trustees' fees		4,943
Custodian fees		476
Other expenses	+	2,828
Total expenses		64,689
Expense reduction by CSIM	–	64,689
Net expenses	–	—
Net investment income		4,641,336
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,056,291
Realized capital gain distributions received from unaffiliated underlying funds		1,861,281
Net realized losses on sales of affiliated underlying funds		(2,400,102)
Net realized gains on sales of unaffiliated underlying funds	+	364,912
Net realized gains		882,382
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		32,309,283
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	247,268
Net change in unrealized appreciation (depreciation)	+	32,556,551
Net realized and unrealized gains		33,438,933
Increase in net assets resulting from operations		$38,080,269

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$4,641,336	$5,081,203
Net realized gains		882,382	16,229,767
Net change in unrealized appreciation (depreciation)	+	32,556,551	(14,418,236)
Increase in net assets from operations		38,080,269	6,892,734
Distributions to Shareholders
Distributions from net investment income		(5,834,076)	(6,503,748)
Distributions from net realized gains	+	(14,384,783)	(18,968,293)
Total distributions		($20,218,859)	($25,472,041)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,634,435	$36,853,595	5,272,101	$71,143,858
Shares reinvested		1,463,205	19,709,360	1,840,004	24,821,651
Shares redeemed	+	(2,561,025)	(35,782,856)	(3,924,580)	(53,511,419)
Net transactions in fund shares		1,536,615	$20,780,099	3,187,525	$42,454,090
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,115,948	$360,871,363	22,928,423	$336,996,580
Total increase	+	1,536,615	38,641,509	3,187,525	23,874,783
End of period		27,652,563	$399,512,872	26,115,948	$360,871,363
Net investment income not yet distributed			$542,010		$1,734,750

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2040 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$15.12	$16.42	$16.77	$15.49	$12.67	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.22 [1]	0.21 [1]	0.21	0.22	0.17
Net realized and unrealized gains (losses)	1.48	(0.03) [2]	0.20	1.33	2.84	1.12
Total from investment operations	1.67	0.19	0.41	1.54	3.06	1.29
Less distributions:
Distributions from net investment income	(0.24)	(0.32)	(0.39)	(0.26)	(0.24)	(0.17)
Distributions from net realized gains	(0.75)	(1.17)	(0.37)	—	—	—
Total distributions	(0.99)	(1.49)	(0.76)	(0.26)	(0.24)	(0.17)
Net asset value at end of period	$15.80	$15.12	$16.42	$16.77	$15.49	$12.67
Total return	11.56% [3]	1.38%	2.48%	10.07%	24.55%	11.33%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	0.00% [6]	0.00% [6]	—	—	—
Gross operating expenses[4]	0.02% [5]	0.03%	0.03%	0.04%	0.04%	0.06%
Net investment income (loss)	2.52% [5]	1.45%	1.27%	1.26%	1.47%	1.42%
Portfolio turnover rate	17% [3]	4%	13%	23%	6%	12%
Net assets, end of period (x 1,000,000)	$921	$841	$834	$768	$639	$435

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not agree with the change in aggregate gains and losses in securities during the period because of the timing of fund share transactions in relation to fluctuating market values for the investments.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2040 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	724,692,216	902,539,419
2.0%	Short-Term Investments	18,396,149	18,396,149
100.0%	Total Investments	743,088,365	920,935,568
(0.0%)	Other Assets and Liabilities, Net		(74,609)
100.0%	Net Assets		920,860,959

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

Equity Funds 85.0%
Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	5,151,799	38,226,348
International 24.1%
Laudus International MarketMasters Fund, Select Shares (a)	5,048,342	118,938,943
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,990,467	23,415,359
Schwab International Core Equity Fund (a)	7,692,542	79,387,032
		221,741,334
Large-Cap 49.5%
Dodge & Cox Stock Fund	99,997	19,072,520
Laudus U.S. Large Cap Growth Fund *(a)	4,517,126	84,379,905
Schwab Core Equity Fund (a)	5,639,832	125,429,867
Schwab Dividend Equity Fund (a)	1,547,888	25,029,347
Schwab S&P 500 Index Fund (a)	4,481,551	165,279,605
TCW Relative Value Large Cap Fund, Class I	1,605,702	36,626,069
		455,817,313
Small-Cap 7.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,216,736	23,884,530
Schwab Small-Cap Equity Fund (a)	1,943,852	42,842,494
		66,727,024
		782,512,019

Fixed-Income Funds 12.9%
Intermediate-Term Bond 11.8%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,138,256	23,542,197
Metropolitan West Total Return Bond Fund, Class I	2,815,244	29,926,043
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	911,437	9,178,169
Schwab U.S. Aggregate Bond Index Fund (a)	4,132,017	41,526,766
Wells Fargo Core Bond Fund, Institutional Class	352,792	4,522,799
		108,695,974
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund (a)	537,701	5,108,160
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund (a)	521,153	5,216,746
		119,020,880

Money Market Fund 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	1,006,217	1,006,520
Total Other Investment Companies
(Cost $724,692,216)		902,539,419
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	9,165,921	9,165,921
Sumitomo Mitsui Banking Corp.
0.42%, 05/01/17 (c)	9,230,228	9,230,228
Total Short-Term Investments
(Cost $18,396,149)		18,396,149

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $747,278,293 and the unrealized appreciation and depreciation were $177,597,058 and ($3,939,783), respectively, with a net unrealized appreciation of $173,657,275.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2040 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$902,539,419	$—	$—	$902,539,419
Short-Term Investments[1]	—	18,396,149	—	18,396,149
Total	$902,539,419	$18,396,149	$—	$920,935,568
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $625,109,792)		$788,849,791
Investments in unaffiliated issuers, at value (cost $117,978,573)	+	132,085,777
Total investments, at value (cost $743,088,365)		920,935,568
Receivables:
Fund shares sold		412,614
Dividends		157,973
Due from investment adviser		16,650
Interest		643
Prepaid expenses	+	26,052
Total assets		921,549,500
Liabilities
Payables:
Investments bought		125,417
Independent trustees' fees		339
Fund shares redeemed		501,538
Accrued expenses	+	61,247
Total liabilities		688,541
Net Assets
Total assets		921,549,500
Total liabilities	–	688,541
Net assets		$920,860,959
Net Assets by Source
Capital received from investors		740,879,317
Net investment income not yet distributed		1,104,211
Net realized capital gains		1,030,228
Net unrealized capital appreciation		177,847,203

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$920,860,959		58,266,505		$15.80

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$9,420,430
Dividends received from unaffiliated underlying funds		1,561,338
Interest	+	24,316
Total investment income		11,006,084
Expenses
Shareholder reports		35,233
Registration fees		15,461
Professional fees		15,419
Portfolio accounting fees		12,030
Transfer agent fees		11,572
Independent trustees' fees		6,458
Custodian fees		512
Other expenses	+	6,573
Total expenses		103,258
Expense reduction by CSIM	–	103,258
Net expenses	–	—
Net investment income		11,006,084
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		2,594,929
Realized capital gain distributions received from unaffiliated underlying funds		4,009,389
Net realized losses on sales of affiliated underlying funds		(3,246,422)
Net realized gains on sales of unaffiliated underlying funds	+	1,989,560
Net realized gains		5,347,456
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		79,678,995
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	385,996
Net change in unrealized appreciation (depreciation)	+	80,064,991
Net realized and unrealized gains		85,412,447
Increase in net assets resulting from operations		$96,418,531

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$11,006,084	$12,011,403
Net realized gains		5,347,456	46,388,953
Net change in unrealized appreciation (depreciation)	+	80,064,991	(45,981,770)
Increase in net assets from operations		96,418,531	12,418,586
Distributions to Shareholders
Distributions from net investment income		(13,243,888)	(16,331,843)
Distributions from net realized gains	+	(41,459,607)	(60,050,458)
Total distributions		($54,703,495)	($76,382,301)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,184,562	$64,103,167	7,586,960	$112,421,088
Shares reinvested		3,644,656	53,467,109	5,048,206	74,662,962
Shares redeemed	+	(5,222,362)	(79,905,391)	(7,812,359)	(116,129,400)
Net transactions in fund shares		2,606,856	$37,664,885	4,822,807	$70,954,650
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		55,659,649	$841,481,038	50,836,842	$834,490,103
Total increase	+	2,606,856	79,379,921	4,822,807	6,990,935
End of period		58,266,505	$920,860,959	55,659,649	$841,481,038
Net investment income not yet distributed			$1,104,211		$3,342,015

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.00	$12.51	$12.67	$11.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15 [2]	0.16 [2]	0.14 [2]	0.16	0.02
Net realized and unrealized gains (losses)	1.26	0.00 [3]	0.15	1.03	1.64
Total from investment operations	1.41	0.16	0.29	1.19	1.66
Less distributions:
Distributions from net investment income	(0.18)	(0.23)	(0.29)	(0.18)	—
Distributions from net realized gains	(0.44)	(0.44)	(0.16)	—	—
Total distributions	(0.62)	(0.67)	(0.45)	(0.18)	—
Net asset value at end of period	$12.79	$12.00	$12.51	$12.67	$11.66
Total return	12.20% [4]	1.40%	2.37%	10.30%	16.60% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	— [6]	0.00% [7]	0.00% [7]	—	0.00% [6],[8]
Gross operating expenses[5]	0.10% [6]	0.13%	0.20%	0.32%	1.08% [6]
Net investment income (loss)	2.44% [6]	1.34%	1.09%	1.03%	0.46% [6]
Portfolio turnover rate	9% [4]	1%	10%	23%	39% [4]
Net assets, end of period (x 1,000,000)	$103	$82	$66	$41	$18

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	93,196,360	100,446,158
2.0%	Short-Term Investments	2,106,951	2,106,951
99.8%	Total Investments	95,303,311	102,553,109
0.2%	Other Assets and Liabilities, Net		166,438
100.0%	Net Assets		102,719,547

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets

Equity Funds 88.8%
Global Real Estate 4.1%
Schwab Global Real Estate Fund (a)	565,322	4,194,687
International 25.0%
Laudus International MarketMasters Fund, Select Shares (a)	579,286	13,647,974
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	380,972	2,983,016
Schwab International Core Equity Fund (a)	884,625	9,129,329
		25,760,319
Large-Cap 51.6%
Dodge & Cox Stock Fund	11,780	2,246,761
Laudus U.S. Large Cap Growth Fund *(a)	529,396	9,889,117
Schwab Core Equity Fund (a)	660,338	14,685,924
Schwab Dividend Equity Fund (a)	196,485	3,177,157
Schwab S&P 500 Index Fund (a)	503,889	18,583,427
TCW Relative Value Large Cap Fund, Class I	193,765	4,419,784
		53,002,170
Small-Cap 8.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	146,352	2,872,885
Schwab Small-Cap Equity Fund (a)	246,326	5,429,040
		8,301,925
		91,259,101

Fixed-Income Funds 9.0%
Intermediate-Term Bond 8.3%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	175,495	1,932,201
Metropolitan West Total Return Bond Fund, Class I	217,782	2,315,025
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	86,492	870,974
Schwab U.S. Aggregate Bond Index Fund (a)	312,221	3,137,821
Wells Fargo Core Bond Fund, Institutional Class	20,123	257,972
		8,513,993
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund (a)	51,469	488,959
Short-Term Bond 0.2%
Schwab Short-Term Bond Index Fund (a)	18,392	184,105
		9,187,057
Total Other Investment Companies
(Cost $93,196,360)		100,446,158
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (b)	1,027,090	1,027,090
Barclays Capital, Inc.
0.42%, 05/01/17 (b)	1,027,090	1,027,090
Citibank
0.42%, 05/01/17 (b)	52,771	52,771
Total Short-Term Investments
(Cost $2,106,951)		2,106,951

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $95,697,716 and the unrealized appreciation and depreciation were $7,058,477 and ($203,084), respectively, with a net unrealized appreciation of $6,855,393.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$100,446,158	$—	$—	$100,446,158
Short-Term Investments[1]	—	2,106,951	—	2,106,951
Total	$100,446,158	$2,106,951	$—	$102,553,109
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $82,593,009)		$89,274,415
Investments in unaffiliated issuers, at value (cost $12,710,302)	+	13,278,694
Total investments, at value (cost $95,303,311)		102,553,109
Receivables:
Fund shares sold		187,194
Dividends		11,645
Due from investment adviser		7,469
Interest		74
Prepaid expenses	+	15,105
Total assets		102,774,596
Liabilities
Payables:
Investments bought		11,889
Independent trustees' fees		273
Fund shares redeemed		18,402
Accrued expenses	+	24,485
Total liabilities		55,049
Net Assets
Total assets		102,774,596
Total liabilities	–	55,049
Net assets		$102,719,547
Net Assets by Source
Capital received from investors		95,686,249
Net investment income not yet distributed		103,447
Net realized capital losses		(319,947)
Net unrealized capital appreciation		7,249,798

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$102,719,547		8,031,805		$12.79

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$969,800
Dividends received from unaffiliated underlying funds		136,379
Interest	+	2,784
Total investment income		1,108,963
Expenses
Professional fees		13,099
Registration fees		12,485
Shareholder reports		5,152
Independent trustees' fees		4,069
Transfer agent fees		3,845
Portfolio accounting fees		2,872
Custodian fees		1,046
Other expenses	+	853
Total expenses		43,421
Expense reduction by CSIM	–	43,421
Net expenses	–	—
Net investment income		1,108,963
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		264,754
Realized capital gain distributions received from unaffiliated underlying funds		375,024
Net realized losses on sales of affiliated underlying funds		(611,756)
Net realized losses on sales of unaffiliated underlying funds	+	(4,472)
Net realized gains		23,550
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		9,062,186
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	315,843
Net change in unrealized appreciation (depreciation)	+	9,378,029
Net realized and unrealized gains		9,401,579
Increase in net assets resulting from operations		$10,510,542

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$1,108,963	$980,012
Net realized gains		23,550	3,459,499
Net change in unrealized appreciation (depreciation)	+	9,378,029	(2,924,876)
Increase in net assets from operations		10,510,542	1,514,635
Distributions to Shareholders
Distributions from net investment income		(1,270,308)	(1,239,407)
Distributions from net realized gains	+	(3,146,401)	(2,410,714)
Total distributions		($4,416,709)	($3,650,121)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,523,028	$18,768,516	2,277,183	$26,554,975
Shares reinvested		363,903	4,308,619	304,143	3,570,641
Shares redeemed	+	(677,005)	(8,338,177)	(1,020,715)	(11,929,960)
Net transactions in fund shares		1,209,926	$14,738,958	1,560,611	$18,195,656
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,821,879	$81,886,756	5,261,268	$65,826,586
Total increase	+	1,209,926	20,832,791	1,560,611	16,060,170
End of period		8,031,805	$102,719,547	6,821,879	$81,886,756
Net investment income not yet distributed			$103,447		$264,792

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.08	$12.60	$12.75	$11.72	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15 [2]	0.15 [2]	0.13 [2]	0.17	0.02
Net realized and unrealized gains (losses)	1.32	0.01	0.18	1.04	1.70
Total from investment operations	1.47	0.16	0.31	1.21	1.72
Less distributions:
Distributions from net investment income	(0.18)	(0.23)	(0.30)	(0.18)	—
Distributions from net realized gains	(0.46)	(0.45)	(0.16)	—	—
Total distributions	(0.64)	(0.68)	(0.46)	(0.18)	—
Net asset value at end of period	$12.91	$12.08	$12.60	$12.75	$11.72
Total return	12.56% [3]	1.39%	2.44%	10.43%	17.20% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	0.01% [6]	0.00% [7]	—	0.00% [5],[8]
Gross operating expenses[4]	0.11% [5]	0.16%	0.25%	0.39%	1.37% [5]
Net investment income (loss)	2.43% [5]	1.31%	1.05%	0.99%	0.40% [5]
Portfolio turnover rate	9% [3]	1%	8%	23%	40% [3]
Net assets, end of period (x 1,000,000)	$85	$68	$53	$33	$14

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	76,419,956	82,738,286
1.8%	Short-Term Investments	1,571,556	1,571,556
99.7%	Total Investments	77,991,512	84,309,842
0.3%	Other Assets and Liabilities, Net		233,628
100.0%	Net Assets		84,543,470

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets

Equity Funds 91.7%
Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	496,583	3,684,645
International 26.0%
Laudus International MarketMasters Fund, Select Shares (a)	494,149	11,642,147
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	347,186	2,718,466
Schwab International Core Equity Fund (a)	742,671	7,664,361
		22,024,974
Large-Cap 52.6%
Dodge & Cox Stock Fund	8,781	1,674,859
Laudus U.S. Large Cap Growth Fund *(a)	461,040	8,612,222
Schwab Core Equity Fund (a)	544,892	12,118,402
Schwab Dividend Equity Fund (a)	188,344	3,045,522
Schwab S&P 500 Index Fund (a)	412,819	15,224,761
TCW Relative Value Large Cap Fund, Class I	164,981	3,763,224
		44,438,990
Small-Cap 8.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	127,132	2,495,607
Schwab Small-Cap Equity Fund (a)	220,028	4,849,409
		7,345,016
		77,493,625

Fixed-Income Funds 6.2%
Intermediate-Term Bond 5.6%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	106,148	1,168,693
Metropolitan West Total Return Bond Fund, Class I	119,552	1,270,843
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	46,918	472,460
Schwab U.S. Aggregate Bond Index Fund (a)	173,187	1,740,530
Wells Fargo Core Bond Fund, Institutional Class	9,462	121,299
		4,773,825
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund (a)	41,974	398,756
Short-Term Bond 0.1%
Schwab Short-Term Bond Index Fund (a)	7,201	72,080
		5,244,661
Total Other Investment Companies
(Cost $76,419,956)		82,738,286
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets

Time Deposits 1.8%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (b)	726,466	726,466
Barclays Capital, Inc.
0.42%, 05/01/17 (b)	845,090	845,090
Total Short-Term Investments
(Cost $1,571,556)		1,571,556

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $78,286,582 and the unrealized appreciation and depreciation were $6,112,403 and ($89,143), respectively, with a net unrealized appreciation of $6,023,260.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$82,738,286	$—	$—	$82,738,286
Short-Term Investments[1]	—	1,571,556	—	1,571,556
Total	$82,738,286	$1,571,556	$—	$84,309,842
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $68,939,782)		$74,739,368
Investments in unaffiliated issuers, at value (cost $9,051,730)	+	9,570,474
Total investments, at value (cost $77,991,512)		84,309,842
Receivables:
Fund shares sold		364,397
Due from investment adviser		7,375
Dividends		6,435
Interest		55
Prepaid expenses	+	14,374
Total assets		84,702,478
Liabilities
Payables:
Investments bought		6,596
Independent trustees' fees		273
Fund shares redeemed		127,664
Accrued expenses	+	24,475
Total liabilities		159,008
Net Assets
Total assets		84,702,478
Total liabilities	–	159,008
Net assets		$84,543,470
Net Assets by Source
Capital received from investors		78,417,876
Net investment income not yet distributed		80,680
Net realized capital losses		(273,416)
Net unrealized capital appreciation		6,318,330

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$84,543,470		6,549,175		$12.91

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$808,207
Dividends received from unaffiliated underlying funds		100,902
Interest	+	2,252
Total investment income		911,361
Expenses
Professional fees		13,058
Registration fees		11,043
Shareholder reports		5,410
Independent trustees' fees		4,022
Transfer agent fees		4,021
Portfolio accounting fees		2,779
Custodian fees		1,217
Other expenses	+	750
Total expenses		42,300
Expense reduction by CSIM	–	42,300
Net expenses	–	—
Net investment income		911,361
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		223,204
Realized capital gain distributions received from unaffiliated underlying funds		287,145
Net realized losses on sales of affiliated underlying funds		(542,976)
Net realized gains on sales of unaffiliated underlying funds	+	2,026
Net realized losses		(30,601)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		7,730,201
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	295,287
Net change in unrealized appreciation (depreciation)	+	8,025,488
Net realized and unrealized gains		7,994,887
Increase in net assets resulting from operations		$8,906,248

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$911,361	$782,023
Net realized gains (losses)		(30,601)	2,882,816
Net change in unrealized appreciation (depreciation)	+	8,025,488	(2,387,792)
Increase in net assets from operations		8,906,248	1,277,047
Distributions to Shareholders
Distributions from net investment income		(1,025,272)	(1,001,880)
Distributions from net realized gains	+	(2,632,547)	(1,983,116)
Total distributions		($3,657,819)	($2,984,996)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,311,524	$16,311,684	1,940,302	$22,754,852
Shares reinvested		296,529	3,537,587	245,062	2,894,189
Shares redeemed	+	(693,787)	(8,618,030)	(746,622)	(8,754,679)
Net transactions in fund shares		914,266	$11,231,241	1,438,742	$16,894,362
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,634,909	$68,063,800	4,196,167	$52,877,387
Total increase	+	914,266	16,479,670	1,438,742	15,186,413
End of period		6,549,175	$84,543,470	5,634,909	$68,063,800
Net investment income not yet distributed			$80,680		$194,591

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	1/23/13 [1]– 10/31/13
Per-Share Data
Net asset value at beginning of period	$12.09	$12.63	$12.79	$11.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15 [2]	0.15 [2]	0.13 [2]	0.16	0.02
Net realized and unrealized gains (losses)	1.37	0.00 [3]	0.17	1.07	1.72
Total from investment operations	1.52	0.15	0.30	1.23	1.74
Less distributions:
Distributions from net investment income	(0.17)	(0.23)	(0.30)	(0.18)	—
Distributions from net realized gains	(0.45)	(0.46)	(0.16)	—	—
Total distributions	(0.62)	(0.69)	(0.46)	(0.18)	—
Net asset value at end of period	$12.99	$12.09	$12.63	$12.79	$11.74
Total return	13.00% [4]	1.28%	2.36%	10.59%	17.40% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	— [6]	0.01% [7]	0.00% [8]	—	0.00% [6],[9]
Gross operating expenses[5]	0.19% [6]	0.27%	0.44%	0.68%	2.78% [6]
Net investment income (loss)	2.43% [6]	1.26%	1.03%	0.94%	0.34% [6]
Portfolio turnover rate	7% [4]	1%	8%	29%	12% [4]
Net assets, end of period (x 1,000,000)	$48	$38	$29	$18	$7

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
9
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	43,550,765	47,261,891
1.7%	Short-Term Investments	840,154	840,154
99.5%	Total Investments	44,390,919	48,102,045
0.5%	Other Assets and Liabilities, Net		227,315
100.0%	Net Assets		48,329,360

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets

Equity Funds 94.0%
Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	291,061	2,159,671
International 27.1%
Laudus International MarketMasters Fund, Select Shares (a)	287,441	6,772,110
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	222,844	1,744,871
Schwab International Core Equity Fund (a)	440,911	4,550,206
		13,067,187
Large-Cap 53.3%
Dodge & Cox Stock Fund	5,197	991,198
Laudus U.S. Large Cap Growth Fund *(a)	271,973	5,080,456
Schwab Core Equity Fund (a)	315,682	7,020,771
Schwab Dividend Equity Fund (a)	108,729	1,758,142
Schwab S&P 500 Index Fund (a)	235,993	8,703,425
TCW Relative Value Large Cap Fund, Class I	97,139	2,215,749
		25,769,741
Small-Cap 9.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	78,947	1,549,739
Schwab Small-Cap Equity Fund (a)	129,822	2,861,288
		4,411,027
		45,407,626

Fixed-Income Funds 3.8%
Intermediate-Term Bond 3.6%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	40,891	450,209
Metropolitan West Total Return Bond Fund, Class I	42,589	452,719
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	17,550	176,724
Schwab U.S. Aggregate Bond Index Fund (a)	60,792	610,962
Wells Fargo Core Bond Fund, Institutional Class	2,803	35,937
		1,726,551
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund (a)	12,704	120,691
Short-Term Bond 0.0%
Schwab Short-Term Bond Index Fund (a)	702	7,023
		1,854,265
Total Other Investment Companies
(Cost $43,550,765)		47,261,891
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
BNP Paribas
0.42%, 05/01/17 (b)	482,278	482,278
Skandinaviska Enskilda Banken
0.42%, 05/01/17 (b)	357,876	357,876
Total Short-Term Investments
(Cost $840,154)		840,154

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $44,530,549 and the unrealized appreciation and depreciation were $3,591,254 and ($19,758), respectively, with a net unrealized appreciation of $3,571,496.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$47,261,891	$—	$—	$47,261,891
Short-Term Investments[1]	—	840,154	—	840,154
Total	$47,261,891	$840,154	$—	$48,102,045
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $39,726,625)		$43,116,079
Investments in unaffiliated issuers, at value (cost $4,664,294)	+	4,985,966
Total investments, at value (cost $44,390,919)		48,102,045
Receivables:
Fund shares sold		247,722
Due from investment adviser		6,977
Dividends		2,253
Interest		29
Prepaid expenses	+	12,850
Total assets		48,371,876
Liabilities
Payables:
Investments bought		2,323
Independent trustees' fees		201
Fund shares redeemed		15,547
Accrued expenses	+	24,445
Total liabilities		42,516
Net Assets
Total assets		48,371,876
Total liabilities	–	42,516
Net assets		$48,329,360
Net Assets by Source
Capital received from investors		44,703,845
Net investment income not yet distributed		43,199
Net realized capital losses		(128,810)
Net unrealized capital appreciation		3,711,126

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$48,329,360		3,721,840		$12.99

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$465,086
Dividends received from unaffiliated underlying funds		51,011
Interest	+	1,213
Total investment income		517,310
Expenses
Professional fees		12,978
Registration fees		10,036
Shareholder reports		5,307
Transfer agent fees		3,945
Independent trustees' fees		3,855
Portfolio accounting fees		2,595
Custodian fees		1,130
Other expenses	+	554
Total expenses		40,400
Expense reduction by CSIM	–	40,400
Net expenses	–	—
Net investment income		517,310
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		127,691
Realized capital gain distributions received from unaffiliated underlying funds		152,874
Net realized losses on sales of affiliated underlying funds		(281,772)
Net realized gains on sales of unaffiliated underlying funds	+	502
Net realized losses		(705)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		4,485,967
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	189,400
Net change in unrealized appreciation (depreciation)	+	4,675,367
Net realized and unrealized gains		4,674,662
Increase in net assets resulting from operations		$5,191,972

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$517,310	$418,835
Net realized gains (losses)		(705)	1,609,792
Net change in unrealized appreciation (depreciation)	+	4,675,367	(1,300,425)
Increase in net assets from operations		5,191,972	728,202
Distributions to Shareholders
Distributions from net investment income		(570,725)	(539,934)
Distributions from net realized gains	+	(1,461,213)	(1,092,479)
Total distributions		($2,031,938)	($1,632,413)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		775,668	$9,700,688	1,228,549	$14,416,250
Shares reinvested		163,811	1,964,096	134,412	1,590,086
Shares redeemed	+	(381,482)	(4,756,315)	(479,820)	(5,646,620)
Net transactions in fund shares		557,997	$6,908,469	883,141	$10,359,716
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,163,843	$38,260,857	2,280,702	$28,805,352
Total increase	+	557,997	10,068,503	883,141	9,455,505
End of period		3,721,840	$48,329,360	3,163,843	$38,260,857
Net investment income not yet distributed			$43,199		$96,614

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	8/25/16 [1]– 10/31/16
Per-Share Data
Net asset value at beginning of period	$9.83	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.01
Net realized and unrealized gains (losses)	1.17	(0.18)
Total from investment operations	1.27	(0.17)
Less distributions:
Distributions from net investment income	(0.11)	—
Net asset value at end of period	$10.99	$9.83
Total return	13.04% [3]	(1.70%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	— [6]
Gross operating expenses[4]	3.89% [5]	7.87% [6]
Net investment income (loss)	1.85% [5]	0.43% [6]
Portfolio turnover rate	2% [3]	0% [3]
Net assets, end of period (x 1,000,000)	$3	$1

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Annualized (except for non-recurring professional fees and shareholder report fees).

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	2,590,563	2,743,967
1.9%	Short-Term Investments	53,753	53,753
99.8%	Total Investments	2,644,316	2,797,720
0.2%	Other Assets and Liabilities, Net		5,421
100.0%	Net Assets		2,803,141

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets

Equity Funds 95.1%
Global Real Estate 4.3%
Schwab Global Real Estate Fund (a)	16,143	119,778
International 27.4%
Laudus International MarketMasters Fund, Select Shares (a)	16,759	394,832
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	13,463	105,416
Schwab International Core Equity Fund (a)	26,012	268,446
		768,694
Large-Cap 53.8%
Dodge & Cox Stock Fund	344	65,654
Laudus U.S. Large Cap Growth Fund *(a)	15,750	294,216
Schwab Core Equity Fund (a)	19,101	424,804
Schwab Dividend Equity Fund (a)	6,481	104,793
Schwab S&P 500 Index Fund (a)	13,486	497,376
TCW Relative Value Large Cap Fund, Class I	5,262	120,027
		1,506,870
Small-Cap 9.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	4,847	95,147
Schwab Small-Cap Equity Fund (a)	7,928	174,733
		269,880
		2,665,222

Fixed-Income Funds 2.8%
Intermediate-Term Bond 2.7%
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,849	20,362
Metropolitan West Total Return Bond Fund, Class I	1,684	17,905
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	562	5,655
Schwab U.S. Aggregate Bond Index Fund (a)	2,809	28,231
Wells Fargo Core Bond Fund, Institutional Class	237	3,035
		75,188
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund (a)	374	3,557
		78,745
Total Other Investment Companies
(Cost $2,590,563)		2,743,967
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
BNP Paribas
0.42%, 05/01/17 (b)	27,571	27,571
Skandinaviska Enskilda Banken
0.42%, 05/01/17 (b)	26,182	26,182
Total Short-Term Investments
(Cost $53,753)		53,753

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,644,316 and the unrealized appreciation and depreciation were $153,720 and ($316), respectively, with a net unrealized appreciation of $153,404.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$2,743,967	$—	$—	$2,743,967
Short-Term Investments[1]	—	53,753	—	53,753
Total	$2,743,967	$53,753	$—	$2,797,720
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $2,370,317)		$2,516,984
Investments in unaffiliated issuers, at value (cost $273,999)	+	280,736
Total investments, at value (cost $2,644,316)		2,797,720
Receivables:
Fund shares sold		51,523
Due from investment adviser		953
Dividends		91
Prepaid expenses	+	4,902
Total assets		2,855,189
Liabilities
Payables:
Investments bought		25,092
Independent trustees' fees		441
Accrued expenses	+	26,515
Total liabilities		52,048
Net Assets
Total assets		2,855,189
Total liabilities	–	52,048
Net assets		$2,803,141
Net Assets by Source
Capital received from investors		2,640,831
Net investment income not yet distributed		1,005
Net realized capital gains		7,901
Net unrealized capital appreciation		153,404

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,803,141		255,046		$10.99

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$13,690
Dividends received from unaffiliated underlying funds		767
Interest	+	66
Total investment income		14,523
Expenses
Professional fees		18,971
Independent trustees' fees		3,948
Shareholder reports		3,485
Custodian fees		2,049
Portfolio accounting fees		1,226
Transfer agent fees		306
Registration fees		279
Other expenses	+	275
Total expenses		30,539
Expense reduction by CSIM	–	30,539
Net expenses	–	—
Net investment income		14,523
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		3,533
Realized capital gain distributions received from unaffiliated underlying funds		3,705
Net realized losses on sales of affiliated underlying funds		(413)
Net realized gains on sales of unaffiliated underlying funds	+	1,076
Net realized gains		7,901
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		157,510
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	6,523
Net change in unrealized appreciation (depreciation)	+	164,033
Net realized and unrealized gains		171,934
Increase in net assets resulting from operations		$186,457

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		8/25/16*-10/31/16
Net investment income		$14,523	$376
Net realized gains		7,901	—
Net change in unrealized appreciation (depreciation)	+	164,033	(10,629)
Increase (decrease) in net assets from operations		186,457	(10,253)
Distributions to Shareholders
Distributions from net investment income		($13,894)	$—

Transactions in Fund Shares
		11/1/16-4/30/17		8/25/16*-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		193,803	$2,030,014	62,839	$627,951
Shares reinvested		1,367	13,863	—	—
Shares redeemed	+	(2,963)	(30,997)	—	—
Net transactions in fund shares		192,207	$2,012,880	62,839	$627,951
Shares Outstanding and Net Assets
		11/1/16-4/30/17		8/25/16*-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		62,839	$617,698	—	$—
Total increase	+	192,207	2,185,443	62,839	617,698
End of period		255,046	$2,803,141	62,839	$617,698
Net investment income not yet distributed			$1,005		$376
*	Commencement of operations.

Schwab Target Funds  |  Semiannual Report
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Schwab Target Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Fund	Schwab Small-Cap Equity Fund™
Schwab Target 2015 Fund	Schwab Hedged Equity Fund™
Schwab Target 2020 Fund	Schwab Health Care Fund™
Schwab Target 2025 Fund	Schwab® International Core Equity Fund
Schwab Target 2030 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2035 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2060 Fund	Schwab Target 2010 Index Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Index Fund
Schwab International Index Fund®	Schwab Target 2030 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2035 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2040 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2045 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2050 Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2055 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2060 Index Fund
Schwab Balanced Fund™	Schwab® Monthly Income Fund - Moderate Payout
Schwab Core Equity Fund™	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Dividend Equity Fund™	Schwab® Monthly Income Fund - Maximum Payout
Schwab Large-Cap Growth Fund™
The Schwab Target Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other affiliated Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, exchange-traded funds (ETFs), and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The Schwab Target 2060 Fund commenced operations on August 25, 2016.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2017 are disclosed in the Portfolio Holdings.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, as well as other mutual funds or ETFs to maintain their asset allocations. A fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.
Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent than an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gain. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds' total expenses charged is limited to each fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2017, each Schwab Target Fund's ownership percentages of other related funds' shares are:
Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Laudus International MarketMasters Fund, Select Shares	0.2%	0.4%	2.6%	2.8%	6.0%	3.0%	7.5%	0.9%	0.7%	0.4%	0.0%*
Laudus Mondrian Emerging Markets Fund, Institutional Shares	—%	—%	0.4%	1.1%	3.5%	2.2%	6.9%	0.9%	0.8%	0.5%	0.0%*
Laudus Mondrian International Government Fixed Income Fund	0.5%	0.8%	7.1%	6.2%	10.7%	4.1%	5.3%	0.5%	0.4%	0.1%	0.0%*
Laudus Small-Cap MarketMasters Fund, Select Shares	0.2%	0.4%	3.3%	4.0%	9.6%	5.1%	13.8%	1.7%	1.4%	0.9%	0.1%
Laudus U.S. Large Cap Growth Fund	0.1%	0.2%	1.4%	1.6%	3.6%	1.9%	4.9%	0.6%	0.5%	0.3%	0.0%*
Schwab Core Equity Fund	0.2%	0.3%	2.0%	2.3%	4.8%	2.3%	5.7%	0.7%	0.6%	0.3%	0.0%*
Schwab Dividend Equity Fund	0.0%*	0.0%*	0.1%	0.2%	0.9%	0.6%	1.7%	0.2%	0.2%	0.1%	0.0%*
Schwab Global Real Estate Fund	0.4%	0.7%	5.1%	5.6%	11.1%	5.6%	14.5%	1.6%	1.4%	0.8%	0.0%*
Schwab Intermediate-Term Bond Fund	—%	—%	1.2%	1.7%	3.4%	1.4%	2.8%	0.3%	0.1%	0.1%	0.0%*
Schwab International Core Equity Fund	0.2%	0.4%	3.0%	3.2%	7.0%	3.5%	8.8%	1.0%	0.9%	0.5%	0.0%*
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.3%	0.3%	0.6%	0.3%	0.6%	0.1%	0.1%	0.0%*	0.0%*
Schwab Short-Term Bond Index Fund	4.5%	6.9%	27.6%	14.1%	15.6%	3.9%	4.1%	0.1%	0.1%	0.0%*	—%
Schwab Small-Cap Equity Fund	0.1%	0.2%	1.8%	2.0%	4.7%	2.5%	6.8%	0.9%	0.8%	0.5%	0.0%*
Schwab Treasury Inflation Protected Securities Index Fund	1.1%	1.7%	5.3%	1.4%	—%	—%	—%	—%	—%	—%	—%
Schwab U.S. Aggregate Bond Index Fund	1.3%	2.0%	9.3%	6.0%	8.6%	2.7%	3.8%	0.3%	0.2%	0.1%	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.4%	0.7%	1.8%	1.0%	0.1%	0.2%	0.2%	—%	—%	—%	—%
*	Less than 0.05%

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended April 30, 2017:
Schwab Target 2010 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	145,572	1,273	(10,619)	136,226	$3,209,486	$108,607	$26,247
Laudus Mondrian International Government Fixed Income Fund	35,650	16,392	—	52,042	494,403	—	3,281
Laudus Small-Cap MarketMasters Fund, Select Shares	28,044	285	(7,114)	21,215	416,450	77,212	5,427
Laudus U.S. Large Cap Growth Fund	218,108	3,555	(116,192)	105,471	1,970,205	944,289	59,151
Schwab Core Equity Fund	206,034	3,299	(61,362)	147,971	3,290,872	491,436	68,347
Schwab Dividend Equity Fund	125,632	519	(116,606)	9,545	154,344	158,331	8,230
Schwab Global Real Estate Fund	161,504	4,949	(17,398)	149,055	1,105,990	40,868	34,309
Schwab International Core Equity Fund	226,044	5,681	(30,988)	200,737	2,071,609	12,701	51,357
Schwab S&P 500 Index Fund	100,633	107,138	(14,735)	193,036	7,119,179	16,230	88,356
Schwab Short-Term Bond Index Fund	—	572,754	—	572,754	5,733,265	—	5,309
Schwab Short-Term Bond Market Fund	618,557	19,442	(637,999)	—	—	133,930	33,304
Schwab Small-Cap Equity Fund	41,665	171	(5,447)	36,389	802,022	42,146	3,737
Schwab Total Bond Market Fund	1,451,313	60,820	(1,512,133)	—	—	(69,669)	150,141
Schwab Treasury Inflation Protected Securities Index Fund	336,959	7,065	(10,873)	333,151	3,714,637	4,444	47,309
Schwab U.S. Aggregate Bond Index Fund	—	1,383,626	—	1,383,626	13,905,446	—	12,188
Schwab Variable Share Price Money Fund, Ultra Shares	2,477,273	8,709	—	2,485,982	2,486,728	—	9,062
Total					$46,474,636	$1,960,525	$605,755

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2015 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	265,900	2,325	(32,362)	235,863	$5,556,942	($76,539)	$47,942
Laudus Mondrian International Government Fixed Income Fund	76,743	545	—	77,288	734,238	—	4,873
Laudus Small-Cap MarketMasters Fund, Select Shares	48,557	472	(10,515)	38,514	756,028	43,768	9,001
Laudus U.S. Large Cap Growth Fund	404,597	6,402	(224,807)	186,192	3,478,072	539,977	106,530
Schwab Core Equity Fund	377,300	5,922	(122,226)	260,996	5,804,549	(268,618)	122,708
Schwab Dividend Equity Fund	235,802	940	(220,709)	16,033	259,249	81,068	14,893
Schwab Global Real Estate Fund	310,396	8,534	(75,361)	243,569	1,807,284	1,633	59,119
Schwab International Core Equity Fund	412,225	10,360	(65,305)	357,280	3,687,130	(40,223)	93,657
Schwab S&P 500 Index Fund	184,941	197,816	(37,463)	345,294	12,734,431	113,288	157,213
Schwab Short-Term Bond Index Fund	—	885,449	—	885,449	8,863,347	—	9,254
Schwab Short-Term Bond Market Fund	1,041,828	5,166	(1,046,994)	—	—	(25,578)	52,649
Schwab Small-Cap Equity Fund	79,817	295	(14,324)	65,788	1,449,971	(12,912)	6,443
Schwab Total Bond Market Fund	2,439,734	23,000	(2,462,734)	—	—	195,650	240,261
Schwab Treasury Inflation Protected Securities Index Fund	568,411	7,284	(29,964)	545,731	6,084,906	(30,454)	78,936
Schwab U.S. Aggregate Bond Index Fund	—	2,151,311	—	2,151,311	21,620,672	—	19,681
Schwab Variable Share Price Money Fund, Ultra Shares	4,205,616	14,784	—	4,220,400	4,221,666	—	15,384
Total					$77,058,485	$521,060	$1,038,544

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2020 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	1,886,513	16,496	(156,914)	1,746,095	$41,137,992	($376,517)	$340,138
Laudus Mondrian Emerging Markets Fund, Institutional Shares	147,572	132,392	(89,539)	190,425	1,491,028	(159,381)	49,995
Laudus Mondrian International Government Fixed Income Fund	599,739	117,983	—	717,722	6,818,358	—	45,254
Laudus Small-Cap MarketMasters Fund, Select Shares	369,722	4,160	(82,084)	291,798	5,728,006	296,745	79,333
Laudus U.S. Large Cap Growth Fund	2,627,246	42,242	(1,390,045)	1,279,443	23,900,000	2,374,054	702,909
Schwab Core Equity Fund	2,454,798	38,313	(485,552)	2,007,559	44,648,121	(1,043,027)	793,836
Schwab Dividend Equity Fund	1,514,872	6,607	(1,415,223)	106,256	1,718,157	376,631	104,697
Schwab Global Real Estate Fund	1,997,312	59,890	(257,284)	1,799,918	13,355,391	(107,618)	415,178
Schwab Intermediate-Term Bond Fund	394,902	6,804	—	401,706	4,045,179	—	67,576
Schwab International Core Equity Fund	2,933,654	73,730	(421,005)	2,586,379	26,691,434	(212,734)	666,526
Schwab S&P 500 Index Fund	1,186,329	1,244,739	(236,825)	2,194,243	80,923,688	104,828	1,041,597
Schwab Short-Term Bond Index Fund	—	3,539,165	—	3,539,165	35,427,041	—	46,176
Schwab Short-Term Bond Market Fund	3,448,197	396,574	(3,844,771)	—	—	(107,957)	181,122
Schwab Small-Cap Equity Fund	570,876	2,100	(69,065)	503,911	11,106,192	(194,086)	45,923
Schwab Total Bond Market Fund	10,005,022	210,756	(10,215,778)	—	—	911,436	1,007,300
Schwab Treasury Inflation Protected Securities Index Fund	1,320,382	361,348	—	1,681,730	18,751,293	—	197,632
Schwab U.S. Aggregate Bond Index Fund	—	10,081,367	—	10,081,367	101,317,739	—	110,366
Schwab Variable Share Price Money Fund, Ultra Shares	11,036,379	38,797	—	11,075,176	11,078,499	—	40,371
Total					$428,138,118	$1,862,374	$5,935,929

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2025 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	1,937,469	45,721	(98,961)	1,884,229	$44,392,438	($229,190)	$354,470
Laudus Mondrian Emerging Markets Fund, Institutional Shares	478,075	101,711	(81,590)	498,196	3,900,878	(199,436)	103,536
Laudus Mondrian International Government Fixed Income Fund	513,430	114,089	—	627,519	5,961,428	—	39,566
Laudus Small-Cap MarketMasters Fund, Select Shares	391,494	4,857	(46,895)	349,456	6,859,828	36,718	92,627
Laudus U.S. Large Cap Growth Fund	2,588,103	42,181	(1,195,528)	1,434,756	26,801,241	(257,382)	701,894
Schwab Core Equity Fund	2,433,088	38,300	(211,339)	2,260,049	50,263,481	(731,687)	793,567
Schwab Dividend Equity Fund	1,497,790	7,084	(1,283,175)	221,699	3,584,880	(488,041)	112,369
Schwab Global Real Estate Fund	1,979,164	61,827	(55,119)	1,985,872	14,735,169	(14,083)	429,043
Schwab Intermediate-Term Bond Fund	529,461	9,123	—	538,584	5,423,538	—	90,602
Schwab International Core Equity Fund	2,967,167	74,573	(212,268)	2,829,472	29,200,151	(103,720)	674,140
Schwab S&P 500 Index Fund	1,185,018	1,071,887	(117,459)	2,139,446	78,902,779	104,097	1,029,791
Schwab Short-Term Bond Index Fund	—	1,811,074	—	1,811,074	18,128,852	—	35,894
Schwab Short-Term Bond Market Fund	1,719,256	232,630	(1,951,886)	—	—	(66,107)	80,221
Schwab Small-Cap Equity Fund	645,885	2,494	(74,994)	573,385	12,637,395	(278,207)	54,536
Schwab Total Bond Market Fund	6,258,996	209,615	(6,468,611)	—	—	294,048	632,594
Schwab Treasury Inflation Protected Securities Index Fund	320,824	129,592	—	450,416	5,022,137	—	47,382
Schwab U.S. Aggregate Bond Index Fund	—	6,451,975	—	6,451,975	64,842,350	—	84,152
Schwab Variable Share Price Money Fund, Ultra Shares	6,016,155	21,150	—	6,037,305	6,039,116	—	22,007
Total					$376,695,661	($1,932,990)	$5,378,391

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2030 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	4,071,975	100,968	(118,486)	4,054,457	$95,523,006	($290,943)	$745,860
Laudus Mondrian Emerging Markets Fund, Institutional Shares	1,471,129	241,865	(170,293)	1,542,701	12,079,351	(416,725)	305,901
Laudus Mondrian International Government Fixed Income Fund	819,346	261,536	—	1,080,882	10,268,377	—	63,818
Laudus Small-Cap MarketMasters Fund, Select Shares	911,800	10,743	(73,044)	849,499	16,675,671	58,645	204,879
Laudus U.S. Large Cap Growth Fund	5,350,156	87,197	(2,125,868)	3,311,485	61,858,543	1,954,497	1,450,963
Schwab Core Equity Fund	4,983,750	78,698	(356,931)	4,705,517	104,650,704	(959,761)	1,630,626
Schwab Dividend Equity Fund	3,059,015	15,542	(2,292,721)	781,836	12,642,291	309,371	246,801
Schwab Global Real Estate Fund	4,195,068	130,453	(374,976)	3,950,545	29,313,043	(195,579)	905,065
Schwab Intermediate-Term Bond Fund	1,084,084	18,679	—	1,102,763	11,104,820	—	185,510
Schwab International Core Equity Fund	6,163,321	238,539	(280,761)	6,121,099	63,169,740	(174,072)	1,418,843
Schwab S&P 500 Index Fund	2,434,925	1,952,027	(177,660)	4,209,292	155,238,688	207,996	2,108,944
Schwab Short-Term Bond Index Fund	—	1,996,782	—	1,996,782	19,987,783	—	42,832
Schwab Short-Term Bond Market Fund	1,808,325	343,360	(2,151,685)	—	—	(64,783)	84,223
Schwab Small-Cap Equity Fund	1,496,022	5,638	(164,401)	1,337,259	29,473,179	(318,136)	123,293
Schwab Total Bond Market Fund	8,413,016	397,933	(8,810,949)	—	—	798,447	835,400
Schwab U.S. Aggregate Bond Index Fund	—	9,252,038	—	9,252,038	92,982,981	—	143,826
Schwab Variable Share Price Money Fund, Ultra Shares	6,016,155	21,150	—	6,037,305	6,039,116	—	22,007
Total					$721,007,293	$908,957	$10,518,791

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2035 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	1,972,928	80,663	(38,827)	2,014,764	$47,467,842	($101,358)	$367,053
Laudus Mondrian Emerging Markets Fund, Institutional Shares	916,890	136,680	(77,825)	975,745	7,640,085	(199,378)	188,143
Laudus Mondrian International Government Fixed Income Fund	267,860	141,523	—	409,383	3,889,136	—	23,704
Laudus Small-Cap MarketMasters Fund, Select Shares	481,347	5,657	(39,161)	447,843	8,791,165	(9,258)	107,886
Laudus U.S. Large Cap Growth Fund	2,555,620	41,652	(875,399)	1,721,873	32,164,588	(484,379)	693,084
Schwab Core Equity Fund	2,370,394	37,878	(123,986)	2,284,286	50,802,522	(421,476)	784,836
Schwab Dividend Equity Fund	1,463,222	7,878	(962,467)	508,633	8,224,597	(963,267)	125,219
Schwab Global Real Estate Fund	2,007,148	62,916	(71,034)	1,999,030	14,832,806	(7,904)	436,674
Schwab Intermediate-Term Bond Fund	445,033	7,668	—	452,701	4,558,699	—	76,155
Schwab International Core Equity Fund	3,013,564	137,902	(108,245)	3,043,221	31,406,044	(68,466)	698,459
Schwab S&P 500 Index Fund	1,160,179	804,321	(37,813)	1,926,687	71,056,201	24,342	1,013,056
Schwab Short-Term Bond Index Fund	—	499,284	—	499,284	4,997,828	—	6,813
Schwab Short-Term Bond Market Fund	436,073	102,410	(538,483)	—	—	(5,648)	24,384
Schwab Small-Cap Equity Fund	772,287	2,979	(60,238)	715,028	15,759,206	(216,830)	65,160
Schwab Total Bond Market Fund	2,584,207	204,597	(2,788,804)	—	—	53,520	249,542
Schwab U.S. Aggregate Bond Index Fund	—	2,909,551	—	2,909,551	29,240,991	—	57,721
Schwab Variable Share Price Money Fund, Ultra Shares	1,504,039	5,287	—	1,509,326	1,509,779	—	5,502
Total					$332,341,489	($2,400,102)	$4,923,391

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2040 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	5,015,124	193,602	(160,384)	5,048,342	$118,938,943	($383,411)	$930,993
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,844,569	351,198	(205,300)	2,990,467	23,415,359	(510,263)	570,689
Laudus Mondrian International Government Fixed Income Fund	371,078	166,623	—	537,701	5,108,160	—	28,734
Laudus Small-Cap MarketMasters Fund, Select Shares	1,311,540	15,462	(110,266)	1,216,736	23,884,530	52,980	294,861
Laudus U.S. Large Cap Growth Fund	6,340,489	103,338	(1,926,701)	4,517,126	84,379,905	683,337	1,719,541
Schwab Core Equity Fund	5,897,454	93,818	(351,440)	5,639,832	125,429,867	(925,281)	1,943,912
Schwab Dividend Equity Fund	3,605,589	20,379	(2,078,080)	1,547,888	25,029,347	(1,340,879)	324,135
Schwab Global Real Estate Fund	5,214,413	162,298	(224,912)	5,151,799	38,226,348	(115,562)	1,126,046
Schwab Intermediate-Term Bond Fund	895,999	15,438	—	911,437	9,178,169	—	153,325
Schwab International Core Equity Fund	7,577,005	419,871	(304,334)	7,692,542	79,387,032	(188,687)	1,772,346
Schwab S&P 500 Index Fund	2,877,175	1,670,287	(65,911)	4,481,551	165,279,605	111,906	2,505,104
Schwab Short-Term Bond Index Fund	—	521,153	—	521,153	5,216,746	—	10,323
Schwab Short-Term Bond Market Fund	398,188	163,538	(561,726)	—	—	(13,798)	21,506
Schwab Small-Cap Equity Fund	2,164,424	8,170	(228,742)	1,943,852	42,842,494	(637,124)	178,677
Schwab Total Bond Market Fund	3,699,235	130,957	(3,830,192)	—	—	20,360	347,806
Schwab U.S. Aggregate Bond Index Fund	—	4,132,017	—	4,132,017	41,526,766	—	83,693
Schwab Variable Share Price Money Fund, Ultra Shares	1,002,693	3,524	—	1,006,217	1,006,520	—	3,668
Total					$788,849,791	($3,246,422)	$12,015,359

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2045 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	508,866	70,420	—	579,286	$13,647,974	$—	$97,778
Laudus Mondrian Emerging Markets Fund, Institutional Shares	326,696	54,276	—	380,972	2,983,016	—	65,620
Laudus Mondrian International Government Fixed Income Fund	27,675	23,794	—	51,469	488,959	—	2,544
Laudus Small-Cap MarketMasters Fund, Select Shares	138,358	7,994	—	146,352	2,872,885	—	34,202
Laudus U.S. Large Cap Growth Fund	629,495	35,401	(135,500)	529,396	9,889,117	(221,066)	172,874
Schwab Core Equity Fund	594,275	66,063	—	660,338	14,685,924	—	201,935
Schwab Dividend Equity Fund	363,102	11,591	(178,208)	196,485	3,177,157	(344,298)	35,558
Schwab Global Real Estate Fund	510,061	55,261	—	565,322	4,194,687	—	115,765
Schwab Intermediate-Term Bond Fund	72,332	14,160	—	86,492	870,974	—	12,419
Schwab International Core Equity Fund	791,812	92,813	—	884,625	9,129,329	—	182,167
Schwab S&P 500 Index Fund	286,728	217,161	—	503,889	18,583,427	—	260,855
Schwab Short-Term Bond Index Fund	—	18,392	—	18,392	184,105	—	189
Schwab Short-Term Bond Market Fund	19,815	102	(19,917)	—	—	219	1,048
Schwab Small-Cap Equity Fund	230,129	29,909	(13,712)	246,326	5,429,040	(25,831)	20,833
Schwab Total Bond Market Fund	239,299	36,676	(275,975)	—	—	(20,780)	23,350
Schwab U.S. Aggregate Bond Index Fund	—	312,221	—	312,221	3,137,821	—	7,417
Total					$89,274,415	($611,756)	$1,234,554

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2050 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	437,758	56,391	—	494,149	$11,642,147	$—	$81,487
Laudus Mondrian Emerging Markets Fund, Institutional Shares	291,463	55,723	—	347,186	2,718,466	—	58,901
Laudus Mondrian International Government Fixed Income Fund	10,611	31,363	—	41,974	398,756	—	1,945
Laudus Small-Cap MarketMasters Fund, Select Shares	132,033	6,702	(11,603)	127,132	2,495,607	3,548	28,494
Laudus U.S. Large Cap Growth Fund	533,054	41,486	(113,500)	461,040	8,612,222	(178,437)	148,292
Schwab Core Equity Fund	502,864	52,014	(9,986)	544,892	12,118,402	(46,618)	167,480
Schwab Dividend Equity Fund	307,158	22,158	(140,972)	188,344	3,045,522	(270,741)	29,853
Schwab Global Real Estate Fund	432,848	63,735	—	496,583	3,684,645	—	102,246
Schwab Intermediate-Term Bond Fund	46,123	795	—	46,918	472,460	—	7,893
Schwab International Core Equity Fund	674,116	68,555	—	742,671	7,664,361	—	154,286
Schwab S&P 500 Index Fund	243,202	169,617	—	412,819	15,224,761	—	215,561
Schwab Short-Term Bond Index Fund	—	7,201	—	7,201	72,080	—	96
Schwab Short-Term Bond Market Fund	7,787	39	(7,826)	—	—	(123)	391
Schwab Small-Cap Equity Fund	204,300	27,099	(11,371)	220,028	4,849,409	(36,142)	17,306
Schwab Total Bond Market Fund	142,131	4,034	(146,165)	—	—	(14,463)	12,641
Schwab U.S. Aggregate Bond Index Fund	—	173,187	—	173,187	1,740,530	—	4,539
Total					$74,739,368	($542,976)	$1,031,411
Schwab Target 2055 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	253,229	34,212	—	287,441	$6,772,110	$—	$47,701
Laudus Mondrian Emerging Markets Fund, Institutional Shares	181,271	41,573	—	222,844	1,744,871	—	36,225
Laudus Mondrian International Government Fixed Income Fund	5,883	6,821	—	12,704	120,691	—	801
Laudus Small-Cap MarketMasters Fund, Select Shares	74,976	7,371	(3,400)	78,947	1,549,739	(262)	17,221
Laudus U.S. Large Cap Growth Fund	304,056	26,316	(58,399)	271,973	5,080,456	(94,595)	85,055
Schwab Core Equity Fund	285,238	31,863	(1,419)	315,682	7,020,771	(7,984)	96,442
Schwab Dividend Equity Fund	176,609	7,300	(75,180)	108,729	1,758,142	(151,617)	17,334
Schwab Global Real Estate Fund	255,184	35,877	—	291,061	2,159,671	—	57,811
Schwab Intermediate-Term Bond Fund	16,060	1,490	—	17,550	176,724	—	2,828
Schwab International Core Equity Fund	389,951	50,960	—	440,911	4,550,206	—	91,113
Schwab S&P 500 Index Fund	139,575	96,418	—	235,993	8,703,425	—	123,989
Schwab Short-Term Bond Index Fund	—	702	—	702	7,023	—	18
Schwab Short-Term Bond Market Fund	753	3	(756)	—	—	(66)	30
Schwab Small-Cap Equity Fund	123,887	13,055	(7,120)	129,822	2,861,288	(23,467)	10,474
Schwab Total Bond Market Fund	46,142	3,661	(49,803)	—	—	(3,781)	4,298
Schwab U.S. Aggregate Bond Index Fund	—	60,792	—	60,792	610,962	—	1,437
Total					$43,116,079	($281,772)	$592,777

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab Target 2060 Fund:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus International MarketMasters Fund, Select Shares	4,200	12,559	—	16,759	$394,832	$—	$1,308
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,913	10,550	—	13,463	105,416	—	1,004
Laudus Mondrian International Government Fixed Income Fund	96	278	—	374	3,557	—	6
Laudus Small-Cap MarketMasters Fund, Select Shares	1,289	3,558	—	4,847	95,147	—	433
Laudus U.S. Large Cap Growth Fund	4,896	10,854	—	15,750	294,216	—	2,191
Schwab Core Equity Fund	4,674	14,427	—	19,101	424,804	—	2,476
Schwab Dividend Equity Fund	2,545	3,936	—	6,481	104,793	—	548
Schwab Global Real Estate Fund	4,006	12,137	—	16,143	119,778	—	1,924
Schwab Intermediate-Term Bond Fund	97	465	—	562	5,655	—	66
Schwab International Core Equity Fund	6,116	19,896	—	26,012	268,446	—	2,373
Schwab S&P 500 Index Fund	2,327	11,159	—	13,486	497,376	—	4,455
Schwab Small-Cap Equity Fund	2,023	5,905	—	7,928	174,733	—	266
Schwab Total Bond Market Fund	1,129	222	(1,351)	—	—	(413)	91
Schwab U.S. Aggregate Bond Index Fund	—	2,809	—	2,809	28,231	—	82
Total					$2,516,984	($413)	$17,223
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. As of April 30, 2017, a CSIM affiliate of the Schwab Target 2060 Fund owned 16% of the fund's outstanding shares. The CSIM affiliated ownership percentage is related to seed capital invested on the first day of operations to assist the fund in meeting its investment objectives. Over time, this ownership percentage is expected to decrease.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
The funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility.There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Target 2010 Fund	$26,088,367	$28,419,138
Schwab Target 2015 Fund	40,122,941	49,649,999
Schwab Target 2020 Fund	209,658,434	221,736,477
Schwab Target 2025 Fund	144,976,094	142,473,790
Schwab Target 2030 Fund	226,407,694	215,440,406
Schwab Target 2035 Fund	81,482,172	74,770,777
Schwab Target 2040 Fund	144,352,893	143,733,103
Schwab Target 2045 Fund	19,934,284	8,301,991
Schwab Target 2050 Fund	15,012,506	6,455,200
Schwab Target 2055 Fund	8,269,307	2,906,701
Schwab Target 2060 Fund	2,011,599	37,722
The purchases and sales of securities include transactions where certain funds redeemed in kind their positions in the Schwab Total Bond Market Fund and the Schwab Short-Term Bond Market Fund, and made purchases in kind into the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund. In the transaction, each of the Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 and Schwab Target 2040 Fund effected an in-kind redemption from the Schwab Total Bond Market Fund and simultaneously engaged in an in-kind purchase, using the securities and cash received, with Schwab U.S. Aggregate Bond Index Fund. Also, in the transaction, the Schwab Target 2020 Fund effected an in-kind redemption from the Schwab Short-Term Bond Market Fund and simultaneously engaged in an in-kind purchase, using the securities and cash received, with Schwab Short-Term Bond Index Fund. All in-kind redemptions and purchases were effected pursuant to the funds’ In-Kind Transactions Policy and Procedures adopted by the Board of Trustees. The funds realized gains (losses) in selling the Schwab Total Bond Market Fund and the Schwab Short-Term Bond Market Fund and those amounts are disclosed in the Affiliates and Affiliated Transactions in financial note 4.

8. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the funds no longer charge redemption fees. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/16-4/30/17)	Prior Period (11/1/15-10/31/16)
Schwab Target 2010 Fund	$998	$1,591
Schwab Target 2015 Fund	107	2,546
Schwab Target 2020 Fund	3,521	5,615
Schwab Target 2025 Fund	858	5,667
Schwab Target 2030 Fund	3,488	7,742
Schwab Target 2035 Fund	557	3,566
Schwab Target 2040 Fund	3,012	6,637
Schwab Target 2045 Fund	3,277	1,974
Schwab Target 2050 Fund	758	1,498
Schwab Target 2055 Fund	324	1,252
Schwab Target 2060 Fund*	105	—
*	Since commencement of operations 8/25/16.

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Schwab Target Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
October 31, 2017	$7,386,896	$—	$—	$—	$—	$—	$—
Total	$7,386,896	$—	$—	$—	$—	$—	$—

Expiration Date	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
October 31, 2017	$—	$—	$—	$—
Total	$—	$—	$—	$—
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the funds did not incur any interest or penalties.

10. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Target Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Government/Credit 1 – 5 Year Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of 1-5 years. Bonds are represented in the index in proportion to their market value.
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Citigroup Non-U.S. Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Composite Index  A custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a

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combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 24.5% S&P 500 Index, 2.1% Russell 2000 Index, 8.6% MSCI EAFE Index (Net), 37.9% Bloomberg Barclays U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index (Net), 6.3% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 1.2% Citigroup Non-U.S. Dollar World Government Bond Index, 1.2% Bloomberg Barclays U.S. Government/Credit Index, 9.7% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 6.7% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index  A custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 26.0% S&P 500 Index, 2.3% Russell 2000 Index, 9.1% MSCI EAFE Index (Net), 36.4% Bloomberg Barclays U.S. Aggregate Bond Index, 2.0% FTSE EPRA/NAREIT Global Index (Net), 6.1% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, 1.3% Bloomberg Barclays U.S. Government/Credit Index, 9.2% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 6.3% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index  A custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 31.6% S&P 500 Index, 3.0% Russell 2000 Index, 11.9% MSCI EAFE Index (Net), 31.2% Bloomberg Barclays U.S. Aggregate Bond Index, 2.5% FTSE EPRA/NAREIT Global Index (Net), 0.6% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 0.3% MSCI Emerging Markets Index (Net), 3.5% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 1.7% Citigroup Non-U.S. Dollar World Government Bond Index, 2.2% Bloomberg Barclays U.S. Government/Credit Index, 6.6% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 5.0% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index  A custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 38.3% S&P 500 Index, 4.1% Russell 2000 Index, 14.9% MSCI EAFE Index (Net), 24.2% Bloomberg Barclays U.S. Aggregate Bond Index, 3.1% FTSE EPRA/NAREIT Global Index (Net), 1.2% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 0.8% MSCI Emerging Markets Index (Net), 1.1% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, 3.0% Bloomberg Barclays U.S. Government/Credit Index, 4.0% Bloomberg
Barclays U.S. Government/Credit 1-5 Year Index, and 3.7% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index  A custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 43.0% S&P 500 Index, 5.1% Russell 2000 Index, 17.1% MSCI EAFE Index (Net), 18.4% Bloomberg Barclays U.S. Aggregate Bond Index, 3.5% FTSE EPRA/NAREIT Global Index (Net), 1.3% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 1.3% MSCI Emerging Markets Index (Net), 1.7% Citigroup Non-U.S. Dollar World Government Bond Index, 3.3% Bloomberg Barclays U.S. Government/Credit Index, 2.4% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 2.9% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index  A custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 46.6% S&P 500 Index, 6.1% Russell 2000 Index, 19.0% MSCI EAFE Index (Net), 13.0% Bloomberg Barclays U.S. Aggregate Bond Index, 3.9% FTSE EPRA/NAREIT Global Index (Net), 1.3% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 1.9% MSCI Emerging Markets Index (Net), 1.4% Citigroup Non-U.S. Dollar World Government Bond Index, 3.1% Bloomberg Barclays U.S. Government/Credit Index, 1.3% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 2.5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index  A custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 49.7% S&P 500 Index, 7.2% Russell 2000 Index, 20.7% MSCI EAFE Index (Net), 8.3% Bloomberg Barclays U.S. Aggregate Bond Index, 4.2% FTSE EPRA/NAREIT Global Index (Net), 1.1% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 2.5% MSCI Emerging Markets Index (Net), 1.1% Citigroup Non-U.S. Dollar World Government Bond Index, 2.5% Bloomberg Barclays U.S. Government/Credit Index, 0.6% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 2.2% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2045 Composite Index  A custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
allocations: 51.6% S&P 500 Index, 8.1% Russell 2000 Index, 21.8% MSCI EAFE Index (Net), 5.3% Bloomberg Barclays U.S. Aggregate Bond Index, 4.4% FTSE EPRA/NAREIT Global Index (Net), 0.9% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 2.9% MSCI Emerging Markets Index (Net), 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, 1.9% Bloomberg Barclays U.S. Government/Credit Index, 0.2% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 2.1% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index  A custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 52.6% S&P 500 Index, 8.6% Russell 2000 Index, 22.5% MSCI EAFE Index (Net), 3.7% Bloomberg Barclays U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index (Net), 0.7% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 3.2% MSCI Emerging Markets Index (Net), 0.6% Citigroup Non-U.S. Dollar World Government Bond Index, 1.4% Bloomberg Barclays U.S. Government/Credit Index, 0.1% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 2.0% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index  A custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective February 1, 2017, the composite is derived using the following portion allocations: 53.5% S&P 500 Index, 9.2% Russell 2000 Index, 23.1% MSCI EAFE Index (Net), 2.2% Bloomberg Barclays U.S. Aggregate Bond Index, 4.7% FTSE EPRA/NAREIT Global Index (Net), 0.5% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 3.5% MSCI Emerging Markets Index (Net), 0.4% Citigroup Non-U.S. Dollar World Government Bond Index, 0.9% Bloomberg Barclays U.S. Government/Credit Index, and 2.0% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2060 Composite Index  A custom blended index developed by CSIM based on the 2060 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 53.8% S&P 500 Index, 9.5% Russell 2000 Index, 23.4% MSCI EAFE Index (Net), 4.8% FTSE EPRA/NAREIT Global Index (Net), 3.6% MSCI Emerging Markets Index (Net), 1.7% Bloomberg Barclays U.S. Aggregate Bond Index, 0.7% Bloomberg Barclays U.S. Government/Credit Index, 0.4% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 0.3% Citigroup Non-U.S. Dollar World Government Bond Index, 2.0% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR34720-11
00194057

Semiannual Report  |  April 30, 2017
Schwab Balanced Fund™

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Schwab Balanced Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2017
Schwab Balanced Fund (Ticker Symbol: SWOBX)	8.84%
Balanced Blended Index	8.14%
Fund Category: Morningstar Allocation—50% to 70% Equity	7.52%
Performance Details	pages 8-9

Minimum Initial Investment[1]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the fund’s prospectus for further detail and eligibility requirements.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we believe strategy is just as important as results. The foundational products we provide our investors are designed to deliver steady, reliable, long-term performance while making investing more transparent and less complicated. The Schwab Balanced Fund plays a key role in this respect, as it relies on a straightforward approach for helping our clients achieve their financial goals.
Since our last shareholder report, stock prices have rallied, with the S&P 500® Index rising 13.3% over the six-month period ended April 30, 2017. At this point in the market cycle, many investors may be tempted to make changes to their portfolios to try to get ahead of the next twist or turn. Some may question the longevity of the stock market’s now-eight-year surge, while others are more concerned about bond prices in light of expectations of additional interest rate hikes by the Federal Reserve later this year.
Because it’s never easy to predict which direction asset prices will go over a given period of time, we believe investors can benefit from spreading their investments across a range of diversified holdings. Typically, this means investing in a mix of stocks, bonds, cash and other assets whose prices are not closely correlated.

Asset Class Performance Comparison % returns during the six months ended 4/30/2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
From the President (continued)

“ The Schwab Balanced Fund is just one example of how Charles Schwab Investment Management aims to simplify investing without sacrificing sophistication.”
And sometimes investors want a simplified way to achieve this diversification, which is where the Schwab Balanced Fund comes in. The Schwab Balanced Fund offers a diversified mix of stocks, bonds, and cash all in one convenient package, and the allocations to each asset class are adjusted over time in response to changing market conditions. The fund also invests in a range of underlying funds within asset classes to help spread risk even further and position the fund for more consistent performance.
The Schwab Balanced Fund is just one example of how Charles Schwab Investment Management aims to simplify investing without sacrificing sophistication. And it’s part of our longstanding commitment to our investors: provide you with an array of foundational products that help you achieve your financial goals.
I want to thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Balanced Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
The Investment Environment

Over the six-month reporting period ended April 30, 2017, equities both in the U.S. and abroad performed well. Meanwhile, global bond yields generally rose, driving many fixed income returns into negative territory (bond yields and fixed-rate bond prices move in opposite directions). The Federal Reserve (Fed) raised the federal funds rate twice over the reporting period, signaling confidence in the strength of the U.S. economy, while continued accommodative policies outside the U.S. began to show signs of success. Yields on many global government-backed securities rose over the reporting period, though remained relatively low compared to long-term averages. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.32%, while the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 11.47%. In fixed-income markets, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.67% for the reporting period, and the Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index returned 0.22%.
The Fed tightened U.S. monetary policy over the reporting period, while many other central banks outside the U.S. maintained accommodative policies. With improvements in several key U.S. economic measures and an uptick in inflation, the Fed raised the federal funds rate in December 2016 and in March 2017. Market responses to these changes were muted as both increases were largely already priced into global equity markets. Meanwhile, the European Central Bank extended its asset purchase program to at least December 2017 and announced it was loosening the restrictions on the types of bonds it can purchase, causing the yield curve to steepen. In Asia, the Bank of Japan (BOJ) maintained negative interest rates, quantitative easing, and yield curve management over the six-month reporting period. The positive performance of many international equities and improvement in the global economic outlook over the reporting period suggested that these policies were achieving their intended results, effectively stimulating economic growth in both the eurozone and in Japan.
Market volatility generally eased over the reporting period, though fluctuations tied to elections in both the U.S. and abroad occurred during the six months. In the U.S., election-related volatility picked up in the weeks leading up to the U.S. presidential election and continued after Election Day. U.S. equity futures dropped sharply soon after the election results were announced, then rebounded almost immediately the following day and generally maintained an upward trajectory throughout most of the reporting period. This rally was fueled by investor expectations for reflationary policies from the Donald Trump administration, including increased fiscal spending, tax reform, and reduced financial regulation. However, lack of progress in certain of the Trump administration’s policies increased uncertainty and contributed to muted stock market gains in the last months of the reporting period. Meanwhile, political uncertainty in the eurozone, including elections in the Netherlands and France, also contributed to overseas market volatility. In mid-March, center-right Dutch Prime Minister Mark Rutte beat far-right candidate Geert Wilders, while the race between front-runners Emmanuel Macron and Marine Le Pen in France was closer than many expected in the first round of voting. (Macron was elected to the French presidency in the run-off election the week following the end of the reporting period.)
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
The Investment Environment (continued)

Overall global economic growth generally improved over the six-month reporting period. Eurozone economic activity picked up in both the fourth quarter of 2016 and the first quarter of 2017, and the entire eurozone bloc exited deflation by the end of January 2017. Meanwhile, the United Kingdom economy performed better than expected in the months following the decision in June to leave the European Union (Brexit) as progress toward an exit plan was made. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years, while rising inflation and decreasing lending costs in China contributed to a relatively stable economy over the reporting period. Not all countries made economic progress, however. The end of 2016 marked two consecutive years of economic contraction for Brazil and its worst recession on record. Meanwhile, the decreasing likelihood of relaxed economic sanctions by the U.S. weighed on Russia’s economy and contributed to sluggish growth in this country.
As bond yields remained low both overseas and in the U.S. (even with two federal funds rate increases by the Fed), the yields on many government-backed securities also remained low, with some in negative territory during the reporting period. The yield on the 10-year Japanese government bond stayed near 0.00% due to the BOJ’s yield curve management policy tool, while the 10-year German bund yield fluctuated between 0.00% and 0.50% over the six-month reporting period. In the U.S., short-term yields climbed in response to both Fed federal funds rate increases. Meanwhile longer-term yields, which are generally influenced by inflation and growth expectations, rose after the presidential election amid expectations for new policies from the Trump administration supported a positive growth outlook. As the reporting period continued and very little policy progress was made in Washington, the yields on longer-term U.S. Treasuries generally leveled off.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	8.84%	12.25%	8.18%	5.13%
Balanced Blended Index	8.14%	11.58%	8.87%	6.19%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	7.52%	10.42%	7.25%	4.87%
Fund Expense Ratios[3]: Net 0.62%; Gross 0.68%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.62%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	7
Portfolio Turnover Rate[1]	28%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2016 and held through April 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Schwab Balanced Fund
Actual Return	0.00%	$1,000.00	$1,088.40	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$14.51	$15.40	$15.56	$14.28	$12.51	$11.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.19	0.18	0.16	0.14	0.19
Net realized and unrealized gains (losses)	1.08	0.00 [2]	0.42	1.33	1.85	0.88
Total from investment operations	1.22	0.19	0.60	1.49	1.99	1.07
Less distributions:
Distributions from net investment income	(0.22)	(0.32)	(0.34)	(0.21)	(0.22)	(0.17)
Distributions from net realized gains	(0.86)	(0.76)	(0.42)	—	—	—
Total distributions	(1.08)	(1.08)	(0.76)	(0.21)	(0.22)	(0.17)
Net asset value at end of period	$14.65	$14.51	$15.40	$15.56	$14.28	$12.51
Total return	8.84% [3]	1.41%	3.95%	10.52%	16.13%	9.36%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	0.00% [6]	0.00% [6]	0.00% [6]	0.00% [6]	0.00% [6]
Gross operating expenses[4]	0.05% [5]	0.06%	0.07%	0.09%	0.10%	0.16%
Net investment income (loss)	2.02% [5]	1.34%	1.18%	1.09%	1.06%	1.54%
Portfolio turnover rate	28% [3],[7]	19%	5%	27%	33%	38%
Net assets, end of period (x 1,000,000)	$309	$282	$305	$202	$165	$117

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Less than $0.005.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses and/or interest expense had not been incurred.
7
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 5% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)
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See financial notes

Schwab Balanced Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.8%	Other Investment Companies	277,200,600	307,863,820
99.8%	Total Investments	277,200,600	307,863,820
0.2%	Other Assets and Liabilities, Net		740,489
100.0%	Net Assets		308,604,309

Security	Number of Shares	Value ($)
Other Investment Companies 99.8% of net assets

Equity Funds 60.2%
Large-Cap 50.3%
Laudus U.S. Large Cap Growth Fund *(a)	2,543,234	47,507,607
Schwab Core Equity Fund (a)	4,833,885	107,505,599
		155,013,206
Small-Cap 9.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,557,865	30,580,896
		185,594,102

Fixed-Income Funds 36.6%
Intermediate-Term Bond 36.6%
Schwab Intermediate-Term Bond Fund (a)	3,559,294	35,842,089
Schwab U.S. Aggregate Bond Index Fund (a)	7,682,885	77,212,993
		113,055,082

Security	Number of Shares	Value ($)
Money Market Funds 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	3,002,175	3,003,076
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (b)	6,211,560	6,211,560
		9,214,636
Total Other Investment Companies
(Cost $277,200,600)		307,863,820

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $279,756,016 and the unrealized appreciation and depreciation were $28,873,454 and ($765,650), respectively, with a net unrealized appreciation of $28,107,804.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$307,863,820	$—	$—	$307,863,820
Total	$307,863,820	$—	$—	$307,863,820
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
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See financial notes

Schwab Balanced Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $270,989,040)		$301,652,260
Investments in unaffiliated issuers, at value (cost $6,211,560)	+	6,211,560
Total investments, at value (cost $277,200,600)		307,863,820
Receivables:
Fund shares sold		869,488
Dividends		207,677
Due from investment adviser		12,039
Prepaid expenses	+	16,794
Total assets		308,969,818
Liabilities
Payables:
Investments bought		104,015
Independent trustees' fees		313
Fund shares redeemed		220,952
Accrued expenses	+	40,229
Total liabilities		365,509
Net Assets
Total assets		308,969,818
Total liabilities	–	365,509
Net assets		$308,604,309
Net Assets by Source
Capital received from investors		279,409,573
Net investment income not yet distributed		576,550
Net realized capital losses		(2,045,034)
Net unrealized capital appreciation		30,663,220

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$308,604,309		21,070,080		$14.65

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Schwab Balanced Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$2,941,178
Dividends received from unaffiliated underlying funds	+	16,665
Total investment income		2,957,843
Expenses
Registration fees		18,720
Shareholder reports		18,362
Professional fees		14,280
Portfolio accounting fees		8,365
Transfer agent fees		6,247
Independent trustees' fees		4,715
Custodian fees		612
Other expenses	+	2,335
Total expenses		73,636
Expense reduction by CSIM	–	73,636
Net expenses	–	—
Net investment income		2,957,843
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,240,747
Net realized losses on sales of affiliated underlying funds	+	(495,216)
Net realized gains		745,531
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	21,177,995
Net realized and unrealized gains		21,923,526
Increase in net assets resulting from operations		$24,881,369
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Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$2,957,843	$3,835,878
Net realized gains		745,531	19,437,795
Net change in unrealized appreciation (depreciation)	+	21,177,995	(19,051,501)
Increase in net assets from operations		24,881,369	4,222,172
Distributions to Shareholders
Distributions from net investment income		(4,244,870)	(6,125,816)
Distributions from net realized gains	+	(16,885,712)	(14,319,966)
Total distributions		($21,130,582)	($20,445,782)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,848,695	$41,118,406	5,997,037	$86,468,453
Shares reinvested		1,382,977	19,168,062	1,316,822	18,725,208
Shares redeemed	+	(2,583,607)	(37,251,412)	(7,731,157)	(112,621,617)
Net transactions in fund shares		1,648,065	$23,035,056	(417,298)	($7,427,956)
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,422,015	$281,818,466	19,839,313	$305,470,032
Total increase or decrease	+	1,648,065	26,785,843	(417,298)	(23,651,566)
End of period		21,070,080	$308,604,309	19,422,015	$281,818,466
Net investment income not yet distributed			$576,550		$1,863,577
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Schwab Balanced Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Balanced Fund	Schwab Target 2045 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2060 Fund
Schwab International Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Core Equity Fund™	Schwab Target 2015 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2020 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2025 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2030 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2035 Index Fund
Schwab Health Care Fund™	Schwab Target 2040 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Target 2035 Fund	Schwab® Monthly Income Fund - Maximum Payout
Schwab Target 2040 Fund
The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange-traded funds (ETFs). In addition, the fund may invest a portion of its assets directly in equity and fixed-income securities to maintain its allocations.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund's investments as of April 30, 2017 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund’s performance could be impacted.
•   Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund's share price to fall. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gain. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates-both increases and decreases-may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction could expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in TBA transactions.
•   Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2017, the fund's ownership percentages of other related funds' shares are:
Laudus Small-Cap MarketMasters Fund, Select Shares	17.7%
Laudus U.S. Large Cap Growth Fund	2.8%
Schwab Core Equity Fund	4.9%
Schwab Intermediate-Term Bond Fund	10.9%
Schwab U.S. Aggregate Bond Index Fund	7.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.5%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended April 30, 2017.
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Laudus Small-Cap MarketMasters Fund, Select Shares	1,668,454	20,091	(130,680)	1,557,865	$30,580,896	$420	$383,137
Laudus U.S. Large Cap Growth Fund	2,515,641	41,001	(13,408)	2,543,234	47,507,607	(23,810)	682,242
Schwab Core Equity Fund	5,023,249	81,119	(270,483)	4,833,885	107,505,599	(939,307)	1,680,787
Schwab Intermediate-Term Bond Fund	3,296,863	262,431	—	3,559,294	35,842,089	—	582,173
Schwab Total Bond Market Fund	7,384,445	296,916	(7,681,361)	—	—	467,481	777,606
Schwab U.S. Aggregate Bond Index Fund	—	7,682,885	—	7,682,885	77,212,993	—	71,568
Schwab Variable Share Price Money Fund, Ultra Shares	—	3,002,175	—	3,002,175	3,003,076	—	4,412
Total					$301,652,260	($495,216)	$4,181,925
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$88,487,625	$81,267,704
The purchases and sales of securities include transactions where the fund redeemed in kind its positions in the Schwab Total Bond Market Fund and made a purchase in kind into the Schwab U.S. Aggregate Bond Index Fund. In the transaction, the fund effected an in-kind redemption from the Schwab Total Bond Market Fund and simultaneously engaged in an in-kind purchase, using the securities and cash received, with Schwab U.S. Aggregate Bond Index Fund. The in-kind redemption and purchase were effected pursuant to the funds’ In-Kind Transactions Policy and Procedures adopted by the Board of Trustees. The fund realized gains (losses) in selling the Schwab Total Bond Market Fund and that amount is disclosed in the Affiliates and Affiliated Transactions in financial note 4.

8. Redemption Fee:
Prior to February 28, 2017, the fund charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the fund no longer charges redemption fees. The redemption fees charged during the current and prior periods were as follows:
Current Period (11/1/16-4/30/17)	Prior Period (11/1/15-10/31/16)
$1,999	$6,464

9. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the fund had no capital loss carryforwards.
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

10. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Balanced Fund
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Schwab Balanced Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab Balanced Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Balanced Fund
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index  A custom blended index developed by CSIM that, effective August 1, 2013, is composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12% Bloomberg Barclays U.S. Aggregate Intermediate Bond Index and 3% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S& P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Citigroup Non-U.S. Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Balanced Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR34721-11
00194052

Semiannual Report  |  April 30, 2017
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™

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Schwab MarketTrack Portfolios
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2017
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	13.40%
All Equity Composite Index	13.71%
Fund Category: Morningstar Allocation—85%+ Equity	11.73%
Performance Details	pages 8-9

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	10.64%
Growth Composite Index	10.89%
Fund Category: Morningstar Allocation—70% to 85% Equity	9.36%
Performance Details	pages 10-11

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	7.64%
Balanced Composite Index	7.93%
Fund Category: Morningstar Allocation—50% to 70% Equity	7.52%
Performance Details	pages 12-13

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	4.72%
Conservative Composite Index	5.03%
Fund Category: Morningstar Allocation—30% to 50% Equity	4.81%
Performance Details	pages 14-15

Minimum Initial Investment[1]	$ 100
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indexes may vary over time. For index definitions, please see the Glossary.
Portfolio expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a portfolio’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see the funds’ prospectus for further detail and eligibility requirements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we believe strategy is just as important as results. The foundational products we provide our investors are designed to deliver steady, reliable, long-term performance while making investing more transparent and less complicated. And that takes finding the right strategy for each fund we offer. As pleased as we are with the performance of the Schwab MarketTrack Portfolios over the reporting period, we’re just as proud of the investment strategy behind it.
Since our last shareholder report, stock prices have risen, leading to gains for all four of the Schwab MarketTrack Portfolios during the six-month reporting period ended April 30, 2017. At this point in the market cycle, many investors may be tempted to make changes to try to get ahead of the next twist or turn. Some may question the longevity of the stock market’s now eight-year run, while others are more concerned about bond prices in light of expectations of additional interest rate hikes by the Federal Reserve later this year.
Because it’s never easy to predict which direction asset prices will go over a given period of time, we believe investors can benefit from spreading their

Asset Class Performance Comparison % returns during the six months ended 4/30/2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab MarketTrack Portfolios
From the President (continued)

“ Since our last shareholder report, stock prices have risen, leading to gains for all four of the Schwab MarketTrack Portfolios during the six-month reporting period ended April 30, 2017.”
money across a mix of stocks, bonds, cash, and other assets whose prices are not closely correlated. But we also believe in diversifying within asset classes as well.
When it comes to building the Schwab MarketTrack Portfolios, diversification is an important component of portfolio construction across a couple different elements. First, we look to combine a range of geographies within each asset class. In the Schwab MarketTrack All Equity Portfolio, for example, an investor has exposure to U.S., developed international, and emerging markets. We also include exposure to large-cap and small-cap market segments, as they tend to perform differently.
The second element relates to the underlying index strategies we include, as the Schwab MarketTrack Portfolios invest in a combination of both market cap and Fundamental Index funds. Market cap index strategies generally give more weight to the market’s biggest companies, whereas Fundamental Index strategies rely on factors such as a company’s adjusted sales, operating cash flow, and dividends plus buybacks when deciding security weightings. Historically, Fundamental Index strategies have outperformed their market cap counterparts when investors are focused more on valuations. These elements, combined with asset allocation to potentially help reduce risk, allow investors to choose the Schwab MarketTrack Portfolio that best matches their risk tolerance and goals.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab MarketTrack Portfolios, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Schwab is a registered trademark of Charles Schwab & Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.
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Schwab MarketTrack Portfolios
The Investment Environment

Over the six-month reporting period ended April 30, 2017, equities both in the U.S. and abroad performed well. Meanwhile, global bond yields generally rose, driving many fixed income returns into negative territory (bond yields and fixed-rate bond prices move in opposite directions). The Federal Reserve (Fed) raised the federal funds rate twice over the reporting period, signaling confidence in the strength of the U.S. economy, while continued accommodative policies outside the U.S. began to show signs of success. Yields on many global government-backed securities rose over the reporting period, though remained relatively low compared to long-term averages. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.32%, while the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 11.47%. In fixed-income markets, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.67% for the reporting period, and the Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index returned 0.22%.
The Fed tightened U.S. monetary policy over the reporting period, while many other central banks outside the U.S. maintained accommodative policies. With improvements in several key U.S. economic measures and an uptick in inflation, the Fed raised the federal funds rate in December 2016 and in March 2017. Market responses to these changes were muted as both increases were largely already priced into global equity markets. Meanwhile, the European Central Bank extended its asset purchase program to at least December 2017 and announced it was loosening the restrictions on the types of bonds it can purchase, causing the yield curve to steepen. In Asia, the Bank of Japan (BOJ) maintained negative interest rates, quantitative easing, and yield curve management over the six-month reporting period. The positive performance of many international equities and improvement in the global economic outlook over the reporting period suggested that these policies were achieving their intended results, effectively stimulating economic growth in both the eurozone and in Japan.
Market volatility generally eased over the reporting period, though fluctuations tied to elections in both the U.S. and abroad occurred during the six months. In the U.S., election-related volatility picked up in the weeks leading up to the U.S. presidential election and continued after Election Day. U.S. equity futures dropped sharply soon after the election results were announced, then rebounded almost immediately the following day and generally maintained an upward trajectory throughout most of the reporting period. This rally was fueled by investor expectations for reflationary policies from the Donald Trump administration, including increased fiscal spending, tax reform, and reduced financial regulation. However, lack of progress in certain of the Trump administration’s policies increased uncertainty and contributed to muted stock market gains in the last months of the reporting period. Meanwhile, political uncertainty in the eurozone, including elections in the Netherlands and France, also contributed to overseas market volatility. In mid-March, center-right Dutch Prime Minister Mark Rutte beat far-right candidate Geert Wilders, while the race between front-runners Emmanuel Macron and Marine Le Pen in France was closer than many expected in the first round of voting. (Macron was elected to the French presidency in the run-off election the week following the end of the reporting period.)
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Schwab MarketTrack Portfolios
The Investment Environment (continued)

Overall global economic growth generally improved over the six-month reporting period. Eurozone economic activity picked up in both the fourth quarter of 2016 and the first quarter of 2017, and the entire eurozone bloc exited deflation by the end of January 2017. Meanwhile, the United Kingdom economy performed better than expected in the months following the decision in June to leave the European Union (Brexit) as progress toward an exit plan was made. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years, while rising inflation and decreasing lending costs in China contributed to a relatively stable economy over the reporting period. Not all countries made economic progress, however. The end of 2016 marked two consecutive years of economic contraction for Brazil and its worst recession on record. Meanwhile, the decreasing likelihood of relaxed economic sanctions by the U.S. weighed on Russia’s economy and contributed to sluggish growth in this country.
As bond yields remained low both overseas and in the U.S. (even with two federal funds rate increases by the Fed), the yields on many government-backed securities also remained low, with some in negative territory during the reporting period. The yield on the 10-year Japanese government bond stayed near 0.00% due to the BOJ’s yield curve management policy tool, while the 10-year German bund yield fluctuated between 0.00% and 0.50% over the six-month reporting period. In the U.S., short-term yields climbed in response to both Fed federal funds rate increases. Meanwhile longer-term yields, which are generally influenced by inflation and growth expectations, rose after the presidential election amid expectations for new policies from the Trump administration supported a positive growth outlook. As the reporting period continued and very little policy progress was made in Washington, the yields on longer-term U.S. Treasuries generally leveled off.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack All Equity Portfolio (5/19/98)	13.40%	17.85%	11.02%	5.15%
All Equity Composite Index	13.71%	18.26%	11.54%	5.44%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Allocation—85%+ Equity[2]	11.73%	15.27%	9.62%	4.47%
Fund Expense Ratio[3]: 0.59%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.17%. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	9
Portfolio Turnover Rate[1]	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Growth Portfolio (11/20/95)	10.64%	14.31%	9.39%	5.03%
Growth Composite Index	10.89%	14.75%	9.87%	5.50%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Fund Category: Morningstar Allocation—70% to 85% Equity[2]	9.36%	12.57%	8.22%	4.33%
Fund Expense Ratio[3]: 0.59%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.18%. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	13
Portfolio Turnover Rate[1]	20%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Balanced Portfolio (11/20/95)	7.64%	10.64%	7.44%	4.51%
Balanced Composite Index	7.93%	11.15%	7.98%	5.32%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	7.52%	10.42%	7.25%	4.87%
Fund Expense Ratio[3]: 0.62%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.21%. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	13
Portfolio Turnover Rate[1]	41%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Conservative Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Conservative Portfolio (11/20/95)	4.72%	7.00%	5.43%	3.85%
Conservative Composite Index	5.03%	7.62%	6.06%	5.03%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Fund Category: Morningstar Allocation—30% to 50% Equity[2]	4.81%	7.63%	5.27%	4.14%
Fund Expense Ratio[3]: 0.67%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.23%. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	13
Portfolio Turnover Rate[1]	64%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2016 and held through April 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Schwab MarketTrack All Equity Portfolio
Actual Return	0.40%	$1,000.00	$1,134.00	$2.12
Hypothetical 5% Return	0.40%	$1,000.00	$1,022.82	$2.01
Schwab MarketTrack Growth Portfolio
Actual Return	0.40%	$1,000.00	$1,106.40	$2.09
Hypothetical 5% Return	0.40%	$1,000.00	$1,022.82	$2.01
Schwab MarketTrack Balanced Portfolio
Actual Return	0.40%	$1,000.00	$1,076.40	$2.06
Hypothetical 5% Return	0.40%	$1,000.00	$1,022.82	$2.01
Schwab MarketTrack Conservative Portfolio
Actual Return	0.42%	$1,000.00	$1,047.20	$2.13
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.72	$2.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolios invest are not included in this ratio.
[2]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab MarketTrack All Equity Portfolio
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$15.90	$17.00	$17.17	$15.99	$12.79	$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.31 [1]	0.27 [1]	0.29 [1]	0.21	0.27	0.25
Net realized and unrealized gains (losses)	1.78	0.31	(0.23)	1.24	3.27	1.02
Total from investment operations	2.09	0.58	0.06	1.45	3.54	1.27
Less distributions:
Distributions from net investment income	(0.30)	(0.53)	(0.23)	(0.27)	(0.34)	—
Distributions from net realized gains	(0.44)	(1.15)	—	—	—	—
Total distributions	(0.74)	(1.68)	(0.23)	(0.27)	(0.34)	—
Net asset value at end of period	$17.25	$15.90	$17.00	$17.17	$15.99	$12.79
Total return	13.40% [2]	3.99%	0.36%	9.12%	28.37%	11.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40% [4]	0.41%	0.42% [5]	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.40% [4]	0.42%	0.43% [5]	0.51%	0.52%	0.54%
Net investment income (loss)	3.68% [4]	1.73%	1.67%	1.24%	1.84%	1.93%
Portfolio turnover rate	3% [2]	6%	42% [6]	9%	6%	6%
Net assets, end of period (x 1,000,000)	$616	$553	$578	$621	$586	$475

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
17
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack All Equity Portfolio
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Other Investment Companies	414,126,484	613,634,521
0.4%	Short-Term Investment	2,622,996	2,622,996
100.0%	Total Investments	416,749,480	616,257,517
0.0%	Other Assets and Liabilities, Net		168,212
100.0%	Net Assets		616,425,729

Security	Number of Shares	Value ($)
Other Investment Companies 99.6% of net assets

Equity Funds 99.6%
International 30.2%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,674,601	31,197,363
Schwab Fundamental International Large Company Index Fund (a)	4,379,352	37,443,463
Schwab Fundamental International Small Company Index Fund (a)	2,449,498	31,769,994
Schwab International Index Fund (a)	4,512,287	85,462,715
		185,873,535
Large-Cap 44.7%
Schwab Fundamental US Large Company Index Fund (a)	5,188,750	81,982,250
Schwab S&P 500 Index Fund (a)	5,253,216	193,738,610
		275,720,860
Small-Cap 24.7%
Schwab Fundamental US Small Company Index Fund (a)	3,109,707	45,184,045
Schwab Small-Cap Index Fund (a)	3,669,508	106,856,081
		152,040,126
Total Other Investment Companies
(Cost $414,126,484)		613,634,521
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Capital, Inc.
0.42%, 05/01/17 (b)	2,622,996	2,622,996
Total Short-Term Investment
(Cost $2,622,996)		2,622,996

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $428,170,718 and the unrealized appreciation and depreciation were $188,086,799 and ($0), respectively, with a net unrealized appreciation of $188,086,799.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$613,634,521	$—	$—	$613,634,521
Short-Term Investment[1]	—	2,622,996	—	2,622,996
Total	$613,634,521	$2,622,996	$—	$616,257,517
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
18
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $414,126,484)		$613,634,521
Investments in unaffiliated issuers, at value (cost $2,622,996)	+	2,622,996
Total investments, at value (cost $416,749,480)		616,257,517
Receivables:
Investments sold		1,500,000
Fund shares sold		159,681
Interest		92
Prepaid expenses	+	18,315
Total assets		617,935,605
Liabilities
Payables:
Investments bought		1,000,000
Investment adviser and administrator fees		64,916
Shareholder service fees		121,838
Independent trustees' fees		323
Fund shares redeemed		257,290
Accrued expenses	+	65,509
Total liabilities		1,509,876
Net Assets
Total assets		617,935,605
Total liabilities	–	1,509,876
Net assets		$616,425,729
Net Assets by Source
Capital received from investors		413,543,168
Net investment income not yet distributed		4,258,957
Net realized capital losses		(884,433)
Net unrealized capital appreciation		199,508,037

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$616,425,729		35,737,645		$17.25

19
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$11,979,153
Interest	+	3,507
Total investment income		11,982,660
Expenses
Investment adviser and administrator fees		381,607
Shareholder service fees		708,462
Shareholder reports		33,292
Professional fees		14,376
Registration fees		12,260
Transfer agent fees		10,171
Portfolio accounting fees		10,101
Independent trustees' fees		5,589
Custodian fees		492
Other expenses	+	3,668
Total expenses		1,180,018
Expense reduction by CSIM and its affiliates	–	10,171
Net expenses	–	1,169,847
Net investment income		10,812,813
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		7,657,042
Net realized gains on sales of affiliated underlying funds	+	2,895,843
Net realized gains		10,552,885
Net change in unrealized appreciation (depreciation) on investments	+	52,088,294
Net realized and unrealized gains		62,641,179
Increase in net assets resulting from operations		$73,453,992
20
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$10,812,813	$9,512,618
Net realized gains		10,552,885	16,087,296
Net change in unrealized appreciation (depreciation)	+	52,088,294	(5,044,678)
Increase in net assets from operations		73,453,992	20,555,236
Distributions to Shareholders
Distributions from net investment income		(10,329,088)	(17,824,381)
Distributions from net realized gains	+	(15,056,778)	(38,823,520)
Total distributions		($25,385,866)	($56,647,901)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,899,347	$31,741,451	2,683,457	$41,168,105
Shares reinvested		1,434,727	23,299,953	3,463,150	52,155,040
Shares redeemed	+	(2,385,691)	(39,744,354)	(5,333,614)	(81,715,079)
Net transactions in fund shares		948,383	$15,297,050	812,993	$11,608,066
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,789,262	$553,060,553	33,976,269	$577,545,152
Total increase or decrease	+	948,383	63,365,176	812,993	(24,484,599)
End of period		35,737,645	$616,425,729	34,789,262	$553,060,553
Net investment income not yet distributed			$4,258,957		$3,775,232
21
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$20.54	$22.68	$23.20	$21.67	$18.08	$16.85
Income (loss) from investment operations:
Net investment income (loss)	0.34 [1]	0.32 [1]	0.34 [1]	0.27	0.34	0.30
Net realized and unrealized gains (losses)	1.81	0.41	(0.12)	1.57	3.60	1.35
Total from investment operations	2.15	0.73	0.22	1.84	3.94	1.65
Less distributions:
Distributions from net investment income	(0.36)	(0.39)	(0.35)	(0.31)	(0.35)	(0.42)
Distributions from net realized gains	(0.42)	(2.48)	(0.39)	—	—	—
Total distributions	(0.78)	(2.87)	(0.74)	(0.31)	(0.35)	(0.42)
Net asset value at end of period	$21.91	$20.54	$22.68	$23.20	$21.67	$18.08
Total return	10.64% [2]	3.88%	0.95%	8.55%	22.14%	10.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40% [4]	0.41%	0.42% [5]	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.40% [4]	0.41%	0.42% [5]	0.51%	0.52%	0.53%
Net investment income (loss)	3.23% [4]	1.61%	1.50%	1.20%	1.71%	1.78%
Portfolio turnover rate	20% [2],[6]	12%	36% [7]	7%	9%	9%
Net assets, end of period (x 1,000,000)	$767	$707	$716	$734	$680	$566

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 5% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)
7
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
22
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	493,727,318	751,959,041
1.9%	Short-Term Investments	14,391,437	14,391,437
99.9%	Total Investments	508,118,755	766,350,478
0.1%	Other Assets and Liabilities, Net		939,741
100.0%	Net Assets		767,290,219

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

Equity Funds 80.4%
International 20.4%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,103,342	26,347,372
Schwab Fundamental International Large Company Index Fund (a)	3,677,335	31,441,215
Schwab Fundamental International Small Company Index Fund (a)	2,053,418	26,632,825
Schwab International Index Fund (a)	3,819,676	72,344,664
		156,766,076
Large-Cap 40.0%
Schwab Fundamental US Large Company Index Fund (a)	5,791,396	91,504,062
Schwab S&P 500 Index Fund (a)	5,828,932	214,971,024
		306,475,086
Small-Cap 20.0%
Schwab Fundamental US Small Company Index Fund (a)	3,187,959	46,321,048
Schwab Small-Cap Index Fund (a)	3,676,932	107,072,270
		153,393,318
		616,634,480

Fixed-Income Fund 14.6%
Intermediate-Term Bond 14.6%
Schwab U.S. Aggregate Bond Index Fund (a)	11,155,514	112,112,918

Security	Number of Shares	Value ($)
Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	23,204,681	23,211,643
Total Other Investment Companies
(Cost $493,727,318)		751,959,041
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (c)	2,885,496	2,885,496
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	7,695,214	7,695,214
BNP Paribas
0.42%, 05/01/17 (c)	3,810,727	3,810,727
Total Short-Term Investments
(Cost $14,391,437)		14,391,437

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $508,559,181 and the unrealized appreciation and depreciation were $257,985,654 and ($194,357), respectively, with a net unrealized appreciation of $257,791,297.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$751,959,041	$—	$—	$751,959,041
Short-Term Investments[1]	—	14,391,437	—	14,391,437
Total	$751,959,041	$14,391,437	$—	$766,350,478
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
23
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $493,727,318)		$751,959,041
Investments in unaffiliated issuers, at value (cost $14,391,437)	+	14,391,437
Total investments, at value (cost $508,118,755)		766,350,478
Receivables:
Investments sold		1,300,000
Fund shares sold		589,087
Dividends		229,478
Interest		504
Prepaid expenses	+	17,936
Total assets		768,487,483
Liabilities
Payables:
Investments bought		660,859
Investment adviser and administrator fees		76,246
Shareholder service fees		152,586
Independent trustees' fees		336
Fund shares redeemed		234,954
Accrued expenses	+	72,283
Total liabilities		1,197,264
Net Assets
Total assets		768,487,483
Total liabilities	–	1,197,264
Net assets		$767,290,219
Net Assets by Source
Capital received from investors		494,244,021
Distributions in excess of net investment income		(441,421)
Net realized capital gains		15,255,896
Net unrealized capital appreciation		258,231,723

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$767,290,219		35,024,769		$21.91

24
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$13,421,208
Interest	+	19,204
Total investment income		13,440,412
Expenses
Investment adviser and administrator fees		481,481
Shareholder service fees		900,675
Shareholder reports		33,205
Registration fees		15,870
Professional fees		14,783
Portfolio accounting fees		11,127
Transfer agent fees		8,896
Independent trustees' fees		6,068
Custodian fees		564
Other expenses	+	4,614
Total expenses		1,477,283
Expense reduction by CSIM and its affiliates	–	8,896
Net expenses	–	1,468,387
Net investment income		11,972,025
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		8,303,751
Net realized gains on sales of affiliated underlying funds	+	10,232,572
Net realized gains		18,536,323
Net change in unrealized appreciation (depreciation) on investments	+	44,149,832
Net realized and unrealized gains		62,686,155
Increase in net assets resulting from operations		$74,658,180
25
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$11,972,025	$11,228,277
Net realized gains		18,536,323	15,589,084
Net change in unrealized appreciation (depreciation)	+	44,149,832	67,526
Increase in net assets from operations		74,658,180	26,884,887
Distributions to Shareholders
Distributions from net investment income		(12,313,667)	(12,295,465)
Distributions from net realized gains	+	(14,243,881)	(78,132,750)
Total distributions		($26,557,548)	($90,428,215)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,117,941	$45,191,514	3,143,226	$62,988,887
Shares reinvested		1,199,044	25,000,064	4,371,390	85,329,538
Shares redeemed	+	(2,706,851)	(57,821,588)	(4,668,623)	(93,835,305)
Net transactions in fund shares		610,134	$12,369,990	2,845,993	$54,483,120
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,414,635	$706,819,597	31,568,642	$715,879,805
Total increase or decrease	+	610,134	60,470,622	2,845,993	(9,060,208)
End of period		35,024,769	$767,290,219	34,414,635	$706,819,597
Distributions in excess of net investment income			($441,421)		($99,779)
26
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$17.35	$19.07	$19.50	$18.55	$16.33	$15.41
Income (loss) from investment operations:
Net investment income (loss)	0.26 [1]	0.27 [1]	0.29 [1]	0.26	0.31	0.29
Net realized and unrealized gains (losses)	1.04	0.35	(0.08)	1.08	2.23	1.01
Total from investment operations	1.30	0.62	0.21	1.34	2.54	1.30
Less distributions:
Distributions from net investment income	(0.30)	(0.33)	(0.30)	(0.27)	(0.32)	(0.38)
Distributions from net realized gains	(0.25)	(2.01)	(0.34)	(0.12)	—	—
Total distributions	(0.55)	(2.34)	(0.64)	(0.39)	(0.32)	(0.38)
Net asset value at end of period	$18.10	$17.35	$19.07	$19.50	$18.55	$16.33
Total return	7.64% [2]	3.92%	1.10%	7.28%	15.82%	8.61%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40% [4]	0.41%	0.42% [5]	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.40% [4]	0.41%	0.42% [5]	0.51%	0.52%	0.53%
Net investment income (loss)	2.90% [4]	1.60%	1.51%	1.30%	1.75%	1.86%
Portfolio turnover rate	41% [2],[6]	15%	36% [7]	16%	12%	12%
Net assets, end of period (x 1,000,000)	$530	$516	$512	$522	$481	$425

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 7% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)
7
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
27
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	378,963,016	516,935,082
2.4%	Short-Term Investments	12,390,118	12,390,118
100.0%	Total Investments	391,353,134	529,325,200
0.0%	Other Assets and Liabilities, Net		224,277
100.0%	Net Assets		529,549,477

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets

Equity Funds 60.2%
International 15.1%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,541,358	13,086,126
Schwab Fundamental International Large Company Index Fund (a)	1,935,741	16,550,585
Schwab Fundamental International Small Company Index Fund (a)	1,037,933	13,461,993
Schwab International Index Fund (a)	1,938,449	36,714,227
		79,812,931
Large-Cap 30.1%
Schwab Fundamental US Large Company Index Fund (a)	3,037,288	47,989,146
Schwab S&P 500 Index Fund (a)	3,025,878	111,594,393
		159,583,539
Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund (a)	1,674,683	24,333,149
Schwab Small-Cap Index Fund (a)	1,893,863	55,149,288
		79,482,437
		318,878,907

Fixed-Income Fund 34.7%
Intermediate-Term Bond 34.7%
Schwab U.S. Aggregate Bond Index Fund (a)	18,300,832	183,923,363

Security	Number of Shares	Value ($)
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	14,128,573	14,132,812
Total Other Investment Companies
(Cost $378,963,016)		516,935,082
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.4% of net assets

Time Deposits 2.4%
Australia & New Zealand Banking Group Ltd.
0.42%, 05/01/17 (c)	5,305,722	5,305,722
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	5,305,722	5,305,722
Citibank
0.42%, 05/01/17 (c)	1,778,674	1,778,674
Total Short-Term Investments
(Cost $12,390,118)		12,390,118

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $394,380,923 and the unrealized appreciation and depreciation were $135,211,059 and ($266,782), respectively, with a net unrealized appreciation of $134,944,277.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$516,935,082	$—	$—	$516,935,082
Short-Term Investments[1]	—	12,390,118	—	12,390,118
Total	$516,935,082	$12,390,118	$—	$529,325,200
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
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Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $378,963,016)		$516,935,082
Investments in unaffiliated issuers, at value (cost $12,390,118)	+	12,390,118
Total investments, at value (cost $391,353,134)		529,325,200
Receivables:
Dividends		371,615
Fund shares sold		365,269
Interest		434
Prepaid expenses	+	20,398
Total assets		530,082,916
Liabilities
Payables:
Investments bought		107,548
Investment adviser and administrator fees		56,411
Shareholder service fees		106,729
Independent trustees' fees		338
Fund shares redeemed		218,259
Accrued expenses	+	44,154
Total liabilities		533,439
Net Assets
Total assets		530,082,916
Total liabilities	–	533,439
Net assets		$529,549,477
Net Assets by Source
Capital received from investors		381,515,890
Net investment income not yet distributed		470,355
Net realized capital gains		9,591,166
Net unrealized capital appreciation		137,972,066

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$529,549,477		29,260,249		$18.10

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Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$8,547,576
Interest	+	15,646
Total investment income		8,563,222
Expenses
Investment adviser and administrator fees		336,763
Shareholder service fees		631,412
Registration fees		18,871
Shareholder reports		17,783
Professional fees		14,268
Portfolio accounting fees		9,842
Transfer agent fees		7,437
Independent trustees' fees		5,424
Custodian fees		540
Other expenses	+	3,829
Total expenses		1,046,169
Expense reduction by CSIM and its affiliates	–	7,437
Net expenses	–	1,038,732
Net investment income		7,524,490
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		4,404,080
Net realized gains on sales of affiliated underlying funds	+	13,469,807
Net realized gains		17,873,887
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	13,000,262
Net realized and unrealized gains		30,874,149
Increase in net assets resulting from operations		$38,398,639
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Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$7,524,490	$8,114,394
Net realized gains		17,873,887	7,614,608
Net change in unrealized appreciation (depreciation)	+	13,000,262	3,868,814
Increase in net assets from operations		38,398,639	19,597,816
Distributions to Shareholders
Distributions from net investment income		(8,666,441)	(8,833,869)
Distributions from net realized gains	+	(7,379,404)	(53,151,015)
Total distributions		($16,045,845)	($61,984,884)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,109,477	$54,993,702	5,422,348	$90,844,158
Shares reinvested		851,062	14,782,939	3,496,216	57,722,533
Shares redeemed	+	(4,433,332)	(78,429,210)	(6,040,389)	(102,580,180)
Net transactions in fund shares		(472,793)	($8,652,569)	2,878,175	$45,986,511
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,733,042	$515,849,252	26,854,867	$512,249,809
Total increase or decrease	+	(472,793)	13,700,225	2,878,175	3,599,443
End of period		29,260,249	$529,549,477	29,733,042	$515,849,252
Net investment income not yet distributed			$470,355		$1,612,306
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Schwab MarketTrack Conservative Portfolio
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$15.31	$15.94	$16.00	$15.34	$14.23	$13.59
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.24 [1]	0.25 [1]	0.23	0.26	0.26
Net realized and unrealized gains (losses)	0.52	0.30	(0.05)	0.67	1.10	0.69
Total from investment operations	0.71	0.54	0.20	0.90	1.36	0.95
Less distributions:
Distributions from net investment income	(0.20)	(0.27)	(0.26)	(0.24)	(0.25)	(0.31)
Distributions from net realized gains	(0.12)	(0.90)	—	—	—	—
Total distributions	(0.32)	(1.17)	(0.26)	(0.24)	(0.25)	(0.31)
Net asset value at end of period	$15.70	$15.31	$15.94	$16.00	$15.34	$14.23
Total return	4.72% [2]	3.68%	1.23%	5.95%	9.71%	7.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.42% [4]	0.43%	0.43% [5]	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.42% [4]	0.44%	0.44% [5]	0.54%	0.55%	0.55%
Net investment income (loss)	2.51% [4]	1.61%	1.54%	1.43%	1.78%	1.96%
Portfolio turnover rate	64% [2],[6]	10%	24% [7]	9%	15%	19%
Net assets, end of period (x 1,000,000)	$260	$238	$228	$223	$203	$189

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, portfolio turnover rate would have been 11% without including these transactions. There were no transaction costs associated with these transactions. (See financial note 7)
7
The portfolio turnover ratio increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
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Schwab MarketTrack Conservative Portfolio
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.1%	Other Investment Companies	209,214,446	252,384,586
2.8%	Short-Term Investments	7,464,376	7,464,376
99.9%	Total Investments	216,678,822	259,848,962
0.1%	Other Assets and Liabilities, Net		133,926
100.0%	Net Assets		259,982,888

Security	Number of Shares	Value ($)
Other Investment Companies 97.1% of net assets

Equity Funds 40.3%
International 10.2%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	515,152	4,373,636
Schwab Fundamental International Large Company Index Fund (a)	595,737	5,093,549
Schwab Fundamental International Small Company Index Fund (a)	336,108	4,359,315
Schwab International Index Fund (a)	666,520	12,623,886
		26,450,386
Large-Cap 20.1%
Schwab Fundamental US Large Company Index Fund (a)	1,013,402	16,011,758
Schwab S&P 500 Index Fund (a)	985,761	36,354,856
		52,366,614
Small-Cap 10.0%
Schwab Fundamental US Small Company Index Fund (a)	546,793	7,944,908
Schwab Small-Cap Index Fund (a)	616,100	17,940,822
		25,885,730
		104,702,730

Fixed-Income Fund 54.7%
Intermediate-Term Bond 54.7%
Schwab U.S. Aggregate Bond Index Fund (a)	14,144,802	142,155,257

Security	Number of Shares	Value ($)
Money Market Fund 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.90% (a)(b)	5,524,941	5,526,599
Total Other Investment Companies
(Cost $209,214,446)		252,384,586
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.8% of net assets

Time Deposits 2.8%
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	2,602,443	2,602,443
BNP Paribas
0.42%, 05/01/17 (c)	2,259,490	2,259,490
Sumitomo Mitsui Banking Corp.
0.42%, 05/01/17 (c)	2,602,443	2,602,443
Total Short-Term Investments
(Cost $7,464,376)		7,464,376

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $218,261,856 and the unrealized appreciation and depreciation were $41,753,968 and ($166,862), respectively, with a net unrealized appreciation of $41,587,106.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$252,384,586	$—	$—	$252,384,586
Short-Term Investments[1]	—	7,464,376	—	7,464,376
Total	$252,384,586	$7,464,376	$—	$259,848,962
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.
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Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $209,214,446)		$252,384,586
Investments in unaffiliated issuers, at value (cost $7,464,376)	+	7,464,376
Total investments, at value (cost $216,678,822)		259,848,962
Receivables:
Investments sold		800,000
Dividends		282,028
Fund shares sold		139,176
Interest		261
Prepaid expenses	+	12,467
Total assets		261,082,894
Liabilities
Payables:
Investments bought		891,958
Investment adviser and administrator fees		27,512
Shareholder service fees		52,406
Independent trustees' fees		306
Fund shares redeemed		99,519
Accrued expenses	+	28,305
Total liabilities		1,100,006
Net Assets
Total assets		261,082,894
Total liabilities	–	1,100,006
Net assets		$259,982,888
Net Assets by Source
Capital received from investors		216,796,916
Net investment income not yet distributed		131,547
Net realized capital losses		(115,715)
Net unrealized capital appreciation		43,170,140

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$259,982,888		16,563,101		$15.70

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Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$3,489,027
Interest	+	9,302
Total investment income		3,498,329
Expenses
Investment adviser and administrator fees		155,059
Shareholder service fees		292,777
Registration fees		13,787
Professional fees		13,505
Shareholder reports		8,156
Portfolio accounting fees		8,105
Transfer agent fees		5,044
Independent trustees' fees		4,542
Custodian fees		805
Other expenses	+	1,947
Total expenses		503,727
Expense reduction by CSIM and its affiliates	–	5,044
Net expenses	–	498,683
Net investment income		2,999,646
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,318,743
Net realized gains on sales of affiliated underlying funds	+	5,423,819
Net realized gains		6,742,562
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,339,452
Net realized and unrealized gains		8,082,014
Increase in net assets resulting from operations		$11,081,660
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Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$2,999,646	$3,685,571
Net realized gains		6,742,562	2,120,710
Net change in unrealized appreciation (depreciation)	+	1,339,452	2,559,754
Increase in net assets from operations		11,081,660	8,366,035
Distributions to Shareholders
Distributions from net investment income		(3,061,238)	(3,884,346)
Distributions from net realized gains	+	(1,875,524)	(12,777,507)
Total distributions		($4,936,762)	($16,661,853)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,600,497	$40,266,129	3,067,103	$46,365,503
Shares reinvested		291,585	4,448,331	1,032,463	15,174,842
Shares redeemed	+	(1,871,345)	(28,865,622)	(2,836,646)	(42,848,228)
Net transactions in fund shares		1,020,737	$15,848,838	1,262,920	$18,692,117
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,542,364	$237,989,152	14,279,444	$227,592,853
Total increase	+	1,020,737	21,993,736	1,262,920	10,396,299
End of period		16,563,101	$259,982,888	15,542,364	$237,989,152
Net investment income not yet distributed			$131,547		$193,139
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Schwab MarketTrack Portfolios
Financial Notes, unaudited

1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab MarketTrack All Equity Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2060 Fund
Schwab ® S&P 500 Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab Target 2010 Index Fund
Schwab Core Equity Fund™	Schwab Target 2015 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2020 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2025 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2030 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2035 Index Fund
Schwab Health Care Fund™	Schwab Target 2040 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Target 2035 Fund	Schwab® Monthly Income Fund - Maximum Payout
Schwab Target 2040 Fund
The Schwab MarketTrack Portfolios are primarily “funds of funds.” Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed-income securities, other mutual funds, exchange-traded funds (ETFs) and cash equivalents, including money market securities to achieve their investment objectives.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. A fund may invest directly in individual securities as well as other mutual funds, ETFs and cash equivalents, including money market securities. A fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.
Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the underlying fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Market Capitalization Risk. Securities issued by companies of different market capitalization tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•   Concentration Risk. To the extent that an underlying fund's or the index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund's returns or as a substitute for a position or security.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Credit Risk. An underlying fund may be subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Sampling Index Tracking Risk. To the extent an underlying fund uses a sampling method, the underlying fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the underlying fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.13%, payable monthly, based on a percentage of each fund's average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds' total expenses charged is limited to each fund's direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2017, each Schwab MarketTrack Portfolio's ownership percentages of other related funds' shares are:
Underlying Funds	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Schwab Fundamental Emerging Markets Large Company Index Fund	7.3%	6.2%	3.1%	1.0%
Schwab Fundamental International Large Company Index Fund	3.2%	2.7%	1.4%	0.2%
Schwab Fundamental International Small Company Index Fund	5.4%	4.5%	2.3%	1.3%
Schwab Fundamental US Large Company Index Fund	1.6%	1.7%	0.9%	0.3%
Schwab Fundamental US Small Company Index Fund	2.7%	2.7%	1.4%	0.5%
Schwab International Index Fund	2.5%	2.1%	1.1%	0.4%
Schwab S&P 500 Index Fund	0.7%	0.8%	0.4%	0.1%
Schwab Small-Cap Index Fund	3.4%	3.4%	1.7%	0.6%
Schwab U.S. Aggregate Bond Index Fund	—%	10.3%	16.9%	13.1%
Schwab Variable Share Price Money Fund, Ultra Shares	—%	3.7%	2.3%	0.9%
Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended April 30, 2017:
Schwab MarketTrack All Equity Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Schwab Fundamental Emerging Markets Large Company Index Fund	3,607,099	215,040	(147,538)	3,674,601	$31,197,363	$83,137	$602,733
Schwab Fundamental International Large Company Index Fund	4,235,015	265,696	(121,359)	4,379,352	37,443,463	31,553	1,104,948
Schwab Fundamental International Small Company Index Fund	2,349,239	125,490	(25,231)	2,449,498	31,769,994	34,567	682,505
Schwab Fundamental US Large Company Index Fund	4,955,852	348,703	(115,805)	5,188,750	81,982,250	43,349	5,370,032
Schwab Fundamental US Small Company Index Fund	3,296,472	57,923	(244,688)	3,109,707	45,184,045	238,582	828,294
Schwab International Index Fund	4,367,482	272,493	(127,688)	4,512,287	85,462,715	205,885	2,456,558
Schwab S&P 500 Index Fund	5,196,744	157,547	(101,075)	5,253,216	193,738,610	629,932	4,533,815
Schwab Small-Cap Index Fund	3,669,723	195,083	(195,298)	3,669,508	106,856,081	1,628,838	4,057,310
Total					$613,634,521	$2,895,843	$19,636,195
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab MarketTrack Growth Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Schwab Fundamental Emerging Markets Large Company Index Fund	3,147,610	141,894	(186,162)	3,103,342	$26,347,372	$90,752	$520,844
Schwab Fundamental International Large Company Index Fund	3,553,251	256,614	(132,530)	3,677,335	31,441,215	42,410	923,510
Schwab Fundamental International Small Company Index Fund	1,983,160	133,699	(63,441)	2,053,418	26,632,825	56,463	589,821
Schwab Fundamental US Large Company Index Fund	5,622,155	392,207	(222,966)	5,791,396	91,504,062	192,108	6,039,990
Schwab Fundamental US Small Company Index Fund	3,341,405	58,486	(211,932)	3,187,959	46,321,048	192,304	836,348
Schwab International Index Fund	3,753,848	311,597	(245,769)	3,819,676	72,344,664	251,403	2,152,382
Schwab S&P 500 Index Fund	5,944,233	148,751	(264,052)	5,828,932	214,971,024	2,752,259	5,170,577
Schwab Small-Cap Index Fund	3,800,083	145,263	(268,414)	3,676,932	107,072,270	2,908,277	4,122,562
Schwab Total Bond Market Fund	11,044,481	694,772	(11,739,253)	—	—	3,746,596	1,212,792
Schwab U.S. Aggregate Bond Index Fund	—	11,155,514	—	11,155,514	112,112,918	—	71,548
Schwab Variable Share Price Money Fund, Ultra Shares	23,123,393	81,288	—	23,204,681	23,211,643	—	84,585
Total					$751,959,041	$10,232,572	$21,724,959
Schwab MarketTrack Balanced Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Schwab Fundamental Emerging Markets Large Company Index Fund	1,694,518	36,669	(189,829)	1,541,358	$13,086,126	$122,990	$275,748
Schwab Fundamental International Large Company Index Fund	1,971,662	63,403	(99,324)	1,935,741	16,550,585	(2,612)	499,619
Schwab Fundamental International Small Company Index Fund	1,090,979	26,898	(79,944)	1,037,933	13,461,993	112,301	311,475
Schwab Fundamental US Large Company Index Fund	3,063,991	241,169	(267,872)	3,037,288	47,989,146	174,424	3,207,089
Schwab Fundamental US Small Company Index Fund	1,831,742	59,328	(216,387)	1,674,683	24,333,149	211,463	440,577
Schwab International Index Fund	2,068,181	89,453	(219,185)	1,938,449	36,714,227	333,298	1,133,445
Schwab S&P 500 Index Fund	3,245,716	131,685	(351,523)	3,025,878	111,594,393	5,046,303	2,724,011
Schwab Small-Cap Index Fund	2,062,757	237,356	(406,250)	1,893,863	55,149,288	1,917,123	2,190,302
Schwab Total Bond Market Fund	18,701,725	624,942	(19,326,667)	—	—	5,554,517	1,982,876
Schwab U.S. Aggregate Bond Index Fund	—	18,300,832	—	18,300,832	183,923,363	—	135,013
Schwab Variable Share Price Money Fund, Ultra Shares	14,079,080	49,493	—	14,128,573	14,132,812	—	51,501
Total					$516,935,082	$13,469,807	$12,951,656
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Schwab MarketTrack Conservative Portfolio:
Underlying Funds	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Distributions Received* 11/01/16 to 04/30/17
Schwab Fundamental Emerging Markets Large Company Index Fund	509,672	82,649	(77,169)	515,152	$4,373,636	$19,375	$84,096
Schwab Fundamental International Large Company Index Fund	593,139	19,074	(16,476)	595,737	5,093,549	(2,560)	150,302
Schwab Fundamental International Small Company Index Fund	336,405	8,294	(8,591)	336,108	4,359,315	750	96,044
Schwab Fundamental US Large Company Index Fund	940,789	145,212	(72,599)	1,013,402	16,011,758	67,554	955,530
Schwab Fundamental US Small Company Index Fund	577,750	54,057	(85,014)	546,793	7,944,908	50,689	134,980
Schwab International Index Fund	628,667	80,620	(42,767)	666,520	12,623,886	10,705	343,504
Schwab S&P 500 Index Fund	1,001,572	83,772	(99,583)	985,761	36,354,856	1,083,185	830,700
Schwab Small-Cap Index Fund	637,089	89,827	(110,816)	616,100	17,940,822	597,609	654,299
Schwab Total Bond Market Fund	13,621,970	336,637	(13,958,607)	—	—	3,596,512	1,426,362
Schwab U.S. Aggregate Bond Index Fund	—	14,144,802	—	14,144,802	142,155,257	—	111,814
Schwab Variable Share Price Money Fund, Ultra Shares	5,505,587	19,354	—	5,524,941	5,526,599	—	20,139
Total					$252,384,586	$5,423,819	$4,807,770
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab MarketTrack All Equity Portfolio	$27,156,195	$19,290,000
Schwab MarketTrack Growth Portfolio	145,089,932	142,785,856
Schwab MarketTrack Balanced Portfolio	208,344,785	221,420,325
Schwab MarketTrack Conservative Portfolio	165,405,691	151,797,453
The purchases and sales of securities include transactions where certain funds redeemed in kind their positions in the Schwab Total Bond Market Fund and made purchases in kind into the Schwab U.S. Aggregate Bond Index Fund. In the transaction, each of the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio effected an in-kind redemption from the Schwab Total Bond Market Fund and simultaneously engaged in an in-kind purchase, using the securities and cash received, with Schwab U.S. Aggregate Bond Index Fund. All in-kind redemptions and purchases were effected pursuant to the funds’ In-Kind Transactions Policy and Procedures adopted by the Board of Trustees. The funds realized gains (losses) in selling the Schwab Total Bond Market Fund and those amounts are disclosed in the Affiliates and Affiliated Transactions in financial note 4.

8. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the funds no longer charge redemption fees. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/16-4/30/17)	Prior Period (11/1/15-10/31/16)
Schwab MarketTrack All Equity Portfolio	$2,773	$5,050
Schwab MarketTrack Growth Portfolio	2,553	8,705
Schwab MarketTrack Balanced Portfolio	9,511	11,924
Schwab MarketTrack Conservative Portfolio	4,202	2,739

9. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the funds had no capital loss carryforwards.
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the funds did not incur any interest or penalties.

10. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

All Equity Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014, the index is composed of 31.33% S&P 500 Index, 17.33% Russell 2000 Index, 13.50% Russell RAFI US Large Company Index, 7.50% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6% Russell RAFI Developed ex US Large Company Index (Net), 5% Russell RAFI Developed ex US Small Company Index (Net), 5% Russell RAFI Emerging Markets Large Company Index (Net), and 0.5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). The components that make up the composite may vary over time.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014 the Balanced Composite Index is composed of 21% S&P 500 Index, 10.50% Russell 2000 Index, 9% Russell RAFI US Large Company Index, 4.50% Russell RAFI US Small Company Index, 7% MSCI EAFE Index (Net), 3% Russell RAFI Developed ex US Large Company Index (Net), 2.50% Russell RAFI Developed ex US Small Company Index (Net), 2.50% Russell RAFI Emerging Markets Large Company Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. The components that make up the composite may vary over time.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Conservative Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014, the index is calculated using the following portion allocations: 14% S&P 500 Index, 7% Russell 2000 Index, 6% Russell RAFI US Large Company Index, 3% Russell RAFI US Small Company Index, 4.6% MSCI EAFE Index (Net), 2% Russell RAFI Developed ex US Large Company Index (Net), 1.7% Russell RAFI Developed ex US Small Company Index (Net), 1.7% Russell RAFI Emerging Markets Large Company Index (Net), 55% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. The components that make up the composite may vary over time.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective December 1, 2014 the Growth Composite Index is composed of 28% S&P 500 Index, 14% Russell 2000 Index, 12% Russell RAFI US Large Company Index, 6% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4% Russell RAFI Developed ex US Large Company Index (Net),

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3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. From March 1, 2014 to December 1, 2014, the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills: 1 – 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills: 1 – 3 Months Index. The components that make up the composite may vary over time.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab MarketTrack Portfolios
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
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[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13559-20
00194056

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the condensed portfolio holdings are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	14,080,322,208	26,386,267,205
0.0%	Other Investment Company	4,719,058	4,719,058
1.2%	Short-Term Investments	313,506,445	313,506,445
100.5%	Total Investments	14,398,547,711	26,704,492,708
(0.5%)	Other Assets and Liabilities, Net		(125,550,848)
100.0%	Net Assets		26,578,941,860

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	261,400	11,051,992
Delphi Automotive plc	352,900	28,373,160
Ford Motor Co.	5,012,997	57,499,076
General Motors Co.	1,742,800	60,370,592
Harley-Davidson, Inc.	223,470	12,695,331
The Goodyear Tire & Rubber Co.	344,936	12,497,031
		182,487,182

Banks 6.3%
Bank of America Corp.	12,922,211	301,604,405
BB&T Corp.	1,028,826	44,424,707
Citigroup, Inc.	3,573,847	211,285,835
Citizens Financial Group, Inc.	656,200	24,089,102
Comerica, Inc.	229,070	16,195,249
Fifth Third Bancorp	940,929	22,986,895
Huntington Bancshares, Inc.	1,354,493	17,418,780
JPMorgan Chase & Co.	4,604,231	400,568,097
KeyCorp	1,401,398	25,561,499
M&T Bank Corp.	200,598	31,174,935
People's United Financial, Inc.	406,600	7,103,302
Regions Financial Corp.	1,567,445	21,552,369
SunTrust Banks, Inc.	629,516	35,762,804
The PNC Financial Services Group, Inc.	626,878	75,068,640
U.S. Bancorp	2,061,728	105,725,412
Wells Fargo & Co.	5,805,009	312,541,685
Zions Bancorp	250,998	10,047,450
		1,663,111,166

Capital Goods 7.3%
3M Co.	771,719	151,125,732
Acuity Brands, Inc.	60,500	10,654,050
Allegion plc	131,733	10,359,483
AMETEK, Inc.	289,400	16,553,680
Arconic, Inc.	576,054	15,743,556
Caterpillar, Inc.	754,162	77,120,606
Cummins, Inc.	195,262	29,472,846
Deere & Co.	374,386	41,785,222
Dover Corp.	198,670	15,671,090
Eaton Corp. plc	580,738	43,927,022
Emerson Electric Co.	836,915	50,449,236
Fastenal Co.	384,498	17,179,371
Flowserve Corp.	175,000	8,902,250
Security	Number of Shares	Value ($)
Fluor Corp.	174,382	8,949,284
Fortive Corp.	384,687	24,335,300
Fortune Brands Home & Security, Inc.	205,600	13,104,944
General Dynamics Corp.	366,760	71,074,420
General Electric Co.	11,248,057	326,081,172
Honeywell International, Inc.	977,829	128,232,495
Illinois Tool Works, Inc.	399,036	55,102,881
Ingersoll-Rand plc	342,800	30,423,500
Jacobs Engineering Group, Inc.	160,934	8,838,495
Johnson Controls International plc	1,204,302	50,062,834
L3 Technologies, Inc.	97,283	16,710,301
Lockheed Martin Corp.	320,191	86,275,465
Masco Corp.	419,488	15,529,446
Northrop Grumman Corp.	223,467	54,963,943
PACCAR, Inc.	450,350	30,051,856
Parker-Hannifin Corp.	172,736	27,775,949
Pentair plc	208,982	13,481,429
Quanta Services, Inc. *	179,900	6,375,656
Raytheon Co.	376,388	58,419,182
Rockwell Automation, Inc.	168,521	26,516,779
Rockwell Collins, Inc.	208,605	21,713,694
Roper Technologies, Inc.	129,900	28,409,130
Snap-on, Inc.	72,782	12,193,168
Stanley Black & Decker, Inc.	200,081	27,241,028
Textron, Inc.	341,504	15,934,577
The Boeing Co.	735,554	135,952,446
TransDigm Group, Inc.	66,300	16,358,199
United Rentals, Inc. *	110,100	12,073,566
United Technologies Corp.	967,258	115,094,029
W.W. Grainger, Inc.	69,927	13,474,933
Xylem, Inc.	227,400	11,690,634
		1,951,384,879

Commercial & Professional Services 0.5%
Cintas Corp.	113,876	13,946,394
Equifax, Inc.	155,861	21,089,552
Nielsen Holdings plc	449,500	18,487,935
Republic Services, Inc.	289,334	18,225,149
Robert Half International, Inc.	156,742	7,217,969
Stericycle, Inc. *	114,100	9,737,294
Verisk Analytics, Inc. *	199,900	16,553,719
Waste Management, Inc.	515,216	37,497,420
		142,755,432

Consumer Durables & Apparel 1.2%
Coach, Inc.	361,928	14,256,344
D.R. Horton, Inc.	422,016	13,880,106
Garmin Ltd.	155,100	7,885,284
Hanesbrands, Inc.	481,600	10,503,696
Hasbro, Inc.	139,417	13,817,619
Leggett & Platt, Inc.	182,994	9,614,505
Lennar Corp., Class A	248,318	12,540,059
Mattel, Inc.	415,494	9,315,375
Michael Kors Holdings Ltd. *	212,100	7,917,693
Mohawk Industries, Inc. *	83,800	19,675,402
Newell Brands, Inc.	619,250	29,562,995
NIKE, Inc., Class B	1,716,948	95,136,089

1
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PulteGroup, Inc.	370,186	8,392,116
PVH Corp.	99,900	10,092,897
Ralph Lauren Corp.	69,126	5,579,851
Under Armour, Inc., Class A *(b)	224,300	4,820,207
Under Armour, Inc., Class C *	225,892	4,384,564
VF Corp.	433,364	23,674,675
Whirlpool Corp.	96,622	17,940,773
		318,990,250

Consumer Services 1.7%
Carnival Corp.	529,221	32,689,981
Chipotle Mexican Grill, Inc. *	36,959	17,535,937
Darden Restaurants, Inc.	162,248	13,821,907
H&R Block, Inc.	284,905	7,062,795
Marriott International, Inc., Class A	404,726	38,214,229
McDonald's Corp.	1,055,738	147,729,418
Royal Caribbean Cruises Ltd.	212,600	22,663,160
Starbucks Corp.	1,886,024	113,274,601
Wyndham Worldwide Corp.	136,364	12,996,853
Wynn Resorts Ltd.	106,200	13,063,662
Yum! Brands, Inc.	425,085	27,949,339
		447,001,882

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	73,800	12,220,542
American Express Co.	984,741	78,040,724
Ameriprise Financial, Inc.	198,514	25,380,015
Berkshire Hathaway, Inc., Class B *	2,443,530	403,695,591
BlackRock, Inc.	156,600	60,223,662
Capital One Financial Corp.	620,574	49,881,738
CBOE Holdings, Inc.	115,000	9,477,150
CME Group, Inc.	437,885	50,877,858
Discover Financial Services	487,773	30,529,712
E*TRADE Financial Corp. *	354,519	12,248,632
Franklin Resources, Inc.	452,105	19,490,247
Intercontinental Exchange, Inc.	773,230	46,548,446
Invesco Ltd.	537,247	17,696,916
Leucadia National Corp.	427,851	10,863,137
Moody's Corp.	213,929	25,312,079
Morgan Stanley	1,845,454	80,037,340
Nasdaq, Inc.	142,400	9,807,088
Navient Corp.	373,300	5,674,160
Northern Trust Corp.	284,118	25,570,620
Raymond James Financial, Inc.	163,000	12,146,760
S&P Global, Inc.	331,167	44,439,300
State Street Corp.	465,826	39,082,802
Synchrony Financial	1,010,499	28,091,872
T. Rowe Price Group, Inc.	321,979	22,825,091
The Bank of New York Mellon Corp.	1,334,273	62,790,887
The Charles Schwab Corp. (a)	1,573,881	61,145,277
The Goldman Sachs Group, Inc.	479,969	107,417,062
		1,351,514,708

Energy 6.3%
Anadarko Petroleum Corp.	718,209	40,952,277
Apache Corp.	494,006	24,028,452
Baker Hughes, Inc.	558,563	33,161,885
Cabot Oil & Gas Corp.	614,700	14,285,628
Chesapeake Energy Corp. *	968,366	5,093,605
Chevron Corp.	2,446,134	261,002,498
Cimarex Energy Co.	119,500	13,943,260
Concho Resources, Inc. *	194,777	24,670,455
ConocoPhillips	1,602,990	76,799,251
Devon Energy Corp.	667,258	26,350,018
EOG Resources, Inc.	744,312	68,848,860
Security	Number of Shares	Value ($)
EQT Corp.	226,300	13,157,082
Exxon Mobil Corp.	5,352,341	437,018,643
Halliburton Co.	1,100,368	50,484,884
Helmerich & Payne, Inc.	140,100	8,495,664
Hess Corp.	352,140	17,194,996
Kinder Morgan, Inc.	2,473,644	51,031,276
Marathon Oil Corp.	1,069,452	15,902,751
Marathon Petroleum Corp.	686,052	34,947,489
Murphy Oil Corp.	184,892	4,840,473
National Oilwell Varco, Inc.	487,624	17,052,211
Newfield Exploration Co. *	244,700	8,471,514
Noble Energy, Inc.	569,468	18,410,900
Occidental Petroleum Corp.	973,650	59,918,421
ONEOK, Inc.	274,900	14,462,489
Phillips 66	559,795	44,537,290
Pioneer Natural Resources Co.	222,300	38,455,677
Range Resources Corp.	230,100	6,095,349
Schlumberger Ltd.	1,804,028	130,954,393
TechnipFMC plc *	615,400	18,542,002
Tesoro Corp.	154,607	12,323,724
The Williams Cos., Inc.	1,052,198	32,228,825
Transocean Ltd. *	506,200	5,583,386
Valero Energy Corp.	579,340	37,431,157
		1,666,676,785

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	561,892	99,747,068
CVS Health Corp.	1,315,051	108,412,804
Sysco Corp.	646,257	34,167,608
The Kroger Co.	1,173,794	34,802,992
Wal-Mart Stores, Inc.	1,944,402	146,180,142
Walgreens Boots Alliance, Inc.	1,101,711	95,342,070
Whole Foods Market, Inc.	421,432	15,327,482
		533,980,166

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,500,391	179,478,066
Archer-Daniels-Midland Co.	724,899	33,164,129
Brown-Forman Corp., Class B	222,884	10,546,871
Campbell Soup Co.	239,711	13,792,971
ConAgra Brands, Inc.	538,249	20,873,296
Constellation Brands, Inc., Class A	219,065	37,797,475
Dr Pepper Snapple Group, Inc.	231,700	21,235,305
General Mills, Inc.	735,480	42,297,455
Hormel Foods Corp.	363,400	12,748,072
Kellogg Co.	324,934	23,070,314
McCormick & Co., Inc. - Non Voting Shares	142,802	14,265,920
Mead Johnson Nutrition Co.	237,800	21,097,616
Molson Coors Brewing Co., Class B	238,130	22,834,286
Mondelez International, Inc., Class A	1,961,854	88,342,286
Monster Beverage Corp. *	522,600	23,715,588
PepsiCo, Inc.	1,844,563	208,952,097
Philip Morris International, Inc.	2,001,646	221,862,443
Reynolds American, Inc.	1,070,550	69,050,475
The Coca-Cola Co.	4,989,656	215,303,656
The Hershey Co.	182,328	19,727,889
The JM Smucker Co.	150,275	19,042,848
The Kraft Heinz Co.	762,718	68,942,080
Tyson Foods, Inc., Class A	370,090	23,781,983
		1,411,923,121

Health Care Equipment & Services 5.4%
Abbott Laboratories	2,215,194	96,671,066
Aetna, Inc.	428,475	57,874,118

2
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AmerisourceBergen Corp.	218,146	17,898,879
Anthem, Inc.	341,429	60,736,805
Baxter International, Inc.	625,189	34,810,524
Becton, Dickinson & Co.	275,198	51,453,770
Boston Scientific Corp. *	1,728,574	45,599,782
C.R. Bard, Inc.	94,273	28,987,062
Cardinal Health, Inc.	407,233	29,561,043
Centene Corp. *	216,900	16,137,360
Cerner Corp. *	386,900	25,051,775
Cigna Corp.	327,008	51,134,241
Danaher Corp.	789,374	65,778,535
DaVita, Inc. *	204,000	14,078,040
DENTSPLY SIRONA, Inc.	290,400	18,364,896
Edwards Lifesciences Corp. *	272,900	29,928,943
Envision Healthcare Corp. *	145,000	8,124,350
Express Scripts Holding Co. *	770,295	47,249,895
HCA Holdings, Inc. *	373,600	31,460,856
Henry Schein, Inc. *	104,900	18,231,620
Hologic, Inc. *	367,800	16,606,170
Humana, Inc.	194,303	43,131,380
IDEXX Laboratories, Inc. *	115,300	19,339,269
Intuitive Surgical, Inc. *	49,031	40,983,542
Laboratory Corp. of America Holdings *	133,991	18,778,839
McKesson Corp.	275,575	38,109,267
Medtronic plc	1,766,576	146,784,800
Patterson Cos., Inc.	104,447	4,646,847
Quest Diagnostics, Inc.	171,680	18,113,957
Stryker Corp.	393,240	53,626,139
The Cooper Cos., Inc.	60,000	12,019,800
UnitedHealth Group, Inc.	1,239,610	216,782,997
Universal Health Services, Inc., Class B	119,100	14,382,516
Varian Medical Systems, Inc. *	123,906	11,243,230
Zimmer Biomet Holdings, Inc.	255,923	30,621,187
		1,434,303,500

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	324,000	16,047,720
Colgate-Palmolive Co.	1,133,594	81,664,112
Coty, Inc., Class A	580,000	10,353,000
Kimberly-Clark Corp.	463,295	60,112,526
The Clorox Co.	168,057	22,467,540
The Estee Lauder Cos., Inc., Class A	280,652	24,456,015
The Procter & Gamble Co.	3,297,190	287,943,603
		503,044,516

Insurance 2.7%
Aflac, Inc.	525,473	39,347,418
American International Group, Inc.	1,200,454	73,119,653
Aon plc	334,150	40,044,536
Arthur J. Gallagher & Co.	238,300	13,299,523
Assurant, Inc.	74,246	7,145,435
Chubb Ltd.	598,665	82,166,771
Cincinnati Financial Corp.	192,903	13,906,377
Lincoln National Corp.	294,671	19,427,659
Loews Corp.	352,716	16,443,620
Marsh & McLennan Cos., Inc.	660,979	48,998,373
MetLife, Inc.	1,395,977	72,325,568
Principal Financial Group, Inc.	337,567	21,985,739
Prudential Financial, Inc.	553,831	59,276,532
The Allstate Corp.	468,310	38,068,920
The Hartford Financial Services Group, Inc.	472,795	22,864,366
The Progressive Corp.	756,820	30,060,891
The Travelers Cos., Inc.	365,060	44,413,200
Torchmark Corp.	143,266	10,989,935
Unum Group	303,840	14,076,907
Security	Number of Shares	Value ($)
Willis Towers Watson plc	166,225	22,044,760
XL Group Ltd.	328,999	13,768,608
		703,774,791

Materials 2.8%
Air Products & Chemicals, Inc.	276,001	38,778,141
Albemarle Corp.	148,846	16,210,818
Avery Dennison Corp.	119,776	9,966,561
Ball Corp.	227,464	17,489,707
CF Industries Holdings, Inc.	297,325	7,950,471
E.I. du Pont de Nemours & Co.	1,108,104	88,371,294
Eastman Chemical Co.	188,616	15,042,126
Ecolab, Inc.	340,828	43,997,487
FMC Corp.	179,900	13,174,077
Freeport-McMoRan, Inc. *	1,705,440	21,744,360
International Flavors & Fragrances, Inc.	98,043	13,587,779
International Paper Co.	541,189	29,207,970
LyondellBasell Industries N.V., Class A	426,200	36,124,712
Martin Marietta Materials, Inc.	80,300	17,681,257
Monsanto Co.	561,300	65,453,193
Newmont Mining Corp.	673,046	22,755,685
Nucor Corp.	422,300	25,899,659
PPG Industries, Inc.	336,896	37,004,657
Praxair, Inc.	368,579	46,065,003
Sealed Air Corp.	236,068	10,391,713
The Dow Chemical Co.	1,431,035	89,868,998
The Mosaic Co.	434,300	11,695,699
The Sherwin-Williams Co.	103,736	34,718,364
Vulcan Materials Co.	173,271	20,944,998
WestRock Co.	334,889	17,936,655
		752,061,384

Media 3.2%
CBS Corp., Class B - Non Voting Shares	491,336	32,703,324
Charter Communications, Inc., Class A *	278,600	96,161,576
Comcast Corp., Class A	6,099,328	239,032,664
Discovery Communications, Inc., Class A *	159,800	4,599,044
Discovery Communications, Inc., Class C *	310,500	8,687,790
DISH Network Corp., Class A *	285,800	18,416,952
News Corp., Class A	443,000	5,634,960
News Corp., Class B	205,200	2,667,600
Omnicom Group, Inc.	293,847	24,130,716
Scripps Networks Interactive, Inc., Class A	116,593	8,711,829
TEGNA, Inc.	270,314	6,887,601
The Interpublic Group of Cos., Inc.	506,365	11,935,023
The Walt Disney Co.	1,874,783	216,724,915
Time Warner, Inc.	997,974	99,068,879
Twenty-First Century Fox, Inc., Class A	1,347,801	41,161,842
Twenty-First Century Fox, Inc., Class B	652,700	19,489,622
Viacom, Inc., Class B	448,853	19,103,184
		855,117,521

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	2,053,086	135,380,491
Agilent Technologies, Inc.	406,066	22,353,933
Alexion Pharmaceuticals, Inc. *	294,300	37,605,654
Allergan plc	434,268	105,900,595
Amgen, Inc.	950,859	155,294,292
Biogen, Inc. *	276,691	75,041,366
Bristol-Myers Squibb Co.	2,165,564	121,379,862
Celgene Corp. *	1,007,126	124,933,980
Eli Lilly & Co.	1,258,123	103,241,573

3
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	1,682,950	115,366,223
Illumina, Inc. *	189,500	35,030,970
Incyte Corp. *	220,000	27,341,600
Johnson & Johnson	3,494,325	431,444,308
Mallinckrodt plc *	134,700	6,320,124
Merck & Co., Inc.	3,535,914	220,393,520
Mettler-Toledo International, Inc. *	32,500	16,686,150
Mylan N.V. *	593,651	22,172,865
PerkinElmer, Inc.	141,360	8,398,198
Perrigo Co., plc	179,400	13,264,836
Pfizer, Inc.	7,665,033	259,997,919
Regeneron Pharmaceuticals, Inc. *	98,800	38,382,812
Thermo Fisher Scientific, Inc.	500,137	82,687,650
Vertex Pharmaceuticals, Inc. *	316,200	37,406,460
Waters Corp. *	100,752	17,116,757
Zoetis, Inc.	623,300	34,973,363
		2,248,115,501

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	111,100	12,499,861
American Tower Corp.	546,300	68,801,022
Apartment Investment & Management Co., Class A	209,014	9,142,272
AvalonBay Communities, Inc.	173,299	32,899,082
Boston Properties, Inc.	196,676	24,899,182
CBRE Group, Inc., Class A *	377,640	13,523,288
Crown Castle International Corp.	470,200	44,480,920
Digital Realty Trust, Inc.	202,100	23,209,164
Equinix, Inc.	100,409	41,940,839
Equity Residential	475,622	30,715,669
Essex Property Trust, Inc.	85,100	20,804,397
Extra Space Storage, Inc.	167,400	12,643,722
Federal Realty Investment Trust	95,900	12,552,351
GGP, Inc.	744,100	16,080,001
HCP, Inc.	587,400	18,414,990
Host Hotels & Resorts, Inc.	934,311	16,770,882
Iron Mountain, Inc.	323,302	11,237,978
Kimco Realty Corp.	569,859	11,562,439
Mid-America Apartment Communities, Inc.	153,500	15,228,735
Prologis, Inc.	671,189	36,519,394
Public Storage	195,678	40,971,060
Realty Income Corp.	344,200	20,084,070
Regency Centers Corp.	193,800	12,244,284
Simon Property Group, Inc.	412,353	68,145,457
SL Green Realty Corp.	129,700	13,609,421
The Macerich Co.	152,100	9,495,603
UDR, Inc.	351,100	13,110,074
Ventas, Inc.	453,600	29,034,936
Vornado Realty Trust	215,456	20,735,485
Welltower, Inc.	472,000	33,719,680
Weyerhaeuser Co.	959,223	32,488,883
		767,565,141

Retailing 5.6%
Advance Auto Parts, Inc.	92,400	13,133,736
Amazon.com, Inc. *	510,480	472,188,895
AutoNation, Inc. *	91,733	3,852,786
AutoZone, Inc. *	36,498	25,263,551
Bed Bath & Beyond, Inc.	194,069	7,520,174
Best Buy Co., Inc.	353,957	18,338,512
CarMax, Inc. *	239,400	14,004,900
Dollar General Corp.	333,200	24,226,972
Dollar Tree, Inc. *	304,230	25,181,117
Expedia, Inc.	156,013	20,862,058
Foot Locker, Inc.	165,000	12,761,100
Security	Number of Shares	Value ($)
Genuine Parts Co.	191,338	17,606,923
Kohl's Corp.	231,910	9,051,447
L Brands, Inc.	307,535	16,240,923
LKQ Corp. *	415,100	12,967,724
Lowe's Cos., Inc.	1,118,688	94,954,238
Macy's, Inc.	382,226	11,168,644
Netflix, Inc. *	554,400	84,379,680
Nordstrom, Inc.	139,796	6,747,953
O'Reilly Automotive, Inc. *	116,800	28,983,920
Ross Stores, Inc.	514,600	33,449,000
Signet Jewelers Ltd.	94,000	6,188,960
Staples, Inc.	781,869	7,638,860
Target Corp.	723,408	40,402,337
The Gap, Inc.	277,162	7,261,645
The Home Depot, Inc.	1,571,850	245,365,785
The Priceline Group, Inc. *	63,115	116,562,044
The TJX Cos., Inc.	836,006	65,743,512
Tiffany & Co.	140,028	12,833,566
Tractor Supply Co.	162,600	10,066,566
TripAdvisor, Inc. *	147,713	6,648,562
Ulta Salon, Cosmetics & Fragrance, Inc. *	74,900	21,079,856
		1,492,675,946

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	978,100	13,008,730
Analog Devices, Inc.	472,040	35,969,448
Applied Materials, Inc.	1,395,372	56,666,057
Broadcom Ltd.	520,220	114,869,778
Intel Corp.	6,084,505	219,954,856
KLA-Tencor Corp.	200,481	19,691,244
Lam Research Corp.	206,274	29,878,789
Microchip Technology, Inc.	281,523	21,277,508
Micron Technology, Inc. *	1,348,275	37,306,769
NVIDIA Corp.	759,482	79,213,972
Qorvo, Inc. *	172,500	11,735,175
QUALCOMM, Inc.	1,914,465	102,883,349
Skyworks Solutions, Inc.	235,100	23,448,874
Texas Instruments, Inc.	1,284,354	101,695,150
Xilinx, Inc.	313,563	19,788,961
		887,388,660

Software & Services 13.3%
Accenture plc, Class A	800,900	97,149,170
Activision Blizzard, Inc.	893,600	46,690,600
Adobe Systems, Inc. *	634,476	84,854,820
Akamai Technologies, Inc. *	222,141	13,537,273
Alliance Data Systems Corp.	72,500	18,098,175
Alphabet, Inc., Class A *	383,712	354,749,418
Alphabet, Inc., Class C *	379,875	344,151,555
Autodesk, Inc. *	254,981	22,966,139
Automatic Data Processing, Inc.	579,973	60,601,379
CA, Inc.	407,925	13,392,178
Citrix Systems, Inc. *	209,508	16,957,577
Cognizant Technology Solutions Corp., Class A *	792,496	47,732,034
CSRA, Inc.	199,340	5,796,807
DXC Technology Co. *	367,851	27,713,894
eBay, Inc. *	1,297,169	43,338,416
Electronic Arts, Inc. *	401,292	38,050,507
Facebook, Inc., Class A *	3,034,300	455,903,575
Fidelity National Information Services, Inc.	419,234	35,295,310
Fiserv, Inc. *	281,004	33,478,817
Gartner, Inc. *	116,500	13,291,485
Global Payments, Inc.	190,000	15,534,400

4
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
International Business Machines Corp.	1,106,390	177,343,253
Intuit, Inc.	317,309	39,730,260
MasterCard, Inc., Class A	1,215,490	141,385,797
Microsoft Corp.	9,953,931	681,446,116
Oracle Corp.	3,864,686	173,756,283
Paychex, Inc.	411,865	24,415,357
PayPal Holdings, Inc. *	1,435,769	68,514,897
Red Hat, Inc. *	224,800	19,800,384
salesforce.com, Inc. *	844,965	72,768,386
Symantec Corp.	796,450	25,191,714
Synopsys, Inc. *	190,000	14,003,000
Teradata Corp. *	159,871	4,665,036
The Western Union Co.	629,625	12,504,352
Total System Services, Inc.	207,100	11,868,901
VeriSign, Inc. *	112,125	9,970,155
Visa, Inc., Class A	2,392,300	218,225,606
Yahoo! Inc. *	1,131,555	54,552,267
		3,539,425,293

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	399,700	28,902,307
Apple, Inc.	6,759,715	971,033,060
Cisco Systems, Inc.	6,465,128	220,266,911
Corning, Inc.	1,173,687	33,860,870
F5 Networks, Inc. *	82,400	10,640,312
FLIR Systems, Inc.	186,200	6,839,126
Harris Corp.	157,600	17,633,864
Hewlett Packard Enterprise Co.	2,175,108	40,522,262
HP, Inc.	2,183,008	41,084,211
Juniper Networks, Inc.	510,965	15,364,718
Motorola Solutions, Inc.	219,322	18,855,112
NetApp, Inc.	342,374	13,643,604
Seagate Technology plc	384,000	16,177,920
TE Connectivity Ltd.	450,400	34,847,448
Western Digital Corp.	367,536	32,736,431
Xerox Corp.	1,173,566	8,437,939
		1,510,846,095

Telecommunication Services 2.2%
AT&T, Inc.	7,922,202	313,956,865
CenturyLink, Inc.	686,643	17,626,126
Level 3 Communications, Inc. *	371,900	22,596,644
Verizon Communications, Inc.	5,259,278	241,453,453
		595,633,088

Transportation 2.2%
Alaska Air Group, Inc.	163,600	13,920,724
American Airlines Group, Inc.	652,700	27,818,074
C.H. Robinson Worldwide, Inc.	184,895	13,441,867
CSX Corp.	1,181,591	60,072,086
Delta Air Lines, Inc.	946,300	42,999,872
Expeditors International of Washington, Inc.	239,800	13,450,382
FedEx Corp.	314,868	59,730,460
JB Hunt Transport Services, Inc.	108,100	9,692,246
Kansas City Southern	143,800	12,952,066
Norfolk Southern Corp.	369,092	43,364,619
Ryder System, Inc.	77,802	5,283,534
Southwest Airlines Co.	797,636	44,843,096
Union Pacific Corp.	1,049,650	117,518,814
United Continental Holdings, Inc. *	361,800	25,401,978
United Parcel Service, Inc., Class B	890,718	95,716,556
		586,206,374

Security	Number of Shares	Value ($)
Utilities 3.2%
AES Corp.	887,049	10,032,524
Alliant Energy Corp.	275,969	10,851,101
Ameren Corp.	311,820	17,053,436
American Electric Power Co., Inc.	639,802	43,397,770
American Water Works Co., Inc.	231,000	18,424,560
CenterPoint Energy, Inc.	564,366	16,101,362
CMS Energy Corp.	343,584	15,598,714
Consolidated Edison, Inc.	403,765	32,010,489
Dominion Resources, Inc.	815,964	63,180,093
DTE Energy Co.	229,012	23,952,365
Duke Energy Corp.	905,399	74,695,417
Edison International	421,693	33,722,789
Entergy Corp.	224,253	17,101,534
Eversource Energy	420,000	24,948,000
Exelon Corp.	1,183,893	40,998,215
FirstEnergy Corp.	560,294	16,775,202
NextEra Energy, Inc.	604,238	80,702,027
NiSource, Inc.	427,662	10,370,804
NRG Energy, Inc.	378,600	6,398,340
PG&E Corp.	661,806	44,374,092
Pinnacle West Capital Corp.	140,061	11,917,790
PPL Corp.	892,570	34,015,843
Public Service Enterprise Group, Inc.	638,570	28,129,009
SCANA Corp.	175,300	11,624,143
Sempra Energy	320,369	36,208,104
The Southern Co.	1,280,925	63,790,065
WEC Energy Group, Inc.	408,878	24,745,297
Xcel Energy, Inc.	647,386	29,164,739
		840,283,824
Total Common Stock
(Cost $14,080,322,208)		26,386,267,205

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	4,719,058	4,719,058
Total Other Investment Company
(Cost $4,719,058)		4,719,058
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc.
0.42%, 05/01/17 (d)	81,400,000	81,400,000
Sumitomo Mitsui Banking Corp.
0.42%, 05/01/17 (d)	232,106,445	232,106,445
Total Short-Term Investments
(Cost $313,506,445)		313,506,445

End of Investments.

5
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

At 04/30/17, the tax basis cost of the fund's investments was $14,438,467,784 and the unrealized appreciation and depreciation were $12,608,993,697 and ($342,968,773), respectively, with a net unrealized appreciation of $12,266,024,924.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,578,445.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	1,568	186,631,200	2,278,307
6
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	1,866,080,327	6,998,645,975
1.3%	Other Investment Companies	95,691,492	95,691,492
100.0%	Total Investments	1,961,771,819	7,094,337,467
(0.0%)	Other Assets and Liabilities, Net		(762,047)
100.0%	Net Assets		7,093,575,420

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Automobiles & Components 0.9%
Adient plc	29,818	2,193,412
Autoliv, Inc.	26,600	2,665,054
BorgWarner, Inc.	69,096	2,921,379
Delphi Automotive plc	82,400	6,624,960
Ford Motor Co.	1,208,087	13,856,758
General Motors Co.	418,200	14,486,448
Gentex Corp.	97,544	2,014,284
Harley-Davidson, Inc.	59,392	3,374,059
Lear Corp.	23,600	3,366,776
Tesla, Inc. *	35,208	11,057,777
The Goodyear Tire & Rubber Co.	83,100	3,010,713
Thor Industries, Inc.	14,500	1,394,610
		66,966,230

Banks 6.3%
Associated Banc-Corp.	42,800	1,065,720
Bank of America Corp.	3,073,841	71,743,449
Bank of Hawaii Corp.	12,970	1,056,796
Bank of the Ozarks, Inc.	15,000	712,050
BankUnited, Inc.	10,000	352,900
BB&T Corp.	269,400	11,632,692
BOK Financial Corp.	8,900	750,181
Chemical Financial Corp.	10,000	474,500
CIT Group, Inc.	61,388	2,842,878
Citigroup, Inc.	851,556	50,343,991
Citizens Financial Group, Inc.	163,500	6,002,085
Comerica, Inc.	51,128	3,614,750
Commerce Bancshares, Inc.	29,381	1,614,486
Cullen/Frost Bankers, Inc.	16,900	1,595,191
East West Bancorp, Inc.	45,800	2,485,566
F.N.B. Corp.	60,000	854,400
Fifth Third Bancorp	241,084	5,889,682
First Citizens BancShares, Inc., Class A	3,300	1,148,598
First Horizon National Corp.	70,500	1,293,675
First Republic Bank	44,600	4,123,716
Hancock Holding Co.	25,238	1,178,615
Home BancShares, Inc.	36,400	926,380
Huntington Bancshares, Inc.	329,006	4,231,017
IBERIABANK Corp.	13,454	1,067,575
Investors Bancorp, Inc.	108,730	1,505,910
JPMorgan Chase & Co.	1,091,578	94,967,286
KeyCorp	333,218	6,077,896
M&T Bank Corp.	49,343	7,668,396
MGIC Investment Corp. *	103,900	1,095,106
Security	Number of Shares	Value ($)
New York Community Bancorp, Inc.	149,882	1,991,932
PacWest Bancorp	28,300	1,397,737
People's United Financial, Inc.	103,793	1,813,264
Popular, Inc.	31,529	1,321,380
PrivateBancorp, Inc.	23,900	1,380,703
Prosperity Bancshares, Inc.	23,100	1,552,320
Radian Group, Inc.	65,144	1,099,631
Regions Financial Corp.	390,106	5,363,957
Signature Bank *	15,700	2,173,665
SunTrust Banks, Inc.	155,993	8,861,962
SVB Financial Group *	14,900	2,621,506
Synovus Financial Corp.	44,657	1,866,663
Texas Capital Bancshares, Inc. *	14,890	1,133,129
TFS Financial Corp.	27,300	451,542
The PNC Financial Services Group, Inc.	157,034	18,804,821
U.S. Bancorp	472,705	24,240,312
Umpqua Holdings Corp.	32,000	565,440
United Bankshares, Inc.	13,000	518,700
Webster Financial Corp.	27,500	1,397,275
Wells Fargo & Co.	1,378,696	74,228,993
Western Alliance Bancorp *	27,800	1,331,620
Wintrust Financial Corp.	15,728	1,114,486
Zions Bancorp	48,798	1,953,384
		445,499,909

Capital Goods 7.5%
3M Co.	180,854	35,416,639
A.O. Smith Corp.	50,800	2,737,104
Acuity Brands, Inc.	14,300	2,518,230
AECOM *	34,700	1,187,087
AGCO Corp.	14,200	908,658
Air Lease Corp.	19,700	751,358
Allegion plc	28,700	2,256,968
Allison Transmission Holdings, Inc.	13,700	529,916
AMETEK, Inc.	75,105	4,296,006
Arconic, Inc.	105,840	2,892,607
BWX Technologies, Inc.	32,900	1,617,693
Carlisle Cos., Inc.	20,736	2,102,423
Caterpillar, Inc.	180,796	18,488,199
Colfax Corp. *	15,000	607,050
Crane Co.	16,384	1,309,245
Cummins, Inc.	49,892	7,530,698
Curtiss-Wright Corp.	15,200	1,420,592
Deere & Co.	95,946	10,708,533
Donaldson Co., Inc.	32,900	1,522,612
Dover Corp.	50,237	3,962,695
Eaton Corp. plc	142,901	10,809,032
EMCOR Group, Inc.	8,100	532,494
Emerson Electric Co.	200,228	12,069,744
Fastenal Co.	92,300	4,123,964
Flowserve Corp.	43,023	2,188,580
Fluor Corp.	40,958	2,101,965
Fortive Corp.	92,520	5,852,815
Fortune Brands Home & Security, Inc.	52,900	3,371,846
General Dynamics Corp.	91,644	17,759,691
General Electric Co.	2,668,102	77,348,277
Graco, Inc.	15,694	1,692,598
HD Supply Holdings, Inc. *	51,900	2,091,570

7
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hexcel Corp.	26,300	1,361,025
Honeywell International, Inc.	239,099	31,355,443
Hubbell, Inc.	16,932	1,915,517
Huntington Ingalls Industries, Inc.	13,700	2,752,193
IDEX Corp.	28,906	3,028,193
Illinois Tool Works, Inc.	100,404	13,864,788
Ingersoll-Rand plc	82,400	7,313,000
ITT, Inc.	30,300	1,276,539
Jacobs Engineering Group, Inc.	38,756	2,128,480
Johnson Controls International plc	288,386	11,988,206
L3 Technologies, Inc.	23,374	4,014,952
Lennox International, Inc.	11,700	1,935,063
Lincoln Electric Holdings, Inc.	22,200	1,976,466
Lockheed Martin Corp.	76,564	20,630,170
Masco Corp.	108,836	4,029,109
MSC Industrial Direct Co., Inc., Class A	15,558	1,392,908
Nordson Corp.	18,000	2,253,600
Northrop Grumman Corp.	49,432	12,158,295
Orbital ATK, Inc.	10,200	1,009,800
Oshkosh Corp.	23,600	1,637,604
Owens Corning	36,900	2,245,365
PACCAR, Inc.	107,289	7,159,395
Parker-Hannifin Corp.	41,253	6,633,482
Pentair plc	57,895	3,734,806
Quanta Services, Inc. *	18,900	669,816
Raytheon Co.	91,290	14,169,121
Regal Beloit Corp.	7,000	551,950
Rockwell Automation, Inc.	39,549	6,223,035
Rockwell Collins, Inc.	50,483	5,254,775
Roper Technologies, Inc.	30,891	6,755,862
Sensata Technologies Holding N.V. *	30,100	1,239,518
Snap-on, Inc.	17,250	2,889,892
Spirit AeroSystems Holdings, Inc., Class A	37,400	2,137,784
Stanley Black & Decker, Inc.	46,641	6,350,172
Teledyne Technologies, Inc. *	12,600	1,698,858
Textron, Inc.	88,938	4,149,847
The Boeing Co.	176,789	32,675,911
The Middleby Corp. *	18,300	2,491,179
The Toro Co.	30,400	1,973,568
TransDigm Group, Inc.	16,600	4,095,718
Trinity Industries, Inc.	44,200	1,188,980
United Rentals, Inc. *	31,467	3,450,671
United Technologies Corp.	234,703	27,927,310
USG Corp. *	13,000	393,900
Valmont Industries, Inc.	3,500	533,225
W.W. Grainger, Inc.	17,876	3,444,705
WABCO Holdings, Inc. *	18,000	2,139,660
Wabtec Corp.	28,800	2,416,032
Watsco, Inc.	7,000	971,600
Woodward, Inc.	17,300	1,170,691
Xylem, Inc.	53,400	2,745,294
		530,210,362

Commercial & Professional Services 0.7%
Cintas Corp.	25,710	3,148,704
Copart, Inc. *	72,148	2,229,373
Deluxe Corp.	14,500	1,042,695
Equifax, Inc.	37,300	5,047,063
IHS Markit Ltd. *	71,132	3,087,129
KAR Auction Services, Inc.	44,400	1,936,728
ManpowerGroup, Inc.	21,591	2,180,259
Nielsen Holdings plc	110,500	4,544,865
Republic Services, Inc.	81,581	5,138,787
Robert Half International, Inc.	43,891	2,021,181
Rollins, Inc.	32,850	1,275,566
Stericycle, Inc. *	27,098	2,312,543
The Dun & Bradstreet Corp.	10,925	1,197,489
Security	Number of Shares	Value ($)
TransUnion *	12,100	484,363
Verisk Analytics, Inc. *	47,800	3,958,318
Waste Management, Inc.	131,077	9,539,784
		49,144,847

Consumer Durables & Apparel 1.3%
Brunswick Corp.	29,300	1,662,775
CalAtlantic Group, Inc.	22,300	807,706
Carter's, Inc.	17,300	1,592,292
Coach, Inc.	89,730	3,534,465
Columbia Sportswear Co.	8,900	503,918
D.R. Horton, Inc.	107,597	3,538,865
Garmin Ltd.	39,886	2,027,804
Hanesbrands, Inc.	121,600	2,652,096
Hasbro, Inc.	34,225	3,392,040
Leggett & Platt, Inc.	39,744	2,088,150
Lennar Corp., Class A	60,775	3,069,137
lululemon Athletica, Inc. *	34,500	1,794,000
Mattel, Inc.	102,797	2,304,709
Michael Kors Holdings Ltd. *	33,300	1,243,089
Mohawk Industries, Inc. *	19,439	4,564,083
Newell Brands, Inc.	143,713	6,860,859
NIKE, Inc., Class B	403,612	22,364,141
NVR, Inc. *	1,098	2,318,153
Polaris Industries, Inc. (b)	19,200	1,636,992
PulteGroup, Inc.	98,799	2,239,773
PVH Corp.	25,514	2,577,679
Ralph Lauren Corp.	18,395	1,484,844
Skechers U.S.A., Inc., Class A *	20,000	505,000
Toll Brothers, Inc.	50,000	1,799,500
Under Armour, Inc., Class A *(b)	56,200	1,207,738
Under Armour, Inc., Class C *	56,598	1,098,567
VF Corp.	103,828	5,672,124
Whirlpool Corp.	24,515	4,551,945
		89,092,444

Consumer Services 2.0%
Aramark	65,800	2,403,016
Bright Horizons Family Solutions, Inc. *	12,900	981,948
Carnival Corp.	115,760	7,150,495
Chipotle Mexican Grill, Inc. *	8,050	3,819,484
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,297,539
Darden Restaurants, Inc.	34,165	2,910,516
Domino's Pizza, Inc.	16,000	2,902,240
Dunkin' Brands Group, Inc.	28,000	1,564,080
H&R Block, Inc.	75,198	1,864,158
Hilton Worldwide Holdings, Inc.	41,600	2,453,152
Jack in the Box, Inc.	12,400	1,264,428
Las Vegas Sands Corp.	117,163	6,911,445
Marriott International, Inc., Class A	103,508	9,773,225
McDonald's Corp.	249,636	34,931,566
MGM Resorts International	147,287	4,523,184
Norwegian Cruise Line Holdings Ltd. *	33,900	1,828,227
Panera Bread Co., Class A *	7,000	2,188,760
Royal Caribbean Cruises Ltd.	52,391	5,584,881
Service Corp. International	63,100	2,033,082
ServiceMaster Global Holdings, Inc. *	41,700	1,588,770
Six Flags Entertainment Corp.	24,400	1,527,684
Starbucks Corp.	457,354	27,468,681
Texas Roadhouse, Inc.	19,700	923,536
The Wendy's Co.	60,900	897,666
Vail Resorts, Inc.	11,800	2,332,388
Wyndham Worldwide Corp.	34,917	3,327,939

8
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	24,842	3,055,815
Yum! Brands, Inc.	113,276	7,447,897
		144,955,802

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	17,859	2,957,272
AGNC Investment Corp.	60,000	1,264,200
Ally Financial, Inc.	88,400	1,750,320
American Express Co.	238,877	18,931,002
Ameriprise Financial, Inc.	53,057	6,783,337
Annaly Capital Management, Inc.	214,600	2,534,426
Berkshire Hathaway, Inc., Class B *	572,712	94,617,750
BlackRock, Inc.	39,665	15,253,969
Capital One Financial Corp.	150,653	12,109,488
CBOE Holdings, Inc.	25,400	2,093,214
Chimera Investment Corp.	27,000	549,720
CME Group, Inc.	98,580	11,454,010
Credit Acceptance Corp. *(b)	3,200	650,400
Discover Financial Services	134,724	8,432,375
E*TRADE Financial Corp. *	86,290	2,981,320
Eaton Vance Corp.	39,084	1,677,876
FactSet Research Systems, Inc.	12,900	2,106,054
Franklin Resources, Inc.	114,858	4,951,528
Intercontinental Exchange, Inc.	183,550	11,049,710
Invesco Ltd.	110,190	3,629,659
Lazard Ltd., Class A	10,900	468,046
Legg Mason, Inc.	31,214	1,166,779
Leucadia National Corp.	101,178	2,568,909
MarketAxess Holdings, Inc.	11,500	2,213,980
Moody's Corp.	53,326	6,309,532
Morgan Stanley	449,448	19,492,560
MSCI, Inc.	29,450	2,954,424
Nasdaq, Inc.	36,337	2,502,529
Navient Corp.	45,000	684,000
New Residential Investment Corp.	50,000	833,500
Northern Trust Corp.	65,976	5,937,840
Raymond James Financial, Inc.	39,649	2,954,644
S&P Global, Inc.	84,736	11,370,724
SEI Investments Co.	42,148	2,137,325
SLM Corp. *	80,000	1,003,200
Starwood Property Trust, Inc.	47,500	1,077,775
State Street Corp.	118,450	9,937,955
Stifel Financial Corp. *	10,000	488,700
Synchrony Financial	257,300	7,152,940
T. Rowe Price Group, Inc.	76,550	5,426,630
TD Ameritrade Holding Corp.	87,231	3,338,330
The Bank of New York Mellon Corp.	335,996	15,811,972
The Charles Schwab Corp. (a)	375,265	14,579,045
The Goldman Sachs Group, Inc.	116,132	25,990,342
Voya Financial, Inc.	24,800	927,024
		353,106,335

Energy 6.0%
Anadarko Petroleum Corp.	166,148	9,473,759
Antero Resources Corp. *	30,000	635,700
Apache Corp.	118,700	5,773,568
Baker Hughes, Inc.	135,606	8,050,928
Cabot Oil & Gas Corp.	145,596	3,383,651
Cheniere Energy, Inc. *	74,900	3,396,715
Chesapeake Energy Corp. *	126,459	665,174
Chevron Corp.	580,437	61,932,628
Cimarex Energy Co.	29,115	3,397,138
Concho Resources, Inc. *	45,200	5,725,032
ConocoPhillips	385,266	18,458,094
CONSOL Energy, Inc. *	50,000	759,000
Continental Resources, Inc. *	25,800	1,094,178
Security	Number of Shares	Value ($)
Core Laboratories N.V. (b)	13,300	1,473,906
Devon Energy Corp.	162,382	6,412,465
Diamondback Energy, Inc. *	26,800	2,675,712
Energen Corp. *	28,000	1,455,720
Ensco plc, Class A	50,000	394,500
EOG Resources, Inc.	173,204	16,021,370
EQT Corp.	51,600	3,000,024
Exxon Mobil Corp.	1,263,763	103,186,249
Halliburton Co.	280,788	12,882,553
Helmerich & Payne, Inc.	31,392	1,903,611
Hess Corp.	84,123	4,107,726
HollyFrontier Corp.	45,400	1,277,556
Kinder Morgan, Inc.	586,917	12,108,098
Laredo Petroleum, Inc. *	35,000	450,100
Marathon Oil Corp.	267,696	3,980,639
Marathon Petroleum Corp.	164,600	8,384,724
Murphy Oil Corp.	49,944	1,307,534
Nabors Industries Ltd.	86,107	890,346
National Oilwell Varco, Inc.	119,426	4,176,327
Newfield Exploration Co. *	63,666	2,204,117
Noble Energy, Inc.	134,622	4,352,329
Oasis Petroleum, Inc. *	70,000	835,800
Occidental Petroleum Corp.	244,916	15,072,131
ONEOK, Inc.	66,824	3,515,611
Parsley Energy, Inc., Class A *	60,000	1,787,400
Patterson-UTI Energy, Inc.	49,797	1,077,856
PDC Energy, Inc. *	16,959	936,646
Phillips 66	131,400	10,454,184
Pioneer Natural Resources Co.	55,711	9,637,446
Range Resources Corp.	47,928	1,269,613
Rice Energy, Inc. *	45,000	958,050
RSP Permian, Inc. *	33,200	1,263,260
Schlumberger Ltd.	431,405	31,315,689
SM Energy Co.	25,000	564,750
Targa Resources Corp.	55,000	3,032,150
TechnipFMC plc *	131,568	3,964,144
Tesoro Corp.	36,712	2,926,314
The Williams Cos., Inc.	244,321	7,483,552
Transocean Ltd. *	153,900	1,697,517
Valero Energy Corp.	149,520	9,660,487
Weatherford International plc *	260,000	1,500,200
Western Refining, Inc.	25,000	862,250
Whiting Petroleum Corp. *	60,000	498,000
WPX Energy, Inc. *	105,000	1,252,650
		426,956,871

Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	7,200	806,904
Costco Wholesale Corp.	133,759	23,744,897
CVS Health Corp.	323,111	26,637,271
Rite Aid Corp. *	169,300	677,200
Sysco Corp.	151,030	7,984,956
The Kroger Co.	307,226	9,109,251
Wal-Mart Stores, Inc.	451,627	33,953,318
Walgreens Boots Alliance, Inc.	268,969	23,276,577
Whole Foods Market, Inc.	79,332	2,885,305
		129,075,679

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	596,705	42,831,485
Archer-Daniels-Midland Co.	190,705	8,724,754
Brown-Forman Corp., Class A	16,800	807,408
Brown-Forman Corp., Class B	44,360	2,099,115
Bunge Ltd.	27,892	2,204,305
Campbell Soup Co.	53,858	3,098,989
ConAgra Brands, Inc.	136,097	5,277,842

9
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Constellation Brands, Inc., Class A	54,132	9,339,935
Dr Pepper Snapple Group, Inc.	57,920	5,308,368
Flowers Foods, Inc.	56,925	1,116,299
General Mills, Inc.	183,700	10,564,587
Hormel Foods Corp.	81,188	2,848,075
Ingredion, Inc.	21,800	2,699,276
Kellogg Co.	79,931	5,675,101
Lamb Weston Holdings, Inc.	45,365	1,893,989
McCormick & Co., Inc. - Non Voting Shares	35,254	3,521,875
Mead Johnson Nutrition Co.	58,800	5,216,736
Molson Coors Brewing Co., Class B	58,272	5,587,702
Mondelez International, Inc., Class A	487,564	21,955,007
Monster Beverage Corp. *	137,700	6,248,826
PepsiCo, Inc.	430,385	48,754,013
Philip Morris International, Inc.	460,065	50,993,604
Pilgrim's Pride Corp.	15,000	389,400
Pinnacle Foods, Inc.	29,600	1,721,240
Post Holdings, Inc. *	9,200	774,548
Reynolds American, Inc.	228,392	14,731,284
Seaboard Corp.	105	444,571
Snyder's-Lance, Inc.	13,000	458,380
The Coca-Cola Co.	1,200,348	51,795,016
The Hain Celestial Group, Inc. *	20,400	754,596
The Hershey Co.	45,564	4,930,025
The JM Smucker Co.	36,901	4,676,095
The Kraft Heinz Co.	187,600	16,957,164
TreeHouse Foods, Inc. *	10,000	876,000
Tyson Foods, Inc., Class A	89,659	5,761,487
		351,037,097

Health Care Equipment & Services 5.3%
Abbott Laboratories	537,201	23,443,452
ABIOMED, Inc. *	12,100	1,576,872
Acadia Healthcare Co., Inc. *	10,000	435,800
Aetna, Inc.	110,234	14,889,306
Alere, Inc. *	12,700	624,459
Align Technology, Inc. *	23,400	3,150,108
AmerisourceBergen Corp.	54,220	4,448,751
Anthem, Inc.	81,423	14,484,337
athenahealth, Inc. *	12,000	1,176,120
Baxter International, Inc.	159,325	8,871,216
Becton, Dickinson & Co.	66,707	12,472,208
Boston Scientific Corp. *	429,507	11,330,395
C.R. Bard, Inc.	23,600	7,256,528
Cantel Medical Corp.	5,000	372,050
Cardinal Health, Inc.	104,710	7,600,899
Centene Corp. *	54,276	4,038,134
Cerner Corp. *	94,504	6,119,134
Cigna Corp.	78,854	12,330,400
Danaher Corp.	180,040	15,002,733
DaVita, Inc. *	53,450	3,688,584
DENTSPLY SIRONA, Inc.	76,190	4,818,256
DexCom, Inc. *	13,900	1,083,644
Edwards Lifesciences Corp. *	65,384	7,170,663
Envision Healthcare Corp. *	16,900	946,907
Express Scripts Holding Co. *	194,389	11,923,821
HCA Holdings, Inc. *	95,600	8,050,476
HealthSouth Corp.	13,500	633,150
Henry Schein, Inc. *	25,919	4,504,722
Hill-Rom Holdings, Inc.	17,300	1,308,572
Hologic, Inc. *	76,970	3,475,196
Humana, Inc.	46,391	10,297,874
IDEXX Laboratories, Inc. *	29,996	5,031,229
Intuitive Surgical, Inc. *	11,841	9,897,537
Laboratory Corp. of America Holdings *	30,368	4,256,075
Masimo Corp. *	7,000	719,180
Security	Number of Shares	Value ($)
McKesson Corp.	70,347	9,728,287
MEDNAX, Inc. *	28,208	1,702,635
Medtronic plc	405,722	33,711,441
Molina Healthcare, Inc. *	6,900	343,551
NuVasive, Inc. *	7,500	543,825
Patterson Cos., Inc.	22,600	1,005,474
Quest Diagnostics, Inc.	42,747	4,510,236
ResMed, Inc.	43,716	2,972,251
STERIS plc	18,000	1,328,400
Stryker Corp.	89,954	12,267,027
Teleflex, Inc.	13,846	2,864,599
The Cooper Cos., Inc.	14,400	2,884,752
UnitedHealth Group, Inc.	294,392	51,483,273
Universal Health Services, Inc., Class B	27,874	3,366,064
Varian Medical Systems, Inc. *	31,371	2,846,605
VCA, Inc. *	20,300	1,858,871
Veeva Systems, Inc., Class A *	15,000	804,300
WellCare Health Plans, Inc. *	14,100	2,163,081
West Pharmaceutical Services, Inc.	22,500	2,070,675
Zimmer Biomet Holdings, Inc.	57,012	6,821,486
		372,705,621

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	80,788	4,001,430
Colgate-Palmolive Co.	253,854	18,287,642
Coty, Inc., Class A	80,000	1,428,000
Edgewell Personal Care Co. *	19,900	1,422,651
Herbalife Ltd. *(b)	20,100	1,271,526
Kimberly-Clark Corp.	113,204	14,688,219
Spectrum Brands Holdings, Inc.	8,200	1,178,586
The Clorox Co.	40,425	5,404,418
The Estee Lauder Cos., Inc., Class A	75,068	6,541,426
The Procter & Gamble Co.	786,119	68,651,772
		122,875,670

Insurance 3.0%
Aflac, Inc.	127,713	9,563,149
Alleghany Corp. *	5,186	3,167,090
Allied World Assurance Co. Holdings AG	24,700	1,311,323
American Financial Group, Inc.	21,805	2,121,845
American International Group, Inc.	294,276	17,924,351
American National Insurance Co.	3,100	362,452
AmTrust Financial Services, Inc.	17,000	272,850
Aon plc	85,303	10,222,712
Arch Capital Group Ltd. *	37,000	3,587,890
Arthur J. Gallagher & Co.	61,120	3,411,107
Aspen Insurance Holdings Ltd.	9,000	471,150
Assurant, Inc.	19,192	1,847,038
Assured Guaranty Ltd.	41,600	1,586,208
Axis Capital Holdings Ltd.	27,862	1,836,106
Brown & Brown, Inc.	39,476	1,693,520
Chubb Ltd.	134,902	18,515,299
Cincinnati Financial Corp.	48,417	3,490,382
CNA Financial Corp.	9,150	414,129
CNO Financial Group, Inc.	26,000	547,820
Erie Indemnity Co., Class A	8,285	1,025,849
Everest Re Group Ltd.	12,720	3,201,751
First American Financial Corp.	16,600	720,606
FNF Group	88,169	3,610,521
Lincoln National Corp.	78,159	5,153,023
Loews Corp.	82,358	3,839,530
Markel Corp. *	4,447	4,311,811
Marsh & McLennan Cos., Inc.	138,820	10,290,727
MetLife, Inc.	339,644	17,596,956
Old Republic International Corp.	70,509	1,458,126
Primerica, Inc.	7,000	586,600

10
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Principal Financial Group, Inc.	88,009	5,732,026
Prudential Financial, Inc.	133,597	14,298,887
Reinsurance Group of America, Inc.	19,510	2,439,530
RenaissanceRe Holdings Ltd.	13,907	1,977,158
The Allstate Corp.	102,998	8,372,707
The Hanover Insurance Group, Inc.	5,000	441,350
The Hartford Financial Services Group, Inc.	124,095	6,001,234
The Progressive Corp.	181,542	7,210,848
The Travelers Cos., Inc.	90,547	11,015,948
Torchmark Corp.	33,597	2,577,226
Unum Group	78,214	3,623,655
Validus Holdings Ltd.	25,509	1,410,138
W. R. Berkley Corp.	32,225	2,190,655
White Mountains Insurance Group Ltd.	1,313	1,127,788
Willis Towers Watson plc	33,266	4,411,737
XL Group Ltd.	93,067	3,894,854
		210,867,662

Materials 3.2%
Air Products & Chemicals, Inc.	61,778	8,679,809
Albemarle Corp.	42,839	4,665,595
Alcoa Corp.	35,280	1,189,994
AptarGroup, Inc.	18,200	1,461,460
Ashland Global Holdings, Inc.	20,300	2,507,050
Avery Dennison Corp.	26,560	2,210,058
Axalta Coating Systems Ltd. *	46,600	1,461,842
Ball Corp.	48,876	3,758,076
Bemis Co., Inc.	28,149	1,264,735
Berry Global Group, Inc. *	36,100	1,805,000
Cabot Corp.	14,000	842,660
Celanese Corp., Series A	44,643	3,885,727
CF Industries Holdings, Inc.	44,560	1,191,534
Crown Holdings, Inc. *	47,376	2,657,320
E.I. du Pont de Nemours & Co.	273,217	21,789,056
Eagle Materials, Inc.	14,650	1,405,960
Eastman Chemical Co.	45,762	3,649,519
Ecolab, Inc.	83,128	10,730,993
FMC Corp.	43,504	3,185,798
Freeport-McMoRan, Inc. *	369,757	4,714,402
Graphic Packaging Holding Co.	104,500	1,419,110
Huntsman Corp.	40,000	990,800
International Flavors & Fragrances, Inc.	24,408	3,382,705
International Paper Co.	126,807	6,843,774
LyondellBasell Industries N.V., Class A	111,800	9,476,168
Martin Marietta Materials, Inc.	21,449	4,722,855
Monsanto Co.	136,534	15,921,230
NewMarket Corp.	2,800	1,317,960
Newmont Mining Corp.	162,928	5,508,596
Nucor Corp.	99,976	6,131,528
Olin Corp.	25,000	803,250
Packaging Corp. of America	29,030	2,867,583
Platform Specialty Products Corp. *	50,000	708,500
PPG Industries, Inc.	81,712	8,975,246
Praxair, Inc.	89,328	11,164,213
Reliance Steel & Aluminum Co.	19,922	1,570,252
Royal Gold, Inc.	10,000	706,800
RPM International, Inc.	44,600	2,344,176
Sealed Air Corp.	58,102	2,557,650
Sensient Technologies Corp.	13,500	1,104,300
Silgan Holdings, Inc.	10,000	606,200
Sonoco Products Co.	33,970	1,776,971
Steel Dynamics, Inc.	74,400	2,688,816
The Chemours Co.	28,000	1,128,120
The Dow Chemical Co.	350,256	21,996,077
The Mosaic Co.	81,995	2,208,125
The Scotts Miracle-Gro Co.	14,668	1,416,929
Security	Number of Shares	Value ($)
The Sherwin-Williams Co.	23,890	7,995,505
The Valspar Corp.	16,846	1,894,164
United States Steel Corp.	30,000	669,600
Vulcan Materials Co.	40,825	4,934,926
W.R. Grace & Co.	21,500	1,498,980
Westlake Chemical Corp.	14,000	871,500
WestRock Co.	77,542	4,153,150
		225,412,347

Media 3.2%
CBS Corp., Class B - Non Voting Shares	129,005	8,586,573
Charter Communications, Inc., Class A *	64,520	22,269,723
Cinemark Holdings, Inc.	34,600	1,494,720
Comcast Corp., Class A	1,415,446	55,471,329
Discovery Communications, Inc., Class A *	27,200	782,816
Discovery Communications, Inc., Class C *	34,700	970,906
DISH Network Corp., Class A *	67,372	4,341,452
Liberty Broadband Corp., Class C *	20,700	1,887,012
Liberty Global plc, Class A *	79,241	2,806,716
Liberty Global plc, Series C *	219,372	7,592,465
Liberty Media Corp. - Liberty SiriusXM, Class A *	30,446	1,159,993
Liberty Media Corp. - Liberty SiriusXM, Class C *	62,700	2,381,973
Live Nation Entertainment, Inc. *	45,500	1,463,280
News Corp., Class A	118,782	1,510,907
Omnicom Group, Inc.	73,888	6,067,682
Scripps Networks Interactive, Inc., Class A	30,900	2,308,848
Sirius XM Holdings, Inc. (b)	688,800	3,409,560
TEGNA, Inc.	73,854	1,881,800
The Interpublic Group of Cos., Inc.	127,164	2,997,255
The Madison Square Garden Co., Class A *	6,933	1,398,871
The Walt Disney Co.	445,260	51,472,056
Time Warner, Inc.	237,680	23,594,494
Twenty-First Century Fox, Inc., Class A	353,928	10,808,961
Twenty-First Century Fox, Inc., Class B	109,000	3,254,740
Viacom, Inc., Class B	106,546	4,534,598
		224,448,730

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	494,626	32,615,638
ACADIA Pharmaceuticals, Inc. *	14,000	480,620
Agilent Technologies, Inc.	99,131	5,457,162
Alexion Pharmaceuticals, Inc. *	70,304	8,983,445
Alkermes plc *	44,700	2,603,775
Allergan plc	99,677	24,307,233
Alnylam Pharmaceuticals, Inc. *	10,000	536,000
Amgen, Inc.	228,102	37,253,619
Bio-Rad Laboratories, Inc., Class A *	6,900	1,505,994
Bio-Techne Corp.	12,563	1,345,246
Biogen, Inc. *	68,855	18,674,165
BioMarin Pharmaceutical, Inc. *	49,600	4,753,664
Bristol-Myers Squibb Co.	506,839	28,408,326
Bruker Corp.	33,900	826,821
Catalent, Inc. *	29,900	875,472
Celgene Corp. *	242,540	30,087,087
Charles River Laboratories International, Inc. *	14,400	1,291,680
Eli Lilly & Co.	300,371	24,648,444
Exelixis, Inc. *	35,000	784,000
Gilead Sciences, Inc.	415,344	28,471,831
Illumina, Inc. *	45,900	8,485,074
Incyte Corp. *	51,800	6,437,704
Ionis Pharmaceuticals, Inc. *	16,300	785,497
Jazz Pharmaceuticals plc *	19,200	3,058,176

11
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Johnson & Johnson	829,387	102,404,413
Mallinckrodt plc *	15,320	718,814
Merck & Co., Inc.	832,218	51,872,148
Mettler-Toledo International, Inc. *	8,800	4,518,096
Mylan N.V. *	117,600	4,392,360
Neurocrine Biosciences, Inc. *	24,300	1,297,620
PerkinElmer, Inc.	32,300	1,918,943
Perrigo Co., plc	27,400	2,025,956
Pfizer, Inc.	1,827,351	61,983,746
PRA Health Sciences, Inc. *	6,800	434,928
Quintiles IMS Holdings, Inc. *	38,946	3,282,369
Regeneron Pharmaceuticals, Inc. *	24,400	9,479,156
Seattle Genetics, Inc. *	33,600	2,294,880
TESARO, Inc. *	6,000	885,540
Thermo Fisher Scientific, Inc.	123,798	20,467,523
United Therapeutics Corp. *	14,100	1,772,370
Vertex Pharmaceuticals, Inc. *	77,612	9,181,500
Waters Corp. *	25,000	4,247,250
Zoetis, Inc.	154,700	8,680,217
		564,534,502

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	24,500	2,756,495
American Campus Communities, Inc.	44,400	2,104,116
American Homes 4 Rent, Class A	67,200	1,548,960
American Tower Corp.	133,189	16,773,823
Apartment Investment & Management Co., Class A	49,418	2,161,543
Apple Hospitality REIT, Inc.	46,300	867,199
AvalonBay Communities, Inc.	41,849	7,944,614
Boston Properties, Inc.	47,905	6,064,773
Brixmor Property Group, Inc.	73,700	1,455,575
Camden Property Trust	26,864	2,211,713
CBRE Group, Inc., Class A *	104,537	3,743,470
Colony NorthStar, Inc., Class A	135,000	1,764,450
CoreCivic, Inc.	70,000	2,411,500
Cousins Properties, Inc.	60,000	509,400
Crown Castle International Corp.	114,627	10,843,714
CubeSmart	50,100	1,269,534
CyrusOne, Inc.	10,000	546,400
DCT Industrial Trust, Inc.	27,600	1,395,456
DDR Corp.	91,800	992,358
Digital Realty Trust, Inc.	51,100	5,868,324
Douglas Emmett, Inc.	47,600	1,793,092
Duke Realty Corp.	104,537	2,898,811
DuPont Fabros Technology, Inc.	17,000	876,350
EPR Properties	17,000	1,236,070
Equinix, Inc.	23,262	9,716,537
Equity Commonwealth *	40,300	1,289,197
Equity LifeStyle Properties, Inc.	23,400	1,893,294
Equity Residential	111,372	7,192,404
Essex Property Trust, Inc.	20,929	5,116,513
Extra Space Storage, Inc.	40,600	3,066,518
Federal Realty Investment Trust	21,596	2,826,701
First Industrial Realty Trust, Inc.	15,000	422,100
Forest City Realty Trust, Inc., Class A	61,800	1,396,680
Gaming & Leisure Properties, Inc.	45,000	1,566,000
GGP, Inc.	187,700	4,056,197
Gramercy Property Trust	41,433	1,151,423
HCP, Inc.	144,480	4,529,448
Healthcare Realty Trust, Inc.	28,600	938,080
Healthcare Trust of America, Inc., Class A	36,800	1,173,552
Highwoods Properties, Inc.	31,600	1,607,808
Hospitality Properties Trust	52,081	1,657,738
Host Hotels & Resorts, Inc.	240,139	4,310,495
Hudson Pacific Properties, Inc.	44,412	1,525,996
Iron Mountain, Inc.	77,466	2,692,718
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	18,800	2,159,368
Kilroy Realty Corp.	27,700	1,953,681
Kimco Realty Corp.	126,531	2,567,314
Lamar Advertising Co., Class A	26,170	1,886,072
LaSalle Hotel Properties	19,000	542,640
Liberty Property Trust	46,304	1,878,553
Life Storage, Inc.	10,000	783,900
Medical Properties Trust, Inc.	60,000	784,200
Mid-America Apartment Communities, Inc.	35,970	3,568,584
National Retail Properties, Inc.	43,000	1,815,460
Omega Healthcare Investors, Inc.	71,900	2,372,700
Outfront Media, Inc.	50,000	1,308,000
Paramount Group, Inc.	48,500	795,400
Park Hotels & Resorts, Inc.	18,047	463,267
Prologis, Inc.	162,080	8,818,773
Public Storage	46,709	9,779,930
Rayonier, Inc.	18,000	507,960
Realogy Holdings Corp.	75,200	2,297,360
Realty Income Corp.	86,400	5,041,440
Regency Centers Corp.	44,442	2,807,846
Retail Properties of America, Inc., Class A	35,000	466,900
Ryman Hospitality Properties, Inc.	8,000	510,240
SBA Communications Corp. *	38,300	4,844,567
Senior Housing Properties Trust	72,168	1,553,055
Simon Property Group, Inc.	97,150	16,055,009
SL Green Realty Corp.	31,851	3,342,126
Spirit Realty Capital, Inc.	146,700	1,381,914
STORE Capital Corp.	39,500	947,605
Sun Communities, Inc.	23,200	1,939,752
Sunstone Hotel Investors, Inc.	35,000	521,150
Tanger Factory Outlet Centers, Inc.	30,900	963,771
Taubman Centers, Inc.	19,800	1,238,490
The Howard Hughes Corp. *	11,500	1,415,765
The Macerich Co.	40,745	2,543,710
UDR, Inc.	85,262	3,183,683
Uniti Group, Inc. *	56,900	1,562,474
Ventas, Inc.	107,029	6,850,926
VEREIT, Inc.	208,200	1,742,634
Vornado Realty Trust	54,334	5,229,104
Weingarten Realty Investors	43,602	1,428,838
Welltower, Inc.	111,421	7,959,916
Weyerhaeuser Co.	243,126	8,234,678
WP Carey, Inc.	20,000	1,252,000
		265,467,894

Retailing 5.2%
Advance Auto Parts, Inc.	22,622	3,215,491
Amazon.com, Inc. *	119,541	110,574,229
AutoNation, Inc. *	10,166	426,972
AutoZone, Inc. *	9,033	6,252,552
Bed Bath & Beyond, Inc.	51,220	1,984,775
Best Buy Co., Inc.	85,826	4,446,645
Burlington Stores, Inc. *	10,100	999,092
CarMax, Inc. *	61,400	3,591,900
CST Brands, Inc.	11,500	555,335
Dick's Sporting Goods, Inc.	26,700	1,349,685
Dollar General Corp.	83,200	6,049,472
Dollar Tree, Inc. *	71,418	5,911,268
Expedia, Inc.	36,404	4,867,943
Foot Locker, Inc.	40,809	3,156,168
Genuine Parts Co.	45,830	4,217,277
Kohl's Corp.	56,465	2,203,829
L Brands, Inc.	78,823	4,162,643
Liberty Interactive Corp., QVC Group, Class A *	66,208	1,402,285
Liberty Ventures, Series A *	26,808	1,443,611

12
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LKQ Corp. *	99,600	3,111,504
Lowe's Cos., Inc.	273,436	23,209,248
Macy's, Inc.	93,676	2,737,213
Netflix, Inc. *	134,800	20,516,560
Nordstrom, Inc.	41,600	2,008,032
O'Reilly Automotive, Inc. *	27,466	6,815,688
Penske Automotive Group, Inc.	15,300	729,963
Pool Corp.	6,000	717,720
Ross Stores, Inc.	122,524	7,964,060
Signet Jewelers Ltd.	24,300	1,599,912
Staples, Inc.	197,970	1,934,167
Target Corp.	180,562	10,084,388
The Gap, Inc.	72,255	1,893,081
The Home Depot, Inc.	372,035	58,074,663
The Priceline Group, Inc. *	15,246	28,156,618
The TJX Cos., Inc.	202,290	15,908,085
Tiffany & Co.	33,573	3,076,965
Tractor Supply Co.	41,400	2,563,074
TripAdvisor, Inc. *	15,200	684,152
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	5,600,656
Williams-Sonoma, Inc.	25,300	1,367,465
		365,564,386

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	150,000	1,995,000
Analog Devices, Inc.	113,653	8,660,359
Applied Materials, Inc.	354,889	14,412,042
Broadcom Ltd.	122,770	27,108,844
Cavium, Inc. *	15,000	1,032,750
Cirrus Logic, Inc. *	10,000	643,500
Cypress Semiconductor Corp.	105,500	1,478,055
Integrated Device Technology, Inc. *	47,100	1,129,929
Intel Corp.	1,463,480	52,904,802
KLA-Tencor Corp.	47,638	4,679,004
Lam Research Corp.	48,319	6,999,007
Marvell Technology Group Ltd.	114,162	1,714,713
Maxim Integrated Products, Inc.	93,500	4,128,025
Microchip Technology, Inc.	68,648	5,188,416
Micron Technology, Inc. *	333,400	9,225,178
Microsemi Corp. *	35,700	1,675,758
MKS Instruments, Inc.	8,000	626,000
NVIDIA Corp.	167,999	17,522,296
ON Semiconductor Corp. *	126,800	1,798,024
Qorvo, Inc. *	20,000	1,360,600
QUALCOMM, Inc.	468,578	25,181,382
Skyworks Solutions, Inc.	59,900	5,974,426
Teradyne, Inc.	62,600	2,207,902
Texas Instruments, Inc.	314,775	24,923,884
Xilinx, Inc.	78,605	4,960,762
		227,530,658

Software & Services 12.9%
Accenture plc, Class A	195,400	23,702,020
Activision Blizzard, Inc.	187,838	9,814,535
Adobe Systems, Inc. *	155,313	20,771,561
Akamai Technologies, Inc. *	55,509	3,382,718
Alliance Data Systems Corp.	17,871	4,461,138
Alphabet, Inc., Class A *	89,288	82,548,542
Alphabet, Inc., Class C *	88,332	80,025,259
Amdocs Ltd.	46,200	2,829,288
ANSYS, Inc. *	27,400	3,018,384
Aspen Technology, Inc. *	24,400	1,500,356
Autodesk, Inc. *	69,872	6,293,371
Automatic Data Processing, Inc.	143,151	14,957,848
Booz Allen Hamilton Holding Corp.	38,600	1,386,898
Broadridge Financial Solutions, Inc.	36,400	2,545,816
Security	Number of Shares	Value ($)
CA, Inc.	88,681	2,911,397
Cadence Design Systems, Inc. *	92,587	3,015,559
CDK Global, Inc.	51,400	3,341,514
Citrix Systems, Inc. *	48,200	3,901,308
Cognizant Technology Solutions Corp., Class A *	191,832	11,554,041
CoStar Group, Inc. *	10,600	2,553,434
CSRA, Inc.	42,331	1,230,985
DST Systems, Inc.	10,980	1,351,748
DXC Technology Co. *	88,604	6,675,425
eBay, Inc. *	336,070	11,228,099
Electronic Arts, Inc. *	98,381	9,328,486
Euronet Worldwide, Inc. *	7,400	611,388
Facebook, Inc., Class A *	715,100	107,443,775
Fair Isaac Corp.	9,300	1,259,964
Fidelity National Information Services, Inc.	94,108	7,922,953
First Data Corp., Class A *	25,000	390,500
Fiserv, Inc. *	70,978	8,456,319
FleetCor Technologies, Inc. *	33,100	4,671,734
Fortinet, Inc. *	44,600	1,739,400
Gartner, Inc. *	26,400	3,011,976
Genpact Ltd.	44,550	1,087,911
Global Payments, Inc.	47,099	3,850,814
Guidewire Software, Inc. *	11,100	682,539
IAC/InterActiveCorp *	25,730	2,135,847
International Business Machines Corp.	265,740	42,595,465
Intuit, Inc.	82,344	10,310,292
j2 Global, Inc.	5,800	523,392
Jack Henry & Associates, Inc.	24,200	2,345,464
Leidos Holdings, Inc.	30,000	1,579,800
Manhattan Associates, Inc. *	15,200	709,688
MasterCard, Inc., Class A	291,210	33,873,547
MAXIMUS, Inc.	10,000	609,900
Microsoft Corp.	2,360,038	161,568,201
Nuance Communications, Inc. *	50,000	894,500
Oracle Corp.	926,410	41,651,394
Paychex, Inc.	102,528	6,077,860
PayPal Holdings, Inc. *	348,370	16,624,216
Proofpoint, Inc. *	6,500	489,905
PTC, Inc. *	39,700	2,145,785
Red Hat, Inc. *	57,283	5,045,487
Sabre Corp.	26,300	615,683
salesforce.com, Inc. *	199,040	17,141,325
Science Applications International Corp.	6,500	474,435
ServiceNow, Inc. *	45,800	4,327,184
Splunk, Inc. *	23,800	1,530,578
SS&C Technologies Holdings, Inc.	49,000	1,800,260
Symantec Corp.	196,689	6,221,273
Synopsys, Inc. *	48,700	3,589,190
Take-Two Interactive Software, Inc. *	25,200	1,583,820
Teradata Corp. *	35,844	1,045,928
The Ultimate Software Group, Inc. *	8,900	1,803,763
The Western Union Co.	163,440	3,245,918
Total System Services, Inc.	55,100	3,157,781
Twitter, Inc. *	145,700	2,401,136
Tyler Technologies, Inc. *	9,300	1,521,387
Vantiv, Inc., Class A *	51,300	3,182,652
VeriSign, Inc. *	29,605	2,632,477
Visa, Inc., Class A	573,400	52,305,548
VMware, Inc., Class A *(b)	24,100	2,268,292
WEX, Inc. *	13,100	1,329,126
Workday, Inc., Class A *	20,700	1,809,180
Yahoo! Inc. *	274,179	13,218,170
Zillow Group, Inc., Class C *	16,000	624,000
		912,468,852

13
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	92,240	6,669,874
Apple, Inc.	1,599,974	229,836,265
Arista Networks, Inc. *	10,800	1,508,112
ARRIS International plc *	55,100	1,432,049
Arrow Electronics, Inc. *	28,800	2,030,400
Avnet, Inc.	42,546	1,646,105
Brocade Communications Systems, Inc.	127,300	1,600,161
CDW Corp.	42,900	2,534,961
Ciena Corp. *	16,000	366,560
Cisco Systems, Inc.	1,554,615	52,965,733
Cognex Corp.	26,700	2,278,578
Coherent, Inc. *	5,500	1,185,800
CommScope Holding Co., Inc. *	49,700	2,089,388
Corning, Inc.	307,163	8,861,652
F5 Networks, Inc. *	23,200	2,995,816
FLIR Systems, Inc.	38,200	1,403,086
Harris Corp.	38,807	4,342,115
Hewlett Packard Enterprise Co.	538,668	10,035,385
HP, Inc.	541,668	10,194,192
IPG Photonics Corp. *	12,900	1,629,528
Jabil Circuit, Inc.	62,300	1,807,946
Juniper Networks, Inc.	110,994	3,337,590
Keysight Technologies, Inc. *	39,100	1,463,513
Littelfuse, Inc.	3,500	539,525
Motorola Solutions, Inc.	49,912	4,290,935
National Instruments Corp.	31,200	1,089,192
NCR Corp. *	38,744	1,598,190
NetApp, Inc.	88,200	3,514,770
Palo Alto Networks, Inc. *	22,300	2,417,543
Seagate Technology plc	92,137	3,881,732
SYNNEX Corp.	9,300	1,008,399
TE Connectivity Ltd.	103,400	8,000,058
Trimble, Inc. *	59,000	2,090,370
ViaSat, Inc. *	13,600	870,808
Western Digital Corp.	86,893	7,739,559
Xerox Corp.	293,045	2,106,994
Zebra Technologies Corp., Class A *	11,500	1,084,105
		392,446,989

Telecommunication Services 2.1%
AT&T, Inc.	1,882,041	74,585,285
CenturyLink, Inc.	133,111	3,416,959
Level 3 Communications, Inc. *	91,920	5,585,059
Sprint Corp. *	200,000	1,806,000
T-Mobile US, Inc. *	90,900	6,114,843
Verizon Communications, Inc.	1,253,257	57,537,029
Zayo Group Holdings, Inc. *	30,900	1,083,663
		150,128,838

Transportation 2.1%
Alaska Air Group, Inc.	38,800	3,301,492
AMERCO	2,000	748,920
American Airlines Group, Inc.	151,900	6,473,978
Avis Budget Group, Inc. *	34,800	1,061,400
C.H. Robinson Worldwide, Inc.	43,348	3,151,400
CSX Corp.	294,626	14,978,786
Delta Air Lines, Inc.	244,400	11,105,536
Expeditors International of Washington, Inc.	59,698	3,348,461
FedEx Corp.	79,528	15,086,462
Genesee & Wyoming, Inc., Class A *	10,900	738,584
JB Hunt Transport Services, Inc.	26,491	2,375,183
JetBlue Airways Corp. *	75,900	1,656,897
Kansas City Southern	33,100	2,981,317
Security	Number of Shares	Value ($)
Kirby Corp. *	8,900	628,340
Macquarie Infrastructure Corp.	23,100	1,879,647
Norfolk Southern Corp.	93,086	10,936,674
Old Dominion Freight Line, Inc.	19,400	1,717,288
Ryder System, Inc.	16,964	1,152,025
Southwest Airlines Co.	201,388	11,322,033
Spirit Airlines, Inc. *	9,000	515,430
Union Pacific Corp.	250,724	28,071,059
United Continental Holdings, Inc. *	94,182	6,612,518
United Parcel Service, Inc., Class B	198,835	21,366,809
XPO Logistics, Inc. *	10,000	493,900
		151,704,139

Utilities 3.2%
AES Corp.	196,502	2,222,438
Alliant Energy Corp.	74,800	2,941,136
Ameren Corp.	78,585	4,297,814
American Electric Power Co., Inc.	153,071	10,382,806
American Water Works Co., Inc.	54,500	4,346,920
Aqua America, Inc.	58,917	1,949,564
Atmos Energy Corp.	30,718	2,488,772
Black Hills Corp.	8,000	544,160
Calpine Corp. *	50,000	510,000
CenterPoint Energy, Inc.	133,911	3,820,481
CMS Energy Corp.	85,733	3,892,278
Consolidated Edison, Inc.	89,906	7,127,748
Dominion Resources, Inc.	200,608	15,533,077
DTE Energy Co.	55,897	5,846,267
Duke Energy Corp.	213,295	17,596,837
Edison International	99,454	7,953,336
Entergy Corp.	57,362	4,374,426
Eversource Energy	101,312	6,017,933
Exelon Corp.	284,519	9,852,893
FirstEnergy Corp.	127,391	3,814,087
Great Plains Energy, Inc.	52,000	1,538,680
Hawaiian Electric Industries, Inc.	16,000	536,320
IDACORP, Inc.	19,800	1,673,496
MDU Resources Group, Inc.	64,217	1,727,437
National Fuel Gas Co.	28,047	1,553,243
NextEra Energy, Inc.	145,308	19,407,336
NiSource, Inc.	95,880	2,325,090
NRG Energy, Inc.	98,800	1,669,720
OGE Energy Corp.	66,760	2,321,913
ONE Gas, Inc.	16,000	1,101,280
PG&E Corp.	158,237	10,609,791
Pinnacle West Capital Corp.	32,687	2,781,337
Portland General Electric Co.	27,200	1,233,248
PPL Corp.	211,761	8,070,212
Public Service Enterprise Group, Inc.	156,372	6,888,187
SCANA Corp.	44,531	2,952,851
Sempra Energy	82,678	9,344,268
Southwest Gas Holdings, Inc.	14,200	1,189,392
The Southern Co.	294,618	14,671,976
UGI Corp.	50,172	2,516,627
Vectren Corp.	22,800	1,354,776
WEC Energy Group, Inc.	96,477	5,838,788
Westar Energy, Inc.	25,500	1,326,765
WGL Holdings, Inc.	13,000	1,071,980
Xcel Energy, Inc.	160,409	7,226,425
		226,444,111
Total Common Stock
(Cost $1,866,080,327)		6,998,645,975

14
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 1.3% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (c)	82,722,242	82,722,242

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	12,969,250	12,969,250
Total Other Investment Companies
(Cost $95,691,492)		95,691,492

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,943,196,641 and the unrealized appreciation and depreciation were $5,166,531,224 and ($15,390,398), respectively, with a net unrealized appreciation of $5,151,140,826.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $12,507,336.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	780	92,839,500	567,225
15
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,165,609,297	3,153,187,296
0.0%	Rights	442,190	739,496
2.6%	Other Investment Company	83,253,815	83,253,815
1.2%	Short-Term Investments	35,939,495	35,939,495
103.2%	Total Investments	2,285,244,797	3,273,120,102
(3.2%)	Other Assets and Liabilities, Net		(100,958,486)
100.0%	Net Assets		3,172,161,616

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	136,050	2,393,119
Cooper Tire & Rubber Co.	89,799	3,439,302
Cooper-Standard Holding, Inc. *	24,000	2,713,680
Dana, Inc.	246,029	4,777,883
Dorman Products, Inc. *	44,900	3,733,435
Fox Factory Holding Corp. *	41,200	1,238,060
Gentherm, Inc. *	57,700	2,143,555
Horizon Global Corp. *	35,700	503,013
LCI Industries	39,300	3,975,195
Modine Manufacturing Co. *	90,700	1,097,470
Motorcar Parts of America, Inc. *	31,200	945,984
Standard Motor Products, Inc.	35,200	1,789,216
Stoneridge, Inc. *	42,600	835,386
Strattec Security Corp.	5,100	163,965
Superior Industries International, Inc.	37,500	815,625
Tenneco, Inc.	88,328	5,567,314
Tower International, Inc.	32,900	891,590
Unique Fabricating, Inc.	10,200	118,422
Winnebago Industries, Inc.	43,600	1,251,320
Workhorse Group, Inc. *(a)	18,500	37,740
		38,431,274

Banks 13.5%
1st Source Corp.	26,203	1,265,867
Access National Corp.	23,724	672,101
ACNB Corp.	8,600	266,170
Allegiance Bancshares, Inc. *	22,100	863,005
American National Bankshares, Inc.	10,700	410,880
Ameris Bancorp	61,200	2,882,520
Ames National Corp.	15,500	478,950
Arrow Financial Corp.	19,794	677,945
Astoria Financial Corp.	153,200	3,123,748
Atlantic Capital Bancshares, Inc. *	26,200	513,520
Banc of California, Inc. (a)	82,800	1,796,760
BancFirst Corp.	12,316	1,182,952
Banco Latinoamericano de Comercio Exterior, S.A., Class E	50,257	1,441,371
BancorpSouth, Inc.	138,600	4,220,370
Bank Mutual Corp.	71,800	660,560
Bank of Marin Bancorp	9,100	574,665
Bank of the Ozarks, Inc.	149,268	7,085,752
Security	Number of Shares	Value ($)
BankFinancial Corp.	28,200	416,796
Bankwell Financial Group, Inc.	7,700	278,278
Banner Corp.	47,757	2,636,186
Bar Harbor Bankshares	24,957	768,426
Bear State Financial, Inc.	31,000	290,780
Beneficial Bancorp, Inc.	113,011	1,808,176
Berkshire Hills Bancorp, Inc.	57,900	2,171,250
Blue Hills Bancorp, Inc.	43,900	794,590
BNC Bancorp	67,987	2,274,165
BofI Holding, Inc. *(a)	95,880	2,290,573
Boston Private Financial Holdings, Inc.	127,100	1,982,760
Bridge Bancorp, Inc.	31,400	1,138,250
Brookline Bancorp, Inc.	115,522	1,680,845
Bryn Mawr Bank Corp.	27,200	1,166,880
BSB Bancorp, Inc. *	8,867	258,473
C&F Financial Corp.	4,700	235,000
Camden National Corp.	25,550	1,092,263
Capital Bank Financial Corp., Class A	38,219	1,586,088
Capital City Bank Group, Inc.	15,300	315,333
Capitol Federal Financial, Inc.	218,857	3,201,878
Carolina Financial Corp.	21,200	654,232
Cascade Bancorp *	55,003	411,422
Cathay General Bancorp	119,726	4,555,574
CenterState Banks, Inc.	76,400	1,927,572
Central Pacific Financial Corp.	49,100	1,535,848
Central Valley Community Bancorp	13,500	306,585
Century Bancorp, Inc., Class A	4,700	296,335
Charter Financial Corp.	24,859	456,163
Chemical Financial Corp.	110,063	5,222,489
Chemung Financial Corp.	4,500	170,955
Citizens & Northern Corp.	20,300	471,975
City Holding Co.	27,800	1,976,302
Clifton Bancorp, Inc.	38,861	648,979
CNB Financial Corp.	20,700	494,523
CoBiz Financial, Inc.	60,600	995,658
Codorus Valley Bancorp, Inc.	10,920	316,571
Columbia Banking System, Inc.	97,400	3,848,274
Community Bank System, Inc.	71,522	4,001,656
Community Trust Bancorp, Inc.	25,180	1,131,841
ConnectOne Bancorp, Inc.	46,340	1,028,748
County Bancorp, Inc.	7,500	205,875
CU Bancorp *	30,200	1,125,705
Customers Bancorp, Inc. *	45,950	1,421,234
CVB Financial Corp.	162,619	3,502,813
Dime Community Bancshares, Inc.	50,600	984,170
Eagle Bancorp, Inc. *	52,980	3,173,502
Enterprise Bancorp, Inc.	14,531	508,730
Enterprise Financial Services Corp.	39,000	1,647,750
Equity Bancshares, Inc., Class A *	11,000	347,270
ESSA Bancorp, Inc.	12,500	189,125
Essent Group Ltd. *	122,700	4,541,127
EverBank Financial Corp.	176,600	3,443,700
F.N.B. Corp.	518,499	7,383,426
Farmers Capital Bank Corp.	13,815	573,323
Farmers National Banc Corp.	50,500	722,150
FB Financial Corp. *	11,300	409,512
FCB Financial Holdings, Inc., Class A *	47,169	2,228,735
Federal Agricultural Mortgage Corp., Class C	13,200	753,060

16
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fidelity Southern Corp.	34,748	782,525
Financial Institutions, Inc.	22,900	767,150
First Bancorp (North Carolina)	40,300	1,210,612
First BanCorp (Puerto Rico) *	221,700	1,303,596
First Bancorp, Inc.	18,296	493,443
First Busey Corp.	51,000	1,527,450
First Business Financial Services, Inc.	11,600	308,212
First Citizens BancShares, Inc., Class A	12,941	4,504,244
First Commonwealth Financial Corp.	144,929	1,871,033
First Community Bancshares, Inc.	24,600	650,916
First Community Financial Partners, Inc. *	20,900	272,745
First Connecticut Bancorp, Inc.	23,900	638,130
First Defiance Financial Corp.	16,300	874,332
First Financial Bancorp	105,289	2,911,241
First Financial Bankshares, Inc.	103,762	4,145,292
First Financial Corp.	17,700	863,760
First Financial Northwest, Inc.	10,300	161,504
First Foundation, Inc. *	39,400	618,580
First Internet Bancorp	7,900	233,445
First Interstate BancSystem, Inc., Class A	32,833	1,239,446
First Merchants Corp.	65,000	2,689,700
First Mid-Illinois Bancshares, Inc.	13,700	446,757
First Midwest Bancorp, Inc.	152,863	3,471,519
First NBC Bank Holding Co. *(a)	21,900	58,035
First Northwest Bancorp *	15,400	253,484
Flagstar Bancorp, Inc. *	33,700	985,388
Flushing Financial Corp.	47,500	1,400,300
Franklin Financial Network, Inc. *	18,464	748,715
Fulton Financial Corp.	293,549	5,415,979
German American Bancorp, Inc.	35,700	1,173,816
Glacier Bancorp, Inc.	122,111	4,124,910
Great Southern Bancorp, Inc.	16,300	817,445
Great Western Bancorp, Inc.	96,517	3,976,500
Green Bancorp, Inc. *	29,200	525,600
Guaranty Bancorp	27,920	702,188
Hancock Holding Co.	138,326	6,459,824
Hanmi Financial Corp.	51,600	1,498,980
HarborOne Bancorp, Inc. *	25,100	522,582
Heartland Financial USA, Inc.	37,000	1,776,000
Heritage Commerce Corp.	39,500	564,060
Heritage Financial Corp.	45,545	1,202,388
Hilltop Holdings, Inc.	122,313	3,401,525
Hingham Institution for Savings	2,496	448,007
Home Bancorp, Inc.	7,300	271,122
Home BancShares, Inc.	199,460	5,076,257
HomeStreet, Inc. *	38,622	1,004,172
HomeTrust Bancshares, Inc. *	29,400	735,000
Hope Bancorp, Inc.	209,179	3,830,067
Horizon Bancorp	29,850	805,652
IBERIABANK Corp.	83,375	6,615,806
Impac Mortgage Holdings, Inc. *	12,642	180,781
Independent Bank Corp., Massachusetts	43,800	2,772,540
Independent Bank Corp., Michigan	33,600	749,280
Independent Bank Group, Inc.	20,700	1,245,105
International Bancshares Corp.	90,360	3,379,464
Investors Bancorp, Inc.	487,314	6,749,299
Kearny Financial Corp.	144,832	2,114,547
Lakeland Bancorp, Inc.	65,597	1,275,862
Lakeland Financial Corp.	39,000	1,780,740
LCNB Corp.	12,200	270,230
LegacyTexas Financial Group, Inc.	71,900	2,718,539
LendingTree, Inc. *	10,000	1,409,000
Live Oak Bancshares, Inc.	30,100	726,915
Macatawa Bank Corp.	39,500	378,015
MainSource Financial Group, Inc.	38,144	1,304,525
MB Financial, Inc.	125,687	5,342,954
MBT Financial Corp.	27,100	303,520
Mercantile Bank Corp.	25,300	850,839
Security	Number of Shares	Value ($)
Merchants Bancshares, Inc.	9,946	495,311
Meridian Bancorp, Inc.	85,044	1,492,522
Meta Financial Group, Inc.	13,400	1,137,660
MGIC Investment Corp. *	565,545	5,960,844
Midland States Bancorp, Inc.	5,700	196,650
MidWestOne Financial Group, Inc.	11,300	392,110
MutualFirst Financial, Inc.	8,100	266,895
National Bank Holdings Corp., Class A	41,100	1,297,527
National Bankshares, Inc.	9,300	391,065
National Commerce Corp. *	15,032	581,738
Nationstar Mortgage Holdings, Inc. *	55,597	895,668
NBT Bancorp, Inc.	66,723	2,547,484
Nicolet Bankshares, Inc. *	10,000	493,000
NMI Holdings, Inc., Class A *	90,100	1,045,160
Northfield Bancorp, Inc.	76,986	1,415,003
Northrim BanCorp, Inc.	10,000	320,000
Northwest Bancshares, Inc.	159,109	2,568,019
OceanFirst Financial Corp.	41,500	1,147,475
Ocwen Financial Corp. *	157,909	361,612
OFG Bancorp	80,900	946,530
Old Line Bancshares, Inc.	12,300	341,448
Old National Bancorp	212,609	3,571,831
Old Second Bancorp, Inc.	41,624	499,488
Opus Bank	34,942	787,942
Oritani Financial Corp.	59,950	1,016,153
Orrstown Financial Services, Inc.	11,100	238,095
Pacific Continental Corp.	32,400	810,000
Pacific Mercantile Bancorp *	21,300	165,075
Pacific Premier Bancorp, Inc. *	58,253	2,129,147
Park National Corp.	22,753	2,398,849
Park Sterling Corp.	85,000	1,045,500
Peapack-Gladstone Financial Corp.	27,300	875,238
Penns Woods Bancorp, Inc.	7,100	296,070
PennyMac Financial Services, Inc., Class A *	18,200	300,300
People's Utah Bancorp	24,800	654,720
Peoples Bancorp, Inc.	28,000	937,440
Peoples Financial Services Corp.	11,100	498,834
PHH Corp. *	97,563	1,258,563
Pinnacle Financial Partners, Inc.	76,820	4,916,480
Preferred Bank	19,800	1,049,202
Premier Financial Bancorp, Inc.	13,310	285,233
PrivateBancorp, Inc.	130,076	7,514,491
Prosperity Bancshares, Inc.	110,595	7,431,984
Provident Bancorp, Inc. *	8,700	185,310
Provident Financial Holdings, Inc.	7,600	146,148
Provident Financial Services, Inc.	100,451	2,580,586
QCR Holdings, Inc.	17,862	814,507
Radian Group, Inc.	358,640	6,053,843
Renasant Corp.	73,266	3,106,478
Republic Bancorp, Inc., Class A	16,100	579,278
Republic First Bancorp, Inc. *	79,100	680,260
S&T Bancorp, Inc.	60,681	2,182,089
Sandy Spring Bancorp, Inc.	37,500	1,621,875
Seacoast Banking Corp. of Florida *	56,520	1,367,784
ServisFirst Bancshares, Inc.	77,480	2,928,744
Shore Bancshares, Inc.	18,700	310,233
SI Financial Group, Inc.	13,600	203,320
Sierra Bancorp	21,200	531,484
Simmons First National Corp., Class A	50,284	2,748,021
South State Corp.	43,563	3,840,078
Southern First Bancshares, Inc. *	8,800	296,560
Southern Missouri Bancorp, Inc.	7,800	259,740
Southern National Bancorp of Virginia, Inc.	15,700	285,897
Southside Bancshares, Inc.	45,103	1,565,976
Southwest Bancorp, Inc.	32,600	845,970
State Bank Financial Corp.	56,700	1,522,962

17
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sterling Bancorp	207,605	4,826,816
Stock Yards Bancorp, Inc.	35,430	1,452,630
Stonegate Bank	23,300	1,069,470
Summit Financial Group, Inc.	12,800	279,936
Sun Bancorp, Inc.	17,780	443,611
Territorial Bancorp, Inc.	12,200	377,590
Texas Capital Bancshares, Inc. *	83,200	6,331,520
The Bancorp, Inc. *	108,100	697,245
The Bank of NT Butterfield & Son Ltd.	23,000	764,750
The First of Long Island Corp.	34,450	937,040
Tompkins Financial Corp.	23,042	1,904,882
Towne Bank	92,256	2,993,707
TriCo Bancshares	40,200	1,425,492
TriState Capital Holdings, Inc. *	34,900	869,010
Triumph Bancorp, Inc. *	29,300	656,320
TrustCo Bank Corp.	147,155	1,169,882
Trustmark Corp.	111,477	3,703,266
UMB Financial Corp.	73,600	5,335,264
Umpqua Holdings Corp.	362,388	6,403,396
Union Bankshares Corp.	69,268	2,371,736
Union Bankshares, Inc. (a)	5,900	248,095
United Bankshares, Inc.	150,556	6,007,184
United Community Banks, Inc.	111,400	3,046,790
United Community Financial Corp.	93,600	799,344
United Financial Bancorp, Inc.	79,107	1,366,178
Univest Corp. of Pennsylvania	45,175	1,368,803
Valley National Bancorp	413,970	4,868,287
Veritex Holdings, Inc. *	18,600	501,084
Walker & Dunlop, Inc. *	47,945	2,150,333
Washington Federal, Inc.	148,601	5,007,854
Washington Trust Bancorp, Inc.	24,100	1,185,720
WashingtonFirst Bankshares, Inc.	12,600	354,438
Waterstone Financial, Inc.	45,557	865,583
Webster Financial Corp.	149,327	7,587,305
WesBanco, Inc.	65,495	2,607,356
West Bancorp, Inc.	20,800	484,640
Westamerica Bancorp	43,900	2,415,378
Western New England Bancorp, Inc.	39,100	410,550
Wintrust Financial Corp.	84,966	6,020,691
WSFS Financial Corp.	46,100	2,175,920
Xenith Bankshares, Inc. *	12,710	343,424
		429,508,643

Capital Goods 9.2%
AAON, Inc.	68,187	2,499,054
AAR Corp.	55,520	1,998,165
Actuant Corp., Class A	102,623	2,801,608
Advanced Drainage Systems, Inc.	61,715	1,422,531
Aegion Corp. *	54,400	1,241,408
Aerojet Rocketdyne Holdings, Inc. *	101,900	2,283,579
Aerovironment, Inc. *	30,400	868,528
Aircastle Ltd.	75,000	1,771,500
Alamo Group, Inc.	15,800	1,249,148
Albany International Corp., Class A	47,500	2,315,625
Allied Motion Technologies, Inc.	7,974	180,531
Altra Industrial Motion Corp.	39,600	1,748,340
Ameresco, Inc., Class A *	27,700	178,665
American Railcar Industries, Inc. (a)	11,431	479,530
American Superconductor Corp. *	19,200	100,032
American Woodmark Corp. *	22,300	2,049,370
Apogee Enterprises, Inc.	46,500	2,534,250
Applied Industrial Technologies, Inc.	60,610	3,879,040
Argan, Inc.	21,000	1,403,850
Armstrong Flooring, Inc. *	35,700	685,083
Astec Industries, Inc.	30,895	1,957,198
Astronics Corp. *	30,492	991,295
Atkore International Group, Inc. *	21,400	561,964
Security	Number of Shares	Value ($)
Axon Enterprise, Inc. *	82,500	2,027,850
AZZ, Inc.	42,200	2,491,910
Babcock & Wilcox Enterprises, Inc. *	90,700	849,859
Barnes Group, Inc.	81,240	4,465,763
Beacon Roofing Supply, Inc. *	101,182	5,015,592
Blue Bird Corp. *	7,000	130,200
BMC Stock Holdings, Inc. *	92,800	2,162,240
Briggs & Stratton Corp.	69,593	1,739,129
Builders FirstSource, Inc. *	142,800	2,286,228
Caesarstone Ltd. *	42,600	1,691,220
CAI International, Inc. *	24,500	505,190
Chart Industries, Inc. *	49,302	1,800,016
CIRCOR International, Inc.	29,500	1,967,945
Columbus McKinnon Corp.	30,600	799,578
Comfort Systems USA, Inc.	62,300	2,286,410
Continental Building Products, Inc. *	54,644	1,330,581
CSW Industrials, Inc. *	21,700	768,180
Cubic Corp.	42,015	2,180,579
Curtiss-Wright Corp.	73,740	6,891,740
DigitalGlobe, Inc. *	105,027	3,381,869
DMC Global, Inc.	22,100	338,130
Douglas Dynamics, Inc.	35,800	1,142,020
Ducommun, Inc. *	15,100	443,789
DXP Enterprises, Inc. *	24,700	901,056
Dycom Industries, Inc. *	51,757	5,468,645
EMCOR Group, Inc.	99,097	6,514,637
Encore Wire Corp.	32,995	1,458,379
Energous Corp. *(a)	23,500	296,570
Energy Recovery, Inc. *	53,600	452,384
EnerSys	71,574	5,948,515
Engility Holdings, Inc. *	28,234	800,434
EnPro Industries, Inc.	34,800	2,458,620
ESCO Technologies, Inc.	41,169	2,422,796
Esterline Technologies Corp. *	50,442	4,612,921
Federal Signal Corp.	94,400	1,473,584
Foundation Building Materials, Inc. *	24,400	395,036
Franklin Electric Co., Inc.	76,136	3,129,190
FreightCar America, Inc.	17,700	231,162
FuelCell Energy, Inc. *(a)	54,483	62,655
GATX Corp.	66,900	4,007,310
Gencor Industries, Inc. *	11,550	191,730
Generac Holdings, Inc. *	99,425	3,496,777
General Cable Corp.	84,076	1,513,368
Gibraltar Industries, Inc. *	50,000	1,962,500
Global Brass & Copper Holdings, Inc.	35,900	1,279,835
GMS, Inc. *	11,500	415,840
Graham Corp.	15,200	335,464
Granite Construction, Inc.	62,300	3,283,833
Great Lakes Dredge & Dock Corp. *	85,200	387,660
Griffon Corp.	48,800	1,171,200
H&E Equipment Services, Inc.	52,600	1,110,912
Hardinge, Inc.	18,000	189,000
Harsco Corp. *	129,000	1,683,450
HC2 Holdings, Inc. *	52,000	303,680
Hillenbrand, Inc.	97,700	3,605,130
Hurco Cos., Inc.	8,600	249,400
Hyster-Yale Materials Handling, Inc.	15,554	934,951
IES Holdings, Inc. *	12,900	258,000
Insteel Industries, Inc.	28,500	992,085
JELD-WEN Holding, Inc. *	42,800	1,413,684
John Bean Technologies Corp.	51,833	4,594,995
Kadant, Inc.	16,500	1,025,475
Kaman Corp.	42,755	2,052,668
Kennametal, Inc.	129,300	5,376,294
KLX, Inc. *	84,594	4,001,296
Kratos Defense & Security Solutions, Inc. *	125,900	959,358
Lawson Products, Inc. *	17,500	398,125
Layne Christensen Co. *	30,400	242,288

18
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lindsay Corp.	17,866	1,551,841
LSI Industries, Inc.	34,500	312,915
Lydall, Inc. *	26,600	1,393,840
Masonite International Corp. *	51,500	4,284,800
MasTec, Inc. *	110,173	4,864,138
Mercury Systems, Inc. *	75,501	2,822,227
Meritor, Inc. *	139,938	2,492,296
Milacron Holdings Corp. *	24,000	451,680
Miller Industries, Inc.	15,800	401,320
Moog, Inc., Class A *	53,157	3,649,228
MRC Global, Inc. *	159,278	2,903,638
Mueller Industries, Inc.	97,169	3,113,295
Mueller Water Products, Inc., Class A	264,500	2,975,625
MYR Group, Inc. *	23,800	1,005,788
National Presto Industries, Inc.	8,500	886,975
Navistar International Corp. *	81,107	2,182,589
NCI Building Systems, Inc. *	41,200	721,000
Neff Corp., Class A *	22,700	399,520
NN, Inc.	46,617	1,286,629
NOW, Inc. *	172,200	2,929,122
NV5 Global, Inc. *	13,100	506,970
Omega Flex, Inc.	5,672	318,596
Orion Group Holdings, Inc. *	50,600	382,030
Patrick Industries, Inc. *	27,200	1,932,560
PGT Innovations, Inc. *	76,600	834,940
Plug Power, Inc. *(a)	324,000	725,760
Ply Gem Holdings, Inc. *	32,400	623,700
Powell Industries, Inc.	13,000	448,370
Preformed Line Products Co.	3,300	174,669
Primoris Services Corp.	73,000	1,676,810
Proto Labs, Inc. *	41,400	2,401,200
Quanex Building Products Corp.	53,204	1,085,362
Raven Industries, Inc.	56,600	1,754,600
RBC Bearings, Inc. *	36,800	3,691,040
REV Group, Inc.	22,200	626,040
Rexnord Corp. *	137,050	3,344,020
Rush Enterprises, Inc., Class A *	50,387	1,902,109
Rush Enterprises, Inc., Class B *	10,000	346,400
Simpson Manufacturing Co., Inc.	67,494	2,815,175
SiteOne Landscape Supply, Inc. *	18,300	874,923
Spartan Motors, Inc.	51,800	427,350
Sparton Corp. *	14,600	325,142
SPX Corp. *	70,200	1,689,012
SPX FLOW, Inc. *	61,600	2,226,224
Standex International Corp.	22,400	2,104,480
Sun Hydraulics Corp.	42,450	1,648,758
Sunrun, Inc. *(a)	97,700	516,833
Supreme Industries, Inc., Class A	20,100	402,804
Teledyne Technologies, Inc. *	55,426	7,473,088
Tennant Co.	28,576	2,093,192
Textainer Group Holdings Ltd.	36,731	549,128
The ExOne Co. *(a)	14,600	147,314
The Gorman-Rupp Co.	29,031	830,867
The Greenbrier Cos., Inc.	42,801	1,859,703
The KeyW Holding Corp. *	75,300	714,597
The Manitowoc Co., Inc. *	195,300	1,165,941
Thermon Group Holdings, Inc. *	56,200	1,152,100
Titan International, Inc.	76,000	813,960
Titan Machinery, Inc. *	34,000	538,900
TPI Composites, Inc. *	10,400	204,360
Trex Co., Inc. *	48,178	3,526,148
TriMas Corp. *	73,700	1,691,415
Triton International Ltd.	64,100	1,962,101
Triumph Group, Inc.	82,200	2,153,640
Tutor Perini Corp. *	60,330	1,861,181
Univar, Inc. *	74,900	2,235,765
Universal Forest Products, Inc.	33,162	3,160,007
Vectrus, Inc. *	17,747	451,484
Security	Number of Shares	Value ($)
Veritiv Corp. *	13,476	696,035
Vicor Corp. *	26,200	471,600
Wabash National Corp.	104,100	2,371,398
Watts Water Technologies, Inc., Class A	46,311	2,880,544
Wesco Aircraft Holdings, Inc. *	93,300	1,133,595
Willis Lease Finance Corp. *	6,500	147,615
Woodward, Inc.	86,858	5,877,681
		290,556,906

Commercial & Professional Services 3.7%
ABM Industries, Inc.	90,509	3,909,084
Acacia Research Corp. *	72,500	395,125
ACCO Brands Corp. *	170,185	2,425,136
Advanced Disposal Services, Inc. *	35,000	832,300
Aqua Metals, Inc. *(a)	17,400	287,100
ARC Document Solutions, Inc. *	64,500	237,360
Barrett Business Services, Inc.	13,500	778,410
Brady Corp., Class A	77,929	3,035,335
Casella Waste Systems, Inc., Class A *	70,800	1,065,540
CBIZ, Inc. *	76,500	1,204,875
CECO Environmental Corp.	50,352	568,474
Cogint, Inc. *(a)	24,100	127,730
CRA International, Inc.	14,500	550,130
Deluxe Corp.	82,372	5,923,371
Ennis, Inc.	38,200	672,320
Essendant, Inc.	57,734	964,158
Exponent, Inc.	44,300	2,708,945
Franklin Covey Co. *	17,900	380,375
FTI Consulting, Inc. *	69,400	2,400,546
GP Strategies Corp. *	20,376	552,190
Healthcare Services Group, Inc.	116,552	5,350,902
Heidrick & Struggles International, Inc.	29,800	640,700
Heritage-Crystal Clean, Inc. *	16,900	254,345
Herman Miller, Inc.	99,100	3,280,210
Hill International, Inc. *	50,500	204,525
HNI Corp.	75,489	3,529,866
Huron Consulting Group, Inc. *	35,052	1,559,814
ICF International, Inc. *	32,200	1,421,630
InnerWorkings, Inc. *	78,600	832,374
Insperity, Inc.	25,226	2,304,395
Interface, Inc.	104,500	2,079,550
Kelly Services, Inc., Class A	47,323	1,056,249
Kforce, Inc.	39,800	903,460
Kimball International, Inc., Class B	58,299	1,035,973
Knoll, Inc.	80,803	1,936,040
Korn/Ferry International	91,761	2,973,056
Matthews International Corp., Class A	53,059	3,637,194
McGrath RentCorp	38,235	1,330,960
Mistras Group, Inc. *	26,414	594,315
Mobile Mini, Inc.	73,868	2,120,012
MSA Safety, Inc.	51,189	3,985,064
Multi-Color Corp.	23,700	1,820,160
Navigant Consulting, Inc. *	75,648	1,813,283
NL Industries, Inc. *	25,000	202,500
On Assignment, Inc. *	83,039	4,298,929
Quad Graphics, Inc.	46,500	1,221,090
Resources Connection, Inc.	50,450	701,255
RPX Corp. *	75,700	971,988
SP Plus Corp. *	26,500	912,925
Steelcase, Inc., Class A	143,642	2,449,096
Team, Inc. *	46,613	1,253,890
Tetra Tech, Inc.	96,661	4,248,251
The Advisory Board Co. *	68,838	3,517,622
The Brink's Co.	72,900	4,476,060
TRC Cos., Inc. *	27,863	487,602
TriNet Group, Inc. *	72,046	2,118,152
TrueBlue, Inc. *	72,476	1,982,219

19
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UniFirst Corp.	24,306	3,383,395
US Ecology, Inc.	37,800	1,782,270
Viad Corp.	33,696	1,523,059
VSE Corp.	14,800	631,220
WageWorks, Inc. *	59,600	4,398,480
West Corp.	68,258	1,821,806
		116,064,390

Consumer Durables & Apparel 2.3%
Acushnet Holdings Corp.	37,500	684,750
American Outdoor Brands Corp. *	95,500	2,115,325
AV Homes, Inc. *	24,200	424,710
Bassett Furniture Industries, Inc.	14,909	448,016
Beazer Homes USA, Inc. *	47,640	591,212
Callaway Golf Co.	152,769	1,810,313
Cavco Industries, Inc. *	14,500	1,721,875
Century Communities, Inc. *	27,152	741,250
Columbia Sportswear Co.	45,300	2,564,886
Crocs, Inc. *	115,400	718,942
CSS Industries, Inc.	13,400	353,224
Culp, Inc.	16,000	513,600
Deckers Outdoor Corp. *	55,071	3,281,681
Delta Apparel, Inc. *	11,000	192,830
Escalade, Inc.	14,500	193,575
Ethan Allen Interiors, Inc.	38,179	1,137,734
Flexsteel Industries, Inc.	10,100	536,512
Fossil Group, Inc. *	64,400	1,110,900
G-III Apparel Group Ltd. *	72,210	1,711,377
GoPro, Inc., Class A *(a)	155,800	1,285,350
Green Brick Partners, Inc. *	35,840	369,152
Helen of Troy Ltd. *	45,983	4,322,402
Hooker Furniture Corp.	18,434	800,957
Hovnanian Enterprises, Inc., Class A *	218,000	510,120
Iconix Brand Group, Inc. *	70,800	495,600
Installed Building Products, Inc. *	34,471	1,839,028
iRobot Corp. *	44,845	3,575,940
JAKKS Pacific, Inc. *	51,300	251,370
Johnson Outdoors, Inc., Class A	8,500	308,720
KB Home	134,700	2,774,820
La-Z-Boy, Inc.	78,200	2,181,780
LGI Homes, Inc. *(a)	25,200	802,116
Libbey, Inc.	34,479	362,030
Lifetime Brands, Inc.	20,300	389,760
M.D.C. Holdings, Inc.	75,907	2,353,876
M/I Homes, Inc. *	41,000	1,113,560
Malibu Boats, Inc., Class A *	32,461	747,901
Marine Products Corp.	13,700	163,852
MCBC Holdings, Inc.	15,200	254,600
Meritage Homes Corp. *	63,985	2,492,216
Movado Group, Inc.	23,100	540,540
NACCO Industries, Inc., Class A	5,477	463,628
Nautilus, Inc. *	50,200	913,640
Oxford Industries, Inc.	25,196	1,460,864
Perry Ellis International, Inc. *	22,300	457,596
Sequential Brands Group, Inc. *	60,752	204,734
Steven Madden Ltd. *	101,176	3,849,747
Sturm, Ruger & Co., Inc. (a)	29,000	1,753,050
Superior Uniform Group, Inc.	9,527	173,773
Taylor Morrison Home Corp., Class A *	68,200	1,575,420
The New Home Co., Inc. *	33,349	388,849
TopBuild Corp. *	64,000	3,276,160
TRI Pointe Group, Inc. *	237,900	2,961,855
UCP, Inc., Class A *	12,900	147,705
Unifi, Inc. *	26,500	743,855
Universal Electronics, Inc. *	22,200	1,538,460
Vera Bradley, Inc. *	31,500	288,225
Vince Holding Corp. *(a)	46,214	46,214
Security	Number of Shares	Value ($)
William Lyon Homes, Class A *	39,800	875,600
Wolverine World Wide, Inc.	157,747	3,803,280
ZAGG, Inc. *	39,621	281,309
		73,992,366

Consumer Services 4.1%
American Public Education, Inc. *	25,200	556,920
Ascent Capital Group, Inc., Class A *	14,700	188,307
Belmond Ltd., Class A *	132,400	1,641,760
Biglari Holdings, Inc. *	1,710	729,537
BJ's Restaurants, Inc. *	37,000	1,668,700
Bloomin' Brands, Inc.	175,213	3,800,370
Bob Evans Farms, Inc.	32,946	2,198,816
Bojangles', Inc. *	19,350	424,733
Boyd Gaming Corp. *	130,300	2,955,204
Bridgepoint Education, Inc. *	34,700	423,340
Bright Horizons Family Solutions, Inc. *	72,821	5,543,135
Buffalo Wild Wings, Inc. *	26,779	4,219,031
Caesars Acquisition Co., Class A *	78,500	1,369,825
Caesars Entertainment Corp. *(a)	87,400	970,140
Cambium Learning Group, Inc. *	18,000	87,660
Capella Education Co.	18,500	1,763,050
Career Education Corp. *	109,600	1,112,440
Carriage Services, Inc.	21,800	596,230
Carrols Restaurant Group, Inc. *	51,700	723,800
Century Casinos, Inc. *	32,600	268,298
Chegg, Inc. *	147,800	1,331,678
Churchill Downs, Inc.	21,514	3,588,535
Chuy's Holdings, Inc. *	27,800	828,440
ClubCorp Holdings, Inc.	108,111	1,454,093
Collectors Universe, Inc.	10,100	275,831
Cracker Barrel Old Country Store, Inc. (a)	32,116	5,144,662
Dave & Buster's Entertainment, Inc. *	62,468	3,998,577
Del Frisco's Restaurant Group, Inc. *	36,200	622,640
Del Taco Restaurants, Inc. *	49,600	652,240
Denny's Corp. *	118,900	1,510,030
DeVry Education Group, Inc.	100,884	3,818,459
DineEquity, Inc.	27,397	1,549,026
El Pollo Loco Holdings, Inc. *	31,000	389,050
Eldorado Resorts, Inc. *	48,009	918,172
Empire Resorts, Inc. *(a)	4,421	110,525
Fiesta Restaurant Group, Inc. *	50,100	1,219,935
Fogo De Chao, Inc. *	4,700	79,665
Golden Entertainment, Inc.	15,300	214,812
Grand Canyon Education, Inc. *	74,875	5,627,605
Houghton Mifflin Harcourt Co. *	199,494	2,294,181
ILG, Inc.	182,200	4,392,842
International Speedway Corp., Class A	43,500	1,613,850
Intrawest Resorts Holdings, Inc. *	23,900	563,562
Isle of Capri Casinos, Inc. *(a)	44,200	1,019,252
J Alexander's Holdings, Inc. *	21,043	231,473
Jack in the Box, Inc.	53,008	5,405,226
Jamba, Inc. *(a)	20,260	172,615
K12, Inc. *	58,449	1,101,764
Kona Grill, Inc. *	17,119	97,578
La Quinta Holdings, Inc. *	147,002	2,074,198
Laureate Education, Inc., Class A *	69,900	965,319
Liberty Tax, Inc.	11,700	164,385
Lindblad Expeditions Holdings, Inc. *	22,700	215,650
Luby's, Inc. *	27,700	81,438
Marriott Vacations Worldwide Corp.	35,885	3,953,809
Monarch Casino & Resort, Inc. *	17,800	524,566
Nathan's Famous, Inc. *	4,700	320,540
Noodles & Co. *(a)	15,900	93,015
Papa John's International, Inc.	45,011	3,558,570
Penn National Gaming, Inc. *	140,200	2,590,896
Pinnacle Entertainment, Inc. *	89,247	1,835,811

20
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Planet Fitness, Inc., Class A	41,400	861,120
Potbelly Corp. *	34,100	475,695
Red Lion Hotels Corp. *	22,200	144,300
Red Robin Gourmet Burgers, Inc. *	21,700	1,274,875
Red Rock Resorts, Inc., Class A	45,300	1,059,114
Regis Corp. *	74,400	811,704
Ruby Tuesday, Inc. *	87,200	222,360
Ruth's Hospitality Group, Inc.	50,500	1,004,950
Scientific Games Corp., Class A *	86,800	2,061,500
SeaWorld Entertainment, Inc.	111,923	1,962,010
Shake Shack, Inc., Class A *	24,200	821,348
Sonic Corp.	73,401	1,973,019
Sotheby's *	81,400	3,855,104
Speedway Motorsports, Inc.	25,284	456,376
Strayer Education, Inc.	16,400	1,422,044
Texas Roadhouse, Inc.	110,896	5,198,805
The Cheesecake Factory, Inc.	73,667	4,726,475
The Habit Restaurants, Inc., Class A *	24,711	467,038
The Marcus Corp.	27,300	922,740
Weight Watchers International, Inc. *(a)	52,800	1,102,464
Wingstop, Inc.	24,300	715,149
Zoe's Kitchen, Inc. *	30,502	550,561
		129,934,562

Diversified Financials 3.1%
AG Mortgage Investment Trust, Inc.	41,300	782,635
Anworth Mortgage Asset Corp.	149,900	878,414
Apollo Commercial Real Estate Finance, Inc.	133,843	2,581,831
Ares Commercial Real Estate Corp.	41,900	579,477
Arlington Asset Investment Corp., Class A (a)	33,300	484,848
ARMOUR Residential REIT, Inc.	65,529	1,577,283
Associated Capital Group, Inc., Class A	9,700	326,405
B. Riley Financial, Inc.	13,500	203,175
BGC Partners, Inc., Class A	344,000	3,914,720
Capstead Mortgage Corp.	145,829	1,624,535
Cohen & Steers, Inc.	37,128	1,481,407
Cowen Group, Inc., Class A *	42,475	675,353
CYS Investments, Inc.	246,361	2,101,459
Diamond Hill Investment Group, Inc.	4,700	950,105
Dynex Capital, Inc.	77,200	534,224
Encore Capital Group, Inc. *	43,300	1,444,055
Enova International, Inc. *	44,836	636,671
Evercore Partners, Inc., Class A	62,600	4,616,750
EZCORP, Inc., Class A *	77,400	700,470
FBR & Co.	8,200	148,420
Financial Engines, Inc.	88,300	3,752,750
FirstCash, Inc.	78,127	4,058,698
FNFV Group *	111,036	1,521,193
GAIN Capital Holdings, Inc.	70,000	496,300
GAMCO Investors, Inc., Class A	9,700	278,390
Great Ajax Corp.	19,800	269,280
Green Dot Corp., Class A *	69,341	2,377,703
Greenhill & Co., Inc.	49,529	1,253,084
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,645	1,855,418
Hennessy Advisors, Inc.	6,600	112,266
Houlihan Lokey, Inc.	36,500	1,224,210
INTL. FCStone, Inc. *	25,100	937,485
Invesco Mortgage Capital, Inc.	177,906	2,901,647
Investment Technology Group, Inc.	50,565	1,006,749
Janus Capital Group, Inc.	242,153	3,307,810
KCG Holdings, Inc., Class A *	72,581	1,444,362
Ladder Capital Corp.	70,955	1,038,072
Ladenburg Thalmann Financial Services, Inc. *	142,600	396,428
Security	Number of Shares	Value ($)
LendingClub Corp. *	532,500	3,115,125
Manning & Napier, Inc.	22,200	128,760
Marlin Business Services Corp.	11,600	295,220
Medley Management, Inc., Class A	14,400	110,880
Moelis & Co., Class A	39,024	1,432,181
MTGE Investment Corp.	76,700	1,380,600
Nelnet, Inc., Class A	34,800	1,566,348
New Residential Investment Corp.	488,397	8,141,578
New York Mortgage Trust, Inc.	175,200	1,123,032
NewStar Financial, Inc.	36,500	392,010
OM Asset Management plc	72,800	1,132,768
On Deck Capital, Inc. *	74,200	352,450
Oppenheimer Holdings, Inc., Class A	13,800	238,740
Orchid Island Capital, Inc. (a)	49,659	526,385
Owens Realty Mortgage, Inc.	14,500	263,320
PennyMac Mortgage Investment Trust	109,621	1,960,024
PICO Holdings, Inc. *	39,800	640,780
Piper Jaffray Cos.	23,729	1,485,435
PJT Partners, Inc., Class A	26,900	932,354
PRA Group, Inc. *	72,581	2,337,108
Pzena Investment Management, Inc., Class A	27,100	278,859
Redwood Trust, Inc.	137,700	2,350,539
Regional Management Corp. *	15,700	311,331
Resource Capital Corp.	49,037	458,496
Safeguard Scientifics, Inc. *	36,500	463,550
Silvercrest Asset Management Group, Inc., Class A	9,800	133,770
Stifel Financial Corp. *	108,310	5,293,110
Tiptree, Inc.	55,800	393,390
Virtu Financial, Inc., Class A	38,271	589,373
Virtus Investment Partners, Inc.	8,700	925,680
Waddell & Reed Financial, Inc., Class A	132,600	2,385,474
Western Asset Mortgage Capital Corp.	78,856	830,354
Westwood Holdings Group, Inc.	11,500	641,700
Wins Finance Holdings, Inc. *(a)	2,000	91,680
WisdomTree Investments, Inc. (a)	190,100	1,587,335
World Acceptance Corp. *	8,900	470,810
		99,234,631

Energy 3.1%
Abraxas Petroleum Corp. *	221,800	414,766
Adams Resources & Energy, Inc.	2,900	117,798
Alon USA Energy, Inc.	48,900	591,201
Archrock, Inc.	117,228	1,383,290
Ardmore Shipping Corp.	46,500	360,375
Atwood Oceanics, Inc. *	121,621	952,292
Bill Barrett Corp. *	101,398	389,368
Bristow Group, Inc.	56,862	760,245
California Resources Corp. *(a)	49,100	574,470
Callon Petroleum Co. *	312,100	3,695,264
CARBO Ceramics, Inc. *	39,300	269,991
Carrizo Oil & Gas, Inc. *	102,411	2,575,637
Clean Energy Fuels Corp. *	213,938	522,009
Cobalt International Energy, Inc. *	827,000	323,440
Contango Oil & Gas Co. *	39,820	285,111
CVR Energy, Inc. (a)	24,800	542,872
Dawson Geophysical Co. *	32,400	162,972
Delek US Holdings, Inc.	97,187	2,339,291
Denbury Resources, Inc. *	544,100	1,207,902
DHT Holdings, Inc.	135,900	650,961
Dorian LPG Ltd. *	42,703	388,170
Eclipse Resources Corp. *	105,000	211,050
EP Energy Corp., Class A *(a)	60,500	273,460
Era Group, Inc. *	28,700	364,777
Evolution Petroleum Corp.	46,800	374,400
EXCO Resources, Inc. *	222,774	109,159

21
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Exterran Corp. *	52,414	1,434,571
Fairmount Santrol Holdings, Inc. *	143,153	738,670
Forum Energy Technologies, Inc. *	105,755	1,787,260
Frontline Ltd. (a)	121,763	809,724
GasLog Ltd.	61,800	865,200
Gener8 Maritime, Inc. *	60,600	325,422
Geospace Technologies Corp. *	19,800	327,492
Golar LNG Ltd.	156,600	3,994,866
Green Plains, Inc.	61,700	1,419,100
Helix Energy Solutions Group, Inc. *	222,707	1,362,967
Hornbeck Offshore Services, Inc. *(a)	54,245	184,976
Independence Contract Drilling, Inc. *	46,000	212,060
International Seaways, Inc. *	29,098	562,464
Isramco, Inc. *	1,400	159,740
Jagged Peak Energy, Inc. *	53,000	590,420
Jones Energy, Inc., Class A *(a)	103,782	207,564
Keane Group, Inc. *(a)	52,500	725,550
Mammoth Energy Services, Inc. *	14,200	274,060
Matador Resources Co. *	150,162	3,255,512
Matrix Service Co. *	39,700	466,475
McDermott International, Inc. *	382,385	2,500,798
Natural Gas Services Group, Inc. *	20,500	561,700
Navios Maritime Acquisition Corp.	120,600	203,814
Newpark Resources, Inc. *	126,710	969,332
Noble Energy, Inc.	28,094	908,272
Nordic American Tankers Ltd. (a)	175,400	1,455,820
Northern Oil & Gas, Inc. *(a)	77,600	174,600
Oasis Petroleum, Inc. *	390,510	4,662,689
Oil States International, Inc. *	84,500	2,513,875
Overseas Shipholding Group, Inc., Class A *	85,400	310,856
Pacific Ethanol, Inc. *	65,500	445,400
Panhandle Oil & Gas, Inc., Class A	24,200	458,590
Par Pacific Holdings, Inc. *	54,038	884,602
Parker Drilling Co. *	181,265	299,087
PDC Energy, Inc. *	92,603	5,114,464
PHI, Inc. - Non Voting Shares *	19,572	229,580
Pioneer Energy Services Corp. *	118,500	361,425
Renewable Energy Group, Inc. *	64,600	675,070
REX American Resources Corp. *	8,500	804,780
RigNet, Inc. *	26,200	513,520
Ring Energy, Inc. *	68,900	826,800
RSP Permian, Inc. *	161,025	6,127,001
Sanchez Energy Corp. *	109,253	845,618
Scorpio Tankers, Inc.	268,102	1,179,649
SEACOR Holdings, Inc. *	25,700	1,687,462
Seadrill Ltd. *	586,200	404,361
SemGroup Corp., Class A	111,803	3,723,040
Ship Finance International Ltd. (a)	93,500	1,313,675
Smart Sand, Inc. *	20,600	250,908
SRC Energy, Inc. *	295,412	2,227,407
Teekay Corp.	87,700	761,236
Teekay Tankers Ltd., Class A	181,000	371,050
Tesco Corp. *	77,100	505,005
TETRA Technologies, Inc. *	186,374	620,625
Tidewater, Inc. *(a)	69,195	60,649
Unit Corp. *	80,078	1,720,876
US Silica Holdings, Inc.	125,300	5,199,950
W&T Offshore, Inc. *	121,800	248,472
Western Refining, Inc.	133,142	4,592,068
Westmoreland Coal Co. *	27,052	288,374
WildHorse Resource Development Corp. *	35,900	391,669
Willbros Group, Inc. *	69,500	191,125
		97,129,658

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	21,231	991,488
Natural Grocers by Vitamin Cottage, Inc. *	12,600	137,844
Performance Food Group Co. *	63,600	1,583,640
PriceSmart, Inc.	33,200	2,886,740
Smart & Final Stores, Inc. *	37,600	443,680
SpartanNash, Co.	57,833	2,128,254
SUPERVALU, Inc. *	475,536	1,949,698
The Andersons, Inc.	48,123	1,797,394
The Chefs' Warehouse, Inc. *	28,300	386,295
United Natural Foods, Inc. *	83,682	3,475,313
Village Super Market, Inc., Class A	11,600	306,124
Weis Markets, Inc.	15,800	913,398
		16,999,868

Food, Beverage & Tobacco 1.8%
AdvancePierre Foods Holdings, Inc.	34,300	1,393,266
Alico, Inc.	4,700	140,765
Alliance One International, Inc. *	13,400	184,250
Amplify Snack Brands, Inc. *(a)	45,700	411,300
B&G Foods, Inc.	109,757	4,609,794
Cal-Maine Foods, Inc. (a)	51,116	1,929,629
Calavo Growers, Inc.	26,288	1,724,493
Coca-Cola Bottling Co. Consolidated	7,500	1,588,950
Craft Brew Alliance, Inc. *	27,800	378,080
Darling Ingredients, Inc. *	272,900	4,128,977
Dean Foods Co.	151,800	2,996,532
Farmer Brothers Co. *	13,700	486,350
Fresh Del Monte Produce, Inc.	52,461	3,215,859
Freshpet, Inc. *	34,850	409,487
Inventure Foods, Inc. *	29,000	107,300
J&J Snack Foods Corp.	25,281	3,402,317
John B. Sanfilippo & Son, Inc.	13,100	962,850
Lancaster Colony Corp.	31,256	3,935,130
Landec Corp. *	44,654	613,992
Lifeway Foods, Inc. *	10,100	96,960
Limoneira Co.	17,600	363,968
MGP Ingredients, Inc.	23,147	1,211,977
National Beverage Corp.	18,601	1,647,863
Omega Protein Corp.	39,500	795,925
Primo Water Corp. *	33,600	402,192
Sanderson Farms, Inc.	32,843	3,802,563
Seaboard Corp.	420	1,778,284
Seneca Foods Corp., Class A *	12,400	461,280
Snyder's-Lance, Inc.	132,610	4,675,829
The Boston Beer Co., Inc., Class A *	14,200	2,049,770
Tootsie Roll Industries, Inc. (a)	26,835	1,002,272
Turning Point Brands, Inc. *	9,200	145,452
Universal Corp.	40,424	2,969,143
Vector Group Ltd.	159,143	3,456,586
		57,479,385

Health Care Equipment & Services 5.5%
AAC Holdings, Inc. *(a)	11,800	84,488
Abaxis, Inc.	34,300	1,544,529
Accuray, Inc. *	141,000	641,550
Aceto Corp.	46,000	729,100
Addus HomeCare Corp. *	12,500	424,375
Almost Family, Inc. *	17,900	888,735
Amedisys, Inc. *	43,900	2,379,380
American Renal Associates Holdings, Inc. *	13,500	232,335
AMN Healthcare Services, Inc. *	79,800	3,259,830
Analogic Corp.	22,154	1,591,765
AngioDynamics, Inc. *	41,100	637,872

22
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Anika Therapeutics, Inc. *	21,900	1,010,247
AtriCure, Inc. *	55,000	1,127,500
Atrion Corp.	2,300	1,189,330
Avinger, Inc. *	17,500	9,847
AxoGen, Inc. *	38,300	467,260
BioScrip, Inc. *	170,400	259,008
BioTelemetry, Inc. *	45,800	1,506,820
Cantel Medical Corp.	58,445	4,348,893
Capital Senior Living Corp. *	44,800	625,856
Cardiovascular Systems, Inc. *	51,700	1,544,279
Castlight Health, Inc., Class B *	76,373	294,036
Cerus Corp. *	160,500	698,175
Chemed Corp.	26,398	5,316,029
Civitas Solutions, Inc. *	23,800	423,640
Community Health Systems, Inc. *	196,100	1,688,421
Computer Programs & Systems, Inc. (a)	17,500	480,375
ConforMIS, Inc. *	56,000	314,720
CONMED Corp.	44,100	2,167,956
Corindus Vascular Robotics, Inc. *(a)	84,000	105,840
CorVel Corp. *	14,500	645,250
Cotiviti Holdings, Inc. *	19,000	794,010
Cross Country Healthcare, Inc. *	62,715	876,129
CryoLife, Inc. *	47,300	858,495
Cutera, Inc. *	18,705	365,683
Diplomat Pharmacy, Inc. *	70,588	1,101,173
Endologix, Inc. *	153,537	1,149,992
Entellus Medical, Inc. *	18,800	267,336
Evolent Health, Inc., Class A *	27,400	637,050
Exactech, Inc. *	22,500	667,125
Genesis Healthcare, Inc. *	48,100	116,402
GenMark Diagnostics, Inc. *	73,500	942,270
Glaukos Corp. *	29,200	1,387,876
Globus Medical, Inc., Class A *	116,500	3,533,445
Haemonetics Corp. *	87,100	3,647,748
Halyard Health, Inc. *	80,293	3,171,574
HealthEquity, Inc. *	71,334	3,247,124
HealthSouth Corp.	148,800	6,978,720
HealthStream, Inc. *	41,900	1,164,401
HMS Holdings Corp. *	139,352	2,852,535
ICU Medical, Inc. *	24,200	3,721,960
Inogen, Inc. *	27,098	2,246,153
Insulet Corp. *	95,000	4,123,950
Integer Holdings Corp. *	51,900	1,907,325
Integra LifeSciences Holdings Corp. *	99,496	4,573,831
Invacare Corp.	66,311	974,772
InVivo Therapeutics Holdings Corp. *(a)	58,398	221,912
iRadimed Corp. *	4,000	34,400
iRhythm Technologies, Inc. *	12,000	423,480
IRIDEX Corp. *	12,100	137,940
K2M Group Holdings, Inc. *	39,900	883,785
Kindred Healthcare, Inc.	144,823	1,390,301
Landauer, Inc.	16,200	852,120
LeMaitre Vascular, Inc.	22,335	664,466
LHC Group, Inc. *	25,700	1,390,370
Magellan Health, Inc. *	37,268	2,564,038
Masimo Corp. *	71,000	7,294,540
Medidata Solutions, Inc. *	91,200	5,967,216
Meridian Bioscience, Inc.	64,350	952,380
Merit Medical Systems, Inc. *	83,800	2,824,060
Molina Healthcare, Inc. *	70,943	3,532,252
NantHealth, Inc. *(a)	14,800	46,028
National HealthCare Corp.	18,188	1,353,551
National Research Corp., Class A	12,500	310,000
Natus Medical, Inc. *	51,000	1,785,000
Neogen Corp *	60,325	3,760,057
Nevro Corp. *	38,864	3,661,766
Nobilis Health Corp. *(a)	88,191	110,239
Novocure Ltd. *(a)	78,600	888,180
Security	Number of Shares	Value ($)
NuVasive, Inc. *	80,800	5,858,808
NxStage Medical, Inc. *	104,600	3,126,494
Omnicell, Inc. *	57,200	2,368,080
OraSure Technologies, Inc. *	87,400	1,145,814
Orthofix International N.V. *	28,200	1,115,310
Owens & Minor, Inc.	103,200	3,575,880
Oxford Immunotec Global plc *	40,500	623,295
Penumbra, Inc. *	45,500	3,887,975
PharMerica Corp. *	47,100	1,111,560
Quality Systems, Inc. *	80,100	1,142,226
Quidel Corp. *	47,500	1,148,075
Quorum Health Corp. *	46,100	196,847
RadNet, Inc. *	48,000	290,400
Rockwell Medical, Inc. *(a)	78,700	676,820
RTI Surgical, Inc. *	75,200	304,560
Second Sight Medical Products, Inc. *(a)	96,771	112,254
Select Medical Holdings Corp. *	184,411	2,535,651
Senseonics Holdings, Inc. *	45,600	77,064
STAAR Surgical Co. *	66,600	692,640
Surgery Partners, Inc. *	35,400	608,880
Surmodics, Inc. *	20,400	466,140
Tabula Rasa HealthCare, Inc. *	10,800	145,584
Tactile Systems Technology, Inc. *	7,100	133,835
Teladoc, Inc. *(a)	40,400	1,001,920
The Ensign Group, Inc.	79,500	1,427,025
The Providence Service Corp. *	21,100	928,400
The Spectranetics Corp. *	68,736	1,965,850
Tivity Health, Inc. *	54,800	1,841,280
TransEnterix, Inc. *(a)	143,700	93,405
Triple-S Management Corp., Class B *	38,900	704,090
U.S. Physical Therapy, Inc.	19,300	1,266,080
Utah Medical Products, Inc.	5,200	325,520
Vocera Communications, Inc. *	37,100	940,856
Wright Medical Group N.V. *	173,161	5,262,363
		176,093,582

Household & Personal Products 0.6%
Avon Products, Inc. *	752,900	3,651,565
Central Garden & Pet Co. *	15,400	582,120
Central Garden & Pet Co., Class A *	57,500	2,025,725
elf Beauty, Inc. *(a)	16,000	436,000
HRG Group, Inc. *	192,500	3,851,925
Inter Parfums, Inc.	30,100	1,142,295
Lifevantage Corp. *	21,200	105,152
Medifast, Inc.	17,579	814,259
Natural Health Trends Corp. (a)	12,400	355,632
Nature's Sunshine Products, Inc.	15,000	151,500
Nutraceutical International Corp.	12,300	389,910
Oil-Dri Corp. of America	6,887	280,232
Orchids Paper Products Co. (a)	15,900	387,165
Revlon, Inc., Class A *	18,602	482,722
Synutra International, Inc. *	23,200	139,780
USANA Health Sciences, Inc. *	16,400	932,340
WD-40 Co.	23,900	2,505,915
		18,234,237

Insurance 2.4%
Ambac Financial Group, Inc. *	72,600	1,410,618
American Equity Investment Life Holding Co.	146,264	3,469,382
AMERISAFE, Inc.	30,735	1,768,799
Argo Group International Holdings Ltd.	47,531	3,134,669
Atlas Financial Holdings, Inc. *	16,900	218,855
Baldwin & Lyons, Inc., Class B	13,000	318,500
Blue Capital Reinsurance Holdings Ltd.	9,100	171,990
Citizens, Inc. *(a)	80,500	567,525

23
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CNO Financial Group, Inc.	290,468	6,120,161
Crawford & Co., Class B	20,800	226,928
Donegal Group, Inc., Class A	10,400	173,264
eHealth, Inc. *	23,600	334,648
EMC Insurance Group, Inc.	14,300	410,124
Employers Holdings, Inc.	51,300	2,052,000
Enstar Group Ltd. *	19,194	3,738,991
FBL Financial Group, Inc., Class A	16,468	1,095,122
Federated National Holding Co.	20,246	325,556
Fidelity & Guaranty Life (a)	19,200	546,240
Genworth Financial, Inc., Class A *	865,600	3,497,024
Global Indemnity Ltd. *	14,755	598,315
Greenlight Capital Re Ltd., Class A *	50,689	1,092,348
Hallmark Financial Services, Inc. *	21,200	222,812
HCI Group, Inc.	13,800	658,122
Heritage Insurance Holdings, Inc.	40,462	489,590
Horace Mann Educators Corp.	63,478	2,453,425
Independence Holding Co.	11,248	213,150
Infinity Property & Casualty Corp.	18,092	1,795,631
Investors Title Co.	2,200	392,084
James River Group Holdings Ltd.	24,700	1,075,932
Kemper Corp.	63,414	2,495,341
Kinsale Capital Group, Inc.	11,700	423,072
Maiden Holdings Ltd.	124,800	1,541,280
MBIA, Inc. *	214,184	1,799,146
National General Holdings Corp.	83,300	1,894,242
National Western Life Group, Inc., Class A	3,494	1,070,003
OneBeacon Insurance Group Ltd., Class A	33,400	532,730
Patriot National, Inc. *(a)	15,800	45,662
Primerica, Inc.	77,100	6,460,980
RLI Corp.	62,220	3,560,228
Safety Insurance Group, Inc.	22,770	1,648,548
Selective Insurance Group, Inc.	92,514	4,884,739
State Auto Financial Corp.	24,726	664,388
State National Cos., Inc.	46,500	682,155
Stewart Information Services Corp.	38,800	1,840,672
The Navigators Group, Inc.	39,240	2,120,922
Third Point Reinsurance Ltd. *	120,860	1,462,406
Trupanion, Inc. *(a)	21,300	338,457
United Fire Group, Inc.	36,800	1,619,200
United Insurance Holdings Corp.	24,400	372,344
Universal Insurance Holdings, Inc.	53,822	1,402,063
WMIH Corp. *	313,200	469,800
		75,900,183

Materials 5.1%
A. Schulman, Inc.	45,609	1,443,525
AgroFresh Solutions, Inc. *	35,000	196,350
AK Steel Holding Corp. *	505,900	3,207,406
Allegheny Technologies, Inc.	175,500	3,220,425
American Vanguard Corp.	42,700	715,225
Ampco-Pittsburgh Corp.	14,400	209,520
Balchem Corp.	50,700	4,114,812
Boise Cascade Co. *	60,800	1,854,400
Calgon Carbon Corp.	79,785	1,160,872
Carpenter Technology Corp.	75,844	3,079,266
Century Aluminum Co. *	83,000	1,132,120
Chase Corp.	12,100	1,240,250
Clearwater Paper Corp. *	27,200	1,321,920
Cliffs Natural Resources, Inc. *	454,359	3,053,293
Codexis, Inc. *	53,500	235,400
Coeur Mining, Inc. *	305,213	2,765,230
Commercial Metals Co.	183,500	3,420,440
Deltic Timber Corp.	19,121	1,479,392
Ferro Corp. *	143,800	2,576,896
Ferroglobe plc	108,500	1,047,025
Security	Number of Shares	Value ($)
Ferroglobe Representation & Warranty Insurance *(d)	108,500	—
Flotek Industries, Inc. *(a)	88,700	1,065,287
Forterra, Inc. *	31,100	598,364
FutureFuel Corp.	40,400	624,584
GCP Applied Technologies, Inc. *	115,400	3,796,660
Gold Resource Corp.	81,400	268,620
Greif, Inc., Class A	42,494	2,490,998
Greif, Inc., Class B	8,700	585,945
H.B. Fuller Co.	82,094	4,337,026
Handy & Harman Ltd. *	4,800	130,800
Hawkins, Inc.	15,500	792,050
Haynes International, Inc.	21,325	901,834
Headwaters, Inc. *	125,600	2,984,256
Hecla Mining Co.	646,540	3,523,643
Ingevity Corp. *	71,500	4,520,945
Innophos Holdings, Inc.	30,300	1,452,582
Innospec, Inc.	40,900	2,699,400
Kaiser Aluminum Corp.	27,743	2,341,787
KapStone Paper & Packaging Corp.	142,303	3,001,170
KMG Chemicals, Inc.	16,800	882,840
Koppers Holdings, Inc. *	34,500	1,464,525
Kraton Corp. *	46,235	1,512,347
Kronos Worldwide, Inc.	30,700	537,864
Louisiana-Pacific Corp. *	236,672	6,091,937
LSB Industries, Inc. *(a)	28,000	308,560
Materion Corp.	37,529	1,427,978
Minerals Technologies, Inc.	56,622	4,456,151
Multi Packaging Solutions International Ltd. *	38,100	683,895
Myers Industries, Inc.	34,900	568,870
Neenah Paper, Inc.	28,353	2,221,458
Olin Corp.	272,948	8,769,819
Olympic Steel, Inc.	12,200	275,110
OMNOVA Solutions, Inc. *	65,700	624,150
P.H. Glatfelter Co.	69,400	1,492,794
PolyOne Corp.	142,676	5,594,326
Quaker Chemical Corp.	21,300	3,079,980
Rayonier Advanced Materials, Inc.	69,342	918,782
Real Industry, Inc. *	109,014	283,436
Ryerson Holding Corp. *	25,800	353,460
Schnitzer Steel Industries, Inc., Class A	43,300	818,370
Schweitzer-Mauduit International, Inc.	52,500	2,260,125
Sensient Technologies Corp.	73,514	6,013,445
Stepan Co.	34,200	2,900,160
Stillwater Mining Co. *	205,400	3,693,092
Summit Materials, Inc., Class A *	173,177	4,443,722
SunCoke Energy, Inc. *	96,800	887,656
TerraVia Holdings, Inc. *(a)	111,500	52,583
The Chemours Co.	301,200	12,135,348
TimkenSteel Corp. *	63,644	959,752
Trecora Resources *	27,400	302,770
Tredegar Corp.	42,100	722,015
Trinseo S.A.	45,700	3,034,480
Tronox Ltd., Class A	106,100	1,751,711
UFP Technologies, Inc. *	9,900	264,330
United States Lime & Minerals, Inc.	2,700	213,624
US Concrete, Inc. *	24,200	1,500,400
Valhi, Inc.	25,000	83,000
Worthington Industries, Inc.	76,417	3,324,140
		160,498,723

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	92,300	2,796,690
Central European Media Enterprises Ltd., Class A *(a)	109,100	447,310

24
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daily Journal Corp. *	2,000	418,040
Entercom Communications Corp., Class A	43,000	543,950
Entravision Communications Corp., Class A	98,600	611,320
Eros International plc *(a)	49,290	490,436
Gannett Co., Inc.	195,800	1,636,888
Global Eagle Entertainment, Inc. *	77,200	239,320
Gray Television, Inc. *	100,493	1,472,222
Hemisphere Media Group, Inc. *	12,300	143,295
IMAX Corp. *	99,100	3,022,550
Liberty Media Corp. - Liberty Braves, Class A *	22,300	553,709
Liberty Media Corp. - Liberty Braves, Class C *	48,500	1,189,220
Liberty Media Corp. - Liberty Formula One, Class A *	40,700	1,380,137
Liberty Media Corp. - Liberty Formula One, Class C *	74,800	2,619,496
Loral Space & Communications, Inc. *	20,500	786,175
MDC Partners, Inc., Class A	98,180	878,711
Meredith Corp.	61,300	3,589,115
MSG Networks, Inc., Class A *	97,200	2,425,140
National CineMedia, Inc.	95,700	1,135,959
New Media Investment Group, Inc.	73,382	965,707
Nexstar Media Group, Inc.	70,498	4,864,362
Radio One, Inc., Class D *	41,200	123,600
Reading International, Inc., Class A *	23,000	361,790
Saga Communications, Inc., Class A	6,400	328,000
Salem Media Group, Inc.	21,000	160,650
Scholastic Corp.	45,069	1,948,333
Sinclair Broadcast Group, Inc., Class A	121,202	4,781,419
The E.W. Scripps Co., Class A *	95,471	2,127,094
The New York Times Co., Class A	203,051	2,934,087
Time, Inc.	173,586	2,638,507
Townsquare Media, Inc., Class A *	10,100	122,210
tronc, Inc. *	45,517	652,714
World Wrestling Entertainment, Inc., Class A	62,900	1,347,947
		49,736,103

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Accelerate Diagnostics, Inc. *(a)	38,200	1,042,860
Acceleron Pharma, Inc. *	42,727	1,410,846
AcelRx Pharmaceuticals, Inc. *(a)	57,300	148,980
Achillion Pharmaceuticals, Inc. *	184,789	630,130
Aclaris Therapeutics, Inc. *	16,100	452,571
Acorda Therapeutics, Inc. *	72,039	1,163,430
Adamas Pharmaceuticals, Inc. *	27,472	449,991
Aduro Biotech, Inc. *(a)	55,181	532,497
Advaxis, Inc. *(a)	56,011	479,454
Adverum Biotechnologies, Inc. *	28,209	80,396
Aerie Pharmaceuticals, Inc. *	45,044	1,984,188
Aevi Genomic Medicine, Inc. *	44,012	70,419
Agenus, Inc. *	162,254	582,492
Agile Therapeutics, Inc. *	13,462	48,329
Aimmune Therapeutics, Inc. *	40,500	787,320
Akebia Therapeutics, Inc. *	52,447	691,251
Albany Molecular Research, Inc. *(a)	40,600	650,006
Alder Biopharmaceuticals, Inc. *	79,346	1,590,887
AMAG Pharmaceuticals, Inc. *	54,731	1,335,436
Amicus Therapeutics, Inc. *	220,404	1,692,703
Amphastar Pharmaceuticals, Inc. *	53,126	802,203
Ampio Pharmaceuticals, Inc. *	70,600	39,472
AnaptysBio, Inc. *	9,300	248,124
Anavex Life Sciences Corp. *(a)	51,200	288,256
ANI Pharmaceuticals, Inc. *	13,500	730,620
Security	Number of Shares	Value ($)
Applied Genetic Technologies Corp. *	17,400	97,440
Aptevo Therapeutics, Inc. *	24,850	49,700
Aratana Therapeutics, Inc. *	62,700	388,740
Ardelyx, Inc. *	64,340	862,156
Arena Pharmaceuticals, Inc. *	585,600	784,704
Argos Therapeutics, Inc. *	22,200	9,546
Array BioPharma, Inc. *	275,379	2,387,536
Arrowhead Pharmaceuticals, Inc. *(a)	98,400	152,520
Asterias Biotherapeutics, Inc. *(a)	45,825	169,553
Atara Biotherapeutics, Inc. *	36,043	616,335
Athersys, Inc. *(a)	240,200	355,496
Audentes Therapeutics, Inc. *	10,700	159,430
Avexis, Inc. *	9,900	796,950
Axovant Sciences Ltd. *	37,600	911,424
Axsome Therapeutics, Inc. *	17,700	72,570
Bellicum Pharmaceuticals, Inc. *	47,900	640,423
Bio-Path Holdings, Inc. *	131,200	82,761
BioCryst Pharmaceuticals, Inc. *	136,700	866,678
BioSpecifics Technologies Corp. *	8,000	453,840
BioTime, Inc. *	163,100	554,540
Bluebird Bio, Inc. *	66,800	5,941,860
Blueprint Medicines Corp. *	48,464	2,257,453
Cambrex Corp. *	51,900	3,080,265
Cara Therapeutics, Inc. *(a)	39,117	621,569
Catalent, Inc. *	162,699	4,763,827
Celldex Therapeutics, Inc. *	159,500	531,135
Cellular Biomedicine Group, Inc. *	22,709	245,257
Cempra, Inc. *	69,178	297,465
ChemoCentryx, Inc. *	57,800	418,472
Chimerix, Inc. *	72,386	432,868
ChromaDex Corp. *(a)	44,800	139,328
Cidara Therapeutics, Inc. *(a)	17,159	132,982
Clearside Biomedical, Inc. *	14,000	111,440
Clovis Oncology, Inc. *	58,900	3,409,721
Coherus Biosciences, Inc. *	54,661	1,049,491
Collegium Pharmaceutical, Inc. *(a)	30,736	301,520
Concert Pharmaceuticals, Inc. *	32,122	509,776
Corcept Therapeutics, Inc. *	116,906	1,115,283
Curis, Inc. *	158,654	383,943
Cytokinetics, Inc. *	57,100	936,440
CytomX Therapeutics, Inc. *	31,800	499,578
CytRx Corp. *	126,000	64,109
Depomed, Inc. *	106,300	1,274,537
Dermira, Inc. *	48,500	1,651,910
Dimension Therapeutics, Inc. *	13,100	20,305
Durect Corp. *	163,276	143,258
Dynavax Technologies Corp. *	88,600	491,730
Eagle Pharmaceuticals, Inc. *	16,124	1,460,673
Edge Therapeutics, Inc. *	27,900	289,602
Editas Medicine, Inc. *(a)	10,300	194,155
Egalet Corp. *(a)	35,600	135,992
Eiger BioPharmaceuticals, Inc. *(a)	5,600	44,240
Emergent BioSolutions, Inc. *	50,700	1,516,437
Enanta Pharmaceuticals, Inc. *	26,322	835,724
Endocyte, Inc. *(a)	50,400	115,920
Enzo Biochem, Inc. *	61,100	537,680
Epizyme, Inc. *	65,259	1,177,925
Esperion Therapeutics, Inc. *	25,070	896,253
Exact Sciences Corp. *	172,162	5,166,582
Exelixis, Inc. *	377,072	8,446,413
FibroGen, Inc. *	100,209	2,805,852
Five Prime Therapeutics, Inc. *	45,000	1,568,700
Flex Pharma, Inc. *	19,700	67,768
Flexion Therapeutics, Inc. *	43,643	890,754
Fluidigm Corp. *	43,100	212,914
Fortress Biotech, Inc. *(a)	56,900	207,116
Foundation Medicine, Inc. *	20,500	727,750
Genomic Health, Inc. *	31,700	1,041,662

25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Geron Corp. *(a)	247,200	632,832
Global Blood Therapeutics, Inc. *	33,100	958,245
GlycoMimetics, Inc. *	19,600	84,280
Halozyme Therapeutics, Inc. *	177,400	2,472,956
Heron Therapeutics, Inc. *	70,860	1,087,701
Heska Corp. *	10,591	1,146,476
Horizon Pharma plc *	263,200	4,048,016
Idera Pharmaceuticals, Inc. *	166,529	391,343
Ignyta, Inc. *	57,745	511,043
Immune Design, Corp. *	16,243	106,392
ImmunoGen, Inc. *(a)	125,500	544,670
Immunomedics, Inc. *(a)	167,500	959,775
Impax Laboratories, Inc. *	123,800	1,739,390
INC Research Holdings, Inc., Class A *	70,500	3,172,500
Infinity Pharmaceuticals, Inc. *	67,500	145,125
Innoviva, Inc. *	130,100	1,533,228
Inotek Pharmaceuticals Corp. *(a)	27,800	55,600
Inovio Pharmaceuticals, Inc. *(a)	99,262	624,358
Insmed, Inc. *	95,714	1,765,923
Insys Therapeutics, Inc. *(a)	37,079	417,139
Intellia Therapeutics, Inc. *	10,700	155,899
Intersect ENT, Inc. *	39,868	757,492
Intra-Cellular Therapies, Inc. *	66,200	914,884
Invitae Corp. *(a)	52,700	581,281
Ironwood Pharmaceuticals, Inc. *	206,700	3,373,344
Jounce Therapeutics, Inc. *	11,700	331,344
Kadmon Holdings, Inc. *(a)	18,500	50,875
Karyopharm Therapeutics, Inc. *	49,263	503,468
Keryx Biopharmaceuticals, Inc. *(a)	155,234	918,985
Kite Pharma, Inc. *	71,042	5,831,127
La Jolla Pharmaceutical Co. *	28,079	814,291
Lannett Co., Inc. *(a)	48,300	1,255,800
Lexicon Pharmaceuticals, Inc. *(a)	68,300	1,066,163
Ligand Pharmaceuticals, Inc. *	31,143	3,462,167
Lion Biotechnologies, Inc. *	82,372	564,248
Lipocine, Inc. *(a)	26,100	110,664
Loxo Oncology, Inc. *	26,900	1,239,014
Luminex Corp.	64,200	1,208,886
MacroGenics, Inc. *	50,449	1,090,203
MannKind Corp. *(a)	100,576	87,863
MediciNova, Inc. *	46,400	266,800
Medpace Holdings, Inc. *	13,500	428,085
Merrimack Pharmaceuticals, Inc. *(a)	182,500	607,725
MiMedx Group, Inc. *(a)	176,350	2,237,881
Minerva Neurosciences, Inc. *	34,600	262,960
Mirati Therapeutics, Inc. *	19,648	89,398
Momenta Pharmaceuticals, Inc. *	106,086	1,522,334
MyoKardia, Inc. *	20,400	266,220
Myovant Sciences Ltd. *(a)	16,900	219,531
Myriad Genetics, Inc. *	115,186	2,118,271
NanoString Technologies, Inc. *	24,100	421,268
NantKwest, Inc. *(a)	27,900	87,885
Natera, Inc. *	40,300	364,715
Nektar Therapeutics *	234,171	4,442,224
NeoGenomics, Inc. *	89,888	678,654
Neos Therapeutics, Inc. *(a)	21,500	152,650
NewLink Genetics Corp. *	34,800	650,412
Novan, Inc. *(a)	7,800	42,432
Novavax, Inc. *(a)	420,621	343,269
Ocular Therapeutix, Inc. *(a)	38,470	383,161
Omeros Corp. *(a)	69,000	1,126,080
OncoMed Pharmaceuticals, Inc. *	36,500	143,810
Ophthotech Corp. *	47,243	140,312
Organovo Holdings, Inc. *(a)	154,441	447,879
Otonomy, Inc. *	38,439	513,161
OvaScience, Inc. *	56,701	85,619
Pacific Biosciences of California, Inc. *	132,900	523,626
Pacira Pharmaceuticals, Inc. *	59,300	2,879,015
Security	Number of Shares	Value ($)
Paratek Pharmaceuticals, Inc. *	36,608	785,242
PAREXEL International Corp. *	85,080	5,430,656
PDL BioPharma, Inc.	310,200	697,950
Pfenex, Inc. *	23,397	112,540
PharmAthene, Inc.	99,400	72,244
Phibro Animal Health Corp., Class A	32,500	966,875
Portola Pharmaceuticals, Inc. *	82,400	3,295,176
PRA Health Sciences, Inc. *	39,400	2,520,024
Prestige Brands Holdings, Inc. *	87,600	5,029,116
Progenics Pharmaceuticals Inc *	117,600	931,392
Protagonist Therapeutics, Inc. *(a)	13,200	133,584
Proteostasis Therapeutics, Inc. *	10,000	60,450
Prothena Corp. plc *	65,453	3,542,971
PTC Therapeutics, Inc. *	53,136	645,602
Puma Biotechnology, Inc. *	44,200	1,794,520
Ra Pharmaceuticals, Inc. *	12,800	302,080
Radius Health, Inc. *	55,314	2,161,118
Reata Pharmaceuticals, Inc., Class A *(a)	17,500	362,950
REGENXBIO, Inc. *	41,000	856,900
Regulus Therapeutics, Inc. *(a)	61,781	95,761
Repligen Corp. *	57,100	2,100,709
Retrophin, Inc. *	57,593	1,128,247
Revance Therapeutics, Inc. *	37,208	809,274
Rigel Pharmaceuticals, Inc. *	219,800	657,202
Sage Therapeutics, Inc. *	48,295	3,428,945
Sangamo Therapeutics, Inc. *	113,700	545,760
Sarepta Therapeutics, Inc. *	86,200	3,125,612
SciClone Pharmaceuticals, Inc. *	78,000	752,700
Selecta Biosciences, Inc. *	7,700	92,862
Seres Therapeutics, Inc. *	27,600	271,308
Sorrento Therapeutics, Inc. *(a)	39,855	77,717
Spark Therapeutics, Inc. *	32,400	1,878,228
Spectrum Pharmaceuticals, Inc. *	136,700	1,040,287
Stemline Therapeutics, Inc. *	40,200	357,780
Sucampo Pharmaceuticals, Inc., Class A *	40,218	408,213
Supernus Pharmaceuticals, Inc. *	78,900	2,572,140
Syndax Pharmaceuticals, Inc. *	10,100	95,849
Synergy Pharmaceuticals, Inc. *(a)	336,400	1,385,968
Synthetic Biologics, Inc. *	118,100	67,317
T2 Biosystems, Inc. *(a)	21,600	103,896
Teligent, Inc. *	58,900	464,721
TESARO, Inc. *	47,000	6,936,730
Tetraphase Pharmaceuticals, Inc. *	52,053	412,780
TG Therapeutics, Inc. *(a)	74,950	828,198
The Medicines Co. *	114,328	5,638,657
TherapeuticsMD, Inc. *(a)	253,855	1,294,660
Theravance Biopharma, Inc. *(a)	68,100	2,746,473
Titan Pharmaceuticals, Inc. *	30,100	88,795
Tokai Pharmaceuticals, Inc. *(a)	15,000	9,174
Trevena, Inc. *	70,634	230,973
Trovagene, Inc. *	35,347	32,873
Ultragenyx Pharmaceutical, Inc. *	62,241	4,007,698
Vanda Pharmaceuticals, Inc. *	60,600	924,150
Veracyte, Inc. *	45,400	384,538
Versartis, Inc. *	53,335	981,364
Vital Therapies, Inc. *	35,847	143,388
Voyager Therapeutics, Inc. *	18,900	197,316
vTv Therapeutics, Inc., Class A *	7,000	38,570
WaVe Life Sciences Ltd. *(a)	11,500	242,650
XBiotech, Inc. *(a)	27,238	296,349
Xencor, Inc. *	57,528	1,476,744
Zafgen, Inc. *	44,572	217,511
ZIOPHARM Oncology, Inc. *(a)	200,264	1,409,859
Zogenix, Inc. *	40,225	442,475
		235,815,015

26
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Real Estate 7.9%
Acadia Realty Trust	130,257	3,787,874
Agree Realty Corp.	43,700	2,118,576
Alexander & Baldwin, Inc.	75,860	3,490,319
Alexander's, Inc.	3,741	1,626,624
Altisource Portfolio Solutions S.A. *(a)	19,887	439,304
Altisource Residential Corp.	87,800	1,262,564
American Assets Trust, Inc.	65,200	2,792,516
Armada Hoffler Properties, Inc.	51,600	735,816
Ashford Hospitality Prime, Inc.	52,487	555,837
Ashford Hospitality Trust, Inc.	128,682	804,263
Bluerock Residential Growth REIT, Inc.	41,408	515,944
CareTrust REIT, Inc.	102,065	1,737,146
CatchMark Timber Trust, Inc., Class A	57,209	669,917
CBL & Associates Properties, Inc.	279,000	2,580,750
Cedar Realty Trust, Inc.	148,800	800,544
Chatham Lodging Trust	61,234	1,185,490
Chesapeake Lodging Trust	93,585	2,181,466
City Office REIT, Inc.	44,500	558,475
Colony Starwood Homes	121,900	4,214,083
Community Healthcare Trust, Inc.	19,900	491,928
Consolidated-Tomoka Land Co.	7,600	412,148
CorEnergy Infrastructure Trust, Inc.	19,500	711,360
CoreSite Realty Corp.	54,500	5,332,825
Cousins Properties, Inc.	592,807	5,032,931
DiamondRock Hospitality Co.	340,717	3,751,294
DuPont Fabros Technology, Inc.	122,124	6,295,492
Easterly Government Properties, Inc.	49,500	995,940
EastGroup Properties, Inc.	52,490	4,107,342
Education Realty Trust, Inc.	120,213	4,660,658
Farmland Partners, Inc.	38,200	416,380
FelCor Lodging Trust, Inc.	228,313	1,769,426
First Industrial Realty Trust, Inc.	191,237	5,381,409
First Potomac Realty Trust	90,700	997,700
Forestar Group, Inc. *	77,000	1,089,550
Four Corners Property Trust, Inc.	102,300	2,386,659
Franklin Street Properties Corp.	173,965	2,110,195
FRP Holdings, Inc. *	12,700	542,290
Getty Realty Corp.	47,059	1,204,710
Gladstone Commercial Corp.	45,800	1,021,340
Global Medical REIT, Inc. (a)	28,400	263,268
Global Net Lease, Inc.	109,933	2,597,717
Government Properties Income Trust	113,947	2,429,350
Gramercy Property Trust	229,322	6,372,858
Healthcare Realty Trust, Inc.	187,281	6,142,817
Hersha Hospitality Trust	71,125	1,311,545
HFF, Inc., Class A	58,900	1,849,460
Hudson Pacific Properties, Inc.	201,311	6,917,046
Independence Realty Trust, Inc.	102,758	945,374
InfraREIT, Inc.	61,400	1,172,740
Investors Real Estate Trust	187,002	1,105,182
iStar, Inc. *	109,700	1,341,631
Kennedy-Wilson Holdings, Inc.	133,887	2,731,295
Kite Realty Group Trust	141,539	2,881,734
LaSalle Hotel Properties	176,279	5,034,528
Lexington Realty Trust	376,374	3,827,724
LTC Properties, Inc.	59,251	2,834,568
Mack-Cali Realty Corp.	147,500	3,989,875
Marcus & Millichap, Inc. *	24,979	644,458
MedEquities Realty Trust, Inc.	34,000	401,880
Medical Properties Trust, Inc.	485,753	6,348,792
Monmouth Real Estate Investment Corp.	107,100	1,606,500
Monogram Residential Trust, Inc.	277,124	2,821,122
National Health Investors, Inc.	59,368	4,343,957
National Storage Affiliates Trust	67,421	1,651,815
New Senior Investment Group, Inc.	119,769	1,247,993
NexPoint Residential Trust, Inc.	30,669	736,363
Security	Number of Shares	Value ($)
NorthStar Realty Europe Corp.	97,800	1,137,414
One Liberty Properties, Inc.	26,400	640,992
Parkway, Inc.	76,038	1,532,166
Pebblebrook Hotel Trust	120,500	3,586,080
Pennsylvania Real Estate Investment Trust	106,167	1,470,413
Physicians Realty Trust	255,850	5,024,894
Potlatch Corp.	68,503	3,086,060
Preferred Apartment Communities, Inc., Class A	41,297	584,353
PS Business Parks, Inc.	33,238	4,039,747
QTS Realty Trust, Inc., Class A	76,787	4,103,497
RAIT Financial Trust	154,400	474,008
Ramco-Gershenson Properties Trust	133,821	1,783,834
RE/MAX Holdings, Inc., Class A	28,100	1,662,115
Retail Opportunity Investments Corp.	180,147	3,711,028
Rexford Industrial Realty, Inc.	108,116	2,696,413
RLJ Lodging Trust	207,635	4,462,076
Ryman Hospitality Properties, Inc.	72,985	4,654,983
Sabra Health Care REIT, Inc.	102,796	2,795,023
Saul Centers, Inc.	15,800	948,790
Select Income REIT	111,628	2,797,398
Seritage Growth Properties, Class A (a)	42,700	1,772,050
Silver Bay Realty Trust Corp.	56,433	1,209,359
STAG Industrial, Inc.	136,200	3,590,232
Stratus Properties, Inc.	9,200	274,620
Summit Hotel Properties, Inc.	155,800	2,575,374
Sunstone Hotel Investors, Inc.	366,654	5,459,478
Tejon Ranch Co. *	19,092	437,207
Terreno Realty Corp.	73,200	2,260,416
The GEO Group, Inc.	198,420	6,611,354
The RMR Group, Inc., Class A	11,919	628,727
The St. Joe Co. *	85,600	1,498,000
Tier REIT, Inc.	73,000	1,263,630
Trinity Place Holdings, Inc. *	32,544	232,039
UMH Properties, Inc.	42,900	687,258
Universal Health Realty Income Trust	19,444	1,356,219
Urban Edge Properties	142,487	3,633,418
Urstadt Biddle Properties, Inc., Class A	46,774	919,577
Washington Prime Group, Inc.	306,300	2,695,440
Washington Real Estate Investment Trust	126,382	4,002,518
Whitestone REIT	41,700	522,918
Xenia Hotels & Resorts, Inc.	164,462	2,871,507
		250,013,302

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	46,800	503,100
Aaron's, Inc.	104,800	3,766,512
Abercrombie & Fitch Co., Class A	104,363	1,251,312
America's Car-Mart, Inc. *	11,500	428,950
American Eagle Outfitters, Inc.	279,615	3,939,775
Asbury Automotive Group, Inc. *	33,485	2,049,282
Ascena Retail Group, Inc. *	296,263	1,158,388
At Home Group, Inc. *	16,400	287,164
Barnes & Noble Education, Inc. *	79,195	824,420
Barnes & Noble, Inc.	96,110	821,740
Big 5 Sporting Goods Corp.	32,284	497,174
Big Lots, Inc.	72,410	3,655,981
Boot Barn Holdings, Inc. *	21,411	227,171
Build-A-Bear Workshop, Inc. *	25,700	267,280
Caleres, Inc.	68,275	1,967,685
Camping World Holdings, Inc., Class A	18,800	581,296
Chico's FAS, Inc.	207,151	2,862,827
Citi Trends, Inc.	24,846	466,856
Conn's, Inc. *(a)	35,300	621,280
Core-Mark Holding Co., Inc.	78,182	2,737,934
Destination XL Group, Inc. *	56,400	143,820
DSW, Inc., Class A	106,000	2,185,720

27
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Duluth Holdings, Inc., Class B *	16,700	369,905
Etsy, Inc. *	180,263	1,939,630
Express, Inc. *	115,898	1,000,200
Five Below, Inc. *	88,200	4,332,384
Francesca's Holdings Corp. *	59,600	940,488
Fred's, Inc., Class A (a)	60,300	887,616
FTD Cos., Inc. *	28,097	561,940
Gaia, Inc. *	19,900	217,905
Genesco, Inc. *	32,744	1,745,255
GNC Holdings, Inc., Class A (a)	105,000	816,900
Group 1 Automotive, Inc.	34,300	2,364,985
Guess?, Inc.	94,900	1,059,084
Haverty Furniture Cos., Inc.	30,300	746,895
Hibbett Sports, Inc. *	39,475	1,026,350
HSN, Inc.	51,355	1,894,999
Kirkland's, Inc. *	27,800	326,928
Lands' End, Inc. *(a)	24,200	571,120
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	1,643,622
Lithia Motors, Inc., Class A	38,537	3,682,210
Lumber Liquidators Holdings, Inc. *	39,398	967,221
MarineMax, Inc. *	45,300	921,855
Monro Muffler Brake, Inc.	51,046	2,646,735
Nutrisystem, Inc.	46,448	2,482,646
Office Depot, Inc.	883,300	4,390,001
Ollie's Bargain Outlet Holdings, Inc. *	30,900	1,183,470
Overstock.com, Inc. *	24,500	425,075
Party City Holdco, Inc. *	43,516	696,256
PetMed Express, Inc.	29,500	681,450
Pier 1 Imports, Inc.	144,900	976,626
Rent-A-Center, Inc. (a)	95,385	1,019,666
RH *(a)	56,841	2,726,663
Sears Holdings Corp. *(a)	17,600	179,872
Sears Hometown & Outlet Stores, Inc. *	16,800	56,280
Select Comfort Corp. *	71,112	2,197,361
Shoe Carnival, Inc.	19,750	501,058
Shutterfly, Inc. *	58,547	3,038,589
Sonic Automotive, Inc., Class A	52,774	1,034,370
Sportsman's Warehouse Holdings, Inc. *	44,500	182,005
Stage Stores, Inc. (a)	46,827	134,862
Stein Mart, Inc.	44,300	109,421
Tailored Brands, Inc.	78,169	963,824
The Buckle, Inc. (a)	53,164	994,167
The Cato Corp., Class A	40,904	922,794
The Children's Place, Inc.	29,690	3,408,412
The Container Store Group, Inc. *	25,200	103,824
The Finish Line, Inc., Class A	63,619	1,005,816
Tile Shop Holdings, Inc.	49,900	1,065,365
Tilly's, Inc., Class A	20,600	196,936
Tuesday Morning Corp. *	64,600	209,950
Vitamin Shoppe, Inc. *	39,400	760,420
Wayfair, Inc., Class A *(a)	52,498	2,399,684
West Marine, Inc. *	24,500	268,520
Weyco Group, Inc.	9,100	254,436
Winmark Corp.	4,500	580,950
Zumiez, Inc. *	30,100	540,295
		97,600,958

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc. *	63,837	4,711,171
Advanced Micro Devices, Inc. *	1,242,043	16,519,172
Alpha & Omega Semiconductor Ltd. *	28,000	463,400
Ambarella, Inc. *	53,300	2,996,526
Amkor Technology, Inc. *	167,518	1,973,362
Axcelis Technologies, Inc. *	47,100	906,675
Brooks Automation, Inc.	114,231	2,885,475
Cabot Microelectronics Corp.	38,700	3,032,145
Security	Number of Shares	Value ($)
Cavium, Inc. *	106,350	7,322,197
CEVA, Inc. *	32,336	1,164,096
Cirrus Logic, Inc. *	102,500	6,595,875
Cohu, Inc.	46,600	872,818
Diodes, Inc. *	59,781	1,398,278
DSP Group, Inc. *	31,400	390,930
Entegris, Inc. *	237,000	5,877,600
Exar Corp. *	73,800	960,138
FormFactor, Inc. *	123,391	1,369,640
Ichor Holdings Ltd. *	13,600	263,840
Impinj, Inc. *(a)	9,500	356,060
Inphi Corp. *	67,733	2,805,501
Integrated Device Technology, Inc. *	218,789	5,248,748
IXYS Corp.	42,600	594,270
Kopin Corp. *	95,000	387,600
Lattice Semiconductor Corp. *	197,000	1,351,420
MACOM Technology Solutions Holdings, Inc. *	53,690	2,624,367
MaxLinear, Inc. *	94,860	2,639,954
Microsemi Corp. *	186,321	8,745,908
MKS Instruments, Inc.	87,389	6,838,189
Monolithic Power Systems, Inc.	63,900	5,846,850
Nanometrics, Inc. *	40,600	1,281,133
NeoPhotonics Corp. *	50,663	393,145
NVE Corp.	8,500	691,985
PDF Solutions, Inc. *	44,800	852,096
Photronics, Inc. *	106,637	1,226,326
Power Integrations, Inc.	44,662	2,945,459
Rambus, Inc. *	179,700	2,249,844
Rudolph Technologies, Inc. *	46,700	1,144,150
Semtech Corp. *	108,329	3,699,435
Sigma Designs, Inc. *	48,758	302,300
Silicon Laboratories, Inc. *	67,350	4,791,952
Synaptics, Inc. *	56,400	3,089,028
Ultra Clean Holdings, Inc. *	55,500	1,067,820
Ultratech, Inc. *	35,200	1,074,304
Veeco Instruments, Inc. *	64,839	2,139,687
Xcerra Corp. *	84,400	827,120
Xperi Corp.	83,859	2,817,662
		127,735,651

Software & Services 8.0%
2U, Inc. *	62,458	2,835,593
8x8, Inc. *	144,600	2,103,930
A10 Networks, Inc. *	68,819	557,434
ACI Worldwide, Inc. *	192,752	4,142,240
Actua Corp. *	56,400	789,600
Acxiom Corp. *	132,700	3,835,030
Alarm.com Holdings, Inc. *	21,500	701,115
ALJ Regional Holdings, Inc. *	28,500	95,475
Amber Road, Inc. *	23,000	188,370
American Software, Inc., Class A	45,000	493,650
Angie's List, Inc. *	62,800	369,264
Appfolio, Inc., Class A *(a)	14,600	387,630
Apptio, Inc., Class A *	11,400	148,770
Aspen Technology, Inc. *	127,699	7,852,212
Autobytel, Inc. *	13,500	176,985
Bankrate, Inc. *	74,600	790,760
Barracuda Networks, Inc. *	34,500	701,385
Bazaarvoice, Inc. *	142,400	669,280
Benefitfocus, Inc. *	26,390	831,285
Blackbaud, Inc.	79,069	6,357,938
Blackhawk Network Holdings, Inc. *	90,502	3,660,806
Blackline, Inc. *	15,700	516,059
Blucora, Inc. *	63,100	1,164,195
Bottomline Technologies de, Inc. *	63,700	1,484,210
Box, Inc., Class A *	75,700	1,305,068

28
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Brightcove, Inc. *	49,900	434,130
BroadSoft, Inc. *	52,250	2,006,400
CACI International, Inc., Class A *	40,158	4,738,644
Callidus Software, Inc. *	107,200	2,256,560
Carbonite, Inc. *	26,000	561,600
Cardtronics plc, Class A *	71,800	2,985,444
Care.com, Inc. *	23,800	282,030
Cass Information Systems, Inc.	20,640	1,371,941
ChannelAdvisor Corp. *	39,100	461,380
Cimpress N.V. *	40,300	3,307,824
CommVault Systems, Inc. *	64,347	3,246,306
Convergys Corp.	143,400	3,227,934
Cornerstone OnDemand, Inc. *	83,300	3,272,024
Coupa Software, Inc. *(a)	13,900	385,725
CSG Systems International, Inc.	51,100	1,916,761
DHI Group, Inc. *	76,400	294,140
Digimarc Corp. *(a)	17,200	496,220
Ebix, Inc.	42,400	2,616,080
Ellie Mae, Inc. *	54,700	5,566,272
Endurance International Group Holdings, Inc. *	119,602	908,975
EnerNOC, Inc. *	42,000	237,300
Envestnet, Inc. *	67,854	2,361,319
EPAM Systems, Inc. *	79,383	6,112,491
Everbridge, Inc. *	13,800	320,298
EVERTEC, Inc.	103,000	1,632,550
Exa Corp. *	21,600	297,216
ExlService Holdings, Inc. *	53,992	2,575,958
Fair Isaac Corp.	51,391	6,962,453
Five9, Inc. *	61,800	1,127,541
Forrester Research, Inc.	16,017	649,489
Gigamon, Inc. *	55,500	1,759,350
Global Sources Ltd. *	12,000	110,400
Globant S.A. *	39,851	1,509,954
Glu Mobile, Inc. *(a)	170,358	393,527
Gogo, Inc. *(a)	89,100	1,123,551
GrubHub, Inc. *	136,676	5,874,334
GTT Communications, Inc. *	40,643	1,117,683
Guidance Software, Inc. *	31,700	191,785
Hortonworks, Inc. *	82,800	861,948
HubSpot, Inc. *	46,689	3,130,497
Imperva, Inc. *	48,742	2,166,582
Information Services Group, Inc. *	48,500	152,775
Instructure, Inc. *	16,500	394,350
j2 Global, Inc.	76,328	6,887,839
Jive Software, Inc. *	82,300	415,615
Limelight Networks, Inc. *	90,900	285,426
Liquidity Services, Inc. *	37,500	292,500
LivePerson, Inc. *	80,400	566,820
LogMeIn, Inc.	85,700	9,684,100
ManTech International Corp., Class A	38,700	1,373,850
Marchex, Inc., Class B *	48,200	130,622
MAXIMUS, Inc.	107,617	6,563,561
MicroStrategy, Inc., Class A *	15,362	2,921,392
MINDBODY, Inc., Class A *	21,300	603,855
Mitek Systems, Inc. *	46,200	404,250
MobileIron, Inc. *	92,736	421,949
Model N, Inc. *	45,800	490,060
MoneyGram International, Inc. *	53,700	956,397
Monotype Imaging Holdings, Inc.	72,200	1,469,270
NCI, Inc., Class A *	10,000	148,500
NeuStar, Inc., Class A *	87,979	2,920,903
New Relic, Inc. *	33,800	1,351,324
NIC, Inc.	104,400	2,228,940
Numerex Corp., Class A *	21,400	96,300
Park City Group, Inc. *(a)	25,000	316,250
Paycom Software, Inc. *	70,907	4,272,147
Paylocity Holding Corp. *	33,245	1,311,183
Security	Number of Shares	Value ($)
Pegasystems, Inc.	59,600	2,714,780
Perficient, Inc. *	61,997	1,079,988
PFSweb, Inc. *	18,923	138,516
Planet Payment, Inc. *	66,200	276,054
Progress Software Corp.	79,220	2,354,418
Proofpoint, Inc. *	67,000	5,049,790
PROS Holdings, Inc. *	41,600	1,025,440
Q2 Holdings, Inc. *	44,593	1,701,223
QAD, Inc., Class A	20,400	616,080
Qualys, Inc. *	44,026	1,690,598
QuinStreet, Inc. *	44,900	201,152
Quotient Technology, Inc. *	103,532	1,128,499
Rapid7, Inc. *	31,100	527,145
RealNetworks, Inc. *	52,657	240,642
RealPage, Inc. *	87,900	3,256,695
Reis, Inc.	11,900	223,720
RetailMeNot, Inc. *	65,800	763,280
Rightside Group Ltd. *	17,500	175,700
RingCentral, Inc., Class A *	96,968	3,098,128
Rosetta Stone, Inc. *	31,000	348,750
Sapiens International Corp. N.V.	33,066	392,163
Science Applications International Corp.	69,284	5,057,039
SecureWorks Corp., Class A *	9,300	80,445
ServiceSource International, Inc. *	105,500	396,680
Shutterstock, Inc. *	30,360	1,312,463
Silver Spring Networks, Inc. *	60,200	686,882
SPS Commerce, Inc. *	28,300	1,563,858
Stamps.com, Inc. *	25,700	2,728,055
Sykes Enterprises, Inc. *	60,293	1,797,334
Synchronoss Technologies, Inc. *	70,662	1,130,592
Syntel, Inc.	56,917	1,002,308
Take-Two Interactive Software, Inc. *	161,512	10,151,029
TechTarget, Inc. *	31,700	293,225
Telenav, Inc. *	61,700	536,790
TeleTech Holdings, Inc.	27,200	850,000
The Hackett Group, Inc.	41,600	824,928
The Meet Group, Inc. *	99,000	590,040
The Rubicon Project, Inc. *	57,661	329,244
The Trade Desk, Inc., Class A *(a)	16,100	601,335
TiVo Corp.	192,409	3,800,078
Travelport Worldwide Ltd.	187,862	2,474,143
TrueCar, Inc. *	87,259	1,528,778
Unisys Corp. *	77,550	876,315
Varonis Systems, Inc. *	15,900	499,260
VASCO Data Security International, Inc. *	45,900	619,650
Verint Systems, Inc. *	99,560	3,912,708
VirnetX Holding Corp. *(a)	65,700	216,810
Virtusa Corp. *	44,900	1,391,002
Web.com Group, Inc. *	77,200	1,489,960
WebMD Health Corp. *	59,070	3,203,366
Workiva, Inc. *	34,700	582,960
Xactly Corp. *	51,200	593,920
XO Group, Inc. *	39,800	698,490
Zendesk, Inc. *	131,994	3,794,828
Zix Corp. *	88,900	482,727
		252,771,081

Technology Hardware & Equipment 5.3%
3D Systems Corp. *(a)	174,800	2,767,084
Acacia Communications, Inc. *(a)	8,000	366,720
ADTRAN, Inc.	79,800	1,596,000
Aerohive Networks, Inc. *	31,800	123,066
Agilysys, Inc. *	24,000	237,600
Anixter International, Inc. *	46,824	3,818,497
Applied Optoelectronics, Inc. *(a)	28,600	1,412,554
Avid Technology, Inc. *	43,642	244,613
AVX Corp.	72,454	1,225,197

29
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Badger Meter, Inc.	49,580	1,970,805
Bel Fuse, Inc., Class B	14,100	341,220
Belden, Inc.	69,108	4,816,828
Benchmark Electronics, Inc. *	80,594	2,554,830
Black Box Corp.	24,092	238,511
CalAmp Corp. *	63,500	1,139,190
Calix, Inc. *	62,600	419,420
Ciena Corp. *	223,874	5,128,953
Clearfield, Inc. *	16,700	236,305
Coherent, Inc. *	39,689	8,556,948
Comtech Telecommunications Corp.	37,500	525,375
Control4 Corp. *	31,800	537,420
CPI Card Group, Inc. (a)	30,300	109,080
Cray, Inc. *	62,100	1,111,590
CTS Corp.	52,200	1,153,620
Daktronics, Inc.	59,300	560,978
Diebold Nixdorf, Inc.	116,333	3,280,591
Digi International, Inc. *	44,700	554,280
Eastman Kodak Co. *	25,900	284,900
Electro Scientific Industries, Inc. *	42,900	299,442
Electronics For Imaging, Inc. *	77,588	3,551,979
EMCORE Corp.	50,590	455,310
ePlus, Inc. *	21,000	1,496,250
Extreme Networks, Inc. *	166,900	1,304,323
Fabrinet *	55,600	1,927,652
FARO Technologies, Inc. *	25,200	923,580
Finisar Corp. *	176,900	4,040,396
Harmonic, Inc. *	123,200	714,560
II-VI, Inc. *	100,700	3,338,205
Immersion Corp. *	46,379	406,744
Infinera Corp. *	246,404	2,444,328
Insight Enterprises, Inc. *	58,800	2,475,480
InterDigital, Inc.	57,700	5,187,230
InvenSense, Inc. *	133,100	1,711,666
Itron, Inc. *	54,869	3,558,255
Kimball Electronics, Inc. *	41,900	722,775
Knowles Corp. *	142,297	2,522,926
KVH Industries, Inc. *	30,800	246,400
Littelfuse, Inc.	35,800	5,518,570
Lumentum Holdings, Inc. *	85,800	3,667,950
Maxwell Technologies, Inc. *	50,000	305,000
Mesa Laboratories, Inc.	4,800	671,136
Methode Electronics, Inc.	59,900	2,668,545
MTS Systems Corp.	26,875	1,248,344
NETGEAR, Inc. *	52,800	2,489,520
NetScout Systems, Inc. *	149,300	5,621,145
Novanta, Inc. *	50,500	1,416,525
Oclaro, Inc. *(a)	175,000	1,401,750
OSI Systems, Inc. *	30,200	2,337,480
Park Electrochemical Corp.	32,946	570,625
PC Connection, Inc.	17,700	508,698
Plantronics, Inc.	57,130	3,119,298
Plexus Corp. *	56,462	2,935,459
Pure Storage, Inc., Class A *	107,400	1,139,514
Quantenna Communications, Inc. *	10,900	200,560
Radisys Corp. *	56,700	227,367
Rogers Corp. *	30,567	3,146,567
Sanmina Corp. *	123,700	4,607,825
ScanSource, Inc. *	45,205	1,785,597
ShoreTel, Inc. *	105,257	689,433
Silicom Ltd.	8,600	466,378
Sonus Networks, Inc. *	72,111	553,812
Stratasys Ltd. *	84,706	2,097,321
Super Micro Computer, Inc. *	67,326	1,642,754
SYNNEX Corp.	48,000	5,204,640
Systemax, Inc.	30,000	397,200
Tech Data Corp. *	59,067	5,649,759
TTM Technologies, Inc. *	120,192	2,010,812
Security	Number of Shares	Value ($)
Ubiquiti Networks, Inc. *	43,772	2,255,133
Universal Display Corp.	67,952	6,071,511
USA Technologies, Inc. *	56,300	275,870
ViaSat, Inc. *	83,619	5,354,125
Viavi Solutions, Inc. *	387,100	3,871,000
Vishay Intertechnology, Inc.	221,928	3,628,523
Vishay Precision Group, Inc. *	16,500	283,800
		168,679,222

Telecommunication Services 0.8%
ATN International, Inc.	18,000	1,245,420
Boingo Wireless, Inc. *	51,500	735,935
Cincinnati Bell, Inc. *	68,129	1,284,232
Cogent Communications Holdings, Inc.	65,300	2,938,500
Consolidated Communications Holdings, Inc. (a)	84,974	2,011,334
FairPoint Communications, Inc. *	36,600	624,030
General Communication, Inc., Class A *	46,100	1,725,984
Globalstar, Inc. *(a)	680,789	1,300,307
Hawaiian Telcom Holdco, Inc. *	9,713	247,196
IDT Corp., Class B	25,400	385,826
Intelsat S.A. *(a)	40,100	118,295
Iridium Communications, Inc. *	133,700	1,417,220
Lumos Networks Corp. *	27,200	487,152
NII Holdings, Inc. *	147,900	127,608
ORBCOMM, Inc. *	121,600	1,172,224
pdvWireless, Inc. *(a)	15,305	392,573
Shenandoah Telecommunications Co.	77,900	2,492,800
Spok Holdings, Inc.	39,700	712,615
Straight Path Communications, Inc., Class B *	17,115	2,205,439
Vonage Holdings Corp. *	313,700	2,104,927
Windstream Holdings, Inc.	282,082	1,557,093
		25,286,710

Transportation 1.5%
Air Transport Services Group, Inc. *	81,500	1,498,785
Allegiant Travel Co.	22,581	3,283,277
ArcBest Corp.	40,572	1,073,129
Atlas Air Worldwide Holdings, Inc. *	42,100	2,441,800
Celadon Group, Inc.	39,100	154,445
Costamare, Inc.	40,200	270,948
Covenant Transport Group, Inc., Class A *	21,294	398,836
Echo Global Logistics, Inc. *	45,275	848,906
Forward Air Corp.	52,282	2,779,834
Hawaiian Holdings, Inc. *	86,700	4,707,810
Heartland Express, Inc.	75,400	1,517,048
Hub Group, Inc., Class A *	52,798	2,067,042
Knight Transportation, Inc.	112,500	3,858,750
Marten Transport Ltd.	35,365	877,052
Matson, Inc.	68,131	2,159,753
P.A.M. Transportation Services, Inc. *	4,000	75,080
Park-Ohio Holdings Corp.	13,600	535,160
Radiant Logistics, Inc. *	67,754	406,524
Roadrunner Transportation Systems, Inc. *	57,700	387,744
Saia, Inc. *	41,000	1,974,150
Scorpio Bulkers, Inc. *	89,575	667,334
SkyWest, Inc.	80,412	2,991,326
Swift Transportation Co. *	122,800	3,018,424
Universal Logistics Holdings, Inc.	11,747	163,871
USA Truck, Inc. *	14,200	95,282
Werner Enterprises, Inc.	73,649	2,010,618
XPO Logistics, Inc. *	161,802	7,991,401
YRC Worldwide, Inc. *	59,200	631,072
		48,885,401

30
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Utilities 3.7%
ALLETE, Inc.	81,299	5,683,613
American States Water Co.	62,600	2,786,952
AquaVenture Holdings Ltd. *(a)	11,800	216,766
Artesian Resources Corp., Class A	10,500	403,305
Atlantic Power Corp. *	241,300	603,250
Atlantica Yield plc	92,484	1,927,367
Avista Corp.	101,530	4,095,720
Black Hills Corp.	84,898	5,774,762
California Water Service Group	75,774	2,705,132
Chesapeake Utilities Corp.	25,400	1,861,820
Connecticut Water Service, Inc.	18,400	987,528
Consolidated Water Co., Ltd.	20,376	240,437
Delta Natural Gas Co., Inc.	12,200	369,660
Dynegy, Inc. *	182,700	1,172,934
El Paso Electric Co.	66,503	3,431,555
Genie Energy Ltd., Class B	42,011	333,987
Global Water Resources, Inc. (a)	15,000	137,100
IDACORP, Inc.	83,643	7,069,506
MGE Energy, Inc.	58,940	3,789,842
Middlesex Water Co.	26,185	998,172
New Jersey Resources Corp.	141,100	5,693,385
Northwest Natural Gas Co.	45,995	2,741,302
NorthWestern Corp.	80,369	4,804,459
NRG Yield, Inc., Class A	59,933	1,039,238
NRG Yield, Inc., Class C	107,624	1,904,945
ONE Gas, Inc.	85,700	5,898,731
Ormat Technologies, Inc.	64,973	3,837,305
Otter Tail Corp.	66,253	2,616,994
Pattern Energy Group, Inc.	109,900	2,419,998
PNM Resources, Inc.	129,900	4,838,775
Portland General Electric Co.	149,008	6,756,023
SJW Group.	27,500	1,343,100
South Jersey Industries, Inc.	132,020	4,953,390
Southwest Gas Holdings, Inc.	78,196	6,549,697
Spark Energy, Inc., Class A (a)	7,900	283,610
Spire, Inc.	73,371	5,029,582
TerraForm Global, Inc., Class A *	144,200	684,950
TerraForm Power, Inc., Class A *	151,100	1,902,349
The York Water Co.	19,200	720,000
Unitil Corp.	22,100	1,070,303
Vivint Solar, Inc. *(a)	27,000	81,000
WGL Holdings, Inc.	83,033	6,846,901
		116,605,445
Total Common Stock
(Cost $2,165,609,297)		3,153,187,296

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	174,886	297,306

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	224,713	249,431
Omthera Pharmaceutical CVR *(d)	8,400	—
Tobira Therapeutics, Inc. *(d)	14,029	192,759
		442,190
Total Rights
(Cost $442,190)		739,496

Security	Number of Shares	Value ($)
Other Investment Company 2.6% of net assets

Securities Lending Collateral 2.6%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	83,253,815	83,253,815
Total Other Investment Company
(Cost $83,253,815)		83,253,815
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	32,097,833	32,097,833
BNP Paribas
0.42%, 05/01/17 (c)	3,841,662	3,841,662
Total Short-Term Investments
(Cost $35,939,495)		35,939,495

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,297,663,908 and the unrealized appreciation and depreciation were $1,183,254,916 and ($207,798,722), respectively, with a net unrealized appreciation of $975,456,194.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $80,171,978.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	234	16,361,280	89,302

31
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,472,334,120	5,824,673,305
0.0%	Rights	34,633	65,690
0.4%	Other Investment Company	22,506,953	22,506,953
0.2%	Short-Term Investment	11,400,000	11,400,000
100.2%	Total Investments	3,506,275,706	5,858,645,948
(0.2%)	Other Assets and Liabilities, Net		(13,013,671)
100.0%	Net Assets		5,845,632,277

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc	19,862	1,461,049
American Axle & Manufacturing Holdings, Inc. *	13,400	235,706
Autoliv, Inc.	21,000	2,103,990
BorgWarner, Inc.	44,800	1,894,144
Cooper Tire & Rubber Co.	15,600	597,480
Cooper-Standard Holding, Inc. *	5,400	610,578
Dana, Inc.	35,200	683,584
Delphi Automotive plc	63,485	5,104,194
Dorman Products, Inc. *	8,900	740,035
Ford Motor Co.	906,340	10,395,720
General Motors Co.	321,185	11,125,848
Gentex Corp.	59,600	1,230,740
Gentherm, Inc. *	13,007	483,210
Harley-Davidson, Inc.	42,093	2,391,303
Horizon Global Corp. *	3,717	52,373
LCI Industries	5,400	546,210
Lear Corp.	16,400	2,339,624
Modine Manufacturing Co. *	12,100	146,410
Motorcar Parts of America, Inc. *	13,800	418,416
Standard Motor Products, Inc.	7,500	381,225
Stoneridge, Inc. *	13,100	256,891
Strattec Security Corp.	1,500	48,225
Tenneco, Inc.	10,080	635,342
Tesla, Inc. *	28,319	8,894,148
The Goodyear Tire & Rubber Co.	53,637	1,943,269
Thor Industries, Inc.	10,000	961,800
Tower International, Inc.	5,564	150,784
Visteon Corp. *	8,000	823,600
VOXX International Corp. *	9,100	59,150
Winnebago Industries, Inc.	7,400	212,380
		56,927,428

Banks 6.7%
1st Source Corp.	6,080	293,725
Ameris Bancorp	6,348	298,991
Arrow Financial Corp.	5,886	201,595
Associated Banc-Corp.	32,290	804,021
Astoria Financial Corp.	19,300	393,527
Banc of California, Inc.	15,000	325,500
BancFirst Corp.	2,300	220,915
BancorpSouth, Inc.	16,112	490,610
Security	Number of Shares	Value ($)
Bank Mutual Corp.	18,268	168,066
Bank of America Corp.	2,341,001	54,638,963
Bank of Hawaii Corp.	10,000	814,800
Bank of the Ozarks, Inc.	22,800	1,082,316
BankUnited, Inc.	26,896	949,160
Banner Corp.	5,571	307,519
BB&T Corp.	194,107	8,381,540
Beneficial Bancorp, Inc.	29,899	478,384
Berkshire Hills Bancorp, Inc.	8,000	300,000
BNC Bancorp	11,012	368,351
BofI Holding, Inc. *(b)	20,000	477,800
BOK Financial Corp.	3,740	315,245
Boston Private Financial Holdings, Inc.	20,729	323,372
Brookline Bancorp, Inc.	33,705	490,408
Bryn Mawr Bank Corp.	3,400	145,860
Camden National Corp.	3,750	160,312
Capital Bank Financial Corp., Class A	10,300	427,450
Capital City Bank Group, Inc.	6,875	141,694
Capitol Federal Financial, Inc.	37,463	548,084
Cathay General Bancorp	16,006	609,028
CenterState Banks, Inc.	17,590	443,796
Central Pacific Financial Corp.	10,269	321,214
Century Bancorp, Inc., Class A	800	50,440
Chemical Financial Corp.	15,770	748,286
CIT Group, Inc.	44,300	2,051,533
Citigroup, Inc.	647,289	38,267,726
Citizens Financial Group, Inc.	116,300	4,269,373
City Holding Co.	4,800	341,232
Columbia Banking System, Inc.	9,951	393,164
Comerica, Inc.	43,459	3,072,551
Commerce Bancshares, Inc.	20,482	1,125,486
Community Bank System, Inc.	15,800	884,010
Community Trust Bancorp, Inc.	10,335	464,558
ConnectOne Bancorp, Inc.	11,100	246,420
Cullen/Frost Bankers, Inc.	15,600	1,472,484
Customers Bancorp, Inc. *	13,200	408,276
CVB Financial Corp.	19,411	418,113
Dime Community Bancshares, Inc.	6,875	133,719
Eagle Bancorp, Inc. *	11,760	704,424
East West Bancorp, Inc.	34,500	1,872,315
Enterprise Financial Services Corp.	7,400	312,650
Essent Group Ltd. *	14,900	551,449
EverBank Financial Corp.	35,300	688,350
F.N.B. Corp.	66,933	953,126
FCB Financial Holdings, Inc., Class A *	14,600	689,850
Federal Agricultural Mortgage Corp., Class C	5,100	290,955
Fifth Third Bancorp	178,314	4,356,211
First BanCorp (Puerto Rico) *	56,579	332,685
First Busey Corp.	16,033	480,188
First Citizens BancShares, Inc., Class A	1,900	661,314
First Commonwealth Financial Corp.	24,904	321,511
First Financial Bancorp	23,039	637,028
First Financial Bankshares, Inc.	18,200	727,090
First Financial Corp.	2,600	126,880
First Hawaiian, Inc.	11,000	327,470
First Horizon National Corp.	66,116	1,213,229
First Interstate BancSystem, Inc., Class A	8,900	335,975
First Merchants Corp.	9,041	374,117

32
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Midwest Bancorp, Inc.	15,825	359,386
First Republic Bank	36,924	3,413,993
First United Corp. *	2,475	34,774
Flagstar Bancorp, Inc. *	8,060	235,674
Flushing Financial Corp.	6,800	200,464
Fulton Financial Corp.	37,785	697,133
Glacier Bancorp, Inc.	16,797	567,403
Great Southern Bancorp, Inc.	3,400	170,510
Great Western Bancorp, Inc.	13,000	535,600
Hancock Holding Co.	17,044	795,955
Hanmi Financial Corp.	14,700	427,035
Heartland Financial USA, Inc.	2,500	120,000
Heritage Financial Corp.	6,135	161,964
Hilltop Holdings, Inc.	14,975	416,455
Home BancShares, Inc.	34,000	865,300
HomeStreet, Inc. *	14,000	364,000
Hope Bancorp, Inc.	26,063	477,214
Huntington Bancshares, Inc.	265,936	3,419,937
IBERIABANK Corp.	12,858	1,020,282
Impac Mortgage Holdings, Inc. *	15,600	223,080
Independent Bank Corp., Massachusetts	5,700	360,810
Independent Bank Corp., Michigan	16,731	373,101
International Bancshares Corp.	13,484	504,302
Investors Bancorp, Inc.	78,997	1,094,108
JPMorgan Chase & Co.	833,063	72,476,481
Kearny Financial Corp.	29,323	428,116
KeyCorp	245,546	4,478,759
Lakeland Bancorp, Inc.	15,000	291,750
Lakeland Financial Corp.	5,550	253,413
LegacyTexas Financial Group, Inc.	8,700	328,947
LendingTree, Inc. *	2,444	344,360
M&T Bank Corp.	35,266	5,480,689
MainSource Financial Group, Inc.	5,535	189,297
MB Financial, Inc.	20,757	882,380
Merchants Bancshares, Inc.	3,650	181,770
Meridian Bancorp, Inc.	10,660	187,083
Meta Financial Group, Inc.	1,939	164,621
MGIC Investment Corp. *	102,800	1,083,512
MutualFirst Financial, Inc.	2,000	65,900
National Bank Holdings Corp., Class A	12,800	404,096
Nationstar Mortgage Holdings, Inc. *	10,200	164,322
NBT Bancorp, Inc.	11,500	439,070
New York Community Bancorp, Inc.	114,285	1,518,848
Northfield Bancorp, Inc.	15,765	289,761
Northrim BanCorp, Inc.	4,281	136,992
Northwest Bancshares, Inc.	19,350	312,309
OceanFirst Financial Corp.	7,150	197,697
Ocwen Financial Corp. *	18,620	42,640
OFG Bancorp	8,163	95,507
Old National Bancorp	29,600	497,280
Oritani Financial Corp.	6,000	101,700
Pacific Premier Bancorp, Inc. *	14,000	511,700
PacWest Bancorp	31,433	1,552,476
Park National Corp.	4,845	510,808
People's United Financial, Inc.	89,322	1,560,455
Peoples Bancorp, Inc.	13,100	438,588
Peoples Financial Corp. *	3,000	42,750
PHH Corp. *	22,086	284,909
Pinnacle Financial Partners, Inc.	9,466	605,824
Popular, Inc.	25,720	1,077,925
Premier Financial Bancorp, Inc.	2,909	62,340
PrivateBancorp, Inc.	21,000	1,213,170
Prosperity Bancshares, Inc.	17,300	1,162,560
Provident Financial Holdings, Inc.	4,350	83,651
Provident Financial Services, Inc.	14,017	360,097
Radian Group, Inc.	51,000	860,880
Regions Financial Corp.	273,873	3,765,754
Renasant Corp.	8,910	377,784
Security	Number of Shares	Value ($)
Republic Bancorp, Inc., Class A	6,521	234,626
S&T Bancorp, Inc.	12,400	445,904
Sandy Spring Bancorp, Inc.	5,900	255,175
Seacoast Banking Corp. of Florida *	17,436	421,951
ServisFirst Bancshares, Inc.	17,000	642,600
Shore Bancshares, Inc.	1,250	20,738
Signature Bank *	11,500	1,592,175
Simmons First National Corp., Class A	11,900	650,335
South State Corp.	5,584	492,230
Southside Bancshares, Inc.	5,226	181,447
Southwest Bancorp, Inc.	7,800	202,410
State Bank Financial Corp.	6,200	166,532
Sterling Bancorp	28,685	666,926
Stock Yards Bancorp, Inc.	5,505	225,705
Stonegate Bank	8,900	408,510
Sun Bancorp, Inc.	3,863	96,382
SunTrust Banks, Inc.	111,657	6,343,234
SVB Financial Group *	11,800	2,076,092
Synovus Financial Corp.	28,042	1,172,156
TCF Financial Corp.	32,100	529,971
Texas Capital Bancshares, Inc. *	10,689	813,433
TFS Financial Corp.	21,200	350,648
The First of Long Island Corp.	9,000	244,800
The PNC Financial Services Group, Inc.	114,342	13,692,454
Timberland Bancorp, Inc.	2,000	44,340
Tompkins Financial Corp.	4,024	332,664
Towne Bank	21,600	700,920
TriCo Bancshares	5,682	201,484
TriState Capital Holdings, Inc. *	17,300	430,770
TrustCo Bank Corp.	20,657	164,223
Trustmark Corp.	24,262	805,984
U.S. Bancorp	372,737	19,113,953
UMB Financial Corp.	11,374	824,501
Umpqua Holdings Corp.	51,951	917,974
Union Bankshares Corp.	12,893	441,456
United Bankshares, Inc.	20,827	830,997
United Community Banks, Inc.	11,678	319,393
United Financial Bancorp, Inc.	14,699	253,852
Univest Corp. of Pennsylvania	5,795	175,588
Valley National Bancorp	77,242	908,366
Walker & Dunlop, Inc. *	9,700	435,045
Washington Federal, Inc.	23,242	783,255
Washington Trust Bancorp, Inc.	3,600	177,120
Webster Financial Corp.	21,963	1,115,940
Wells Fargo & Co.	1,051,813	56,629,612
WesBanco, Inc.	14,156	563,550
Westamerica Bancorp	5,200	286,104
Western Alliance Bancorp *	26,200	1,254,980
Wintrust Financial Corp.	13,200	935,352
WSFS Financial Corp.	6,000	283,200
Zions Bancorp	49,625	1,986,489
		390,417,431

Capital Goods 7.7%
3M Co.	139,257	27,270,698
A.O. Smith Corp.	35,000	1,885,800
AAON, Inc.	10,279	376,725
AAR Corp.	8,400	302,316
Actuant Corp., Class A	10,280	280,644
Acuity Brands, Inc.	10,100	1,778,610
Advanced Drainage Systems, Inc.	7,807	179,951
AECOM *	31,725	1,085,312
Aegion Corp. *	17,800	406,196
Aerojet Rocketdyne Holdings, Inc. *	11,600	259,956
Aerovironment, Inc. *	4,200	119,994
AGCO Corp.	15,462	989,413
Air Lease Corp.	17,400	663,636

33
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Aircastle Ltd.	14,100	333,042
Alamo Group, Inc.	2,500	197,650
Albany International Corp., Class A	6,718	327,503
Allegion plc	21,033	1,654,035
Allison Transmission Holdings, Inc.	38,555	1,491,307
Altra Industrial Motion Corp.	4,300	189,845
American Railcar Industries, Inc. (b)	4,500	188,775
American Woodmark Corp. *	4,000	367,600
AMETEK, Inc.	55,959	3,200,855
Apogee Enterprises, Inc.	6,600	359,700
Applied Industrial Technologies, Inc.	6,525	417,600
Arconic, Inc.	97,499	2,664,648
Argan, Inc.	2,852	190,656
Armstrong Flooring, Inc. *	4,247	81,500
Armstrong World Industries, Inc. *	14,595	682,316
Astec Industries, Inc.	5,700	361,095
Astronics Corp. *	2,932	95,319
Axon Enterprise, Inc. *	11,800	290,044
AZZ, Inc.	10,000	590,500
Babcock & Wilcox Enterprises, Inc. *	8,700	81,519
Barnes Group, Inc.	11,200	615,664
Beacon Roofing Supply, Inc. *	16,100	798,077
BMC Stock Holdings, Inc. *	23,915	557,220
Briggs & Stratton Corp.	11,400	284,886
Builders FirstSource, Inc. *	17,100	273,771
BWX Technologies, Inc.	24,900	1,224,333
CAI International, Inc. *	22,100	455,702
Carlisle Cos., Inc.	15,000	1,520,850
Caterpillar, Inc.	138,269	14,139,388
Chart Industries, Inc. *	4,400	160,644
Chicago Bridge & Iron Co., N.V.	25,800	776,064
CIRCOR International, Inc.	3,750	250,163
Colfax Corp. *	26,100	1,056,267
Columbus McKinnon Corp.	4,300	112,359
Comfort Systems USA, Inc.	7,700	282,590
Continental Building Products, Inc. *	8,721	212,356
Crane Co.	13,000	1,038,830
Cubic Corp.	4,500	233,550
Cummins, Inc.	36,500	5,509,310
Curtiss-Wright Corp.	9,100	850,486
Deere & Co.	70,154	7,829,888
DigitalGlobe, Inc. *	12,322	396,768
DMC Global, Inc.	6,800	104,040
Donaldson Co., Inc.	36,200	1,675,336
Douglas Dynamics, Inc.	4,907	156,533
Dover Corp.	38,161	3,010,140
Ducommun, Inc. *	3,200	94,048
DXP Enterprises, Inc. *	1,700	62,016
Dycom Industries, Inc. *	8,600	908,676
Eaton Corp. plc	107,577	8,137,124
EMCOR Group, Inc.	12,700	834,898
Emerson Electric Co.	152,970	9,221,032
Encore Wire Corp.	4,600	203,320
EnerSys	7,500	623,325
Engility Holdings, Inc. *	4,116	116,689
EnPro Industries, Inc.	4,900	346,185
ESCO Technologies, Inc.	3,900	229,515
Esterline Technologies Corp. *	5,900	539,555
Fastenal Co.	63,432	2,834,142
Federal Signal Corp.	12,800	199,808
Flowserve Corp.	27,700	1,409,099
Fluor Corp.	35,719	1,833,099
Fortive Corp.	65,987	4,174,338
Fortune Brands Home & Security, Inc.	35,900	2,288,266
Franklin Electric Co., Inc.	9,700	398,670
GATX Corp.	8,900	533,110
Generac Holdings, Inc. *	12,500	439,625
General Cable Corp.	6,700	120,600
Security	Number of Shares	Value ($)
General Dynamics Corp.	66,800	12,945,172
General Electric Co.	2,028,900	58,817,811
Gibraltar Industries, Inc. *	6,300	247,275
Global Brass & Copper Holdings, Inc.	8,800	313,720
Graco, Inc.	10,812	1,166,074
Granite Construction, Inc.	8,150	429,587
Great Lakes Dredge & Dock Corp. *	11,600	52,780
Griffon Corp.	15,100	362,400
H&E Equipment Services, Inc.	6,800	143,616
Hardinge, Inc.	4,800	50,400
Harsco Corp. *	36,200	472,410
HD Supply Holdings, Inc. *	51,900	2,091,570
HEICO Corp.	6,469	459,734
HEICO Corp., Class A	13,250	812,225
Herc Holdings, Inc. *	5,820	264,635
Hexcel Corp.	21,200	1,097,100
Hillenbrand, Inc.	17,800	656,820
Honeywell International, Inc.	178,180	23,366,525
Hubbell, Inc.	11,300	1,278,369
Huntington Ingalls Industries, Inc.	10,672	2,143,898
Hyster-Yale Materials Handling, Inc.	2,300	138,253
IDEX Corp.	19,025	1,993,059
IES Holdings, Inc. *	5,105	102,100
Illinois Tool Works, Inc.	71,500	9,873,435
Ingersoll-Rand plc	61,300	5,440,375
ITT, Inc.	19,300	813,109
Jacobs Engineering Group, Inc.	26,500	1,455,380
John Bean Technologies Corp.	8,183	725,423
Johnson Controls International plc	218,221	9,071,447
Kadant, Inc.	3,001	186,512
Kaman Corp.	5,700	273,657
KBR, Inc.	24,000	337,200
Kennametal, Inc.	14,700	611,226
KLX, Inc. *	15,600	737,880
Kratos Defense & Security Solutions, Inc. *	49,080	373,990
L.B. Foster Co., Class A	1,400	19,880
L3 Technologies, Inc.	17,900	3,074,683
Lawson Products, Inc. *	5,500	125,125
Layne Christensen Co. *	4,500	35,865
Lennox International, Inc.	8,449	1,397,380
Lincoln Electric Holdings, Inc.	13,600	1,210,808
Lindsay Corp.	3,100	269,266
Lockheed Martin Corp.	59,135	15,933,926
Lydall, Inc. *	5,500	288,200
Masco Corp.	77,500	2,869,050
Masonite International Corp. *	8,700	723,840
MasTec, Inc. *	15,750	695,363
Mercury Systems, Inc. *	7,800	291,564
Meritor, Inc. *	22,600	402,506
Micronet Enertec Technologies, Inc. *	26,009	32,511
Moog, Inc., Class A *	7,587	520,848
MRC Global, Inc. *	15,600	284,388
MSC Industrial Direct Co., Inc., Class A	12,000	1,074,360
Mueller Industries, Inc.	11,800	378,072
Mueller Water Products, Inc., Class A	55,039	619,189
MYR Group, Inc. *	8,500	359,210
National Presto Industries, Inc.	2,900	302,615
Navistar International Corp. *	11,600	312,156
NCI Building Systems, Inc. *	14,480	253,400
NN, Inc.	16,700	460,920
Nordson Corp.	11,599	1,452,195
Northrop Grumman Corp.	41,259	10,148,064
NOW, Inc. *	18,205	309,667
Ocean Power Technologies, Inc. *(b)	121,730	174,074
Omega Flex, Inc.	700	39,319
Orbital ATK, Inc.	14,394	1,425,006
Oshkosh Corp.	14,300	992,277
Owens Corning	26,800	1,630,780

34
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PACCAR, Inc.	79,022	5,273,138
Parker-Hannifin Corp.	29,300	4,711,440
Patrick Industries, Inc. *	3,177	225,726
Pentair plc	42,885	2,766,511
PGT Innovations, Inc. *	10,000	109,000
Powell Industries, Inc.	2,800	96,572
Preformed Line Products Co.	1,000	52,930
Primoris Services Corp.	6,900	158,493
Proto Labs, Inc. *	4,800	278,400
Quanex Building Products Corp.	6,125	124,950
Quanta Services, Inc. *	38,271	1,356,324
Raven Industries, Inc.	5,600	173,600
Raytheon Co.	67,677	10,504,147
RBC Bearings, Inc. *	6,000	601,800
Regal Beloit Corp.	13,600	1,072,360
Rexnord Corp. *	29,900	729,560
Rockwell Automation, Inc.	28,431	4,473,618
Rockwell Collins, Inc.	37,301	3,882,661
Roper Technologies, Inc.	23,759	5,196,093
Rush Enterprises, Inc., Class A *	8,200	309,550
Sensata Technologies Holding N.V. *	34,800	1,433,064
Simpson Manufacturing Co., Inc.	16,200	675,702
SiteOne Landscape Supply, Inc. *	12,000	573,720
Snap-on, Inc.	12,280	2,057,268
Spirit AeroSystems Holdings, Inc., Class A	31,100	1,777,676
SPX Corp. *	7,110	171,067
SPX FLOW, Inc. *	7,110	256,955
Standex International Corp.	3,000	281,850
Stanley Black & Decker, Inc.	34,913	4,753,405
Sun Hydraulics Corp.	5,600	217,504
Teledyne Technologies, Inc. *	9,057	1,221,155
Tennant Co.	4,200	307,650
Terex Corp.	27,000	944,460
Textainer Group Holdings Ltd.	9,500	142,025
Textron, Inc.	68,300	3,186,878
The Boeing Co.	133,036	24,589,044
The Gorman-Rupp Co.	5,141	147,135
The Greenbrier Cos., Inc.	5,800	252,010
The KeyW Holding Corp. *	8,400	79,716
The Manitowoc Co., Inc. *	23,200	138,504
The Middleby Corp. *	14,000	1,905,820
The Timken Co.	19,300	931,225
The Toro Co.	25,900	1,681,428
Thermon Group Holdings, Inc. *	9,500	194,750
Titan International, Inc.	30,625	327,994
Titan Machinery, Inc. *	3,600	57,060
TransDigm Group, Inc.	11,800	2,911,414
Trex Co., Inc. *	5,400	395,226
TriMas Corp. *	9,293	213,274
Trinity Industries, Inc.	38,000	1,022,200
Triton International Ltd.	6,000	183,660
Triumph Group, Inc.	8,100	212,220
Tutor Perini Corp. *	7,100	219,035
Twin Disc, Inc. *	17,900	350,840
United Rentals, Inc. *	18,900	2,072,574
United Technologies Corp.	173,998	20,704,022
Univar, Inc. *	26,100	779,085
Universal Forest Products, Inc.	4,600	438,334
USG Corp. *	28,300	857,490
Valmont Industries, Inc.	6,100	929,335
Vectrus, Inc. *	1,938	49,303
Veritiv Corp. *	1,466	75,719
Vicor Corp. *	9,900	178,200
W.W. Grainger, Inc.	12,100	2,331,670
Wabash National Corp.	11,200	255,136
WABCO Holdings, Inc. *	12,733	1,513,572
Wabtec Corp.	19,456	1,632,164
Watsco, Inc.	6,800	943,840
Security	Number of Shares	Value ($)
Watts Water Technologies, Inc., Class A	7,800	485,160
Welbilt, Inc. *	23,200	475,600
Wesco Aircraft Holdings, Inc. *	13,500	164,025
WESCO International, Inc. *	12,200	743,590
Woodward, Inc.	14,800	1,001,516
Xylem, Inc.	41,800	2,148,938
		449,537,869

Commercial & Professional Services 0.9%
ABM Industries, Inc.	13,900	600,341
ACCO Brands Corp. *	42,001	598,514
ARC Document Solutions, Inc. *	3,000	11,040
Brady Corp., Class A	15,400	599,830
Casella Waste Systems, Inc., Class A *	13,300	200,165
CDI Corp. *	5,500	44,825
Cintas Corp.	19,650	2,406,536
Clean Harbors, Inc. *	10,900	633,399
Cogint, Inc. *(b)	79,100	419,230
CompX International, Inc.	2,000	29,800
Copart, Inc. *	54,436	1,682,072
Covanta Holding Corp.	26,400	384,120
CRA International, Inc.	4,200	159,348
Deluxe Corp.	12,100	870,111
Ennis, Inc.	6,500	114,400
Equifax, Inc.	26,116	3,533,756
Essendant, Inc.	5,800	96,860
Exponent, Inc.	6,600	403,590
FTI Consulting, Inc. *	11,500	397,785
GP Strategies Corp. *	1,500	40,650
Healthcare Services Group, Inc.	20,256	929,953
Heidrick & Struggles International, Inc.	5,000	107,500
Herman Miller, Inc.	8,700	287,970
HNI Corp.	12,700	593,852
Huron Consulting Group, Inc. *	5,000	222,500
ICF International, Inc. *	6,500	286,975
IHS Markit Ltd. *	78,260	3,396,484
InnerWorkings, Inc. *	7,400	78,366
Insperity, Inc.	6,800	621,180
Interface, Inc.	24,700	491,530
KAR Auction Services, Inc.	36,200	1,579,044
Kelly Services, Inc., Class A	5,700	127,224
Kforce, Inc.	7,105	161,284
Kimball International, Inc., Class B	9,100	161,707
Knoll, Inc.	7,000	167,720
Korn/Ferry International	6,600	213,840
LSC Communications, Inc.	4,579	118,459
ManpowerGroup, Inc.	14,537	1,467,946
Mastech Digital, Inc. *	675	4,860
Matthews International Corp., Class A	5,300	363,315
McGrath RentCorp	4,600	160,126
Mistras Group, Inc. *	4,000	90,000
Mobile Mini, Inc.	14,700	421,890
MSA Safety, Inc.	8,700	677,295
Multi-Color Corp.	4,625	355,200
Navigant Consulting, Inc. *	14,000	335,580
Nielsen Holdings plc	75,100	3,088,863
NL Industries, Inc. *	7,800	63,180
On Assignment, Inc. *	12,700	657,479
Pitney Bowes, Inc.	35,500	471,795
Quad Graphics, Inc.	9,800	257,348
Republic Services, Inc.	52,445	3,303,511
Resources Connection, Inc.	11,300	157,070
Robert Half International, Inc.	26,900	1,238,745
Rollins, Inc.	21,927	851,425
RPX Corp. *	10,300	132,252
RR Donnelley & Sons Co.	12,212	153,505
Steelcase, Inc., Class A	11,500	196,075

35
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Stericycle, Inc. *	19,900	1,698,266
Team, Inc. *	4,548	122,341
Tetra Tech, Inc.	13,131	577,107
The Advisory Board Co. *	13,800	705,180
The Brink's Co.	7,100	435,940
The Dun & Bradstreet Corp.	7,840	859,342
TransUnion *	27,900	1,116,837
TRC Cos., Inc. *	3,350	58,625
TriNet Group, Inc. *	11,600	341,040
TrueBlue, Inc. *	10,100	276,235
UniFirst Corp.	3,700	515,040
US Ecology, Inc.	3,500	165,025
Verisk Analytics, Inc. *	36,600	3,030,846
Viad Corp.	3,625	163,850
Virco Manufacturing Corp. *	1,170	5,324
WageWorks, Inc. *	11,900	878,220
Waste Management, Inc.	94,010	6,842,048
West Corp.	11,812	315,262
Willdan Group, Inc. *	8,400	238,308
		55,564,256

Consumer Durables & Apparel 1.4%
American Outdoor Brands Corp. *	12,400	274,660
AV Homes, Inc. *	6,500	114,075
Beazer Homes USA, Inc. *	10,835	134,462
Brunswick Corp.	18,400	1,044,200
CalAtlantic Group, Inc.	12,527	453,728
Callaway Golf Co.	31,065	368,120
Carter's, Inc.	14,400	1,325,376
Cavco Industries, Inc. *	1,610	191,187
Coach, Inc.	66,208	2,607,933
Columbia Sportswear Co.	6,900	390,678
Crocs, Inc. *	15,000	93,450
CSS Industries, Inc.	4,800	126,528
D.R. Horton, Inc.	74,190	2,440,109
Deckers Outdoor Corp. *	7,500	446,925
Ethan Allen Interiors, Inc.	10,200	303,960
Flexsteel Industries, Inc.	1,900	100,928
Foamex International, Inc. *(e)	2,278	—
Fossil Group, Inc. *	7,662	132,169
G-III Apparel Group Ltd. *	11,300	267,810
Garmin Ltd.	27,800	1,413,352
GoPro, Inc., Class A *(b)	49,800	410,850
Hanesbrands, Inc.	89,688	1,956,095
Hasbro, Inc.	25,100	2,487,661
Helen of Troy Ltd. *	7,900	742,600
Hovnanian Enterprises, Inc., Class A *	50,500	118,170
Iconix Brand Group, Inc. *	9,600	67,200
Installed Building Products, Inc. *	4,326	230,792
iRobot Corp. *	7,300	582,102
JAKKS Pacific, Inc. *	7,500	36,750
Kate Spade & Co. *	27,500	478,500
KB Home	19,700	405,820
La-Z-Boy, Inc.	17,600	491,040
Leggett & Platt, Inc.	33,800	1,775,852
Lennar Corp., Class A	49,752	2,512,476
Libbey, Inc.	7,232	75,936
lululemon Athletica, Inc. *	23,957	1,245,764
M.D.C. Holdings, Inc.	9,453	293,138
M/I Homes, Inc. *	3,000	81,480
Marine Products Corp.	405	4,844
Mattel, Inc.	76,700	1,719,614
Meritage Homes Corp. *	15,000	584,250
Michael Kors Holdings Ltd. *	38,700	1,444,671
Mohawk Industries, Inc. *	14,919	3,502,832
Movado Group, Inc.	5,800	135,720
NACCO Industries, Inc., Class A	1,900	160,835
Security	Number of Shares	Value ($)
Nautilus, Inc. *	9,825	178,815
Newell Brands, Inc.	108,101	5,160,742
NIKE, Inc., Class B	310,390	17,198,710
Nova Lifestyle, Inc. *(b)	57,200	90,948
NVR, Inc. *	700	1,477,875
Oxford Industries, Inc.	2,500	144,950
Perry Ellis International, Inc. *	5,500	112,860
Polaris Industries, Inc. (b)	16,081	1,371,066
PulteGroup, Inc.	68,976	1,563,686
PVH Corp.	16,411	1,658,003
Ralph Lauren Corp.	12,400	1,000,928
Sequential Brands Group, Inc. *	18,160	61,199
Skechers U.S.A., Inc., Class A *	38,000	959,500
Steven Madden Ltd. *	14,112	536,962
Sturm, Ruger & Co., Inc. (b)	2,700	163,215
Superior Uniform Group, Inc.	3,200	58,368
Taylor Morrison Home Corp., Class A *	9,876	228,136
Tempur Sealy International, Inc. *	13,900	652,605
Toll Brothers, Inc.	31,200	1,122,888
TopBuild Corp. *	7,688	393,549
TRI Pointe Group, Inc. *	25,000	311,250
Tupperware Brands Corp.	14,300	1,026,883
Under Armour, Inc., Class A *(b)	50,500	1,085,245
Under Armour, Inc., Class C *	37,665	731,078
Universal Electronics, Inc. *	5,200	360,360
Vera Bradley, Inc. *	11,000	100,650
VF Corp.	71,900	3,927,897
Vista Outdoor, Inc. *	17,574	343,747
Vuzix Corp. *(b)	7,800	46,020
Whirlpool Corp.	17,614	3,270,568
William Lyon Homes, Class A *	14,900	327,800
Wolverine World Wide, Inc.	27,500	663,025
		80,104,170

Consumer Services 2.2%
American Public Education, Inc. *	5,600	123,760
Aramark	54,200	1,979,384
Ascent Capital Group, Inc., Class A *	3,116	39,916
Belmond Ltd., Class A *	12,600	156,240
Biglari Holdings, Inc. *	279	119,030
BJ's Restaurants, Inc. *	7,300	329,230
Bloomin' Brands, Inc.	20,900	453,321
Bob Evans Farms, Inc.	4,200	280,308
Boyd Gaming Corp. *	21,300	483,084
Bridgepoint Education, Inc. *	13,700	167,140
Bright Horizons Family Solutions, Inc. *	13,712	1,043,757
Brinker International, Inc.	12,650	559,003
Buffalo Wild Wings, Inc. *	4,800	756,240
Caesars Entertainment Corp. *(b)	41,600	461,760
Career Education Corp. *	25,114	254,907
Carnival Corp.	100,339	6,197,940
Chipotle Mexican Grill, Inc. *	6,879	3,263,879
Choice Hotels International, Inc.	12,200	764,940
Churchill Downs, Inc.	2,900	483,720
Chuy's Holdings, Inc. *	6,760	201,448
ClubCorp Holdings, Inc.	21,142	284,360
Cracker Barrel Old Country Store, Inc. (b)	5,146	824,338
Darden Restaurants, Inc.	28,900	2,461,991
Dave & Buster's Entertainment, Inc. *	12,600	806,526
Denny's Corp. *	21,100	267,970
DeVry Education Group, Inc.	9,400	355,790
DineEquity, Inc.	3,000	169,620
Domino's Pizza, Inc.	12,200	2,212,958
Dover Motorsports, Inc.	1,400	2,870
Drive Shack, Inc.	14,153	57,744
Dunkin' Brands Group, Inc.	21,600	1,206,576
Eldorado Resorts, Inc. *	5,800	110,925

36
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Extended Stay America, Inc.	33,200	579,008
Fiesta Restaurant Group, Inc. *	4,300	104,705
Golden Entertainment, Inc.	3,400	47,736
Graham Holdings Co., Class B	900	541,530
Grand Canyon Education, Inc. *	14,900	1,119,884
H&R Block, Inc.	54,700	1,356,013
Hilton Grand Vacations, Inc. *	12,024	402,443
Hilton Worldwide Holdings, Inc.	46,182	2,723,353
Houghton Mifflin Harcourt Co. *	19,600	225,400
Hyatt Hotels Corp., Class A *	9,600	532,800
ILG, Inc.	25,089	604,896
International Speedway Corp., Class A	6,445	239,109
Isle of Capri Casinos, Inc. *(b)	11,800	272,108
J Alexander's Holdings, Inc. *	2,846	31,306
Jack in the Box, Inc.	7,000	713,790
K12, Inc. *	12,100	228,085
La Quinta Holdings, Inc. *	15,800	222,938
Las Vegas Sands Corp.	86,100	5,079,039
Luby's, Inc. *	6,900	20,286
Marriott International, Inc., Class A	72,592	6,854,137
Marriott Vacations Worldwide Corp.	4,080	449,534
McDonald's Corp.	190,240	26,620,283
MGM Resorts International	106,500	3,270,615
Monarch Casino & Resort, Inc. *	8,000	235,760
Norwegian Cruise Line Holdings Ltd. *	38,400	2,070,912
Panera Bread Co., Class A *	5,600	1,751,008
Papa John's International, Inc.	6,800	537,608
Penn National Gaming, Inc. *	17,000	314,160
Pinnacle Entertainment, Inc. *	9,800	201,586
Planet Fitness, Inc., Class A	24,700	513,760
Red Robin Gourmet Burgers, Inc. *	2,300	135,125
Regis Corp. *	17,300	188,743
Royal Caribbean Cruises Ltd.	38,400	4,093,440
Ruby Tuesday, Inc. *	33,713	85,968
Scientific Games Corp., Class A *	10,900	258,875
SeaWorld Entertainment, Inc.	28,211	494,539
Service Corp. International	44,900	1,446,678
ServiceMaster Global Holdings, Inc. *	30,000	1,143,000
Six Flags Entertainment Corp.	20,000	1,252,200
Sonic Corp.	12,868	345,892
Sotheby's *	11,338	536,968
Speedway Motorsports, Inc.	6,700	120,935
Starbucks Corp.	335,794	20,167,788
Strayer Education, Inc.	4,300	372,853
Texas Roadhouse, Inc.	16,100	754,768
The Cheesecake Factory, Inc.	13,087	839,662
The Wendy's Co.	50,775	748,423
Vail Resorts, Inc.	9,100	1,798,706
Weight Watchers International, Inc. *	6,500	135,720
Wyndham Worldwide Corp.	23,044	2,196,324
Wynn Resorts Ltd.	18,900	2,324,889
Yum! Brands, Inc.	79,700	5,240,275
		129,426,238

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	14,617	2,420,429
AG Mortgage Investment Trust, Inc.	12,000	227,400
AGNC Investment Corp.	88,000	1,854,160
Ally Financial, Inc.	103,500	2,049,300
American Express Co.	171,903	13,623,313
Ameriprise Financial, Inc.	35,830	4,580,865
Annaly Capital Management, Inc.	247,253	2,920,058
Anworth Mortgage Asset Corp.	24,200	141,812
Apollo Commercial Real Estate Finance, Inc.	16,786	323,802
Arlington Asset Investment Corp., Class A (b)	6,941	101,061
Security	Number of Shares	Value ($)
ARMOUR Residential REIT, Inc.	7,625	183,534
Artisan Partners Asset Management, Inc., Class A	5,500	161,150
Associated Capital Group, Inc., Class A	3,400	114,410
Asta Funding, Inc. *	6,000	50,400
Atlanticus Holdings Corp. *	4,629	12,035
Berkshire Hathaway, Inc., Class B *	444,402	73,419,654
BGC Partners, Inc., Class A	61,300	697,594
BlackRock, Inc.	28,832	11,087,922
Blackstone Mortgage Trust, Inc., Class A	18,102	558,990
Capital One Financial Corp.	109,257	8,782,078
Capstead Mortgage Corp.	21,740	242,184
CBOE Holdings, Inc.	22,896	1,886,859
Chimera Investment Corp.	33,940	691,018
CIM Commercial Trust Corp.	9,700	155,685
CME Group, Inc.	79,450	9,231,295
Cohen & Steers, Inc.	5,400	215,460
Cowen Group, Inc., Class A *	2,972	47,255
Credit Acceptance Corp. *(b)	3,400	691,050
CYS Investments, Inc.	25,500	217,515
Discover Financial Services	88,507	5,539,653
Donnelley Financial Solutions, Inc. *	4,579	101,745
Dynex Capital, Inc.	21,998	152,226
E*TRADE Financial Corp. *	59,698	2,062,566
Eaton Vance Corp.	22,700	974,511
Encore Capital Group, Inc. *	5,600	186,760
Enova International, Inc. *	6,313	89,645
Evercore Partners, Inc., Class A	12,300	907,125
EZCORP, Inc., Class A *	20,600	186,430
FactSet Research Systems, Inc.	9,650	1,575,459
Federated Investors, Inc., Class B	32,450	870,309
Financial Engines, Inc.	21,200	901,000
FirstCash, Inc.	13,896	721,897
FNFV Group *	16,478	225,749
Franklin Resources, Inc.	82,500	3,556,575
GAMCO Investors, Inc., Class A	3,400	97,580
Green Dot Corp., Class A *	12,149	416,589
Greenhill & Co., Inc.	4,500	113,850
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	284,960
Interactive Brokers Group, Inc., Class A	13,600	473,688
Intercontinental Exchange, Inc.	140,430	8,453,886
INTL. FCStone, Inc. *	4,437	165,722
Invesco Ltd.	88,200	2,905,308
Invesco Mortgage Capital, Inc.	22,300	363,713
Investment Technology Group, Inc.	8,050	160,276
Janus Capital Group, Inc.	26,200	357,892
KCG Holdings, Inc., Class A *	15,533	309,107
Lazard Ltd., Class A	28,600	1,228,084
Legg Mason, Inc.	17,550	656,019
LendingClub Corp. *	93,500	546,975
Leucadia National Corp.	72,450	1,839,505
LPL Financial Holdings, Inc.	22,300	937,492
MarketAxess Holdings, Inc.	8,900	1,713,428
MFA Financial, Inc.	93,700	778,647
Moody's Corp.	37,800	4,472,496
Morgan Stanley	339,725	14,733,873
Morningstar, Inc.	5,500	402,215
MSCI, Inc.	23,000	2,307,360
MTGE Investment Corp.	14,600	262,800
Nasdaq, Inc.	26,100	1,797,507
Navient Corp.	72,000	1,094,400
Nelnet, Inc., Class A	6,400	288,064
New Residential Investment Corp.	71,750	1,196,073
New York Mortgage Trust, Inc.	18,600	119,226
NewStar Financial, Inc.	13,500	144,990
Northern Trust Corp.	50,100	4,509,000
OneMain Holdings, Inc. *	10,500	244,860

37
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PennyMac Mortgage Investment Trust	14,400	257,472
PICO Holdings, Inc. *	3,700	59,570
Piper Jaffray Cos.	3,950	247,270
PRA Group, Inc. *	9,800	315,560
Raymond James Financial, Inc.	30,750	2,291,490
Redwood Trust, Inc.	19,700	336,279
Resource Capital Corp.	37,950	354,833
S&P Global, Inc.	58,761	7,885,139
Santander Consumer USA Holdings, Inc. *	43,700	556,738
SEI Investments Co.	31,100	1,577,081
SLM Corp. *	93,396	1,171,186
Starwood Property Trust, Inc.	63,073	1,431,126
State Street Corp.	83,260	6,985,514
Stifel Financial Corp. *	11,785	575,933
Synchrony Financial	177,913	4,945,981
T. Rowe Price Group, Inc.	59,400	4,210,866
TD Ameritrade Holding Corp.	56,600	2,166,082
The Bank of New York Mellon Corp.	240,018	11,295,247
The Charles Schwab Corp. (a)	285,070	11,074,969
The Goldman Sachs Group, Inc.	86,355	19,326,249
Two Harbors Investment Corp.	107,000	1,068,930
Virtus Investment Partners, Inc.	3,475	369,740
Voya Financial, Inc.	45,389	1,696,641
Waddell & Reed Financial, Inc., Class A	14,750	265,353
Western Asset Mortgage Capital Corp.	4,607	48,512
Westwood Holdings Group, Inc.	1,785	99,603
WisdomTree Investments, Inc. (b)	20,500	171,175
World Acceptance Corp. *	3,000	158,700
		289,058,762

Energy 5.9%
Abraxas Petroleum Corp. *	36,200	67,694
Adams Resources & Energy, Inc.	2,300	93,426
Alon USA Energy, Inc.	8,700	105,183
Anadarko Petroleum Corp.	127,168	7,251,119
Antero Resources Corp. *	32,800	695,032
Apache Corp.	84,372	4,103,854
Arch Coal, Inc., Class A *	5,800	407,392
Archrock, Inc.	10,720	126,496
Atwood Oceanics, Inc. *	9,500	74,385
Baker Hughes, Inc.	97,965	5,816,182
Bill Barrett Corp. *	38,500	147,840
Bonanza Creek Energy, Inc. *(b)	2,127	119,836
Bonanza Creek Energy, Inc. - Escrow Shares (e)	237,300	—
Bristow Group, Inc.	19,700	263,389
Cabot Oil & Gas Corp.	112,800	2,621,472
California Resources Corp. *(b)	23,232	271,814
Callon Petroleum Co. *	61,700	730,528
Carrizo Oil & Gas, Inc. *	13,100	329,465
Centennial Resource Development, Inc., Class A *	33,700	555,713
Cheniere Energy, Inc. *	56,300	2,553,205
Chesapeake Energy Corp. *	172,130	905,404
Chevron Corp.	441,723	47,131,844
Cimarex Energy Co.	22,562	2,632,534
Comstock Resources, Inc. *(b)	10,160	88,798
Concho Resources, Inc. *	35,431	4,487,690
ConocoPhillips	291,231	13,952,877
CONSOL Energy, Inc. *	44,600	677,028
Continental Resources, Inc. *	23,600	1,000,876
Core Laboratories N.V. (b)	9,800	1,086,036
CVR Energy, Inc.	5,100	111,639
Delek US Holdings, Inc.	10,700	257,549
Denbury Resources, Inc. *	103,025	228,716
Devon Energy Corp.	128,060	5,057,089
Diamond Offshore Drilling, Inc. *	11,400	164,388
Security	Number of Shares	Value ($)
Diamondback Energy, Inc. *	19,721	1,968,945
Dril-Quip, Inc. *	12,700	654,685
Energen Corp. *	22,600	1,174,974
Ensco plc, Class A	81,500	643,035
EOG Resources, Inc.	135,948	12,575,190
EQT Corp.	37,900	2,203,506
Era Group, Inc. *	2,850	36,224
Exterran Corp. *	5,360	146,703
Exxon Mobil Corp.	967,499	78,996,293
Fairmount Santrol Holdings, Inc. *	35,100	181,116
Forum Energy Technologies, Inc. *	11,200	189,280
Frank's International N.V. (b)	14,000	127,400
Gastar Exploration, Inc. *	240,300	314,793
Geospace Technologies Corp. *	1,800	29,772
Gevo, Inc. *(b)	301,600	313,664
Green Plains, Inc.	9,300	213,900
Gulf Island Fabrication, Inc.	4,100	40,795
Gulfport Energy Corp. *	39,003	619,368
Halliburton Co.	205,344	9,421,183
Helix Energy Solutions Group, Inc. *	39,464	241,520
Helmerich & Payne, Inc.	23,717	1,438,199
Hess Corp.	59,400	2,900,502
HollyFrontier Corp.	38,654	1,087,724
Kinder Morgan, Inc.	434,178	8,957,092
Kosmos Energy Ltd. *	75,600	454,356
Laredo Petroleum, Inc. *	40,100	515,686
Marathon Oil Corp.	198,714	2,954,877
Marathon Petroleum Corp.	123,408	6,286,404
Matador Resources Co. *	12,100	262,328
Matrix Service Co. *	8,000	94,000
McDermott International, Inc. *	39,100	255,714
Murphy Oil Corp.	38,000	994,840
Nabors Industries Ltd.	70,734	731,390
National Oilwell Varco, Inc.	88,022	3,078,129
Natural Gas Services Group, Inc. *	7,500	205,500
Newfield Exploration Co. *	45,100	1,561,362
Newpark Resources, Inc. *	11,500	87,975
Noble Corp. plc	54,955	263,784
Noble Energy, Inc.	109,448	3,538,438
Oasis Petroleum, Inc. *	51,700	617,298
Occidental Petroleum Corp.	178,253	10,969,690
Oceaneering International, Inc.	23,100	609,609
Oil States International, Inc. *	8,600	255,850
ONEOK, Inc.	52,129	2,742,507
Pacific Ethanol, Inc. *	10,200	69,360
Panhandle Oil & Gas, Inc., Class A	6,200	117,490
Parker Drilling Co. *	60,300	99,495
Parsley Energy, Inc., Class A *	47,100	1,403,109
Patterson-UTI Energy, Inc.	38,800	839,826
PBF Energy, Inc., Class A	21,913	489,098
PDC Energy, Inc. *	13,100	723,513
PHI, Inc. - Non Voting Shares *	4,000	46,920
Phillips 66	104,165	8,287,367
Pioneer Energy Services Corp. *	13,100	39,955
Pioneer Natural Resources Co.	39,033	6,752,319
QEP Resources, Inc. *	49,600	585,776
Range Resources Corp.	46,305	1,226,619
Resolute Energy Corp. *	9,680	362,516
REX American Resources Corp. *	4,875	461,565
Rice Energy, Inc. *	43,736	931,139
RigNet, Inc. *	4,141	81,164
Ring Energy, Inc. *	22,800	273,600
Rowan Cos. plc, Class A *	40,600	571,242
RPC, Inc. (b)	16,118	292,864
RSP Permian, Inc. *	26,400	1,004,520
Sanchez Energy Corp. *	8,700	67,338
Schlumberger Ltd.	325,003	23,591,968
SEACOR Holdings, Inc. *	4,850	318,451

38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SemGroup Corp., Class A	7,000	233,100
SM Energy Co.	22,500	508,275
Southwestern Energy Co. *	114,975	863,462
SRC Energy, Inc. *	63,800	481,052
Superior Energy Services, Inc. *	26,099	315,276
Synthesis Energy Systems, Inc. *	334,602	274,307
Targa Resources Corp.	44,900	2,475,337
TechnipFMC plc *	110,564	3,331,293
Tellurian, Inc. *(b)	23,000	230,690
Tesco Corp. *	7,000	45,850
Tesoro Corp.	28,900	2,303,619
TETRA Technologies, Inc. *	12,100	40,293
The Williams Cos., Inc.	192,883	5,908,006
Transocean Ltd. *	85,400	941,962
Unit Corp. *	19,300	414,757
Uranium Energy Corp. *(b)	226,400	280,736
US Silica Holdings, Inc.	15,500	643,250
Valero Energy Corp.	105,580	6,821,524
Weatherford International plc *	241,449	1,393,161
Western Refining, Inc.	19,153	660,587
Westmoreland Coal Co. *	9,600	102,336
Whiting Petroleum Corp. *	62,070	515,181
World Fuel Services Corp.	17,400	640,842
WPX Energy, Inc. *	83,753	999,173
		344,133,376

Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	8,544	957,526
Costco Wholesale Corp.	102,485	18,193,137
CVS Health Corp.	239,537	19,747,430
Ingles Markets, Inc., Class A	4,200	196,140
Performance Food Group Co. *	10,000	249,000
PriceSmart, Inc.	7,100	617,345
Rite Aid Corp. *	261,480	1,045,920
SpartanNash, Co.	12,540	461,472
Sprouts Farmers Market, Inc. *	35,374	789,194
SUPERVALU, Inc. *	14,532	59,581
Sysco Corp.	113,036	5,976,213
The Andersons, Inc.	3,600	134,460
The Kroger Co.	221,532	6,568,424
U.S. Foods Holding Corp. *	20,100	566,820
United Natural Foods, Inc. *	15,300	635,409
Wal-Mart Stores, Inc.	354,189	26,627,929
Walgreens Boots Alliance, Inc.	199,422	17,257,980
Weis Markets, Inc.	6,900	398,889
Whole Foods Market, Inc.	70,777	2,574,160
		103,057,029

Food, Beverage & Tobacco 4.8%
Alico, Inc.	2,000	59,900
Alliance One International, Inc. *	2,460	33,825
Altria Group, Inc.	449,423	32,259,583
Archer-Daniels-Midland Co.	126,958	5,808,329
B&G Foods, Inc.	15,000	630,000
Blue Buffalo Pet Products, Inc. *	24,900	613,785
Brown-Forman Corp., Class A	10,000	480,600
Brown-Forman Corp., Class B	44,232	2,093,058
Bunge Ltd.	32,100	2,536,863
Cal-Maine Foods, Inc. (b)	5,200	196,300
Calavo Growers, Inc.	4,846	317,898
Campbell Soup Co.	40,100	2,307,354
Coca-Cola Bottling Co. Consolidated	1,248	264,401
ConAgra Brands, Inc.	98,193	3,807,925
Constellation Brands, Inc., Class A	40,769	7,034,283
Darling Ingredients, Inc. *	56,100	848,793
Dean Foods Co.	26,756	528,163
Security	Number of Shares	Value ($)
Dr Pepper Snapple Group, Inc.	42,800	3,922,620
Farmer Brothers Co. *	4,500	159,750
Flowers Foods, Inc.	44,605	874,704
Fresh Del Monte Produce, Inc.	7,900	484,270
General Mills, Inc.	133,638	7,685,521
Hormel Foods Corp.	62,400	2,188,992
Ingredion, Inc.	18,200	2,253,524
J&J Snack Foods Corp.	3,259	438,596
John B. Sanfilippo & Son, Inc.	5,000	367,500
Kellogg Co.	57,300	4,068,300
Lamb Weston Holdings, Inc.	38,264	1,597,522
Lancaster Colony Corp.	5,200	654,680
Landec Corp. *	9,100	125,125
Limoneira Co.	2,900	59,972
McCormick & Co., Inc. - Non Voting Shares	28,200	2,817,180
Mead Johnson Nutrition Co.	43,200	3,832,704
MGP Ingredients, Inc.	5,500	287,980
Molson Coors Brewing Co., Class B	42,600	4,084,914
Mondelez International, Inc., Class A	354,424	15,959,713
Monster Beverage Corp. *	95,367	4,327,754
National Beverage Corp.	6,400	566,976
PepsiCo, Inc.	332,458	37,660,842
Philip Morris International, Inc.	364,009	40,346,758
Pilgrim's Pride Corp.	12,466	323,617
Pinnacle Foods, Inc.	30,300	1,761,945
Post Holdings, Inc. *	15,350	1,292,317
Primo Water Corp. *	1,000	11,970
Reynolds American, Inc.	190,706	12,300,537
Rocky Mountain Chocolate Factory, Inc.	3,427	44,482
Sanderson Farms, Inc.	5,850	677,313
Seaboard Corp.	100	423,401
Snyder's-Lance, Inc.	23,930	843,772
The Boston Beer Co., Inc., Class A *	2,100	303,135
The Coca-Cola Co.	895,914	38,658,689
The Hain Celestial Group, Inc. *	27,012	999,174
The Hershey Co.	31,300	3,386,660
The JM Smucker Co.	25,391	3,217,548
The Kraft Heinz Co.	139,204	12,582,650
Tootsie Roll Industries, Inc. (b)	8,294	309,764
TreeHouse Foods, Inc. *	12,522	1,096,927
Tyson Foods, Inc., Class A	69,284	4,452,190
Universal Corp.	4,800	352,560
Vector Group Ltd.	29,262	635,571
		278,261,179

Health Care Equipment & Services 5.3%
Abaxis, Inc.	5,600	252,168
Abbott Laboratories	398,112	17,373,608
ABIOMED, Inc. *	10,200	1,329,264
Acadia Healthcare Co., Inc. *	19,600	854,168
Accuray, Inc. *	21,200	96,460
Aceto Corp.	7,900	125,215
Aetna, Inc.	77,285	10,438,885
Alere, Inc. *	18,541	911,661
Align Technology, Inc. *	18,800	2,530,856
Allscripts Healthcare Solutions, Inc. *	54,860	656,674
Amedisys, Inc. *	10,834	587,203
AmerisourceBergen Corp.	39,596	3,248,852
AMN Healthcare Services, Inc. *	11,210	457,928
Analogic Corp.	6,000	431,100
Anika Therapeutics, Inc. *	4,606	212,475
Antares Pharma, Inc. *	28,100	87,672
Anthem, Inc.	61,923	11,015,482
athenahealth, Inc. *	7,800	764,478
AtriCure, Inc. *	13,800	282,900
Atrion Corp.	616	318,534

39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Baxter International, Inc.	113,006	6,292,174
Becton, Dickinson & Co.	48,608	9,088,238
BioScrip, Inc. *	88,272	134,173
Boston Scientific Corp. *	307,167	8,103,065
Brookdale Senior Living, Inc. *	51,725	671,908
C.R. Bard, Inc.	17,160	5,276,357
Cantel Medical Corp.	8,034	597,810
Capital Senior Living Corp. *	8,394	117,264
Cardinal Health, Inc.	74,518	5,409,262
Cardiovascular Systems, Inc. *	5,000	149,350
Centene Corp. *	42,541	3,165,050
Cerner Corp. *	67,900	4,396,525
Chemed Corp.	3,900	785,382
Cigna Corp.	60,251	9,421,449
Community Health Systems, Inc. *	23,796	204,884
Computer Programs & Systems, Inc. (b)	3,600	98,820
ConforMIS, Inc. *	55,500	311,910
CONMED Corp.	7,300	358,868
Corindus Vascular Robotics, Inc. *(b)	201,900	254,394
CorVel Corp. *	2,700	120,150
Cross Country Healthcare, Inc. *	12,500	174,625
CryoLife, Inc. *	9,050	164,258
Danaher Corp.	142,019	11,834,443
DaVita, Inc. *	34,300	2,367,043
DENTSPLY SIRONA, Inc.	53,888	3,407,877
DexCom, Inc. *	20,500	1,598,180
Diplomat Pharmacy, Inc. *	9,000	140,400
Edwards Lifesciences Corp. *	49,000	5,373,830
Endologix, Inc. *	13,700	102,613
Envision Healthcare Corp. *	27,392	1,534,774
Express Scripts Holding Co. *	140,852	8,639,862
Five Star Senior Living, Inc. *	14,335	27,237
GenMark Diagnostics, Inc. *	23,500	301,270
Glaukos Corp. *	3,000	142,590
Globus Medical, Inc., Class A *	13,900	421,587
Haemonetics Corp. *	16,300	682,644
Halyard Health, Inc. *	8,217	324,571
HCA Holdings, Inc. *	67,700	5,701,017
HealthEquity, Inc. *	8,000	364,160
HealthSouth Corp.	20,600	966,140
HealthStream, Inc. *	6,800	188,972
Henry Schein, Inc. *	19,453	3,380,931
Hill-Rom Holdings, Inc.	15,200	1,149,728
HMS Holdings Corp. *	31,500	644,805
Hologic, Inc. *	65,812	2,971,412
Humana, Inc.	34,500	7,658,310
ICU Medical, Inc. *	3,350	515,230
IDEXX Laboratories, Inc. *	20,500	3,438,465
Inogen, Inc. *	5,600	464,184
Inovalon Holdings, Inc., Class A *	26,000	318,500
Insulet Corp. *	16,000	694,560
Integer Holdings Corp. *	6,700	246,225
Integra LifeSciences Holdings Corp. *	17,400	799,878
Intuitive Surgical, Inc. *	8,650	7,230,275
Invacare Corp.	6,000	88,200
K2M Group Holdings, Inc. *	12,900	285,735
Kindred Healthcare, Inc.	11,559	110,966
Laboratory Corp. of America Holdings *	24,562	3,442,364
Landauer, Inc.	2,100	110,460
LeMaitre Vascular, Inc.	6,800	202,300
LifePoint Health, Inc. *	9,607	597,075
LivaNova plc *	10,400	548,080
Magellan Health, Inc. *	7,607	523,362
Masimo Corp. *	8,500	873,290
McKesson Corp.	49,303	6,818,112
Medidata Solutions, Inc. *	16,500	1,079,595
MEDNAX, Inc. *	24,300	1,466,748
Medtronic plc	317,588	26,388,387
Security	Number of Shares	Value ($)
Meridian Bioscience, Inc.	10,050	148,740
Merit Medical Systems, Inc. *	10,277	346,335
Molina Healthcare, Inc. *	11,250	560,137
National HealthCare Corp.	4,100	305,122
Natus Medical, Inc. *	7,600	266,000
Neogen Corp *	10,257	639,319
Nevro Corp. *	6,000	565,320
NuVasive, Inc. *	10,000	725,100
Nuvectra Corp. *	2,233	18,266
NxStage Medical, Inc. *	18,700	558,943
Omnicell, Inc. *	7,400	306,360
OraSure Technologies, Inc. *	16,500	216,315
Orthofix International N.V. *	2,800	110,740
Owens & Minor, Inc.	16,200	561,330
Patterson Cos., Inc.	18,800	836,412
Penumbra, Inc. *	8,300	709,235
PharMerica Corp. *	4,813	113,587
Premier, Inc., Class A *	15,900	537,420
Quality Systems, Inc. *	10,500	149,730
Quest Diagnostics, Inc.	31,720	3,346,777
Quidel Corp. *	5,200	125,684
Quorum Health Corp. *	5,949	25,402
ResMed, Inc.	32,300	2,196,077
RTI Surgical, Inc. *	18,100	73,305
SeaSpine Holdings Corp. *	1,766	14,146
Select Medical Holdings Corp. *	22,600	310,750
STERIS plc	19,400	1,431,720
Stryker Corp.	72,200	9,845,914
Surmodics, Inc. *	4,200	95,970
Teladoc, Inc. *(b)	14,900	369,520
Teleflex, Inc.	9,600	1,986,144
Tenet Healthcare Corp. *	15,812	247,774
The Cooper Cos., Inc.	11,681	2,340,055
The Ensign Group, Inc.	10,600	190,270
The Providence Service Corp. *	4,800	211,200
The Spectranetics Corp. *	6,700	191,620
Tivity Health, Inc. *	8,100	272,160
Triple-S Management Corp., Class B *	5,300	95,930
U.S. Physical Therapy, Inc.	3,500	229,600
UnitedHealth Group, Inc.	224,995	39,347,126
Universal Health Services, Inc., Class B	21,600	2,608,416
Utah Medical Products, Inc.	2,500	156,500
Varex Imaging Corp. *	8,440	283,246
Varian Medical Systems, Inc. *	21,100	1,914,614
VCA, Inc. *	19,900	1,822,243
Veeva Systems, Inc., Class A *	23,700	1,270,794
Vocera Communications, Inc. *	3,700	93,832
WellCare Health Plans, Inc. *	9,659	1,481,787
West Pharmaceutical Services, Inc.	15,800	1,454,074
Wright Medical Group N.V. *	25,565	776,920
Zimmer Biomet Holdings, Inc.	46,400	5,551,760
		311,473,627

Household & Personal Products 1.7%
Avon Products, Inc. *	89,600	434,560
Central Garden & Pet Co., Class A *	8,600	302,978
Church & Dwight Co., Inc.	64,400	3,189,732
Colgate-Palmolive Co.	204,609	14,740,032
Coty, Inc., Class A	115,600	2,063,460
Edgewell Personal Care Co. *	15,533	1,110,454
Energizer Holdings, Inc.	15,933	943,712
Herbalife Ltd. *(b)	16,700	1,056,442
HRG Group, Inc. *	34,400	688,344
Inter Parfums, Inc.	5,613	213,013
Kimberly-Clark Corp.	81,739	10,605,635
Medifast, Inc.	3,500	162,120
Nu Skin Enterprises, Inc.	9,600	530,208

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nutraceutical International Corp.	5,000	158,500
Oil-Dri Corp. of America	1,600	65,104
Orchids Paper Products Co. (b)	2,500	60,875
Revlon, Inc., Class A *	5,400	140,130
Spectrum Brands Holdings, Inc.	6,500	934,245
The Clorox Co.	28,700	3,836,903
The Estee Lauder Cos., Inc., Class A	49,100	4,278,574
The Procter & Gamble Co.	597,824	52,207,970
USANA Health Sciences, Inc. *	5,364	304,944
WD-40 Co.	4,600	482,310
		98,510,245

Insurance 2.9%
Aflac, Inc.	93,894	7,030,783
Alleghany Corp. *	3,440	2,100,808
Allied World Assurance Co. Holdings AG	20,400	1,083,036
Ambac Financial Group, Inc. *	13,400	260,362
American Equity Investment Life Holding Co.	23,100	547,932
American Financial Group, Inc.	18,750	1,824,563
American International Group, Inc.	217,815	13,267,112
American National Insurance Co.	2,300	268,916
AMERISAFE, Inc.	4,000	230,200
AmTrust Financial Services, Inc.	25,628	411,329
Aon plc	61,496	7,369,681
Arch Capital Group Ltd. *	30,000	2,909,100
Argo Group International Holdings Ltd.	6,063	399,855
Arthur J. Gallagher & Co.	40,600	2,265,886
Aspen Insurance Holdings Ltd.	15,200	795,720
Assurant, Inc.	14,800	1,424,352
Assured Guaranty Ltd.	31,900	1,216,347
Athene Holding Ltd., Class A *	10,100	538,431
Axis Capital Holdings Ltd.	21,600	1,423,440
Baldwin & Lyons, Inc., Class B	1,950	47,775
Brown & Brown, Inc.	31,900	1,368,510
Chubb Ltd.	109,668	15,051,933
Cincinnati Financial Corp.	35,450	2,555,591
Citizens, Inc. *(b)	16,000	112,800
CNA Financial Corp.	6,900	312,294
CNO Financial Group, Inc.	39,000	821,730
Crawford & Co., Class B	5,800	63,278
EMC Insurance Group, Inc.	1,800	51,624
Employers Holdings, Inc.	7,500	300,000
Enstar Group Ltd. *	3,300	642,840
Erie Indemnity Co., Class A	6,300	780,066
Everest Re Group Ltd.	9,900	2,491,929
FBL Financial Group, Inc., Class A	5,190	345,135
Federated National Holding Co.	1,500	24,120
First American Financial Corp.	28,600	1,241,526
FNF Group	63,239	2,589,637
Genworth Financial, Inc., Class A *	117,800	475,912
Greenlight Capital Re Ltd., Class A *	7,400	159,470
Horace Mann Educators Corp.	8,300	320,795
Independence Holding Co.	2,970	56,282
Infinity Property & Casualty Corp.	2,500	248,125
Kemper Corp.	7,700	302,995
Lincoln National Corp.	51,626	3,403,702
Loews Corp.	60,174	2,805,312
Maiden Holdings Ltd.	18,900	233,415
Markel Corp. *	3,203	3,105,629
Marsh & McLennan Cos., Inc.	119,600	8,865,948
MBIA, Inc. *	25,250	212,100
Mercury General Corp.	11,600	713,284
MetLife, Inc.	254,703	13,196,162
National General Holdings Corp.	10,400	236,496
National Western Life Group, Inc., Class A	500	153,120
Old Republic International Corp.	57,622	1,191,623
Security	Number of Shares	Value ($)
OneBeacon Insurance Group Ltd., Class A	14,800	236,060
Primerica, Inc.	10,700	896,660
Principal Financial Group, Inc.	61,041	3,975,600
ProAssurance Corp.	12,940	800,986
Prudential Financial, Inc.	100,972	10,807,033
Reinsurance Group of America, Inc.	12,900	1,613,016
RenaissanceRe Holdings Ltd.	10,432	1,483,117
RLI Corp.	9,200	526,424
Safety Insurance Group, Inc.	3,400	246,160
Selective Insurance Group, Inc.	19,300	1,019,040
State Auto Financial Corp.	5,500	147,785
Stewart Information Services Corp.	3,600	170,784
The Allstate Corp.	84,967	6,906,967
The Hanover Insurance Group, Inc.	9,400	829,738
The Hartford Financial Services Group, Inc.	83,262	4,026,550
The Navigators Group, Inc.	8,400	454,020
The Progressive Corp.	132,964	5,281,330
The Travelers Cos., Inc.	65,752	7,999,388
Third Point Reinsurance Ltd. *	20,100	243,210
Torchmark Corp.	22,200	1,702,962
United Fire Group, Inc.	5,000	220,000
Universal Insurance Holdings, Inc.	8,700	226,635
Unum Group	52,114	2,414,442
Validus Holdings Ltd.	16,857	931,855
W. R. Berkley Corp.	23,850	1,621,323
White Mountains Insurance Group Ltd.	1,300	1,116,622
Willis Towers Watson plc	28,624	3,796,115
WMIH Corp. *	165,100	247,650
XL Group Ltd.	57,900	2,423,115
		172,213,598

Materials 3.3%
A. Schulman, Inc.	5,300	167,745
AdvanSix, Inc. *	6,431	175,309
Air Products & Chemicals, Inc.	49,400	6,940,700
AK Steel Holding Corp. *	76,627	485,815
Albemarle Corp.	26,503	2,886,442
Alcoa Corp.	41,199	1,389,642
Allegheny Technologies, Inc.	20,092	368,688
American Vanguard Corp.	3,000	50,250
Ampco-Pittsburgh Corp.	4,500	65,475
AptarGroup, Inc.	13,800	1,108,140
Ashland Global Holdings, Inc.	16,523	2,040,590
Avery Dennison Corp.	20,000	1,664,200
Axalta Coating Systems Ltd. *	58,900	1,847,693
Balchem Corp.	9,800	795,368
Ball Corp.	40,000	3,075,600
Bemis Co., Inc.	21,600	970,488
Berry Global Group, Inc. *	24,600	1,230,000
Boise Cascade Co. *	5,500	167,750
Cabot Corp.	16,400	987,116
Calgon Carbon Corp.	12,500	181,875
Carpenter Technology Corp.	8,300	336,980
Celanese Corp., Series A	30,700	2,672,128
Century Aluminum Co. *	11,600	158,224
CF Industries Holdings, Inc.	58,500	1,564,290
Chase Corp.	5,200	533,000
Clearwater Paper Corp. *	5,472	265,939
Cliffs Natural Resources, Inc. *	65,500	440,160
Codexis, Inc. *	1,870	8,228
Coeur Mining, Inc. *	46,100	417,666
Commercial Metals Co.	22,800	424,992
Compass Minerals International, Inc.	7,300	481,800
Crown Holdings, Inc. *	33,100	1,856,579
Deltic Timber Corp.	1,500	116,055
Domtar Corp.	16,900	670,085

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
E.I. du Pont de Nemours & Co.	201,907	16,102,083
Eagle Materials, Inc.	11,543	1,107,782
Eastman Chemical Co.	35,480	2,829,530
Ecolab, Inc.	60,404	7,797,552
Ferro Corp. *	21,000	376,320
Flotek Industries, Inc. *(b)	13,300	159,733
FMC Corp.	32,000	2,343,360
Freeport-McMoRan, Inc. *	295,518	3,767,854
FutureFuel Corp.	8,300	128,318
GCP Applied Technologies, Inc. *	13,600	447,440
Graphic Packaging Holding Co.	74,400	1,010,352
Greif, Inc., Class A	11,300	662,406
H.B. Fuller Co.	9,000	475,470
Hawkins, Inc.	2,700	137,970
Haynes International, Inc.	2,500	105,725
Headwaters, Inc. *	12,000	285,120
Hecla Mining Co.	114,500	624,025
Huntsman Corp.	52,800	1,307,856
Ingevity Corp. *	8,661	547,635
Innophos Holdings, Inc.	5,300	254,082
Innospec, Inc.	4,200	277,200
International Flavors & Fragrances, Inc.	18,100	2,508,479
International Paper Co.	97,573	5,266,015
Kaiser Aluminum Corp.	3,600	303,876
KapStone Paper & Packaging Corp.	15,800	333,222
KMG Chemicals, Inc.	1,600	84,080
Koppers Holdings, Inc. *	4,800	203,760
Kraton Corp. *	11,900	389,249
Kronos Worldwide, Inc.	11,720	205,334
Louisiana-Pacific Corp. *	32,900	846,846
LyondellBasell Industries N.V., Class A	77,832	6,597,040
Martin Marietta Materials, Inc.	14,000	3,082,660
Materion Corp.	4,000	152,200
McEwen Mining, Inc.	31,130	94,635
Minerals Technologies, Inc.	6,200	487,940
Monsanto Co.	101,126	11,792,303
Myers Industries, Inc.	8,080	131,704
Neenah Paper, Inc.	4,231	331,499
NewMarket Corp.	1,900	894,330
Newmont Mining Corp.	118,874	4,019,130
Northern Technologies International Corp. *	14,276	221,992
Nucor Corp.	71,200	4,366,696
Olin Corp.	41,920	1,346,890
Olympic Steel, Inc.	1,400	31,570
OMNOVA Solutions, Inc. *	10,400	98,800
Owens-Illinois, Inc. *	33,600	733,152
P.H. Glatfelter Co.	7,000	150,570
Packaging Corp. of America	20,100	1,985,478
Platform Specialty Products Corp. *	54,000	765,180
PolyOne Corp.	24,210	949,274
PPG Industries, Inc.	60,300	6,623,352
Praxair, Inc.	63,800	7,973,724
Quaker Chemical Corp.	3,200	462,720
Rayonier Advanced Materials, Inc.	6,960	92,220
Reliance Steel & Aluminum Co.	16,700	1,316,294
Resolute Forest Products, Inc. *	28,000	175,000
Royal Gold, Inc.	16,100	1,137,948
RPM International, Inc.	29,700	1,561,032
Schnitzer Steel Industries, Inc., Class A	3,450	65,205
Schweitzer-Mauduit International, Inc.	10,500	452,025
Sealed Air Corp.	43,300	1,906,066
Sensient Technologies Corp.	13,700	1,120,660
Silgan Holdings, Inc.	6,900	418,278
Sonoco Products Co.	22,600	1,182,206
Steel Dynamics, Inc.	64,100	2,316,574
Stepan Co.	7,500	636,000
Summit Materials, Inc., Class A *	24,591	631,005
Security	Number of Shares	Value ($)
SunCoke Energy, Inc. *	15,217	139,540
TerraVia Holdings, Inc. *	359,100	169,352
The Chemours Co.	45,361	1,827,595
The Dow Chemical Co.	261,751	16,437,963
The Mosaic Co.	82,612	2,224,741
The Scotts Miracle-Gro Co.	12,500	1,207,500
The Sherwin-Williams Co.	18,601	6,225,383
The Valspar Corp.	18,000	2,023,920
TimkenSteel Corp. *	6,550	98,774
Tredegar Corp.	5,100	87,465
Trinseo S.A.	12,500	830,000
Tronox Ltd., Class A	27,600	455,676
United States Steel Corp.	46,000	1,026,720
Universal Stainless & Alloy Products, Inc. *	1,800	32,490
Valhi, Inc.	13,600	45,152
Vulcan Materials Co.	31,092	3,758,401
W.R. Grace & Co.	17,400	1,213,128
Westlake Chemical Corp.	7,500	466,875
WestRock Co.	60,669	3,249,432
Worthington Industries, Inc.	11,800	513,300
		195,770,445

Media 3.1%
A. H. Belo Corp., Class A	13,980	87,375
AMC Entertainment Holdings, Inc., Class A	21,900	663,570
AMC Networks, Inc., Class A *	15,100	901,168
Cable One, Inc.	900	613,674
CBS Corp., Class B - Non Voting Shares	91,190	6,069,606
Central European Media Enterprises Ltd., Class A *	9,900	40,590
Charter Communications, Inc., Class A *	50,372	17,386,400
Cinemark Holdings, Inc.	25,600	1,105,920
Comcast Corp., Class A	1,105,020	43,305,734
Discovery Communications, Inc., Class A *	26,061	750,036
Discovery Communications, Inc., Class C *	57,261	1,602,163
DISH Network Corp., Class A *	51,600	3,325,104
Entercom Communications Corp., Class A	11,000	139,150
Gannett Co., Inc.	19,500	163,020
Global Eagle Entertainment, Inc. *	17,114	53,053
Gray Television, Inc. *	25,500	373,575
John Wiley & Sons, Inc., Class A	9,000	474,300
Liberty Broadband Corp., Class A *	4,373	393,264
Liberty Broadband Corp., Class C *	17,496	1,594,935
Liberty Global plc LiLAC., Class A *	10,518	225,822
Liberty Global plc LiLAC., Class C *	38,896	849,489
Liberty Global plc, Class A *	59,475	2,106,605
Liberty Global plc, Series C *	145,775	5,045,273
Liberty Media Corp. - Liberty Braves, Class A *	1,749	43,428
Liberty Media Corp. - Liberty Braves, Class C *	7,098	174,043
Liberty Media Corp. - Liberty Formula One, Class A *	4,373	148,288
Liberty Media Corp. - Liberty Formula One, Class C *	10,672	373,733
Liberty Media Corp. - Liberty SiriusXM, Class A *	17,495	666,560
Liberty Media Corp. - Liberty SiriusXM, Class C *	42,690	1,621,793
Lions Gate Entertainment Corp., Class A	10,300	269,551
Lions Gate Entertainment Corp., Class B *	31,486	750,941
Live Nation Entertainment, Inc. *	35,657	1,146,729
Loral Space & Communications, Inc. *	2,800	107,380
Meredith Corp.	9,400	550,370
MSG Networks, Inc., Class A *	10,175	253,866

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
National CineMedia, Inc.	13,200	156,684
New Media Investment Group, Inc.	11,500	151,340
News Corp., Class A	97,287	1,237,491
News Corp., Class B	25,000	325,000
Nexstar Media Group, Inc.	6,798	469,062
Omnicom Group, Inc.	56,200	4,615,144
Regal Entertainment Group, Class A	22,794	503,064
Salem Media Group, Inc.	5,700	43,605
Scholastic Corp.	7,300	315,579
Scripps Networks Interactive, Inc., Class A	22,800	1,703,616
Sinclair Broadcast Group, Inc., Class A	18,400	725,880
Sirius XM Holdings, Inc. (b)	375,300	1,857,735
TEGNA, Inc.	46,100	1,174,628
The E.W. Scripps Co., Class A *	18,547	413,227
The Interpublic Group of Cos., Inc.	95,337	2,247,093
The Madison Square Garden Co., Class A *	3,791	764,910
The New York Times Co., Class A	40,200	580,890
The Walt Disney Co.	337,839	39,054,188
Time Warner, Inc.	181,357	18,003,309
Time, Inc.	19,122	290,654
Tribune Media Co., Class A	18,500	676,360
Twenty-First Century Fox, Inc., Class A	253,178	7,732,056
Twenty-First Century Fox, Inc., Class B	106,221	3,171,759
Viacom, Inc., Class B	84,322	3,588,744
World Wrestling Entertainment, Inc., Class A	5,700	122,151
		183,300,677

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	372,796	24,582,168
ACADIA Pharmaceuticals, Inc. *	24,600	844,518
Accelerate Diagnostics, Inc. *	10,300	281,190
Acceleron Pharma, Inc. *	12,500	412,750
Achillion Pharmaceuticals, Inc. *	19,800	67,518
Acorda Therapeutics, Inc. *	8,400	135,660
Aerie Pharmaceuticals, Inc. *	8,500	374,425
Agilent Technologies, Inc.	71,917	3,959,031
Agios Pharmaceuticals, Inc. *	6,000	298,260
Akorn, Inc. *	26,000	869,700
Albany Molecular Research, Inc. *	8,800	140,888
Alder Biopharmaceuticals, Inc. *	14,600	292,730
Alexion Pharmaceuticals, Inc. *	53,000	6,772,340
Alkermes plc *	38,241	2,227,538
Allergan plc	78,787	19,212,998
Alnylam Pharmaceuticals, Inc. *	16,600	889,760
AMAG Pharmaceuticals, Inc. *	6,600	161,040
Amgen, Inc.	170,689	27,876,927
Amicus Therapeutics, Inc. *	27,200	208,896
Aptevo Therapeutics, Inc. *	5,200	10,400
AquaBounty Technologies, Inc. *	237	1,841
Aratana Therapeutics, Inc. *	10,100	62,620
ArQule, Inc. *	21,000	20,790
Array BioPharma, Inc. *	62,184	539,135
Avexis, Inc. *	4,900	394,450
Bio-Rad Laboratories, Inc., Class A *	4,900	1,069,474
Bio-Techne Corp.	7,800	835,224
BioCryst Pharmaceuticals, Inc. *	23,900	151,526
Biogen, Inc. *	50,112	13,590,876
BioMarin Pharmaceutical, Inc. *	40,705	3,901,167
Bioverativ, Inc. *	24,006	1,411,793
Bluebird Bio, Inc. *	10,900	969,555
Blueprint Medicines Corp. *	8,100	377,298
Bristol-Myers Squibb Co.	388,253	21,761,581
Bruker Corp.	29,700	724,383
Calithera Biosciences, Inc. *	20,500	222,425
Cambrex Corp. *	7,200	427,320
Security	Number of Shares	Value ($)
Catalent, Inc. *	27,800	813,984
Celgene Corp. *	181,562	22,522,766
Celldex Therapeutics, Inc. *	25,800	85,914
Charles River Laboratories International, Inc. *	14,016	1,257,235
Clovis Oncology, Inc. *	10,600	613,634
Coherus Biosciences, Inc. *	13,200	253,440
Collegium Pharmaceutical, Inc. *	14,300	140,283
CytomX Therapeutics, Inc. *	19,500	306,345
Depomed, Inc. *	14,500	173,855
Dermira, Inc. *	9,400	320,164
Eagle Pharmaceuticals, Inc. *	2,500	226,475
Eli Lilly & Co.	227,189	18,643,129
Emergent BioSolutions, Inc. *	10,400	311,064
Endo International plc *	23,450	266,626
Endocyte, Inc. *	11,300	25,990
Enzo Biochem, Inc. *	43,981	387,033
Exact Sciences Corp. *	29,800	894,298
Exelixis, Inc. *	59,800	1,339,520
FibroGen, Inc. *	12,700	355,600
Five Prime Therapeutics, Inc. *	9,200	320,712
Flexion Therapeutics, Inc. *	11,400	232,674
Fluidigm Corp. *	6,000	29,640
Foundation Medicine, Inc. *	6,500	230,750
Galectin Therapeutics, Inc. *(b)	152,300	466,038
Genomic Health, Inc. *	8,400	276,024
Geron Corp. *(b)	46,200	118,272
Gilead Sciences, Inc.	306,892	21,037,447
Global Blood Therapeutics, Inc. *	8,100	234,495
Halozyme Therapeutics, Inc. *	28,000	390,320
Harvard Bioscience, Inc. *	19,300	46,320
Heron Therapeutics, Inc. *	8,200	125,870
Horizon Pharma plc *	42,700	656,726
Idera Pharmaceuticals, Inc. *	156,400	367,540
Ignyta, Inc. *	33,900	300,015
Illumina, Inc. *	34,200	6,322,212
ImmunoGen, Inc. *(b)	36,100	156,674
Immunomedics, Inc. *(b)	19,848	113,729
Impax Laboratories, Inc. *	13,800	193,890
INC Research Holdings, Inc., Class A *	14,000	630,000
Incyte Corp. *	41,300	5,132,764
Innoviva, Inc. *	13,700	161,455
Inovio Pharmaceuticals, Inc. *(b)	20,194	127,020
Insmed, Inc. *	15,000	276,750
Intercept Pharmaceuticals, Inc. *(b)	3,900	438,165
Intra-Cellular Therapies, Inc. *	8,000	110,560
Intrexon Corp. *(b)	15,900	331,356
Ionis Pharmaceuticals, Inc. *	29,400	1,416,786
Ironwood Pharmaceuticals, Inc. *	36,600	597,312
Jazz Pharmaceuticals plc *	14,400	2,293,632
Johnson & Johnson	635,509	78,466,296
Juno Therapeutics, Inc. *	18,800	468,872
Keryx Biopharmaceuticals, Inc. *(b)	24,800	146,816
Kite Pharma, Inc. *	11,900	976,752
Lannett Co., Inc. *(b)	8,800	228,800
Lexicon Pharmaceuticals, Inc. *	18,214	284,321
Ligand Pharmaceuticals, Inc. *	4,948	550,069
Luminex Corp.	12,900	242,907
MacroGenics, Inc. *	7,500	162,075
Mallinckrodt plc *	25,602	1,201,246
Merck & Co., Inc.	640,716	39,935,828
Merrimack Pharmaceuticals, Inc. *(b)	38,590	128,505
Mettler-Toledo International, Inc. *	5,900	3,029,178
MiMedx Group, Inc. *(b)	26,820	340,346
Momenta Pharmaceuticals, Inc. *	13,500	193,725
Mylan N.V. *	106,700	3,985,245
Myriad Genetics, Inc. *	16,600	305,274
Nektar Therapeutics *	43,600	827,092

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Neurocrine Biosciences, Inc. *	17,200	918,480
Novavax, Inc. *(b)	52,500	42,845
Omeros Corp. *(b)	8,800	143,616
OPKO Health, Inc. *(b)	77,300	600,621
Pacific Biosciences of California, Inc. *	17,500	68,950
Pacira Pharmaceuticals, Inc. *	13,200	640,860
PAREXEL International Corp. *	13,800	880,854
PerkinElmer, Inc.	23,577	1,400,710
Perrigo Co., plc	34,000	2,513,960
Pfizer, Inc.	1,393,425	47,264,976
Portola Pharmaceuticals, Inc. *	13,300	531,867
PRA Health Sciences, Inc. *	8,100	518,076
Prestige Brands Holdings, Inc. *	16,300	935,783
Progenics Pharmaceuticals Inc *	39,500	312,840
Proteostasis Therapeutics, Inc. *	18,300	110,624
Prothena Corp. plc *	8,919	482,785
PTC Therapeutics, Inc. *	5,885	71,503
Puma Biotechnology, Inc. *	9,700	393,820
Quintiles IMS Holdings, Inc. *	30,243	2,548,880
Radius Health, Inc. *	8,000	312,560
Reata Pharmaceuticals, Inc., Class A *(b)	9,700	201,178
Regeneron Pharmaceuticals, Inc. *	18,000	6,992,820
Repligen Corp. *	9,886	363,706
Retrophin, Inc. *	9,400	184,146
Revance Therapeutics, Inc. *	16,500	358,875
Rigel Pharmaceuticals, Inc. *	48,200	144,118
Sage Therapeutics, Inc. *	8,400	596,400
Sangamo Therapeutics, Inc. *	14,600	70,080
Sarepta Therapeutics, Inc. *	9,800	355,348
Seattle Genetics, Inc. *	23,400	1,598,220
Seres Therapeutics, Inc. *	20,000	196,600
Spark Therapeutics, Inc. *	5,900	342,023
Spectrum Pharmaceuticals, Inc. *	24,200	184,162
Spring Bank Pharmaceuticals, Inc. *	28,300	271,397
Sucampo Pharmaceuticals, Inc., Class A *	4,300	43,645
Supernus Pharmaceuticals, Inc. *	10,797	351,982
Synergy Pharmaceuticals, Inc. *(b)	47,900	197,348
TESARO, Inc. *	8,095	1,194,741
TG Therapeutics, Inc. *	13,000	143,650
The Medicines Co. *	17,700	872,964
TherapeuticsMD, Inc. *(b)	35,777	182,463
Theravance Biopharma, Inc. *	13,214	532,921
Thermo Fisher Scientific, Inc.	89,002	14,714,701
Trevena, Inc. *	56,700	185,409
Ultragenyx Pharmaceutical, Inc. *	12,000	772,680
United Therapeutics Corp. *	11,200	1,407,840
Vanda Pharmaceuticals, Inc. *	13,953	212,783
Vertex Pharmaceuticals, Inc. *	58,044	6,866,605
VWR Corp. *	19,000	536,940
Waters Corp. *	19,772	3,359,065
Xencor, Inc. *	19,900	510,833
ZIOPHARM Oncology, Inc. *(b)	33,811	238,029
Zoetis, Inc.	113,579	6,372,918
Zogenix, Inc. *	27,800	305,800
		471,183,045

Real Estate 4.1%
Acadia Realty Trust	23,300	677,564
Agree Realty Corp.	5,000	242,400
Alexander & Baldwin, Inc.	17,800	818,978
Alexander's, Inc.	1,400	608,734
Alexandria Real Estate Equities, Inc.	19,300	2,171,443
Altisource Residential Corp.	10,789	155,146
American Assets Trust, Inc.	8,000	342,640
American Campus Communities, Inc.	29,900	1,416,961
American Homes 4 Rent, Class A	44,300	1,021,115
American Realty Investors, Inc. *	1,537	11,820
Security	Number of Shares	Value ($)
American Tower Corp.	100,744	12,687,699
Apartment Investment & Management Co., Class A	39,211	1,715,089
Apple Hospitality REIT, Inc.	35,000	655,550
Ashford Hospitality Prime, Inc.	2,168	22,959
Ashford Hospitality Trust, Inc.	9,000	56,250
AvalonBay Communities, Inc.	32,619	6,192,391
Boston Properties, Inc.	34,000	4,304,400
Brandywine Realty Trust	45,663	774,901
Brixmor Property Group, Inc.	64,500	1,273,875
Camden Property Trust	23,800	1,959,454
Care Capital Properties, Inc.	16,741	449,831
CareTrust REIT, Inc.	7,131	121,370
CBL & Associates Properties, Inc.	54,085	500,286
CBRE Group, Inc., Class A *	65,800	2,356,298
Cedar Realty Trust, Inc.	33,200	178,616
Chatham Lodging Trust	8,234	159,410
Chesapeake Lodging Trust	18,500	431,235
Colony NorthStar, Inc., Class A	117,152	1,531,177
Colony Starwood Homes	23,740	820,692
Columbia Property Trust, Inc.	30,300	681,750
Consolidated-Tomoka Land Co.	2,000	108,460
CoreCivic, Inc.	30,985	1,067,433
CorEnergy Infrastructure Trust, Inc.	8,700	317,376
CoreSite Realty Corp.	7,300	714,305
Corporate Office Properties Trust	27,600	903,624
Cousins Properties, Inc.	117,997	1,001,795
Crown Castle International Corp.	83,623	7,910,736
CubeSmart	41,400	1,049,076
CyrusOne, Inc.	17,600	961,664
DCT Industrial Trust, Inc.	15,900	803,904
DDR Corp.	54,584	590,053
DiamondRock Hospitality Co.	59,386	653,840
Digital Realty Trust, Inc.	37,500	4,306,500
Douglas Emmett, Inc.	31,548	1,188,413
Duke Realty Corp.	79,590	2,207,031
DuPont Fabros Technology, Inc.	17,100	881,505
EastGroup Properties, Inc.	10,000	782,500
Education Realty Trust, Inc.	14,966	580,232
Empire State Realty Trust, Inc., Class A	22,502	468,042
EPR Properties	13,600	988,856
Equinix, Inc.	18,066	7,546,168
Equity Commonwealth *	33,150	1,060,468
Equity LifeStyle Properties, Inc.	20,700	1,674,837
Equity Residential	83,500	5,392,430
Essex Property Trust, Inc.	14,989	3,664,361
Extra Space Storage, Inc.	29,800	2,250,794
Federal Realty Investment Trust	17,100	2,238,219
FelCor Lodging Trust, Inc.	28,000	217,000
First Industrial Realty Trust, Inc.	33,800	951,132
First Potomac Realty Trust	14,800	162,800
Forest City Realty Trust, Inc., Class A	58,100	1,313,060
Forestar Group, Inc. *	4,933	69,802
Four Corners Property Trust, Inc.	11,616	271,001
Franklin Street Properties Corp.	22,500	272,925
FRP Holdings, Inc. *	8,500	362,950
Gaming & Leisure Properties, Inc.	50,948	1,772,990
Getty Realty Corp.	9,552	244,531
GGP, Inc.	143,409	3,099,068
Global Net Lease, Inc.	13,333	315,059
Government Properties Income Trust	22,900	488,228
Gramercy Property Trust	36,304	1,008,888
Griffin Industrial Realty, Inc.	300	9,081
HCP, Inc.	113,248	3,550,325
Healthcare Realty Trust, Inc.	24,600	806,880
Healthcare Trust of America, Inc., Class A	38,400	1,224,576
Hersha Hospitality Trust	10,000	184,400
HFF, Inc., Class A	9,800	307,720

44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Highwoods Properties, Inc.	21,854	1,111,931
Hospitality Properties Trust	39,500	1,257,285
Host Hotels & Resorts, Inc.	166,663	2,991,601
Hudson Pacific Properties, Inc.	39,100	1,343,476
Investors Real Estate Trust	28,600	169,026
Invitation Homes, Inc. *	31,500	678,825
Iron Mountain, Inc.	60,173	2,091,613
iStar, Inc. *	36,990	452,388
Jones Lang LaSalle, Inc.	9,300	1,068,198
Kennedy-Wilson Holdings, Inc.	12,200	248,880
Kilroy Realty Corp.	20,000	1,410,600
Kimco Realty Corp.	93,295	1,892,956
Kite Realty Group Trust	15,825	322,197
Lamar Advertising Co., Class A	20,200	1,455,814
LaSalle Hotel Properties	19,700	562,632
Lexington Realty Trust	71,667	728,853
Liberty Property Trust	33,100	1,342,867
Life Storage, Inc.	11,826	927,040
LTC Properties, Inc.	8,700	416,208
Mack-Cali Realty Corp.	18,500	500,425
Maui Land & Pineapple Co., Inc. *	800	10,920
Medical Properties Trust, Inc.	65,300	853,471
Mid-America Apartment Communities, Inc.	24,966	2,476,877
Monmouth Real Estate Investment Corp.	18,100	271,500
Monogram Residential Trust, Inc.	55,400	563,972
National Health Investors, Inc.	9,500	695,115
National Retail Properties, Inc.	35,520	1,499,654
National Storage Affiliates Trust	22,300	546,350
New Century Financial Corp. *(e)	3,600	—
New Senior Investment Group, Inc.	20,583	214,475
NorthStar Realty Europe Corp.	10,512	122,255
Omega Healthcare Investors, Inc.	41,394	1,366,002
One Liberty Properties, Inc.	1,400	33,992
Outfront Media, Inc.	36,703	960,150
Paramount Group, Inc.	45,900	752,760
Park Hotels & Resorts, Inc.	26,021	667,959
Parkway, Inc.	9,712	195,697
Pebblebrook Hotel Trust	21,700	645,792
Pennsylvania Real Estate Investment Trust	13,900	192,515
Physicians Realty Trust	24,400	479,216
Piedmont Office Realty Trust, Inc., Class A	40,600	887,110
Potlatch Corp.	5,753	259,173
Preferred Apartment Communities, Inc., Class A	3,700	52,355
Prologis, Inc.	122,234	6,650,752
PS Business Parks, Inc.	6,800	826,472
Public Storage	35,297	7,390,486
QTS Realty Trust, Inc., Class A	9,100	486,304
Quality Care Properties, Inc. *	19,109	331,541
RAIT Financial Trust	16,199	49,731
Ramco-Gershenson Properties Trust	22,500	299,925
Rayonier, Inc.	32,182	908,176
RE/MAX Holdings, Inc., Class A	9,200	544,180
Realogy Holdings Corp.	29,400	898,170
Realty Income Corp.	62,935	3,672,257
Regency Centers Corp.	29,368	1,855,470
Retail Opportunity Investments Corp.	14,400	296,640
Retail Properties of America, Inc., Class A	60,000	800,400
Rexford Industrial Realty, Inc.	14,402	359,186
RLJ Lodging Trust	30,400	653,296
Ryman Hospitality Properties, Inc.	15,237	971,816
Sabra Health Care REIT, Inc.	13,700	372,503
Saul Centers, Inc.	4,700	282,235
SBA Communications Corp. *	28,900	3,655,561
Select Income REIT	14,600	365,876
Senior Housing Properties Trust	57,819	1,244,265
Seritage Growth Properties, Class A (b)	5,300	219,950
Security	Number of Shares	Value ($)
Silver Bay Realty Trust Corp.	13,033	279,297
Simon Property Group, Inc.	74,811	12,363,266
SL Green Realty Corp.	21,966	2,304,892
Spirit Realty Capital, Inc.	89,048	838,832
STAG Industrial, Inc.	11,900	313,684
STORE Capital Corp.	40,100	961,999
Summit Hotel Properties, Inc.	9,600	158,688
Sun Communities, Inc.	14,492	1,211,676
Sunstone Hotel Investors, Inc.	62,013	923,374
Tanger Factory Outlet Centers, Inc.	31,200	973,128
Taubman Centers, Inc.	15,400	963,270
Tejon Ranch Co. *	3,674	84,135
Terreno Realty Corp.	10,000	308,800
The GEO Group, Inc.	29,849	994,552
The Howard Hughes Corp. *	10,000	1,231,100
The Macerich Co.	27,405	1,710,894
The RMR Group, Inc., Class A	1,889	99,645
The St. Joe Co. *	18,800	329,000
Tier REIT, Inc.	20,000	346,200
UDR, Inc.	63,261	2,362,166
UMH Properties, Inc.	7,900	126,558
Uniti Group, Inc. *	42,753	1,173,997
Universal Health Realty Income Trust	4,700	327,825
Urban Edge Properties	16,046	409,173
Urstadt Biddle Properties, Inc., Class A	4,500	88,470
Ventas, Inc.	79,766	5,105,822
VEREIT, Inc.	256,000	2,142,720
Vornado Realty Trust	42,492	4,089,430
Washington Prime Group, Inc.	66,404	584,355
Washington Real Estate Investment Trust	9,700	307,199
Weingarten Realty Investors	23,175	759,445
Welltower, Inc.	82,058	5,862,223
Weyerhaeuser Co.	168,907	5,720,880
Whitestone REIT	2,100	26,334
WP Carey, Inc.	22,700	1,421,020
Xenia Hotels & Resorts, Inc.	35,200	614,592
		237,659,030

Retailing 5.1%
Aaron's, Inc.	14,675	527,419
Abercrombie & Fitch Co., Class A	11,800	141,482
Advance Auto Parts, Inc.	17,040	2,422,066
Amazon.com, Inc. *	92,425	85,492,201
America's Car-Mart, Inc. *	6,850	255,505
American Eagle Outfitters, Inc.	40,750	574,167
Asbury Automotive Group, Inc. *	6,500	397,800
Ascena Retail Group, Inc. *	34,141	133,491
AutoNation, Inc. *	13,800	579,600
AutoZone, Inc. *	6,800	4,706,892
Barnes & Noble Education, Inc. *	4,676	48,677
Barnes & Noble, Inc.	7,400	63,270
Bed Bath & Beyond, Inc.	35,500	1,375,625
Best Buy Co., Inc.	63,425	3,286,049
Big Lots, Inc.	9,200	464,508
Burlington Stores, Inc. *	17,000	1,681,640
Cabela's, Inc. *	12,700	693,420
Caleres, Inc.	6,675	192,374
CarMax, Inc. *	40,246	2,354,391
Chico's FAS, Inc.	26,200	362,084
Core-Mark Holding Co., Inc.	8,000	280,160
CST Brands, Inc.	21,286	1,027,901
Dick's Sporting Goods, Inc.	17,500	884,625
Dillard's, Inc., Class A	4,300	238,091
Dollar General Corp.	59,625	4,335,334
Dollar Tree, Inc. *	57,144	4,729,809
DSW, Inc., Class A	29,960	617,775
Etsy, Inc. *	31,300	336,788

45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Expedia, Inc.	26,469	3,539,435
Express, Inc. *	12,600	108,738
Five Below, Inc. *	15,800	776,096
Foot Locker, Inc.	29,900	2,312,466
Francesca's Holdings Corp. *	13,300	209,874
Fred's, Inc., Class A (b)	6,700	98,624
FTD Cos., Inc. *	8,070	161,400
GameStop Corp., Class A	19,348	439,006
Genesco, Inc. *	8,500	453,050
Genuine Parts Co.	33,100	3,045,862
Group 1 Automotive, Inc.	7,900	544,705
Groupon, Inc. *	88,400	346,528
Guess?, Inc.	16,800	187,488
Hibbett Sports, Inc. *	12,443	323,518
HSN, Inc.	6,269	231,326
J.C. Penney Co., Inc. *(b)	72,200	388,436
Kirkland's, Inc. *	8,700	102,312
Kohl's Corp.	45,900	1,791,477
L Brands, Inc.	56,120	2,963,697
Lands' End, Inc. *(b)	7,747	182,829
Liberty Expedia Holdings, Inc., Class A *	10,138	489,767
Liberty Interactive Corp., QVC Group, Class A *	104,609	2,215,619
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	203,301
Liberty Ventures, Series A *	21,708	1,168,976
Lithia Motors, Inc., Class A	7,100	678,405
LKQ Corp. *	66,600	2,080,584
Lowe's Cos., Inc.	198,351	16,836,033
Lumber Liquidators Holdings, Inc. *	4,600	112,930
Macy's, Inc.	63,863	1,866,077
MarineMax, Inc. *	16,300	331,705
Monro Muffler Brake, Inc.	10,162	526,900
Murphy USA, Inc. *	6,875	478,294
Netflix, Inc. *	99,347	15,120,613
Nordstrom, Inc.	26,300	1,269,501
Nutrisystem, Inc.	13,300	710,885
O'Reilly Automotive, Inc. *	20,699	5,136,457
Office Depot, Inc.	99,656	495,290
Ollie's Bargain Outlet Holdings, Inc. *	10,377	397,439
Penske Automotive Group, Inc.	9,100	434,161
Pier 1 Imports, Inc.	15,800	106,492
Pool Corp.	9,962	1,191,654
Rent-A-Center, Inc. (b)	33,550	358,650
RH *(b)	6,300	302,211
Ross Stores, Inc.	90,000	5,850,000
Sally Beauty Holdings, Inc. *	31,150	592,473
Sears Holdings Corp. *(b)	26,785	273,743
Select Comfort Corp. *	12,200	376,980
Shoe Carnival, Inc.	6,300	159,831
Shutterfly, Inc. *	6,300	326,970
Signet Jewelers Ltd.	16,800	1,106,112
Sonic Automotive, Inc., Class A	11,200	219,520
Staples, Inc.	160,700	1,570,039
Tailored Brands, Inc.	21,100	260,163
Target Corp.	130,578	7,292,781
The Buckle, Inc. (b)	3,875	72,463
The Cato Corp., Class A	7,100	160,176
The Children's Place, Inc.	3,600	413,280
The Finish Line, Inc., Class A	7,161	113,215
The Gap, Inc.	51,800	1,357,160
The Home Depot, Inc.	284,763	44,451,504
The Michaels Cos., Inc. *	26,400	616,704
The Priceline Group, Inc. *	11,476	21,194,106
The TJX Cos., Inc.	153,647	12,082,800
Tiffany & Co.	25,600	2,346,240
Tile Shop Holdings, Inc.	13,900	296,765
Tractor Supply Co.	30,100	1,863,491
Security	Number of Shares	Value ($)
Trans World Entertainment Corp. *	9,700	18,430
TripAdvisor, Inc. *	27,672	1,245,517
Tuesday Morning Corp. *	10,800	35,100
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,883,872
Urban Outfitters, Inc. *	18,000	411,840
Vitamin Shoppe, Inc. *	4,200	81,060
Wayfair, Inc., Class A *(b)	7,500	342,825
West Marine, Inc. *	8,200	89,872
Williams-Sonoma, Inc.	16,200	875,610
Winmark Corp.	1,700	219,470
Zumiez, Inc. *	10,500	188,475
		299,310,542

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. *	12,500	922,500
Advanced Micro Devices, Inc. *	185,800	2,471,140
Amkor Technology, Inc. *	35,700	420,546
Analog Devices, Inc.	83,335	6,350,127
Applied Materials, Inc.	254,698	10,343,286
AXT, Inc. *	3,500	23,625
Broadcom Ltd.	92,604	20,447,889
Brooks Automation, Inc.	11,885	300,215
Cabot Microelectronics Corp.	5,660	443,461
Cavium, Inc. *	17,370	1,195,924
CEVA, Inc. *	7,233	260,388
Cirrus Logic, Inc. *	19,100	1,229,085
Cohu, Inc.	7,500	140,475
Cree, Inc. *	20,900	457,292
Cypress Semiconductor Corp.	69,226	969,856
Diodes, Inc. *	11,012	257,571
DSP Group, Inc. *	6,300	78,435
Entegris, Inc. *	35,399	877,895
Exar Corp. *	9,834	127,940
First Solar, Inc. *	16,479	486,954
FormFactor, Inc. *	14,600	162,060
GSI Technology, Inc. *	8,500	68,255
Inphi Corp. *	14,400	596,448
Integrated Device Technology, Inc. *	26,920	645,811
Intel Corp.	1,103,197	39,880,572
IXYS Corp.	6,900	96,255
KLA-Tencor Corp.	38,000	3,732,360
Kopin Corp. *	19,600	79,968
Kulicke & Soffa Industries, Inc. *	18,500	412,920
Lam Research Corp.	37,167	5,383,640
Lattice Semiconductor Corp. *	25,100	172,186
MACOM Technology Solutions Holdings, Inc. *	8,619	421,297
Marvell Technology Group Ltd.	111,400	1,673,228
Maxim Integrated Products, Inc.	61,700	2,724,055
MaxLinear, Inc. *	14,822	412,496
Microchip Technology, Inc.	53,380	4,034,462
Micron Technology, Inc. *	240,907	6,665,897
Microsemi Corp. *	26,738	1,255,082
MKS Instruments, Inc.	14,000	1,095,500
Monolithic Power Systems, Inc.	9,600	878,400
Nanometrics, Inc. *	5,300	167,242
NVIDIA Corp.	135,300	14,111,790
ON Semiconductor Corp. *	101,065	1,433,102
PDF Solutions, Inc. *	9,699	184,475
Photronics, Inc. *	18,000	207,000
Power Integrations, Inc.	8,900	586,955
Qorvo, Inc. *	30,074	2,045,934
QUALCOMM, Inc.	341,339	18,343,558
Rambus, Inc. *	19,600	245,392
Rudolph Technologies, Inc. *	16,418	402,241
Semtech Corp. *	21,700	741,055
Silicon Laboratories, Inc. *	9,200	654,580

46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Skyworks Solutions, Inc.	43,489	4,337,593
SunPower Corp. *(b)	15,500	107,570
Synaptics, Inc. *	8,450	462,806
Teradyne, Inc.	44,059	1,553,961
Texas Instruments, Inc.	230,797	18,274,506
Ultratech, Inc. *	4,800	146,496
Veeco Instruments, Inc. *	8,800	290,400
Versum Materials, Inc.	24,700	790,894
Xcerra Corp. *	19,192	188,082
Xilinx, Inc.	58,500	3,691,935
Xperi Corp.	11,100	372,960
		187,536,023

Software & Services 12.7%
2U, Inc. *	7,000	317,800
8x8, Inc. *	25,000	363,750
Accenture plc, Class A	145,797	17,685,176
ACI Worldwide, Inc. *	23,100	496,419
Activision Blizzard, Inc.	164,532	8,596,797
Actua Corp. *	8,050	112,700
Acxiom Corp. *	13,300	384,370
Adobe Systems, Inc. *	116,610	15,595,421
Akamai Technologies, Inc. *	41,438	2,525,232
Alliance Data Systems Corp.	13,044	3,256,174
Alphabet, Inc., Class A *	69,376	64,139,500
Alphabet, Inc., Class C *	69,027	62,535,701
Amdocs Ltd.	34,600	2,118,904
Angie's List, Inc. *	22,248	130,818
ANSYS, Inc. *	19,286	2,124,546
Aspen Technology, Inc. *	15,400	946,946
Autodesk, Inc. *	46,600	4,197,262
Automatic Data Processing, Inc.	104,862	10,957,030
Bankrate, Inc. *	14,600	154,760
Bazaarvoice, Inc. *	15,200	71,440
Blackbaud, Inc.	13,400	1,077,494
Blackhawk Network Holdings, Inc. *	19,203	776,761
Blucora, Inc. *	11,572	213,503
Booz Allen Hamilton Holding Corp.	32,700	1,174,911
Bottomline Technologies de, Inc. *	8,800	205,040
Broadridge Financial Solutions, Inc.	30,725	2,148,906
BroadSoft, Inc. *	12,900	495,360
CA, Inc.	78,408	2,574,135
CACI International, Inc., Class A *	4,100	483,800
Cadence Design Systems, Inc. *	62,500	2,035,625
Callidus Software, Inc. *	16,546	348,293
Carbonite, Inc. *	14,300	308,880
Cardtronics plc, Class A *	8,800	365,904
CDK Global, Inc.	32,620	2,120,626
Citrix Systems, Inc. *	34,200	2,768,148
Cognizant Technology Solutions Corp., Class A *	138,000	8,311,740
CommerceHub, Inc., Series A *	2,534	40,544
CommerceHub, Inc., Series C *	5,069	80,698
CommVault Systems, Inc. *	13,100	660,895
Conduent, Inc. *	38,811	633,007
Convergys Corp.	26,600	598,766
CoreLogic, Inc. *	23,100	987,294
Cornerstone OnDemand, Inc. *	12,500	491,000
CoStar Group, Inc. *	7,900	1,903,031
Covisint Corp. *	4,460	8,920
CSG Systems International, Inc.	8,900	333,839
CSRA, Inc.	36,138	1,050,893
Dell Technologies, Inc., Class V *	50,677	3,400,933
Digimarc Corp. *(b)	3,542	102,187
DST Systems, Inc.	8,200	1,009,502
DXC Technology Co. *	68,704	5,176,159
eBay, Inc. *	235,644	7,872,866
Security	Number of Shares	Value ($)
Ebix, Inc.	8,303	512,295
Edgewater Technology, Inc. *	767	5,576
Electronic Arts, Inc. *	72,400	6,864,968
Ellie Mae, Inc. *	8,393	854,072
Endurance International Group Holdings, Inc. *	42,300	321,480
EnerNOC, Inc. *	9,754	55,110
Envestnet, Inc. *	7,300	254,040
EPAM Systems, Inc. *	12,000	924,000
Euronet Worldwide, Inc. *	11,900	983,178
Everi Holdings, Inc. *	28,300	179,705
EVERTEC, Inc.	14,000	221,900
ExlService Holdings, Inc. *	7,200	343,512
Facebook, Inc., Class A *	549,607	82,578,452
Fair Isaac Corp.	8,544	1,157,541
Fidelity National Information Services, Inc.	77,891	6,557,643
FireEye, Inc. *	39,700	496,647
First Data Corp., Class A *	35,000	546,700
Fiserv, Inc. *	48,600	5,790,204
FleetCor Technologies, Inc. *	21,800	3,076,852
Forrester Research, Inc.	6,800	275,740
Fortinet, Inc. *	34,800	1,357,200
Gartner, Inc. *	19,356	2,208,326
Genpact Ltd.	28,274	690,451
Gigamon, Inc. *	9,700	307,490
Global Payments, Inc.	38,028	3,109,169
Glu Mobile, Inc. *	38,900	89,859
GoDaddy, Inc., Class A *	15,100	587,692
Gogo, Inc. *(b)	16,000	201,760
GrubHub, Inc. *	20,400	876,792
GSE Systems, Inc. *	2,424	8,242
Guidewire Software, Inc. *	19,500	1,199,055
Hortonworks, Inc. *	26,900	280,029
HubSpot, Inc. *	11,300	757,665
IAC/InterActiveCorp *	18,072	1,500,157
Imperva, Inc. *	8,262	367,246
Information Services Group, Inc. *	7,500	23,625
International Business Machines Corp.	200,351	32,114,262
Intuit, Inc.	56,930	7,128,205
j2 Global, Inc.	13,300	1,200,192
Jack Henry & Associates, Inc.	19,400	1,880,248
Jive Software, Inc. *	27,994	141,370
Leaf Group Ltd. *	5,920	49,432
Leidos Holdings, Inc.	37,900	1,995,814
Liquidity Services, Inc. *	15,481	120,752
LivePerson, Inc. *	19,700	138,885
LogMeIn, Inc.	13,477	1,522,901
Manhattan Associates, Inc. *	16,300	761,047
ManTech International Corp., Class A	8,600	305,300
MasterCard, Inc., Class A	218,356	25,399,170
MAXIMUS, Inc.	16,300	994,137
Microsoft Corp.	1,801,718	123,345,614
MicroStrategy, Inc., Class A *	2,256	429,024
Mitek Systems, Inc. *	34,300	300,125
MoneyGram International, Inc. *	9,037	160,949
Monotype Imaging Holdings, Inc.	6,500	132,275
NeuStar, Inc., Class A *	20,100	667,320
New Relic, Inc. *	7,000	279,860
NIC, Inc.	26,000	555,100
Nuance Communications, Inc. *	59,974	1,072,935
Oracle Corp.	697,513	31,360,184
Pandora Media, Inc. *	55,300	600,005
Paychex, Inc.	73,664	4,366,802
Paycom Software, Inc. *	10,700	644,675
Paylocity Holding Corp. *	8,900	351,016
PayPal Holdings, Inc. *	261,944	12,499,968
Pegasystems, Inc.	12,800	583,040
Perficient, Inc. *	7,800	135,876

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PRGX Global, Inc. *	11,000	72,050
Progress Software Corp.	9,300	276,396
Proofpoint, Inc. *	9,000	678,330
PROS Holdings, Inc. *	7,826	192,911
PTC, Inc. *	29,380	1,587,989
Qualys, Inc. *	5,600	215,040
Quotient Technology, Inc. *	18,100	197,290
RealPage, Inc. *	12,600	466,830
Red Hat, Inc. *	43,564	3,837,117
Reis, Inc.	1,400	26,320
Rightside Group Ltd. *	5,920	59,437
RingCentral, Inc., Class A *	24,600	785,970
Sabre Corp.	43,200	1,011,312
salesforce.com, Inc. *	154,322	13,290,211
Science Applications International Corp.	11,785	860,187
ServiceNow, Inc. *	38,800	3,665,824
ServiceSource International, Inc. *	14,400	54,144
Shutterstock, Inc. *	4,000	172,920
Splunk, Inc. *	32,500	2,090,075
SPS Commerce, Inc. *	4,300	237,618
SS&C Technologies Holdings, Inc.	42,400	1,557,776
Stamps.com, Inc. *	5,827	618,536
StarTek, Inc. *	3,900	35,412
Sykes Enterprises, Inc. *	11,026	328,685
Symantec Corp.	139,573	4,414,694
Synchronoss Technologies, Inc. *	8,100	129,600
Synopsys, Inc. *	37,884	2,792,051
Syntel, Inc.	8,600	151,446
Tableau Software, Inc., Class A *	17,742	952,391
Take-Two Interactive Software, Inc. *	22,600	1,420,410
TeleTech Holdings, Inc.	9,100	284,375
Teradata Corp. *	27,000	787,860
The Hackett Group, Inc.	7,200	142,776
The Ultimate Software Group, Inc. *	6,600	1,337,622
The Western Union Co.	102,032	2,026,356
TiVo Corp.	36,770	726,207
Total System Services, Inc.	36,904	2,114,968
Travelport Worldwide Ltd.	42,100	554,457
Twitter, Inc. *	136,400	2,247,872
Tyler Technologies, Inc. *	8,600	1,406,874
Unisys Corp. *	18,200	205,660
Vantiv, Inc., Class A *	34,600	2,146,584
VASCO Data Security International, Inc. *	9,200	124,200
Verint Systems, Inc. *	16,210	637,053
VeriSign, Inc. *	22,275	1,980,693
Virtusa Corp. *	4,700	145,606
Visa, Inc., Class A	431,504	39,361,795
VMware, Inc., Class A *(b)	17,100	1,609,452
Web.com Group, Inc. *	18,523	357,494
WebMD Health Corp. *	7,074	383,623
WEX, Inc. *	8,900	902,994
Workday, Inc., Class A *	26,604	2,325,190
Yahoo! Inc. *	205,444	9,904,455
Yelp, Inc. *	14,300	506,363
Zendesk, Inc. *	27,000	776,250
Zillow Group, Inc., Class A *	8,797	338,597
Zillow Group, Inc., Class C *	26,594	1,037,166
Zynga, Inc., Class A *	212,600	614,414
		740,437,190

Technology Hardware & Equipment 5.5%
3D Systems Corp. *(b)	18,800	297,604
Acacia Communications, Inc. *(b)	3,100	142,104
ADTRAN, Inc.	22,200	444,000
Agilysys, Inc. *	8,460	83,754
Amphenol Corp., Class A	67,700	4,895,387
Anixter International, Inc. *	8,200	668,710
Security	Number of Shares	Value ($)
Apple, Inc.	1,224,362	175,879,601
Arista Networks, Inc. *	8,600	1,200,904
ARRIS International plc *	43,075	1,119,519
Arrow Electronics, Inc. *	18,532	1,306,506
Avnet, Inc.	26,588	1,028,690
AVX Corp.	14,000	236,740
Badger Meter, Inc.	8,000	318,000
Belden, Inc.	11,600	808,520
Benchmark Electronics, Inc. *	7,830	248,211
Black Box Corp.	4,100	40,590
Brocade Communications Systems, Inc.	87,737	1,102,854
CalAmp Corp. *	4,000	71,760
CDW Corp.	35,900	2,121,331
Ciena Corp. *	34,970	801,163
Cisco Systems, Inc.	1,162,640	39,611,145
Cognex Corp.	21,500	1,834,810
Coherent, Inc. *	5,500	1,185,800
CommScope Holding Co., Inc. *	47,382	1,991,939
Communications Systems, Inc.	53,328	229,844
Comtech Telecommunications Corp.	4,175	58,492
Corning, Inc.	217,007	6,260,652
Cray, Inc. *	7,600	136,040
CTS Corp.	8,800	194,480
CUI Global, Inc. *(b)	56,600	249,606
Daktronics, Inc.	8,700	82,302
Diebold Nixdorf, Inc.	23,500	662,700
Digi International, Inc. *	9,100	112,840
Dolby Laboratories, Inc., Class A	18,600	980,778
EchoStar Corp., Class A *	11,940	687,266
Electro Scientific Industries, Inc. *	9,900	69,102
Electronics For Imaging, Inc. *	15,500	709,590
Extreme Networks, Inc. *	27,500	214,912
F5 Networks, Inc. *	15,100	1,949,863
Fabrinet *	11,108	385,114
FARO Technologies, Inc. *	3,000	109,950
Finisar Corp. *	25,800	589,272
Fitbit, Inc., Class A *	39,300	224,796
FLIR Systems, Inc.	38,000	1,395,740
Harmonic, Inc. *	20,042	116,244
Harris Corp.	28,655	3,206,208
Hewlett Packard Enterprise Co.	389,936	7,264,508
HP, Inc.	404,136	7,605,840
I.D. Systems, Inc. *	5,500	36,135
II-VI, Inc. *	13,000	430,950
Immersion Corp. *	4,300	37,711
Infinera Corp. *	27,300	270,816
Insight Enterprises, Inc. *	8,950	376,795
InterDigital, Inc.	10,000	899,000
InvenSense, Inc. *	42,200	542,692
IPG Photonics Corp. *	9,800	1,237,936
Itron, Inc. *	5,700	369,645
Jabil Circuit, Inc.	35,300	1,024,406
Juniper Networks, Inc.	85,665	2,575,947
Keysight Technologies, Inc. *	44,058	1,649,091
Kimball Electronics, Inc. *	6,825	117,731
Knowles Corp. *	13,900	246,447
Littelfuse, Inc.	5,300	816,995
Lumentum Holdings, Inc. *	13,510	577,552
Maxwell Technologies, Inc. *	7,700	46,970
Methode Electronics, Inc.	9,500	423,225
MOCON, Inc.	600	17,910
Motorola Solutions, Inc.	37,933	3,261,100
MTS Systems Corp.	3,781	175,627
National Instruments Corp.	26,112	911,570
NCR Corp. *	35,100	1,447,875
Neonode, Inc. *(b)	31,951	53,997
NetApp, Inc.	64,900	2,586,265
NETGEAR, Inc. *	6,000	282,900

48
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NetScout Systems, Inc. *	26,000	978,900
Oclaro, Inc. *(b)	37,600	301,176
OSI Systems, Inc. *	7,500	580,500
Palo Alto Networks, Inc. *	22,000	2,385,020
Park Electrochemical Corp.	3,600	62,352
PC Connection, Inc.	7,000	201,180
PC-Tel, Inc.	8,900	68,886
Plantronics, Inc.	6,000	327,600
Plexus Corp. *	6,500	337,935
Pure Storage, Inc., Class A *	23,900	253,579
Quantum Corp. *	15,625	123,906
Radisys Corp. *	3,500	14,035
Richardson Electronics Ltd.	7,300	43,654
Rogers Corp. *	4,200	432,348
Sanmina Corp. *	20,900	778,525
ScanSource, Inc. *	6,300	248,850
Seagate Technology plc	72,766	3,065,632
Sonus Networks, Inc. *	10,860	83,405
Super Micro Computer, Inc. *	8,200	200,080
SYNNEX Corp.	8,400	910,812
Systemax, Inc.	8,000	105,920
TE Connectivity Ltd.	84,600	6,545,502
Tech Data Corp. *	8,300	793,895
TESSCO Technologies, Inc.	4,025	56,350
Trimble, Inc. *	62,084	2,199,636
TTM Technologies, Inc. *	11,000	184,030
Ubiquiti Networks, Inc. *	7,700	396,704
Uni-Pixel, Inc. *	161,500	74,936
Universal Display Corp.	10,100	902,435
VeriFone Systems, Inc. *	33,100	613,674
ViaSat, Inc. *	10,700	685,121
Viavi Solutions, Inc. *	37,553	375,530
Vishay Intertechnology, Inc.	36,488	596,579
Vishay Precision Group, Inc. *	5,620	96,664
Western Digital Corp.	64,998	5,789,372
Xerox Corp.	194,056	1,395,263
Zebra Technologies Corp., Class A *	13,275	1,251,434
		324,814,489

Telecommunication Services 2.0%
AT&T, Inc.	1,436,907	56,944,624
ATN International, Inc.	3,250	224,868
CenturyLink, Inc.	123,078	3,159,412
Cincinnati Bell, Inc. *	12,293	231,723
Cogent Communications Holdings, Inc.	9,900	445,500
Consolidated Communications Holdings, Inc. (b)	16,757	396,638
Frontier Communications Corp. (b)	257,368	483,852
General Communication, Inc., Class A *	10,500	393,120
Iridium Communications, Inc. *	17,544	185,966
Level 3 Communications, Inc. *	69,225	4,206,111
Lumos Networks Corp. *	1,500	26,865
Shenandoah Telecommunications Co.	14,200	454,400
Spok Holdings, Inc.	5,500	98,725
Sprint Corp. *	179,505	1,620,930
Straight Path Communications, Inc., Class B *	1,900	244,834
T-Mobile US, Inc. *	62,895	4,230,947
Telephone & Data Systems, Inc.	22,222	610,216
United States Cellular Corp. *	5,400	211,572
Verizon Communications, Inc.	957,069	43,939,038
Vonage Holdings Corp. *	36,400	244,244
Windstream Holdings, Inc.	32,157	177,507
Zayo Group Holdings, Inc. *	21,207	743,730
		119,274,822

Security	Number of Shares	Value ($)
Transportation 2.1%
Alaska Air Group, Inc.	29,681	2,525,556
Allegiant Travel Co.	3,200	465,280
AMERCO	1,000	374,460
American Airlines Group, Inc.	114,597	4,884,124
ArcBest Corp.	4,800	126,960
Atlas Air Worldwide Holdings, Inc. *	6,500	377,000
Avis Budget Group, Inc. *	20,600	628,300
C.H. Robinson Worldwide, Inc.	33,200	2,413,640
Celadon Group, Inc.	8,890	35,116
Covenant Transport Group, Inc., Class A *	3,000	56,190
CSX Corp.	216,300	10,996,692
Delta Air Lines, Inc.	173,311	7,875,252
Expeditors International of Washington, Inc.	40,900	2,294,081
FedEx Corp.	55,763	10,578,241
Forward Air Corp.	4,600	244,582
Genesee & Wyoming, Inc., Class A *	14,800	1,002,848
Hawaiian Holdings, Inc. *	10,700	581,010
Heartland Express, Inc.	16,241	326,769
Hertz Global Holdings, Inc. *	7,460	123,015
Hub Group, Inc., Class A *	7,100	277,965
JB Hunt Transport Services, Inc.	19,600	1,757,336
JetBlue Airways Corp. *	70,599	1,541,176
Kansas City Southern	26,555	2,391,809
Kirby Corp. *	15,000	1,059,000
Knight Transportation, Inc.	14,650	502,495
Landstar System, Inc.	9,700	828,865
Macquarie Infrastructure Corp.	18,600	1,513,482
Marten Transport Ltd.	9,476	235,005
Matson, Inc.	10,500	332,850
Norfolk Southern Corp.	69,100	8,118,559
Old Dominion Freight Line, Inc.	15,102	1,336,829
Park-Ohio Holdings Corp.	3,600	141,660
Roadrunner Transportation Systems, Inc. *	4,900	32,928
Ryder System, Inc.	15,560	1,056,680
Saia, Inc. *	4,450	214,267
SkyWest, Inc.	14,300	531,960
Southwest Airlines Co.	146,115	8,214,585
Spirit Airlines, Inc. *	14,000	801,780
Swift Transportation Co. *	19,000	467,020
Union Pacific Corp.	190,270	21,302,629
United Continental Holdings, Inc. *	66,766	4,687,641
United Parcel Service, Inc., Class B	161,541	17,359,196
Universal Logistics Holdings, Inc.	3,300	46,035
Werner Enterprises, Inc.	10,032	273,874
XPO Logistics, Inc. *	22,010	1,087,074
YRC Worldwide, Inc. *	8,600	91,676
		122,113,492

Utilities 3.2%
AES Corp.	138,596	1,567,521
ALLETE, Inc.	14,633	1,022,993
Alliant Energy Corp.	52,600	2,068,232
Ameren Corp.	54,476	2,979,292
American Electric Power Co., Inc.	112,120	7,605,100
American States Water Co.	9,600	427,392
American Water Works Co., Inc.	42,400	3,381,824
Aqua America, Inc.	45,967	1,521,048
Artesian Resources Corp., Class A	4,000	153,640
Atmos Energy Corp.	22,672	1,836,885
Avangrid, Inc.	16,400	713,400
Avista Corp.	15,800	637,372
Black Hills Corp.	13,400	911,468
Cadiz, Inc. *	6,356	95,976
California Water Service Group	11,300	403,410

49
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Calpine Corp. *	65,100	664,020
CenterPoint Energy, Inc.	104,900	2,992,797
Chesapeake Utilities Corp.	2,770	203,041
CMS Energy Corp.	70,959	3,221,539
Connecticut Water Service, Inc.	5,100	273,717
Consolidated Edison, Inc.	71,510	5,669,313
Delta Natural Gas Co., Inc.	1,291	39,117
Dominion Resources, Inc.	144,154	11,161,844
DTE Energy Co.	40,348	4,219,997
Duke Energy Corp.	164,950	13,608,375
Dynegy, Inc. *	27,300	175,266
Edison International	78,210	6,254,454
El Paso Electric Co.	11,300	583,080
Entergy Corp.	37,993	2,897,346
Eversource Energy	73,136	4,344,278
Exelon Corp.	212,569	7,361,264
FirstEnergy Corp.	104,456	3,127,413
Genie Energy Ltd., Class B	12,800	101,760
Great Plains Energy, Inc.	41,341	1,223,280
Hawaiian Electric Industries, Inc.	27,100	908,392
IDACORP, Inc.	13,300	1,124,116
MDU Resources Group, Inc.	45,325	1,219,243
MGE Energy, Inc.	9,950	639,785
Middlesex Water Co.	9,400	358,328
National Fuel Gas Co.	20,700	1,146,366
New Jersey Resources Corp.	20,150	813,053
NextEra Energy, Inc.	108,672	14,514,232
NiSource, Inc.	65,764	1,594,777
Northwest Natural Gas Co.	6,300	375,480
NorthWestern Corp.	10,900	651,602
NRG Energy, Inc.	63,356	1,070,716
NRG Yield, Inc., Class A	8,300	143,922
NRG Yield, Inc., Class C	30,600	541,620
OGE Energy Corp.	41,200	1,432,936
ONE Gas, Inc.	8,525	586,776
Ormat Technologies, Inc.	8,600	507,916
Otter Tail Corp.	7,800	308,100
Pattern Energy Group, Inc.	14,497	319,224
PG&E Corp.	116,600	7,818,030
Pinnacle West Capital Corp.	28,000	2,382,520
PNM Resources, Inc.	21,200	789,700
Portland General Electric Co.	24,800	1,124,432
PPL Corp.	159,200	6,067,112
Public Service Enterprise Group, Inc.	121,300	5,343,265
Pure Cycle Corp. *	8,000	55,600
SCANA Corp.	31,005	2,055,942
Sempra Energy	56,096	6,339,970
SJW Group.	4,470	218,315
South Jersey Industries, Inc.	19,400	727,888
Southwest Gas Holdings, Inc.	13,400	1,122,384
Spire, Inc.	10,800	740,340
TerraForm Power, Inc., Class A *	9,400	118,346
The Southern Co.	231,773	11,542,295
The York Water Co.	6,100	228,750
UGI Corp.	36,400	1,825,824
Unitil Corp.	7,200	348,696
Vectren Corp.	23,366	1,388,408
WEC Energy Group, Inc.	74,077	4,483,140
Westar Energy, Inc.	33,000	1,716,990
WGL Holdings, Inc.	10,700	882,322
Xcel Energy, Inc.	123,508	5,564,035
		184,588,342
Total Common Stock
(Cost $3,472,334,120)		5,824,673,305

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(e)	18,400	31,280

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(e)	31,000	34,410
FRD Acquisition Co. CVR *(e)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(e)	8,900	—
Total Rights
(Cost $34,633)		65,690

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	22,506,953	22,506,953
Total Other Investment Company
(Cost $22,506,953)		22,506,953
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Barclays Capital, Inc.
0.42%, 05/01/17 (d)	11,400,000	11,400,000
Total Short-Term Investment
(Cost $11,400,000)		11,400,000

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $3,542,250,210 and the unrealized appreciation and depreciation were $2,421,357,911 and ($104,962,173), respectively, with a net unrealized appreciation of $2,316,395,738.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $21,538,581.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

50
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	40	2,796,800	42,209
S&P 500 Index, e-mini, Long, expires 06/16/17	135	16,068,375	192,159
Net Unrealized Appreciation			234,368
51
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.6%	Common Stock	2,717,668,950	3,311,221,395
0.6%	Preferred Stock	18,339,785	20,066,159
0.0%	Rights	151,087	121,959
0.6%	Other Investment Company	22,103,193	22,103,193
1.1%	Short-Term Investments	39,047,407	39,047,407
99.9%	Total Investments	2,797,310,422	3,392,560,113
0.1%	Other Assets and Liabilities, Net		1,777,965
100.0%	Net Assets		3,394,338,078

Security	Number of Shares	Value ($)
Common Stock 97.6% of net assets

Australia 7.2%
Banks 2.6%
Australia & New Zealand Banking Group Ltd.	733,288	17,950,141
Bank of Queensland Ltd.	89,063	796,857
Bendigo & Adelaide Bank Ltd.	117,885	1,084,860
Commonwealth Bank of Australia	431,753	28,199,475
National Australia Bank Ltd.	665,884	16,901,559
Westpac Banking Corp.	839,116	21,997,222
		86,930,114
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	730,483
Commercial & Professional Services 0.1%
Brambles Ltd.	392,318	3,035,790
SEEK Ltd.	87,652	1,116,526
		4,152,316
Consumer Services 0.2%
Aristocrat Leisure Ltd.	139,618	2,051,780
Crown Resorts Ltd.	86,330	807,214
Domino's Pizza Enterprises Ltd.	14,586	667,017
Flight Centre Travel Group Ltd.	11,202	263,490
Tabcorp Holdings Ltd.	197,467	701,556
Tatts Group Ltd.	359,783	1,157,430
		5,648,487
Diversified Financials 0.3%
AMP Ltd.	751,244	3,009,989
ASX Ltd.	47,112	1,786,002
Challenger Ltd.	134,444	1,327,889
Macquarie Group Ltd.	77,669	5,395,418
		11,519,298
Energy 0.3%
Caltex Australia Ltd.	64,807	1,446,575
Oil Search Ltd.	349,709	1,887,008
Origin Energy Ltd. *	452,042	2,432,563
Santos Ltd. *	445,659	1,156,975
Woodside Petroleum Ltd.	191,493	4,609,518
		11,532,639
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	282,940	9,107,711
Woolworths Ltd.	318,979	6,412,007
		15,519,718
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	149,082	1,044,828
Treasury Wine Estates Ltd.	179,536	1,611,938
		2,656,766
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,419,675
Healthscope Ltd.	411,020	678,815
Ramsay Health Care Ltd.	33,875	1,816,448
Sonic Healthcare Ltd.	96,015	1,587,259
		5,502,197
Insurance 0.3%
Insurance Australia Group Ltd.	597,474	2,773,402
Medibank Pvt Ltd.	707,986	1,541,258
QBE Insurance Group Ltd.	339,813	3,264,845
Suncorp Group Ltd.	325,817	3,358,730
		10,938,235
Materials 1.1%
Alumina Ltd.	652,303	895,460
Amcor Ltd.	289,149	3,399,893
BHP Billiton Ltd.	801,347	14,267,129
Boral Ltd.	290,039	1,336,948
Fortescue Metals Group Ltd.	384,488	1,523,976
Incitec Pivot Ltd.	440,834	1,248,950
James Hardie Industries plc CDI	108,813	1,841,154
Newcrest Mining Ltd.	194,698	3,123,604
Orica Ltd.	96,446	1,336,213
Rio Tinto Ltd.	107,310	4,858,105
South32 Ltd.	1,361,508	2,821,448
		36,652,880
Media 0.0%
REA Group Ltd.	11,834	543,469
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	114,138	11,317,930
Real Estate 0.6%
Dexus Property Group	239,107	1,825,807
Goodman Group	454,420	2,759,102
LendLease Group	136,065	1,633,549
Mirvac Group	951,910	1,616,820
Scentre Group	1,341,771	4,329,226
Stockland	608,687	2,209,135
The GPT Group	438,599	1,722,851
Vicinity Centres	803,376	1,731,611
Westfield Corp.	484,604	3,295,536
		21,123,637
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	416,590
Software & Services 0.0%
Computershare Ltd.	115,712	1,275,616

52
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,053,996	3,330,173
TPG Telecom Ltd.	90,804	400,640
Vocus Group Ltd.	147,415	371,627
		4,102,440
Transportation 0.3%
Aurizon Holdings Ltd.	498,416	1,921,967
Qantas Airways Ltd.	144,571	458,271
Sydney Airport	283,449	1,463,980
Transurban Group	502,152	4,587,606
		8,431,824
Utilities 0.2%
AGL Energy Ltd.	167,663	3,356,754
APA Group	287,747	1,973,394
AusNet Services	407,266	533,380
DUET Group	616,563	1,393,224
		7,256,752
		246,251,391

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	77,403	2,771,322
Raiffeisen Bank International AG *	31,357	714,821
		3,486,143
Capital Goods 0.0%
ANDRITZ AG	19,563	1,080,995
Energy 0.1%
OMV AG	34,514	1,589,753
Materials 0.0%
voestalpine AG	29,000	1,208,991
		7,365,882

Belgium 1.1%
Banks 0.1%
KBC Group N.V.	61,980	4,479,100
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	21,293	2,042,387
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	881,837
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev S.A./N.V.	190,619	21,496,167
Insurance 0.1%
Ageas	48,027	1,966,505
Materials 0.1%
Solvay S.A.	17,808	2,265,018
Umicore S.A.	25,057	1,468,018
		3,733,036
Media 0.0%
Telenet Group Holding N.V. *	12,101	735,266
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	32,863	2,564,923
Telecommunication Services 0.0%
Proximus (a)	39,640	1,212,347
		39,111,568

Denmark 1.7%
Banks 0.2%
Danske Bank A/S	172,155	6,259,302
Capital Goods 0.1%
Vestas Wind Systems A/S	54,860	4,720,513
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
ISS A/S	40,953	1,698,740
Consumer Durables & Apparel 0.1%
Pandora A/S	27,457	2,966,184
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	27,173	2,711,390
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	28,914	2,475,784
William Demant Holding A/S *	32,260	738,357
		3,214,141
Insurance 0.0%
Tryg A/S	28,614	549,010
Materials 0.1%
Chr. Hansen Holding A/S	25,970	1,749,702
Novozymes A/S, B Shares	59,155	2,553,905
		4,303,607
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Genmab A/S *	14,469	2,878,965
Novo Nordisk A/S, Class B	479,312	18,662,902
		21,541,867
Telecommunication Services 0.0%
TDC A/S	207,416	1,112,676
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,532,909
AP Moeller - Maersk A/S, Series B	1,602	2,763,504
DSV A/S	48,692	2,711,436
		7,007,849
Utilities 0.1%
DONG Energy A/S	35,950	1,415,602
		57,500,881

Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	30,079	1,292,819
Capital Goods 0.2%
Kone Oyj, Class B	83,581	3,825,701
Metso Oyj	30,201	1,081,617
Wartsila Oyj Abp	36,379	2,212,369
		7,119,687
Energy 0.0%
Neste Oyj (a)	30,786	1,254,504
Insurance 0.2%
Sampo Oyj, A Shares	110,633	5,294,628
Materials 0.2%
Stora Enso Oyj, R Shares	141,926	1,684,362
UPM-Kymmene Oyj	135,953	3,581,909
		5,266,271
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	26,910	1,542,200
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,469,797	8,402,600
Telecommunication Services 0.0%
Elisa Oyj	33,232	1,130,119
Utilities 0.1%
Fortum Oyj	110,652	1,608,908
		32,911,736

53
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
France 10.3%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	46,156	6,037,253
Peugeot S.A. *	120,418	2,524,636
Renault S.A.	48,550	4,527,342
Valeo S.A.	59,684	4,294,865
		17,384,096
Banks 1.0%
BNP Paribas S.A.	265,883	18,765,273
Credit Agricole S.A.	273,880	4,073,645
Natixis S.A.	235,018	1,635,534
Societe Generale S.A.	191,590	10,505,390
		34,979,842
Capital Goods 1.8%
Airbus SE	143,778	11,630,576
Alstom S.A. *	37,761	1,198,548
Bouygues S.A.	52,322	2,199,296
Compagnie de Saint-Gobain	126,754	6,839,244
Dassault Aviation S.A.	607	829,492
Eiffage S.A.	15,867	1,344,012
Legrand S.A.	66,194	4,284,799
Rexel S.A.	77,313	1,380,681
Safran S.A.	78,838	6,527,378
Schneider Electric SE	140,229	11,106,936
Thales S.A.	26,755	2,812,122
Vinci S.A.	126,408	10,774,828
Zodiac Aerospace	52,992	1,286,408
		62,214,320
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	67,071	1,554,059
Edenred	55,957	1,433,431
Societe BIC S.A.	6,847	769,449
		3,756,939
Consumer Durables & Apparel 0.9%
Christian Dior SE	13,691	3,754,953
Hermes International	6,714	3,209,760
Kering	19,055	5,906,251
LVMH Moet Hennessy Louis Vuitton SE	69,333	17,116,151
SEB S.A.	6,090	980,695
		30,967,810
Consumer Services 0.1%
Accor S.A.	41,811	1,906,546
Sodexo S.A.	23,479	2,983,985
		4,890,531
Diversified Financials 0.1%
Eurazeo S.A.	9,507	644,392
Wendel S.A.	7,561	1,059,905
		1,704,297
Energy 0.9%
TOTAL S.A.	569,051	29,211,207
Food & Staples Retailing 0.1%
Carrefour S.A.	139,679	3,289,612
Casino Guichard Perrachon S.A.	13,859	834,652
		4,124,264
Food, Beverage & Tobacco 0.5%
Danone S.A.	146,660	10,264,135
Pernod-Ricard S.A.	53,408	6,684,097
Remy Cointreau S.A.	5,148	519,313
		17,467,545
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Essilor International S.A.	51,817	6,715,117
Household & Personal Products 0.4%
L'Oreal S.A.	63,352	12,616,524
Insurance 0.5%
AXA S.A.	488,337	13,028,893
CNP Assurances	42,813	894,311
SCOR SE	39,088	1,546,202
		15,469,406
Materials 0.5%
Air Liquide S.A.	96,950	11,681,136
ArcelorMittal *	457,643	3,596,315
Arkema S.A.	16,784	1,777,140
Imerys S.A.	8,347	718,101
		17,772,692
Media 0.4%
Eutelsat Communications S.A.	42,441	1,004,132
JCDecaux S.A.	19,220	678,457
Lagardere S.C.A.	32,494	994,653
Publicis Groupe S.A.	47,259	3,411,913
SES S.A.	91,135	1,991,902
Vivendi S.A.	259,023	5,137,774
		13,218,831
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Eurofins Scientific SE	2,700	1,329,822
Sanofi	289,925	27,396,109
		28,725,931
Real Estate 0.3%
Fonciere Des Regions	8,593	766,915
Gecina S.A.	10,487	1,491,549
ICADE	9,509	706,115
Klepierre (a)	53,561	2,102,263
Unibail-Rodamco SE	24,502	6,016,261
		11,083,103
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	160,240	2,572,439
Software & Services 0.3%
Atos SE	22,145	2,900,668
Capgemini S.A.	40,684	4,073,361
Dassault Systemes S.A.	31,267	2,789,667
		9,763,696
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	13,215	1,196,578
Telecommunication Services 0.3%
Iliad S.A.	6,876	1,668,969
Orange S.A.	500,086	7,739,999
SFR Group S.A. *	20,060	656,748
		10,065,716
Transportation 0.1%
Aeroports de Paris	7,956	1,061,209
Bollore S.A.	202,640	824,528
Groupe Eurotunnel SE	113,376	1,245,515
		3,131,252
Utilities 0.3%
Electricite de France S.A.	88,101	735,445
Engie S.A.	396,018	5,583,870
Suez	85,592	1,406,001
Veolia Environnement S.A. (a)	119,484	2,273,824
		9,999,140
		349,031,276

54
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Germany 8.8%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	83,089	7,938,469
Continental AG	26,960	6,038,966
Daimler AG	241,363	17,984,991
Volkswagen AG	9,106	1,468,298
		33,430,724
Banks 0.1%
Commerzbank AG *	259,072	2,539,823
Capital Goods 1.0%
Brenntag AG	38,160	2,262,191
GEA Group AG	46,234	1,965,516
HOCHTIEF AG	4,861	875,432
MAN SE	8,932	938,452
OSRAM Licht AG	22,359	1,497,816
Siemens AG	191,317	27,443,059
		34,982,466
Consumer Durables & Apparel 0.3%
adidas AG	46,610	9,344,768
Hugo Boss AG	17,602	1,338,514
		10,683,282
Diversified Financials 0.4%
Deutsche Bank AG *(a)	515,004	9,260,188
Deutsche Boerse AG	48,188	4,716,610
		13,976,798
Food & Staples Retailing 0.0%
METRO AG	43,780	1,440,770
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	54,722	4,857,630
Fresenius SE & Co. KGaA	102,820	8,341,813
		13,199,443
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,434,567
Henkel AG & Co. KGaA	24,790	2,891,772
		5,326,339
Insurance 0.9%
Allianz SE	114,365	21,772,534
Hannover Rueck SE	15,006	1,800,182
Muenchener Rueckversicherungs-Gesellschaft AG	40,166	7,700,594
		31,273,310
Materials 1.3%
BASF SE	229,281	22,336,310
Covestro AG	22,358	1,742,389
Evonik Industries AG	39,945	1,333,763
HeidelbergCement AG	36,540	3,382,779
K&S AG (a)	49,682	1,185,328
LANXESS AG	22,836	1,648,906
Linde AG	46,701	8,391,629
Symrise AG	29,749	2,082,679
ThyssenKrupp AG	88,924	2,119,107
		44,222,890
Media 0.1%
Axel Springer SE	9,347	524,433
ProSiebenSat.1 Media SE	57,179	2,427,227
RTL Group S.A. *	8,951	693,746
		3,645,406
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG	206,902	25,600,618
Merck KGaA	32,622	3,832,158
QIAGEN N.V. *	53,387	1,599,325
		31,032,101
Real Estate 0.2%
Deutsche Wohnen AG	88,981	3,042,574
Vonovia SE	115,239	4,172,134
		7,214,708
Retailing 0.0%
Zalando SE *	20,862	920,268
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	285,586	5,902,931
Software & Services 0.8%
SAP SE	245,789	24,619,690
United Internet AG	30,312	1,395,146
		26,014,836
Telecommunication Services 0.5%
Deutsche Telekom AG	818,934	14,364,752
Telefonica Deutschland Holding AG	186,815	905,816
		15,270,568
Transportation 0.3%
Deutsche Lufthansa AG	63,390	1,093,619
Deutsche Post AG	242,531	8,717,485
Fraport AG Frankfurt Airport Services Worldwide	12,132	954,467
		10,765,571
Utilities 0.2%
E.ON SE	552,778	4,309,117
Innogy SE	37,210	1,367,983
RWE AG *	119,048	1,971,820
		7,648,920
		299,491,154

Hong Kong 3.5%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	948,500	3,897,895
Hang Seng Bank Ltd.	188,236	3,812,889
The Bank of East Asia Ltd.	305,000	1,261,253
		8,972,037
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	682,525	8,522,884
Jardine Matheson Holdings Ltd.	61,600	3,964,137
Jardine Strategic Holdings Ltd.	54,900	2,319,848
NWS Holdings Ltd.	402,000	754,935
		15,561,804
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	577,019
Techtronic Industries Co., Ltd.	331,000	1,420,110
Yue Yuen Industrial Holdings Ltd.	199,000	786,703
		2,783,832
Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	597,000	3,316,607
Melco Resorts & Entertainment Ltd. ADR	45,490	998,505
MGM China Holdings Ltd.	254,000	577,796
Sands China Ltd.	592,400	2,683,062
Shangri-La Asia Ltd.	370,000	529,546
SJM Holdings Ltd.	572,000	554,520
Wynn Macau Ltd. *	425,200	932,059
		9,592,095

55
Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	379,813
Hong Kong Exchanges & Clearing Ltd. (a)	290,118	7,135,175
		7,514,988
Food, Beverage & Tobacco 0.1%
WH Group Ltd.	2,117,500	1,889,134
Insurance 0.6%
AIA Group Ltd.	3,019,600	20,899,965
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	679,025	4,861,282
Hang Lung Group Ltd.	225,000	938,232
Hang Lung Properties Ltd.	536,000	1,404,415
Henderson Land Development Co., Ltd.	266,681	1,688,212
Hongkong Land Holdings Ltd.	286,700	2,209,593
Hysan Development Co., Ltd.	156,000	735,713
Kerry Properties Ltd.	166,500	622,428
Link REIT	545,500	3,921,038
New World Development Co., Ltd.	1,434,666	1,784,019
Sino Land Co., Ltd.	800,000	1,353,802
Sun Hung Kai Properties Ltd.	359,604	5,388,665
Swire Pacific Ltd., Class A	127,590	1,230,330
Swire Properties Ltd.	277,600	930,668
The Wharf Holdings Ltd.	344,100	2,933,806
Wheelock & Co., Ltd.	204,000	1,589,039
		31,591,242
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	845,609
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	938,000	1,199,882
PCCW Ltd.	976,000	551,024
		1,750,906
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	372,758
MTR Corp., Ltd.	367,000	2,111,414
		2,484,172
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,462,022
CLP Holdings Ltd.	417,580	4,403,886
HK Electric Investments & HK Electric Investments Ltd.	644,000	569,404
Hong Kong & China Gas Co., Ltd.	1,958,867	3,913,579
Power Assets Holdings Ltd.	338,500	3,044,503
		13,393,394
		117,279,178

Ireland 0.5%
Banks 0.1%
Bank of Ireland *	7,133,190	1,795,689
Consumer Services 0.1%
Paddy Power Betfair plc	19,553	2,176,139
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	38,763	3,167,684
Materials 0.2%
CRH plc	209,805	7,641,956
Transportation 0.0%
Ryanair Holdings plc *	43,580	754,760
		15,536,228

Security	Number of Shares	Value ($)
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,652,248
Bank Leumi Le-Israel B.M. *	347,306	1,624,233
Mizrahi Tefahot Bank Ltd.	30,973	499,639
		3,776,120
Capital Goods 0.0%
Elbit Systems Ltd.	6,178	735,516
Materials 0.1%
Frutarom Industries Ltd.	9,998	587,692
Israel Chemicals Ltd.	111,577	480,824
		1,068,516
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	414,116
Teva Pharmaceutical Industries Ltd. ADR	229,655	7,252,505
		7,666,621
Real Estate 0.0%
Azrieli Group Ltd.	11,367	604,650
Software & Services 0.2%
Check Point Software Technologies Ltd. *	32,771	3,408,512
Mobileye N.V. *	44,392	2,748,752
Nice Ltd.	15,579	1,052,348
		7,209,612
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	800,191
		21,861,226

Italy 2.1%
Automobiles & Components 0.1%
Ferrari N.V.	30,129	2,266,491
Fiat Chrysler Automobiles N.V. *	228,290	2,593,032
		4,859,523
Banks 0.5%
Intesa Sanpaolo S.p.A.	3,178,264	9,277,667
Mediobanca S.p.A.	139,974	1,346,068
UniCredit S.p.A. *	468,422	7,627,074
		18,250,809
Capital Goods 0.2%
CNH Industrial N.V.	262,153	2,890,906
Leonardo S.p.A. *	96,417	1,515,159
Prysmian S.p.A.	46,111	1,330,703
		5,736,768
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	42,574	2,461,232
Diversified Financials 0.1%
EXOR N.V.	27,867	1,564,209
Energy 0.4%
Eni S.p.A.	633,769	9,830,397
Saipem S.p.A. *	1,497,124	644,420
Snam S.p.A.	617,561	2,728,425
Tenaris S.A.	117,136	1,829,887
		15,033,129

56
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Insurance 0.2%
Assicurazioni Generali S.p.A.	293,312	4,646,066
Poste Italiane S.p.A	124,707	853,975
UnipolSai Assicurazioni S.p.A.	249,290	572,644
		6,072,685
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,813,706	2,497,423
Transportation 0.1%
Atlantia S.p.A.	103,819	2,632,762
Utilities 0.3%
Enel S.p.A.	1,918,958	9,123,078
Terna - Rete Elettrica Nationale S.p.A.	403,475	2,034,251
		11,157,329
		70,265,869

Japan 22.7%
Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	48,900	2,394,983
Bridgestone Corp.	162,557	6,780,456
Denso Corp.	119,700	5,165,969
Honda Motor Co., Ltd.	405,239	11,794,747
Isuzu Motors Ltd.	145,300	1,974,929
Koito Manufacturing Co., Ltd.	28,800	1,488,183
Mazda Motor Corp.	138,800	2,050,391
Mitsubishi Motors Corp.	176,800	1,132,323
NGK Spark Plug Co., Ltd.	46,900	1,017,138
Nissan Motor Co., Ltd.	589,996	5,620,048
NOK Corp.	20,800	495,775
Stanley Electric Co., Ltd.	38,100	1,115,649
Subaru Corp.	154,100	5,842,252
Sumitomo Electric Industries Ltd.	189,200	3,090,004
Sumitomo Rubber Industries Ltd.	40,700	732,545
Suzuki Motor Corp.	86,100	3,599,233
The Yokohama Rubber Co., Ltd.	24,500	481,070
Toyoda Gosei Co., Ltd.	17,100	454,453
Toyota Industries Corp.	39,700	1,977,629
Toyota Motor Corp.	654,803	35,438,432
Yamaha Motor Co., Ltd.	69,400	1,648,148
		94,294,357
Banks 1.9%
Aozora Bank Ltd.	296,000	1,078,539
Concordia Financial Group Ltd.	311,900	1,434,677
Fukuoka Financial Group, Inc.	180,000	821,138
Japan Post Bank Co., Ltd.	100,900	1,256,724
Kyushu Financial Group, Inc.	99,400	619,770
Mebuki Financial Group, Inc.	226,580	889,062
Mitsubishi UFJ Financial Group, Inc.	3,195,109	20,246,105
Mizuho Financial Group, Inc.	6,015,634	10,996,151
Resona Holdings, Inc.	547,700	3,044,769
Seven Bank Ltd.	149,400	501,785
Shinsei Bank Ltd.	411,000	767,359
Sumitomo Mitsui Financial Group, Inc.	338,446	12,566,707
Sumitomo Mitsui Trust Holdings, Inc.	82,800	2,836,374
Suruga Bank Ltd.	44,300	926,161
The Bank of Kyoto Ltd.	77,000	609,813
The Chiba Bank Ltd.	169,000	1,132,138
The Chugoku Bank Ltd.	43,400	644,750
The Hachijuni Bank Ltd.	95,000	561,008
The Hiroshima Bank Ltd.	116,000	500,761
The Shizuoka Bank Ltd.	132,000	1,114,164
Yamaguchi Financial Group, Inc.	50,000	553,974
		63,101,929
Security	Number of Shares	Value ($)
Capital Goods 3.2%
Amada Holdings Co., Ltd.	86,000	1,022,482
Asahi Glass Co., Ltd.	246,000	2,131,480
Daikin Industries Ltd.	58,400	5,677,853
FANUC Corp.	48,200	9,813,330
Fuji Electric Co., Ltd.	140,000	767,379
Hino Motors Ltd.	61,600	772,913
Hitachi Construction Machinery Co., Ltd.	23,300	600,669
Hoshizaki Corp.	11,900	992,849
IHI Corp. *	356,000	1,205,555
ITOCHU Corp.	368,400	5,212,849
JGC Corp.	57,300	1,000,576
JTEKT Corp.	53,100	837,597
Kajima Corp.	215,000	1,459,897
Kawasaki Heavy Industries Ltd.	357,000	1,080,857
Keihan Holdings Co., Ltd.	115,000	723,477
Komatsu Ltd.	231,609	6,188,946
Kubota Corp.	262,500	4,135,110
Kurita Water Industries Ltd.	25,000	645,571
LIXIL Group Corp.	64,900	1,622,033
Mabuchi Motor Co., Ltd.	11,300	637,891
Makita Corp.	57,600	2,055,150
Marubeni Corp.	424,600	2,617,121
Minebea Mitsumi, Inc.	89,000	1,287,553
MISUMI Group, Inc.	68,200	1,292,052
Mitsubishi Corp.	380,200	8,204,745
Mitsubishi Electric Corp.	489,700	6,834,458
Mitsubishi Heavy Industries Ltd.	793,000	3,177,445
Mitsui & Co., Ltd.	422,700	5,968,775
Nabtesco Corp.	28,000	793,810
NGK Insulators Ltd.	63,000	1,347,960
Nidec Corp.	59,800	5,486,879
NSK Ltd.	113,200	1,548,016
Obayashi Corp.	157,000	1,524,294
Seibu Holdings, Inc.	40,700	711,029
Shimizu Corp.	140,000	1,342,590
SMC Corp.	14,400	4,058,838
Sumitomo Corp.	296,400	3,960,892
Sumitomo Heavy Industries Ltd.	146,000	1,018,507
Taisei Corp.	255,000	1,944,475
THK Co., Ltd.	33,000	851,171
Toshiba Corp. *	978,178	1,973,151
TOTO Ltd.	36,300	1,384,928
Toyota Tsusho Corp.	55,800	1,761,772
		107,674,925
Commercial & Professional Services 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,469,509
Park24 Co., Ltd.	25,000	645,047
Recruit Holdings Co., Ltd.	90,900	4,594,297
Secom Co., Ltd.	52,200	3,790,920
Sohgo Security Services Co., Ltd.	17,100	746,557
Toppan Printing Co., Ltd.	160,000	1,610,687
		12,857,017
Consumer Durables & Apparel 1.0%
Asics Corp.	36,800	651,308
Bandai Namco Holdings, Inc.	47,500	1,490,863
Casio Computer Co., Ltd.	60,500	852,656
Iida Group Holdings Co., Ltd.	37,800	601,994
Nikon Corp.	81,700	1,166,301
Panasonic Corp.	557,012	6,660,885
Rinnai Corp.	8,500	706,843
Sankyo Co., Ltd.	10,600	369,679
Sega Sammy Holdings, Inc.	49,800	668,639
Sekisui Chemical Co., Ltd.	97,000	1,628,012
Sekisui House Ltd.	147,000	2,441,935
Sharp Corp. *(a)	355,000	1,287,422

57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shimano, Inc.	18,600	2,846,617
Sony Corp.	317,200	10,884,501
Yamaha Corp.	40,300	1,117,773
		33,375,428
Consumer Services 0.1%
Benesse Holdings, Inc.	19,300	582,421
McDonald's Holdings Co., Ltd. (a)	15,000	462,310
Oriental Land Co., Ltd.	54,200	3,112,940
		4,157,671
Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	394,430
AEON Financial Service Co., Ltd.	33,100	636,110
Credit Saison Co., Ltd.	34,000	619,534
Daiwa Securities Group, Inc.	404,000	2,457,682
Japan Exchange Group, Inc.	130,100	1,824,233
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	645,917
Nomura Holdings, Inc.	905,700	5,442,920
ORIX Corp.	327,800	5,009,677
SBI Holdings, Inc.	48,290	669,886
		17,700,389
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	642,635
Inpex Corp.	239,000	2,290,200
JXTG Holdings, Inc.	781,000	3,523,897
Showa Shell Sekiyu K.K.	49,300	476,128
		6,932,860
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	161,200	2,389,128
FamilyMart UNY Holdings Co., Ltd.	21,300	1,204,023
Lawson, Inc.	12,000	796,190
Seven & i Holdings Co., Ltd.	189,703	8,011,910
Sundrug Co., Ltd.	17,200	603,220
Tsuruha Holdings, Inc.	10,100	1,022,396
		14,026,867
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	138,700	2,702,740
Asahi Group Holdings Ltd.	98,000	3,702,803
Calbee, Inc.	20,700	723,702
Coca-Cola Bottlers Japan, Inc.	32,600	972,047
Japan Tobacco, Inc.	274,300	9,127,536
Kikkoman Corp.	35,000	1,077,149
Kirin Holdings Co., Ltd.	203,000	3,951,949
MEIJI Holdings Co., Ltd.	29,000	2,465,140
NH Foods Ltd.	45,000	1,282,633
Nisshin Seifun Group, Inc.	49,400	759,016
Nissin Foods Holdings Co., Ltd.	15,200	870,383
Suntory Beverage & Food Ltd.	34,000	1,531,847
Toyo Suisan Kaisha Ltd.	22,800	856,316
Yakult Honsha Co., Ltd.	23,100	1,316,612
Yamazaki Baking Co., Ltd.	32,000	675,415
		32,015,288
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	51,900	937,191
CYBERDYNE, Inc. *(a)	33,471	472,897
Hoya Corp.	97,807	4,674,469
M3, Inc.	49,500	1,265,423
Medipal Holdings Corp.	43,300	717,393
Miraca Holdings, Inc.	14,800	682,371
Olympus Corp.	71,300	2,749,172
Suzuken Co., Ltd.	19,500	645,272
Sysmex Corp.	39,700	2,418,032
Terumo Corp.	85,200	3,111,378
		17,673,598
Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
Kao Corp.	126,319	6,970,743
Kose Corp.	8,000	760,039
Lion Corp.	58,000	1,048,060
Pola Orbis Holdings, Inc.	21,200	489,568
Shiseido Co., Ltd.	96,200	2,606,115
Unicharm Corp.	100,500	2,444,078
		14,318,603
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	273,300	4,657,032
Japan Post Holdings Co., Ltd.	117,300	1,455,476
MS&AD Insurance Group Holdings, Inc.	124,662	4,064,489
Sompo Holdings, Inc.	89,300	3,374,692
Sony Financial Holdings, Inc.	40,600	675,288
T&D Holdings, Inc.	148,300	2,205,153
Tokio Marine Holdings, Inc.	169,899	7,163,547
		23,595,677
Materials 1.4%
Air Water, Inc.	34,000	654,872
Asahi Kasei Corp.	324,000	3,089,535
Daicel Corp.	72,300	829,977
Hitachi Chemical Co., Ltd.	28,300	810,487
Hitachi Metals Ltd.	55,800	781,440
JFE Holdings, Inc.	134,500	2,294,112
JSR Corp.	49,900	911,952
Kaneka Corp.	72,000	567,708
Kansai Paint Co., Ltd.	55,200	1,221,922
Kobe Steel Ltd. *	83,900	745,372
Kuraray Co., Ltd.	88,000	1,420,242
Maruichi Steel Tube Ltd.	13,300	377,151
Mitsubishi Chemical Holdings Corp.	343,000	2,684,725
Mitsubishi Gas Chemical Co., Inc.	42,500	908,784
Mitsubishi Materials Corp.	27,200	809,928
Mitsui Chemicals, Inc.	220,000	1,125,673
Nippon Paint Holdings Co., Ltd.	40,500	1,553,513
Nippon Steel & Sumitomo Metal Corp.	203,941	4,592,857
Nissan Chemical Industries Ltd.	30,700	952,171
Nitto Denko Corp.	42,100	3,170,158
Oji Holdings Corp.	207,000	1,001,880
Shin-Etsu Chemical Co., Ltd.	96,760	8,410,149
Sumitomo Chemical Co., Ltd.	380,000	2,144,531
Sumitomo Metal Mining Co., Ltd.	119,000	1,611,436
Taiheiyo Cement Corp.	281,000	933,812
Taiyo Nippon Sanso Corp.	27,900	333,521
Teijin Ltd.	48,200	933,893
Toray Industries, Inc.	372,000	3,292,344
Toyo Seikan Group Holdings Ltd.	40,600	680,900
		48,845,045
Media 0.1%
Dentsu, Inc.	53,700	3,031,210
Hakuhodo DY Holdings, Inc.	53,300	649,682
Toho Co., Ltd.	29,100	835,254
		4,516,146
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	536,550	7,075,544
Chugai Pharmaceutical Co., Ltd.	57,900	2,057,424
Daiichi Sankyo Co., Ltd.	148,700	3,304,684
Eisai Co., Ltd.	63,900	3,359,836
Hisamitsu Pharmaceutical Co., Inc.	14,600	747,433
Kyowa Hakko Kirin Co., Ltd.	62,300	1,070,375
Mitsubishi Tanabe Pharma Corp.	59,000	1,198,458
Ono Pharmaceutical Co., Ltd.	107,400	2,215,312
Otsuka Holdings Co., Ltd.	98,000	4,513,770

58
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Santen Pharmaceutical Co., Ltd.	90,800	1,277,618
Shionogi & Co., Ltd.	75,700	3,898,387
Sumitomo Dainippon Pharma Co., Ltd.	41,500	681,561
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	707,615
Takeda Pharmaceutical Co., Ltd.	175,900	8,438,553
		40,546,570
Real Estate 1.0%
Aeon Mall Co., Ltd.	27,400	465,981
Daito Trust Construction Co., Ltd.	18,200	2,678,186
Daiwa House Industry Co., Ltd.	139,000	4,132,326
Daiwa House REIT Investment Corp.	352	889,915
Hulic Co., Ltd.	82,600	778,980
Japan Prime Realty Investment Corp.	196	735,865
Japan Real Estate Investment Corp.	340	1,790,391
Japan Retail Fund Investment Corp.	624	1,219,027
Mitsubishi Estate Co., Ltd.	313,502	6,002,873
Mitsui Fudosan Co., Ltd.	224,777	4,945,601
Nippon Building Fund, Inc.	343	1,824,615
Nippon Prologis REIT, Inc.	396	836,809
Nomura Real Estate Holdings, Inc.	31,300	529,415
Nomura Real Estate Master Fund, Inc.	957	1,379,340
Sumitomo Realty & Development Co., Ltd.	92,000	2,485,430
Tokyo Tatemono Co., Ltd.	48,500	662,610
Tokyu Fudosan Holdings Corp.	132,900	725,808
United Urban Investment Corp.	783	1,183,543
		33,266,715
Retailing 0.6%
ABC-Mart, Inc.	8,180	454,724
Don Quijote Holdings Co., Ltd.	28,100	1,023,793
Fast Retailing Co., Ltd.	13,100	4,278,696
Hikari Tsushin, Inc.	5,100	489,818
Isetan Mitsukoshi Holdings Ltd.	85,700	936,460
J. Front Retailing Co., Ltd.	59,500	857,691
Marui Group Co., Ltd.	52,300	716,267
Nitori Holdings Co., Ltd.	20,600	2,680,313
Rakuten, Inc.	236,520	2,422,922
Ryohin Keikaku Co., Ltd.	5,800	1,307,895
Shimamura Co., Ltd.	5,400	739,053
Start Today Co., Ltd.	41,400	883,404
Takashimaya Co., Ltd.	81,000	745,849
USS Co., Ltd.	51,600	912,849
Yamada Denki Co., Ltd.	173,800	912,728
		19,362,462
Semiconductors & Semiconductor Equipment 0.2%
Rohm Co., Ltd.	21,500	1,509,900
Tokyo Electron Ltd.	38,900	4,722,210
		6,232,110
Software & Services 0.6%
Dena Co., Ltd.	25,700	550,938
Fujitsu Ltd.	458,000	2,858,982
Kakaku.com, Inc.	38,400	554,166
Konami Holdings Corp.	24,600	1,024,032
LINE Corp. *	10,700	369,183
Mixi, Inc.	10,100	560,289
Nexon Co., Ltd.	41,200	701,197
Nintendo Co., Ltd.	28,239	7,146,314
Nomura Research Institute Ltd.	32,300	1,124,716
NTT Data Corp.	31,100	1,444,116
Obic Co., Ltd.	15,400	831,994
Oracle Corp., Japan	9,600	553,099
Otsuka Corp.	13,300	712,416
Security	Number of Shares	Value ($)
Trend Micro, Inc.	28,900	1,271,563
Yahoo Japan Corp.	353,000	1,511,976
		21,214,981
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	48,000	1,410,850
Brother Industries Ltd.	61,700	1,269,515
Canon, Inc.	269,395	8,940,674
FUJIFILM Holdings Corp.	108,411	4,023,633
Hamamatsu Photonics K.K.	33,000	970,399
Hirose Electric Co., Ltd.	8,185	1,100,067
Hitachi High-Technologies Corp.	15,900	634,714
Hitachi Ltd.	1,210,079	6,684,921
Keyence Corp.	24,200	9,728,740
Konica Minolta, Inc.	106,500	942,804
Kyocera Corp.	79,600	4,508,152
Murata Manufacturing Co., Ltd.	47,674	6,403,833
NEC Corp.	659,000	1,638,590
Nippon Electric Glass Co., Ltd.	114,000	707,066
Omron Corp.	50,100	2,097,551
Ricoh Co., Ltd.	174,100	1,451,195
Seiko Epson Corp.	70,400	1,442,022
Shimadzu Corp.	64,000	1,086,455
TDK Corp.	32,400	2,007,359
Yaskawa Electric Corp.	63,500	1,213,738
Yokogawa Electric Corp.	60,900	941,227
		59,203,505
Telecommunication Services 1.3%
KDDI Corp.	461,000	12,222,977
Nippon Telegraph & Telephone Corp.	173,956	7,454,994
NTT DOCOMO, Inc.	344,700	8,340,728
SoftBank Group Corp.	205,300	15,572,552
		43,591,251
Transportation 1.1%
ANA Holdings, Inc.	293,000	882,595
Central Japan Railway Co.	35,500	5,953,655
East Japan Railway Co.	81,660	7,328,382
Hankyu Hanshin Holdings, Inc.	68,500	2,262,789
Japan Airlines Co., Ltd.	27,200	859,014
Japan Airport Terminal Co., Ltd.	12,900	448,094
Kamigumi Co., Ltd.	51,000	463,446
Keikyu Corp.	111,000	1,274,154
Keio Corp.	157,000	1,257,327
Keisei Electric Railway Co., Ltd.	31,500	749,674
Kintetsu Group Holdings Co., Ltd.	440,000	1,606,787
Mitsubishi Logistics Corp.	25,000	323,439
Mitsui O.S.K. Lines Ltd.	273,000	835,819
Nagoya Railroad Co., Ltd.	227,000	1,042,809
Nippon Express Co., Ltd.	213,000	1,169,258
Nippon Yusen K.K. *	383,000	770,044
Odakyu Electric Railway Co., Ltd.	69,500	1,349,192
Tobu Railway Co., Ltd.	221,000	1,120,861
Tokyu Corp.	270,000	1,933,892
West Japan Railway Co.	40,700	2,719,527
Yamato Holdings Co., Ltd.	90,900	1,964,254
		36,315,012
Utilities 0.5%
Chubu Electric Power Co., Inc.	161,900	2,173,821
Electric Power Development Co., Ltd.	33,800	784,100
Hokuriku Electric Power Co.	40,300	372,479
Kyushu Electric Power Co., Inc.	104,200	1,123,990
Osaka Gas Co., Ltd.	485,000	1,815,465
The Chugoku Electric Power Co., Inc.	70,100	764,189
The Kansai Electric Power Co., Inc.	176,500	2,385,251
Toho Gas Co., Ltd.	89,000	636,168
Tohoku Electric Power Co., Inc.	111,800	1,490,501

59
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,336,243
Tokyo Gas Co., Ltd.	481,201	2,234,168
		15,116,375
		769,934,781

Netherlands 3.4%
Banks 0.5%
ABN AMRO Group N.V. CVA	69,861	1,834,077
ING Groep N.V.	974,876	15,890,016
		17,724,093
Capital Goods 0.3%
AerCap Holdings N.V. *	36,690	1,688,107
Boskalis Westminster N.V.	21,558	792,964
Koninklijke Philips N.V.	236,827	8,178,221
		10,659,292
Commercial & Professional Services 0.3%
Randstad Holding N.V.	29,790	1,776,018
RELX N.V.	250,204	4,834,879
Wolters Kluwer N.V.	77,045	3,269,340
		9,880,237
Energy 0.0%
Koninklijke Vopak N.V.	16,676	752,557
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	319,603	6,620,655
Food, Beverage & Tobacco 0.3%
Coca-Cola European Partners plc	56,343	2,132,062
Heineken Holding N.V.	24,444	2,048,513
Heineken N.V.	57,270	5,108,097
		9,288,672
Household & Personal Products 0.6%
Unilever N.V. CVA	407,503	21,347,224
Insurance 0.1%
Aegon N.V.	434,813	2,219,223
NN Group N.V.	81,004	2,685,663
		4,904,886
Materials 0.3%
Akzo Nobel N.V.	63,012	5,511,162
Koninklijke DSM N.V.	45,998	3,291,534
		8,802,696
Media 0.1%
Altice N.V., Class A *	91,755	2,279,763
Altice N.V., Class B *	24,908	619,520
		2,899,283
Semiconductors & Semiconductor Equipment 0.6%
ASML Holding N.V.	93,533	12,367,795
NXP Semiconductors N.V. *	72,986	7,718,270
		20,086,065
Software & Services 0.0%
Gemalto N.V.	19,973	1,118,219
Telecommunication Services 0.1%
Koninklijke KPN N.V.	832,010	2,405,355
		116,489,234

New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	577,526
Materials 0.0%
Fletcher Building Ltd.	171,142	1,004,323
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Spark New Zealand Ltd.	485,051	1,229,234
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,144,614
Utilities 0.1%
Contact Energy Ltd.	165,447	591,831
Mercury NZ Ltd.	131,151	289,505
Meridian Energy Ltd.	316,280	601,190
		1,482,526
		5,438,223

Norway 0.6%
Banks 0.1%
DNB A.S.A.	240,518	3,753,599
Energy 0.2%
Statoil A.S.A.	285,563	4,702,905
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	98,944	1,646,241
Orkla A.S.A.	198,846	1,804,106
		3,450,347
Insurance 0.0%
Gjensidige Forsikring A.S.A.	49,099	754,290
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,887,299
Yara International A.S.A.	45,058	1,675,481
		3,562,780
Media 0.0%
Schibsted A.S.A., B Shares	20,539	460,007
Schibsted A.S.A., Class A	23,037	572,572
		1,032,579
Telecommunication Services 0.1%
Telenor A.S.A.	189,774	3,065,536
		20,322,036

Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. *(d)	470,491	—
Energy 0.0%
Galp Energia, SGPS, S.A.	126,038	1,958,754
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	1,098,434
Utilities 0.1%
EDP - Energias de Portugal S.A.	614,491	2,027,956
		5,085,144

Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	440,346	6,081,355
Oversea-Chinese Banking Corp., Ltd.	784,771	5,496,296
United Overseas Bank Ltd. (a)	337,233	5,250,619
		16,828,270
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,644,070
Sembcorp Industries Ltd.	260,600	564,645
Singapore Technologies Engineering Ltd.	375,200	1,017,806
Yangzijiang Shipbuilding Holdings Ltd.	431,000	354,132
		3,580,653

60
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consumer Services 0.1%
Genting Singapore plc	1,564,900	1,246,818
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	990,366
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	425,120
Wilmar International Ltd.	456,200	1,158,780
		1,583,900
Media 0.0%
Singapore Press Holdings Ltd.	367,400	911,764
Real Estate 0.2%
Ascendas Real Estate Investment Trust	646,500	1,184,905
CapitaLand Commercial Trust	452,900	526,359
CapitaLand Ltd.	633,200	1,701,372
CapitaLand Mall Trust	644,100	908,244
City Developments Ltd.	113,500	875,851
Global Logistic Properties Ltd.	686,600	1,414,523
Suntec Real Estate Investment Trust	570,100	721,947
UOL Group Ltd.	128,200	664,005
		7,997,206
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	27,000	913,695
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	2,007,337	5,374,202
StarHub Ltd.	129,000	257,235
		5,631,437
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	1,053,379
Hutchison Port Holdings Trust, Class U	1,165,600	471,868
SATS Ltd.	177,500	647,253
Singapore Airlines Ltd.	128,400	940,628
		3,113,128
		42,797,237

Spain 3.4%
Banks 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,678,054	13,443,930
Banco De Sabadell S.A.	1,313,148	2,525,712
Banco Popular Espanol S.A. *(a)	835,149	584,378
Banco Santander S.A.	3,656,952	23,832,070
Bankia S.A.	1,163,780	1,413,024
Bankinter S.A.	167,699	1,476,248
CaixaBank S.A.	898,609	4,080,081
		47,355,443
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	59,422	2,201,618
Ferrovial S.A.	125,160	2,662,475
Zardoya Otis S.A.	44,981	416,267
		5,280,360
Energy 0.2%
Enagas S.A.	59,610	1,566,401
Repsol S.A.	276,668	4,366,744
		5,933,145
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	162,710	967,440
Insurance 0.0%
Mapfre S.A.	291,986	1,018,466
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	76,566	2,055,087
Retailing 0.3%
Industria de Diseno Textil S.A.	270,631	10,370,899
Software & Services 0.2%
Amadeus IT Group S.A.	110,999	5,990,532
Telecommunication Services 0.4%
Telefonica S.A.	1,128,747	12,483,881
Transportation 0.2%
Abertis Infraestructuras S.A.	162,351	2,854,068
Aena S.A.	16,942	2,987,083
International Consolidated Airlines Group S.A.	219,643	1,591,742
		7,432,893
Utilities 0.5%
Endesa S.A.	76,694	1,806,385
Gas Natural SDG S.A.	86,578	1,956,447
Iberdrola S.A.	1,378,272	9,908,075
Red Electrica Corp. S.A.	104,948	2,045,344
		15,716,251
		114,604,397

Sweden 2.9%
Banks 0.7%
Nordea Bank AB	768,061	9,446,238
Skandinaviska Enskilda Banken AB, A Shares	375,695	4,326,255
Svenska Handelsbanken AB, A Shares	390,117	5,534,956
Swedbank AB, A Shares	225,321	5,340,114
		24,647,563
Capital Goods 0.9%
Alfa Laval AB (a)	71,707	1,469,398
Assa Abloy AB, Class B	247,343	5,353,704
Atlas Copco AB, A Shares	164,269	6,136,276
Atlas Copco AB, B Shares	99,515	3,306,893
Sandvik AB	260,070	4,169,462
Skanska AB, B Shares	88,290	2,110,276
SKF AB, B Shares	102,017	2,238,779
Volvo AB, B Shares	389,056	6,353,618
		31,138,406
Commercial & Professional Services 0.0%
Securitas AB, B Shares	73,924	1,221,846
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	62,338	1,850,009
Husqvarna AB, B Shares	94,980	944,193
		2,794,202
Diversified Financials 0.3%
Industrivarden AB, C Shares	41,251	959,284
Investor AB, B Shares	112,313	5,131,733
Kinnevik AB, Class B	55,465	1,480,130
LE Lundbergfortagen AB, B Shares	10,512	761,128
		8,332,275
Energy 0.0%
Lundin Petroleum AB *	49,233	938,812
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	648,568
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,507,389
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	918,580

61
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	152,311	5,042,606
Materials 0.1%
Boliden AB	68,957	1,969,984
Retailing 0.2%
Hennes & Mauritz AB, B Shares	235,227	5,824,337
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	62,898	2,737,373
Telefonaktiebolaget LM Ericsson, B Shares	758,296	4,926,519
		7,663,892
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	17,764	973,331
Tele2 AB, B Shares	92,610	931,997
Telia Co. AB	649,857	2,645,789
		4,551,117
		97,199,577

Switzerland 8.6%
Capital Goods 0.6%
ABB Ltd.	468,546	11,481,368
Geberit AG	9,313	4,242,141
Schindler Holding AG	15,505	3,142,445
		18,865,954
Commercial & Professional Services 0.2%
Adecco Group AG	40,654	3,020,666
SGS S.A.	1,393	3,136,769
		6,157,435
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A.	130,172	10,876,975
The Swatch Group AG	11,639	902,940
The Swatch Group AG - Bearer Shares	7,707	3,083,328
		14,863,243
Diversified Financials 0.9%
Credit Suisse Group AG *	491,447	7,495,041
Julius Baer Group Ltd. *	56,334	2,937,630
Pargesa Holding S.A.	8,318	621,924
Partners Group Holding AG	4,369	2,641,088
UBS Group AG	908,905	15,515,768
		29,211,451
Food, Beverage & Tobacco 1.9%
Aryzta AG *	22,198	720,677
Barry Callebaut AG *	534	733,367
Chocoladefabriken Lindt & Spruengli AG	265	3,133,304
Nestle S.A.	777,302	59,868,159
		64,455,507
Health Care Equipment & Services 0.1%
Sonova Holding AG	12,877	1,904,116
Insurance 0.6%
Baloise Holding AG	13,040	1,912,127
Swiss Life Holding AG *	7,680	2,499,363
Swiss Re AG	81,033	7,048,193
Zurich Insurance Group AG	37,845	10,473,159
		21,932,842
Materials 0.8%
EMS-Chemie Holding AG	2,075	1,300,222
Givaudan S.A.	2,272	4,377,486
Security	Number of Shares	Value ($)
LafargeHolcim Ltd. *	112,526	6,381,171
Sika AG	545	3,478,388
Syngenta AG *	23,106	10,738,129
		26,275,396
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. *	24,181	6,459,743
Galenica AG	909	987,698
Lonza Group AG *	14,226	2,910,781
Novartis AG	558,366	42,985,843
Roche Holding AG	175,680	45,969,182
		99,313,247
Real Estate 0.0%
Swiss Prime Site AG *	18,543	1,607,559
Retailing 0.0%
Dufry AG *	8,825	1,446,036
Telecommunication Services 0.1%
Swisscom AG	6,501	2,834,971
Transportation 0.1%
Kuehne & Nagel International AG	13,052	1,973,923
		290,841,680

United Kingdom 17.4%
Automobiles & Components 0.1%
GKN plc	438,934	2,039,839
Banks 2.3%
Barclays plc	4,202,874	11,509,170
HSBC Holdings plc	4,953,812	40,850,705
Lloyds Banking Group plc	16,164,962	14,524,623
Royal Bank of Scotland Group plc *	862,342	2,960,577
Standard Chartered plc *	815,454	7,620,739
		77,465,814
Capital Goods 0.9%
Ashtead Group plc	123,822	2,612,140
BAE Systems plc	802,926	6,521,341
Bunzl plc	85,080	2,652,291
Cobham plc	399,549	685,681
DCC plc	22,861	2,110,893
IMI plc	72,442	1,199,765
Meggitt plc	179,669	1,075,959
Rolls-Royce Holdings plc *	461,941	4,855,696
Smiths Group plc	100,072	2,127,376
The Weir Group plc	55,366	1,426,520
Travis Perkins plc	59,574	1,242,471
Wolseley plc	63,614	4,043,121
		30,553,254
Commercial & Professional Services 0.5%
Babcock International Group plc	58,617	682,830
Capita plc	158,039	1,139,100
Experian plc	233,332	5,019,614
G4S plc	381,811	1,507,591
Intertek Group plc	41,015	2,158,669
RELX plc	265,477	5,382,468
		15,890,272
Consumer Durables & Apparel 0.3%
Barratt Developments plc	257,138	1,929,461
Burberry Group plc	109,653	2,291,557
Persimmon plc	78,292	2,362,312
Taylor Wimpey plc	803,910	2,082,358
The Berkeley Group Holdings plc	31,587	1,332,259
		9,997,947
Consumer Services 0.6%
Carnival plc	48,082	2,963,409
Compass Group plc	413,428	8,347,436

62
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
InterContinental Hotels Group plc	47,524	2,518,871
Merlin Entertainments plc	175,038	1,145,675
TUI AG	127,553	1,855,652
Whitbread plc	46,919	2,451,380
William Hill plc	221,805	842,735
		20,125,158
Diversified Financials 0.4%
3i Group plc	245,698	2,525,044
Aberdeen Asset Management plc	237,683	858,821
Hargreaves Lansdown plc	64,972	1,159,942
Investec plc	154,548	1,144,966
London Stock Exchange Group plc	79,377	3,478,019
Provident Financial plc	38,709	1,606,705
Schroders plc	35,184	1,452,896
		12,226,393
Energy 2.4%
BP plc	4,733,337	27,096,500
Petrofac Ltd.	60,315	635,661
Royal Dutch Shell plc, A Shares	1,093,117	28,386,522
Royal Dutch Shell plc, B Shares	936,233	24,910,313
		81,028,996
Food & Staples Retailing 0.2%
J. Sainsbury plc	391,405	1,395,537
Tesco plc *	2,059,473	4,887,566
WM Morrison Supermarkets plc	564,386	1,753,208
		8,036,311
Food, Beverage & Tobacco 2.0%
Associated British Foods plc	90,769	3,304,808
British American Tobacco plc	466,243	31,500,907
Coca-Cola HBC AG CDI *	46,186	1,281,341
Diageo plc	629,808	18,331,918
Imperial Brands plc	238,296	11,670,145
Tate & Lyle plc	123,305	1,209,219
		67,298,338
Health Care Equipment & Services 0.1%
Mediclinic International plc	84,173	894,867
Smith & Nephew plc	218,512	3,589,972
		4,484,839
Household & Personal Products 0.9%
Reckitt Benckiser Group plc	157,813	14,540,486
Unilever plc	321,982	16,565,425
		31,105,911
Insurance 1.1%
Admiral Group plc	55,617	1,448,304
Aviva plc	1,023,535	6,960,452
Direct Line Insurance Group plc	329,168	1,487,473
Legal & General Group plc	1,472,816	4,693,973
Old Mutual plc	1,209,116	3,036,798
Prudential plc	647,211	14,364,094
RSA Insurance Group plc	249,340	1,923,638
St. James's Place plc	125,254	1,861,693
Standard Life plc	508,809	2,394,798
		38,171,223
Materials 1.4%
Anglo American plc *	347,489	4,975,156
Antofagasta plc	103,519	1,123,154
BHP Billiton plc	529,064	8,065,683
Croda International plc	32,210	1,570,019
Fresnillo plc	54,397	1,022,781
Glencore plc *	3,047,122	11,975,611
Johnson Matthey plc	48,529	1,871,929
Mondi plc	94,027	2,432,612
Security	Number of Shares	Value ($)
Randgold Resources Ltd.	23,870	2,099,755
Rio Tinto plc	309,132	12,195,317
		47,332,017
Media 0.4%
ITV plc	912,832	2,482,560
Pearson plc	206,989	1,707,386
Sky plc	261,109	3,354,283
WPP plc	323,158	6,919,943
		14,464,172
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	316,731	18,968,815
GlaxoSmithKline plc	1,221,749	24,591,173
Hikma Pharmaceuticals plc	33,976	852,499
Shire plc	224,094	13,212,289
		57,624,776
Real Estate 0.3%
Hammerson plc	208,256	1,584,490
Intu Properties plc	260,419	930,114
Land Securities Group plc	196,786	2,818,303
Segro plc	236,150	1,485,369
The British Land Co., plc	253,077	2,151,953
		8,970,229
Retailing 0.2%
Dixons Carphone plc	239,157	1,038,901
Kingfisher plc	547,200	2,420,780
Marks & Spencer Group plc	395,363	1,876,449
Next plc	34,990	1,950,469
		7,286,599
Software & Services 0.1%
Auto Trader Group plc	231,645	1,203,132
The Sage Group plc	279,754	2,428,292
Worldpay Group plc	426,707	1,657,141
		5,288,565
Telecommunication Services 0.8%
BT Group plc	2,095,056	8,264,878
Inmarsat plc	119,483	1,263,639
Vodafone Group plc	6,675,453	17,193,561
		26,722,078
Transportation 0.0%
easyJet plc	37,117	561,444
Royal Mail plc	210,337	1,096,822
		1,658,266
Utilities 0.7%
Centrica plc	1,371,492	3,514,377
National Grid plc	942,706	12,206,392
Severn Trent plc	57,848	1,741,392
SSE plc	253,010	4,557,810
United Utilities Group plc	167,568	2,111,729
		24,131,700
		591,902,697
Total Common Stock
(Cost $2,717,668,950)		3,311,221,395

Preferred Stock 0.6% of net assets

Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	14,195	1,167,358
Porsche Automobil Holding SE	38,475	2,251,759

63
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Schaeffler AG	39,555	682,227
Volkswagen AG	45,924	7,290,284
		11,391,628
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	45,372	6,173,478
Materials 0.0%
Fuchs Petrolub SE	16,120	831,457
		18,396,563

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	573,823
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP *	1,475,907	1,053,293
		1,627,116

United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(d)	32,797,811	42,480
Total Preferred Stock
(Cost $18,339,785)		20,066,159

Rights 0.0% of net assets

Australia 0.0%
Telecommunication Services 0.0%
TPG Telecom Ltd. expires 05/12/17 *(d)	8,158	3,971

United Kingdom 0.0%
Capital Goods 0.0%
Cobham plc expires 05/4/17 *	159,819	117,988
Total Rights
(Cost $151,087)		121,959

Other Investment Company 0.6% of net assets

United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	22,103,193	22,103,193
Total Other Investment Company
(Cost $22,103,193)		22,103,193
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
Australian Dollar
0.50%, 05/01/17 (c)	110,048	82,404
Barclays Capital, Inc.
U.S. Dollar
0.42%, 05/01/17 (c)	2,512,115	2,512,115
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
BNP Paribas
U.S. Dollar
0.42%, 05/01/17 (c)	33,991,664	33,991,664
Brown Brothers Harriman
Danish Krone
(0.60%), 05/01/17 (c)	31,115	4,557
New Zealand Dollar
0.65%, 05/01/17 (c)	5,655	3,883
Norwegian Krone
0.05%, 05/02/17 (c)	81,701	9,516
Singapore Dollar
0.01%, 05/02/17 (c)	1,234	883
Swiss Franc
(1.45%), 05/02/17 (c)	577,072	579,971
DNB
Euro
(0.58%), 05/02/17 (c)	1,192,752	1,299,264
ING Bank
Hong Kong Dollar
0.01%, 05/02/17 (c)	1,236,514	158,969
Skandinaviska Enskilda Banken
Japanese Yen
(0.22%), 05/01/17 (c)	8,367,343	75,060
Swedish Krone
(0.95%), 05/02/17 (c)	581,820	65,688
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 05/02/17 (c)	203,392	263,433
Total Short-Term Investments
(Cost $39,047,407)		39,047,407

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,818,090,108 and the unrealized appreciation and depreciation were $779,902,609 and ($205,432,604), respectively, with a net unrealized appreciation of $574,470,005.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $3,292,559,477 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,110,259.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

64
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	595	54,258,050	1,249,105
65
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	3,923,808,379	5,255,670,949
0.3%	Other Investment Companies	18,892,809	18,892,809
100.0%	Total Investments	3,942,701,188	5,274,563,758
(0.0%)	Other Assets and Liabilities, Net		(1,724,175)
100.0%	Net Assets		5,272,839,583

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.4%
Adient plc	12,385	911,041
BorgWarner, Inc.	80,567	3,406,373
Dana, Inc.	92,500	1,796,350
Delphi Automotive plc	67,000	5,386,800
Ford Motor Co.	1,811,441	20,777,228
General Motors Co.	732,368	25,369,227
Harley-Davidson, Inc.	61,654	3,502,564
Lear Corp.	26,200	3,737,692
The Goodyear Tire & Rubber Co.	94,890	3,437,865
Thor Industries, Inc.	14,600	1,404,228
Visteon Corp. *	25,200	2,594,340
		72,323,708

Banks 5.1%
Bank of America Corp.	1,491,794	34,818,472
BB&T Corp.	145,575	6,285,928
CIT Group, Inc.	70,200	3,250,962
Citigroup, Inc.	703,172	41,571,529
Citizens Financial Group, Inc.	104,900	3,850,879
Comerica, Inc.	26,700	1,887,690
Fifth Third Bancorp	184,890	4,516,863
Huntington Bancshares, Inc.	194,827	2,505,475
JPMorgan Chase & Co.	786,523	68,427,501
KeyCorp	216,857	3,955,472
M&T Bank Corp.	21,319	3,313,186
New York Community Bancorp, Inc.	137,530	1,827,774
People's United Financial, Inc.	89,577	1,564,910
PHH Corp. *	97,958	1,263,658
Regions Financial Corp.	286,525	3,939,719
SunTrust Banks, Inc.	95,760	5,440,125
The PNC Financial Services Group, Inc.	93,235	11,164,891
U.S. Bancorp	319,160	16,366,525
Wells Fargo & Co.	977,463	52,626,608
		268,578,167

Capital Goods 8.4%
3M Co.	132,361	25,920,255
AECOM *	55,854	1,910,765
AGCO Corp.	47,040	3,010,090
AMETEK, Inc.	36,200	2,070,640
Arconic, Inc.	171,810	4,695,567
Armstrong World Industries, Inc. *	33,000	1,542,750
Carlisle Cos., Inc.	10,900	1,105,151
Security	Number of Shares	Value ($)
Caterpillar, Inc.	239,137	24,454,150
Chicago Bridge & Iron Co., N.V.	46,600	1,401,728
Cummins, Inc.	60,794	9,176,246
Deere & Co.	161,393	18,013,073
Dover Corp.	56,375	4,446,860
Eaton Corp. plc	123,016	9,304,930
EMCOR Group, Inc.	21,940	1,442,336
Emerson Electric Co.	249,110	15,016,351
Fastenal Co.	58,640	2,620,035
Flowserve Corp.	53,475	2,720,273
Fluor Corp.	134,750	6,915,370
Fortive Corp.	27,478	1,738,258
Fortune Brands Home & Security, Inc.	27,600	1,759,224
General Dynamics Corp.	69,316	13,432,748
General Electric Co.	2,058,298	59,670,059
Herc Holdings, Inc. *	19,453	884,528
Honeywell International, Inc.	131,345	17,224,583
Hubbell, Inc.	15,484	1,751,705
Huntington Ingalls Industries, Inc.	8,100	1,627,209
IDEX Corp.	12,800	1,340,928
Illinois Tool Works, Inc.	90,334	12,474,222
Ingersoll-Rand plc	62,382	5,536,402
Jacobs Engineering Group, Inc.	60,540	3,324,857
Johnson Controls International plc	303,658	12,623,063
KBR, Inc.	139,300	1,957,165
L3 Technologies, Inc.	41,266	7,088,261
Lincoln Electric Holdings, Inc.	20,200	1,798,406
Lockheed Martin Corp.	55,684	15,004,054
Northrop Grumman Corp.	56,033	13,781,877
NOW, Inc. *	67,400	1,146,474
Oshkosh Corp.	47,120	3,269,657
Owens Corning	36,450	2,217,982
PACCAR, Inc.	98,621	6,580,979
Parker-Hannifin Corp.	41,097	6,608,398
Pentair plc	45,837	2,956,945
Quanta Services, Inc. *	80,800	2,863,552
Raytheon Co.	82,815	12,853,716
Rockwell Automation, Inc.	27,550	4,334,992
Rockwell Collins, Inc.	32,230	3,354,821
Roper Technologies, Inc.	9,000	1,968,300
Snap-on, Inc.	9,100	1,524,523
Stanley Black & Decker, Inc.	33,103	4,506,973
Terex Corp.	57,100	1,997,358
Textron, Inc.	73,820	3,444,441
The Boeing Co.	131,372	24,281,487
The Timken Co.	39,265	1,894,536
TransDigm Group, Inc.	7,300	1,801,129
Trinity Industries, Inc.	63,300	1,702,770
Triumph Group, Inc.	46,800	1,226,160
United Rentals, Inc. *	27,800	3,048,548
United Technologies Corp.	260,392	30,984,044
Valmont Industries, Inc.	9,000	1,371,150
W.W. Grainger, Inc.	18,838	3,630,083
WABCO Holdings, Inc. *	12,500	1,485,875
WESCO International, Inc. *	23,800	1,450,610
Xylem, Inc.	27,955	1,437,167
		442,726,789

1
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.6%
Cintas Corp.	17,550	2,149,349
Equifax, Inc.	12,230	1,654,841
LSC Communications, Inc.	17,317	447,991
ManpowerGroup, Inc.	54,890	5,542,792
Nielsen Holdings plc	56,800	2,336,184
Pitney Bowes, Inc.	79,919	1,062,124
Republic Services, Inc.	65,763	4,142,411
Robert Half International, Inc.	46,310	2,132,576
RR Donnelley & Sons Co.	58,113	730,480
The Dun & Bradstreet Corp.	10,740	1,177,211
Verisk Analytics, Inc. *	21,000	1,739,010
Waste Management, Inc.	107,914	7,853,981
		30,968,950

Consumer Durables & Apparel 1.1%
Coach, Inc.	136,675	5,383,628
D.R. Horton, Inc.	52,200	1,716,858
Fossil Group, Inc. *	72,600	1,252,350
Garmin Ltd.	31,870	1,620,271
Hanesbrands, Inc.	49,300	1,075,233
Hasbro, Inc.	25,541	2,531,369
Leggett & Platt, Inc.	34,017	1,787,253
Mattel, Inc.	139,135	3,119,407
Michael Kors Holdings Ltd. *	36,100	1,347,613
Mohawk Industries, Inc. *	8,835	2,074,370
Newell Brands, Inc.	42,603	2,033,867
NIKE, Inc., Class B	244,954	13,572,901
NVR, Inc. *	1,129	2,383,601
Polaris Industries, Inc. (a)	19,900	1,696,674
PulteGroup, Inc.	79,300	1,797,731
PVH Corp.	17,600	1,778,128
Ralph Lauren Corp.	34,620	2,794,526
Tupperware Brands Corp.	21,158	1,519,356
VF Corp.	81,180	4,434,863
Whirlpool Corp.	25,955	4,819,325
		58,739,324

Consumer Services 1.8%
Aramark	49,500	1,807,740
Brinker International, Inc.	22,055	974,610
Carnival Corp.	109,210	6,745,902
Chipotle Mexican Grill, Inc. *	4,087	1,939,159
Darden Restaurants, Inc.	30,562	2,603,577
DeVry Education Group, Inc.	55,300	2,093,105
H&R Block, Inc.	78,965	1,957,542
Hilton Grand Vacations, Inc. *	4,870	162,999
Hilton Worldwide Holdings, Inc.	16,233	957,260
International Game Technology plc	53,600	1,189,920
Las Vegas Sands Corp.	80,100	4,725,099
Marriott International, Inc., Class A	75,025	7,083,860
McDonald's Corp.	246,788	34,533,045
MGM Resorts International	84,015	2,580,101
Royal Caribbean Cruises Ltd.	33,229	3,542,211
Service Corp. International	40,500	1,304,910
Starbucks Corp.	122,780	7,374,167
Wyndham Worldwide Corp.	44,640	4,254,638
Wynn Resorts Ltd.	29,304	3,604,685
Yum China Holdings, Inc. *	37,830	1,290,760
Yum! Brands, Inc.	78,130	5,137,048
		95,862,338

Security	Number of Shares	Value ($)
Diversified Financials 4.5%
AGNC Investment Corp.	91,300	1,923,691
Ally Financial, Inc.	336,100	6,654,780
American Express Co.	259,017	20,527,097
Ameriprise Financial, Inc.	55,234	7,061,667
Annaly Capital Management, Inc.	305,761	3,611,037
Berkshire Hathaway, Inc., Class B *	321,926	53,185,395
BlackRock, Inc.	18,600	7,153,002
Capital One Financial Corp.	166,532	13,385,842
CME Group, Inc.	41,700	4,845,123
Discover Financial Services	127,922	8,006,638
Donnelley Financial Solutions, Inc. *	6,217	138,142
FNFV Group *	129,000	1,767,300
Franklin Resources, Inc.	143,609	6,190,984
Intercontinental Exchange, Inc.	22,300	1,342,460
Invesco Ltd.	105,800	3,485,052
Legg Mason, Inc.	69,120	2,583,706
Leucadia National Corp.	76,600	1,944,874
Moody's Corp.	23,770	2,812,466
Morgan Stanley	179,283	7,775,504
Nasdaq, Inc.	16,583	1,142,071
Navient Corp.	250,800	3,812,160
Northern Trust Corp.	27,910	2,511,900
S&P Global, Inc.	32,468	4,356,881
SLM Corp. *	299,500	3,755,730
State Street Corp.	85,936	7,210,030
Synchrony Financial	216,100	6,007,580
T. Rowe Price Group, Inc.	58,845	4,171,522
TD Ameritrade Holding Corp.	33,100	1,266,737
The Bank of New York Mellon Corp.	179,349	8,440,164
The Charles Schwab Corp. (b)	72,715	2,824,978
The Goldman Sachs Group, Inc.	137,509	30,774,514
Thomson Reuters Corp.	94,257	4,282,096
Voya Financial, Inc.	59,500	2,224,110
		237,175,233

Energy 13.4%
Anadarko Petroleum Corp.	154,079	8,785,585
Apache Corp.	210,368	10,232,300
Baker Hughes, Inc.	194,486	11,546,634
Cabot Oil & Gas Corp.	56,500	1,313,060
California Resources Corp. *(a)	134,563	1,574,387
Chesapeake Energy Corp. *	1,010,626	5,315,893
Chevron Corp.	1,195,912	127,603,810
Cimarex Energy Co.	14,445	1,685,443
Concho Resources, Inc. *	12,500	1,583,250
ConocoPhillips	1,107,082	53,040,299
CONSOL Energy, Inc. *	132,435	2,010,363
Delek US Holdings, Inc.	81,800	1,968,926
Denbury Resources, Inc. *	705,700	1,566,654
Devon Energy Corp.	227,927	9,000,837
Diamond Offshore Drilling, Inc. *	103,920	1,498,526
Energen Corp. *	22,210	1,154,698
Ensco plc, Class A	341,400	2,693,646
EOG Resources, Inc.	98,501	9,111,342
EQT Corp.	21,600	1,255,824
Exxon Mobil Corp.	2,421,681	197,730,254
Halliburton Co.	288,070	13,216,652
Helmerich & Payne, Inc.	35,595	2,158,481
Hess Corp.	275,404	13,447,977
HollyFrontier Corp.	250,402	7,046,312
Kinder Morgan, Inc.	439,300	9,062,759
Marathon Oil Corp.	708,719	10,538,652
Marathon Petroleum Corp.	479,362	24,418,700
Murphy Oil Corp.	197,550	5,171,859
Nabors Industries Ltd.	224,500	2,321,330

2
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
National Oilwell Varco, Inc.	249,001	8,707,565
Newfield Exploration Co. *	41,507	1,436,972
Noble Corp. plc	389,700	1,870,560
Noble Energy, Inc.	97,270	3,144,739
Occidental Petroleum Corp.	339,900	20,917,446
Oceaneering International, Inc.	69,300	1,828,827
ONEOK, Inc.	55,020	2,894,602
Patterson-UTI Energy, Inc.	77,700	1,681,817
PBF Energy, Inc., Class A	68,500	1,528,920
Phillips 66	387,908	30,861,960
Pioneer Natural Resources Co.	13,000	2,248,870
QEP Resources, Inc. *	96,342	1,137,799
Schlumberger Ltd.	365,810	26,554,148
Seadrill Ltd. *(a)	2,249,200	1,551,498
SM Energy Co.	40,500	914,895
Southwestern Energy Co. *	179,240	1,346,092
Superior Energy Services, Inc. *	134,000	1,618,720
Tesoro Corp.	70,692	5,634,859
The Williams Cos., Inc.	175,909	5,388,093
Transocean Ltd. *	383,800	4,233,314
Valero Energy Corp.	475,166	30,700,475
Weatherford International plc *	734,100	4,235,757
Western Refining, Inc.	45,500	1,569,295
Whiting Petroleum Corp. *	139,100	1,154,530
World Fuel Services Corp.	130,100	4,791,583
		706,007,789

Food & Staples Retailing 3.8%
Casey's General Stores, Inc.	12,712	1,424,634
Costco Wholesale Corp.	143,263	25,432,048
CVS Health Corp.	536,716	44,246,867
Sysco Corp.	210,039	11,104,762
The Kroger Co.	462,168	13,703,281
United Natural Foods, Inc. *	36,700	1,524,151
Wal-Mart Stores, Inc.	1,000,072	75,185,413
Walgreens Boots Alliance, Inc.	272,382	23,571,938
Whole Foods Market, Inc.	163,900	5,961,043
		202,154,137

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	303,916	21,815,090
Archer-Daniels-Midland Co.	452,374	20,696,111
Brown-Forman Corp., Class B	41,954	1,985,263
Bunge Ltd.	159,536	12,608,130
Campbell Soup Co.	34,330	1,975,348
ConAgra Brands, Inc.	94,920	3,680,998
Constellation Brands, Inc., Class A	10,920	1,884,137
Dr Pepper Snapple Group, Inc.	46,141	4,228,823
General Mills, Inc.	157,618	9,064,611
Hormel Foods Corp.	51,878	1,819,880
Ingredion, Inc.	19,900	2,464,018
Kellogg Co.	60,537	4,298,127
Lamb Weston Holdings, Inc.	16,073	671,048
McCormick & Co., Inc. - Non Voting Shares	19,978	1,995,802
Mead Johnson Nutrition Co.	24,600	2,182,512
Molson Coors Brewing Co., Class B	23,180	2,222,730
Mondelez International, Inc., Class A	356,295	16,043,964
Monster Beverage Corp. *	28,200	1,279,716
PepsiCo, Inc.	346,563	39,258,657
Philip Morris International, Inc.	403,288	44,700,442
Reynolds American, Inc.	99,910	6,444,195
The Coca-Cola Co.	845,843	36,498,125
The Hershey Co.	24,912	2,695,478
The JM Smucker Co.	27,025	3,424,608
Security	Number of Shares	Value ($)
The Kraft Heinz Co.	26,974	2,438,180
Tyson Foods, Inc., Class A	104,915	6,741,838
		253,117,831

Health Care Equipment & Services 5.4%
Abbott Laboratories	384,807	16,792,977
Aetna, Inc.	108,591	14,667,386
AmerisourceBergen Corp.	63,967	5,248,492
Anthem, Inc.	177,950	31,655,526
Baxter International, Inc.	102,453	5,704,583
Becton, Dickinson & Co.	39,162	7,322,119
Boston Scientific Corp. *	109,465	2,887,687
C.R. Bard, Inc.	13,300	4,089,484
Cardinal Health, Inc.	173,167	12,570,193
Centene Corp. *	23,220	1,727,568
Cerner Corp. *	25,100	1,625,225
Cigna Corp.	37,709	5,896,556
Community Health Systems, Inc. *	262,662	2,261,520
Danaher Corp.	72,856	6,071,090
DaVita, Inc. *	36,120	2,492,641
DENTSPLY SIRONA, Inc.	23,335	1,475,705
Edwards Lifesciences Corp. *	11,900	1,305,073
Express Scripts Holding Co. *	325,607	19,972,733
HCA Holdings, Inc. *	120,674	10,161,958
Henry Schein, Inc. *	19,152	3,328,618
Humana, Inc.	58,170	12,912,577
IDEXX Laboratories, Inc. *	10,500	1,761,165
Intuitive Surgical, Inc. *	3,379	2,824,405
Laboratory Corp. of America Holdings *	16,399	2,298,320
LifePoint Health, Inc. *	22,130	1,375,380
Magellan Health, Inc. *	20,700	1,424,160
McKesson Corp.	96,417	13,333,507
MEDNAX, Inc. *	17,300	1,044,228
Medtronic plc	194,336	16,147,378
Owens & Minor, Inc.	48,902	1,694,454
Patterson Cos., Inc.	35,075	1,560,487
Quest Diagnostics, Inc.	55,252	5,829,639
ResMed, Inc.	19,600	1,332,604
Stryker Corp.	45,818	6,248,201
Tenet Healthcare Corp. *	73,693	1,154,769
UnitedHealth Group, Inc.	255,996	44,768,580
Universal Health Services, Inc., Class B	17,448	2,107,020
Varex Imaging Corp. *	1,781	59,770
Varian Medical Systems, Inc. *	25,203	2,286,920
WellCare Health Plans, Inc. *	13,900	2,132,399
Zimmer Biomet Holdings, Inc.	36,924	4,417,957
		283,971,054

Household & Personal Products 1.9%
Avon Products, Inc. *	481,025	2,332,971
Church & Dwight Co., Inc.	41,600	2,060,448
Colgate-Palmolive Co.	170,168	12,258,903
Herbalife Ltd. *(a)	33,100	2,093,906
Kimberly-Clark Corp.	73,701	9,562,705
Nu Skin Enterprises, Inc.	25,500	1,408,365
The Clorox Co.	21,720	2,903,747
The Estee Lauder Cos., Inc., Class A	36,034	3,140,003
The Procter & Gamble Co.	735,735	64,251,737
		100,012,785

Insurance 3.6%
Aflac, Inc.	123,498	9,247,530
Alleghany Corp. *	2,500	1,526,750
American Financial Group, Inc.	20,640	2,008,478
American International Group, Inc.	533,042	32,467,588

3
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Aon plc	49,536	5,936,394
Arch Capital Group Ltd. *	25,575	2,480,008
Arthur J. Gallagher & Co.	25,800	1,439,898
Assurant, Inc.	32,355	3,113,845
Assured Guaranty Ltd.	49,200	1,875,996
Axis Capital Holdings Ltd.	42,650	2,810,635
Chubb Ltd.	65,338	8,967,641
Cincinnati Financial Corp.	23,680	1,707,091
CNO Financial Group, Inc.	85,700	1,805,699
Everest Re Group Ltd.	15,125	3,807,114
First American Financial Corp.	27,200	1,180,752
FNF Group	69,284	2,837,180
Genworth Financial, Inc., Class A *	354,100	1,430,564
Lincoln National Corp.	71,380	4,706,083
Loews Corp.	121,289	5,654,493
Marsh & McLennan Cos., Inc.	85,820	6,361,837
MetLife, Inc.	223,218	11,564,925
Principal Financial Group, Inc.	53,371	3,476,053
Prudential Financial, Inc.	87,037	9,315,570
Reinsurance Group of America, Inc.	19,200	2,400,768
RenaissanceRe Holdings Ltd.	16,225	2,306,708
The Allstate Corp.	131,743	10,709,389
The Hartford Financial Services Group, Inc.	141,427	6,839,410
The Progressive Corp.	194,145	7,711,439
The Travelers Cos., Inc.	185,972	22,625,354
Torchmark Corp.	26,765	2,053,143
Unum Group	70,125	3,248,891
W. R. Berkley Corp.	27,663	1,880,531
White Mountains Insurance Group Ltd.	1,729	1,485,107
XL Group Ltd.	79,585	3,330,632
		190,313,496

Materials 4.0%
AdvanSix, Inc. *	1,437	39,173
Air Products & Chemicals, Inc.	34,585	4,859,193
Albemarle Corp.	18,885	2,056,765
Alcoa Corp.	31,170	1,051,364
Allegheny Technologies, Inc.	69,611	1,277,362
AptarGroup, Inc.	18,900	1,517,670
Ashland Global Holdings, Inc.	21,735	2,684,273
Avery Dennison Corp.	27,400	2,279,954
Ball Corp.	67,080	5,157,781
Bemis Co., Inc.	37,038	1,664,117
Cabot Corp.	25,600	1,540,864
Celanese Corp., Series A	28,100	2,445,824
CF Industries Holdings, Inc.	148,255	3,964,339
Commercial Metals Co.	94,445	1,760,455
Domtar Corp.	66,982	2,655,836
E.I. du Pont de Nemours & Co.	185,986	14,832,384
Eastman Chemical Co.	46,520	3,709,970
Ecolab, Inc.	32,591	4,207,172
FMC Corp.	33,280	2,437,094
Freeport-McMoRan, Inc. *	1,228,740	15,666,435
Graphic Packaging Holding Co.	88,600	1,203,188
Huntsman Corp.	105,315	2,608,653
International Flavors & Fragrances, Inc.	11,535	1,598,636
International Paper Co.	153,593	8,289,414
LyondellBasell Industries N.V., Class A	200,280	16,975,733
Monsanto Co.	120,869	14,094,534
Newmont Mining Corp.	165,011	5,579,022
Nucor Corp.	134,716	8,262,132
Owens-Illinois, Inc. *	98,945	2,158,980
Packaging Corp. of America	18,021	1,780,114
PPG Industries, Inc.	64,800	7,117,632
Praxair, Inc.	72,395	9,047,927
Reliance Steel & Aluminum Co.	37,320	2,941,562
Security	Number of Shares	Value ($)
RPM International, Inc.	25,765	1,354,208
Sealed Air Corp.	26,900	1,184,138
Sonoco Products Co.	30,255	1,582,639
Steel Dynamics, Inc.	78,550	2,838,797
The Chemours Co.	194,100	7,820,289
The Dow Chemical Co.	320,368	20,119,111
The Mosaic Co.	285,831	7,697,429
The Sherwin-Williams Co.	8,265	2,766,130
The Valspar Corp.	16,350	1,838,394
United States Steel Corp.	116,304	2,595,905
Vulcan Materials Co.	11,623	1,404,988
WestRock Co.	48,007	2,571,255
		211,238,835

Media 3.3%
CBS Corp., Class B - Non Voting Shares	150,121	9,992,054
Charter Communications, Inc., Class A *	9,306	3,212,059
Comcast Corp., Class A	983,014	38,524,319
Discovery Communications, Inc., Class A *	80,041	2,303,580
Discovery Communications, Inc., Class C *	121,967	3,412,637
DISH Network Corp., Class A *	35,035	2,257,655
News Corp., Class A	146,300	1,860,936
News Corp., Class B	56,300	731,900
Omnicom Group, Inc.	70,713	5,806,952
Scripps Networks Interactive, Inc., Class A	26,000	1,942,720
TEGNA, Inc.	81,330	2,072,288
The Interpublic Group of Cos., Inc.	80,605	1,899,860
The Walt Disney Co.	331,162	38,282,327
Time Warner, Inc.	318,633	31,630,698
Time, Inc.	84,200	1,279,840
Twenty-First Century Fox, Inc., Class A	331,021	10,109,381
Twenty-First Century Fox, Inc., Class B	146,500	4,374,490
Viacom, Inc., Class B	298,498	12,704,075
		172,397,771

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	166,322	10,967,273
Agilent Technologies, Inc.	47,636	2,622,362
Allergan plc	11,240	2,740,986
Amgen, Inc.	134,923	22,035,624
Biogen, Inc. *	19,850	5,383,519
Bioverativ, Inc. *	2,525	148,495
Bristol-Myers Squibb Co.	250,361	14,032,734
Celgene Corp. *	65,956	8,181,842
Eli Lilly & Co.	200,181	16,426,853
Gilead Sciences, Inc.	192,787	13,215,549
Johnson & Johnson	483,607	59,710,956
Merck & Co., Inc.	745,962	46,495,811
Mettler-Toledo International, Inc. *	3,700	1,899,654
Mylan N.V. *	88,775	3,315,746
Perrigo Co., plc	19,200	1,419,648
Pfizer, Inc.	2,130,304	72,259,912
Thermo Fisher Scientific, Inc.	39,045	6,455,310
Waters Corp. *	11,300	1,919,757
Zoetis, Inc.	30,600	1,716,966
		290,948,997

Real Estate 1.2%
American Tower Corp.	23,965	3,018,152
AvalonBay Communities, Inc.	10,599	2,012,114
Boston Properties, Inc.	21,290	2,695,314
CBRE Group, Inc., Class A *	42,900	1,536,249
CoreCivic, Inc.	69,400	2,390,830
Crown Castle International Corp.	23,680	2,240,128
Digital Realty Trust, Inc.	17,600	2,021,184

4
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Duke Realty Corp.	41,700	1,156,341
Equity Residential	49,145	3,173,784
GGP, Inc.	81,800	1,767,698
HCP, Inc.	86,765	2,720,083
Hospitality Properties Trust	50,161	1,596,625
Host Hotels & Resorts, Inc.	188,878	3,390,360
Iron Mountain, Inc.	80,979	2,814,830
Jones Lang LaSalle, Inc.	12,700	1,458,722
Kimco Realty Corp.	59,260	1,202,385
Park Hotels & Resorts, Inc.	10,538	270,510
Prologis, Inc.	49,100	2,671,531
Public Storage	11,330	2,372,275
Quality Care Properties, Inc. *	8,473	147,007
Simon Property Group, Inc.	31,111	5,141,404
SL Green Realty Corp.	10,500	1,101,765
The Macerich Co.	18,997	1,185,983
Ventas, Inc.	46,678	2,987,859
Vornado Realty Trust	26,441	2,544,682
Welltower, Inc.	46,100	3,293,384
Weyerhaeuser Co.	169,874	5,753,632
		62,664,831

Retailing 4.7%
Abercrombie & Fitch Co., Class A	132,878	1,593,207
Advance Auto Parts, Inc.	9,845	1,399,368
Amazon.com, Inc. *	10,050	9,296,149
American Eagle Outfitters, Inc.	99,235	1,398,221
AutoNation, Inc. *	40,600	1,705,200
AutoZone, Inc. *	2,621	1,814,230
Bed Bath & Beyond, Inc.	162,505	6,297,069
Best Buy Co., Inc.	209,676	10,863,314
Big Lots, Inc.	42,265	2,133,960
CarMax, Inc. *	50,007	2,925,410
Chico's FAS, Inc.	99,000	1,368,180
Core-Mark Holding Co., Inc.	49,630	1,738,043
CST Brands, Inc.	36,700	1,772,243
Dick's Sporting Goods, Inc.	37,300	1,885,515
Dillard's, Inc., Class A	31,175	1,726,160
Dollar General Corp.	84,800	6,165,808
Dollar Tree, Inc. *	43,881	3,632,030
Expedia, Inc.	14,465	1,934,260
Foot Locker, Inc.	47,795	3,696,465
GameStop Corp., Class A	138,990	3,153,683
Genuine Parts Co.	44,500	4,094,890
GNC Holdings, Inc., Class A (a)	94,100	732,098
Guess?, Inc.	93,200	1,040,112
J.C. Penney Co., Inc. *(a)	228,710	1,230,460
Kohl's Corp.	227,645	8,884,984
L Brands, Inc.	67,620	3,571,012
Liberty Interactive Corp., QVC Group, Class A *	176,125	3,730,327
LKQ Corp. *	41,200	1,287,088
Lowe's Cos., Inc.	322,245	27,352,156
Macy's, Inc.	215,636	6,300,884
Murphy USA, Inc. *	47,400	3,297,618
Nordstrom, Inc.	73,555	3,550,500
O'Reilly Automotive, Inc. *	15,030	3,729,694
Office Depot, Inc.	358,600	1,782,242
Ross Stores, Inc.	61,880	4,022,200
Signet Jewelers Ltd.	23,700	1,560,408
Staples, Inc.	947,956	9,261,530
Target Corp.	367,583	20,529,511
The Gap, Inc.	233,875	6,127,525
The Home Depot, Inc.	281,543	43,948,862
The Priceline Group, Inc. *	3,284	6,064,957
The TJX Cos., Inc.	160,388	12,612,912
Tiffany & Co.	24,935	2,285,293
Security	Number of Shares	Value ($)
Tractor Supply Co.	31,500	1,950,165
Urban Outfitters, Inc. *	56,454	1,291,668
Williams-Sonoma, Inc.	38,845	2,099,572
		248,837,183

Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	52,265	3,982,593
Applied Materials, Inc.	197,326	8,013,409
Broadcom Ltd.	9,388	2,072,964
Intel Corp.	1,846,976	66,768,182
KLA-Tencor Corp.	33,480	3,288,406
Lam Research Corp.	26,490	3,837,076
Marvell Technology Group Ltd.	203,530	3,057,021
Maxim Integrated Products, Inc.	66,100	2,918,315
Microchip Technology, Inc.	27,980	2,114,728
Micron Technology, Inc. *	300,612	8,317,934
NVIDIA Corp.	35,837	3,737,799
QUALCOMM, Inc.	354,855	19,069,908
Skyworks Solutions, Inc.	15,100	1,506,074
Texas Instruments, Inc.	209,309	16,573,087
Versum Materials, Inc.	3,392	108,612
Xilinx, Inc.	50,920	3,213,561
		148,579,669

Software & Services 7.2%
Accenture plc, Class A	121,465	14,733,705
Activision Blizzard, Inc.	125,200	6,541,700
Adobe Systems, Inc. *	27,107	3,625,290
Akamai Technologies, Inc. *	17,200	1,048,168
Alliance Data Systems Corp.	8,380	2,091,899
Alphabet, Inc., Class A *	18,489	17,093,450
Alphabet, Inc., Class C *	18,574	16,827,301
Amdocs Ltd.	41,600	2,547,584
Autodesk, Inc. *	18,100	1,630,267
Automatic Data Processing, Inc.	60,319	6,302,732
Booz Allen Hamilton Holding Corp.	36,300	1,304,259
Broadridge Financial Solutions, Inc.	22,700	1,587,638
CA, Inc.	100,305	3,293,013
CACI International, Inc., Class A *	11,124	1,312,632
Citrix Systems, Inc. *	26,863	2,174,291
Cognizant Technology Solutions Corp., Class A *	73,800	4,444,974
Conduent, Inc. *	33,505	546,467
CSRA, Inc.	54,100	1,573,228
Dell Technologies, Inc., Class V *	41,774	2,803,453
DXC Technology Co. *	90,215	6,796,798
eBay, Inc. *	142,627	4,765,168
Electronic Arts, Inc. *	21,908	2,077,317
Facebook, Inc., Class A *	33,700	5,063,425
Fidelity National Information Services, Inc.	68,223	5,743,694
Fiserv, Inc. *	38,038	4,531,847
Global Payments, Inc.	17,300	1,414,448
IAC/InterActiveCorp *	23,762	1,972,484
International Business Machines Corp.	432,301	69,293,527
Intuit, Inc.	39,022	4,885,945
Leidos Holdings, Inc.	42,200	2,222,252
MasterCard, Inc., Class A	94,638	11,008,292
Microsoft Corp.	1,398,828	95,763,765
Oracle Corp.	793,644	35,682,234
Paychex, Inc.	44,859	2,659,242
PayPal Holdings, Inc. *	62,700	2,992,044
Symantec Corp.	223,445	7,067,565
Teradata Corp. *	58,000	1,692,440
The Western Union Co.	210,710	4,184,701
Total System Services, Inc.	22,470	1,287,756

5
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Visa, Inc., Class A	173,412	15,818,643
Yahoo! Inc. *	88,005	4,242,721
		382,648,359

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	43,300	3,131,023
Anixter International, Inc. *	20,620	1,681,561
Apple, Inc.	1,043,957	149,964,423
Arrow Electronics, Inc. *	65,325	4,605,412
Avnet, Inc.	124,600	4,820,774
Brocade Communications Systems, Inc.	128,800	1,619,016
CDW Corp.	24,500	1,447,705
Cisco Systems, Inc.	1,283,751	43,737,397
Corning, Inc.	383,571	11,066,023
F5 Networks, Inc. *	12,000	1,549,560
FLIR Systems, Inc.	39,700	1,458,181
Harris Corp.	34,768	3,890,192
Hewlett Packard Enterprise Co.	701,100	13,061,493
HP, Inc.	1,097,291	20,651,017
Jabil Circuit, Inc.	135,695	3,937,869
Juniper Networks, Inc.	150,970	4,539,668
Keysight Technologies, Inc. *	37,600	1,407,368
Motorola Solutions, Inc.	88,772	7,631,729
NCR Corp. *	36,900	1,522,125
NetApp, Inc.	100,930	4,022,060
Sanmina Corp. *	41,500	1,545,875
SYNNEX Corp.	13,595	1,474,106
Tech Data Corp. *	50,640	4,843,716
Vishay Intertechnology, Inc.	81,840	1,338,084
Western Digital Corp.	111,305	9,913,936
Xerox Corp.	718,326	5,164,764
		310,025,077

Telecommunication Services 3.3%
AT&T, Inc.	2,412,154	95,593,663
CenturyLink, Inc.	525,607	13,492,332
Frontier Communications Corp. (a)	1,163,798	2,187,940
Level 3 Communications, Inc. *	31,200	1,895,712
T-Mobile US, Inc. *	32,900	2,213,183
Telephone & Data Systems, Inc.	75,627	2,076,717
Verizon Communications, Inc.	1,194,249	54,827,972
		172,287,519

Transportation 2.1%
Alaska Air Group, Inc.	21,100	1,795,399
American Airlines Group, Inc.	81,400	3,469,268
Avis Budget Group, Inc. *	70,490	2,149,945
C.H. Robinson Worldwide, Inc.	48,444	3,521,879
CSX Corp.	317,733	16,153,546
Delta Air Lines, Inc.	48,000	2,181,120
Expeditors International of Washington, Inc.	60,825	3,411,674
FedEx Corp.	101,733	19,298,750
Hertz Global Holdings, Inc. *	91,460	1,508,175
JB Hunt Transport Services, Inc.	18,945	1,698,609
JetBlue Airways Corp. *	72,200	1,576,126
Kansas City Southern	16,587	1,493,991
Norfolk Southern Corp.	81,979	9,631,713
Ryder System, Inc.	29,420	1,997,912
Southwest Airlines Co.	29,900	1,680,978
Union Pacific Corp.	221,935	24,847,842
United Parcel Service, Inc., Class B	117,941	12,673,940
		109,090,867

Security	Number of Shares	Value ($)
Utilities 3.9%
AES Corp.	521,240	5,895,224
Alliant Energy Corp.	54,150	2,129,178
Ameren Corp.	80,190	4,385,591
American Electric Power Co., Inc.	146,801	9,957,512
American Water Works Co., Inc.	31,700	2,528,392
Atmos Energy Corp.	23,160	1,876,423
Calpine Corp. *	298,750	3,047,250
CenterPoint Energy, Inc.	163,470	4,663,799
CMS Energy Corp.	71,005	3,223,627
Consolidated Edison, Inc.	92,802	7,357,343
Dominion Resources, Inc.	134,480	10,412,786
DTE Energy Co.	53,130	5,556,867
Duke Energy Corp.	188,077	15,516,352
Edison International	81,976	6,555,621
Entergy Corp.	93,670	7,143,274
Eversource Energy	67,315	3,998,511
Exelon Corp.	410,973	14,231,995
FirstEnergy Corp.	232,165	6,951,020
Great Plains Energy, Inc.	59,770	1,768,594
MDU Resources Group, Inc.	69,358	1,865,730
National Fuel Gas Co.	23,245	1,287,308
NextEra Energy, Inc.	87,859	11,734,448
NiSource, Inc.	64,635	1,567,399
NRG Energy, Inc.	290,182	4,904,076
OGE Energy Corp.	55,784	1,940,168
PG&E Corp.	136,911	9,179,883
Pinnacle West Capital Corp.	33,085	2,815,203
PPL Corp.	202,475	7,716,322
Public Service Enterprise Group, Inc.	177,422	7,815,439
SCANA Corp.	35,959	2,384,441
Sempra Energy	57,515	6,500,345
The Southern Co.	268,406	13,366,619
UGI Corp.	44,780	2,246,165
Vectren Corp.	23,900	1,420,138
WEC Energy Group, Inc.	53,186	3,218,817
Westar Energy, Inc.	31,870	1,658,196
Xcel Energy, Inc.	137,185	6,180,184
		205,000,240
Total Common Stock
(Cost $3,923,808,379)		5,255,670,949

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (c)	7,360,159	7,360,159

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	11,532,650	11,532,650
Total Other Investment Companies
(Cost $18,892,809)		18,892,809

End of Investments.

6
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

At 04/30/17, the tax basis cost of the fund's investments was $3,960,516,277 and the unrealized appreciation and depreciation were $1,473,557,989 and ($159,510,508), respectively, with a net unrealized appreciation of $1,314,047,481.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,472,420.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	160	19,044,000	218,132
7
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	1,264,079,069	1,678,868,413
0.0%	Rights	492	—
3.1%	Other Investment Companies	52,151,103	52,151,103
102.2%	Total Investments	1,316,230,664	1,731,019,516
(2.2%)	Other Assets and Liabilities, Net		(37,336,960)
100.0%	Net Assets		1,693,682,556

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	83,400	1,467,006
Cooper Tire & Rubber Co.	100,000	3,830,000
Cooper-Standard Holding, Inc. *	18,100	2,046,567
Dorman Products, Inc. *	14,600	1,213,990
Gentex Corp.	163,800	3,382,470
LCI Industries	15,695	1,587,549
Standard Motor Products, Inc.	24,000	1,219,920
Superior Industries International, Inc.	46,700	1,015,725
Tenneco, Inc.	58,800	3,706,164
Tower International, Inc.	28,600	775,060
		20,244,451

Banks 5.4%
Associated Banc-Corp.	83,000	2,066,700
Astoria Financial Corp.	57,300	1,168,347
BancorpSouth, Inc.	35,800	1,090,110
Bank of Hawaii Corp.	30,300	2,468,844
Bank of the Ozarks, Inc.	16,400	778,508
BankUnited, Inc.	55,900	1,972,711
BOK Financial Corp.	18,200	1,534,078
Capitol Federal Financial, Inc.	95,186	1,392,571
Cathay General Bancorp	24,800	943,640
Columbia Banking System, Inc.	20,600	813,906
Commerce Bancshares, Inc.	47,246	2,596,168
Community Bank System, Inc.	19,300	1,079,835
Cullen/Frost Bankers, Inc.	27,800	2,624,042
CVB Financial Corp.	48,680	1,048,567
East West Bancorp, Inc.	72,100	3,912,867
EverBank Financial Corp.	77,600	1,513,200
F.N.B. Corp.	109,300	1,556,432
First Citizens BancShares, Inc., Class A	4,600	1,601,076
First Financial Bancorp	41,600	1,150,240
First Financial Bankshares, Inc.	19,700	787,015
First Horizon National Corp.	169,400	3,108,490
First Republic Bank	35,500	3,282,330
Fulton Financial Corp.	109,200	2,014,740
Glacier Bancorp, Inc.	31,080	1,049,882
Great Western Bancorp, Inc.	21,100	869,320
Hancock Holding Co.	47,700	2,227,590
IBERIABANK Corp.	11,300	896,655
International Bancshares Corp.	39,100	1,462,340
Investors Bancorp, Inc.	71,800	994,430
Security	Number of Shares	Value ($)
MB Financial, Inc.	25,145	1,068,914
National Bank Holdings Corp., Class A	28,200	890,274
NBT Bancorp, Inc.	22,755	868,786
Northwest Bancshares, Inc.	96,492	1,557,381
Ocwen Financial Corp. *	375,500	859,895
Old National Bancorp	67,525	1,134,420
PacWest Bancorp	21,500	1,061,885
Park National Corp.	9,300	980,499
Popular, Inc.	89,600	3,755,136
PrivateBancorp, Inc.	20,500	1,184,285
Prosperity Bancshares, Inc.	24,000	1,612,800
Provident Financial Services, Inc.	28,300	727,027
Signature Bank *	9,710	1,344,350
SVB Financial Group *	15,300	2,691,882
Synovus Financial Corp.	52,000	2,173,600
TCF Financial Corp.	110,400	1,822,704
Texas Capital Bancshares, Inc. *	11,400	867,540
Trustmark Corp.	51,900	1,724,118
UMB Financial Corp.	18,101	1,312,142
Umpqua Holdings Corp.	78,400	1,385,328
United Bankshares, Inc.	31,295	1,248,670
Valley National Bancorp	186,300	2,190,888
Walter Investment Management Corp. *(a)	373,600	399,752
Washington Federal, Inc.	74,700	2,517,390
Webster Financial Corp.	41,200	2,093,372
Westamerica Bancorp	20,170	1,109,753
Wintrust Financial Corp.	20,840	1,476,722
Zions Bancorp	86,900	3,478,607
		91,542,754

Capital Goods 12.6%
A.O. Smith Corp.	54,900	2,958,012
AAR Corp.	72,080	2,594,159
Actuant Corp., Class A	91,500	2,497,950
Acuity Brands, Inc.	11,000	1,937,100
Aegion Corp. *	54,915	1,253,160
Air Lease Corp.	38,500	1,468,390
Aircastle Ltd.	56,800	1,341,616
Albany International Corp., Class A	22,200	1,082,250
Allegion plc	20,400	1,604,256
Allison Transmission Holdings, Inc.	106,900	4,134,892
Altra Industrial Motion Corp.	24,600	1,086,090
Apogee Enterprises, Inc.	19,695	1,073,378
Applied Industrial Technologies, Inc.	55,920	3,578,880
Astec Industries, Inc.	19,250	1,219,488
AZZ, Inc.	13,900	820,795
Babcock & Wilcox Enterprises, Inc. *	93,900	879,843
Barnes Group, Inc.	41,265	2,268,337
Beacon Roofing Supply, Inc. *	47,280	2,343,670
Briggs & Stratton Corp.	91,400	2,284,086
BWX Technologies, Inc.	61,000	2,999,370
Chart Industries, Inc. *	39,810	1,453,463
CIRCOR International, Inc.	19,190	1,280,165
Colfax Corp. *	68,000	2,751,960
Comfort Systems USA, Inc.	35,000	1,284,500
Crane Co.	39,000	3,116,490
Cubic Corp.	35,190	1,826,361
Curtiss-Wright Corp.	29,500	2,757,070

8
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DigitalGlobe, Inc. *	37,800	1,217,160
Donaldson Co., Inc.	94,300	4,364,204
DXP Enterprises, Inc. *	31,200	1,138,176
Dycom Industries, Inc. *	16,070	1,697,956
Encore Wire Corp.	40,940	1,809,548
EnerSys	49,100	4,080,701
EnPro Industries, Inc.	19,470	1,375,555
ESCO Technologies, Inc.	19,700	1,159,345
Esterline Technologies Corp. *	33,500	3,063,575
Federal Signal Corp.	58,800	917,868
Franklin Electric Co., Inc.	28,460	1,169,706
GATX Corp.	62,900	3,767,710
Generac Holdings, Inc. *	69,800	2,454,866
General Cable Corp.	178,700	3,216,600
Graco, Inc.	29,340	3,164,319
Granite Construction, Inc.	40,100	2,113,671
Griffon Corp.	53,700	1,288,800
H&E Equipment Services, Inc.	60,020	1,267,622
Harsco Corp. *	238,700	3,115,035
HD Supply Holdings, Inc. *	58,600	2,361,580
HEICO Corp.	3,640	258,695
HEICO Corp., Class A	9,125	559,363
Hexcel Corp.	57,985	3,000,724
Hillenbrand, Inc.	48,500	1,789,650
Hyster-Yale Materials Handling, Inc.	21,200	1,274,332
Kaman Corp.	32,780	1,573,768
Kennametal, Inc.	129,700	5,392,926
KLX, Inc. *	59,800	2,828,540
Lennox International, Inc.	22,500	3,721,275
Lindsay Corp.	12,300	1,068,378
Masco Corp.	114,000	4,220,280
Masonite International Corp. *	19,200	1,597,440
MasTec, Inc. *	75,610	3,338,181
Meritor, Inc. *	61,300	1,091,753
Moog, Inc., Class A *	47,100	3,233,415
MRC Global, Inc. *	231,400	4,218,422
MSC Industrial Direct Co., Inc., Class A	44,300	3,966,179
Mueller Industries, Inc.	101,000	3,236,040
Mueller Water Products, Inc., Class A	80,000	900,000
MYR Group, Inc. *	31,000	1,310,060
National Presto Industries, Inc.	9,400	980,890
Nordson Corp.	30,750	3,849,900
Orbital ATK, Inc.	28,200	2,791,800
Primoris Services Corp.	49,500	1,137,015
Quanex Building Products Corp.	50,350	1,027,140
Raven Industries, Inc.	37,830	1,172,730
RBC Bearings, Inc. *	10,600	1,063,180
Regal Beloit Corp.	61,200	4,825,620
Rexnord Corp. *	70,300	1,715,320
Rush Enterprises, Inc., Class A *	62,960	2,376,740
Simpson Manufacturing Co., Inc.	29,485	1,229,819
Spirit AeroSystems Holdings, Inc., Class A	71,800	4,104,088
SPX Corp. *	70,800	1,703,448
SPX FLOW, Inc. *	83,200	3,006,848
Standex International Corp.	9,700	911,315
Teledyne Technologies, Inc. *	23,900	3,222,437
Tennant Co.	17,480	1,280,410
Textainer Group Holdings Ltd.	66,500	994,175
The Greenbrier Cos., Inc.	33,720	1,465,134
The Middleby Corp. *	13,624	1,854,635
The Toro Co.	58,740	3,813,401
Titan International, Inc.	125,375	1,342,766
Titan Machinery, Inc. *	62,600	992,210
TriMas Corp. *	55,500	1,273,725
Tutor Perini Corp. *	89,300	2,754,905
Universal Forest Products, Inc.	26,470	2,522,326
USG Corp. *	24,200	733,260
Wabash National Corp.	69,700	1,587,766
Security	Number of Shares	Value ($)
Wabtec Corp.	42,120	3,533,447
Watsco, Inc.	21,145	2,934,926
Watts Water Technologies, Inc., Class A	26,555	1,651,721
Woodward, Inc.	38,200	2,584,994
		213,657,240

Commercial & Professional Services 4.6%
ABM Industries, Inc.	87,200	3,766,168
ACCO Brands Corp. *	119,700	1,705,725
Brady Corp., Class A	45,900	1,787,805
CBIZ, Inc. *	68,100	1,072,575
Clean Harbors, Inc. *	48,030	2,791,023
Copart, Inc. *	121,800	3,763,620
Covanta Holding Corp.	170,900	2,486,595
Deluxe Corp.	42,900	3,084,939
Ennis, Inc.	47,400	834,240
Essendant, Inc.	183,500	3,064,450
FTI Consulting, Inc. *	54,300	1,878,237
Healthcare Services Group, Inc.	36,555	1,678,240
Herman Miller, Inc.	50,510	1,671,881
HNI Corp.	41,700	1,949,892
Huron Consulting Group, Inc. *	18,061	803,715
ICF International, Inc. *	22,400	988,960
Insperity, Inc.	13,960	1,275,246
Interface, Inc.	55,285	1,100,172
KAR Auction Services, Inc.	73,100	3,188,622
Kelly Services, Inc., Class A	140,800	3,142,656
Kforce, Inc.	59,800	1,357,460
Knoll, Inc.	36,000	862,560
Korn/Ferry International	44,230	1,433,052
Matthews International Corp., Class A	16,715	1,145,813
McGrath RentCorp	30,825	1,073,018
Mobile Mini, Inc.	25,300	726,110
MSA Safety, Inc.	24,325	1,893,701
Navigant Consulting, Inc. *	56,825	1,362,095
On Assignment, Inc. *	30,500	1,578,985
Quad Graphics, Inc.	101,500	2,665,390
Resources Connection, Inc.	72,560	1,008,584
Rollins, Inc.	36,933	1,434,108
Steelcase, Inc., Class A	129,500	2,207,975
Stericycle, Inc. *	43,100	3,678,154
Team, Inc. *	30,200	812,380
Tetra Tech, Inc.	58,895	2,588,435
The Brink's Co.	60,300	3,702,420
TrueBlue, Inc. *	63,030	1,723,871
UniFirst Corp.	13,105	1,824,216
Viad Corp.	30,365	1,372,498
West Corp.	61,700	1,646,773
		78,132,359

Consumer Durables & Apparel 2.8%
American Outdoor Brands Corp. *	42,500	941,375
Brunswick Corp.	63,400	3,597,950
CalAtlantic Group, Inc.	25,400	919,988
Carter's, Inc.	37,000	3,405,480
Columbia Sportswear Co.	19,760	1,118,811
Crocs, Inc. *	175,360	1,092,493
Deckers Outdoor Corp. *	54,150	3,226,799
Ethan Allen Interiors, Inc.	23,500	700,300
G-III Apparel Group Ltd. *	62,100	1,471,770
Helen of Troy Ltd. *	22,930	2,155,420
Iconix Brand Group, Inc. *	224,800	1,573,600
KB Home	56,900	1,172,140
La-Z-Boy, Inc.	61,220	1,708,038
Lennar Corp., Class A	85,600	4,322,800
lululemon Athletica, Inc. *	34,800	1,809,600

9
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
M.D.C. Holdings, Inc.	48,475	1,503,210
Meritage Homes Corp. *	33,200	1,293,140
Oxford Industries, Inc.	13,600	788,528
Skechers U.S.A., Inc., Class A *	67,135	1,695,159
Steven Madden Ltd. *	60,322	2,295,252
Sturm, Ruger & Co., Inc. (a)	22,000	1,329,900
Tempur Sealy International, Inc. *	39,115	1,836,449
Toll Brothers, Inc.	55,700	2,004,643
Under Armour, Inc., Class A *(a)	35,760	768,482
Under Armour, Inc., Class C *	45,688	886,804
Unifi, Inc. *	27,000	757,890
Vista Outdoor, Inc. *	53,200	1,040,592
Wolverine World Wide, Inc.	82,980	2,000,648
		47,417,261

Consumer Services 5.1%
BJ's Restaurants, Inc. *	24,000	1,082,400
Bloomin' Brands, Inc.	116,000	2,516,040
Bob Evans Farms, Inc.	47,155	3,147,125
Boyd Gaming Corp. *	43,300	982,044
Bright Horizons Family Solutions, Inc. *	16,600	1,263,592
Buffalo Wild Wings, Inc. *	10,100	1,591,255
Caesars Entertainment Corp. *(a)	129,000	1,431,900
Capella Education Co.	17,600	1,677,280
Career Education Corp. *	155,700	1,580,355
Choice Hotels International, Inc.	28,240	1,770,648
Churchill Downs, Inc.	6,100	1,017,480
Cracker Barrel Old Country Store, Inc. (a)	13,020	2,085,674
DineEquity, Inc.	19,830	1,121,188
Domino's Pizza, Inc.	15,000	2,720,850
Dunkin' Brands Group, Inc.	45,900	2,563,974
Extended Stay America, Inc.	47,600	830,144
Graham Holdings Co., Class B	7,100	4,272,070
Grand Canyon Education, Inc. *	19,600	1,473,136
Houghton Mifflin Harcourt Co. *	91,600	1,053,400
Hyatt Hotels Corp., Class A *	19,800	1,098,900
ILG, Inc.	47,000	1,133,170
International Speedway Corp., Class A	23,250	862,575
Jack in the Box, Inc.	28,400	2,895,948
K12, Inc. *	60,600	1,142,310
La Quinta Holdings, Inc. *	69,700	983,467
Marriott Vacations Worldwide Corp.	20,800	2,291,744
Norwegian Cruise Line Holdings Ltd. *	57,400	3,095,582
Panera Bread Co., Class A *	17,775	5,557,887
Papa John's International, Inc.	9,420	744,745
Penn National Gaming, Inc. *	119,200	2,202,816
Red Robin Gourmet Burgers, Inc. *	23,380	1,373,575
Regis Corp. *	130,200	1,420,482
Ruby Tuesday, Inc. *	395,750	1,009,162
SeaWorld Entertainment, Inc.	136,100	2,385,833
ServiceMaster Global Holdings, Inc. *	28,200	1,074,420
Six Flags Entertainment Corp.	36,800	2,304,048
Sotheby's *	50,220	2,378,419
Strayer Education, Inc.	26,900	2,332,499
Texas Roadhouse, Inc.	42,510	1,992,869
The Cheesecake Factory, Inc.	52,735	3,383,478
The Wendy's Co.	283,900	4,184,686
Vail Resorts, Inc.	10,860	2,146,588
Weight Watchers International, Inc. *(a)	179,092	3,739,441
		85,915,199

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	21,900	3,626,421
Anworth Mortgage Asset Corp.	186,755	1,094,384
BGC Partners, Inc., Class A	110,100	1,252,938
Capstead Mortgage Corp.	116,350	1,296,139
Security	Number of Shares	Value ($)
CBOE Holdings, Inc.	37,700	3,106,857
Chimera Investment Corp.	154,000	3,135,440
Credit Acceptance Corp. *(a)	6,000	1,219,500
CYS Investments, Inc.	127,200	1,085,016
E*TRADE Financial Corp. *	112,800	3,897,240
Eaton Vance Corp.	79,000	3,391,470
Evercore Partners, Inc., Class A	22,000	1,622,500
EZCORP, Inc., Class A *	148,300	1,342,115
FactSet Research Systems, Inc.	14,365	2,345,230
Federated Investors, Inc., Class B	94,900	2,545,218
FirstCash, Inc.	51,090	2,654,126
Greenhill & Co., Inc.	52,235	1,321,546
Invesco Mortgage Capital, Inc.	118,800	1,937,628
Janus Capital Group, Inc.	128,500	1,755,310
KCG Holdings, Inc., Class A *	55,700	1,108,430
Lazard Ltd., Class A	71,300	3,061,622
LPL Financial Holdings, Inc.	104,300	4,384,772
MarketAxess Holdings, Inc.	5,300	1,020,356
MFA Financial, Inc.	318,400	2,645,904
Morningstar, Inc.	11,700	855,621
MSCI, Inc.	31,800	3,190,176
Nelnet, Inc., Class A	29,040	1,307,090
New Residential Investment Corp.	160,700	2,678,869
OneMain Holdings, Inc. *	53,000	1,235,960
PennyMac Mortgage Investment Trust	90,800	1,623,504
PRA Group, Inc. *	36,600	1,178,520
Raymond James Financial, Inc.	53,800	4,009,176
Redwood Trust, Inc.	90,200	1,539,714
Santander Consumer USA Holdings, Inc. *	255,300	3,252,522
SEI Investments Co.	67,400	3,417,854
Starwood Property Trust, Inc.	97,400	2,210,006
Stifel Financial Corp. *	29,660	1,449,484
Two Harbors Investment Corp.	194,800	1,946,052
Waddell & Reed Financial, Inc., Class A	196,200	3,529,638
Western Asset Mortgage Capital Corp.	76,700	807,651
World Acceptance Corp. *	35,560	1,881,124
		86,963,123

Energy 4.1%
Alon USA Energy, Inc.	173,200	2,093,988
Antero Resources Corp. *	52,900	1,120,951
Archrock, Inc.	172,600	2,036,680
Atwood Oceanics, Inc. *	258,700	2,025,621
Bill Barrett Corp. *	230,300	884,352
Bristow Group, Inc.	184,300	2,464,091
CARBO Ceramics, Inc. *	129,280	888,153
Carrizo Oil & Gas, Inc. *	26,700	671,505
Continental Resources, Inc. *	30,600	1,297,746
CVR Energy, Inc. (a)	87,400	1,913,186
Dril-Quip, Inc. *	34,485	1,777,702
EP Energy Corp., Class A *(a)	166,200	751,224
Forum Energy Technologies, Inc. *	71,900	1,215,110
Golar LNG Ltd.	55,400	1,413,254
Green Plains, Inc.	98,500	2,265,500
Gulfport Energy Corp. *	37,000	587,560
Helix Energy Solutions Group, Inc. *	192,000	1,175,040
Hornbeck Offshore Services, Inc. *(a)	191,980	654,652
Laredo Petroleum, Inc. *	67,600	869,336
Matrix Service Co. *	40,800	479,400
McDermott International, Inc. *	462,900	3,027,366
Newpark Resources, Inc. *	233,240	1,784,286
Nordic American Tankers Ltd. (a)	92,085	764,305
Oasis Petroleum, Inc. *	143,800	1,716,972
Oil States International, Inc. *	97,800	2,909,550
PDC Energy, Inc. *	12,955	715,505
Pioneer Energy Services Corp. *	286,000	872,300
Range Resources Corp.	105,000	2,781,450

10
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Renewable Energy Group, Inc. *	124,000	1,295,800
REX American Resources Corp. *	9,000	852,120
Rowan Cos. plc, Class A *	183,400	2,580,438
RPC, Inc. (a)	74,600	1,355,482
SEACOR Holdings, Inc. *	47,500	3,118,850
SemGroup Corp., Class A	42,100	1,401,930
Ship Finance International Ltd. (a)	65,700	923,085
Targa Resources Corp.	62,800	3,462,164
Teekay Corp.	202,100	1,754,228
Tesco Corp. *	124,300	814,165
TETRA Technologies, Inc. *	129,460	431,102
Tidewater, Inc. *(a)	1,412,800	1,238,319
Unit Corp. *	157,300	3,380,377
US Silica Holdings, Inc.	23,500	975,250
W&T Offshore, Inc. *	566,100	1,154,844
WPX Energy, Inc. *	250,600	2,989,658
		68,884,597

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	40,900	1,910,030
Performance Food Group Co. *	60,700	1,511,430
PriceSmart, Inc.	16,740	1,455,543
Rite Aid Corp. *	489,000	1,956,000
SpartanNash, Co.	77,900	2,866,720
Sprouts Farmers Market, Inc. *	69,400	1,548,314
SUPERVALU, Inc. *	420,100	1,722,410
The Andersons, Inc.	70,137	2,619,617
		15,590,064

Food, Beverage & Tobacco 2.4%
B&G Foods, Inc.	28,700	1,205,400
Cal-Maine Foods, Inc. (a)	33,900	1,279,725
Darling Ingredients, Inc. *	176,220	2,666,209
Dean Foods Co.	139,300	2,749,782
Flowers Foods, Inc.	197,150	3,866,111
Fresh Del Monte Produce, Inc.	52,200	3,199,860
J&J Snack Foods Corp.	10,135	1,363,968
Lancaster Colony Corp.	14,465	1,821,144
Pilgrim's Pride Corp.	95,600	2,481,776
Pinnacle Foods, Inc.	56,900	3,308,735
Sanderson Farms, Inc.	34,100	3,948,098
Snyder's-Lance, Inc.	51,788	1,826,045
The Boston Beer Co., Inc., Class A *	5,600	808,360
The Hain Celestial Group, Inc. *	44,140	1,632,739
TreeHouse Foods, Inc. *	29,485	2,582,886
Universal Corp.	55,500	4,076,475
Vector Group Ltd.	59,578	1,294,034
		40,111,347

Health Care Equipment & Services 3.7%
Alere, Inc. *	39,200	1,927,464
Align Technology, Inc. *	12,900	1,736,598
Allscripts Healthcare Solutions, Inc. *	140,400	1,680,588
Amedisys, Inc. *	20,170	1,093,214
Analogic Corp.	10,165	730,355
Brookdale Senior Living, Inc. *	171,500	2,227,785
Chemed Corp.	17,195	3,462,729
CONMED Corp.	25,195	1,238,586
Envision Healthcare Corp. *	72,099	4,039,707
Haemonetics Corp. *	34,500	1,444,860
Halyard Health, Inc. *	74,100	2,926,950
HealthSouth Corp.	61,400	2,879,660
Hill-Rom Holdings, Inc.	48,800	3,691,232
HMS Holdings Corp. *	41,000	839,270
Hologic, Inc. *	49,500	2,234,925
Security	Number of Shares	Value ($)
Integer Holdings Corp. *	29,600	1,087,800
Invacare Corp.	119,365	1,754,666
Kindred Healthcare, Inc.	321,022	3,081,811
LHC Group, Inc. *	17,000	919,700
Masimo Corp. *	20,000	2,054,800
Molina Healthcare, Inc. *	44,657	2,223,472
PharMerica Corp. *	60,540	1,428,744
Quality Systems, Inc. *	70,100	999,626
Select Medical Holdings Corp. *	228,400	3,140,500
Teleflex, Inc.	15,100	3,124,039
The Cooper Cos., Inc.	16,100	3,225,313
Triple-S Management Corp., Class B *	76,900	1,391,890
VCA, Inc. *	37,600	3,443,032
West Pharmaceutical Services, Inc.	25,480	2,344,925
		62,374,241

Household & Personal Products 0.8%
Central Garden & Pet Co., Class A *	58,400	2,057,432
Edgewell Personal Care Co. *	50,100	3,581,649
Energizer Holdings, Inc.	60,100	3,559,723
HRG Group, Inc. *	86,400	1,728,864
Spectrum Brands Holdings, Inc.	9,400	1,351,062
WD-40 Co.	7,415	777,463
		13,056,193

Insurance 3.8%
Allied World Assurance Co. Holdings AG	83,200	4,417,088
Ambac Financial Group, Inc. *	75,900	1,474,737
American Equity Investment Life Holding Co.	109,615	2,600,068
American National Insurance Co.	8,000	935,360
AmTrust Financial Services, Inc.	41,600	667,680
Argo Group International Holdings Ltd.	28,970	1,910,571
Aspen Insurance Holdings Ltd.	76,500	4,004,775
Brown & Brown, Inc.	62,100	2,664,090
CNA Financial Corp.	28,000	1,267,280
Employers Holdings, Inc.	26,500	1,060,000
Erie Indemnity Co., Class A	27,700	3,429,814
Horace Mann Educators Corp.	28,890	1,116,599
Infinity Property & Casualty Corp.	13,665	1,356,251
James River Group Holdings Ltd.	21,200	923,472
Kemper Corp.	68,200	2,683,670
Maiden Holdings Ltd.	58,600	723,710
Markel Corp. *	3,782	3,667,027
MBIA, Inc. *	207,700	1,744,680
Mercury General Corp.	34,300	2,109,107
Old Republic International Corp.	208,100	4,303,508
Primerica, Inc.	51,200	4,290,560
ProAssurance Corp.	53,100	3,286,890
RLI Corp.	29,700	1,699,434
Safety Insurance Group, Inc.	17,005	1,231,162
Selective Insurance Group, Inc.	31,800	1,679,040
Stewart Information Services Corp.	35,900	1,703,096
The Hanover Insurance Group, Inc.	35,800	3,160,066
Validus Holdings Ltd.	73,500	4,063,080
		64,172,815

Materials 6.5%
A. Schulman, Inc.	59,433	1,881,054
AK Steel Holding Corp. *	132,000	836,880
Axalta Coating Systems Ltd. *	70,500	2,211,585
Berry Global Group, Inc. *	46,600	2,330,000
Boise Cascade Co. *	97,600	2,976,800
Calgon Carbon Corp.	58,100	845,355
Carpenter Technology Corp.	68,200	2,768,920

11
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Century Aluminum Co. *	116,800	1,593,152
Clearwater Paper Corp. *	31,860	1,548,396
Cliffs Natural Resources, Inc. *	583,300	3,919,776
Compass Minerals International, Inc.	29,630	1,955,580
Crown Holdings, Inc. *	72,000	4,038,480
Eagle Materials, Inc.	16,070	1,542,238
Ferro Corp. *	65,230	1,168,922
Greif, Inc., Class A	62,200	3,646,164
H.B. Fuller Co.	42,280	2,233,652
Hecla Mining Co.	154,400	841,480
Innophos Holdings, Inc.	34,850	1,670,709
Innospec, Inc.	19,780	1,305,480
Kaiser Aluminum Corp.	24,580	2,074,798
KapStone Paper & Packaging Corp.	74,700	1,575,423
Koppers Holdings, Inc. *	28,160	1,195,392
Kraton Corp. *	39,400	1,288,774
Louisiana-Pacific Corp. *	78,300	2,015,442
Martin Marietta Materials, Inc.	19,100	4,205,629
Materion Corp.	48,460	1,843,903
Minerals Technologies, Inc.	22,620	1,780,194
Neenah Paper, Inc.	11,500	901,025
NewMarket Corp.	7,095	3,339,616
Olin Corp.	126,200	4,054,806
P.H. Glatfelter Co.	81,045	1,743,278
Platform Specialty Products Corp. *	80,500	1,140,685
PolyOne Corp.	88,400	3,466,164
Quaker Chemical Corp.	9,100	1,315,860
Royal Gold, Inc.	15,800	1,116,744
Schnitzer Steel Industries, Inc., Class A	134,510	2,542,239
Schweitzer-Mauduit International, Inc.	34,272	1,475,410
Sensient Technologies Corp.	35,200	2,879,360
Silgan Holdings, Inc.	56,400	3,418,968
Southern Copper Corp.	119,600	4,230,252
Stepan Co.	22,930	1,944,464
Stillwater Mining Co. *	73,970	1,329,981
SunCoke Energy, Inc. *	165,800	1,520,386
The Scotts Miracle-Gro Co.	36,500	3,525,900
TimkenSteel Corp. *	186,000	2,804,880
Trinseo S.A.	19,500	1,294,800
Tronox Ltd., Class A	206,300	3,406,013
W.R. Grace & Co.	30,000	2,091,600
Westlake Chemical Corp.	38,000	2,365,500
Worthington Industries, Inc.	51,700	2,248,950
		109,451,059

Media 2.0%
AMC Networks, Inc., Class A *	27,600	1,647,168
Cable One, Inc.	2,630	1,793,292
Cinemark Holdings, Inc.	87,100	3,762,720
Gannett Co., Inc.	352,300	2,945,228
John Wiley & Sons, Inc., Class A	43,600	2,297,720
Lions Gate Entertainment Corp., Class A	23,700	620,229
Lions Gate Entertainment Corp., Class B *	28,855	688,192
Live Nation Entertainment, Inc. *	81,500	2,621,040
Loral Space & Communications, Inc. *	23,300	893,555
Meredith Corp.	35,700	2,090,235
National CineMedia, Inc.	84,100	998,267
Regal Entertainment Group, Class A	94,300	2,081,201
Scholastic Corp.	47,500	2,053,425
Sinclair Broadcast Group, Inc., Class A	49,519	1,953,524
Sirius XM Holdings, Inc. (a)	710,000	3,514,500
The New York Times Co., Class A	110,100	1,590,945
Tribune Media Co., Class A	72,400	2,646,944
		34,198,185

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Alexion Pharmaceuticals, Inc. *	22,500	2,875,050
Bio-Rad Laboratories, Inc., Class A *	13,400	2,924,684
Bio-Techne Corp.	13,865	1,484,664
Bruker Corp.	44,700	1,090,233
Catalent, Inc. *	29,700	869,616
Charles River Laboratories International, Inc. *	31,500	2,825,550
Endo International plc *	64,100	728,817
Illumina, Inc. *	16,560	3,061,282
Impax Laboratories, Inc. *	81,200	1,140,860
Mallinckrodt plc *	39,321	1,844,941
Myriad Genetics, Inc. *	109,400	2,011,866
PAREXEL International Corp. *	21,720	1,386,388
PDL BioPharma, Inc.	731,250	1,645,312
PerkinElmer, Inc.	59,300	3,523,013
Prestige Brands Holdings, Inc. *	15,200	872,632
QIAGEN N.V. *	92,755	2,790,998
Quintiles IMS Holdings, Inc. *	61,826	5,210,695
Regeneron Pharmaceuticals, Inc. *	5,300	2,058,997
United Therapeutics Corp. *	20,900	2,627,130
Vertex Pharmaceuticals, Inc. *	8,200	970,060
VWR Corp. *	50,600	1,429,956
		43,372,744

Real Estate 10.2%
Acadia Realty Trust	21,700	631,036
Alexandria Real Estate Equities, Inc.	27,000	3,037,770
Altisource Portfolio Solutions S.A. *(a)	32,500	717,925
Altisource Residential Corp.	98,000	1,409,240
American Campus Communities, Inc.	49,460	2,343,909
Apartment Investment & Management Co., Class A	68,300	2,987,442
Apple Hospitality REIT, Inc.	132,900	2,489,217
Ashford Hospitality Trust, Inc.	170,700	1,066,875
Brandywine Realty Trust	134,300	2,279,071
Brixmor Property Group, Inc.	107,300	2,119,175
Camden Property Trust	42,600	3,507,258
Care Capital Properties, Inc.	35,800	961,946
CBL & Associates Properties, Inc.	275,000	2,543,750
Chesapeake Lodging Trust	34,100	794,871
Columbia Property Trust, Inc.	141,400	3,181,500
Corporate Office Properties Trust	72,700	2,380,198
Cousins Properties, Inc.	69,000	585,810
CubeSmart	42,700	1,082,018
DCT Industrial Trust, Inc.	28,550	1,443,488
DDR Corp.	172,000	1,859,320
DiamondRock Hospitality Co.	170,100	1,872,801
Douglas Emmett, Inc.	56,500	2,128,355
DuPont Fabros Technology, Inc.	23,300	1,201,115
EastGroup Properties, Inc.	14,550	1,138,538
EPR Properties	23,900	1,737,769
Equinix, Inc.	10,286	4,296,462
Equity Commonwealth *	87,700	2,805,523
Equity LifeStyle Properties, Inc.	25,140	2,034,077
Essex Property Trust, Inc.	14,109	3,449,227
Extra Space Storage, Inc.	26,065	1,968,690
Federal Realty Investment Trust	21,700	2,840,313
First Industrial Realty Trust, Inc.	35,000	984,900
Franklin Street Properties Corp.	72,100	874,573
Gaming & Leisure Properties, Inc.	60,100	2,091,480
Government Properties Income Trust	51,100	1,089,452
Gramercy Property Trust	35,100	975,429
Healthcare Realty Trust, Inc.	49,300	1,617,040
Healthcare Trust of America, Inc., Class A	48,400	1,543,476
Hersha Hospitality Trust	44,325	817,353

12
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Highwoods Properties, Inc.	49,300	2,508,384
HomeBanc Corp. *(c)	6,875	—
Investors Real Estate Trust	150,600	890,046
Kilroy Realty Corp.	28,700	2,024,211
Lamar Advertising Co., Class A	35,800	2,580,106
LaSalle Hotel Properties	79,140	2,260,238
Lexington Realty Trust	167,400	1,702,458
Liberty Property Trust	92,500	3,752,725
Life Storage, Inc.	13,470	1,055,913
Mack-Cali Realty Corp.	107,600	2,910,580
Medical Properties Trust, Inc.	75,500	986,785
Mid-America Apartment Communities, Inc.	42,276	4,194,202
Monogram Residential Trust, Inc.	96,100	978,298
National Retail Properties, Inc.	40,400	1,705,688
Omega Healthcare Investors, Inc.	58,890	1,943,370
Outfront Media, Inc.	156,200	4,086,192
Paramount Group, Inc.	77,200	1,266,080
Parkway, Inc.	3,650	73,548
Pebblebrook Hotel Trust	31,300	931,488
Pennsylvania Real Estate Investment Trust	69,600	963,960
Piedmont Office Realty Trust, Inc., Class A	143,400	3,133,290
Potlatch Corp.	32,900	1,482,145
PS Business Parks, Inc.	8,550	1,039,167
RAIT Financial Trust	246,700	757,369
Rayonier, Inc.	129,600	3,657,312
Realogy Holdings Corp.	143,200	4,374,760
Realty Income Corp.	51,600	3,010,860
Regency Centers Corp.	50,165	3,169,425
Retail Properties of America, Inc., Class A	171,200	2,283,808
RLJ Lodging Trust	108,500	2,331,665
Ryman Hospitality Properties, Inc.	30,500	1,945,290
Sabra Health Care REIT, Inc.	49,400	1,343,186
SBA Communications Corp. *	27,305	3,453,810
Senior Housing Properties Trust	165,500	3,561,560
Spirit Realty Capital, Inc.	158,400	1,492,128
Sun Communities, Inc.	17,555	1,467,774
Sunstone Hotel Investors, Inc.	123,943	1,845,511
Tanger Factory Outlet Centers, Inc.	39,380	1,228,262
Taubman Centers, Inc.	40,500	2,533,275
The GEO Group, Inc.	114,804	3,825,269
Tier REIT, Inc.	46,900	811,839
UDR, Inc.	101,400	3,786,276
VEREIT, Inc.	194,200	1,625,454
Washington Prime Group, Inc.	217,700	1,915,760
Washington Real Estate Investment Trust	47,100	1,491,657
Weingarten Realty Investors	62,000	2,031,740
WP Carey, Inc.	39,400	2,466,440
Xenia Hotels & Resorts, Inc.	96,400	1,683,144
		173,450,840

Retailing 5.1%
Aaron's, Inc.	97,400	3,500,556
Asbury Automotive Group, Inc. *	43,400	2,656,080
Ascena Retail Group, Inc. *	610,300	2,386,273
Barnes & Noble Education, Inc. *	174,400	1,815,504
Barnes & Noble, Inc.	170,900	1,461,195
Burlington Stores, Inc. *	21,500	2,126,780
Cabela's, Inc. *	32,600	1,779,960
Caleres, Inc.	77,542	2,234,761
DSW, Inc., Class A	138,036	2,846,302
Express, Inc. *	212,000	1,829,560
Five Below, Inc. *	24,900	1,223,088
Fred's, Inc., Class A (a)	172,570	2,540,231
Genesco, Inc. *	48,400	2,579,720
Group 1 Automotive, Inc.	53,200	3,668,140
Hibbett Sports, Inc. *	44,585	1,159,210
Security	Number of Shares	Value ($)
HSN, Inc.	59,700	2,202,930
Lands' End, Inc. *(a)	40,000	944,000
Liberty TripAdvisor Holdings, Inc., Class A *	49,900	733,530
Lithia Motors, Inc., Class A	21,235	2,029,004
Lumber Liquidators Holdings, Inc. *(a)	78,200	1,919,810
Monro Muffler Brake, Inc.	17,540	909,449
Netflix, Inc. *	20,990	3,194,678
Nutrisystem, Inc.	22,630	1,209,574
Penske Automotive Group, Inc.	61,800	2,948,478
Pier 1 Imports, Inc.	473,185	3,189,267
Pool Corp.	21,880	2,617,286
Rent-A-Center, Inc. (a)	314,100	3,357,729
RH *(a)	30,300	1,453,491
Sally Beauty Holdings, Inc. *	145,465	2,766,744
Select Comfort Corp. *	54,570	1,686,213
Shoe Carnival, Inc.	31,300	794,081
Shutterfly, Inc. *	15,200	788,880
Sonic Automotive, Inc., Class A	115,100	2,255,960
Stage Stores, Inc. (a)	442,255	1,273,694
The Buckle, Inc. (a)	92,622	1,732,031
The Cato Corp., Class A	53,095	1,197,823
The Children's Place, Inc.	24,960	2,865,408
The Finish Line, Inc., Class A	125,452	1,983,396
The Michaels Cos., Inc. *	45,700	1,067,552
TripAdvisor, Inc. *	27,900	1,255,779
Tuesday Morning Corp. *	152,300	494,975
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,900	3,630,576
Vitamin Shoppe, Inc. *	60,400	1,165,720
Zumiez, Inc. *	38,600	692,870
		86,168,288

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	16,200	1,195,560
Advanced Micro Devices, Inc. *	224,200	2,981,860
Amkor Technology, Inc. *	182,500	2,149,850
Brooks Automation, Inc.	63,390	1,601,231
Cabot Microelectronics Corp.	26,030	2,039,451
Cirrus Logic, Inc. *	31,035	1,997,102
Cree, Inc. *	99,300	2,172,684
Cypress Semiconductor Corp.	169,903	2,380,341
Diodes, Inc. *	39,600	926,244
Entegris, Inc. *	63,845	1,583,356
First Solar, Inc. *	103,600	3,061,380
Integrated Device Technology, Inc. *	57,880	1,388,541
Microsemi Corp. *	29,612	1,389,987
MKS Instruments, Inc.	32,550	2,547,037
ON Semiconductor Corp. *	307,900	4,366,022
Photronics, Inc. *	91,925	1,057,138
Power Integrations, Inc.	12,500	824,375
Qorvo, Inc. *	61,700	4,197,451
Silicon Laboratories, Inc. *	25,490	1,813,614
Synaptics, Inc. *	19,705	1,079,243
Teradyne, Inc.	135,900	4,793,193
Veeco Instruments, Inc. *	60,160	1,985,280
Xperi Corp.	23,000	772,800
		48,303,740

Software & Services 5.8%
ACI Worldwide, Inc. *	49,400	1,061,606
Acxiom Corp. *	66,015	1,907,833
ANSYS, Inc. *	25,400	2,798,064
Cadence Design Systems, Inc. *	64,400	2,097,508
Cardtronics plc, Class A *	19,300	802,494
CDK Global, Inc.	55,700	3,621,057
Cimpress N.V. *	13,920	1,142,554

13
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CommVault Systems, Inc. *	15,400	776,930
Convergys Corp.	116,400	2,620,164
CoreLogic, Inc. *	76,700	3,278,158
CSG Systems International, Inc.	26,145	980,699
DST Systems, Inc.	29,500	3,631,745
EPAM Systems, Inc. *	11,200	862,400
Euronet Worldwide, Inc. *	17,495	1,445,437
Fair Isaac Corp.	17,505	2,371,577
First Data Corp., Class A *	248,400	3,880,008
FleetCor Technologies, Inc. *	10,700	1,510,198
Gartner, Inc. *	30,947	3,530,743
Genpact Ltd.	109,350	2,670,327
j2 Global, Inc.	16,785	1,514,678
Jack Henry & Associates, Inc.	33,380	3,235,190
Manhattan Associates, Inc. *	22,480	1,049,591
ManTech International Corp., Class A	59,100	2,098,050
MAXIMUS, Inc.	36,780	2,243,212
NeuStar, Inc., Class A *	103,775	3,445,330
Nuance Communications, Inc. *	90,200	1,613,678
Progress Software Corp.	63,625	1,890,935
PTC, Inc. *	49,240	2,661,422
Red Hat, Inc. *	42,200	3,716,976
Sabre Corp.	37,200	870,852
salesforce.com, Inc. *	33,333	2,870,638
Science Applications International Corp.	40,600	2,963,394
SS&C Technologies Holdings, Inc.	30,000	1,102,200
Sykes Enterprises, Inc. *	48,255	1,438,482
Synopsys, Inc. *	50,000	3,685,000
Take-Two Interactive Software, Inc. *	42,755	2,687,152
TiVo Corp.	137,007	2,705,888
Travelport Worldwide Ltd.	124,100	1,634,397
Unisys Corp. *	163,000	1,841,900
Vantiv, Inc., Class A *	28,800	1,786,752
Verint Systems, Inc. *	27,700	1,088,610
VeriSign, Inc. *	42,100	3,743,532
VMware, Inc., Class A *(a)	26,300	2,475,356
WebMD Health Corp. *	23,800	1,290,674
WEX, Inc. *	13,400	1,359,564
Zynga, Inc., Class A *	295,800	854,862
		98,857,817

Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	84,245	1,684,900
AVX Corp.	62,300	1,053,493
Belden, Inc.	30,240	2,107,728
Benchmark Electronics, Inc. *	121,600	3,854,720
Cognex Corp.	17,430	1,487,476
Coherent, Inc. *	11,140	2,401,784
CommScope Holding Co., Inc. *	87,500	3,678,500
Comtech Telecommunications Corp.	118,470	1,659,765
Diebold Nixdorf, Inc.	87,900	2,478,780
Dolby Laboratories, Inc., Class A	42,200	2,225,206
Eastman Kodak Co. *	73,700	810,700
EchoStar Corp., Class A *	43,400	2,498,104
Electronics For Imaging, Inc. *	20,402	934,004
ePlus, Inc. *	17,000	1,211,250
Fabrinet *	21,800	755,806
Finisar Corp. *	60,530	1,382,505
Harmonic, Inc. *	243,700	1,413,460
II-VI, Inc. *	36,100	1,196,715
Insight Enterprises, Inc. *	111,100	4,677,310
InterDigital, Inc.	25,400	2,283,460
IPG Photonics Corp. *	11,000	1,389,520
Itron, Inc. *	28,100	1,822,285
Knowles Corp. *	119,500	2,118,735
Littelfuse, Inc.	10,145	1,563,852
Lumentum Holdings, Inc. *	23,600	1,008,900
Security	Number of Shares	Value ($)
Methode Electronics, Inc.	27,400	1,220,670
MTS Systems Corp.	19,580	909,491
National Instruments Corp.	64,742	2,260,143
NETGEAR, Inc. *	34,150	1,610,173
NetScout Systems, Inc. *	28,500	1,073,025
OSI Systems, Inc. *	12,200	944,280
Plantronics, Inc.	36,710	2,004,366
Plexus Corp. *	49,380	2,567,266
Rogers Corp. *	11,000	1,132,340
ScanSource, Inc. *	68,340	2,699,430
Super Micro Computer, Inc. *	35,300	861,320
Trimble, Inc. *	106,400	3,769,752
TTM Technologies, Inc. *	82,200	1,375,206
VeriFone Systems, Inc. *	83,900	1,555,506
ViaSat, Inc. *	18,315	1,172,709
Viavi Solutions, Inc. *	139,600	1,396,000
Zebra Technologies Corp., Class A *	23,220	2,188,949
		76,439,584

Telecommunication Services 0.7%
ATN International, Inc.	10,000	691,900
Cincinnati Bell, Inc. *	77,020	1,451,827
Consolidated Communications Holdings, Inc. (a)	48,714	1,153,060
General Communication, Inc., Class A *	43,600	1,632,384
Iridium Communications, Inc. *	88,900	942,340
Spok Holdings, Inc.	40,500	726,975
Vonage Holdings Corp. *	194,400	1,304,424
Windstream Holdings, Inc.	657,349	3,628,567
Zayo Group Holdings, Inc. *	29,800	1,045,086
		12,576,563

Transportation 3.2%
Allegiant Travel Co.	9,400	1,366,760
AMERCO	3,800	1,422,948
ArcBest Corp.	79,040	2,090,608
Atlas Air Worldwide Holdings, Inc. *	42,300	2,453,400
Copa Holdings S.A., Class A	41,800	4,866,356
Echo Global Logistics, Inc. *	31,700	594,375
Forward Air Corp.	24,825	1,319,945
Genesee & Wyoming, Inc., Class A *	27,365	1,854,252
Hawaiian Holdings, Inc. *	23,940	1,299,942
Heartland Express, Inc.	47,065	946,948
Hub Group, Inc., Class A *	60,510	2,368,966
Kirby Corp. *	49,700	3,508,820
Knight Transportation, Inc.	53,625	1,839,338
Landstar System, Inc.	45,770	3,911,046
Macquarie Infrastructure Corp.	26,700	2,172,579
Marten Transport Ltd.	34,500	855,600
Matson, Inc.	38,100	1,207,770
Old Dominion Freight Line, Inc.	36,475	3,228,767
Roadrunner Transportation Systems, Inc. *	106,700	717,024
Saia, Inc. *	32,850	1,581,728
SkyWest, Inc.	103,400	3,846,480
Spirit Airlines, Inc. *	45,000	2,577,150
Swift Transportation Co. *	75,900	1,865,622
United Continental Holdings, Inc. *	63,500	4,458,335
Werner Enterprises, Inc.	80,800	2,205,840
		54,560,599

Utilities 3.2%
ALLETE, Inc.	35,100	2,453,841
American States Water Co.	25,030	1,114,336
Aqua America, Inc.	81,375	2,692,699
Avangrid, Inc.	23,100	1,004,850

14
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Avista Corp.	63,000	2,541,420
Black Hills Corp.	42,300	2,877,246
California Water Service Group	29,880	1,066,716
Dynegy, Inc. *	146,900	943,098
El Paso Electric Co.	43,790	2,259,564
Hawaiian Electric Industries, Inc.	110,900	3,717,368
IDACORP, Inc.	33,400	2,822,968
MGE Energy, Inc.	21,750	1,398,525
New Jersey Resources Corp.	72,500	2,925,375
Northwest Natural Gas Co.	28,105	1,675,058
NorthWestern Corp.	34,800	2,080,344
ONE Gas, Inc.	36,200	2,491,646
Otter Tail Corp.	35,580	1,405,410
PNM Resources, Inc.	100,900	3,758,525
Portland General Electric Co.	83,000	3,763,220
South Jersey Industries, Inc.	44,580	1,672,641
Southwest Gas Holdings, Inc.	41,000	3,434,160
Spire, Inc.	24,440	1,675,362
WGL Holdings, Inc.	44,300	3,652,978
		53,427,350
Total Common Stock
(Cost $1,264,079,069)		1,678,868,413

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(c)	19,700	—
Total Rights
(Cost $492)		—

Other Investment Companies 3.1% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (b)	13,818,253	13,818,253

Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	38,332,850	38,332,850
Total Other Investment Companies
(Cost $52,151,103)		52,151,103

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,322,951,462 and the unrealized appreciation and depreciation were $481,146,250 and ($73,078,196), respectively, with a net unrealized appreciation of $408,068,054.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,800,447.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	220	15,382,400	194,333

15
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.3%	Common Stock	1,131,136,761	1,134,432,458
0.8%	Preferred Stock	9,790,008	9,415,437
1.3%	Other Investment Company	15,185,130	15,185,130
0.4%	Short-Term Investments	4,002,693	4,002,693
100.8%	Total Investments	1,160,114,592	1,163,035,718
(0.8%)	Other Assets and Liabilities, Net		(9,358,379)
100.0%	Net Assets		1,153,677,339

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets

Australia 6.3%
Banks 2.1%
Australia & New Zealand Banking Group Ltd.	230,984	5,654,252
Bendigo & Adelaide Bank Ltd.	33,879	311,778
Commonwealth Bank of Australia	102,895	6,720,475
National Australia Bank Ltd.	209,358	5,313,953
Westpac Banking Corp.	241,920	6,341,874
		24,342,332
Capital Goods 0.0%
CIMIC Group Ltd.	10,830	300,130
Commercial & Professional Services 0.1%
Brambles Ltd.	75,916	587,444
Downer EDI Ltd.	110,543	485,764
		1,073,208
Consumer Services 0.1%
Tabcorp Holdings Ltd.	85,883	305,123
Tatts Group Ltd.	123,751	398,110
		703,233
Diversified Financials 0.2%
AMP Ltd.	306,730	1,228,967
BGP Holdings plc *(d)	453,854	8,059
Macquarie Group Ltd.	14,409	1,000,947
		2,237,973
Energy 0.5%
Caltex Australia Ltd.	44,792	999,815
Origin Energy Ltd. *	256,127	1,378,290
Santos Ltd. *	173,779	451,147
Woodside Petroleum Ltd.	72,763	1,751,512
WorleyParsons Ltd. *	73,978	624,883
		5,205,647
Food & Staples Retailing 0.9%
Metcash Ltd. *	356,380	573,744
Wesfarmers Ltd.	160,659	5,171,541
Woolworths Ltd.	221,666	4,455,854
		10,201,139
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	56,205	393,908
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	25,241	417,268
Security	Number of Shares	Value ($)
Insurance 0.3%
Insurance Australia Group Ltd.	182,537	847,314
Medibank Pvt Ltd.	145,895	317,608
QBE Insurance Group Ltd.	126,847	1,218,717
Suncorp Group Ltd.	155,936	1,607,488
		3,991,127
Materials 1.4%
Amcor Ltd.	65,900	774,870
Arrium Ltd. *(d)	11,838,630	—
BHP Billiton Ltd.	477,988	8,510,066
BlueScope Steel Ltd.	64,736	565,594
Boral Ltd.	81,557	375,941
CSR Ltd.	90,122	330,468
Fortescue Metals Group Ltd.	161,033	638,279
Iluka Resources Ltd.	54,457	342,210
Incitec Pivot Ltd.	158,756	449,780
Newcrest Mining Ltd.	25,447	408,255
Orica Ltd.	59,813	828,680
Rio Tinto Ltd.	54,180	2,452,820
		15,676,963
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	17,129	1,698,513
Real Estate 0.2%
LendLease Group	48,441	581,566
Mirvac Group	195,529	332,106
Scentre Group	190,958	616,126
Stockland	170,660	619,384
Westfield Corp.	64,001	435,237
		2,584,419
Telecommunication Services 0.1%
Telstra Corp., Ltd.	463,679	1,465,026
Transportation 0.1%
Aurizon Holdings Ltd.	151,896	585,734
Transurban Group	44,412	405,743
		991,477
Utilities 0.1%
AGL Energy Ltd.	48,681	974,635
APA Group	50,360	345,373
DUET Group	147,996	334,421
		1,654,429
		72,936,792

Austria 0.4%
Banks 0.1%
Erste Group Bank AG	34,230	1,225,564
Raiffeisen Bank International AG *	25,921	590,901
		1,816,465
Energy 0.2%
OMV AG	44,859	2,066,255
Materials 0.1%
voestalpine AG	18,958	790,346
		4,673,066

16
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Belgium 0.8%
Banks 0.1%
KBC Group N.V.	14,700	1,062,323
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	6,927	664,426
Food & Staples Retailing 0.0%
Colruyt S.A.	7,260	373,063
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev S.A./N.V.	30,467	3,435,773
Insurance 0.1%
Ageas	21,703	888,647
Materials 0.1%
Solvay S.A.	6,085	773,957
Umicore S.A.	12,129	710,604
		1,484,561
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,548	354,967
Telecommunication Services 0.1%
Proximus (a)	20,293	620,640
		8,884,400

Canada 6.8%
Automobiles & Components 0.2%
Magna International, Inc.	58,927	2,461,461
Banks 1.6%
Bank of Montreal	39,261	2,780,095
Canadian Imperial Bank of Commerce	29,461	2,379,455
National Bank of Canada	20,033	778,543
Royal Bank of Canada	73,844	5,056,370
The Bank of Nova Scotia	69,015	3,836,386
The Toronto-Dominion Bank	85,752	4,034,908
		18,865,757
Capital Goods 0.1%
Bombardier, Inc., Class B *	237,653	367,348
Finning International, Inc.	21,317	405,398
SNC-Lavalin Group, Inc.	10,140	407,814
		1,180,560
Diversified Financials 0.2%
Brookfield Asset Management, Inc., Class A	43,932	1,623,976
CI Financial Corp.	19,115	373,884
IGM Financial, Inc.	9,234	277,416
Onex Corp.	6,515	470,065
		2,745,341
Energy 1.9%
ARC Resources Ltd.	24,272	318,636
Baytex Energy Corp. *(a)	90,392	273,484
Cameco Corp.	34,467	330,518
Canadian Natural Resources Ltd.	85,745	2,731,177
Cenovus Energy, Inc.	120,595	1,202,372
Crescent Point Energy Corp.	59,171	585,620
Enbridge, Inc.	67,958	2,816,793
Encana Corp.	113,597	1,215,818
Enerplus Corp.	51,147	369,069
Gibson Energy, Inc.	25,253	342,429
Husky Energy, Inc. *	72,721	839,590
Imperial Oil Ltd.	27,341	795,364
Inter Pipeline Ltd.	16,474	335,623
Keyera Corp.	7,300	202,039
Pembina Pipeline Corp.	17,078	544,224
Pengrowth Energy Corp. *(a)	204,295	196,056
Security	Number of Shares	Value ($)
Penn West Petroleum Ltd. *(a)	539,011	809,474
Suncor Energy, Inc.	179,137	5,614,066
TransCanada Corp.	42,272	1,962,712
Vermilion Energy, Inc.	7,654	269,478
		21,754,542
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	19,740	907,862
Empire Co., Ltd., Class A	42,500	654,756
George Weston Ltd.	6,811	611,670
Loblaw Cos., Ltd.	17,543	984,557
Metro, Inc.	24,694	846,259
		4,005,104
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	13,375	439,742
Insurance 0.5%
Fairfax Financial Holdings Ltd.	770	351,987
Great-West Lifeco, Inc.	18,654	501,795
Intact Financial Corp.	6,106	418,279
Manulife Financial Corp.	85,100	1,492,469
Power Corp. of Canada	42,844	992,752
Power Financial Corp.	20,214	513,698
Sun Life Financial, Inc.	30,175	1,065,702
		5,336,682
Materials 0.7%
Agnico-Eagle Mines Ltd.	5,400	258,122
Agrium, Inc.	13,753	1,290,820
Barrick Gold Corp.	62,639	1,047,157
First Quantum Minerals Ltd.	52,470	500,080
Goldcorp, Inc.	42,920	598,028
Kinross Gold Corp. *	64,592	224,763
Methanex Corp.	7,700	353,849
Potash Corp. of Saskatchewan, Inc.	112,964	1,905,008
Teck Resources Ltd., Class B	81,868	1,698,474
West Fraser Timber Co., Ltd.	7,200	323,540
Yamana Gold, Inc.	97,478	262,074
		8,461,915
Media 0.1%
Quebecor, Inc., Class B	7,925	241,921
Shaw Communications, Inc., Class B	34,655	734,710
		976,631
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	23,909	221,566
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	6,176	753,761
Dollarama, Inc.	3,100	271,382
		1,025,143
Software & Services 0.0%
CGI Group, Inc., Class A *	8,592	414,667
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	79,488	742,443
Celestica, Inc. *	25,766	367,129
		1,109,572
Telecommunication Services 0.3%
BCE, Inc.	32,912	1,498,466
Rogers Communications, Inc., Class B	23,841	1,093,152
TELUS Corp.	27,571	917,384
		3,509,002

17
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transportation 0.3%
Canadian National Railway Co.	33,717	2,437,168
Canadian Pacific Railway Ltd.	5,650	865,722
		3,302,890
Utilities 0.2%
Atco Ltd., Class I	9,589	348,914
Canadian Utilities Ltd., Class A	13,593	391,843
Emera, Inc.	8,598	297,612
Fortis, Inc.	20,427	664,714
TransAlta Corp.	81,521	417,444
		2,120,527
		77,931,102

Denmark 0.8%
Banks 0.1%
Danske Bank A/S	25,748	936,159
Capital Goods 0.0%
Vestas Wind Systems A/S	5,918	509,223
Commercial & Professional Services 0.0%
ISS A/S	11,336	470,220
Consumer Durables & Apparel 0.0%
Pandora A/S	2,697	291,357
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	7,966	794,867
Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	3,619	309,880
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	53,021	2,064,471
Telecommunication Services 0.1%
TDC A/S	140,978	756,272
Transportation 0.3%
AP Moeller - Maersk A/S, Series A	897	1,488,117
AP Moeller - Maersk A/S, Series B	898	1,549,081
DSV A/S	7,476	416,304
		3,453,502
		9,585,951

Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	8,100	348,144
Capital Goods 0.1%
Kone Oyj, Class B	13,982	639,989
Metso Oyj	12,105	433,528
Wartsila Oyj Abp	9,385	570,744
		1,644,261
Energy 0.1%
Neste Oyj (a)	13,942	568,125
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	15,499	725,892
Insurance 0.1%
Sampo Oyj, A Shares (a)	21,827	1,044,588
Materials 0.2%
Stora Enso Oyj, R Shares (a)	74,447	883,529
UPM-Kymmene Oyj	59,092	1,556,877
		2,440,406
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	6,296	360,821
Technology Hardware & Equipment 0.2%
Nokia Oyj	397,145	2,270,416
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Elisa Oyj	8,874	301,778
Utilities 0.1%
Fortum Oyj	65,551	953,128
		10,657,559

France 10.2%
Automobiles & Components 0.4%
Faurecia	9,143	446,847
Peugeot S.A. *	46,121	966,955
Renault S.A.	20,992	1,957,528
Valeo S.A.	14,385	1,035,145
		4,406,475
Banks 1.2%
BNP Paribas S.A.	85,558	6,038,443
Credit Agricole S.A.	99,578	1,481,106
Natixis S.A.	72,610	505,307
Societe Generale S.A.	106,716	5,851,522
		13,876,378
Capital Goods 1.7%
Airbus SE	24,661	1,994,892
Alstom S.A. *	17,768	563,963
Bouygues S.A. (a)	38,277	1,608,930
Compagnie de Saint-Gobain	67,405	3,636,960
Eiffage S.A.	6,386	540,925
Legrand S.A.	12,596	815,351
Rexel S.A.	60,135	1,073,911
Safran S.A.	12,411	1,027,567
Schneider Electric SE	45,586	3,610,671
Thales S.A.	4,156	436,822
Vinci S.A.	41,242	3,515,406
Zodiac Aerospace	12,612	306,163
		19,131,561
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	13,717	317,828
Teleperformance	2,887	363,037
		680,865
Consumer Durables & Apparel 0.5%
Christian Dior SE	3,755	1,029,863
Kering	4,246	1,316,082
LVMH Moet Hennessy Louis Vuitton SE	11,615	2,867,380
		5,213,325
Consumer Services 0.1%
Accor S.A.	14,952	681,799
Sodexo S.A.	5,634	716,034
		1,397,833
Diversified Financials 0.1%
Eurazeo S.A.	5,317	360,390
Wendel S.A.	2,357	330,406
		690,796
Energy 1.9%
CGG S.A. *(a)	29,762	212,957
TechnipFMC plc *	39,283	1,180,970
TOTAL S.A.	384,129	19,718,569
Vallourec S.A. *(a)	107,763	689,299
		21,801,795
Food & Staples Retailing 0.3%
Carrefour S.A.	99,191	2,336,070
Casino Guichard Perrachon S.A.	18,447	1,110,962
Rallye S.A.	27,177	593,854
		4,040,886

18
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
Danone S.A. (a)	35,008	2,450,067
Pernod-Ricard S.A.	9,801	1,226,611
		3,676,678
Health Care Equipment & Services 0.1%
Essilor International S.A.	5,704	739,198
Household & Personal Products 0.2%
L'Oreal S.A.	9,769	1,945,492
Insurance 0.4%
AXA S.A.	147,441	3,933,744
CNP Assurances	16,345	341,427
SCOR SE	13,579	537,144
		4,812,315
Materials 0.3%
Air Liquide S.A.	23,073	2,779,978
Arkema S.A.	7,301	773,051
		3,553,029
Media 0.4%
Eutelsat Communications S.A.	13,950	330,050
Publicis Groupe S.A.	10,197	736,183
Vivendi S.A.	168,481	3,341,855
		4,408,088
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	90,184	8,521,827
Real Estate 0.1%
Klepierre	5,638	221,291
Unibail-Rodamco SE	3,638	893,280
		1,114,571
Software & Services 0.1%
Atos SE	4,917	644,054
Capgemini S.A.	9,455	946,653
		1,590,707
Telecommunication Services 0.4%
Orange S.A.	334,175	5,172,139
Transportation 0.1%
Air France-KLM *	73,651	618,751
Bollore S.A.	73,322	298,342
		917,093
Utilities 0.8%
Electricite de France S.A.	107,849	900,297
Engie S.A.	442,350	6,237,153
Suez	47,316	777,249
Veolia Environnement S.A. (a)	81,302	1,547,207
		9,461,906
		117,152,957

Germany 9.0%
Automobiles & Components 1.4%
Bayerische Motoren Werke AG	47,068	4,496,960
Continental AG	7,914	1,772,714
Daimler AG	114,905	8,562,064
Leoni AG	7,460	405,275
Volkswagen AG	5,893	950,217
		16,187,230
Banks 0.1%
Commerzbank AG *	171,545	1,681,748
Capital Goods 1.0%
Brenntag AG	13,151	779,614
GEA Group AG	9,490	403,442
HOCHTIEF AG	1,979	356,404
Kloeckner & Co. SE *	19,748	218,162
Security	Number of Shares	Value ($)
MAN SE	2,950	309,945
MTU Aero Engines AG	2,572	368,912
OSRAM Licht AG	7,281	487,750
Rheinmetall AG	4,114	377,623
Siemens AG	58,285	8,360,568
		11,662,420
Commercial & Professional Services 0.0%
Bilfinger SE *(a)	10,012	434,661
Consumer Durables & Apparel 0.2%
adidas AG	8,897	1,783,746
Hugo Boss AG	6,854	521,201
		2,304,947
Diversified Financials 0.4%
Deutsche Bank AG *	225,720	4,058,628
Deutsche Boerse AG	7,831	766,493
		4,825,121
Food & Staples Retailing 0.1%
METRO AG	44,127	1,452,190
Food, Beverage & Tobacco 0.0%
Suedzucker AG	14,930	319,521
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	10,078	894,616
Fresenius SE & Co. KGaA	16,243	1,317,799
		2,212,415
Household & Personal Products 0.1%
Beiersdorf AG	4,194	417,099
Henkel AG & Co. KGaA	4,759	555,141
		972,240
Insurance 0.9%
Allianz SE	35,904	6,835,318
Hannover Rueck SE	3,733	447,826
Muenchener Rueckversicherungs-Gesellschaft AG	13,732	2,632,688
		9,915,832
Materials 1.5%
Aurubis AG	11,348	793,060
BASF SE	102,077	9,944,232
Evonik Industries AG	15,138	505,458
Fuchs Petrolub AG	1,213	54,775
HeidelbergCement AG	12,122	1,122,224
K&S AG (a)	30,396	725,197
LANXESS AG	10,327	745,676
Linde AG	13,705	2,462,630
Salzgitter AG	11,119	380,598
ThyssenKrupp AG	31,016	739,128
		17,472,978
Media 0.1%
ProSiebenSat.1 Media SE	15,267	648,078
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG	49,819	6,164,257
Merck KGaA	4,273	501,956
		6,666,213
Real Estate 0.0%
Vonovia SE	9,759	353,317
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	42,624	881,018
Software & Services 0.3%
SAP SE	30,243	3,029,319

19
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.6%
Deutsche Telekom AG	372,406	6,532,297
Freenet AG	13,925	437,012
		6,969,309
Transportation 0.4%
Deutsche Lufthansa AG	58,454	1,008,462
Deutsche Post AG	92,913	3,339,646
		4,348,108
Utilities 1.0%
E.ON SE	887,830	6,920,976
RWE AG *	229,276	3,797,552
Uniper SE *	62,040	1,018,208
		11,736,736
		104,073,401

Hong Kong 1.4%
Banks 0.1%
BOC Hong Kong (Holdings) Ltd.	158,500	651,361
Hang Seng Bank Ltd.	30,300	613,754
		1,265,115
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	38,000	474,517
Jardine Matheson Holdings Ltd.	15,900	1,023,210
Jardine Strategic Holdings Ltd.	15,200	642,289
Noble Group Ltd. *	12,025,931	1,229,199
		3,369,215
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,224,000	512,534
Yue Yuen Industrial Holdings Ltd.	70,500	278,706
		791,240
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	89,000	494,435
Sands China Ltd.	121,200	548,932
SJM Holdings Ltd.	432,000	418,799
		1,462,166
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	10,300	253,319
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	134,000	258,881
Want Want China Holdings Ltd.	415,000	298,442
		557,323
Insurance 0.2%
AIA Group Ltd.	242,000	1,674,987
Real Estate 0.4%
Cheung Kong Property Holdings Ltd.	40,000	286,368
Hongkong Land Holdings Ltd.	42,900	330,630
Link REIT	41,500	298,301
New World Development Co., Ltd.	381,000	473,776
Sun Hung Kai Properties Ltd.	78,000	1,168,830
Swire Pacific Ltd., Class A	58,500	564,106
Swire Pacific Ltd., Class B	126,051	213,829
The Wharf Holdings Ltd.	62,000	528,614
Wheelock & Co., Ltd.	51,000	397,260
		4,261,714
Retailing 0.0%
Esprit Holdings Ltd. *	422,084	327,474
Transportation 0.0%
MTR Corp., Ltd.	53,000	304,918
Security	Number of Shares	Value ($)
Utilities 0.1%
CLP Holdings Ltd.	95,000	1,001,890
Hong Kong & China Gas Co., Ltd.	203,238	406,045
Power Assets Holdings Ltd.	28,000	251,835
		1,659,770
		15,927,241

Ireland 0.7%
Banks 0.0%
Bank of Ireland *	1,304,324	328,347
Commercial & Professional Services 0.1%
Experian plc	40,917	880,237
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	4,617	377,298
Materials 0.2%
CRH plc	55,071	2,005,911
Smurfit Kappa Group plc	22,061	590,923
		2,596,834
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	17,308	1,020,457
Technology Hardware & Equipment 0.2%
Seagate Technology plc	59,304	2,498,478
		7,701,651

Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	50,145	312,720
Bank Leumi Le-Israel B.M. *	119,076	556,878
		869,598
Materials 0.1%
Israel Chemicals Ltd.	116,497	502,025
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	75,149	2,383,279
Software & Services 0.0%
Check Point Software Technologies Ltd. *	3,894	405,015
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	263,736	443,110
		4,603,027

Italy 3.4%
Banks 1.0%
Banca Monte dei Paschi di Siena S.p.A. *(d)	22,446	188,043
Banco BPM S.p.A.	219,842	642,049
BPER Banca	73,679	403,073
Intesa Sanpaolo S.p.A.	1,242,598	3,627,267
UniCredit S.p.A. *	312,499	5,088,261
Unione di Banche Italiane S.p.A.	231,518	975,510
		10,924,203
Capital Goods 0.1%
Leonardo S.p.A. *	19,063	299,568
Prysmian S.p.A.	13,306	383,994
		683,562
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	8,009	463,006
Diversified Financials 0.2%
EXOR N.V.	35,472	1,991,087

20
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Energy 1.0%
Eni S.p.A.	681,826	10,575,810
Saipem S.p.A. *	1,543,677	664,459
Snam S.p.A.	185,984	821,689
		12,061,958
Insurance 0.2%
Assicurazioni Generali S.p.A.	117,706	1,864,464
Poste Italiane S.p.A	49,893	341,660
		2,206,124
Media 0.0%
Mediaset S.p.A.	124,026	506,857
Telecommunication Services 0.2%
Telecom Italia S.p.A. *	2,775,188	2,463,234
Transportation 0.1%
Atlantia S.p.A.	28,228	715,838
Utilities 0.6%
Enel S.p.A.	1,422,363	6,762,174
Italgas S.p.A. *	20,641	93,310
Terna - Rete Elettrica Nationale S.p.A.	90,422	455,892
		7,311,376
		39,327,245

Japan 21.3%
Automobiles & Components 3.3%
Aisin Seiki Co., Ltd.	23,800	1,165,656
Bridgestone Corp.	72,700	3,032,408
Calsonic Kansei Corp.	24,000	277,625
Denso Corp.	45,000	1,942,094
Honda Motor Co., Ltd.	214,500	6,243,163
Isuzu Motors Ltd.	62,700	852,223
Koito Manufacturing Co., Ltd.	4,500	232,529
Mazda Motor Corp.	62,900	929,176
Mitsubishi Motors Corp.	157,400	1,008,075
NGK Spark Plug Co., Ltd.	13,200	286,273
NHK Spring Co., Ltd.	35,700	398,801
Nissan Motor Co., Ltd.	326,800	3,112,956
Stanley Electric Co., Ltd.	10,000	292,821
Subaru Corp.	29,300	1,110,824
Sumitomo Electric Industries Ltd.	102,600	1,675,657
Sumitomo Rubber Industries Ltd.	23,300	419,369
Suzuki Motor Corp.	38,100	1,592,692
The Yokohama Rubber Co., Ltd.	15,800	310,241
Toyota Industries Corp.	15,400	767,141
Toyota Motor Corp.	210,018	11,366,333
Yamaha Motor Co., Ltd.	26,900	638,835
		37,654,892
Banks 1.3%
Aozora Bank Ltd.	70,000	255,060
Japan Post Bank Co., Ltd.	35,100	437,175
Mitsubishi UFJ Financial Group, Inc.	896,634	5,681,605
Mizuho Financial Group, Inc.	1,850,616	3,382,795
Resona Holdings, Inc.	173,258	963,174
Sumitomo Mitsui Financial Group, Inc.	112,710	4,184,991
Sumitomo Mitsui Trust Holdings, Inc.	22,300	763,903
		15,668,703
Capital Goods 3.3%
Asahi Glass Co., Ltd.	179,000	1,550,955
Daikin Industries Ltd.	10,200	991,680
Ebara Corp.	10,400	316,824
FANUC Corp.	7,400	1,506,611
Fuji Electric Co., Ltd.	57,000	312,433
Security	Number of Shares	Value ($)
Furukawa Electric Co., Ltd.	11,700	473,636
Hanwa Co., Ltd.	50,000	354,520
Hino Motors Ltd.	34,300	430,372
Hitachi Construction Machinery Co., Ltd.	15,100	389,275
IHI Corp. *	172,000	582,459
ITOCHU Corp.	149,300	2,112,591
JGC Corp.	29,000	506,400
JTEKT Corp.	27,300	430,629
Kajima Corp.	51,000	346,301
Kawasaki Heavy Industries Ltd.	168,000	508,638
Komatsu Ltd.	85,400	2,282,018
Kubota Corp.	58,700	924,689
LIXIL Group Corp.	28,900	722,292
Makita Corp.	10,800	385,341
Marubeni Corp.	289,900	1,786,866
Mitsubishi Corp.	156,700	3,381,598
Mitsubishi Electric Corp.	177,800	2,481,451
Mitsubishi Heavy Industries Ltd.	392,000	1,570,692
Mitsui & Co., Ltd.	237,300	3,350,817
Nagase & Co., Ltd.	23,300	337,870
NGK Insulators Ltd.	12,700	271,732
Nidec Corp.	5,500	504,646
NSK Ltd.	38,000	519,652
Obayashi Corp.	40,300	391,268
Shimizu Corp.	43,000	412,367
SMC Corp.	2,000	563,727
Sojitz Corp.	287,800	731,669
Sumitomo Corp.	140,800	1,881,557
Sumitomo Heavy Industries Ltd.	65,000	453,445
Taisei Corp.	68,000	518,527
Toshiba Corp. *	732,000	1,476,568
TOTO Ltd.	7,600	289,957
Toyota Tsusho Corp.	49,900	1,575,492
		37,627,565
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	98,000	1,090,999
Recruit Holdings Co., Ltd.	18,300	924,925
Secom Co., Ltd.	11,300	820,640
Toppan Printing Co., Ltd.	73,000	734,876
		3,571,440
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	17,200	539,849
Iida Group Holdings Co., Ltd.	19,500	310,552
Nikon Corp.	44,700	638,111
Panasonic Corp.	319,250	3,817,669
Sega Sammy Holdings, Inc.	20,800	279,271
Sekisui Chemical Co., Ltd.	41,000	688,129
Sekisui House Ltd.	63,100	1,048,205
Sharp Corp. *(a)	293,000	1,062,576
Shimano, Inc.	2,100	321,392
Sony Corp.	77,000	2,642,203
Sumitomo Forestry Co., Ltd.	18,600	284,788
		11,632,745
Consumer Services 0.1%
Benesse Holdings, Inc.	10,700	322,897
Oriental Land Co., Ltd.	5,500	315,888
		638,785
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	76,000	462,336
Nomura Holdings, Inc.	210,600	1,265,628
ORIX Corp.	61,400	938,359
		2,666,323

21
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Energy 0.7%
Idemitsu Kosan Co., Ltd.	35,200	1,125,411
Inpex Corp.	174,700	1,674,050
JXTG Holdings, Inc.	1,014,250	4,576,328
San-Ai Oil Co., Ltd.	39,800	338,081
Showa Shell Sekiyu K.K.	42,200	407,558
		8,121,428
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	98,300	1,456,894
Lawson, Inc.	3,700	245,492
Seven & i Holdings Co., Ltd.	74,400	3,142,207
		4,844,593
Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	34,500	672,275
Asahi Group Holdings Ltd.	28,200	1,065,500
Coca-Cola Bottlers Japan, Inc.	15,300	456,206
Japan Tobacco, Inc.	54,700	1,820,183
Kewpie Corp.	9,300	236,639
Kirin Holdings Co., Ltd.	92,300	1,796,872
MEIJI Holdings Co., Ltd.	5,900	501,528
NH Foods Ltd.	23,000	655,568
Nisshin Seifun Group, Inc.	17,930	275,489
Suntory Beverage & Food Ltd.	7,400	333,402
Toyo Suisan Kaisha Ltd.	8,500	319,241
Yamazaki Baking Co., Ltd.	16,100	339,818
		8,472,721
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	30,500	550,758
Hoya Corp.	23,700	1,132,689
Medipal Holdings Corp.	35,700	591,477
Olympus Corp.	11,200	431,848
Suzuken Co., Ltd.	15,730	520,519
Terumo Corp.	9,900	361,533
		3,588,824
Household & Personal Products 0.2%
Kao Corp.	24,600	1,357,518
Shiseido Co., Ltd.	18,700	506,594
Unicharm Corp.	12,900	313,717
		2,177,829
Insurance 0.5%
Dai-ichi Life Holdings, Inc.	57,000	971,280
Japan Post Holdings Co., Ltd.	33,300	413,191
MS&AD Insurance Group Holdings, Inc.	29,490	961,494
Sompo Holdings, Inc.	23,000	869,182
T&D Holdings, Inc.	42,850	637,160
Tokio Marine Holdings, Inc.	34,900	1,471,508
		5,323,815
Materials 2.0%
Air Water, Inc.	14,000	269,653
Asahi Kasei Corp.	155,000	1,478,018
Daicel Corp.	24,300	278,955
Denka Co., Ltd.	63,000	324,596
DIC Corp.	11,500	409,362
Dowa Holdings Co., Ltd.	36,000	268,007
JFE Holdings, Inc.	111,600	1,903,516
JSR Corp.	22,700	414,856
Kaneka Corp.	37,000	291,739
Kobe Steel Ltd. *	96,100	853,757
Kuraray Co., Ltd.	34,800	561,641
Mitsubishi Chemical Holdings Corp.	218,500	1,710,240
Mitsubishi Materials Corp.	19,000	565,759
Mitsui Chemicals, Inc.	119,000	608,887
Mitsui Mining & Smelting Co., Ltd.	129,000	435,265
Security	Number of Shares	Value ($)
Nippon Paper Industries Co., Ltd.	21,400	404,587
Nippon Steel & Sumitomo Metal Corp.	115,700	2,605,624
Nitto Denko Corp.	11,500	865,958
Oji Holdings Corp.	140,000	677,600
Shin-Etsu Chemical Co., Ltd.	21,200	1,842,654
Showa Denko K.K. *	31,100	594,008
Sumitomo Chemical Co., Ltd.	200,000	1,128,700
Sumitomo Metal Mining Co., Ltd.	60,000	812,489
Taiheiyo Cement Corp.	131,000	435,336
Teijin Ltd.	22,700	439,821
Toray Industries, Inc.	119,000	1,053,196
Tosoh Corp.	54,000	507,524
Toyo Seikan Group Holdings Ltd.	26,500	444,430
Ube Industries Ltd.	189,000	439,379
		22,625,557
Media 0.1%
Dentsu, Inc.	11,901	671,777
Hakuhodo DY Holdings, Inc.	34,100	415,650
		1,087,427
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	106,900	1,409,702
Chugai Pharmaceutical Co., Ltd.	7,500	266,506
Daiichi Sankyo Co., Ltd.	42,300	940,068
Eisai Co., Ltd.	13,000	683,535
Kyowa Hakko Kirin Co., Ltd.	17,900	307,539
Mitsubishi Tanabe Pharma Corp.	13,100	266,098
Otsuka Holdings Co., Ltd.	24,700	1,137,654
Shionogi & Co., Ltd.	7,700	396,534
Takeda Pharmaceutical Co., Ltd.	53,500	2,566,587
		7,974,223
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	4,700	691,619
Daiwa House Industry Co., Ltd.	39,300	1,168,348
Mitsubishi Estate Co., Ltd.	40,800	781,230
Mitsui Fudosan Co., Ltd.	42,000	924,095
Sumitomo Realty & Development Co., Ltd.	22,500	607,850
		4,173,142
Retailing 0.4%
Don Quijote Holdings Co., Ltd.	8,000	291,471
Fast Retailing Co., Ltd.	1,900	620,574
Isetan Mitsukoshi Holdings Ltd.	54,100	591,161
J. Front Retailing Co., Ltd.	30,200	435,333
K's Holdings Corp.	16,800	323,173
Nitori Holdings Co., Ltd.	3,200	416,359
Shimamura Co., Ltd.	3,400	465,330
Takashimaya Co., Ltd.	44,000	405,152
Yamada Denki Co., Ltd.	140,600	738,375
		4,286,928
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	7,700	540,755
Tokyo Electron Ltd.	8,000	971,149
		1,511,904
Software & Services 0.3%
Fujitsu Ltd.	330,000	2,059,965
Nintendo Co., Ltd.	3,230	817,401
NTT Data Corp.	11,100	515,424
		3,392,790
Technology Hardware & Equipment 1.8%
Alps Electric Co., Ltd.	11,400	335,077
Brother Industries Ltd.	26,400	543,196
Canon, Inc.	132,200	4,387,450
FUJIFILM Holdings Corp.	43,200	1,603,352

22
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hitachi Ltd.	928,000	5,126,613
Ibiden Co., Ltd.	23,000	404,859
Japan Display, Inc. *(a)	120,900	273,299
Keyence Corp.	1,146	460,708
Konica Minolta, Inc.	67,300	595,781
Kyocera Corp.	27,000	1,529,147
Murata Manufacturing Co., Ltd.	7,000	940,279
NEC Corp.	520,000	1,292,970
Nippon Electric Glass Co., Ltd.	87,000	539,603
Omron Corp.	16,000	669,877
Ricoh Co., Ltd.	129,200	1,076,935
Seiko Epson Corp.	27,000	553,048
TDK Corp.	10,600	656,729
		20,988,923
Telecommunication Services 1.3%
KDDI Corp.	130,800	3,468,038
Nippon Telegraph & Telephone Corp.	125,508	5,378,724
NTT DOCOMO, Inc.	116,000	2,806,859
SoftBank Group Corp.	50,900	3,860,901
		15,514,522
Transportation 1.0%
ANA Holdings, Inc.	136,000	409,669
Central Japan Railway Co.	11,500	1,928,649
East Japan Railway Co.	24,818	2,227,233
Hankyu Hanshin Holdings, Inc.	17,100	564,871
Kawasaki Kisen Kaisha Ltd. *(a)	209,000	549,529
Kintetsu Group Holdings Co., Ltd.	116,000	423,607
Mitsui O.S.K. Lines Ltd.	263,000	805,203
Nagoya Railroad Co., Ltd.	69,000	316,977
Nippon Express Co., Ltd.	137,000	752,058
Nippon Yusen K.K. *	478,000	961,047
Odakyu Electric Railway Co., Ltd.	13,500	262,073
Seino Holdings Co., Ltd.	32,500	376,411
Tobu Railway Co., Ltd.	66,000	334,737
Tokyu Corp.	60,000	429,754
West Japan Railway Co.	15,763	1,053,265
Yamato Holdings Co., Ltd.	35,500	767,118
		12,162,201
Utilities 0.9%
Chubu Electric Power Co., Inc.	93,800	1,259,447
Electric Power Development Co., Ltd.	18,400	426,848
Hokuriku Electric Power Co.	30,800	284,674
Kyushu Electric Power Co., Inc.	43,000	463,834
Osaka Gas Co., Ltd.	248,000	928,320
Shikoku Electric Power Co., Inc.	27,600	331,613
The Chugoku Electric Power Co., Inc.	44,300	482,933
The Kansai Electric Power Co., Inc.	100,800	1,362,228
Toho Gas Co., Ltd.	34,000	243,030
Tohoku Electric Power Co., Inc.	62,200	829,241
Tokyo Electric Power Co. Holdings, Inc. *	497,900	1,934,112
Tokyo Gas Co., Ltd.	318,000	1,476,442
		10,022,722
		245,730,002

Luxembourg 0.5%
Energy 0.1%
Tenaris S.A.	43,822	684,583
Materials 0.3%
ArcelorMittal *	506,836	3,982,890
Media 0.1%
RTL Group S.A. *	4,047	313,662
SES S.A.	22,482	491,380
		805,042
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	9,671	529,896
		6,002,411

Netherlands 4.8%
Banks 0.3%
ING Groep N.V.	206,699	3,369,096
Capital Goods 0.3%
Boskalis Westminster N.V.	8,633	317,546
Koninklijke Philips N.V.	81,161	2,802,690
		3,120,236
Commercial & Professional Services 0.2%
Randstad Holding N.V.	13,081	779,862
RELX N.V.	28,352	547,867
Wolters Kluwer N.V.	13,561	575,450
		1,903,179
Diversified Financials 0.0%
SNS Reaal N.V. *(a)(d)	124,822	—
Energy 2.5%
Fugro N.V. CVA *	14,293	210,822
Royal Dutch Shell plc, A Shares	424,825	11,077,239
Royal Dutch Shell plc, B Shares	665,914	17,717,946
		29,006,007
Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize N.V.	221,883	4,596,361
Food, Beverage & Tobacco 0.1%
Heineken Holding N.V.	9,258	775,860
Heineken N.V.	11,229	1,001,551
		1,777,411
Household & Personal Products 0.4%
Unilever N.V. CVA	82,324	4,312,579
Insurance 0.2%
Aegon N.V.	277,247	1,415,029
NN Group N.V.	13,929	461,812
		1,876,841
Materials 0.2%
Akzo Nobel N.V.	18,046	1,578,341
Koninklijke DSM N.V.	16,700	1,195,022
		2,773,363
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	7,257	959,587
NXP Semiconductors N.V. *	3,362	355,532
		1,315,119
Software & Services 0.0%
Gemalto N.V.	4,209	235,647
Telecommunication Services 0.1%
Koninklijke KPN N.V.	444,957	1,286,378
VEON Ltd. ADR	74,346	307,049
		1,593,427
		55,879,266

New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	75,382	442,369
Telecommunication Services 0.1%
Spark New Zealand Ltd.	201,932	511,743
		954,112

23
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Norway 0.8%
Banks 0.1%
DNB A.S.A.	70,217	1,095,828
Energy 0.4%
Statoil A.S.A.	265,398	4,370,810
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	29,324	487,896
Orkla A.S.A.	59,669	541,370
		1,029,266
Materials 0.1%
Norsk Hydro A.S.A.	160,062	912,137
Yara International A.S.A.	27,161	1,009,981
		1,922,118
Telecommunication Services 0.1%
Telenor A.S.A.	80,165	1,294,954
		9,712,976

Portugal 0.2%
Energy 0.1%
Galp Energia, SGPS, S.A.	56,355	875,812
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	16,366	300,332
Utilities 0.1%
EDP - Energias de Portugal S.A.	401,351	1,324,547
		2,500,691

Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	92,056	1,271,330
Oversea-Chinese Banking Corp., Ltd.	164,997	1,155,588
United Overseas Bank Ltd. (a)	65,052	1,012,841
		3,439,759
Capital Goods 0.1%
Keppel Corp., Ltd.	212,000	985,698
Sembcorp Industries Ltd.	146,100	316,556
		1,302,254
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	211,966	538,409
Media 0.0%
Singapore Press Holdings Ltd.	111,600	276,954
Real Estate 0.0%
CapitaLand Ltd.	134,100	360,319
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	11,600	392,551
Technology Hardware & Equipment 0.1%
Flex Ltd. *	49,067	758,576
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	541,186	1,448,906
Transportation 0.1%
ComfortDelGro Corp., Ltd.	163,100	319,580
Singapore Airlines Ltd.	70,970	519,909
		839,489
		9,357,217

Spain 4.5%
Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	498,911	3,997,085
Banco De Sabadell S.A.	323,891	622,973
Banco Popular Espanol S.A. *(a)	632,106	442,303
Security	Number of Shares	Value ($)
Banco Santander S.A.	2,663,176	17,355,709
CaixaBank S.A.	217,280	986,547
		23,404,617
Capital Goods 0.2%
ACS Actividades de Construccion y Servicios S.A.	24,508	908,035
Ferrovial S.A.	38,315	815,059
		1,723,094
Energy 0.5%
Enagas S.A.	14,228	373,876
Repsol S.A.	321,358	5,072,101
		5,445,977
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	75,963	451,661
Insurance 0.0%
Mapfre S.A.	132,038	460,557
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	7,812	209,680
Retailing 0.1%
Industria de Diseno Textil S.A.	33,827	1,296,291
Software & Services 0.1%
Amadeus IT Group S.A.	8,540	460,897
Telecommunication Services 0.9%
Telefonica S.A.	942,329	10,422,108
Transportation 0.1%
Abertis Infraestructuras S.A.	40,584	713,451
Utilities 0.6%
Acciona S.A.	3,976	328,022
Endesa S.A.	78,118	1,839,924
Gas Natural SDG S.A.	43,826	990,359
Iberdrola S.A.	501,452	3,604,821
Red Electrica Corp. S.A.	21,946	427,708
		7,190,834
		51,779,167

Sweden 2.5%
Automobiles & Components 0.1%
Autoliv, Inc.	7,058	707,141
Banks 0.5%
Nordea Bank AB	211,298	2,598,715
Skandinaviska Enskilda Banken AB, A Shares	80,503	927,019
Svenska Handelsbanken AB, A Shares	79,528	1,128,338
Swedbank AB, A Shares	59,841	1,418,233
		6,072,305
Capital Goods 0.9%
Alfa Laval AB (a)	21,416	438,850
Assa Abloy AB, Class B	29,978	648,870
Atlas Copco AB, A Shares	43,192	1,613,439
Atlas Copco AB, B Shares	20,332	675,634
NCC AB, B Shares	7,976	211,900
Sandvik AB	99,204	1,590,446
Skanska AB, B Shares	33,504	800,801
SKF AB, B Shares	38,577	846,578
Trelleborg AB, B Shares (a)	14,097	331,041
Volvo AB, A Shares	19,822	323,659
Volvo AB, B Shares	147,755	2,412,966
		9,894,184
Commercial & Professional Services 0.0%
Securitas AB, B Shares	29,628	489,704

24
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.1%
Bonava AB	9,717	157,110
Electrolux AB, B Shares	20,883	619,746
		776,856
Food, Beverage & Tobacco 0.0%
Swedish Match AB	12,045	397,202
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	15,271	298,289
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	34,350	1,137,236
Materials 0.1%
Boliden AB	24,184	690,895
SSAB AB, A Shares *	31,800	138,345
SSAB AB, B Shares *	55,680	197,545
		1,026,785
Retailing 0.2%
Hennes & Mauritz AB, B Shares	68,034	1,684,556
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	7,496	326,232
Telefonaktiebolaget LM Ericsson, B Shares	473,207	3,074,345
		3,400,577
Telecommunication Services 0.2%
Tele2 AB, B Shares	94,116	947,153
Telia Co. AB	435,054	1,771,253
		2,718,406
		28,603,241

Switzerland 6.3%
Capital Goods 0.5%
ABB Ltd.	143,995	3,528,490
Geberit AG	1,017	463,251
Schindler Holding AG	1,974	402,514
Wolseley plc	23,198	1,474,397
		5,868,652
Commercial & Professional Services 0.2%
Adecco Group AG	21,888	1,626,318
SGS S.A.	229	515,664
		2,141,982
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A.	28,668	2,395,455
The Swatch Group AG	3,510	272,302
The Swatch Group AG - Bearer Shares	2,399	959,764
		3,627,521
Diversified Financials 0.4%
Credit Suisse Group AG *	148,056	2,257,997
Julius Baer Group Ltd. *	5,901	307,717
UBS Group AG	92,900	1,585,881
		4,151,595
Food, Beverage & Tobacco 1.1%
Aryzta AG *	9,385	304,692
Chocoladefabriken Lindt & Spruengli AG	22	245,425
Coca-Cola HBC AG CDI *	15,986	443,501
Nestle S.A.	160,326	12,348,382
		13,342,000
Insurance 0.7%
Baloise Holding AG	2,931	429,789
Swiss Life Holding AG *	1,568	510,287
Security	Number of Shares	Value ($)
Swiss Re AG	33,522	2,915,720
Zurich Insurance Group AG	14,046	3,887,065
		7,742,861
Materials 1.2%
Clariant AG *	18,524	375,143
Givaudan S.A.	325	626,181
Glencore plc *	2,312,063	9,086,727
LafargeHolcim Ltd. *	31,378	1,779,397
Sika AG	77	491,442
Syngenta AG *	4,094	1,902,618
		14,261,508
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actelion Ltd. *	1,447	389,710
Lonza Group AG *	1,774	362,978
Novartis AG	119,119	9,170,384
Roche Holding AG	30,255	7,916,653
Roche Holding AG - Bearer Shares	1,369	358,648
		18,198,373
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	62,839	1,009,128
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	18,950	1,466,161
Telecommunication Services 0.1%
Swisscom AG	1,950	850,361
Transportation 0.0%
Kuehne & Nagel International AG	3,414	516,317
		73,176,459

United Kingdom 15.4%
Automobiles & Components 0.3%
Fiat Chrysler Automobiles N.V. *	224,271	2,547,382
GKN plc	148,672	690,917
		3,238,299
Banks 2.3%
Barclays plc	1,820,187	4,984,409
HSBC Holdings plc	1,661,369	13,700,175
Lloyds Banking Group plc	4,638,400	4,167,718
Royal Bank of Scotland Group plc *	328,944	1,129,325
Standard Chartered plc *	317,824	2,970,191
		26,951,818
Capital Goods 0.8%
Ashtead Group plc	18,092	381,668
BAE Systems plc	239,418	1,944,546
Balfour Beatty plc	102,203	386,099
Bunzl plc	16,866	525,782
Carillion plc	76,563	220,531
CNH Industrial N.V.	81,940	903,598
Cobham plc	169,071	290,149
DCC plc	5,808	536,287
IMI plc	24,114	399,370
Meggitt plc	58,325	349,283
Rolls-Royce Holdings plc *	182,825	1,921,766
Smiths Group plc	28,407	603,889
The Weir Group plc	18,834	485,263
Travis Perkins plc	28,019	584,362
		9,532,593
Commercial & Professional Services 0.2%
Aggreko plc	31,533	362,455
Babcock International Group plc	30,951	360,549
Capita plc	49,046	353,510
G4S plc	146,460	578,301

25
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Intertek Group plc	6,805	358,155
RELX plc	31,701	642,728
		2,655,698
Consumer Durables & Apparel 0.2%
Barratt Developments plc	48,531	364,157
Burberry Group plc	28,152	588,328
Persimmon plc	13,094	395,087
Taylor Wimpey plc	131,994	341,902
The Berkeley Group Holdings plc	7,437	313,674
		2,003,148
Consumer Services 0.3%
Carnival plc	8,951	551,672
Compass Group plc	78,469	1,584,351
InterContinental Hotels Group plc	11,520	610,584
Whitbread plc	9,096	475,239
William Hill plc	78,254	297,321
		3,519,167
Diversified Financials 0.1%
3i Group plc	36,892	379,140
Investec plc	36,271	268,713
Man Group plc	241,435	480,484
		1,128,337
Energy 2.3%
Amec Foster Wheeler plc	62,761	440,627
BP plc	4,280,275	24,502,898
John Wood Group plc	42,033	413,187
Petrofac Ltd.	26,392	278,146
Subsea 7 S.A.	38,902	641,091
Tullow Oil plc *(a)	126,008	341,861
		26,617,810
Food & Staples Retailing 0.7%
Booker Group plc	142,633	358,392
J. Sainsbury plc	611,867	2,181,584
Tesco plc *	1,673,487	3,971,539
WM Morrison Supermarkets plc	577,842	1,795,008
		8,306,523
Food, Beverage & Tobacco 1.3%
Associated British Foods plc	21,846	795,391
British American Tobacco plc	94,156	6,361,488
Coca-Cola European Partners plc	26,737	1,032,583
Diageo plc	99,379	2,892,640
Imperial Brands plc	58,243	2,852,353
Tate & Lyle plc	44,418	435,595
		14,370,050
Health Care Equipment & Services 0.1%
Smith & Nephew plc	41,230	677,375
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	22,887	2,108,749
Unilever plc	56,991	2,932,090
		5,040,839
Insurance 0.7%
Admiral Group plc	10,625	276,682
Aviva plc	232,723	1,582,611
Direct Line Insurance Group plc	134,002	605,540
Legal & General Group plc	314,265	1,001,586
Old Mutual plc	373,925	939,145
Phoenix Group Holdings	32,129	307,278
Prudential plc	89,150	1,978,580
RSA Insurance Group plc	74,554	575,178
Standard Life plc	165,234	777,702
Willis Towers Watson plc	2,558	339,242
		8,383,544
Security	Number of Shares	Value ($)
Materials 1.5%
Anglo American plc *	246,591	3,530,554
Antofagasta plc	64,010	694,492
BHP Billiton plc	316,317	4,822,314
DS Smith plc	59,279	331,426
Johnson Matthey plc	23,839	919,551
Mondi plc	25,003	646,863
Rio Tinto plc	152,267	6,006,963
		16,952,163
Media 0.5%
Informa plc	28,092	233,576
ITV plc	205,288	558,306
Liberty Global plc, Class A *	14,594	516,919
Liberty Global plc, Series C *	32,974	1,141,230
Pearson plc	105,293	868,528
Sky plc	77,584	996,667
WPP plc	63,618	1,362,284
		5,677,510
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	113,873	6,819,780
GlaxoSmithKline plc	326,967	6,581,141
		13,400,921
Real Estate 0.0%
Land Securities Group plc	26,896	385,196
Retailing 0.4%
Debenhams plc	345,482	229,104
Inchcape plc	58,409	646,149
Kingfisher plc	323,817	1,432,547
Marks & Spencer Group plc	276,049	1,310,168
Next plc	13,157	733,419
		4,351,387
Software & Services 0.0%
The Sage Group plc	56,953	494,358
Telecommunication Services 1.0%
BT Group plc	482,451	1,903,242
Inmarsat plc	33,916	358,692
Vodafone Group plc	3,604,356	9,283,522
		11,545,456
Transportation 0.2%
easyJet plc	26,125	395,175
FirstGroup plc *	369,423	653,505
International Consolidated Airlines Group S.A.	53,174	385,520
Royal Mail plc	139,298	726,383
		2,160,583
Utilities 0.9%
Centrica plc	937,290	2,401,757
Drax Group plc	79,113	330,953
National Grid plc	286,358	3,707,835
Pennon Group plc	23,128	256,585
Severn Trent plc	15,720	473,218
SSE plc	119,617	2,154,822
United Utilities Group plc	44,800	564,579
		9,889,749
		177,282,524
Total Common Stock
(Cost $1,131,136,761)		1,134,432,458

26
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Preferred Stock 0.8% of net assets

Germany 0.7%
Automobiles & Components 0.6%
Bayerische Motoren Werke AG	8,187	673,277
Volkswagen AG	36,225	5,750,599
		6,423,876
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,553	1,027,689
Materials 0.0%
Fuchs Petrolub SE	4,564	235,408
Utilities 0.0%
RWE AG, Non Voting Shares	18,565	225,641
		7,912,614

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	69,978	191,606
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,625,269	1,159,886
		1,351,492

Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	6,295	134,519

United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc (d)	12,980,575	16,812
Total Preferred Stock
(Cost $9,790,008)		9,415,437

Other Investment Company 1.3% of net assets

United States 1.3%
Securities Lending Collateral 1.3%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	15,185,130	15,185,130
Total Other Investment Company
(Cost $15,185,130)		15,185,130
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Brown Brothers Harriman
Australian Dollar
0.50%, 05/01/17 (c)	7,583	5,678
Danish Krona
(0.60%), 05/01/17 (c)	8,641	1,266
New Zealand Dollar
0.65%, 05/01/17 (c)	1,203	826
Norwegian Krone
0.05%, 05/02/17 (c)	202,348	23,567
Singapore Dollar
0.01%, 05/02/17 (c)	3,447	2,467
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Swedish Krone
(0.95%), 05/02/17 (c)	10,330	1,166
Swiss Franc
(1.45%), 05/02/17 (c)	121,738	122,350
DNB
Euro
(0.58%), 05/02/17 (c)	447,433	487,389
ING Bank
Hong Kong Dollar
0.01%, 05/02/17 (c)	192,530	24,752
Royal Bank of Canada
Canadian Dollar
0.05%, 05/01/17 (c)	64,511	47,259
Skandinaviska Enskilda Banken
Japanese Yen
(0.22%), 05/01/17 (c)	5,998,535	53,811
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 05/02/17 (c)	26,793	34,702
U.S. Dollar
0.42%, 05/01/17 (c)	3,197,460	3,197,460
Total Short-Term Investments
(Cost $4,002,693)		4,002,693

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,175,863,768 unrealized appreciation and depreciation were $99,171,964 and ($112,000,014), respectively, with a net unrealized depreciation of ($12,828,050).
At 04/30/17, the values of certain foreign securities held by the fund aggregating $1,053,141,196 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,326,945.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	104	9,483,760	198,519

27
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.8%	Common Stock	481,151,760	580,337,835
0.4%	Preferred Stock	1,593,130	2,033,000
0.0%	Rights	—	1,085
2.0%	Other Investment Company	11,988,020	11,988,020
1.1%	Short-Term Investments	6,324,986	6,324,986
101.3%	Total Investments	501,057,896	600,684,926
(1.3%)	Other Assets and Liabilities, Net		(7,466,531)
100.0%	Net Assets		593,218,395

Security	Number of Shares	Value ($)
Common Stock 97.8% of net assets

Australia 5.5%
Banks 0.2%
Bank of Queensland Ltd.	76,010	680,071
Genworth Mortgage Insurance Australia Ltd.	123,452	303,592
		983,663
Capital Goods 0.2%
GWA Group Ltd.	109,046	254,665
Monadelphous Group Ltd.	81,572	762,662
Seven Group Holdings Ltd.	41,062	340,634
		1,357,961
Commercial & Professional Services 0.4%
ALS Ltd.	168,070	786,137
Cleanaway Waste Management Ltd.	628,001	596,343
McMillan Shakespeare Ltd.	17,949	181,559
Programmed Maintenance Services Ltd.	215,303	277,119
SEEK Ltd.	28,245	359,789
Spotless Group Holdings Ltd.	546,447	441,500
		2,642,447
Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	29,608	275,601
Consumer Services 0.5%
Ardent Leisure Group	136,289	206,936
Aristocrat Leisure Ltd.	32,029	470,688
Crown Resorts Ltd.	87,366	816,901
Flight Centre Travel Group Ltd.	15,754	370,560
InvoCare Ltd.	18,989	207,180
Navitas Ltd.	70,288	241,367
The Star Entertainment Grp Ltd.	161,469	672,556
		2,986,188
Diversified Financials 0.4%
ASX Ltd.	18,988	719,829
Challenger Ltd.	63,950	631,627
IOOF Holdings Ltd.	59,529	392,399
IRESS Ltd.	17,270	160,814
Perpetual Ltd.	6,810	268,944
		2,173,613
Security	Number of Shares	Value ($)
Energy 0.2%
AWE Ltd. *	352,062	119,684
Beach Energy Ltd.	552,843	303,545
Washington H Soul Pattinson & Co., Ltd.	19,609	276,387
Whitehaven Coal Ltd. *	253,366	518,268
		1,217,884
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	41,327	185,387
GrainCorp Ltd., Class A	115,031	767,154
Treasury Wine Estates Ltd.	72,593	651,766
		1,604,307
Health Care Equipment & Services 0.5%
Ansell Ltd.	25,146	447,623
Australian Pharmaceutical Industries Ltd.	224,600	374,477
Cochlear Ltd.	5,255	550,095
Healthscope Ltd.	84,327	139,269
Primary Health Care Ltd.	216,439	548,803
Ramsay Health Care Ltd.	12,532	671,992
Sigma Pharmaceuticals Ltd.	610,719	571,768
		3,304,027
Insurance 0.1%
nib Holdings Ltd.	107,434	482,679
Materials 0.6%
Adelaide Brighton Ltd.	101,944	451,966
DuluxGroup Ltd.	63,551	321,778
Mineral Resources Ltd.	48,630	388,929
Nufarm Ltd.	51,233	389,384
OceanaGold Corp.	77,672	253,207
Orora Ltd.	237,145	534,693
OZ Minerals Ltd.	148,604	789,062
Resolute Mining Ltd.	154,436	143,392
Western Areas Ltd. *	82,204	136,430
		3,408,841
Media 0.4%
APN News & Media Ltd.	53,933	100,515
Event Hospitality & Entertainment Ltd.	21,761	211,725
Fairfax Media Ltd.	1,141,223	904,727
Nine Entertainment Co. Holdings Ltd.	296,986	273,464
NZME Ltd.	54,123	33,435
Seven West Media Ltd.	807,408	446,783
Southern Cross Media Group Ltd.	257,510	248,887
Village Roadshow Ltd.	55,828	151,643
		2,371,179
Real Estate 0.6%
Charter Hall Retail REIT	44,770	149,858
Cromwell Property Group	215,784	156,689
Dexus Property Group	112,514	859,150
Goodman Group	158,557	962,710
Investa Office Fund	67,331	239,377
The GPT Group	193,842	761,427
Vicinity Centres	145,082	312,712
		3,441,923

28
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Retailing 0.5%
AP Eagers Ltd.	31,349	188,497
Automotive Holdings Group Ltd.	135,677	378,606
Harvey Norman Holdings Ltd.	107,670	337,722
JB Hi-Fi Ltd.	34,640	640,006
Myer Holdings Ltd.	936,430	778,068
Premier Investments Ltd.	22,686	222,470
Super Retail Group Ltd.	43,672	308,439
		2,853,808
Software & Services 0.2%
carsales.com Ltd.	19,598	171,886
Computershare Ltd.	89,477	986,399
		1,158,285
Telecommunication Services 0.0%
TPG Telecom Ltd.	24,815	109,487
Transportation 0.3%
Qantas Airways Ltd.	349,622	1,108,255
Qube Holdings Ltd.	122,970	241,741
Sydney Airport	112,160	579,293
Virgin Australia International Holdings *(d)	176,214	—
		1,929,289
Utilities 0.1%
AusNet Services	410,457	537,560
		32,838,742

Austria 1.0%
Capital Goods 0.2%
ANDRITZ AG	13,195	729,118
Zumtobel Group AG	10,529	219,251
		948,369
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	3,334	232,758
Insurance 0.1%
UNIQA Insurance Group AG	32,282	269,382
Vienna Insurance Group AG Wiener Versicherung Gruppe	20,412	529,499
		798,881
Materials 0.3%
Lenzing AG	1,754	327,100
RHI AG	12,748	371,170
Wienerberger AG	37,354	874,543
		1,572,813
Real Estate 0.1%
BUWOG AG *	8,790	237,363
CA Immobilien Anlagen AG *	8,325	182,313
IMMOFINANZ AG *	175,288	364,385
		784,061
Semiconductors & Semiconductor Equipment 0.1%
ams AG	6,161	396,358
Technology Hardware & Equipment 0.0%
Austria Technologie & Systemtechnik AG	13,861	149,758
Telecommunication Services 0.1%
Telekom Austria AG *	43,607	306,240
Transportation 0.1%
Oesterreichische Post AG	14,166	601,424
Security	Number of Shares	Value ($)
Utilities 0.0%
Verbund AG	14,332	237,939
		6,028,601

Belgium 1.3%
Capital Goods 0.0%
Cie d'Entreprises CFE	1,356	197,625
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	2,418	395,747
Gimv N.V.	5,608	342,205
		737,952
Energy 0.0%
Euronav N.V.	17,736	140,787
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	88,141	447,224
Household & Personal Products 0.1%
Ontex Group N.V.	10,634	354,804
Materials 0.3%
Bekaert N.V.	14,871	748,526
Nyrstar N.V. *(a)	59,277	335,702
Tessenderlo Chemie N.V. *	8,333	342,021
		1,426,249
Media 0.1%
Telenet Group Holding N.V. *	11,775	715,457
Real Estate 0.1%
Befimmo S.A.	3,355	195,794
Cofinimmo S.A.	3,364	407,138
		602,932
Retailing 0.1%
D'ieteren S.A./N.V.	15,164	739,852
Technology Hardware & Equipment 0.1%
Barco N.V.	3,874	381,629
EVS Broadcast Equipment S.A.	4,537	182,730
		564,359
Telecommunication Services 0.1%
Orange Belgium S.A. *	18,090	377,346
Transportation 0.1%
bpost S.A.	27,116	649,914
Utilities 0.1%
Elia System Operator S.A./N.V.	9,049	479,970
		7,434,471

Canada 7.6%
Automobiles & Components 0.2%
Linamar Corp.	14,532	617,880
Martinrea International, Inc.	55,271	421,907
		1,039,787
Banks 0.2%
Canadian Western Bank	15,639	307,384
Genworth MI Canada, Inc.	15,005	372,638
Home Capital Group, Inc. (a)	13,270	78,159
Laurentian Bank of Canada	7,411	303,161
		1,061,342
Capital Goods 0.7%
Aecon Group, Inc.	31,172	369,711
Ag Growth International, Inc.	4,462	181,186
ATS Automation Tooling Systems, Inc. *	20,056	191,296
Bird Construction, Inc.	24,219	169,083
CAE, Inc.	46,219	705,957

29
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MacDonald, Dettwiler & Associates Ltd.	6,999	345,579
New Flyer Industries, Inc.	6,192	230,661
Richelieu Hardware Ltd.	10,914	242,898
Russel Metals, Inc.	38,717	742,545
Toromont Industries Ltd.	14,181	504,472
WSP Global, Inc.	12,323	448,938
		4,132,326
Commercial & Professional Services 0.6%
Morneau Shepell, Inc.	11,712	172,885
Ritchie Bros. Auctioneers, Inc.	9,355	306,751
Stantec, Inc.	17,848	458,017
Transcontinental, Inc., Class A	30,520	544,421
Waste Connections, Inc.	19,734	1,815,461
		3,297,535
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	17,136	411,751
Gildan Activewear, Inc.	28,599	801,790
		1,213,541
Consumer Services 0.1%
EnerCare, Inc.	12,940	205,516
Great Canadian Gaming Corp. *	10,027	179,010
Restaurant Brands International, Inc.	6,300	353,618
		738,144
Diversified Financials 0.1%
AGF Management Ltd., Class B	90,746	453,381
TMX Group Ltd.	7,600	429,370
		882,751
Energy 1.4%
AltaGas Ltd.	26,949	603,912
Bonavista Energy Corp.	289,700	609,090
Bonterra Energy Corp.	8,422	119,446
Canadian Energy Services & Technology Corp.	52,642	248,739
Canyon Services Group, Inc. *	46,395	215,143
Crew Energy, Inc. *	32,916	99,106
Enerflex Ltd.	35,149	495,415
Ensign Energy Services, Inc.	108,289	602,112
Gran Tierra Energy, Inc. *	118,951	299,763
MEG Energy Corp. *	72,462	328,058
Mullen Group Ltd.	46,492	509,861
Parex Resources, Inc. *	16,000	198,674
Parkland Fuel Corp.	37,862	823,780
Pason Systems, Inc.	21,896	325,140
Peyto Exploration & Development Corp.	21,202	385,816
Precision Drilling Corp. *	174,700	694,935
Secure Energy Services, Inc.	33,031	215,117
ShawCor Ltd.	23,496	589,530
Tourmaline Oil Corp. *	12,377	243,179
Trinidad Drilling Ltd. *	180,496	282,965
Veresen, Inc.	36,896	411,652
Whitecap Resources, Inc.	32,100	227,161
		8,528,594
Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., Class A	29,514	483,017
The North West Co., Inc.	19,015	448,543
		931,560
Food, Beverage & Tobacco 0.2%
Cott Corp.	24,300	319,716
Maple Leaf Foods, Inc.	27,163	679,945
		999,661
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Chartwell Retirement Residences	15,700	178,732
Extendicare, Inc.	34,500	252,485
Medical Facilities Corp.	11,286	134,518
		565,735
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	18,624	785,727
Materials 1.5%
Alamos Gold, Inc., Class A	27,530	197,039
Canam Group, Inc.	22,174	197,691
Canfor Corp. *	34,895	524,045
Cascades, Inc.	39,019	469,926
CCL Industries, Inc., Class B	2,038	471,783
Centerra Gold, Inc.	70,977	366,571
Chemtrade Logistics Income Fund	22,581	314,468
Dominion Diamond Corp.	25,487	309,754
Eldorado Gold Corp.	176,008	643,405
Franco-Nevada Corp.	7,182	488,463
Hudbay Minerals, Inc.	52,556	313,784
IAMGOLD Corp. *	171,168	707,218
Interfor Corp. *	19,595	289,393
Intertape Polymer Group, Inc.	10,085	178,051
Labrador Iron Ore Royalty Corp.	13,216	171,657
Lundin Mining Corp.	83,525	445,450
Nevsun Resources Ltd.	83,465	185,267
New Gold, Inc. *	77,492	219,695
Norbord, Inc.	6,100	188,847
Pan American Silver Corp.	18,630	312,399
Resolute Forest Products, Inc. *	121,488	759,300
SEMAFO, Inc. *	56,900	130,886
Silver Wheaton Corp.	29,062	579,941
Stella-Jones, Inc.	4,300	136,209
Western Forest Products, Inc.	153,095	241,130
		8,842,372
Media 0.3%
Aimia, Inc.	61,299	410,441
Cineplex, Inc.	12,960	510,121
Cogeco Communications, Inc.	6,631	379,435
Corus Entertainment, Inc., Class B	29,743	291,972
Entertainment One Ltd.	102,948	329,745
		1,921,714
Real Estate 0.6%
Artis Real Estate Investment Trust	23,973	238,492
Boardwalk Real Estate Investment Trust (a)	5,477	184,767
Canadian Apartment Properties REIT	8,699	215,842
Canadian Real Estate Investment Trust	6,751	244,214
Colliers International Group, Inc.	3,834	187,733
Cominar Real Estate Investment Trust	23,713	245,807
Dream Global Real Estate Investment Trust	24,580	178,266
Dream Office Real Estate Investment Trust	19,717	280,650
First Capital Realty, Inc.	22,478	326,701
Granite Real Estate Investment Trust	7,204	258,384
H&R Real Estate Investment Trust	25,704	436,105
RioCan Real Estate Investment Trust	28,620	543,655
Smart Real Estate Investment Trust	8,925	211,577
		3,552,193
Retailing 0.2%
AutoCanada, Inc.	10,200	175,448
Hudson's Bay Co. (a)	43,200	394,957
Uni-Select, Inc.	12,520	331,745
		902,150

30
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.0%
Canadian Solar, Inc. *	13,419	178,473
Software & Services 0.2%
Constellation Software, Inc.	588	268,932
DH Corp. (a)	21,691	403,454
Open Text Corp.	14,750	511,423
		1,183,809
Transportation 0.3%
Air Canada *	24,536	233,488
Exchange Income Corp.	6,230	159,966
Student Transportation, Inc.	28,192	167,494
TFI International, Inc.	28,870	628,560
WestJet Airlines Ltd.	28,142	465,511
Westshore Terminals Investment Corp.	12,956	226,556
		1,881,575
Utilities 0.4%
Algonquin Power & Utilities Corp.	21,100	199,863
Capital Power Corp.	32,999	601,454
Hydro One Ltd.	12,500	220,138
Innergex Renewable Energy, Inc.	14,700	150,118
Just Energy Group, Inc. (a)	45,214	276,242
Northland Power, Inc.	17,946	317,232
Superior Plus Corp.	65,743	629,472
Valener, Inc.	15,857	253,819
		2,648,338
		45,287,327

Denmark 1.4%
Banks 0.2%
Jyske Bank A/S	8,013	428,503
Sydbank A/S	10,770	391,754
		820,257
Capital Goods 0.4%
FLSmidth & Co. A/S	18,667	1,122,205
NKT Holding A/S *	8,386	661,044
Per Aarsleff Holding A/S	7,544	193,505
Rockwool International A/S, B Shares	3,244	593,856
		2,570,610
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	5,500	239,146
Schouw & Co.	3,706	381,471
		620,617
Health Care Equipment & Services 0.2%
GN Store Nord A/S	25,947	674,442
William Demant Holding A/S *	12,543	287,080
		961,522
Insurance 0.1%
Topdanmark A/S *	8,225	225,192
Tryg A/S	21,021	403,325
		628,517
Materials 0.2%
Chr. Hansen Holding A/S	5,679	382,617
Novozymes A/S, B Shares	20,413	881,292
		1,263,909
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	7,581	388,868
Retailing 0.0%
Matas A/S	12,074	186,543
Software & Services 0.0%
SimCorp A/S	3,487	218,619
Security	Number of Shares	Value ($)
Transportation 0.1%
D/S Norden A/S *	19,128	382,306
Dfds A/S	6,155	367,000
		749,306
		8,408,768

Finland 1.5%
Capital Goods 0.6%
Cargotec Oyj, B Shares	11,705	697,437
Cramo Oyj	11,407	296,600
Konecranes Oyj	13,306	558,018
PKC Group Oyj *	9,747	250,252
Ramirent Oyj	29,047	276,225
Uponor Oyj	12,648	239,512
Valmet Oyj	32,874	598,798
Yit Oyj (a)	77,274	611,219
		3,528,061
Commercial & Professional Services 0.1%
Caverion Corp. *	43,910	358,966
Lassila & Tikanoja Oyj	10,719	208,187
		567,153
Consumer Durables & Apparel 0.1%
Amer Sports Oyj *	20,974	464,226
Materials 0.5%
Huhtamaki Oyj (a)	14,954	579,654
Kemira Oyj	40,174	513,908
Metsa Board Oyj	52,525	372,612
Outokumpu Oyj	71,527	684,941
Outotec Oyj *(a)	61,788	458,479
Tikkurila Oyj	12,981	257,352
		2,866,946
Media 0.1%
Sanoma Oyj	56,774	500,936
Real Estate 0.0%
Sponda Oyj	48,557	214,176
Software & Services 0.1%
Tieto Oyj	24,082	755,118
		8,896,616

France 3.8%
Automobiles & Components 0.1%
Plastic Omnium S.A.	12,214	478,016
Capital Goods 0.2%
Dassault Aviation S.A.	216	295,173
Nexans S.A. *	14,072	782,289
Tarkett S.A.	4,954	232,765
		1,310,227
Commercial & Professional Services 0.3%
Edenred	36,089	924,480
Elis S.A.	12,870	266,367
Societe BIC S.A.	5,441	611,446
SPIE S.A.	8,464	234,581
		2,036,874
Consumer Durables & Apparel 0.1%
SEB S.A.	5,101	821,433
Consumer Services 0.1%
Elior Group	17,025	424,756
Diversified Financials 0.0%
Amundi S.A.	4,024	264,803

31
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Energy 0.1%
Bourbon Corp. (a)	21,357	240,784
Etablissements Maurel et Prom *	81,565	308,314
		549,098
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	3,184	321,191
Health Care Equipment & Services 0.2%
BioMerieux	1,889	377,754
Korian S.A.	7,771	250,409
Orpea	4,029	411,524
		1,039,687
Insurance 0.1%
Coface S.A. *	34,386	268,953
Euler Hermes Group	4,517	441,292
		710,245
Materials 0.2%
Eramet *	4,828	232,339
Imerys S.A.	9,007	774,881
Vicat S.A.	5,962	424,089
		1,431,309
Media 0.5%
Havas S.A.	32,204	297,847
IPSOS	11,182	358,596
JCDecaux S.A.	14,159	499,806
Metropole Television S.A.	24,920	567,287
Technicolor S.A.	84,555	429,348
Television Francaise	55,728	681,943
		2,834,827
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,262	496,195
Real Estate 0.5%
Fonciere Des Regions	5,596	499,437
Gecina S.A.	4,988	709,435
ICADE	9,190	682,427
Mercialys S.A.	13,663	266,184
Nexity S.A. *	12,765	694,064
		2,851,547
Retailing 0.1%
Groupe Fnac S.A. *	7,108	499,361
Software & Services 0.4%
Alten S.A.	5,629	477,044
Altran Technologies S.A. *	17,822	299,032
Dassault Systemes S.A.	8,317	742,049
Sopra Steria Group	2,423	363,279
UBISOFT Entertainment *	13,096	620,388
		2,501,792
Technology Hardware & Equipment 0.3%
Ingenico Group S.A.	4,794	434,082
Neopost S.A.	28,910	1,172,331
		1,606,413
Telecommunication Services 0.1%
Iliad S.A.	3,254	789,823
SFR Group S.A. *	5,390	176,464
		966,287
Transportation 0.3%
Aeroports de Paris	5,332	711,207
Europcar Groupe S.A. *	16,570	202,103
Groupe Eurotunnel SE	60,903	669,063
		1,582,373
		22,726,434

Security	Number of Shares	Value ($)
Germany 3.5%
Automobiles & Components 0.2%
ElringKlinger AG (a)	14,622	291,896
Grammer AG	3,556	218,189
Hella KGaA Hueck & Co.	10,557	522,587
SAF-Holland S.A.	16,722	288,686
		1,321,358
Banks 0.1%
Aareal Bank AG	10,113	406,753
Capital Goods 0.7%
BayWa AG (a)	12,916	470,138
Deutz AG	55,584	432,650
Duerr AG	4,159	414,446
Heidelberger Druckmaschinen AG *	79,238	221,166
Indus Holding AG	5,479	366,249
KION Group AG	12,901	873,983
Krones AG	3,564	423,157
Norma Group SE	5,463	292,924
Pfeiffer Vacuum Technology AG	1,793	232,787
SGL Carbon SE *(a)	14,298	144,525
Vossloh AG *	2,534	170,034
Wacker Neuson SE	10,990	277,650
		4,319,709
Commercial & Professional Services 0.0%
Bertrandt AG	1,426	148,930
Consumer Durables & Apparel 0.1%
Gerry Weber International AG (a)	19,533	286,258
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG, Class B	4,341	197,335
Rhoen-Klinikum AG	17,435	498,325
		695,660
Insurance 0.1%
Talanx AG *	11,167	402,543
Materials 0.4%
Covestro AG	14,523	1,131,797
Symrise AG	12,498	874,965
Wacker Chemie AG	5,621	594,958
		2,601,720
Media 0.1%
Axel Springer SE	12,974	727,934
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	5,508	432,094
STADA Arzneimittel AG	11,492	814,326
		1,246,420
Real Estate 0.2%
Deutsche Wohnen AG	15,938	544,977
LEG Immobilien AG *	5,853	502,844
TAG Immobilien AG	15,474	220,315
		1,268,136
Retailing 0.1%
Fielmann AG	3,405	260,308
Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *	42,765	234,464
Siltronic AG *	12,148	873,302
SMA Solar Technology AG (a)	10,415	269,491
		1,377,257
Software & Services 0.3%
Bechtle AG	3,898	447,241
CANCOM SE	2,988	176,816
Software AG	11,622	511,347

32
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
United Internet AG	12,368	569,252
Wirecard AG (a)	4,712	278,622
		1,983,278
Technology Hardware & Equipment 0.2%
Diebold Nixdorf AG	8,055	615,419
Jenoptik AG	11,675	314,146
		929,565
Telecommunication Services 0.2%
Drillisch AG (a)	5,313	284,757
Telefonica Deutschland Holding AG	185,911	901,433
		1,186,190
Transportation 0.3%
Fraport AG Frankfurt Airport Services Worldwide	10,003	786,971
Hamburger Hafen und Logistik AG	10,411	197,313
Hapag-Lloyd AG *	9,870	290,288
Sixt SE	4,245	234,890
		1,509,462
		20,671,481

Greece 0.0%
Banks 0.0%
TT Hellenic Postbank S.A. *(d)	24,275	—

Hong Kong 4.3%
Automobiles & Components 0.1%
Minth Group Ltd.	69,000	256,063
Xinyi Glass Holdings Ltd. *	362,000	320,780
		576,843
Banks 0.1%
The Bank of East Asia Ltd.	149,600	618,635
Capital Goods 0.1%
Hopewell Holdings Ltd.	45,000	171,681
NWS Holdings Ltd.	268,000	503,290
		674,971
Consumer Durables & Apparel 0.4%
Global Brands Group Holding Ltd. *	3,502,000	413,428
Pacific Textile Holdings Ltd.	256,000	284,008
Stella International Holdings Ltd.	224,000	389,319
Techtronic Industries Co., Ltd.	170,000	729,362
Texwinca Holdings Ltd.	352,000	236,097
		2,052,214
Consumer Services 0.4%
Cafe De Coral Holdings Ltd.	70,000	227,612
Melco Resorts & Entertainment Ltd. ADR	22,450	492,777
MGM China Holdings Ltd.	209,200	475,886
Shangri-La Asia Ltd.	322,000	460,848
Wynn Macau Ltd. *	432,800	948,719
		2,605,842
Diversified Financials 0.2%
First Pacific Co., Ltd.	968,000	745,380
Sun Hung Kai & Co., Ltd.	315,000	234,273
		979,653
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	756,000	204,952
Food & Staples Retailing 0.2%
Dairy Farm International Holdings Ltd.	60,700	539,924
Sun Art Retail Group Ltd.	705,000	726,326
		1,266,250
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
CP Pokphand Co., Ltd.	1,820,000	156,503
Tingyi (Cayman Islands) Holding Corp.	656,000	842,539
Uni-President China Holdings Ltd.	242,000	170,026
Vitasoy International Holdings Ltd.	74,000	146,070
WH Group Ltd.	635,500	566,963
		1,882,101
Materials 0.2%
Huabao International Holdings Ltd. *	683,000	373,755
MMG Ltd. *	804,000	274,530
Shougang Fushan Resources Group Ltd.	1,308,000	240,260
		888,545
Media 0.1%
Television Broadcasts Ltd. (d)	99,400	382,094
Real Estate 0.7%
Great Eagle Holdings Ltd.	39,000	193,427
Hang Lung Group Ltd.	174,000	725,566
Hang Lung Properties Ltd.	369,000	966,846
Hysan Development Co., Ltd.	55,000	259,386
Kerry Properties Ltd.	173,500	648,595
Shui On Land Ltd.	873,500	194,118
Sino Land Co., Ltd.	362,000	612,595
Swire Properties Ltd.	131,400	440,525
		4,041,058
Retailing 0.3%
Chow Tai Fook Jewellery Group Ltd.	388,200	426,615
Giordano International Ltd.	550,000	295,238
Henderson Land Development Co., Ltd.	87,858	556,181
Luk Fook Holdings International Ltd.	159,000	580,952
Sa Sa International Holdings Ltd.	412,000	176,300
		2,035,286
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	46,400	690,779
Semiconductor Manufacturing International Corp. *	457,800	578,316
		1,269,095
Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	43,500	637,666
FIH Mobile Ltd.	1,407,000	482,677
Ju Teng International Holdings Ltd.	620,000	229,270
Truly International Holdings Ltd.	670,000	227,160
VTech Holdings Ltd.	51,300	649,663
		2,226,436
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	554,000	163,723
PCCW Ltd.	1,125,000	635,146
SmarTone Telecommunications Holdings Ltd.	116,500	163,154
		962,023
Transportation 0.4%
Cathay Pacific Airways Ltd.	531,000	764,226
Kerry Logistics Network Ltd.	121,500	171,053
Orient Overseas International Ltd.	153,500	819,449
Pacific Basin Shipping Ltd. *	2,100,000	417,112
SITC International Holdings Co., Ltd.	317,000	227,074
		2,398,914

33
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Utilities 0.0%
HK Electric Investments & HK Electric Investments Ltd.	215,000	190,096
		25,255,008

Ireland 0.9%
Banks 0.0%
Permanent TSB Group Holdings plc *	65,413	174,573
Capital Goods 0.2%
AerCap Holdings N.V. *	18,635	857,396
Fly Leasing Ltd. ADR *	15,559	200,244
Kingspan Group plc	15,798	549,562
		1,607,202
Consumer Services 0.1%
Paddy Power Betfair plc	3,946	439,168
Food & Staples Retailing 0.1%
Total Produce plc	159,843	352,238
Food, Beverage & Tobacco 0.2%
C&C Group plc	82,644	340,921
Glanbia plc	22,080	431,536
Origin Enterprises plc	38,350	311,221
		1,083,678
Health Care Equipment & Services 0.1%
UDG Healthcare plc	46,659	451,914
Materials 0.1%
James Hardie Industries plc CDI	32,683	553,008
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	4,737	400,229
Jazz Pharmaceuticals plc *	1,956	311,552
		711,781
Transportation 0.0%
Irish Continental Group plc	37,004	213,635
		5,587,197

Israel 1.0%
Banks 0.2%
First International Bank of Israel Ltd.	16,410	270,413
Israel Discount Bank Ltd., Class A *	276,468	669,375
Mizrahi Tefahot Bank Ltd.	23,505	379,170
		1,318,958
Capital Goods 0.1%
Elbit Systems Ltd.	3,269	389,188
Shikun & Binui Ltd.	90,545	237,705
		626,893
Energy 0.2%
Delek Group Ltd.	1,896	426,849
Oil Refineries Ltd.	686,697	272,590
Paz Oil Co., Ltd.	2,959	483,347
		1,182,786
Insurance 0.0%
Harel Insurance Investments & Finances Service Ltd.	43,689	232,542
Materials 0.1%
The Israel Corp., Ltd. *	3,241	582,085
Real Estate 0.1%
Azrieli Group Ltd.	3,420	181,922
Gazit-Globe Ltd.	19,668	199,169
		381,091
Retailing 0.0%
Delek Automotive Systems Ltd.	16,454	144,265
Security	Number of Shares	Value ($)
Software & Services 0.1%
Nice Ltd.	7,021	474,263
Telecommunication Services 0.2%
B Communications Ltd.	14,342	276,481
Cellcom Israel Ltd. *	47,149	464,262
Partner Communications Co., Ltd. *	66,552	325,480
		1,066,223
		6,009,106

Italy 3.0%
Automobiles & Components 0.3%
Brembo S.p.A.	3,149	247,406
Ferrari N.V.	15,056	1,132,606
Piaggio & C. S.p.A.	95,420	197,743
		1,577,755
Banks 0.4%
Banca Carige S.p.A. *(a)	1,206,645	334,909
Banca Popolare Di Sondrio Scarl	211,257	787,084
Credito Valtellinese S.p.A.	66,525	240,464
Mediobanca S.p.A.	105,139	1,011,075
		2,373,532
Capital Goods 0.3%
Astaldi S.p.A.	38,955	255,515
C.I.R. S.p.A. - Compagnie Industriali Riunite	194,328	312,442
Danieli & C Officine Meccaniche S.p.A.	4,473	111,822
Interpump Group S.p.A.	9,451	250,636
Italmobiliare S.p.A.	10,359	580,001
Salini Impregilo S.p.A.	57,903	197,043
Trevi Finanziaria Industriale S.p.A. *	163,122	162,052
		1,869,511
Consumer Durables & Apparel 0.3%
De'Longhi S.p.A.	10,459	318,858
Prada S.p.A.	129,300	605,143
Safilo Group S.p.A. *	25,952	187,427
Tod's S.p.A.	5,399	417,266
		1,528,694
Consumer Services 0.1%
Autogrill S.p.A.	32,602	370,780
Diversified Financials 0.2%
Anima Holding S.p.A	28,217	184,460
Azimut Holding S.p.A.	16,806	327,830
Banca Generali S.p.A.	10,002	287,416
Cerved Information Solutions S.p.A	20,365	217,421
		1,017,127
Energy 0.1%
Saras S.p.A.	196,984	411,536
Food & Staples Retailing 0.0%
MARR S.p.A.	9,086	219,425
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	31,120	367,978
Parmalat S.p.A.	93,026	315,146
		683,124
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	2,526	189,308
Insurance 0.3%
Societa Cattolica di Assicurazioni S.c.r.l.	53,940	479,435
Unipol Gruppo Finanziario S.p.A.	196,108	874,599
UnipolSai Assicurazioni S.p.A.	222,354	510,769
		1,864,803

34
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Materials 0.1%
Buzzi Unicem S.p.A.	17,811	457,678
Media 0.1%
RCS MediaGroup S.p.A. *	228,280	314,313
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	9,098	337,054
Real Estate 0.0%
Beni Stabili S.p.A *	300,014	190,527
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	27,193	222,456
Transportation 0.1%
Alitalia S.p.A. *(d)	14,782	—
Ansaldo STS S.p.A.	15,638	209,865
ASTM S.p.A.	25,741	396,761
Societa Iniziative Autostradali e Servizi S.p.A.	31,552	317,919
		924,545
Utilities 0.5%
A2A S.p.A	614,135	912,810
ACEA S.p.A.	18,136	260,971
ERG S.p.A.	36,908	458,171
Hera S.p.A.	288,040	823,808
Iren S.p.A.	262,006	552,255
		3,008,015
		17,560,183

Japan 36.6%
Automobiles & Components 2.4%
Aisan Industry Co., Ltd.	29,100	261,584
Akebono Brake Industry Co., Ltd. *	84,500	270,276
Eagle Industry Co., Ltd.	11,700	165,608
Exedy Corp.	17,100	466,875
F.C.C. Co., Ltd.	17,700	337,964
Futaba Industrial Co., Ltd.	60,000	501,475
G-Tekt Corp.	13,800	243,461
Kasai Kogyo Co., Ltd.	16,100	199,924
Keihin Corp.	29,000	456,313
KYB Corp.	132,000	652,006
Mitsuba Corp.	14,700	278,473
Musashi Seimitsu Industry Co., Ltd.	11,300	277,559
Nifco, Inc.	7,200	359,544
Nippon Seiki Co., Ltd.	19,000	395,964
Nissan Shatai Co., Ltd.	62,400	587,543
Nissin Kogyo Co., Ltd.	24,700	424,736
NOK Corp.	39,300	936,730
Pacific Industrial Co., Ltd.	17,000	239,037
Piolax, Inc.	8,400	193,167
Press Kogyo Co., Ltd.	67,800	329,030
Sanden Holdings Corp. *	79,000	245,443
Showa Corp. *	57,700	492,364
Sumitomo Riko Co., Ltd.	28,600	291,500
Tachi-S Co., Ltd.	21,300	408,795
Takata Corp. *(a)	76,500	275,079
Tokai Rika Co., Ltd.	30,100	560,357
Topre Corp.	8,100	215,932
Toyo Tire & Rubber Co., Ltd.	43,400	763,390
Toyoda Gosei Co., Ltd.	37,900	1,007,237
Toyota Boshoku Corp.	31,800	672,878
TPR Co., Ltd.	6,300	212,546
TS Tech Co., Ltd.	23,500	617,337
Unipres Corp.	29,300	620,703
Yorozu Corp.	16,700	255,602
		14,216,432
Security	Number of Shares	Value ($)
Banks 1.9%
Fukuoka Financial Group, Inc.	176,000	802,891
Hokuhoku Financial Group, Inc.	32,800	515,205
Mebuki Financial Group, Inc.	146,600	575,234
Nishi-Nippon Financial Holdings, Inc.	45,700	435,770
North Pacific Bank Ltd.	232,600	886,998
Senshu Ikeda Holdings, Inc.	37,600	158,553
Seven Bank Ltd.	92,300	310,005
Shinsei Bank Ltd.	231,000	431,289
Suruga Bank Ltd.	13,900	290,601
The 77 Bank Ltd.	45,000	194,625
The Awa Bank Ltd.	27,000	178,344
The Bank of Kyoto Ltd.	36,000	285,107
The Chiba Bank Ltd.	129,000	864,177
The Chugoku Bank Ltd.	24,700	366,943
The Daishi Bank Ltd.	44,000	176,653
The Gunma Bank Ltd.	67,600	362,618
The Hachijuni Bank Ltd.	67,100	396,249
The Hiroshima Bank Ltd.	83,000	358,303
The Hokkoku Bank Ltd.	52,000	195,067
The Hyakugo Bank Ltd.	37,000	149,453
The Iyo Bank Ltd.	45,300	321,773
The Juroku Bank Ltd.	67,000	212,878
The Keiyo Bank Ltd.	43,000	187,304
The Kiyo Bank Ltd.	21,900	342,103
The Musashino Bank Ltd.	6,400	186,226
The Nanto Bank Ltd.	4,400	166,505
The Ogaki Kyoritsu Bank Ltd.	56,000	163,508
The San-in Godo Bank Ltd.	26,100	212,508
The Shiga Bank Ltd.	32,000	167,225
The Shizuoka Bank Ltd.	80,000	675,251
Yamaguchi Financial Group, Inc.	38,000	421,020
		10,990,386
Capital Goods 6.8%
Aica Kogyo Co., Ltd.	12,300	350,575
Amada Holdings Co., Ltd.	67,500	802,529
Asahi Diamond Industrial Co., Ltd.	24,800	190,368
Bunka Shutter Co., Ltd.	19,900	152,907
Central Glass Co., Ltd.	104,000	449,337
Chiyoda Corp.	62,000	412,210
Chudenko Corp.	9,800	215,036
CKD Corp.	16,000	200,364
COMSYS Holdings Corp.	40,800	776,136
Daifuku Co., Ltd.	15,900	401,915
Daihen Corp.	31,000	196,828
DMG Mori Co., Ltd.	29,100	480,509
Fuji Machine Manufacturing Co., Ltd.	23,538	298,921
Fujikura Ltd.	136,800	1,028,460
Fujitec Co., Ltd.	18,700	221,616
Furukawa Co., Ltd.	98,000	189,138
Futaba Corp.	10,900	195,788
Glory Ltd.	15,400	517,108
GS Yuasa Corp.	142,000	657,912
Hazama Ando Corp.	38,600	274,896
Hitachi Koki Co., Ltd. (a)	23,700	184,416
Hitachi Zosen Corp.	86,300	501,194
Hoshizaki Corp.	6,300	525,626
Inaba Denki Sangyo Co., Ltd.	13,000	472,754
Inabata & Co., Ltd.	51,500	636,394
Iseki & Co., Ltd.	85,000	174,746
Iwatani Corp.	116,000	683,981
Kanamoto Co., Ltd.	8,300	225,039
Kandenko Co., Ltd.	47,000	467,193
Kanematsu Corp.	449,000	914,895
Keihan Holdings Co., Ltd.	77,000	484,415
Kinden Corp.	68,900	1,042,393
Kitz Corp.	45,200	316,504

35
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Komori Corp.	14,400	190,313
Kumagai Gumi Co., Ltd.	83,000	223,298
Kurita Water Industries Ltd.	34,300	885,724
Kuroda Electric Co., Ltd.	19,800	413,065
Kyowa Exeo Corp.	41,700	630,040
Kyudenko Corp.	8,300	237,843
Mabuchi Motor Co., Ltd.	6,700	378,218
Maeda Corp.	35,000	321,867
Maeda Road Construction Co., Ltd.	26,000	479,427
Makino Milling Machine Co., Ltd.	35,000	311,809
Meidensha Corp.	64,000	233,999
Minebea Mitsumi, Inc.	117,344	1,697,603
Mirait Holdings Corp.	42,700	443,800
MISUMI Group, Inc.	36,100	683,916
Mitsui Engineering & Shipbuilding Co., Ltd.	493,000	756,809
Miura Co., Ltd.	13,800	231,232
Nabtesco Corp.	24,900	705,924
Nachi-Fujikoshi Corp.	65,000	346,593
Namura Shipbuilding Co., Ltd.	39,500	255,196
Nichias Corp.	33,000	336,858
Nichiha Corp.	10,300	323,108
Nippo Corp.	22,000	423,855
Nippon Densetsu Kogyo Co., Ltd.	12,500	247,078
Nippon Sheet Glass Co., Ltd. *	100,500	781,900
Nippon Steel & Sumikin Bussan Corp.	14,500	596,709
Nishimatsu Construction Co., Ltd.	79,000	401,839
Nishio Rent All Co., Ltd.	6,400	193,555
Nisshinbo Holdings, Inc.	68,300	698,173
Nitta Corp.	6,900	195,036
Nitto Kogyo Corp.	13,900	200,311
Noritz Corp.	15,000	291,721
NTN Corp.	194,000	988,865
Oiles Corp.	8,480	154,104
OKUMA Corp.	33,000	346,132
Okumura Corp.	45,000	278,122
OSG Corp.	14,100	290,481
Penta-Ocean Construction Co., Ltd.	70,300	356,147
Ryobi Ltd.	62,000	272,783
Sanki Engineering Co., Ltd.	22,100	191,203
Sankyo Tateyama, Inc.	18,700	273,630
Sanwa Holdings Corp.	46,200	465,703
Seibu Holdings, Inc.	45,600	796,632
Shinmaywa Industries Ltd.	44,000	370,808
Sintokogio Ltd.	19,800	172,404
Sumitomo Mitsui Construction Co., Ltd.	186,800	202,569
Tadano Ltd.	26,400	341,056
Taihei Dengyo Kaisha Ltd.	14,000	138,996
Taikisha Ltd.	11,200	279,177
Takara Standard Co., Ltd.	14,500	240,612
Takasago Thermal Engineering Co., Ltd.	15,700	242,898
Takuma Co., Ltd.	18,700	194,212
The Japan Steel Works Ltd.	27,400	439,886
The Nippon Road Co., Ltd.	46,000	206,359
THK Co., Ltd.	30,700	791,847
Toa Corp. *	9,600	176,582
Toda Corp.	66,000	407,428
TOKAI Holdings Corp. (a)	31,600	243,306
Toshiba Machine Co., Ltd.	53,000	220,215
Toshiba Plant Systems & Services Corp.	10,400	169,204
Totetsu Kogyo Co., Ltd.	6,000	173,448
Toyo Engineering Corp. *	57,000	142,337
Trusco Nakayama Corp.	15,300	349,401
Tsubakimoto Chain Co.	38,000	334,048
Ushio, Inc.	37,800	474,963
Security	Number of Shares	Value ($)
Wakita & Co., Ltd.	23,000	265,204
Yamazen Corp.	33,400	316,546
Yuasa Trading Co., Ltd.	13,000	376,279
Yurtec Corp.	21,000	131,093
		40,573,602
Commercial & Professional Services 0.7%
Aeon Delight Co., Ltd.	8,400	256,321
Daiseki Co., Ltd.	7,300	162,797
Duskin Co., Ltd.	22,200	497,991
Kokuyo Co., Ltd.	36,100	468,806
Meitec Corp.	5,500	237,728
Nomura Co., Ltd.	10,300	197,016
Okamura Corp.	22,300	197,453
Park24 Co., Ltd.	14,600	376,707
Relia, Inc.	20,300	200,671
Sato Holdings Corp.	9,600	219,364
Sohgo Security Services Co., Ltd.	11,500	502,071
Temp Holdings Co., Ltd.	24,400	459,162
Toppan Forms Co., Ltd.	29,900	301,714
		4,077,801
Consumer Durables & Apparel 1.9%
Alpine Electronics, Inc.	30,400	442,361
Asics Corp.	26,800	474,322
Casio Computer Co., Ltd.	48,400	682,125
Foster Electric Co., Ltd.	16,400	273,829
Fujitsu General Ltd.	12,000	254,528
Funai Electric Co., Ltd. (a)	36,000	268,835
Gunze Ltd.	90,000	363,976
Haseko Corp.	63,500	724,835
Heiwa Corp.	16,000	412,361
JVC Kenwood Corp.	159,400	424,896
Kurabo Industries Ltd.	130,000	290,240
Misawa Homes Co., Ltd.	26,000	240,367
Mizuno Corp.	61,000	315,392
Onward Holdings Co., Ltd.	73,000	542,475
PanaHome Corp. (a)	38,000	422,181
Pioneer Corp. *	273,200	493,123
Rinnai Corp.	6,900	573,790
Sangetsu Corp.	22,300	393,495
Sankyo Co., Ltd.	14,900	519,643
Sanyo Shokai Ltd.	130,000	191,553
Seiko Holdings Corp.	70,000	291,591
Seiren Co., Ltd.	14,200	210,897
Tamron Co., Ltd.	12,400	231,935
The Japan Wool Textile Co., Ltd.	22,500	176,474
Token Corp.	3,450	273,101
Tomy Co., Ltd.	26,900	267,828
TSI Holdings Co., Ltd.	47,100	314,562
Wacoal Holdings Corp.	44,000	557,783
Yamaha Corp.	26,500	735,012
		11,363,510
Consumer Services 0.9%
Doutor Nichires Holdings Co., Ltd.	12,700	269,311
Dynam Japan Holdings Co., Ltd.	214,000	412,519
H.I.S. Co., Ltd.	14,300	340,791
Kyoritsu Maintenance Co., Ltd.	4,600	134,409
McDonald's Holdings Co., Ltd. (a)	19,333	595,856
MOS Food Services, Inc.	5,300	166,135
Ohsho Food Service Corp.	4,400	164,064
Plenus Co., Ltd.	12,400	259,616
Resorttrust, Inc.	12,500	215,157
Round One Corp.	41,900	357,848
Royal Holdings Co., Ltd.	10,000	196,034
Saint Marc Holdings Co., Ltd.	5,600	170,591
Saizeriya Co., Ltd.	12,600	353,847
Skylark Co., Ltd.	31,800	480,943

36
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokyo Dome Corp.	23,100	213,582
Yoshinoya Holdings Co., Ltd.	26,500	432,828
Zensho Holdings Co., Ltd.	22,200	380,000
		5,143,531
Diversified Financials 0.6%
Acom Co., Ltd. *	31,100	138,139
AEON Financial Service Co., Ltd.	22,600	434,323
Credit Saison Co., Ltd.	38,800	706,997
Fuyo General Lease Co., Ltd.	4,100	191,405
Hitachi Capital Corp.	9,100	222,819
Jaccs Co., Ltd.	34,000	145,912
Japan Exchange Group, Inc.	26,500	371,577
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,800	364,765
Okasan Securities Group, Inc.	34,000	198,256
SBI Holdings, Inc.	34,800	482,751
Tokai Tokyo Financial Holdings, Inc.	39,600	200,467
Tokyo Century Corp.	8,600	296,426
		3,753,837
Energy 0.3%
Fuji Oil Co., Ltd.	89,000	286,622
Itochu Enex Co., Ltd.	60,000	500,192
Japan Petroleum Exploration Co., Ltd.	21,900	478,823
Nippon Gas Co., Ltd.	6,400	183,919
Shinko Plantech Co., Ltd.	24,400	182,451
		1,632,007
Food & Staples Retailing 1.8%
Ain Holdings, Inc.	4,100	284,031
Arcs Co., Ltd.	33,400	715,415
Axial Retailing, Inc.	5,900	225,912
Belc Co., Ltd.	4,400	195,692
Cawachi Ltd.	13,100	344,459
Cocokara fine, Inc.	13,300	628,819
Cosmos Pharmaceutical Corp.	1,400	283,271
Create SD Holdings Co., Ltd.	7,800	183,213
FamilyMart UNY Holdings Co., Ltd.	27,500	1,554,490
Heiwado Co., Ltd.	23,400	501,719
Kato Sangyo Co., Ltd.	24,800	608,251
Life Corp.	6,500	172,947
Matsumotokiyoshi Holdings Co., Ltd.	15,700	787,400
Ministop Co., Ltd.	10,800	206,432
Mitsubishi Shokuhin Co., Ltd.	15,400	492,523
San-A Co., Ltd.	5,900	268,055
Sugi Holdings Co., Ltd.	10,800	535,199
Sundrug Co., Ltd.	16,500	578,671
Tsuruha Holdings, Inc.	7,400	749,082
Valor Holdings Co., Ltd.	23,300	556,980
Welcia Holdings Co., Ltd.	9,000	289,597
Yaoko Co., Ltd.	5,800	224,912
Yokohama Reito Co., Ltd.	25,900	261,725
		10,648,795
Food, Beverage & Tobacco 2.0%
Calbee, Inc.	11,200	391,568
DyDo Group Holdings, Inc.	4,900	235,603
Ezaki Glico Co., Ltd.	10,400	548,056
Fuji Oil Holdings, Inc.	24,000	563,129
Hokuto Corp.	8,700	163,246
House Foods Group, Inc.	20,800	463,023
Ito En Ltd.	16,100	583,801
Kagome Co., Ltd.	16,200	441,396
Kikkoman Corp.	27,000	830,944
Marudai Food Co., Ltd.	40,000	183,126
Maruha Nichiro Corp.	11,900	340,364
Megmilk Snow Brand Co., Ltd.	18,700	558,078
Morinaga & Co., Ltd.	5,600	264,631
Security	Number of Shares	Value ($)
Morinaga Milk Industry Co., Ltd.	101,000	798,416
Nichirei Corp.	37,700	938,450
Nippon Flour Mills Co., Ltd.	28,200	423,058
Nippon Suisan Kaisha Ltd.	100,600	485,652
Nissin Foods Holdings Co., Ltd.	14,500	830,300
Prima Meat Packers Ltd.	76,000	350,214
Sapporo Holdings Ltd.	24,200	677,134
Takara Holdings, Inc.	39,500	423,399
The Nisshin Oillio Group Ltd.	92,000	544,441
Warabeya Nichiyo Holdings Co., Ltd.	12,600	310,912
Yakult Honsha Co., Ltd.	13,800	786,547
		12,135,488
Health Care Equipment & Services 0.8%
BML, Inc.	6,700	146,240
Hogy Medical Co., Ltd.	2,400	154,142
Miraca Holdings, Inc.	16,800	774,583
NichiiGakkan Co., Ltd.	26,700	202,449
Nihon Kohden Corp.	16,700	378,202
Nikkiso Co., Ltd.	19,000	194,028
Nipro Corp.	40,400	613,007
Paramount Bed Holdings Co., Ltd.	5,700	239,265
Ship Healthcare Holdings, Inc.	13,600	366,000
Sysmex Corp.	10,700	651,711
Toho Holdings Co., Ltd.	34,200	743,545
Vital KSK Holdings, Inc.	39,000	343,825
		4,806,997
Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	4,300	233,015
Fancl Corp.	14,000	235,501
Kobayashi Pharmaceutical Co., Ltd.	9,000	472,127
Kose Corp.	3,500	332,518
Lion Corp.	32,000	578,240
Mandom Corp.	4,800	227,842
Pigeon Corp.	9,500	294,556
Pola Orbis Holdings, Inc.	12,400	286,351
		2,660,150
Insurance 0.2%
Japan Post Insurance Co., Ltd,	16,500	376,199
Sony Financial Holdings, Inc.	34,499	573,812
		950,011
Materials 4.0%
ADEKA Corp.	35,500	524,008
Aichi Steel Corp.	7,300	285,412
Asahi Holdings, Inc.	16,700	311,493
Chuetsu Pulp & Paper Co., Ltd.	70,000	148,766
Chugoku Marine Paints Ltd.	26,000	192,290
Daido Steel Co., Ltd.	143,000	796,246
Daio Paper Corp. (a)	34,300	434,846
FP Corp.	5,100	242,849
Fuji Seal International, Inc.	12,400	294,954
Fujimori Kogyo Co., Ltd.	7,900	247,462
Godo Steel Ltd.	12,100	177,982
Hitachi Chemical Co., Ltd.	36,800	1,053,920
Hitachi Metals Ltd.	67,790	949,352
Hokuetsu Kishu Paper Co., Ltd.	60,800	423,974
Ishihara Sangyo Kaisha Ltd. *	22,300	218,355
Kansai Paint Co., Ltd.	29,600	655,233
Kureha Corp.	7,700	341,291
Kyoei Steel Ltd.	9,900	160,071
Lintec Corp.	22,800	502,710
Maruichi Steel Tube Ltd.	11,500	326,108
Mitsubishi Gas Chemical Co., Inc.	56,500	1,208,148
Nihon Parkerizing Co., Ltd.	22,200	284,970
Nippon Kayaku Co., Ltd.	45,000	614,832
Nippon Light Metal Holdings Co., Ltd.	236,500	528,407
Nippon Paint Holdings Co., Ltd.	10,000	383,583

37
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nippon Shokubai Co., Ltd.	10,500	705,334
Nippon Soda Co., Ltd.	56,000	303,444
Nissan Chemical Industries Ltd.	18,400	570,682
Nisshin Steel Co., Ltd.	48,700	594,775
Nittetsu Mining Co., Ltd.	4,700	250,503
NOF Corp.	45,000	507,077
Pacific Metals Co., Ltd. *	61,000	198,137
Rengo Co., Ltd.	110,800	669,999
Sakai Chemical Industry Co., Ltd.	55,000	188,466
Sakata INX Corp.	15,200	214,695
Sanyo Chemical Industries Ltd.	5,200	233,180
Sanyo Special Steel Co., Ltd.	59,000	324,602
Sumitomo Bakelite Co., Ltd.	81,000	520,521
Sumitomo Osaka Cement Co., Ltd.	153,000	664,032
Taiyo Nippon Sanso Corp.	34,700	414,810
Toagosei Co., Ltd.	48,000	563,913
Toho Zinc Co., Ltd.	64,000	282,953
Tokai Carbon Co., Ltd.	95,000	415,929
Tokuyama Corp. *	168,000	827,068
Tokyo Ohka Kogyo Co., Ltd.	9,500	307,964
Tokyo Steel Manufacturing Co., Ltd.	32,200	239,926
Topy Industries Ltd.	11,300	307,829
Toyo Ink SC Holdings Co., Ltd.	97,000	476,959
Toyo Kohan Co., Ltd.	52,700	188,613
Toyobo Co., Ltd.	387,000	684,560
UACJ Corp.	109,300	290,009
Yamato Kogyo Co., Ltd.	14,400	360,177
Yodogawa Steel Works Ltd.	10,300	266,799
Zeon Corp.	70,000	797,012
		23,677,230
Media 0.6%
Asatsu-DK, Inc.	24,900	646,175
Avex Group Holdings, Inc.	20,200	297,086
CyberAgent, Inc.	15,300	475,368
Daiichikosho Co., Ltd.	10,100	438,360
SKY Perfect JSAT Holdings, Inc.	71,100	326,054
Toei Co., Ltd.	19,000	164,583
Toho Co., Ltd.	17,700	508,041
Tokyo Broadcasting System Holdings, Inc.	13,900	246,735
TV Asahi Holdings Corp.	9,500	175,786
		3,278,188
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Hisamitsu Pharmaceutical Co., Inc.	9,300	476,105
Kaken Pharmaceutical Co., Ltd.	5,600	332,603
Kissei Pharmaceutical Co., Ltd.	7,700	200,931
KYORIN Holdings, Inc.	14,300	299,574
Mochida Pharmaceutical Co., Ltd.	4,300	324,479
Nichi-iko Pharmaceutical Co., Ltd.	11,700	181,629
Nippon Shinyaku Co., Ltd.	3,900	207,397
Ono Pharmaceutical Co., Ltd.	29,600	610,552
Rohto Pharmaceutical Co., Ltd.	23,500	438,746
Santen Pharmaceutical Co., Ltd.	48,100	676,800
Sawai Pharmaceutical Co., Ltd.	5,800	316,941
Sumitomo Dainippon Pharma Co., Ltd.	29,300	481,199
Taisho Pharmaceutical Holdings Co., Ltd.	8,500	699,387
Tsumura & Co.	16,300	528,239
		5,774,582
Real Estate 1.3%
Activia Properties, Inc.	33	157,192
Advance Residence Investment Corp.	110	289,574
Aeon Mall Co., Ltd.	28,530	485,199
Daikyo, Inc.	129,000	268,649
Frontier Real Estate Investment Corp.	40	174,568
Hulic Co., Ltd.	17,000	160,323
Security	Number of Shares	Value ($)
Japan Excellent, Inc.	141	165,027
Japan Prime Realty Investment Corp.	79	296,599
Japan Real Estate Investment Corp.	110	579,244
Kenedix Office Investment Corp.	48	271,963
Leopalace21 Corp.	108,700	577,779
Mori Trust Sogo REIT, Inc.	90	140,570
Nippon Accommodations Fund, Inc.	43	184,768
Nippon Building Fund, Inc.	142	755,380
Nippon Prologis REIT, Inc.	90	190,184
Nomura Real Estate Holdings, Inc.	50,200	849,094
NTT Urban Development Corp.	22,600	203,966
Orix JREIT, Inc.	180	285,445
Relo Group, Inc.	13,000	213,301
Tokyo Tatemono Co., Ltd.	33,700	460,411
Tokyu Fudosan Holdings Corp.	141,100	770,591
Tokyu REIT, Inc.	126	156,306
United Urban Investment Corp.	236	356,726
		7,992,859
Retailing 2.5%
ABC-Mart, Inc.	4,800	266,830
Adastria Co., Ltd.	9,380	232,963
Alpen Co., Ltd.	12,100	216,977
AOKI Holdings, Inc.	23,600	291,515
Aoyama Trading Co., Ltd.	17,600	628,818
Arcland Sakamoto Co., Ltd.	17,300	214,005
ASKUL Corp.	5,100	148,535
Autobacs Seven Co., Ltd.	45,400	687,171
Bic Camera, Inc.	38,900	387,162
Canon Marketing Japan, Inc.	26,100	550,048
Chiyoda Co., Ltd.	15,700	391,703
DCM Holdings Co., Ltd.	76,100	662,546
Doshisha Co., Ltd.	11,700	236,561
EDION Corp. (a)	89,600	873,439
Fuji Co., Ltd.	10,000	247,669
Geo Holdings Corp.	41,200	455,105
H2O Retailing Corp.	46,100	782,473
Hikari Tsushin, Inc.	4,500	432,192
IDOM, Inc.	34,700	182,034
Izumi Co., Ltd.	10,200	510,149
Joyful Honda Co., Ltd.	10,500	347,387
Kohnan Shoji Co., Ltd.	21,000	405,243
Komeri Co., Ltd.	17,200	422,266
Marui Group Co., Ltd.	54,000	739,549
Nojima Corp.	13,200	196,924
PALTAC Corp.	18,400	543,122
Rakuten, Inc.	62,960	644,965
Ryohin Keikaku Co., Ltd.	3,100	699,047
Sanrio Co., Ltd.	16,700	305,126
Seria Co., Ltd.	4,568	204,640
Shimachu Co., Ltd.	22,900	529,538
T-Gaia Corp.	10,900	188,079
United Arrows Ltd.	9,800	303,639
USS Co., Ltd.	29,000	513,035
Xebio Holdings Co., Ltd.	24,900	414,122
Yellow Hat Ltd.	8,300	190,798
		15,045,375
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	16,000	298,983
Disco Corp.	3,600	569,441
Renesas Electronics Corp. *(a)	26,700	254,327
Sanken Electric Co., Ltd.	67,000	308,128
SCREEN Holdings Co., Ltd.	6,300	457,609
Shindengen Electric Manufacturing Co., Ltd.	38,000	176,374
Shinko Electric Industries Co., Ltd.	46,100	329,778
Sumco Corp.	46,200	808,763

38
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokyo Seimitsu Co., Ltd.	8,900	276,048
Ulvac, Inc.	6,200	291,077
		3,770,528
Software & Services 1.8%
Capcom Co., Ltd.	13,200	284,721
Dena Co., Ltd.	30,586	655,680
DTS Corp.	7,500	196,902
Fuji Soft, Inc.	9,800	258,738
Gree, Inc.	55,300	443,433
GungHo Online Entertainment, Inc.	87,900	197,210
Internet Initiative Japan, Inc.	10,300	188,413
Itochu Techno-Solutions Corp.	15,200	442,547
Konami Holdings Corp.	21,400	890,824
NEC Networks & System Integration Corp.	17,900	374,192
NET One Systems Co., Ltd.	58,300	531,948
Nexon Co., Ltd.	23,361	397,589
Nihon Unisys Ltd.	23,100	323,864
Nomura Research Institute Ltd.	23,060	802,971
NS Solutions Corp.	9,700	212,537
Obic Co., Ltd.	5,900	318,751
Oracle Corp., Japan	3,700	213,173
Otsuka Corp.	15,000	803,477
SCSK Corp.	6,876	276,812
Square Enix Holdings Co., Ltd.	12,000	345,507
TIS, Inc.	32,800	826,750
TKC Corp.	5,800	157,727
Transcosmos, Inc.	11,500	276,073
Trend Micro, Inc.	17,200	756,778
Yahoo Japan Corp.	152,300	652,334
		10,828,951
Technology Hardware & Equipment 2.4%
Amano Corp.	15,900	339,582
Anritsu Corp.	60,300	487,704
Azbil Corp.	19,400	653,196
Canon Electronics, Inc.	12,300	228,957
Citizen Watch Co., Ltd.	123,600	820,021
Daiwabo Holdings Co., Ltd.	164,000	576,773
Eizo Corp.	6,650	219,894
Hamamatsu Photonics K.K.	18,700	549,893
Hirose Electric Co., Ltd.	4,995	671,330
Hitachi High-Technologies Corp.	21,400	854,269
Hitachi Kokusai Electric, Inc.	10,900	244,462
Hitachi Maxell Ltd.	26,400	521,699
Horiba Ltd.	8,300	489,339
Hosiden Corp.	48,200	530,990
Japan Aviation Electronics Industry Ltd.	26,000	355,637
Nichicon Corp.	22,800	216,863
Nippon Signal Co., Ltd.	23,300	223,339
Nissha Printing Co., Ltd. (a)	7,100	176,641
Oki Electric Industry Co., Ltd.	34,200	511,050
Riso Kagaku Corp.	10,800	190,084
Ryosan Co., Ltd.	16,500	539,860
Ryoyo Electro Corp.	15,700	229,958
Shimadzu Corp.	41,000	696,010
Siix Corp.	5,000	199,408
Taiyo Yuden Co., Ltd.	46,600	568,815
Topcon Corp.	17,700	312,727
Toshiba TEC Corp. *	86,000	450,434
UKC Holdings Corp.	23,700	432,028
Wacom Co., Ltd.	60,100	222,760
Yaskawa Electric Corp.	46,200	883,066
Yokogawa Electric Corp.	56,100	867,041
		14,263,830
Security	Number of Shares	Value ($)
Transportation 1.4%
Fukuyama Transporting Co., Ltd.	66,000	401,260
Hitachi Transport System Ltd.	21,500	456,944
Japan Airport Terminal Co., Ltd.	8,100	281,361
Kamigumi Co., Ltd.	89,000	808,759
Keikyu Corp.	55,000	631,338
Keio Corp.	100,000	800,845
Keisei Electric Railway Co., Ltd.	19,200	456,944
Kintetsu World Express, Inc.	27,200	421,660
Konoike Transport Co., Ltd.	18,000	244,681
Mitsubishi Logistics Corp.	30,000	388,127
Mitsui-Soko Holdings Co., Ltd.	66,000	194,269
Nankai Electric Railway Co., Ltd.	109,000	536,045
Nikkon Holdings Co., Ltd.	19,000	397,271
Nishi-Nippon Railroad Co., Ltd.	108,000	456,848
Sankyu, Inc.	110,000	698,598
Senko Co., Ltd.	46,600	303,458
Sotetsu Holdings, Inc.	70,000	325,467
The Sumitomo Warehouse Co., Ltd.	45,000	273,071
Trancom Co., Ltd.	2,800	140,446
Yusen Logistics Co., Ltd.	17,200	163,731
		8,381,123
Utilities 0.2%
Hokkaido Electric Power Co., Inc.	91,600	664,958
Shizuoka Gas Co., Ltd.	42,700	290,169
The Okinawa Electric Power Co., Inc.	17,850	435,493
		1,390,620
		217,355,833

Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(d)	69,773	—
Commercial & Professional Services 0.1%
IWG plc	90,835	382,062
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	188,800	728,534
Materials 0.3%
APERAM S.A.	16,721	840,651
Ternium S.A. ADR	31,026	785,578
		1,626,229
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	431	212,279
Retailing 0.0%
L'Occitane International S.A.	99,750	209,032
		3,158,136

Netherlands 2.3%
Banks 0.2%
ABN AMRO Group N.V. CVA	35,380	928,839
Capital Goods 0.6%
Aalberts Industries N.V.	22,302	884,308
Arcadis N.V.	35,058	608,269
IMCD Group N.V.	4,860	261,788
Koninklijke BAM Groep N.V	128,770	724,902
Sensata Technologies Holding N.V. *	15,265	628,613
TKH Group N.V.	9,483	435,889
		3,543,769
Commercial & Professional Services 0.0%
Brunel International N.V.	10,913	185,630
Consumer Durables & Apparel 0.0%
TomTom N.V. *	20,080	204,158

39
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
Euronext N.V.	6,184	303,361
HAL Trust	3,367	676,502
		979,863
Energy 0.3%
Core Laboratories N.V. (a)	4,247	470,652
Koninklijke Vopak N.V.	11,931	538,424
Nostrum Oil & Gas plc *	34,671	201,358
SBM Offshore N.V.	41,126	677,518
		1,887,952
Food & Staples Retailing 0.2%
X5 Retail Group N.V. GDR *	29,835	1,051,684
Food, Beverage & Tobacco 0.0%
Refresco Group N.V.	9,581	187,171
Materials 0.2%
Corbion N.V.	24,091	747,648
OCI N.V. *	16,825	327,389
		1,075,037
Media 0.1%
Altice N.V., Class A *	14,546	361,413
Altice N.V., Class B *	2,918	72,577
		433,990
Real Estate 0.1%
Eurocommercial Properties N.V. CVA	7,072	274,823
NSI N.V.	44,338	187,201
Vastned Retail N.V.	5,390	201,357
Wereldhave N.V.	5,575	256,706
		920,087
Retailing 0.0%
Beter Bed Holding N.V.	7,748	126,598
Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	10,884	655,113
BE Semiconductor Industries N.V.	5,399	282,253
		937,366
Software & Services 0.1%
InterXion Holding N.V. *	4,084	170,140
Yandex N.V., Class A *	17,258	470,453
		640,593
Transportation 0.1%
PostNL N.V.	124,154	615,172
		13,717,909

New Zealand 1.0%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	139,319	416,581
Energy 0.1%
Z Energy Ltd.	90,323	462,231
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	53,775	220,793
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	37,424	258,899
Media 0.1%
SKY Network Television Ltd.	161,035	426,535
Real Estate 0.0%
Kiwi Property Group Ltd.	169,978	166,307
Telecommunication Services 0.1%
Chorus Ltd.	160,570	494,624
Security	Number of Shares	Value ($)
Transportation 0.2%
Air New Zealand Ltd.	273,552	478,943
Auckland International Airport Ltd.	62,721	297,210
Mainfreight Ltd.	18,626	282,569
		1,058,722
Utilities 0.4%
Contact Energy Ltd.	222,719	796,703
Genesis Energy Ltd.	171,655	251,628
Infratil Ltd.	254,933	516,393
Mercury NZ Ltd.	157,137	346,867
Meridian Energy Ltd.	201,590	383,185
		2,294,776
		5,799,468

Norway 1.4%
Automobiles & Components 0.0%
Kongsberg Automotive A.S.A. *	264,828	194,010
Banks 0.1%
SpareBank 1 SMN	40,420	336,603
Capital Goods 0.1%
Veidekke A.S.A.	20,865	277,831
Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	19,145	222,422
Diversified Financials 0.1%
Aker A.S.A., A Shares	7,442	282,590
Energy 0.5%
Aker Solutions A.S.A. *	101,702	579,231
BW LPG Ltd.	46,402	204,151
Fred Olsen Energy A.S.A. *(a)	186,751	438,815
Petroleum Geo-Services A.S.A. *	271,878	636,974
TGS Nopec Geophysical Co. A.S.A.	36,883	804,092
		2,663,263
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	29,966	241,022
Bakkafrost P/F	4,010	135,860
Leroy Seafood Group A.S.A.	5,952	299,396
Salmar A.S.A.	7,706	182,844
		859,122
Insurance 0.2%
Gjensidige Forsikring A.S.A.	47,664	732,245
Storebrand A.S.A.	92,632	610,367
		1,342,612
Materials 0.0%
Borregaard A.S.A.	22,231	249,753
Media 0.1%
Schibsted A.S.A., B Shares	11,449	256,420
Schibsted A.S.A., Class A	11,639	289,281
		545,701
Retailing 0.0%
XXL A.S.A.	12,437	133,908
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(a)	3,314,118	413,741
Software & Services 0.1%
Atea A.S.A. *	47,658	576,383
		8,097,939

40
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Portugal 0.5%
Banks 0.1%
Banco Comercial Portugues S.A., Class R *	2,866,605	640,434
Banco Espirito Santo S.A. *(d)	320,558	—
		640,434
Capital Goods 0.0%
Mota-Engil SGPS, S.A.	100,597	255,761
Food & Staples Retailing 0.1%
Sonae SGPS, S.A. *	433,948	445,244
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	16,648	261,139
The Navigator Co., S.A.	110,672	468,275
		729,414
Media 0.0%
NOS SGPS, S.A.	44,691	255,990
Transportation 0.1%
CTT-Correios de Portugal S.A.	48,515	276,910
Utilities 0.1%
Redes Energeticas Nacionais SGPS, S.A.	97,109	285,443
		2,889,196

Singapore 2.0%
Capital Goods 0.4%
COSCO Shipping International Singapore Co., Ltd. *(a)	940,431	192,070
Sembcorp Marine Ltd. (a)	504,196	586,939
Singapore Technologies Engineering Ltd.	321,900	873,219
United Engineers Ltd.	137,800	283,757
Yangzijiang Shipbuilding Holdings Ltd.	937,100	769,970
		2,705,955
Consumer Services 0.2%
Genting Singapore plc	1,213,300	966,684
Diversified Financials 0.1%
Singapore Exchange Ltd.	80,200	424,972
Energy 0.0%
Sakari Resources Ltd. *(d)	18,000	—
Food & Staples Retailing 0.1%
Olam International Ltd.	308,204	421,454
Real Estate 0.7%
Ascendas Real Estate Investment Trust	244,500	448,120
CapitaLand Commercial Trust	200,002	232,442
CapitaLand Mall Trust	288,600	406,954
City Developments Ltd.	122,500	945,302
Global Logistic Properties Ltd.	245,300	505,363
Mapletree Greater China Commercial Trust	199,800	152,955
Mapletree Industrial Trust	127,400	163,209
Mapletree Logistics Trust	236,600	191,388
Suntec Real Estate Investment Trust	182,300	230,856
UOL Group Ltd.	90,800	470,294
Wing Tai Holdings Ltd.	154,600	209,011
Yanlord Land Group Ltd.	184,400	246,148
		4,202,042
Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc. *	19,827	442,539
Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	105,700	922,487
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
M1 Ltd. (a)	127,100	197,426
StarHub Ltd.	145,900	290,935
		488,361
Transportation 0.2%
Hutchison Port Holdings Trust, Class U	1,715,300	694,401
SATS Ltd.	119,649	436,300
Singapore Post Ltd.	287,300	283,499
		1,414,200
		11,988,694

Spain 1.8%
Banks 0.3%
Bankia S.A.	562,538	683,015
Bankinter S.A.	95,077	836,959
Caja de Ahorros del Mediterraneo *(d)	5,382	—
		1,519,974
Capital Goods 0.4%
Construcciones y Auxiliar de Ferrocarriles S.A.	5,439	218,648
Fomento de Construcciones y Contratas S.A. *	31,002	287,111
Gamesa Corp. Tecnologica S.A.	20,377	439,465
Obrascon Huarte Lain S.A. (a)	161,977	707,030
Sacyr S.A. *(a)	155,071	387,922
Zardoya Otis S.A.	24,768	229,210
		2,269,386
Commercial & Professional Services 0.1%
Applus Services S.A.	18,224	228,444
Prosegur Cia de Seguridad S.A.	68,323	446,024
		674,468
Consumer Services 0.1%
Melia Hotels International S.A.	15,517	230,092
NH Hotel Group S.A. *	41,685	215,600
		445,692
Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A.	12,269	439,060
Energy 0.1%
Tecnicas Reunidas S.A.	8,630	341,057
Food, Beverage & Tobacco 0.1%
Ebro Foods S.A.	18,791	419,706
Pescanova S.A. *(d)	1,125	—
Viscofan S.A.	8,431	503,936
		923,642
Insurance 0.1%
Grupo Catalana Occidente S.A.	8,034	311,614
Materials 0.2%
Acerinox S.A.	57,077	795,105
Ence Energia y Celulosa S.A.	55,271	196,799
Vidrala S.A.	3,608	211,837
		1,203,741
Media 0.1%
Mediaset Espana Comunicacion S.A.	31,107	428,547
Promotora de Informaciones S.A., Class A *	45,439	162,102
		590,649
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Almirall S.A.	9,446	170,545
Software & Services 0.1%
Indra Sistemas S.A. *	29,281	400,724

41
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Cellnex Telecom S.A.U.	10,386	183,320
Transportation 0.1%
Aena S.A.	4,687	826,376
Utilities 0.0%
EDP Renovaveis S.A.	24,497	186,683
		10,486,931

Sweden 2.2%
Capital Goods 0.5%
B&B Tools AB, B Shares	9,686	221,993
Indutrade AB	12,893	304,528
Inwido AB	12,648	181,623
Lindab International AB	17,232	157,489
Nibe Industrier AB, B Shares	36,113	319,857
Nolato AB, Class B	5,617	178,802
Peab AB	71,567	781,572
Saab AB, Class B	11,435	566,624
		2,712,488
Commercial & Professional Services 0.2%
AF AB, B Shares	15,267	321,721
Intrum Justitia AB	11,244	446,659
Loomis AB, Class B	15,557	564,684
		1,333,064
Consumer Durables & Apparel 0.4%
Husqvarna AB, B Shares	101,877	1,012,755
JM AB	20,681	727,634
Nobia AB	29,916	309,376
		2,049,765
Consumer Services 0.0%
Betsson AB *	31,050	265,224
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	8,515	616,534
Ratos AB, B Shares (a)	114,282	535,968
		1,152,502
Energy 0.0%
Lundin Petroleum AB *	13,792	262,996
Food & Staples Retailing 0.1%
Axfood AB	24,910	395,290
ICA Gruppen AB	11,649	397,536
		792,826
Food, Beverage & Tobacco 0.1%
AAK AB	3,971	284,213
Health Care Equipment & Services 0.1%
Capio AB	51,271	283,710
Elekta AB, B Shares	45,184	471,733
		755,443
Materials 0.2%
BillerudKorsnas AB	30,789	493,250
Hexpol AB	26,891	298,749
Holmen AB, B Shares	8,430	355,223
		1,147,222
Media 0.1%
Modern Times Group MTG AB, B Shares	13,794	449,776
Real Estate 0.2%
Castellum AB	27,167	372,048
Fabege AB	11,807	203,316
Kungsleden AB	24,687	138,216
Wihlborgs Fastigheter AB	7,806	152,058
		865,638
Security	Number of Shares	Value ($)
Retailing 0.1%
Bilia AB, A Shares	15,294	306,399
Clas Ohlson AB, B Shares	12,831	212,950
Mekonomen AB	7,456	147,734
		667,083
Telecommunication Services 0.0%
Com Hem Holding AB	18,389	228,998
Transportation 0.0%
SAS AB *(a)	76,019	125,298
		13,092,536

Switzerland 3.2%
Automobiles & Components 0.0%
Autoneum Holding AG	561	165,792
Banks 0.1%
Banque Cantonale Vaudoise	413	299,215
Valiant Holding AG	2,460	282,344
		581,559
Capital Goods 0.9%
Arbonia AG *	12,997	241,653
Belimo Holding AG	66	246,820
Bucher Industries AG	1,730	557,752
Burckhardt Compression Holding AG	549	168,425
Conzzeta AG	332	328,163
Daetwyler Holding AG	1,568	265,378
dormakaba Holding AG, Series B *	388	332,447
Georg Fischer AG	935	881,674
Implenia AG	3,626	278,368
OC Oerlikon Corp. AG *	55,110	662,105
Schweiter Technologies AG	188	225,954
SFS Group AG *	2,492	248,693
Sulzer AG	3,904	455,532
Zehnder Group AG	4,476	151,599
		5,044,563
Commercial & Professional Services 0.1%
DKSH Holding AG	7,590	611,352
Consumer Durables & Apparel 0.1%
Forbo Holding AG	209	342,837
Diversified Financials 0.3%
Cembra Money Bank AG	3,792	323,505
GAM Holding AG *	59,907	767,656
Partners Group Holding AG	1,100	664,957
Vontobel Holding AG	3,334	196,354
		1,952,472
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG *	276	379,043
Emmi AG *	458	334,408
		713,451
Health Care Equipment & Services 0.2%
Sonova Holding AG	5,501	813,430
Straumann Holding AG	508	268,151
		1,081,581
Household & Personal Products 0.0%
Oriflame Holding AG *	6,203	254,218
Insurance 0.1%
Helvetia Holding AG	1,211	672,463
Materials 0.2%
EMS-Chemie Holding AG	730	457,428
Schmolz & Bickenbach AG *	464,011	425,064
		882,492
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galenica AG	503	546,548

42
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Real Estate 0.3%
Allreal Holding AG *	2,596	446,668
Mobimo Holding AG *	945	254,058
PSP Swiss Property AG	1,811	162,366
Swiss Prime Site AG *	7,930	687,480
		1,550,572
Retailing 0.2%
Dufry AG *	4,380	717,692
Valora Holding AG	1,401	480,846
		1,198,538
Software & Services 0.0%
Temenos Group AG *	3,237	280,181
Technology Hardware & Equipment 0.2%
Inficon Holding AG *	413	216,885
Kudelski S.A. - BR	8,241	142,949
Logitech International S.A.	21,135	706,357
		1,066,191
Telecommunication Services 0.1%
Sunrise Communications Group AG *	7,884	585,605
Transportation 0.2%
Flughafen Zuerich AG	2,055	452,876
Panalpina Welttransport Holding AG	3,046	402,896
Wizz Air Holdings plc *	8,510	194,686
		1,050,458
Utilities 0.0%
BKW AG	3,618	195,952
		18,776,825

United Kingdom 11.5%
Banks 0.1%
The Paragon Group of Cos. plc	52,033	314,995
Capital Goods 1.7%
Bodycote plc	58,363	630,216
Chemring Group plc	133,744	326,096
Diploma plc	18,766	269,550
Fenner plc	115,087	502,338
Galliford Try plc	24,507	456,748
Grafton Group plc	74,293	718,798
Howden Joinery Group plc	80,433	482,297
Keller Group plc	32,606	391,342
Kier Group plc	19,279	334,166
Melrose Industries plc	393,371	1,204,953
Morgan Advanced Materials plc	96,338	416,519
QinetiQ Group plc	166,726	634,470
Rotork plc	164,109	522,786
Senior plc	137,873	383,045
SIG plc	538,541	834,929
Spirax-Sarco Engineering plc	11,891	800,683
Ultra Electronics Holdings plc	13,897	376,154
Vesuvius plc	91,595	629,728
		9,914,818
Commercial & Professional Services 1.2%
Berendsen plc	53,638	582,370
De La Rue plc	28,989	256,631
Hays plc	375,135	832,459
HomeServe plc	41,364	358,414
IHS Markit Ltd. *	24,017	1,042,338
Interserve plc	134,979	403,845
Mitie Group plc	189,455	514,321
Pagegroup plc	102,678	665,241
PayPoint plc	11,360	149,636
Rentokil Initial plc	205,736	663,310
RPS Group plc	109,786	361,530
Security	Number of Shares	Value ($)
Serco Group plc *	381,337	570,659
WS Atkins plc	20,740	576,958
		6,977,712
Consumer Durables & Apparel 0.3%
Bellway plc	18,474	680,868
Bovis Homes Group plc	26,561	316,669
Coats Group plc *	654,644	544,772
Crest Nicholson Holdings plc	34,524	270,046
		1,812,355
Consumer Services 0.9%
AA plc	127,729	432,378
Domino's Pizza Group plc	36,857	157,707
EI Group plc *	357,842	648,157
Greene King plc	70,286	683,991
Greggs plc	30,307	422,220
J.D. Wetherspoon plc	25,908	333,715
Ladbrokes Coral Group plc	357,011	605,282
Marston's plc	200,379	370,991
Merlin Entertainments plc	73,776	482,886
Mitchells & Butlers plc	96,035	329,743
SSP Group plc	34,674	199,803
The Restaurant Group plc	73,725	333,858
Thomas Cook Group plc	512,650	635,546
		5,636,277
Diversified Financials 1.4%
Aberdeen Asset Management plc	233,693	844,404
Ashmore Group plc	73,813	332,695
Brewin Dolphin Holdings plc	54,812	231,875
Close Brothers Group plc	23,133	506,830
Hargreaves Lansdown plc	12,357	220,609
Henderson Group plc	189,893	567,988
IG Group Holdings plc	66,718	469,769
Intermediate Capital Group plc	74,824	757,346
International Personal Finance plc	131,456	273,426
Jupiter Fund Management plc	76,651	471,497
London Stock Exchange Group plc	17,103	749,393
NEX Group plc	70,743	563,960
Provident Financial plc	20,760	861,691
Schroders plc	16,986	701,424
SVG Capital plc *	31,614	302,389
TP ICAP plc	60,511	359,030
		8,214,326
Energy 0.3%
EnQuest plc *(a)	958,772	473,828
Hunting plc	66,914	486,799
Premier Oil plc *(a)	795,209	640,519
Soco International plc	91,255	172,858
		1,774,004
Food & Staples Retailing 0.0%
Conviviality plc	73,052	287,635
Food, Beverage & Tobacco 0.2%
Britvic plc	42,771	367,992
Cranswick plc	13,135	456,274
Dairy Crest Group plc	55,559	413,102
Greencore Group plc	81,100	239,410
		1,476,778
Health Care Equipment & Services 0.2%
LivaNova plc *	3,842	202,473
Spire Healthcare Group plc	40,640	178,018
STERIS plc	7,951	586,784
		967,275

43
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 0.1%
McBride plc *	75,846	189,595
PZ Cussons plc	45,733	198,195
		387,790
Insurance 0.5%
esure Group plc	50,862	161,397
Hiscox Ltd.	59,111	866,852
Lancashire Holdings Ltd.	83,878	740,855
Novae Group plc	15,395	124,323
Saga plc	161,349	437,972
St. James's Place plc	44,668	663,916
		2,995,315
Materials 1.3%
Acacia Mining plc	28,988	148,581
Centamin plc	145,745	333,924
Croda International plc	18,905	921,490
Elementis plc	121,866	480,130
Essentra plc	59,364	416,350
Evraz plc *	265,079	742,311
Hill & Smith Holdings plc	12,236	210,462
KAZ Minerals plc *	167,850	1,094,738
Marshalls plc	38,708	192,767
Petropavlovsk plc *	2,412,304	241,205
Randgold Resources Ltd.	8,448	743,139
RPC Group plc	33,098	347,691
Synthomer plc	52,344	335,319
Vedanta Resources plc	97,392	871,638
Victrex plc	16,434	407,638
		7,487,383
Media 0.3%
Cineworld Group plc	23,417	213,511
Daily Mail & General Trust plc	59,240	548,986
Trinity Mirror plc	190,591	271,108
UBM plc	61,045	561,454
		1,595,059
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	8,593	190,873
Indivior plc	137,325	596,059
		786,932
Real Estate 0.6%
Countrywide plc	65,938	144,971
Derwent London plc	6,132	233,749
Grainger plc	60,410	195,529
Hammerson plc	93,799	713,658
Intu Properties plc	148,021	528,673
Mapeley Ltd. *(d)	2,199	—
Savills plc	31,833	383,027
Segro plc	89,617	563,686
Shaftesbury plc	10,957	132,240
The British Land Co., plc	84,755	720,685
		3,616,218
Retailing 0.8%
B&M European Value Retail S.A.	57,961	252,939
Card Factory plc	47,741	200,404
Dixons Carphone plc	124,740	541,872
Dunelm Group plc	20,671	162,379
Halfords Group plc	99,928	483,797
Headlam Group plc	29,125	241,802
JD Sports Fashion plc	36,536	210,681
John Menzies plc	35,199	315,253
Lookers plc	173,639	291,950
N Brown Group plc	91,457	282,515
Pendragon plc	1,081,348	490,197
Pets at Home Group plc	76,350	185,515
Security	Number of Shares	Value ($)
Sports Direct International plc *(a)	99,299	394,319
Vertu Motors plc	312,598	196,365
WH Smith plc	26,085	597,430
		4,847,418
Semiconductors & Semiconductor Equipment 0.0%
Dialog Semiconductor plc *	5,899	276,020
Software & Services 0.4%
AVEVA Group plc	10,816	285,326
Computacenter plc	42,746	453,713
Fidessa Group plc	7,886	241,764
Gocompare.Com Group plc *	20,991	25,043
Micro Focus International plc	12,152	407,152
Moneysupermarket.com Group plc	73,466	329,111
Playtech plc	27,875	346,194
Rightmove plc	3,093	167,691
		2,255,994
Technology Hardware & Equipment 0.5%
Electrocomponents plc	120,718	811,373
Halma plc	40,230	548,675
Laird plc	138,776	269,614
Spectris plc	28,974	1,035,748
Spirent Communications plc	242,435	368,167
		3,033,577
Telecommunication Services 0.1%
KCOM Group plc	155,356	178,077
TalkTalk Telecom Group plc (a)	190,999	477,942
		656,019
Transportation 0.5%
BBA Aviation plc	179,340	723,461
Go-Ahead Group plc	12,288	278,519
National Express Group plc	155,674	720,420
Northgate plc	87,787	613,989
Stagecoach Group plc	157,419	415,220
		2,751,609
Utilities 0.0%
Telecom Plus plc	12,610	204,925
		68,270,434
Total Common Stock
(Cost $481,151,760)		580,337,835

Preferred Stock 0.4% of net assets

Germany 0.3%
Automobiles & Components 0.1%
Schaeffler AG	16,151	278,565
Capital Goods 0.1%
Jungheinrich AG	10,316	359,205
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	6,454	706,385
Transportation 0.0%
Sixt SE	5,380	240,358
		1,584,513

Italy 0.1%
Capital Goods 0.1%
Danieli & C Officine Meccaniche S.p.A - RSP	14,338	259,109

44
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sweden 0.0%
Transportation 0.0%
SAS AB	3,078	188,003

United Kingdom 0.0%
Household & Personal Products 0.0%
Mcbride plc *(d)	1,061,844	1,375
Total Preferred Stock
(Cost $1,593,130)		2,033,000

Rights 0.0% of net assets

Australia 0.0%
Telecommunication Services 0.0%
TPG Telecom Ltd. expires 05/12/17 *(d)	2,229	1,085
Total Rights
(Cost $—)		1,085

Other Investment Company 2.0% of net assets

United States 2.0%
Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund,Select Class 0.67% (b)	11,988,020	11,988,020
Total Other Investment Company
(Cost $11,988,020)		11,988,020
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
Australian Dollar
0.50%, 05/01/17 (c)	51,558	38,607
Barclays Capital, Inc.
U.S. Dollar
0.42%, 05/01/17 (c)	5,309,134	5,309,134
Brown Brothers Harriman
Danish Krone
(0.60%), 05/01/17 (c)	50,969	7,464
New Zealand Dollar
0.65%, 05/01/17 (c)	11,198	7,688
Norwegian Krone
0.05%, 05/02/17 (c)	387,507	45,132
Singapore Dollar
0.01%, 05/02/17 (c)	15,761	11,281
Swiss Franc
(1.45%), 05/02/17 (c)	124,795	125,423
DNB
Euro
(0.58%), 05/02/17 (c)	123,148	134,145
ING Bank
Hong Kong Dollar
0.01%, 05/02/17 (c)	3,361,791	432,199
Royal Bank of Canada
Canadian Dollar
0.05%, 05/01/17 (c)	97,942	71,750
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Skandinaviska Enskilda Banken
Japanese Yen
(0.22%), 05/01/17 (c)	3,223,438	28,916
Swedish Krone
(0.95%), 05/02/17 (c)	370,675	41,850
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 05/02/17 (c)	55,125	71,397
Total Short-Term Investments
(Cost $6,324,986)		6,324,986

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $506,478,973 and the unrealized appreciation and depreciation were $114,364,118 and ($20,158,165), respectively, with a net unrealized appreciation of $94,205,953.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $477,958,976 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial 2(a) for additional information)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,449,179.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	120	10,942,800	208,081

45
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
87.7%	Common Stock	320,476,327	372,614,400
11.1%	Preferred Stock	31,831,302	47,313,637
0.0%	Rights	—	—
0.2%	Other Investment Company	569,656	569,656
0.7%	Short-Term Investments	3,029,566	3,029,566
99.7%	Total Investments	355,906,851	423,527,259
0.3%	Other Assets and Liabilities, Net		1,438,169
100.0%	Net Assets		424,965,428

Security	Number of Shares	Value ($)
Common Stock 87.7% of net assets

Brazil 6.5%
Banks 1.2%
Banco Bradesco S.A.	107,039	1,097,689
Banco do Brasil S.A.	369,415	3,823,280
		4,920,969
Capital Goods 0.1%
Embraer S.A.	120,551	583,376
Diversified Financials 0.1%
BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	110,233	660,207
Energy 1.7%
Petroleo Brasileiro S.A. *	1,298,858	5,876,278
Ultrapar Participacoes S.A.	56,514	1,253,829
		7,130,107
Food, Beverage & Tobacco 0.8%
Ambev S.A.	356,550	2,051,197
BRF S.A.	68,518	858,944
JBS S.A.	192,400	622,532
		3,532,673
Insurance 0.1%
Sul America S.A.	86,955	459,972
Materials 1.7%
Companhia Siderurgica Nacional S.A. *	211,816	517,186
Vale S.A.	772,076	6,681,977
		7,199,163
Software & Services 0.1%
Cielo S.A.	53,934	409,511
Telecommunication Services 0.2%
Tim Participacoes S.A.	217,147	701,920
Transportation 0.1%
CCR S.A.	90,300	503,555
Security	Number of Shares	Value ($)
Utilities 0.4%
Centrais Eletricas Brasileiras S.A. *	83,116	472,921
Companhia de Saneamento Basico do Estado de Sao Paulo	62,910	580,135
CPFL Energia S.A.	57,161	468,230
		1,521,286
		27,622,739

Chile 0.6%
Energy 0.2%
Empresas Copec S.A.	72,163	807,162
Food & Staples Retailing 0.1%
Cencosud S.A.	212,555	605,462
Transportation 0.2%
Latam Airlines Group S.A. *	51,957	655,483
Utilities 0.1%
Enel Americas S.A.	2,768,062	547,595
		2,615,702

China 15.8%
Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	430,000	451,640
Banks 5.9%
Agricultural Bank of China Ltd., Class H	3,124,600	1,440,409
Bank of China Ltd., Class H	10,198,234	4,933,014
Bank of Communications Co., Ltd., Class H	886,000	681,262
China CITIC Bank Corp., Ltd., Class H	813,000	514,646
China Construction Bank Corp., Class H	12,819,960	10,405,491
China Merchants Bank Co., Ltd., Class H	281,850	730,277
China Minsheng Banking Corp., Ltd., Class H	502,500	494,390
Industrial & Commercial Bank of China Ltd., Class H	9,209,172	6,003,143
		25,202,632
Capital Goods 0.4%
China Communications Construction Co., Ltd., Class H	485,322	666,378
China Railway Construction Corp., Ltd., Class H	274,500	383,339
China Railway Group Ltd., Class H	444,000	375,519
CITIC Ltd.	313,000	453,852
		1,879,088
Consumer Durables & Apparel 0.2%
Belle International Holdings Ltd. (d)	1,273,000	990,116
Energy 3.9%
China Petroleum & Chemical Corp., Class H	9,081,400	7,374,582
China Shenhua Energy Co., Ltd., Class H	671,500	1,563,119

46
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CNOOC Ltd.	3,393,075	3,958,351
Kunlun Energy Co., Ltd.	472,000	425,946
PetroChina Co., Ltd., Class H	4,794,000	3,368,175
		16,690,173
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd. *	215,000	517,047
Health Care Equipment & Services 0.1%
Sinopharm Group Co., Ltd., Class H	85,200	381,887
Insurance 0.7%
China Life Insurance Co., Ltd., Class H	268,000	815,327
China Pacific Insurance Group Co., Ltd., Class H	121,600	448,629
PICC Property & Casualty Co., Ltd., Class H	306,000	491,898
Ping An Insurance Group Co. of China Ltd., Class H	206,000	1,158,184
		2,914,038
Materials 0.5%
Anhui Conch Cement Co., Ltd., Class H	140,000	489,588
China National Building Material Co., Ltd., Class H	1,500,000	997,120
Jiangxi Copper Co., Ltd., Class H	353,000	549,892
		2,036,600
Real Estate 0.4%
China Evergrande Group (b)	527,000	562,095
China Overseas Land & Investment Ltd.	226,000	655,533
China Resources Land Ltd.	168,000	465,532
		1,683,160
Software & Services 0.6%
Alibaba Group Holding Ltd. ADR *	4,882	563,871
Baidu, Inc. ADR *	3,728	671,897
Tencent Holdings Ltd.	39,400	1,234,533
		2,470,301
Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	1,158,000	740,360
Telecommunication Services 2.4%
China Mobile Ltd.	662,055	7,048,648
China Telecom Corp., Ltd., Class H	2,803,000	1,367,257
China Unicom (Hong Kong) Ltd.	1,237,056	1,600,780
		10,016,685
Utilities 0.3%
China Resources Power Holdings Co., Ltd.	308,000	554,527
Huaneng Power International, Inc., Class H	736,000	507,323
		1,061,850
		67,035,577

Colombia 0.5%
Banks 0.1%
Bancolombia S.A.	28,626	263,102
Energy 0.3%
Ecopetrol S.A.	2,711,254	1,253,333
Materials 0.1%
Grupo Argos S.A.	57,298	397,308
		1,913,743

Security	Number of Shares	Value ($)
Czech Republic 0.2%
Utilities 0.2%
CEZ A/S	50,966	889,246

Greece 1.0%
Banks 0.6%
Alpha Bank AE *	373,648	795,987
National Bank of Greece S.A. *	3,675,670	1,144,477
Piraeus Bank S.A. *	3,139,711	667,009
		2,607,473
Consumer Services 0.1%
OPAP S.A.	50,822	503,628
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	47,735	463,602
Utilities 0.2%
Public Power Corp. S.A. *	138,731	510,522
		4,085,225

Hungary 0.4%
Banks 0.2%
OTP Bank plc	27,992	787,033
Energy 0.2%
MOL Hungarian Oil & Gas plc	13,631	1,025,424
		1,812,457

India 4.3%
Automobiles & Components 0.4%
Mahindra & Mahindra Ltd.	25,440	528,079
Tata Motors Ltd.	133,773	954,374
Tata Motors Ltd., Class A	55,591	241,684
		1,724,137
Banks 0.6%
Housing Development Finance Corp., Ltd.	44,611	1,065,086
ICICI Bank Ltd.	195,151	841,504
State Bank of India	186,524	839,127
		2,745,717
Energy 2.0%
Bharat Petroleum Corp., Ltd.	51,466	575,458
Coal India Ltd.	141,640	609,086
Indian Oil Corp., Ltd.	197,118	1,349,089
Oil & Natural Gas Corp., Ltd.	493,018	1,428,552
Reliance Industries Ltd. *	202,661	4,392,001
		8,354,186
Food, Beverage & Tobacco 0.1%
ITC Ltd.	118,391	511,191
Materials 0.3%
Hindalco Industries Ltd.	209,421	648,032
Tata Steel Ltd.	68,611	478,674
		1,126,706
Software & Services 0.6%
Infosys Ltd.	116,496	1,664,591
Tata Consultancy Services Ltd.	21,682	765,579
		2,430,170
Telecommunication Services 0.2%
Bharti Airtel Ltd.	154,158	850,770

47
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Utilities 0.1%
NTPC Ltd.	239,946	613,440
		18,356,317

Indonesia 1.4%
Automobiles & Components 0.4%
PT Astra International Tbk	2,093,500	1,403,046
Banks 0.4%
PT Bank Central Asia Tbk	416,700	554,187
PT Bank Mandiri (Persero) Tbk	647,300	566,459
PT Bank Rakyat Indonesia (Persero) Tbk	699,000	675,164
		1,795,810
Energy 0.1%
PT United Tractors Tbk	270,600	545,590
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,711,863	440,392
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	3,802,300	1,254,327
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	2,440,300	443,776
		5,882,941

Malaysia 1.9%
Banks 0.6%
CIMB Group Holdings Berhad	465,000	614,489
Malayan Banking Berhad	603,600	1,331,387
Public Bank Berhad	183,065	841,308
		2,787,184
Capital Goods 0.2%
Sime Darby Berhad	338,400	727,865
Consumer Services 0.2%
Genting Berhad	336,000	761,009
Materials 0.1%
Petronas Chemicals Group Berhad	279,700	470,355
Telecommunication Services 0.5%
Axiata Group Berhad	823,800	976,540
DiGi.com Berhad	330,800	391,687
Maxis Berhad	317,554	466,365
Telekom Malaysia Berhad	258,400	384,534
		2,219,126
Utilities 0.3%
Tenaga Nasional Berhad	380,000	1,220,044
		8,185,583

Mexico 2.8%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	111,600	645,878
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	254,700	462,716
		1,108,594
Capital Goods 0.1%
Alfa S.A.B. de C.V., Class A	442,500	608,092
Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V.	579,437	1,308,140
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	53,800	391,013
Fomento Economico Mexicano S.A.B. de C.V.	133,315	1,199,713
Grupo Bimbo S.A.B. de C.V., Series A	180,500	441,823
		2,032,549
Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	1,686,400	1,551,557
Grupo Mexico S.A.B. de C.V., Series B	439,736	1,293,379
Industrias Penoles S.A.B. de C.V.	18,310	445,610
		3,290,546
Media 0.2%
Grupo Televisa S.A.B., Series CPO	191,517	929,138
Telecommunication Services 0.6%
America Movil S.A.B. de C.V., Series L	3,140,019	2,413,571
		11,690,630

Peru 0.1%
Banks 0.1%
Credicorp Ltd.	2,733	419,953

Philippines 0.2%
Telecommunication Services 0.2%
PLDT, Inc.	19,210	681,826

Poland 2.5%
Banks 0.4%
Bank Pekao S.A.	15,581	564,659
Powszechna Kasa Oszczednosci Bank Polski S.A. *	113,189	1,030,536
		1,595,195
Energy 0.8%
Polski Koncern Naftowy Orlen S.A.	98,347	2,939,157
Polskie Gornictwo Naftowe i Gazownictwo S.A.	313,076	533,825
		3,472,982
Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	104,895	1,157,373
Materials 0.5%
KGHM Polska Miedz S.A.	70,615	2,236,942
Telecommunication Services 0.1%
Orange Polska S.A.	434,488	518,178
Utilities 0.4%
PGE S.A.	325,844	967,840
Tauron Polska Energia S.A. *	792,243	671,912
		1,639,752
		10,620,422

Republic of Korea 17.1%
Automobiles & Components 2.0%
Hankook Tire Co., Ltd.	9,557	494,579
Hyundai Mobis Co., Ltd.	9,566	1,865,567
Hyundai Motor Co.	29,616	3,745,740
Kia Motors Corp.	75,310	2,305,312
		8,411,198
Banks 1.2%
Hana Financial Group, Inc.	32,017	1,099,624
Industrial Bank Of Korea	40,879	448,302

48
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
KB Financial Group, Inc.	37,227	1,636,403
Shinhan Financial Group Co., Ltd.	51,323	2,142,807
		5,327,136
Capital Goods 1.5%
CJ Corp.	2,427	398,678
Daelim Industrial Co., Ltd.	5,542	390,932
Hyundai Engineering & Construction Co., Ltd.	15,906	677,535
Hyundai Heavy Industries Co., Ltd. *(d)	13,914	2,053,393
LG Corp.	14,384	854,430
LG International Corp.	12,963	370,001
Samsung Heavy Industries Co., Ltd. *	77,605	735,573
SK Networks Co., Ltd.	101,165	711,503
		6,192,045
Consumer Durables & Apparel 0.6%
LG Electronics, Inc.	41,371	2,511,369
Energy 1.0%
GS Holdings Corp.	8,817	458,926
S-Oil Corp.	9,825	859,557
SK Innovation Co., Ltd.	19,399	2,910,334
		4,228,817
Food & Staples Retailing 0.2%
E-Mart, Inc.	4,429	894,626
Food, Beverage & Tobacco 0.2%
KT&G Corp.	9,382	836,675
Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	2,770	652,146
Samsung Life Insurance Co., Ltd.	6,418	617,023
		1,269,169
Materials 2.0%
Hyundai Steel Co.	17,572	846,392
LG Chem Ltd.	7,707	1,853,750
Lotte Chemical Corp.	2,290	687,447
POSCO	22,349	5,276,217
		8,663,806
Retailing 0.1%
Lotte Shopping Co., Ltd.	2,381	549,089
Semiconductors & Semiconductor Equipment 0.7%
SK Hynix, Inc.	62,182	2,945,770
Technology Hardware & Equipment 6.5%
LG Display Co., Ltd.	76,812	1,979,300
Samsung Electro-Mechanics Co., Ltd.	13,102	840,546
Samsung Electronics Co., Ltd.	12,324	24,160,306
Samsung SDI Co., Ltd.	5,504	664,461
		27,644,613
Telecommunication Services 0.1%
LG Uplus Corp.	44,855	569,948
Transportation 0.2%
Hyundai Glovis Co., Ltd.	2,943	374,788
Korean Air Lines Co., Ltd. *	14,149	380,559
		755,347
Utilities 0.5%
Korea Electric Power Corp.	40,154	1,600,549
Korea Gas Corp. *	11,406	467,185
		2,067,734
		72,867,342

Security	Number of Shares	Value ($)
Russia 11.5%
Banks 0.6%
Sberbank of Russia PJSC *	826,740	2,399,095
VTB Bank PJSC *	222,450,000	260,711
		2,659,806
Energy 8.9%
Gazprom PJSC *	5,757,400	13,829,995
Gazprom PJSC ADR	784,000	3,722,078
Lukoil PJSC *	221,305	10,954,702
NovaTek PJSC *	112,160	1,370,065
Rosneft PJSC *	193,350	1,077,492
Surgutneftegas OJSC *	9,419,605	4,618,074
Tatneft PJSC *	342,930	2,270,990
		37,843,396
Food & Staples Retailing 0.2%
Magnit PJSC *	5,569	858,504
Materials 0.4%
MMC Norilsk Nickel PJSC *	10,887	1,672,768
Telecommunication Services 0.9%
Mobile TeleSystems PJSC *	348,922	1,678,454
Rostelecom PJSC *	504,400	660,084
Sistema PJSC FC *	3,187,000	1,195,221
		3,533,759
Transportation 0.4%
Aeroflot Russian Airlines PJSC *	346,000	1,068,168
Globaltrans Investment plc GDR	97,956	741,527
		1,809,695
Utilities 0.1%
RusHydro PJSC *	33,556,000	527,534
		48,905,462

South Africa 6.0%
Banks 0.8%
Barclays Africa Group Ltd.	60,589	665,448
Nedbank Group Ltd.	30,580	515,574
Standard Bank Group Ltd.	181,376	2,014,105
		3,195,127
Capital Goods 0.3%
Barloworld Ltd.	81,174	731,454
The Bidvest Group Ltd.	56,904	679,209
		1,410,663
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings N.V.	123,688	629,213
Diversified Financials 0.3%
FirstRand Ltd.	304,797	1,137,142
Food & Staples Retailing 0.4%
Bid Corp., Ltd.	39,828	843,758
Shoprite Holdings Ltd.	54,365	852,883
		1,696,641
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	16,506	498,512
Health Care Equipment & Services 0.1%
Netcare Ltd.	176,467	350,165
Insurance 0.2%
Sanlam Ltd.	145,812	774,332
Materials 1.9%
AngloGold Ashanti Ltd.	75,483	864,425
Gold Fields Ltd.	252,961	829,082
Impala Platinum Holdings Ltd. *	217,396	697,582
Kumba Iron Ore Ltd. *	51,190	665,498

49
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sappi Ltd.	67,723	502,939
Sasol Ltd.	146,413	4,486,805
		8,046,331
Media 0.2%
Naspers Ltd., N Shares	4,763	905,691
Retailing 0.3%
Imperial Holdings Ltd.	60,643	766,985
Woolworths Holdings Ltd.	81,033	439,247
		1,206,232
Telecommunication Services 1.3%
MTN Group Ltd.	494,554	4,677,155
Telkom SA SOC Ltd.	84,707	473,998
Vodacom Group Ltd.	39,620	448,096
		5,599,249
		25,449,298

Taiwan 11.9%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	191,000	394,168
Banks 0.3%
CTBC Financial Holding Co., Ltd.	1,076,201	672,050
Mega Financial Holding Co., Ltd.	779,340	625,652
		1,297,702
Capital Goods 0.3%
Far Eastern New Century Corp.	856,817	720,924
Walsin Lihwa Corp.	1,023,000	458,531
		1,179,455
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	367,267	514,194
Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	435,674	682,014
Energy 0.1%
Formosa Petrochemical Corp.	181,330	633,825
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	426,678	787,645
Insurance 0.2%
Cathay Financial Holding Co., Ltd.	438,599	702,904
Materials 1.4%
China Steel Corp.	1,702,198	1,364,165
Formosa Chemicals & Fibre Corp.	427,442	1,314,378
Formosa Plastics Corp.	427,732	1,285,271
Nan Ya Plastics Corp.	543,622	1,309,439
Taiwan Cement Corp.	571,299	664,488
		5,937,741
Retailing 0.1%
Hotai Motor Co., Ltd.	34,000	391,840
Semiconductors & Semiconductor Equipment 2.5%
Advanced Semiconductor Engineering, Inc.	729,117	913,794
MediaTek, Inc.	171,138	1,230,160
Taiwan Semiconductor Manufacturing Co., Ltd.	1,181,103	7,608,541
United Microelectronics Corp.	2,802,965	1,120,460
		10,872,955
Technology Hardware & Equipment 5.9%
Acer, Inc. *	1,428,496	674,235
Asustek Computer, Inc.	168,041	1,650,899
AU Optronics Corp.	3,501,800	1,455,373
Catcher Technology Co., Ltd.	47,000	482,660
Compal Electronics, Inc.	1,990,305	1,332,363
Delta Electronics, Inc.	167,590	943,321
Security	Number of Shares	Value ($)
Foxconn Technology Co., Ltd.	137,317	418,396
Hon Hai Precision Industry Co., Ltd.	2,715,466	8,888,158
HTC Corp. *	397,473	953,752
Innolux Corp.	4,541,357	2,119,639
Inventec Corp.	760,639	565,610
Lite-On Technology Corp.	416,167	725,942
Pegatron Corp.	418,264	1,231,821
Quanta Computer, Inc.	586,500	1,215,030
Synnex Technology International Corp.	489,850	530,774
Wistron Corp.	1,195,653	1,128,809
WPG Holdings Ltd.	487,000	617,344
		24,934,126
Telecommunication Services 0.5%
Chunghwa Telecom Co., Ltd.	429,906	1,454,227
Far EasTone Telecommunications Co., Ltd.	159,622	393,077
Taiwan Mobile Co., Ltd.	129,334	477,524
		2,324,828
		50,653,397

Thailand 1.6%
Banks 0.2%
Kasikornbank PCL	87,900	469,662
The Siam Commercial Bank PCL	131,000	590,807
		1,060,469
Energy 0.9%
PTT Exploration & Production PCL	289,100	812,807
PTT PCL	219,987	2,473,979
Thai Oil PCL	199,900	450,772
		3,737,558
Materials 0.3%
PTT Global Chemical PCL	394,900	856,244
The Siam Cement PCL	23,900	368,809
		1,225,053
Telecommunication Services 0.2%
Advanced Info Service PCL	139,575	706,147
		6,729,227

Turkey 1.3%
Banks 0.6%
Akbank T.A.S.	264,010	706,638
Turkiye Garanti Bankasi A/S	306,510	827,409
Turkiye Halk Bankasi A/S	154,536	512,360
Turkiye Is Bankasi, Class C	304,815	601,563
		2,647,970
Capital Goods 0.2%
KOC Holding A/S	144,844	680,737
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	181,325	540,043
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	30,098	758,162
Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS	252,889	463,243
Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S *	167,913	587,483
		5,677,638

50
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
United Arab Emirates 0.1%
Telecommunication Services 0.1%
Emirates Telecommunications Group Co. PJSC	109,385	519,675
Total Common Stock
(Cost $320,476,327)		372,614,400

Preferred Stock 11.1% of net assets

Brazil 8.3%
Banks 2.8%
Banco Bradesco S.A.	397,716	4,186,352
Itau Unibanco Holding S.A.	576,085	7,125,627
Itausa - Investimentos Itau S.A.	258,503	805,468
		12,117,447
Energy 1.7%
Petroleo Brasileiro S.A. *	1,659,754	7,305,103
Food & Staples Retailing 0.3%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	58,515	1,322,743
Materials 2.6%
Gerdau S.A.	545,306	1,683,653
Metalurgica Gerdau S.A. *	826,477	1,197,774
Vale S.A.	964,228	7,977,388
		10,858,815
Telecommunication Services 0.3%
Telefonica Brasil S.A.	74,572	1,111,044
Utilities 0.6%
Centrais Eletricas Brasileiras S.A., Class B *	67,520	487,140
Companhia Energetica de Minas Gerais	594,808	1,664,087
Companhia Paranaense de Energia-Copel	50,544	464,507
		2,615,734
		35,330,886

Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	49,124	479,552

Republic of Korea 1.2%
Automobiles & Components 0.2%
Hyundai Motor Co., Ltd.	4,324	350,593
Hyundai Motor Co., Ltd. 2nd	8,398	732,638
		1,083,231
Materials 0.1%
LG Chem Ltd.	1,565	249,970
Technology Hardware & Equipment 0.9%
Samsung Electronics Co., Ltd.	2,361	3,635,761
		4,968,962

Russia 1.5%
Banks 0.0%
Sberbank of Russia PJSC *	40,000	88,405
Security	Number of Shares	Value ($)
Energy 1.5%
Surgutneftegas *	2,225,300	1,192,416
Transneft PJSC *	1,552	5,253,416
		6,445,832
		6,534,237
Total Preferred Stock
(Cost $31,831,302)		47,313,637

Rights 0.0% of net assets

China 0.0%
Banks 0.0%
Bank of Communications Co., Ltd., Class H expires 05/31/17 *(d)	1,772	—
Total Rights
(Cost $—)		—

Other Investment Company 0.2% of net assets

United States 0.2%
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	569,656	569,656
Total Other Investment Company
(Cost $569,656)		569,656
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
Barclays Capital, Inc.
U.S. Dollar
0.42%, 05/01/17 (a)	3,023,661	3,023,661
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 05/02/17 (a)	24,474	3,147
South African Rand
6.10%, 05/02/17 (a)	13,457	1,007
Euro
(0.58%), 05/02/17 (a)	1,063	1,158
Singapore Dollar
0.01%, 05/02/17 (a)	829	593
Total Short-Term Investments
(Cost $3,029,566)		3,029,566

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $381,233,611 and the unrealized appreciation and depreciation were $61,187,236 and ($18,893,588), respectively, with a net unrealized appreciation of $42,293,648.

51
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

At 04/30/17, the values of certain foreign securities held by the fund aggregating $274,323,563 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $533,990.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI Emerging Markets Index, e-mini, Long, expires 06/16/17	104	5,090,800	22,278
52
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 06/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 06/12/2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: 06/12/2017